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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03153

Russell Investment Company

(Exact name of registrant as specified in charter)

1301 2nd Avenue 18th Floor, Seattle Washington 98101

(Address of principal executive offices) (Zip code)

Mary Beth Rhoden Albaneze, Secretary and Chief Legal Officer

1301 2nd Avenue

18th Floor

Seattle, Washington 98101

206-505-4846

(Name and address of agent for service)

Registrant’s telephone number, including area code: 206-505-7877

Date of fiscal year end: October 31

Date of reporting period: May 1, 2013 – July 31, 2013

Item 1. Schedule of Investments

2013 QUARTERLY REPORT

Russell Funds

JULY 31, 2013

FUND	SHARE CLASS

U.S. Equity Funds

Russell U.S. Core Equity Fund	A, C, E, I, S, Y

Russell U.S. Defensive Equity Fund

(formerly, Russell U.S. Quantitative Fund)	A, C, E, I, S, Y

Russell U.S. Dynamic Equity Fund

(formerly, Russell U.S. Growth Fund)	A, C, E, I, S, Y

Russell U.S. Strategic Equity Fund	A, C, E, S

Russell U.S. Large Cap Equity Fund	A, C, S

Russell U.S. Mid Cap Equity Fund	A, C, S

Russell U.S. Small Cap Equity Fund	A, C, E, I, S, Y

International and Global Equity Funds

Russell International Developed Markets Fund	A, C, E, I, S, Y

Russell Global Equity Fund	A, C, E, S, Y

Russell Emerging Markets Fund	A, C, E, S, Y

Tax-Managed Equity Funds

Russell Tax-Managed U.S. Large Cap Fund	A, C, E, S

Russell Tax-Managed U.S. Mid & Small Cap Fund	A, C, E, S

Taxable Fixed Income Funds

Russell Global Opportunistic Credit Fund	A, C, E, S, Y

Russell Strategic Bond Fund	A, C, E, I, S, Y

Russell Investment Grade Bond Fund	A, C, E, I, S, Y

Russell Short Duration Bond Fund	A, C, E, S, Y

Tax Exempt Fixed Income Funds

Russell Tax Exempt Bond Fund	A, C, E, S

Alternative and Specialty Funds

Russell Commodity Strategies Fund	A, C, E, S, Y

Russell Global Infrastructure Fund	A, C, E, S, Y

Russell Global Real Estate Securities Fund	A, C, E, S, Y

Russell Multi-Strategy Alternative Fund	A, C, E, S, Y

Russell Strategic Call Overwriting Fund	S

Russell Investment Company

Russell Investment Company is a series investment company with 39 different investment portfolios referred to as Funds. This Quarterly Report reports on 22 of these Funds.

Russell Investment Company

Russell Funds

Quarterly Report

July 31, 2013 (Unaudited)

Russell Investment Company - Russell Funds.

Copyright © Russell Investments 2013. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc., member FINRA and part of Russell Investments.

Russell Investment Company

Russell U.S. Core Equity Fund

Schedule of Investments — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Common Stocks - 95.9%
Consumer Discretionary - 14.6%
Aaron’s, Inc. Class A	23,700	679
Abercrombie & Fitch Co. Class A	74,800	3,730
Advance Auto Parts, Inc.	31,700	2,615
Amazon.com, Inc. (Æ)	20,864	6,285
AMC Networks, Inc. Class A (Æ)	12,700	867
AutoZone, Inc. (Æ)(Ñ)	3,650	1,637
Avon Products, Inc.	115,503	2,640
Carnival Corp.	50,040	1,853
CBS Corp. Class B	58,700	3,102
Comcast Corp. Class A (Æ)	217,469	9,804
Costco Wholesale Corp.	45,552	5,343
Cracker Barrel Old Country Store, Inc.	6,100	597
DIRECTV (Æ)	29,497	1,866
Discovery Communications, Inc. Class A (Æ)	20,300	1,618
Dollar Tree, Inc. (Æ)	58,400	3,133
eBay, Inc. (Æ)	480,910	24,858
Estee Lauder Cos., Inc. (The) Class A	50,464	3,313
Express, Inc. (Æ)	14,900	336
Foot Locker, Inc.	20,400	737
Ford Motor Co.	559,950	9,452
GameStop Corp. Class A (Ñ)	24,400	1,197
General Motors Co. (Æ)	212,100	7,608
Hanesbrands, Inc.	60,700	3,852
Harman International Industries, Inc.	13,600	823
Hertz Global Holdings, Inc. (Æ)	341,812	8,754
Home Depot, Inc.	86,305	6,821
Jack in the Box, Inc. (Æ)	56,600	2,269
Johnson Controls, Inc.	329,150	13,235
Las Vegas Sands Corp.	135,687	7,540
Lennar Corp. Class A (Ñ)	55,390	1,876
LG Display Co., Ltd. - ADR (Ñ)	20,350	252
Lowe’s Cos., Inc.	306,960	13,684
Marriott International, Inc. Class A	82,380	3,425
Marriott Vacations Worldwide Corp. (Æ)	12,800	563
McDonald’s Corp.	117,514	11,526
Meritage Homes Corp. (Æ)	32,820	1,486
Michael Kors Holdings, Ltd. (Æ)	76,884	5,177
Nike, Inc. Class B	106,951	6,729
NVR, Inc. (Æ)	471	436
Orient-Express Hotels, Ltd. Class A (Æ)	60,780	760
Panera Bread Co. Class A (Æ)	12,710	2,123
PetSmart, Inc.	27,000	1,977
Ross Stores, Inc.	47,600	3,212
Sirius XM Radio, Inc.	994,200	3,708
Starbucks Corp.	290,044	20,663
Starwood Hotels & Resorts Worldwide, Inc.	151,220	10,003
Target Corp.	158,717	11,309
Taylor Morrison Home Corp. Class A (Æ)	16,290	395
Tiffany & Co.	86,540	6,881
Time Warner, Inc.	363,511	22,632
TJX Cos., Inc.	9,096	473
Toll Brothers, Inc. (Æ)	148,245	4,873
Urban Outfitters, Inc. (Æ)	65,744	2,798
VF Corp.	9,800	1,931

	Principal Amount ($) or Shares	Fair Value $
Viacom, Inc. Class B	188,622	13,726
Wal-Mart Stores, Inc.	76,830	5,988
Walt Disney Co. (The)	131,596	8,508
Whirlpool Corp.	30,569	4,095
Yum! Brands, Inc.	194,689	14,197

		321,970

Consumer Staples - 6.2%
Altria Group, Inc.	155,953	5,468
Bunge, Ltd.	16,500	1,254
Church & Dwight Co., Inc.	41,320	2,632
Coca-Cola Co. (The)	703,784	28,208
Colgate-Palmolive Co.	289,400	17,326
ConAgra Foods, Inc.	104,500	3,784
CVS Caremark Corp.	133,174	8,189
Flowers Foods, Inc.	55,050	1,264
General Mills, Inc.	8,139	423
Hershey Co. (The)	33,700	3,197
Kellogg Co.	3,301	219
Kimberly-Clark Corp.	4,861	480
Kraft Foods Group, Inc. (Æ)	17,700	1,001
Kroger Co. (The)	44,300	1,740
Lorillard, Inc.	43,590	1,854
Mondelez International, Inc. Class A	137,032	4,285
PepsiCo, Inc.	19,658	1,642
Philip Morris International, Inc.	134,191	11,967
Procter & Gamble Co. (The)	264,941	21,275
Reynolds American, Inc.	3,952	195
Rite Aid Corp. (Æ)	30,000	90
Sysco Corp.	291,325	10,054
TreeHouse Foods, Inc. (Æ)	5,000	355
Tyson Foods, Inc. Class A	28,600	790
Walgreen Co.	182,815	9,186

		136,878

Energy - 10.1%
Anadarko Petroleum Corp.	1,500	133
Arch Coal, Inc. (Ñ)	910,075	3,549
Atwood Oceanics, Inc. (Æ)	6,300	355
BP PLC - ADR	120,200	4,981
Cabot Oil & Gas Corp.	48,058	3,644
Chesapeake Energy Corp.	250,465	5,836
Chevron Corp.	160,772	20,240
Cimarex Energy Co.	4,900	375
ConocoPhillips	165,645	10,744
CONSOL Energy, Inc.	49,510	1,536
Devon Energy Corp.	60,065	3,304
Diamond Offshore Drilling, Inc. (Ñ)	49,400	3,332
Exxon Mobil Corp.	534,122	50,074
Halliburton Co.	189,650	8,570
Marathon Oil Corp.	544,138	19,785
Marathon Petroleum Corp.	18,238	1,337
Murphy Oil Corp.	9,000	609
National Oilwell Varco, Inc.	184,577	12,952
Noble Energy, Inc.	95,518	5,969
Occidental Petroleum Corp.	121,404	10,811
Peabody Energy Corp.	204,960	3,394

Russell U.S. Core Equity Fund	3

Russell Investment Company

Russell U.S. Core Equity Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Phillips 66 (Æ)	82,800	5,092
Pioneer Natural Resources Co.	56,859	8,799
Rowan Companies PLC (Æ)	31,600	1,085
Schlumberger, Ltd.	218,998	17,811
Southwestern Energy Co. (Æ)	174,750	6,779
Spectra Energy Corp.	8,496	306
Superior Energy Services, Inc. (Æ)	40,500	1,038
Tesoro Corp.	24,700	1,404
Weatherford International, Ltd. (Æ)	187,800	2,622
Whiting Petroleum Corp. (Æ)	57,900	2,980
WPX Energy, Inc. (Æ)	147,080	2,825

		222,271

Financial Services - 17.3%
ACE, Ltd.	131,314	12,000
Aflac, Inc.	16,295	1,005
Allied World Assurance Co. Holdings AG	12,000	1,136
Allstate Corp. (The)	84,175	4,291
American Express Co.	257,170	18,972
American International Group, Inc. (Æ)	150,700	6,858
American Tower Corp. Class A (ö)	3,262	231
Arch Capital Group, Ltd. (Æ)	7,200	390
Aspen Insurance Holdings, Ltd.	76,200	2,857
Assurant, Inc.	13,600	737
Assured Guaranty, Ltd.	106,584	2,307
Axis Capital Holdings, Ltd.	76,500	3,332
Bank of America Corp.	1,854,862	27,081
Bank of New York Mellon Corp. (The)	44,400	1,396
BB&T Corp.	202,400	7,224
Berkshire Hathaway, Inc. Class B (Æ)	42,667	4,944
BlackRock, Inc. Class A	192	54
BOK Financial Corp.	3,400	227
Capital One Financial Corp.	260,050	17,949
CBOE Holdings, Inc.	21,200	1,062
Chubb Corp. (The)	54,263	4,694
Citigroup, Inc.	618,032	32,224
Comerica, Inc.	30,900	1,315
Commerce Bancshares, Inc.	11,200	511
DiamondRock Hospitality Co. (ö)	36,800	357
Discover Financial Services	149,430	7,398
Everest Re Group, Ltd.	17,100	2,283
Extra Space Storage, Inc. (ö)	8,400	353
Fiserv, Inc. (Æ)	3,000	289
Franklin Resources, Inc.	69,504	3,397
Genworth Financial, Inc. Class A (Æ)	38,325	498
Goldman Sachs Group, Inc. (The)	30,032	4,926
Hanover Insurance Group, Inc. (The)	27,100	1,459
Hartford Financial Services Group, Inc.	205,410	6,339
Huntington Bancshares, Inc.	143,100	1,224
JPMorgan Chase & Co.	618,815	34,487
KeyCorp	107,070	1,316
Lincoln National Corp.	94,200	3,925
Loews Corp.	220,831	10,059
Markel Corp. (Æ)	1,527	809
Marsh & McLennan Cos., Inc.	7,006	293
Mastercard, Inc. Class A	23,631	14,429
MetLife, Inc.	114,491	5,544

	Principal Amount ($) or Shares	Fair Value $
Morgan Stanley	46,870	1,275
PartnerRe, Ltd. - ADR (Ñ)	43,200	3,868
PNC Financial Services Group, Inc. (The)	312,300	23,750
Principal Financial Group, Inc.	11,700	507
ProAssurance Corp.	36,900	1,975
Prudential Financial, Inc.	55,600	4,391
Public Storage (ö)	1,803	287
Regions Financial Corp.	287,628	2,879
Reinsurance Group of America, Inc. Class A	12,500	851
RenaissanceRe Holdings, Ltd.	35,200	3,061
Signature Bank (Æ)	4,800	440
SLM Corp.	144,600	3,573
State Street Corp.	384,600	26,795
SunTrust Banks, Inc.	235,968	8,209
SVB Financial Group (Æ)	2,600	227
Symetra Financial Corp.	19,700	354
T Rowe Price Group, Inc.	30,800	2,317
Taubman Centers, Inc. (ö)	9,400	688
Thomson Reuters Corp.	4,285	146
Total System Services, Inc.	25,800	707
Travelers Cos., Inc. (The)	65,351	5,460
US Bancorp	8,227	307
Visa, Inc. Class A	101,550	17,975
Wells Fargo & Co.	411,900	17,918
WR Berkley Corp.	21,545	913

		381,055

Health Care - 15.2%
Abbott Laboratories	202,227	7,408
Actavis, Inc. (Æ)	35,245	4,732
Aetna, Inc.	59,500	3,818
Allergan, Inc.	30,036	2,737
Amgen, Inc.	56,471	6,115
Baxter International, Inc.	251,000	18,333
Becton Dickinson and Co.	25,542	2,649
Biogen Idec, Inc. (Æ)	39,425	8,600
Bio-Rad Laboratories, Inc. Class A (Æ)	14,080	1,718
Bristol-Myers Squibb Co.	1,070	46
Brookdale Senior Living, Inc. Class A (Æ)	107,945	3,143
Cardinal Health, Inc.	196,500	9,843
Celgene Corp. (Æ)	1,463	215
Cerner Corp. (Æ)	205,740	10,081
Community Health Systems, Inc.	4,400	203
Covidien PLC	147,737	9,105
CR Bard, Inc.	19,700	2,258
Eli Lilly & Co.	135,744	7,209
Express Scripts Holding Co. (Æ)	19,195	1,258
Forest Laboratories, Inc. (Æ)	107,300	4,674
Gilead Sciences, Inc. (Æ)	156,772	9,634
Health Net, Inc. (Æ)	8,400	258
Humana, Inc.	15,800	1,442
IDEXX Laboratories, Inc. (Æ)	50,200	4,919
Intuitive Surgical, Inc. (Æ)	161	62
Johnson & Johnson	458,757	42,894
Laboratory Corp. of America Holdings (Æ)	17,800	1,722
LifePoint Hospitals, Inc. (Æ)	36,000	1,770

4	Russell U.S. Core Equity Fund

Russell Investment Company

Russell U.S. Core Equity Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Magellan Health Services, Inc. (Æ)	8,100	463
McKesson Corp.	107,575	13,195
Medtronic, Inc.	317,161	17,520
Merck & Co., Inc.	246,385	11,868
Molina Healthcare, Inc. (Æ)	4,400	163
Novartis AG - ADR	75,800	5,428
Novo Nordisk A/S - ADR (Ñ)	39,560	6,683
Patterson Cos., Inc.	62,600	2,560
Perrigo Co.	75,690	9,415
Pfizer, Inc.	1,614,680	47,197
Pharmacyclics, Inc. (Æ)	25,783	2,801
Regeneron Pharmaceuticals, Inc. (Æ)	35,450	9,574
Stryker Corp.	47,338	3,335
Thermo Fisher Scientific, Inc.	49,931	4,549
UnitedHealth Group, Inc.	126,801	9,237
Valeant Pharmaceuticals International, Inc. (Æ)	114,789	10,744
Vertex Pharmaceuticals, Inc. (Æ)	57,000	4,549
WellCare Health Plans, Inc. (Æ)	1,600	98
WellPoint, Inc.	31,000	2,652
Zimmer Holdings, Inc.	23,900	1,995
Zoetis, Inc. Class A	100,658	3,001

		333,873

Materials and Processing - 4.6%
Air Products & Chemicals, Inc.	2,648	288
Alcoa, Inc.	58,050	461
CF Industries Holdings, Inc.	5,620	1,102
Commercial Metals Co.	100,300	1,554
CRH PLC - ADR (Ñ)	164,100	3,464
Cytec Industries, Inc.	6,900	537
Ecolab, Inc.	143,885	13,258
EI du Pont de Nemours & Co.	125,500	7,240
Fastenal Co.	203,680	9,982
Greif, Inc. Class A	5,017	278
Huntsman Corp.	22,800	411
International Flavors & Fragrances, Inc.	24,800	2,001
LyondellBasell Industries NV Class A	49,596	3,408
Mallinckrodt PLC	742	34
Masco Corp.	168,818	3,464
Minerals Technologies, Inc.	14,500	667
Monsanto Co.	351,076	34,679
Mosaic Co. (The)	88,550	3,638
MRC Global, Inc. (Æ)	11,400	306
PPG Industries, Inc.	23,961	3,844
Praxair, Inc.	89,196	10,719
Precision Castparts Corp.	1,891	419
RBC Bearings, Inc. (Æ)	4,800	263
Steel Dynamics, Inc.	12,000	187

		102,204

Producer Durables - 10.1%
3M Co.	8,747	1,027
ABM Industries, Inc.	24,899	645
Accenture PLC Class A	63,830	4,711
Aegean Marine Petroleum Network, Inc.	92,285	868
AGCO Corp.	65,000	3,656

	Principal Amount ($) or Shares	Fair Value $
Air Lease Corp. Class A	26,600	742
AO Smith Corp.	55,200	2,281
Automatic Data Processing, Inc.	244,029	17,592
Boeing Co. (The)	55,320	5,814
Brady Corp. Class A	1,043	35
Canadian Pacific Railway, Ltd.	28,286	3,476
Con-way, Inc.	15,700	651
CSX Corp.	2,941	73
Danaher Corp.	46,710	3,145
Danone SA - ADR (Æ)	111,420	1,765
Delta Air Lines, Inc.	435,797	9,252
Eaton Corp. PLC	57,300	3,951
Electronics for Imaging, Inc. (Æ)	11,500	345
EMCOR Group, Inc.	7,300	301
Emerson Electric Co.	9,088	558
FedEx Corp.	56,872	6,028
General Dynamics Corp.	67,700	5,778
General Electric Co.	1,366,650	33,305
Heartland Express, Inc.	5,500	81
Honeywell International, Inc.	282,436	23,437
Illinois Tool Works, Inc.	145,338	10,470
JB Hunt Transport Services, Inc.	9,100	682
Knight Transportation, Inc.	24,500	416
L-3 Communications Holdings, Inc.	24,300	2,264
Lexmark International, Inc. Class A	50,194	1,882
Lockheed Martin Corp.	3,275	393
Magna International, Inc. Class A (Ñ)	17,760	1,358
MAXIMUS, Inc.	28,440	1,070
Navistar International Corp. (Æ)(Ñ)	55,973	1,911
Norfolk Southern Corp.	45,673	3,341
Northrop Grumman Corp.	15,889	1,463
Orbital Sciences Corp. (Æ)	15,200	282
Pentair, Ltd.	63,100	3,854
Raytheon Co.	242,886	17,449
Regal-Beloit Corp.	11,770	761
Roper Industries, Inc.	16,100	2,028
Ryder System, Inc.	5,700	352
Snap-on, Inc.	33,365	3,165
Southwest Airlines Co.	252,200	3,488
Stanley Black & Decker, Inc.	87,100	7,370
Terex Corp. (Æ)	118,700	3,499
Textron, Inc.	37,900	1,038
UniFirst Corp.	6,300	618
Union Pacific Corp.	74,173	11,763
United Parcel Service, Inc. Class B	4,085	355
United Technologies Corp.	11,686	1,234
URS Corp.	3,200	149
US Airways Group, Inc. (Æ)(Ñ)	79,080	1,530
Waste Management, Inc.	6,025	253
WW Grainger, Inc.	11,820	3,098
Xerox Corp.	138,100	1,340
Xylem, Inc.	105,000	2,618
Zebra Technologies Corp. Class A (Æ)	18,600	859

		221,870

Technology - 14.0%
Adobe Systems, Inc. (Æ)	104,417	4,937
Amdocs, Ltd.	72,800	2,801

Russell U.S. Core Equity Fund	5

Russell Investment Company

Russell U.S. Core Equity Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Apple, Inc.	83,647	37,850
Autodesk, Inc. (Æ)	6,500	230
Avago Technologies, Ltd. Class A	96,900	3,554
Benchmark Electronics, Inc. (Æ)	17,500	387
Broadcom Corp. Class A	34,100	940
Brocade Communications Systems, Inc. (Æ)	162,100	1,080
CA, Inc.	20,500	610
Ciena Corp. (Æ)(Ñ)	33,600	741
Cisco Systems, Inc.	1,347,568	34,430
Cognizant Technology Solutions Corp. Class A (Æ)	42,915	3,107
Computer Sciences Corp.	22,000	1,049
Cree, Inc. (Æ)	39,421	2,756
Crown Castle International Corp. (Æ)	42,800	3,007
Dell, Inc.	92,705	1,175
Electronic Arts, Inc. (Æ)	196,400	5,130
EMC Corp.	21,594	565
Facebook, Inc. Class A (Æ)	117,200	4,316
Google, Inc. Class A (Æ)	47,388	42,062
Hewlett-Packard Co.	230,000	5,906
Intel Corp.	233,063	5,430
International Business Machines Corp.	49,498	9,654
Juniper Networks, Inc. (Æ)	53,200	1,153
LinkedIn Corp. Class A (Æ)	27,216	5,546
LSI Corp.	127,100	989
Marvell Technology Group, Ltd.	27,700	359
Mentor Graphics Corp.	92,386	1,897
Microsoft Corp.	827,759	26,348
Motorola Solutions, Inc.	37,100	2,034
NetApp, Inc.	33,700	1,386
NVIDIA Corp.	87,800	1,267
Oracle Corp.	45,133	1,460
Pegasystems, Inc.	9,200	330
PMC - Sierra, Inc. (Æ)	293,900	1,941
QUALCOMM, Inc.	333,207	21,509
RF Micro Devices, Inc. (Æ)	61,100	317
Salesforce.com, Inc. (Æ)	198,780	8,697
SAP AG - ADR (Ñ)	129,870	9,466
ServiceNow, Inc. (Æ)	23,000	1,002
Splunk, Inc. (Æ)	22,600	1,130
Symantec Corp.	225,950	6,028
Synaptics, Inc. (Æ)	20,600	824
Synopsys, Inc. (Æ)	95,500	3,537
Tech Data Corp. (Æ)	44,400	2,279
Texas Instruments, Inc.	342,573	13,429
Tyco International, Ltd.	108,800	3,787
Vodafone Group PLC - ADR	520,450	15,587
Workday, Inc. Class A (Æ)	42,000	2,868
Yahoo!, Inc. (Æ)	699	20

		306,907

Utilities - 3.8%
Alliant Energy Corp.	11,400	604
American Electric Power Co., Inc.	101,933	4,725
American States Water Co.	8,100	520
Aqua America, Inc.	43,400	1,470

	Principal Amount ($) or Shares		Fair Value $
AT&T, Inc.	684,178		24,131
CenturyLink, Inc.	694		25
Dominion Resources, Inc.	3,273		194
DTE Energy Co.	35,600		2,517
Duke Energy Corp.	8,060		572
Edison International	23,200		1,157
El Paso Electric Co.	40,600		1,533
Encana Corp. (Ñ)	284,600		4,986
Entergy Corp.	115,000		7,762
Exelon Corp.	302,131		9,242
FirstEnergy Corp. (Ñ)	25,663		977
Great Plains Energy, Inc.	6,100		148
Integrys Energy Group, Inc.	8,000		502
NextEra Energy, Inc.	4,409		382
NorthWestern Corp.	11,100		468
NRG Energy, Inc.	47,912		1,285
ONEOK, Inc.	69,600		3,685
PG&E Corp.	5,141		236
Pinnacle West Capital Corp.	23,700		1,396
PNM Resources, Inc.	28,700		674
Portland General Electric Co. (Ñ)	10,500		333
Southern Co.	9,555		428
Southwest Gas Corp.	8,000		397
Verizon Communications, Inc.	176,292		8,723
Wisconsin Energy Corp.	52,200		2,270
Xcel Energy, Inc.	67,800		2,031

			83,373

Total Common Stocks (cost $1,751,966)			2,110,401

Investments in Other Funds - 0.0%
iShares Russell 1000 Value ETF	10,580		929

Total Investments in Other Funds (cost $909)			929

Short-Term Investments - 3.5%
Russell U.S. Cash Management Fund	76,076,161	(¥)	76,076

Total Short-Term Investments (cost $76,076)			76,076

Other Securities - 1.6%
Russell U.S. Cash Collateral Fund (×)	35,296,883	(¥)	35,297

Total Other Securities (cost $35,297)			35,297

Total Investments - 101.0% (identified cost $1,864,248)			2,222,703

Other Assets and Liabilities, Net - (1.0%)			(22,238)

Net Assets - 100.0%			2,200,465

See accompanying notes which are an integral part of this quarterly report.

6	Russell U.S. Core Equity Fund

Russell Investment Company

Russell U.S. Core Equity Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
NASDAQ 100 E-Mini Index Futures (CME)	136	USD	8,386	09/13	248
Russell 1000 Mini Index Futures (CME)	90	USD	8,411	09/13	41
S&P 500 E-Mini Index Futures (CME)	785	USD	65,960	09/13	821

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					1,110

Presentation of Portfolio Holdings — July 31, 2013 (Unaudited)

Amounts in thousands

	Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$321,970	$—	$—	$321,970
Consumer Staples	136,878	—	—	136,878
Energy	222,271	—	—	222,271
Financial Services	381,055	—	—	381,055
Health Care	333,873	—	—	333,873
Materials and Processing	102,204	—	—	102,204
Producer Durables	221,870	—	—	221,870
Technology	306,907	—	—	306,907
Utilities	83,373	—	—	83,373
Investments in Other Funds	929	—	—	929
Short-Term Investments	—	76,076	—	76,076
Other Securities	—	35,297	—	35,297

Total Investments	2,111,330	111,373	—	2,222,703

Other Financial Instruments
Futures Contracts	1,110	—	—	1,110

Total Other Financial Instruments*	$1,110	$—	$—	$1,110

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2013, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Core Equity Fund	7

Russell Investment Company

Russell U.S. Defensive Equity Fund

Schedule of Investments — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Common Stocks - 98.4%
Consumer Discretionary - 13.0%
Advance Auto Parts, Inc.	48,144	3,971
Amazon.com, Inc. (Æ)	10,560	3,181
AMC Networks, Inc. Class A (Æ)	27,430	1,872
AutoZone, Inc. (Æ)	12,320	5,527
Bloomin’ Brands, Inc. (Æ)	17,199	406
Carter’s, Inc.	1,500	107
CBS Corp. Class B	19,480	1,029
Chipotle Mexican Grill, Inc. Class A (Æ)	500	206
Comcast Corp. Class A (Æ)	352,864	15,907
Costco Wholesale Corp.	52,409	6,147
Cracker Barrel Old Country Store, Inc.	2,500	245
DIRECTV (Æ)	34,667	2,193
Discovery Communications, Inc. Class A (Æ)	27,000	2,152
Dollar Tree, Inc. (Æ)	64,400	3,455
Domino’s Pizza, Inc.	600	38
Estee Lauder Cos., Inc. (The) Class A	149	10
Expedia, Inc.	15,840	747
Express, Inc. (Æ)	13,800	311
Foot Locker, Inc.	15,158	548
Genuine Parts Co.	5,300	435
Harman International Industries, Inc.	2,963	179
Home Depot, Inc.	369,531	29,204
Jack in the Box, Inc. (Æ)	35,400	1,419
LKQ Corp. (Æ)	10,400	271
Lowe’s Cos., Inc.	55,090	2,456
Mattel, Inc.	58,236	2,448
McDonald’s Corp.	69,883	6,854
News Corp. Class A	54,101	862
Nike, Inc. Class B	78,983	4,970
NVR, Inc. (Æ)	3,070	2,842
Omnicom Group, Inc.	6,600	424
O’Reilly Automotive, Inc. (Æ)	1,200	150
Panera Bread Co. Class A (Æ)	12,170	2,033
PetSmart, Inc.	24,900	1,823
Ross Stores, Inc.	61,710	4,164
SeaWorld Entertainment, Inc.	7,175	263
Starbucks Corp.	16,223	1,156
Target Corp.	109,051	7,770
Time Warner Cable, Inc.	16,580	1,891
Time Warner, Inc.	65,379	4,070
TJX Cos., Inc.	317,922	16,545
VF Corp.	11,780	2,321
Viacom, Inc. Class B	45,369	3,301
Wal-Mart Stores, Inc.	75,151	5,857
Walt Disney Co. (The)	40,080	2,591
Yum! Brands, Inc.	50,741	3,700

		158,051

Consumer Staples - 13.3%
Altria Group, Inc.	24,218	849
Archer-Daniels-Midland Co.	91,095	3,322
Campbell Soup Co.	49,027	2,294
Church & Dwight Co., Inc.	48,400	3,083
Clorox Co. (The)	5,800	498
Coca-Cola Co. (The)	576,235	23,095

	Principal Amount ($) or Shares	Fair Value $
Coca-Cola Enterprises, Inc.	25,780	968
Colgate-Palmolive Co.	153,518	9,191
ConAgra Foods, Inc.	60,200	2,180
CVS Caremark Corp.	204,997	12,605
Dr Pepper Snapple Group, Inc.	7,580	354
Energizer Holdings, Inc.	5,214	531
Flowers Foods, Inc.	84,150	1,932
General Mills, Inc.	139,008	7,228
Hershey Co. (The)	56,000	5,313
Hillshire Brands Co.	36,773	1,295
Hormel Foods Corp.	47,500	2,012
Ingredion, Inc.	11,625	781
J&J Snack Foods Corp.	5,888	469
JM Smucker Co. (The)	13,800	1,553
Kellogg Co.	81,319	5,387
Kimberly-Clark Corp.	83,917	8,291
Kraft Foods Group, Inc. (Æ)	89,386	5,057
Kroger Co. (The)	123,496	4,850
Lorillard, Inc.	75,350	3,205
McCormick & Co., Inc.	32,000	2,292
Molson Coors Brewing Co. Class B	3,700	185
Mondelez International, Inc. Class A	243,078	7,601
PepsiCo, Inc.	37,368	3,122
Philip Morris International, Inc.	160,428	14,307
Procter & Gamble Co. (The)	332,261	26,681
Reynolds American, Inc.	2,176	108
Sysco Corp.	5,355	185
Walgreen Co.	26,656	1,339

		162,163

Energy - 8.3%
Chevron Corp.	347,630	43,763
ConocoPhillips	47,849	3,104
Diamond Offshore Drilling, Inc.	35,400	2,387
Exxon Mobil Corp.	452,462	42,418
Hubbell, Inc. Class B (Æ)	19,322	2,074
Marathon Oil Corp.	709	26
Marathon Petroleum Corp.	23,906	1,753
National Oilwell Varco, Inc.	359	25
Occidental Petroleum Corp.	34,497	3,072
Oceaneering International, Inc.	500	41
Schlumberger, Ltd.	22,975	1,869
Spectra Energy Corp.	4,642	167

		100,699

Financial Services - 11.4%
ACE, Ltd.	88,941	8,127
Aflac, Inc.	18,903	1,166
Allied World Assurance Co. Holdings AG	35,147	3,327
Allstate Corp. (The)	1,108	56
American Campus Communities, Inc. (ö)	3,940	151
American Financial Group, Inc.	25,300	1,308
American Tower Corp. Class A (ö)	119,121	8,433
Aon PLC	56,560	3,818
Arch Capital Group, Ltd. (Æ)	54,700	2,962
Aspen Insurance Holdings, Ltd.	78,692	2,950
Axis Capital Holdings, Ltd.	114,612	4,993

8	Russell U.S. Defensive Equity Fund

Russell Investment Company

Russell U.S. Defensive Equity Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Berkshire Hathaway, Inc. Class B (Æ)	117,007	13,558
BlackRock, Inc. Class A	2,106	594
Boston Properties, Inc. (ö)	9,600	1,027
CBOE Holdings, Inc.	64,089	3,211
Chubb Corp. (The)	35,897	3,105
Cincinnati Financial Corp.	38,100	1,867
Citigroup, Inc.	8,400	438
Commerce Bancshares, Inc.	1,800	82
Cullen/Frost Bankers, Inc.	22,035	1,587
Endurance Specialty Holdings, Ltd.	3,800	200
Equifax, Inc.	16,000	1,012
Equity Lifestyle Properties, Inc. Class A (ö)	25,452	980
Everest Re Group, Ltd.	17,970	2,400
Fidelity National Information Services, Inc.	23,250	1,003
Fiserv, Inc. (Æ)	6,166	593
FleetCor Technologies, Inc. (Æ)	400	36
Fotex Holding SE (Æ)	33,748	1,008
Franklin Resources, Inc.	164,860	8,058
Hanover Insurance Group, Inc. (The)	20,000	1,077
HCC Insurance Holdings, Inc.	52,153	2,322
Health Care REIT, Inc. (ö)	6,300	406
ING US, Inc.	35,812	1,114
IntercontinentalExchange, Inc. (Æ)	800	146
Invesco, Ltd.	34,440	1,109
Jack Henry & Associates, Inc.	34,580	1,670
Loews Corp.	15,004	683
Marsh & McLennan Cos., Inc.	4,123	173
Mastercard, Inc. Class A	8,671	5,295
MFA Financial, Inc. (ö)	28,700	229
NASDAQ OMX Group, Inc. (The)	900	29
National Retail Properties, Inc. (ö)	42,701	1,494
PartnerRe, Ltd. - ADR	61,809	5,534
Plum Creek Timber Co., Inc. (ö)	8,900	434
ProAssurance Corp.	24,657	1,320
Progressive Corp. (The)	31,000	806
Public Storage (ö)	993	158
Rayonier, Inc. (ö)	35,900	2,098
Reinsurance Group of America, Inc. Class A	15,284	1,041
RenaissanceRe Holdings, Ltd.	50,800	4,418
SEI Investments Co.	47,800	1,511
Senior Housing Properties Trust (ö)	35,800	900
T Rowe Price Group, Inc.	30,700	2,310
TD Ameritrade Holding Corp.	6,700	181
Thomson Reuters Corp.	5,487	187
Total System Services, Inc.	24,000	658
Travelers Cos., Inc. (The)	51,517	4,304
US Bancorp	4,531	169
Validus Holdings, Ltd.	4,300	152
Vantiv, Inc. Class A (Æ)	23,526	614
Ventas, Inc. (ö)	16,200	1,065
Visa, Inc. Class A	86,258	15,269
Waddell & Reed Financial, Inc. Class A	10,886	556
Wells Fargo & Co.	44,510	1,936

		139,418

Health Care - 17.2%
Abbott Laboratories	146,240	5,357
AbbVie, Inc.	119,688	5,443

	Principal Amount ($) or Shares	Fair Value $
Actavis, Inc. (Æ)	5,700	765
Alexion Pharmaceuticals, Inc. (Æ)	14,880	1,730
Allergan, Inc.	35,541	3,238
AmerisourceBergen Corp. Class A	43,600	2,541
Amgen, Inc.	68,028	7,367
Baxter International, Inc.	113,826	8,314
Becton Dickinson and Co.	30,763	3,191
Biogen Idec, Inc. (Æ)	65,832	14,360
Bio-Rad Laboratories, Inc. Class A (Æ)	10,530	1,285
Bristol-Myers Squibb Co.	137,259	5,935
Cardinal Health, Inc.	4,400	220
CareFusion Corp. (Æ)	108,755	4,195
Celgene Corp. (Æ)	56,846	8,348
Cerner Corp. (Æ)	25,660	1,257
Covance, Inc. (Æ)	2,900	239
Covidien PLC	152,880	9,422
CR Bard, Inc.	22,500	2,578
DaVita HealthCare Partners, Inc. (Æ)	49,020	5,706
Edwards Lifesciences Corp. (Æ)	400	29
Eli Lilly & Co.	273,317	14,516
Forest Laboratories, Inc. (Æ)	80,800	3,520
Gilead Sciences, Inc. (Æ)	49,440	3,038
Humana, Inc.	16,600	1,515
Intuitive Surgical, Inc. (Æ)	829	322
Johnson & Johnson	385,495	36,044
Laboratory Corp. of America Holdings (Æ)	7,000	677
LifePoint Hospitals, Inc. (Æ)	16,400	806
McKesson Corp.	10,933	1,341
MEDNAX, Inc. (Æ)	3,500	341
Medtronic, Inc.	83,503	4,613
Merck & Co., Inc.	142,039	6,842
Molina Healthcare, Inc. (Æ)	4,700	174
Mylan, Inc. (Æ)	16,959	569
Patterson Cos., Inc.	44,300	1,811
Pfizer, Inc.	571,466	16,704
Quintiles Transnational Holdings, Inc. (Æ)	3,063	137
ResMed, Inc.	53,011	2,526
Sirona Dental Systems, Inc. (Æ)	700	49
Stryker Corp.	51,801	3,650
Teleflex, Inc.	5,200	413
Thermo Fisher Scientific, Inc.	102,889	9,374
UnitedHealth Group, Inc.	70,250	5,118
Valeant Pharmaceuticals International, Inc. (Æ)	9,400	880
WellPoint, Inc.	8,400	719
Zimmer Holdings, Inc.	22,900	1,912
Zoetis, Inc. Class A	30,718	916

		210,047

Materials and Processing - 2.1%
Air Products & Chemicals, Inc.	34,063	3,701
Airgas, Inc.	2,100	217
Ball Corp.	23,728	1,063
Bemis Co., Inc.	43,400	1,788
Brown-Forman Corp. Class B - ADR (Æ)	17,487	1,268
Commercial Metals Co.	22,416	347
Crown Holdings, Inc. (Æ)	33,700	1,477
Ecolab, Inc.	2,336	215

Russell U.S. Defensive Equity Fund	9

Russell Investment Company

Russell U.S. Defensive Equity Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

International Flavors & Fragrances, Inc.	32,800	2,646
Mallinckrodt PLC	14,478	664
Minerals Technologies, Inc.	12,600	580
Monsanto Co.	3,490	345
Packaging Corp. of America	16,519	888
Praxair, Inc.	2,107	253
Precision Castparts Corp.	1,424	316
RBC Bearings, Inc. (Æ)	3,282	180
Sherwin-Williams Co. (The)	45,195	7,872
Silgan Holdings, Inc.	17,237	831
Valspar Corp.	8,376	571

		25,222

Producer Durables - 9.3%
3M Co.	6,318	742
ABM Industries, Inc.	18,176	471
Accenture PLC Class A	168,183	12,414
AGCO Corp.	43,200	2,430
Alliant Techsystems, Inc.	8,500	791
AO Smith Corp.	25,600	1,058
Automatic Data Processing, Inc.	31,151	2,246
Boeing Co. (The)	11,140	1,171
CH Robinson Worldwide, Inc.	2,800	167
Cintas Corp.	2,700	128
Copart, Inc. (Æ)	30,400	988
CSX Corp.	117,770	2,922
Danaher Corp.	11,367	765
Dover Corp.	10,400	891
Emerson Electric Co.	110,585	6,787
Expeditors International of Washington, Inc.	2,200	89
FedEx Corp.	865	92
Flir Systems, Inc.	35,555	1,154
Flowserve Corp.	5,900	334
Fluor Corp.	17,460	1,092
General Dynamics Corp.	13,580	1,159
Heartland Express, Inc.	5,800	85
Honeywell International, Inc.	170,169	14,121
IDEX Corp.	8,700	519
Illinois Tool Works, Inc.	2,640	190
Jacobs Engineering Group, Inc. (Æ)	3,100	183
JB Hunt Transport Services, Inc.	4,600	345
Kirby Corp. (Æ)	7,700	650
Knight Transportation, Inc.	22,460	381
L-3 Communications Holdings, Inc.	17,460	1,626
Landstar System, Inc.	800	43
Lexmark International, Inc. Class A	17,900	671
Lincoln Electric Holdings, Inc.	1,400	83
Lockheed Martin Corp.	6,327	760
MAXIMUS, Inc.	34,000	1,279
Mettler-Toledo International, Inc. (Æ)	14,010	3,091
National Instruments Corp.	2,400	68
Norfolk Southern Corp.	1,316	96
Northrop Grumman Corp.	6,529	601
Pall Corp.	3,000	210
Raytheon Co.	52,214	3,751
Republic Services, Inc. Class A	59,500	2,018
Robert Half International, Inc.	4,800	179

	Principal Amount ($) or Shares	Fair Value $
Rockwell Collins, Inc.	8,000	569
Roper Industries, Inc.	12,400	1,562
Stericycle, Inc. (Æ)	4,225	490
Toro Co. (The)	11,306	557
Towers Watson & Co. Class A	6,600	556
UniFirst Corp.	500	49
Union Pacific Corp.	115,591	18,332
United Parcel Service, Inc. Class B	19,114	1,659
United Technologies Corp.	118,940	12,556
Wabtec Corp.	21,124	1,226
Waste Connections, Inc.	4,000	173
Waste Management, Inc.	11,270	474
Waters Corp. (Æ)	600	60
WW Grainger, Inc.	20,215	5,299
Zebra Technologies Corp. Class A (Æ)	20,400	942

		113,345

Technology - 17.0%
Activision Blizzard, Inc.	15,578	280
Adobe Systems, Inc. (Æ)	77,155	3,648
Amdocs, Ltd.	73,300	2,820
Amphenol Corp. Class A	3,200	251
Apple, Inc.	32,525	14,718
Applied Materials, Inc.	55,700	909
Avago Technologies, Ltd. Class A	20,200	741
Broadcom Corp. Class A	142,050	3,916
CA, Inc.	19,500	580
Ciena Corp. (Æ)	22,200	490
Cisco Systems, Inc.	749,708	19,155
Cognizant Technology Solutions Corp. Class A (Æ)	59,753	4,326
Electronic Arts, Inc. (Æ)	127,500	3,330
EMC Corp.	11,957	313
Google, Inc. Class A (Æ)	45,762	40,618
IAC/InterActiveCorp	23,197	1,174
Intel Corp.	67,793	1,580
International Business Machines Corp.	115,544	22,536
Intuit, Inc.	105,297	6,731
Lam Research Corp. (Æ)	26,770	1,318
Mentor Graphics Corp.	59,300	1,217
Microchip Technology, Inc.	4,803	191
Microsoft Corp.	1,037,074	33,010
Motorola Solutions, Inc.	24,500	1,343
NetApp, Inc.	30,300	1,246
NeuStar, Inc. Class A (Æ)	1,700	95
Oracle Corp.	436,394	14,117
Pegasystems, Inc.	8,500	305
PMC - Sierra, Inc. (Æ)	232,300	1,534
QUALCOMM, Inc.	230,329	14,868
Rackspace Hosting, Inc. (Æ)	5,900	267
Symantec Corp.	54,660	1,458
Synaptics, Inc. (Æ)	15,700	628
Synopsys, Inc. (Æ)	74,200	2,748
Tech Data Corp. (Æ)	23,200	1,191
Texas Instruments, Inc.	3,840	151
Workday, Inc. Class A (Æ)	21,000	1,434

10	Russell U.S. Defensive Equity Fund

Russell Investment Company

Russell U.S. Defensive Equity Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Fair Value $

Xilinx, Inc.	15,150		707
Yahoo!, Inc. (Æ)	35,062		985

			206,929

Utilities - 6.8%
Ameren Corp.	50,976		1,826
American Electric Power Co., Inc.	95,450		4,424
Aqua America, Inc.	69,000		2,336
AT&T, Inc.	277,565		9,790
Atmos Energy Corp.	1,000		44
CenterPoint Energy, Inc.	43,464		1,079
CenturyLink, Inc.	369		13
CMS Energy Corp.	40,600		1,136
Consolidated Edison, Inc.	38,300		2,294
Dominion Resources, Inc.	1,802		107
DTE Energy Co.	116,618		8,245
Duke Energy Corp.	5,539		393
Edison International	52,340		2,609
El Paso Electric Co.	30,900		1,167
Exelon Corp.	89,474		2,737
Great Plains Energy, Inc.	39,000		944
Integrys Energy Group, Inc.	1,809		114
ITC Holdings Corp.	13,700		1,257
National Fuel Gas Co.	4,600		298
NextEra Energy, Inc.	94,358		8,172
NiSource, Inc.	58,210		1,788
PG&E Corp.	73,879		3,390
Pinnacle West Capital Corp.	16,860		993
PPL Corp.	119,986		3,812
Questar Corp.	134,451		3,208
Sempra Energy	49,050		4,298
Southern Co.	5,179		232
UGI Corp.	10,200		428
Vectren Corp.	28,000		1,037
Verizon Communications, Inc.	189,626		9,383
Westar Energy, Inc.	12,130		408
Wisconsin Energy Corp.	21,400		931
Xcel Energy, Inc.	143,750		4,305

			83,198

Total Common Stocks (cost $1,020,196)			1,199,072

Short-Term Investments - 1.4%
Russell U.S. Cash Management Fund	17,367,937	(¥)	17,368

Total Short-Term Investments (cost $17,368)			17,368

Total Investments - 99.8% (identified cost $1,037,564)			1,216,440

Other Assets and Liabilities, Net - 0.2%			2,168

Net Assets - 100.0%			1,218,608

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Defensive Equity Fund	11

Russell Investment Company

Russell U.S. Defensive Equity Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
DJIA Mini Index Futures (Australia)	123	USD	9,491	09/13	101
S&P 500 E-Mini Index Futures (CME)	55	USD	4,622	09/13	9

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					110

Presentation of Portfolio Holdings — July 31, 2013 (Unaudited)

Amounts in thousands

	Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$158,051	$—	$—	$158,051
Consumer Staples	162,163	—	—	162,163
Energy	100,699	—	—	100,699
Financial Services	139,418	—	—	139,418
Health Care	210,047	—	—	210,047
Materials and Processing	25,222	—	—	25,222
Producer Durables	113,345	—	—	113,345
Technology	206,929	—	—	206,929
Utilities	83,198	—	—	83,198
Short-Term Investments	—	17,368	—	17,368

Total Investments	1,199,072	17,368	—	1,216,440

Other Financial Instruments
Futures Contracts	110	—	—	110

Total Other Financial Instruments*	$110	$—	$—	$110

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2013, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

12	Russell U.S. Defensive Equity Fund

Russell Investment Company

Russell U.S. Dynamic Equity Fund

Schedule of Investments — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Common Stocks - 101.3%
Consumer Discretionary - 18.7%
Aaron’s, Inc. Class A (Û)	87,800	2,516
Abercrombie & Fitch Co. Class A	12,700	633
Amazon.com, Inc. (Æ)	500	151
Best Buy Co., Inc.	97,990	2,949
Carnival Corp.	46,840	1,735
Carter’s, Inc.	11,100	792
CBS Corp. Class B	91,200	4,819
Comcast Corp. Class A (Æ)	104,500	4,711
Deckers Outdoor Corp. (Æ)	42,100	2,308
Delphi Automotive PLC	27,600	1,483
Diageo PLC - ADR	55,789	6,992
Dick’s Sporting Goods, Inc.	95,114	4,890
Dillard’s, Inc. Class A	20,400	1,722
DIRECTV (Æ)	100	6
Dollar General Corp. (Æ)	34,367	1,879
eBay, Inc. (Æ)	154,806	8,002
Expedia, Inc.	3,800	179
Foot Locker, Inc.	12,500	452
Ford Motor Co.	212,500	3,587
Fossil Group, Inc. (Æ)	8,600	945
GameStop Corp. Class A (Û)	64,900	3,184
Gap, Inc. (The) (Û)	65,100	2,988
General Motors Co. (Æ)	112,000	4,017
Gentex Corp.	78,200	1,766
Goodyear Tire & Rubber Co. (The) (Æ)	39,700	734
H&R Block, Inc.	87,200	2,741
Hanesbrands, Inc.	29,700	1,885
Hertz Global Holdings, Inc. (Æ)	171,800	4,400
Jarden Corp. (Æ)	55,900	2,542
Johnson Controls, Inc.	80,469	3,236
Las Vegas Sands Corp.	99,100	5,507
Lear Corp.	30,700	2,127
Lennar Corp. Class A (Ñ)	51,760	1,753
LG Display Co., Ltd. - ADR (Ñ)	19,030	236
Lowe’s Cos., Inc.	28,100	1,253
Macy’s, Inc.	64,800	3,132
Madison Square Garden Co. (The) Class A (Æ)(Û)	35,600	2,099
Marriott International, Inc. Class A	76,960	3,199
Meritage Homes Corp. (Æ)	30,650	1,387
Newell Rubbermaid, Inc. (Û)	68,500	1,851
Nu Skin Enterprises, Inc. Class A	15,500	1,296
NVR, Inc. (Æ)	538	498
Orient-Express Hotels, Ltd. Class A (Æ)	56,740	710
Polaris Industries, Inc.	10,400	1,166
priceline.com, Inc. (Æ)	600	525
PulteGroup, Inc.	7,000	116
Ralph Lauren Corp. Class A	31,763	5,783
Signet Jewelers, Ltd.	5,000	366
Taylor Morrison Home Corp. Class A (Æ)	12,190	295
Time Warner, Inc.	73,800	4,595
TJX Cos., Inc.	51,319	2,671
Toll Brothers, Inc. (Æ)	135,940	4,468
Tupperware Brands Corp.	5,900	497
VF Corp.	18,900	3,723

	Principal Amount ($) or Shares	Fair Value $
Whirlpool Corp. (Û)	21,800	2,920
Wyndham Worldwide Corp.	4,500	280

		130,697

Consumer Staples - 2.0%
Coca-Cola Enterprises, Inc.	17,700	664
Green Mountain Coffee Roasters, Inc. (Æ)	12,000	926
Hillshire Brands Co.	29,400	1,035
Kroger Co. (The) (Û)	63,500	2,494
Lorillard, Inc.	13,700	583
Mondelez International, Inc. Class A	97,400	3,046
Philip Morris International, Inc.	44,907	4,005
Tyson Foods, Inc. Class A	33,500	925

		13,678

Energy - 11.0%
Anadarko Petroleum Corp.	15,533	1,375
Arch Coal, Inc. (Ñ)	846,070	3,300
Cameron International Corp. (Æ)	46,574	2,762
Chesapeake Energy Corp.	233,910	5,450
Cobalt International Energy, Inc. (Æ)	186,658	5,385
ConocoPhillips (Û)	47,200	3,061
CONSOL Energy, Inc.	46,230	1,435
Devon Energy Corp.	55,960	3,078
Diamond Offshore Drilling, Inc. (Û)	24,200	1,632
Halliburton Co.	56,100	2,535
Helmerich & Payne, Inc. (Û)	16,000	1,011
Hess Corp.	21,700	1,616
Marathon Oil Corp.	83,500	3,036
Marathon Petroleum Corp. (Û)	39,900	2,926
Murphy Oil Corp. (Û)	46,900	3,176
Oceaneering International, Inc.	18,300	1,484
Patterson-UTI Energy, Inc.	59,800	1,182
Peabody Energy Corp.	192,280	3,184
Phillips 66 Class W (Æ)	2,400	148
Pioneer Natural Resources Co.	22,000	3,405
Schlumberger, Ltd. (Û)	162,092	13,183
SM Energy Co.	7,900	543
Southwestern Energy Co. (Æ)	41,700	1,618
Valero Energy Corp. (Û)	23,300	833
Weatherford International, Ltd. (Æ)	175,300	2,447
Whiting Petroleum Corp. (Æ)	85,500	4,401
WPX Energy, Inc. (Æ)	136,100	2,614

		76,820

Financial Services - 26.4%
ACE, Ltd.	3,750	343
Affiliated Managers Group, Inc. (Æ)	22,633	4,082
Allstate Corp. (The) (Û)	103,940	5,299
American International Group, Inc.	159,190	7,245
Ameriprise Financial, Inc. (Û)	37,100	3,302
Assurant, Inc.	18,700	1,013
Assured Guaranty, Ltd.	104,050	2,252
Axis Capital Holdings, Ltd.	46,600	2,030
Bank of America Corp. (Û)	979,514	14,301
Camden Property Trust (ö)	40,433	2,852
Capital One Financial Corp.	85,600	5,908

Russell U.S. Dynamic Equity Fund	13

Russell Investment Company

Russell U.S. Dynamic Equity Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

CBRE Group, Inc. Class A (Æ)	56,400	1,307
Citigroup, Inc. (Û)	247,170	12,887
CME Group, Inc. Class A	75,179	5,562
CoreLogic, Inc. (Æ)	9,900	276
Discover Financial Services (Û)	66,100	3,272
Endurance Specialty Holdings, Ltd.	81,261	4,277
Equity Lifestyle Properties, Inc. Class A (ö)	36,800	1,416
FactSet Research Systems, Inc. (Û)	19,800	2,162
Fifth Third Bancorp (Û)	153,200	2,946
First Republic Bank	75,764	3,272
Franklin Resources, Inc.	9,800	479
Genworth Financial, Inc. Class A (Æ)	35,760	464
Goldman Sachs Group, Inc. (The) (Û)	56,800	9,317
Hartford Financial Services Group, Inc.	250,410	7,728
Huntington Bancshares, Inc. (Û)	471,370	4,030
Jones Lang LaSalle, Inc.	14,200	1,293
JPMorgan Chase & Co. (Û)	317,800	17,711
KeyCorp (Û)	352,310	4,330
Lincoln National Corp.	16,200	675
Mastercard, Inc. Class A	7,800	4,763
Morgan Stanley	242,838	6,608
PNC Financial Services Group, Inc. (The)	9,200	700
Prudential Financial, Inc.	53,100	4,193
Realogy Holdings Corp. (Æ)	18,400	827
Regions Financial Corp. (Û)	463,084	4,635
Simon Property Group, Inc. (ö)(Û)	11,500	1,841
SLM Corp.	31,400	776
SunTrust Banks, Inc.	361,696	12,583
SVB Financial Group (Æ)	8,200	715
T Rowe Price Group, Inc.	10,700	805
Taubman Centers, Inc. (ö)	8,000	586
Unum Group	62,100	1,965
US Bancorp	12,600	470
Visa, Inc. Class A	27,610	4,887
Waddell & Reed Financial, Inc. Class A	9,200	470
Wells Fargo & Co. (Û)	99,700	4,337
WR Berkley Corp.	19,240	815

		184,007

Health Care - 9.0%
Aetna, Inc. (Û)	74,500	4,781
Amgen, Inc. (Û)	17,400	1,884
Biogen Idec, Inc. (Æ)	13,000	2,836
Brookdale Senior Living, Inc. Class A (Æ)	101,770	2,963
Catamaran Corp. (Æ)	106,522	5,624
Celgene Corp. (Æ)(Û)	19,200	2,820
Cigna Corp. (Û)	44,700	3,479
Edwards Lifesciences Corp. (Æ)	72,530	5,177
Gilead Sciences, Inc. (Æ)	4,000	246
Health Net, Inc. (Æ)	41,700	1,279
Hologic, Inc. (Æ)	199,086	4,519
Humana, Inc. (Û)	23,800	2,172
McKesson Corp. (Û)	22,400	2,748
Myriad Genetics, Inc. (Æ)(Û)	97,200	2,884
Omnicare, Inc.	22,900	1,209
Thermo Fisher Scientific, Inc.	51,500	4,692
United Therapeutics Corp. (Æ)(Û)	30,600	2,290

	Principal Amount ($) or Shares	Fair Value $
Valeant Pharmaceuticals International, Inc. (Æ)	52,300	4,895
Vertex Pharmaceuticals, Inc. (Æ)	54,800	4,373
Warner Chilcott PLC Class A	66,100	1,409
WellPoint, Inc.	8,300	710

		62,990

Materials and Processing - 3.6%
Alcoa, Inc.	54,250	431
CF Industries Holdings, Inc. (Û)	11,200	2,195
Domtar Corp.	13,500	939
Dow Chemical Co. (The)	128,000	4,485
Freeport-McMoRan Copper & Gold, Inc.	165,833	4,690
International Paper Co.	6,700	324
LyondellBasell Industries NV Class A (Û)	48,600	3,339
Monsanto Co.	2,300	227
Mosaic Co. (The)	55,316	2,273
Owens-Illinois, Inc. (Æ)	13,900	414
Packaging Corp. of America (Û)	56,700	3,050
Rock Tenn Co. Class A	23,500	2,687

		25,054

Producer Durables - 12.1%
AECOM Technology Corp. (Æ)	45,700	1,549
Aegean Marine Petroleum Network, Inc.	79,597	749
AGCO Corp.	17,400	979
Alliant Techsystems, Inc. (Û)	31,600	2,942
Boeing Co. (The) (Û)	21,830	2,294
Delta Air Lines, Inc.	313,700	6,660
Eaton Corp. PLC	83,200	5,737
FedEx Corp.	36,500	3,869
Fluor Corp. (Û)	117,062	7,323
General Electric Co.	37,600	916
Huntington Ingalls Industries, Inc. (Û)	28,100	1,747
Ingersoll-Rand PLC (Û)	40,900	2,497
ITT Corp. (Û)	62,200	1,943
Joy Global, Inc. (Ñ)	80,562	3,988
Lexmark International, Inc. Class A	36,100	1,353
Magna International, Inc. Class A (Ñ)	17,090	1,307
Navistar International Corp. (Æ)(Ñ)	52,590	1,796
Northrop Grumman Corp. (Û)	31,000	2,854
Oshkosh Corp. (Æ)	19,400	869
Pentair, Ltd.	69,400	4,239
Snap-on, Inc.	39,000	3,699
Stanley Black & Decker, Inc.	51,700	4,375
Terex Corp. (Æ)	154,100	4,543
Union Pacific Corp. (Û)	16,500	2,617
United Continental Holdings, Inc. (Æ)	28,900	1,007
United Parcel Service, Inc. Class B	4,200	365
United Rentals, Inc. (Æ)	89,362	5,122
URS Corp. (Û)	45,100	2,097
US Airways Group, Inc. (Æ)(Ñ)	73,780	1,428
Xylem, Inc.	142,700	3,558

		84,422

14	Russell U.S. Dynamic Equity Fund

Russell Investment Company

Russell U.S. Dynamic Equity Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Technology - 16.9%
Activision Blizzard, Inc.	56,200	1,010
Adobe Systems, Inc. (Æ)	99,400	4,700
Altera Corp.	217,254	7,726
Apple, Inc. (Û)	16,400	7,421
Applied Materials, Inc.	23,000	375
Arrow Electronics, Inc. (Æ)	31,800	1,452
Avago Technologies, Ltd. Class A	118,300	4,339
BMC Software, Inc. (Æ)	19,700	906
Cisco Systems, Inc. (Û)	254,300	6,497
Citrix Systems, Inc. (Æ)	75,145	5,412
Compuware Corp.	198,500	2,251
Corning, Inc.	25,300	384
Dell, Inc.	86,550	1,097
Dolby Laboratories, Inc. Class A	18,200	599
Facebook, Inc. Class A (Æ)	111,900	4,121
Google, Inc. Class A (Æ)	14,149	12,559
Hewlett-Packard Co.	141,400	3,631
IAC/InterActiveCorp	19,100	967
Ingram Micro, Inc. Class A (Æ)	36,900	842
Intel Corp.	157,900	3,679
Lambda TD Software, Inc. (Æ)(Û)	189,000	2,793
LinkedIn Corp. Class A (Æ)	16,606	3,384
LSI Corp.	118,200	920
Marvell Technology Group, Ltd.	123,300	1,599
Micron Technology, Inc. (Æ)	227,935	3,020
Motorola Solutions, Inc.	12,900	707
NeuStar, Inc. Class A (Æ)	8,000	449
PMC - Sierra, Inc. (Æ)(Û)	304,300	2,010
QUALCOMM, Inc.	124,359	8,027
Salesforce.com, Inc. (Æ)	138,729	6,069
SanDisk Corp. (Æ)	46,400	2,558
Solera Holdings, Inc. (Û)	49,000	2,789
Symantec Corp.	38,400	1,024
Synopsys, Inc. (Æ)	25,600	948
Tech Data Corp. (Æ)	27,100	1,391
Tyco International, Ltd.	105,800	3,683
Vishay Intertechnology, Inc. (Æ)	176,900	2,546
Western Digital Corp.	42,500	2,736
Yahoo!, Inc. (Æ)	34,600	972

		117,593

Utilities - 1.6%
AES Corp.	200,500	2,494
Edison International	500	25
FirstEnergy Corp.	2,490	95
NRG Energy, Inc.	44,724	1,199
NV Energy, Inc. (Û)	75,700	1,789
Sprint Corp. (Æ)	57,191	341
Telephone & Data Systems, Inc.	63,500	1,683
Verizon Communications, Inc. (Û)	69,400	3,434

		11,060

Total Common Stocks (cost $605,687)		706,321

	Principal Amount ($) or Shares	Fair Value $
Investments in Other Funds - 0.1%
iShares Russell 1000 Value ETF	8,630	758

Total Investments in Other Funds (cost $717)		758

Short-Term Investments - 3.3%
Russell U.S. Cash Management Fund	23,170,198 (¥)	23,170

Total Short-Term Investments (cost $23,170)		23,170

Other Securities - 1.8%
Russell U.S. Cash Collateral Fund (×)	12,781,006 (¥)	12,781

Total Other Securities (cost $12,781)		12,781

Total Investments - 106.5% (identified cost $642,355)		743,030

Securities Sold Short - (5.4)%
Consumer Discretionary - (1.4)%
Cablevision Systems Corp. Class A	(102,600)	(1,918)
Choice Hotels International, Inc.	(12,900)	(536)
JC Penney Co., Inc. (Æ)	(160,100)	(2,337)
John Wiley & Sons, Inc. Class A (Æ)	(62,100)	(2,803)
Sears Holdings Corp. (Æ)	(52,000)	(2,382)

		(9,976)

Consumer Staples - (0.0)%
Fresh Market, Inc. (The) (Æ)	(5,600)	(296)

Energy - (0.5)%
Cheniere Energy, Inc. (Æ)	(76,300)	(2,180)
Golar LNG, Ltd. (Æ)	(29,900)	(1,032)

		(3,212)

Financial Services - (0.9)%
St. Joe Co. (The) (Æ)	(84,500)	(1,917)
TFS Financial Corp. (Æ)	(82,300)	(960)
Thomson Reuters Corp.	(52,700)	(1,793)
Valley National Bancorp	(149,900)	(1,552)

		(6,222)

Health Care - (0.6)%
Brookdale Senior Living, Inc. Class A (Æ)	(78,200)	(2,277)
Theravance, Inc. (Æ)	(53,600)	(2,067)

		(4,344)

Materials and Processing - (0.3)%
Vulcan Materials Co.	(36,400)	(1,717)

Producer Durables - (0.7)%
Allison Transmission Holdings, Inc.	(31,600)	(751)
Clean Harbors, Inc. (Æ)	(21,400)	(1,208)

Russell U.S. Dynamic Equity Fund	15

Russell Investment Company

Russell U.S. Dynamic Equity Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

IHS, Inc. Class A (Æ)	(18,800)	(2,064)
Itron, Inc. (Æ)	(12,100)	(521)

		(4,544)

Technology - (1.0)%
Advanced Micro Devices, Inc. (Æ)	(111,900)	(422)
Cypress Semiconductor Corp. (Æ)	(50,200)	(641)
Equinix, Inc. (Æ)	(9,800)	(1,758)
Fusion-io, Inc. (Æ)	(168,900)	(2,435)
Stratasys, Ltd. (Æ)	(16,700)	(1,480)
Zynga, Inc. Class A (Æ)	(176,700)	(527)

		(7,263)

Total Securities Sold Short (proceeds $35,713)		(37,574)

Other Assets and Liabilities, Net - (1.1%)		(7,808)

Net Assets - 100.0%		697,648

See accompanying notes which are an integral part of this quarterly report.

16	Russell U.S. Dynamic Equity Fund

Russell Investment Company

Russell U.S. Dynamic Equity Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
S&P 500 E-Mini Index Futures (CME)	115	USD	9,663	09/13	20
S&P E-Mini Energy Select Sector Index Futures (CME)	32	USD	2,635	09/13	59
S&P E-Mini Financial Select Sector Index Futures (CME)	53	USD	2,703	09/13	77
S&P E-Mini Materials Select Sector Index Futures (CME)	59	USD	2,518	09/13	66
S&P E-Mini Technology Select Sector Index Futures (CME)	81	USD	2,564	09/13	47
S&P E-Mini Utilities Select Sector Index Futures (CME)	65	USD	2,560	09/13	75
S&P Midcap 400 E-Mini Index Futures (CME)	20	USD	2,459	09/13	39

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					383

Presentation of Portfolio Holdings — July 31, 2013 (Unaudited)

Amounts in thousands

	Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$130,697	$—	$—	$130,697
Consumer Staples	13,678	—	—	13,678
Energy	76,820	—	—	76,820
Financial Services	184,007	—	—	184,007
Health Care	62,990	—	—	62,990
Materials and Processing	25,054	—	—	25,054
Producer Durables	84,422	—	—	84,422
Technology	117,593	—	—	117,593
Utilities	11,060	—	—	11,060
Investments in Other Funds	758	—	—	758
Short-Term Investments	—	23,170	—	23,170
Other Securities	—	12,781	—	12,781

Total Investments	707,079	35,951	—	743,030

Securities Sold Short*	(37,574)	—	—	(37,574)

Other Financial Instruments
Futures Contracts	383	—	—	383

Total Other Financial Instruments**	$383	$—	$—	$383

*	Refer to Schedule of Investments for detailed sector breakout.

**	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2013, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Dynamic Equity Fund	17

Russell Investment Company

Russell U.S. Strategic Equity Fund

Schedule of Investments — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Common Stocks - 95.2%
Consumer Discretionary - 14.8%
Aaron’s, Inc. Class A (Û)	44,000	1,261
Abercrombie & Fitch Co. Class A	11,100	554
Advance Auto Parts, Inc.	74,180	6,119
Amazon.com, Inc. (Æ)	42,445	12,785
AMC Networks, Inc. Class A (Æ)	43,928	2,999
AutoZone, Inc. (Æ)	5,535	2,483
Avon Products, Inc.	123,850	2,831
Bloomin’ Brands, Inc. (Æ)	27,534	650
Burberry Group PLC - ADR	71,117	3,307
Carnival Corp.	72,590	2,688
Carter’s, Inc.	5,800	414
CBS Corp. Class B	92,700	4,898
Comcast Corp. Class A (Æ)	393,315	17,731
Costco Wholesale Corp.	59,130	6,935
Cracker Barrel Old Country Store, Inc.	6,300	617
Deckers Outdoor Corp. (Æ)	33,600	1,842
Delphi Automotive PLC	22,700	1,219
Diageo PLC - ADR	48,211	6,042
Dick’s Sporting Goods, Inc.	80,144	4,120
Dillard’s, Inc. Class A	15,100	1,275
DIRECTV (Æ)	37,800	2,392
Discovery Communications, Inc. Class A (Æ)	20,400	1,626
Dollar General Corp. (Æ)	33,780	1,847
Dollar Tree, Inc. (Æ)	87,000	4,668
eBay, Inc. (Æ)	245,164	12,673
Estee Lauder Cos., Inc. (The) Class A	56,790	3,728
Expedia, Inc.	3,200	151
Express, Inc. (Æ)	22,100	498
Foot Locker, Inc.	24,405	882
Ford Motor Co.	787,700	13,296
Fossil Group, Inc. (Æ)	5,900	648
GameStop Corp. Class A (Û)	48,400	2,375
Gap, Inc. (The) (Û)	44,600	2,047
General Motors Co. (Æ)	186,800	6,701
Gentex Corp.	58,300	1,316
Goodyear Tire & Rubber Co. (The) (Æ)	36,500	675
H&R Block, Inc.	64,600	2,030
Hanesbrands, Inc. (Û)	21,500	1,364
Harman International Industries, Inc.	4,832	292
Hertz Global Holdings, Inc. (Æ)	376,563	9,644
Home Depot, Inc.	320,343	25,317
Jack in the Box, Inc. (Æ)	62,828	2,519
Jarden Corp. (Æ)	41,950	1,907
Johnson Controls, Inc.	509,245	20,477
Las Vegas Sands Corp.	169,885	9,441
Lear Corp.	22,600	1,566
Lennar Corp. Class A	79,670	2,698
LG Display Co., Ltd. - ADR	29,290	363
Lowe’s Cos., Inc.	15,800	704
Macy’s, Inc.	49,300	2,383
Madison Square Garden Co. (The) Class A (Æ)(Û)	22,600	1,333
Marriott International, Inc. Class A	119,400	4,963
Mattel, Inc.	94,930	3,990

	Principal Amount ($) or Shares	Fair Value $
McDonald’s Corp.	137,688	13,504
Meritage Homes Corp. (Æ)	47,720	2,160
Michael Kors Holdings, Ltd. (Æ)	115,245	7,761
Newell Rubbermaid, Inc. (Û)	46,200	1,248
News Corp. Class A	88,224	1,405
Nike, Inc. Class B	334,370	21,039
Nu Skin Enterprises, Inc. Class A	11,100	928
NVR, Inc. (Æ)	837	775
Orient-Express Hotels, Ltd. Class A (Æ)	68,443	856
Panera Bread Co. Class A (Æ)	10,690	1,786
PetSmart, Inc.	40,219	2,945
Polaris Industries, Inc.	7,800	875
priceline.com, Inc. (Æ)	300	263
PulteGroup, Inc.	6,800	113
Ralph Lauren Corp. Class A	31,934	5,814
Ross Stores, Inc.	68,800	4,642
SeaWorld Entertainment, Inc.	11,486	421
Shutterfly, Inc. (Æ)	21,909	1,174
Signet Jewelers, Ltd.	10,500	768
Sirius XM Radio, Inc.	1,047,230	3,906
Staples, Inc.	34,200	582
Starbucks Corp.	99,530	7,091
Target Corp.	146,000	10,402
Taylor Morrison Home Corp. Class A (Æ)	21,520	521
Tiffany & Co.	27,200	2,163
Time Warner, Inc.	412,929	25,709
TJX Cos., Inc.	344,625	17,934
Toll Brothers, Inc. (Æ)	211,605	6,955
TRW Automotive Holdings Corp. (Æ)	7,927	581
Tupperware Brands Corp.	4,800	405
Urban Outfitters, Inc. (Æ)	75,188	3,200
VF Corp.	19,100	3,763
Viacom, Inc. Class B	320,458	23,320
Wal-Mart Stores, Inc.	83,800	6,531
Walt Disney Co. (The)	114,339	7,392
Whirlpool Corp. (Û)	43,675	5,850
Wyndham Worldwide Corp.	3,600	224
Yum! Brands, Inc.	77,518	5,653

		427,943

Consumer Staples - 6.6%
Altria Group, Inc.	130,500	4,575
Archer-Daniels-Midland Co.	103,614	3,779
Campbell Soup Co.	14,227	666
Church & Dwight Co., Inc.	62,280	3,967
Coca-Cola Co. (The)	798,995	32,024
Coca-Cola Enterprises, Inc.	9,700	364
Colgate-Palmolive Co.	161,014	9,640
CVS Caremark Corp.	279,186	17,167
Energizer Holdings, Inc.	8,503	866
Flowers Foods, Inc.	75,150	1,725
General Mills, Inc.	70,976	3,691
Green Mountain Coffee Roasters, Inc. (Æ)	8,600	664
Hershey Co. (The)	49,700	4,715
Hillshire Brands Co.	78,252	2,755
Ingredion, Inc.	18,783	1,262
J&J Snack Foods Corp.	2,300	183

18	Russell U.S. Strategic Equity Fund

Russell Investment Company

Russell U.S. Strategic Equity Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Kellogg Co.	6,658	441
Kraft Foods Group, Inc. (Æ)	113,357	6,414
Kroger Co. (The) (Û)	183,081	7,190
Lorillard, Inc.	51,630	2,196
Molson Coors Brewing Co. Class B	88,506	4,431
Mondelez International, Inc. Class A	183,936	5,752
PepsiCo, Inc.	39,851	3,329
Philip Morris International, Inc.	242,146	21,595
Procter & Gamble Co. (The)	372,596	29,919
Sysco Corp.	290,240	10,016
Tyson Foods, Inc. Class A	32,600	900
Walgreen Co.	176,400	8,864

		189,090

Energy - 9.6%
Anadarko Petroleum Corp.	15,268	1,352
Arch Coal, Inc.	1,312,820	5,120
BP PLC - ADR	120,000	4,973
Cabot Oil & Gas Corp.	50,884	3,858
Chesapeake Energy Corp.	360,895	8,409
Chevron Corp.	352,089	44,324
Cobalt International Energy, Inc. (Æ)	262,185	7,564
ConocoPhillips (Û)	183,800	11,921
CONSOL Energy, Inc.	71,410	2,216
Devon Energy Corp.	85,695	4,714
Diamond Offshore Drilling, Inc. (Û)	72,000	4,856
Exxon Mobil Corp.	655,074	61,413
Halliburton Co. (Û)	250,400	11,316
Helmerich & Payne, Inc. (Û)	12,100	765
Hess Corp.	15,900	1,184
Hubbell, Inc. Class B (Æ)	31,615	3,394
Marathon Oil Corp. (Û)	644,000	23,416
Marathon Petroleum Corp. (Û)	28,500	2,090
Murphy Oil Corp. (Û)	29,500	1,998
Noble Energy, Inc.	84,506	5,281
Occidental Petroleum Corp.	149,339	13,299
Oceaneering International, Inc.	11,400	924
Patterson-UTI Energy, Inc.	43,100	852
Peabody Energy Corp.	296,045	4,902
Phillips 66 (Æ)	56,300	3,462
Pioneer Natural Resources Co.	56,612	8,761
Schlumberger, Ltd. (Û)	156,825	12,755
Southwestern Energy Co. (Æ)	225,900	8,763
Superior Energy Services, Inc. (Æ)	15,900	407
Tesoro Corp. (Û)	13,200	750
Valero Energy Corp. (Û)	9,900	354
Weatherford International, Ltd. (Æ)	271,875	3,795
Whiting Petroleum Corp. (Æ)	62,600	3,222
WPX Energy, Inc. (Æ)	212,470	4,082

		276,492

Financial Services - 16.4%
ACE, Ltd.	124,865	11,410
Aflac, Inc.	30,021	1,852
Allied World Assurance Co. Holdings AG	47,233	4,471
Allstate Corp. (The) (Û)	122,060	6,223
American Express Co.	127,000	9,369

	Principal Amount ($) or Shares	Fair Value $
American Financial Group, Inc.	6,200	320
American International Group, Inc.	188,219	8,566
American Tower Corp. Class A (ö)	145,166	10,276
Ameriprise Financial, Inc. (Û)	28,700	2,554
Aspen Insurance Holdings, Ltd.	106,263	3,984
Assurant, Inc.	13,900	753
Assured Guaranty, Ltd.	161,840	3,502
Axis Capital Holdings, Ltd.	113,671	4,952
Bank of America Corp. (Û)	2,307,841	33,694
BB&T Corp.	226,250	8,075
Berkshire Hathaway, Inc. Class B (Æ)	41,267	4,782
Camden Property Trust (ö)	31,833	2,246
Capital One Financial Corp.	306,900	21,182
CBOE Holdings, Inc.	54,509	2,731
CBRE Group, Inc. Class A (Æ)	48,100	1,114
Chubb Corp. (The)	54,400	4,706
Citigroup, Inc. (Û)	774,055	40,359
CME Group, Inc. Class A	61,998	4,587
CoreLogic, Inc. (Æ)	6,200	173
Cullen/Frost Bankers, Inc.	33,461	2,411
Discover Financial Services (Û)	204,068	10,103
Endurance Specialty Holdings, Ltd.	3,006	158
Equity Lifestyle Properties, Inc. Class A (ö)(Û)	72,640	2,796
Everest Re Group, Ltd.	22,505	3,005
FactSet Research Systems, Inc. (Û)	14,100	1,539
Fifth Third Bancorp (Û)	114,700	2,206
Fiserv, Inc. (Æ)	7,560	728
Fotex Holding SE (Æ)	55,033	1,644
Franklin Resources, Inc.	225,428	11,019
Genworth Financial, Inc. Class A (Æ)	102,852	1,336
Goldman Sachs Group, Inc. (The) (Û)	88,863	14,576
Hanover Insurance Group, Inc. (The)	14,211	765
Hartford Financial Services Group, Inc. (Û)	287,970	8,887
HCC Insurance Holdings, Inc.	20,308	904
Huntington Bancshares, Inc. (Û)	438,160	3,746
ING US, Inc.	57,333	1,784
Jones Lang LaSalle, Inc.	7,800	710
JPMorgan Chase & Co. (Û)	743,265	41,422
KeyCorp (Û)	330,285	4,059
Lincoln National Corp.	12,000	500
Loews Corp.	229,320	10,446
Mastercard, Inc. Class A	28,701	17,525
Morgan Stanley	194,195	5,284
National Retail Properties, Inc. (ö)	28,892	1,011
PartnerRe, Ltd. - ADR	55,639	4,982
PNC Financial Services Group, Inc. (The)	348,010	26,466
ProAssurance Corp.	49,100	2,628
Prudential Financial, Inc.	55,900	4,414
Realogy Holdings Corp. (Æ)	19,300	868
Regions Financial Corp. (Û)	486,518	4,870
Reinsurance Group of America, Inc. Class A	27,854	1,897
RenaissanceRe Holdings, Ltd.	29,100	2,531
Simon Property Group, Inc. (ö)	4,300	688
SLM Corp.	178,400	4,408
State Street Corp.	170,870	11,905

Russell U.S. Strategic Equity Fund	19

Russell Investment Company

Russell U.S. Strategic Equity Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

SunTrust Banks, Inc.	277,595	9,658
SVB Financial Group (Æ)	8,300	724
T Rowe Price Group, Inc.	49,200	3,702
Taubman Centers, Inc. (ö)	5,700	417
Thomson Reuters Corp.	3,795	129
Total System Services, Inc.	38,200	1,047
Travelers Cos., Inc. (The)	64,200	5,364
Unum Group (Û)	50,900	1,610
US Bancorp	12,400	463
Vantiv, Inc. Class A (Æ)	37,662	983
Visa, Inc. Class A	68,589	12,141
Waddell & Reed Financial, Inc. Class A	17,361	886
Wells Fargo & Co. (Û)	389,570	16,946
Western Union Co. (The)	459,296	8,249
WR Berkley Corp.	29,955	1,269
XL Group PLC Class A	17,700	555
Zillow, Inc. Class A (Æ)	55,189	4,077

		474,322

Health Care - 15.7%
Abbott Laboratories	191,700	7,022
AbbVie, Inc.	196,323	8,929
Actavis, Inc. (Æ)	37,820	5,078
Aetna, Inc.	64,000	4,107
Allergan, Inc.	33,140	3,020
Amgen, Inc. (Û)	93,749	10,152
Baxter International, Inc.	280,664	20,500
Becton Dickinson and Co.	37,340	3,873
Biogen Idec, Inc. (Æ)	95,177	20,761
Bio-Rad Laboratories, Inc. Class A (Æ)	15,037	1,834
Brookdale Senior Living, Inc. Class A (Æ)	157,265	4,580
Cardinal Health, Inc.	197,100	9,873
CareFusion Corp. (Æ)	165,898	6,399
Catamaran Corp. (Æ)	123,591	6,526
Celgene Corp. (Æ)(Û)	14,500	2,129
Cigna Corp. (Û)	30,500	2,374
Community Health Systems, Inc.	35,953	1,656
Covidien PLC	315,864	19,467
CR Bard, Inc.	23,500	2,693
Cyberonics, Inc. (Æ)	3,400	177
Edwards Lifesciences Corp. (Æ)	84,913	6,061
Eli Lilly & Co.	378,867	20,122
Express Scripts Holding Co. (Æ)	82,313	5,396
Forest Laboratories, Inc. (Æ)	113,600	4,948
Gilead Sciences, Inc. (Æ)	237,191	14,575
Health Net, Inc. (Æ)	34,000	1,043
Hologic, Inc. (Æ)	219,104	4,974
Humana, Inc. (Û)	24,200	2,208
Johnson & Johnson	548,034	51,241
Laboratory Corp. of America Holdings (Æ)	27,000	2,612
LifePoint Hospitals, Inc. (Æ)	28,929	1,422
McKesson Corp. (Û)	160,758	19,719
Medtronic, Inc.	346,894	19,162
Merck & Co., Inc.	349,325	16,827
Molina Healthcare, Inc. (Æ)	1,685	62
Mylan, Inc. (Æ)	27,655	928
Myriad Genetics, Inc. (Æ)(Û)	69,600	2,065

	Principal Amount ($) or Shares	Fair Value $
Novartis AG - ADR	84,800	6,072
Omnicare, Inc.	20,200	1,066
Patterson Cos., Inc.	64,384	2,633
Pfizer, Inc.	1,974,193	57,706
Pharmacyclics, Inc. (Æ)	15,957	1,733
Quintiles Transnational Holdings, Inc. (Æ)	4,995	224
Regeneron Pharmaceuticals, Inc. (Æ)	12,626	3,410
ResMed, Inc.	26,108	1,244
Stryker Corp.	65,574	4,620
Teva Pharmaceutical Industries, Ltd. - ADR	72,700	2,886
Thermo Fisher Scientific, Inc.	167,684	15,278
United Therapeutics Corp. (Æ)(Û)	20,800	1,557
UnitedHealth Group, Inc.	199,301	14,519
Valeant Pharmaceuticals International, Inc. (Æ)	117,929	11,038
Vertex Pharmaceuticals, Inc. (Æ)	54,700	4,365
Warner Chilcott PLC Class A	47,500	1,012
WellPoint, Inc.	21,600	1,848
Zimmer Holdings, Inc.	51,400	4,291
Zoetis, Inc. Class A	139,698	4,164

		454,181

Materials and Processing - 2.9%
Alcoa, Inc.	83,680	665
Ball Corp.	37,234	1,668
Brown-Forman Corp. Class B - ADR (Æ)	20,885	1,514
CF Industries Holdings, Inc. (Û)	10,700	2,097
Commercial Metals Co.	167,357	2,592
Domtar Corp.	4,800	334
Dow Chemical Co. (The)	130,100	4,559
EI du Pont de Nemours & Co.	129,700	7,482
Freeport-McMoRan Copper & Gold, Inc.	176,141	4,981
International Flavors & Fragrances, Inc.	37,700	3,042
International Paper Co.	6,200	300
LyondellBasell Industries NV Class A (Û)	90,532	6,220
Mallinckrodt PLC	19,671	903
Masco Corp.	181,152	3,717
Minerals Technologies, Inc.	8,595	395
Monsanto Co.	168,610	16,655
Mosaic Co. (The)	165,918	6,818
Owens-Illinois, Inc. (Æ)	24,300	723
Packaging Corp. of America (Û)	56,035	3,014
PPG Industries, Inc.	26,988	4,330
RBC Bearings, Inc. (Æ)	8,400	461
Rock Tenn Co. Class A (Û)	18,300	2,093
Sealed Air Corp.	21,273	579
Sherwin-Williams Co. (The)	47,411	8,258
Silgan Holdings, Inc.	9,030	436
Valspar Corp.	13,432	915

		84,751

Producer Durables - 10.0%
Accenture PLC Class A	231,893	17,116
AECOM Technology Corp. (Æ)	31,800	1,078
Aegean Marine Petroleum Network, Inc.	90,590	852
AGCO Corp.	75,200	4,230
Alliant Techsystems, Inc. (Û)	23,600	2,197

20	Russell U.S. Strategic Equity Fund

Russell Investment Company

Russell U.S. Strategic Equity Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

AO Smith Corp.	33,800	1,397
Automatic Data Processing, Inc.	33,500	2,415
Boeing Co. (The) (Û)	78,495	8,250
Canadian Pacific Railway, Ltd.	30,381	3,733
Danaher Corp.	53,900	3,630
Delta Air Lines, Inc.	545,441	11,580
Eaton Corp. PLC	84,600	5,833
Emerson Electric Co.	3,490	214
FedEx Corp.	34,900	3,699
Flir Systems, Inc.	43,469	1,411
Fluor Corp. (Û)	108,271	6,773
General Dynamics Corp.	70,100	5,982
General Electric Co.	1,297,610	31,623
Heartland Express, Inc.	9,700	143
Honeywell International, Inc.	458,165	38,019
Huntington Ingalls Industries, Inc. (Û)	20,100	1,250
Illinois Tool Works, Inc.	139,700	10,064
Ingersoll-Rand PLC (Û)	27,000	1,648
ITT Corp. (Û)	55,000	1,718
JB Hunt Transport Services, Inc.	33,200	2,488
Joy Global, Inc.	86,292	4,271
Knight Transportation, Inc.	37,447	635
L-3 Communications Holdings, Inc.	44,000	4,099
Lexmark International, Inc. Class A	52,500	1,968
Lockheed Martin Corp.	7,368	885
Magna International, Inc. Class A	27,180	2,078
MAXIMUS, Inc.	47,318	1,780
Navistar International Corp. (Æ)	82,525	2,818
Norfolk Southern Corp.	47,690	3,489
Northrop Grumman Corp. (Û)	28,370	2,612
Oshkosh Corp. (Æ)	15,700	704
Pentair, Ltd.	67,400	4,117
Raytheon Co.	241,603	17,357
Rockwell Automation, Inc.	24,464	2,369
Roper Industries, Inc.	24,792	3,123
Snap-on, Inc.	38,900	3,690
Southwest Airlines Co.	256,300	3,545
Stanley Black & Decker, Inc.	100,030	8,465
Stericycle, Inc. (Æ)	5,779	670
Terex Corp. (Æ)	155,100	4,572
Textron, Inc.	72,561	1,987
Tidewater, Inc.	6,700	395
Toro Co. (The)	18,437	909
UniFirst Corp.	4,731	464
Union Pacific Corp. (Û)	128,691	20,409
United Continental Holdings, Inc. (Æ)	20,800	725
United Parcel Service, Inc. Class B	6,400	555
United Rentals, Inc. (Æ)	96,367	5,524
URS Corp. (Û)	33,000	1,534
US Airways Group, Inc. (Æ)	114,070	2,207
Wabtec Corp.	28,386	1,648
WW Grainger, Inc.	22,235	5,829
Xylem, Inc.	145,300	3,622
Zebra Technologies Corp. Class A (Æ)	27,400	1,265

		287,663

	Principal Amount ($) or Shares	Fair Value $
Technology - 14.8%
Activision Blizzard, Inc.	69,502	1,250
Adobe Systems, Inc. (Æ)	96,500	4,563
Altera Corp.	227,866	8,103
Amdocs, Ltd.	106,700	4,105
Apple, Inc. (Û)	64,668	29,262
Applied Materials, Inc.	14,800	241
Arrow Electronics, Inc. (Æ)	24,500	1,118
Avago Technologies, Ltd. Class A	120,300	4,413
BMC Software, Inc. (Æ)	14,200	653
CA, Inc.	13,700	407
Ciena Corp. (Æ)	35,800	790
Cisco Systems, Inc. (Û)	1,888,003	48,238
Citrix Systems, Inc. (Æ)	84,784	6,106
Cognizant Technology Solutions Corp. Class A (Æ)	68,500	4,959
Compuware Corp.	148,000	1,678
Corning, Inc.	18,300	278
Cree, Inc. (Æ)	41,284	2,886
Crown Castle International Corp. (Æ)	45,900	3,224
Dell, Inc.	134,130	1,699
Dolby Laboratories, Inc. Class A	15,800	520
Electronic Arts, Inc. (Æ)	212,000	5,537
Facebook, Inc. Class A (Æ)	113,200	4,169
Google, Inc. Class A (Æ)	63,237	56,129
Hewlett-Packard Co.	142,600	3,662
IAC/InterActiveCorp	53,179	2,691
Ingram Micro, Inc. Class A (Æ)	27,900	637
Intel Corp.	213,612	4,977
International Business Machines Corp.	131,099	25,570
Intuit, Inc.	171,917	10,989
Lambda TD Software, Inc. (Æ)(Û)	151,600	2,241
LinkedIn Corp. Class A (Æ)	40,082	8,168
LSI Corp. (Û)	225,000	1,751
Marvell Technology Group, Ltd.	63,500	824
Mentor Graphics Corp.	107,316	2,203
Microchip Technology, Inc.	7,832	311
Micron Technology, Inc. (Æ)	185,051	2,452
Microsoft Corp.	1,176,312	37,442
Motorola Solutions, Inc.	49,931	2,738
NetApp, Inc.	115,142	4,735
NeuStar, Inc. Class A (Æ)	6,900	387
Oracle Corp.	269,661	8,724
Pegasystems, Inc.	13,600	488
PMC - Sierra, Inc. (Æ)(Û)	639,800	4,226
QUALCOMM, Inc.	390,518	25,208
Salesforce.com, Inc. (Æ)	181,570	7,944
SanDisk Corp. (Æ)	34,000	1,874
ServiceNow, Inc. (Æ)	24,700	1,076
Solera Holdings, Inc. (Û)	28,900	1,645
Splunk, Inc. (Æ)	24,200	1,210
Stratasys, Ltd. (Æ)	33,451	2,965
Symantec Corp. (Û)	388,209	10,357
Synaptics, Inc. (Æ)	27,916	1,117
Synopsys, Inc. (Æ)	103,500	3,834
Tech Data Corp. (Æ)	71,428	3,667
Texas Instruments, Inc.	506,833	19,868

Russell U.S. Strategic Equity Fund	21

Russell Investment Company

Russell U.S. Strategic Equity Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Fair Value $

Tyco International, Ltd.	107,400		3,739
Vishay Intertechnology, Inc. (Æ)	132,200		1,902
Vodafone Group PLC - ADR	581,750		17,423
Western Digital Corp.	30,500		1,964
Workday, Inc. Class A (Æ)	49,014		3,347
Yahoo!, Inc. (Æ)	76,934		2,161

			426,845

Utilities - 4.4%
AES Corp. (Û)	165,000		2,053
Ameren Corp.	83,038		2,974
American Electric Power Co., Inc.	94,157		4,364
Aqua America, Inc.	60,730		2,056
AT&T, Inc.	635,880		22,428
CenterPoint Energy, Inc.	69,217		1,718
DTE Energy Co.	159,227		11,257
Edison International	17,400		867
El Paso Electric Co.	48,300		1,824
Encana Corp.	318,450		5,579
Entergy Corp.	104,640		7,063
Exelon Corp.	472,825		14,464
FirstEnergy Corp.	3,885		148
Integrys Energy Group, Inc.	2,950		185
NRG Energy, Inc.	69,719		1,870
NV Energy, Inc.	26,200		619
ONEOK, Inc.	76,190		4,034
PG&E Corp.	147,628		6,775
Pinnacle West Capital Corp.	9,000		530
PPL Corp.	197,939		6,289
Questar Corp.	141,003		3,364
Sprint Corp. (Æ)	25,467		152
Telephone & Data Systems, Inc.	44,000		1,166
Verizon Communications, Inc. (Û)	324,457		16,054
Wisconsin Energy Corp.	95,300		4,144
Xcel Energy, Inc.	142,500		4,268

			126,245

Total Common Stocks (cost $2,403,172)			2,747,532

Investments in Other Funds - 0.1%
iShares Russell 1000 Value ETF	13,430		1,180

Total Investments in Other Funds (cost $1,157)			1,180

Short-Term Investments - 4.9%
Russell U.S. Cash Management Fund	142,204,226	(¥)	142,204

Total Short-Term Investments (cost $142,204)			142,204

Total Investments - 100.2% (identified cost $2,546,533)			2,890,916

	Principal Amount ($) or Shares	Fair Value $
Securities Sold Short - (1.0)%
Consumer Discretionary - (0.3)%
Cablevision Systems Corp. Class A	(75,300)	(1,407)
Choice Hotels International, Inc.	(6,900)	(287)
JC Penney Co., Inc. (Æ)	(118,100)	(1,724)
John Wiley & Sons, Inc. Class A (Æ)	(48,300)	(2,180)
Sears Holdings Corp. (Æ)	(40,100)	(1,837)

		(7,435)

Consumer Staples - 0.0%
Fresh Market, Inc. (The) (Æ)	(4,000)	(211)

Energy - (0.1)%
Cheniere Energy, Inc. (Æ)	(55,400)	(1,583)
Golar LNG, Ltd. (Æ)	(17,300)	(597)

		(2,180)

Financial Services - (0.2)%
MBIA, Inc. (Æ)	(13,900)	(188)
St. Joe Co. (The) (Æ)	(57,200)	(1,297)
TFS Financial Corp. (Æ)	(54,900)	(641)
Thomson Reuters Corp.	(39,300)	(1,337)
Valley National Bancorp	(132,000)	(1,366)

		(4,829)

Health Care - (0.1)%
Brookdale Senior Living, Inc. Class A (Æ)	(62,200)	(1,812)
Theravance, Inc. (Æ)	(38,900)	(1,500)

		(3,312)

Materials and Processing - 0.0%
Vulcan Materials Co.	(34,400)	(1,623)

Producer Durables - (0.1)%
Allison Transmission Holdings, Inc.	(18,500)	(439)
Clean Harbors, Inc. (Æ)	(17,500)	(988)
IHS, Inc. Class A (Æ)	(13,200)	(1,449)
Itron, Inc. (Æ)	(18,200)	(785)

		(3,661)

Technology - (0.2)%
Cypress Semiconductor Corp. (Æ)	(69,400)	(886)
Equinix, Inc. (Æ)	(8,000)	(1,435)
Fusion-io, Inc. (Æ)	(110,700)	(1,596)
Stratasys, Ltd. (Æ)	(13,700)	(1,215)

		(5,132)

Total Securities Sold Short (proceeds $27,256)		(28,383)

Other Assets and Liabilities, Net - 0.8%		23,108

Net Assets - 100.0%		2,885,641

See accompanying notes which are an integral part of this quarterly report.

22	Russell U.S. Strategic Equity Fund

Russell Investment Company

Russell U.S. Strategic Equity Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
S&P 500 E-Mini Index Futures (CME)	1,700	USD 142,843	09/13	3,588

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)				3,588

Presentation of Portfolio Holdings — July 31, 2013 (Unaudited)

Amounts in thousands

	Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$427,943	$—	$—	$427,943
Consumer Staples	189,090	—	—	189,090
Energy	276,492	—	—	276,492
Financial Services	474,322	—	—	474,322
Health Care	454,181	—	—	454,181
Materials and Processing	84,751	—	—	84,751
Producer Durables	287,663	—	—	287,663
Technology	426,845	—	—	426,845
Utilities	126,245	—	—	126,245
Investments in Other Funds	1,180	—	—	1,180
Short-Term Investments	—	142,204	—	142,204

Total Investments	2,748,712	142,204	—	2,890,916

Securities Sold Short*	(28,383)	—	—	(28,383)

Other Financial Instruments
Futures Contracts	3,588	—	—	3,588

Total Other Financial Instruments**	$3,588	$—	$—	$3,588

*	Refer to Schedule of Investments for detailed sector breakout.

**	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Level 1, 2 and 3 during the period ended July 31, 2013, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Strategic Equity Fund	23

Russell Investment Company

Russell U.S. Large Cap Equity Fund

Schedule of Investments — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Common Stocks - 92.5%
Consumer Discretionary - 15.8%
Aaron’s, Inc. Class A	1,400	40
Abercrombie & Fitch Co. Class A	2,500	125
Advance Auto Parts, Inc.	2,200	181
Amazon.com, Inc. (Æ)	2,445	736
AMC Networks, Inc. Class A (Æ)	2,600	177
AutoNation, Inc. (Æ)	1,600	77
AutoZone, Inc. (Æ)	240	108
Avon Products, Inc.	23,739	543
Comcast Corp. Class A (Æ)	66,900	3,016
Costco Wholesale Corp.	7,140	837
Cracker Barrel Old Country Store, Inc.	500	49
DIRECTV (Æ)	5,300	335
Discovery Communications, Inc. Class A (Æ)	6,260	499
Dollar Tree, Inc. (Æ)	3,800	204
eBay, Inc. (Æ)	69,026	3,568
Estee Lauder Cos., Inc. (The) Class A	10,846	712
Express, Inc. (Æ)	1,000	23
Foot Locker, Inc.	900	33
Ford Motor Co.	109,350	1,846
GameStop Corp. Class A	1,900	93
Gap, Inc. (The)	9,300	427
General Motors Co. (Æ)	21,200	761
Harman International Industries, Inc.	2,000	121
Hertz Global Holdings, Inc. (Æ)	38,604	989
Home Depot, Inc.	30,535	2,413
Jack in the Box, Inc. (Æ)	2,200	88
Johnson Controls, Inc.	95,500	3,840
Lamar Advertising Co. Class A (Æ)	1,000	43
Las Vegas Sands Corp.	14,337	797
Lowe’s Cos., Inc.	64,490	2,875
McDonald’s Corp.	20,450	2,006
Michael Kors Holdings, Ltd. (Æ)	15,542	1,047
Nike, Inc. Class B	23,194	1,459
Panera Bread Co. Class A (Æ)	700	117
Pearson PLC - ADR	51,809	1,063
PetSmart, Inc.	6,500	476
Ross Stores, Inc.	8,800	594
Sirius XM Radio, Inc.	204,300	762
Starbucks Corp.	49,610	3,534
Starwood Hotels & Resorts Worldwide, Inc.	22,890	1,514
Tiffany & Co.	14,960	1,189
Time Warner Cable, Inc.	3,030	346
Time Warner, Inc.	65,714	4,092
TJX Cos., Inc.	5,310	276
Urban Outfitters, Inc. (Æ)	17,200	732
Viacom, Inc. Class B	50,960	3,709
Wal-Mart Stores, Inc.	14,500	1,130
Walt Disney Co. (The)	12,900	834
Whirlpool Corp.	6,613	886
WPP PLC - ADR	3,132	282
Wynn Resorts, Ltd.	3,750	499
Yum! Brands, Inc.	29,530	2,153

		54,256

	Principal Amount ($) or Shares	Fair Value $
Consumer Staples - 4.8%
Anheuser-Busch InBev NV - ADR	4,650	445
Church & Dwight Co., Inc.	2,700	172
Coca-Cola Co. (The)	110,190	4,416
Colgate-Palmolive Co.	44,820	2,682
CVS Caremark Corp.	25,300	1,556
Flowers Foods, Inc.	3,450	79
Hershey Co. (The)	6,700	636
Ingredion, Inc.	1,200	81
J&J Snack Foods Corp.	500	40
Kroger Co. (The)	9,700	381
Lorillard, Inc.	5,200	221
Mondelez International, Inc. Class A	41,500	1,298
Procter & Gamble Co. (The)	44,000	3,534
Tyson Foods, Inc. Class A	11,900	329
Whole Foods Market, Inc.	7,400	411

		16,281

Energy - 9.9%
Anadarko Petroleum Corp.	4,500	398
Apache Corp.	6,400	514
Baker Hughes, Inc.	14,750	700
Cabot Oil & Gas Corp.	13,900	1,054
Chevron Corp.	31,420	3,955
ConocoPhillips	24,550	1,592
Diamond Offshore Drilling, Inc.	4,700	317
Ensco PLC Class A	6,200	356
EOG Resources, Inc.	3,390	493
Exxon Mobil Corp.	89,950	8,432
Halliburton Co.	37,050	1,674
Marathon Oil Corp.	48,950	1,780
Marathon Petroleum Corp.	4,100	301
National Oilwell Varco, Inc.	39,120	2,745
Noble Energy, Inc.	16,158	1,010
Occidental Petroleum Corp.	27,935	2,487
Phillips 66 Class W (Æ)	9,000	554
Pioneer Natural Resources Co.	6,712	1,039
Rowan Companies PLC (Æ)	7,100	244
Schlumberger, Ltd.	32,000	2,602
SM Energy Co.	1,700	117
Southwestern Energy Co. (Æ)	34,100	1,323
Tesoro Corp.	3,300	188
Whiting Petroleum Corp. (Æ)	1,400	72

		33,947

Financial Services - 15.4%
ACE, Ltd.	20,850	1,905
Aflac, Inc.	3,400	210
Alexandria Real Estate Equities, Inc. (ö)	5,150	353
Allied World Assurance Co. Holdings AG	900	85
Allstate Corp. (The)	8,200	418
American Campus Communities, Inc. (ö)	13,300	511
American Express Co.	22,740	1,678
American Financial Group, Inc.	4,800	248
American Tower Corp. Class A (ö)	17,450	1,235
Ameriprise Financial, Inc.	8,150	725
Aon PLC	18,100	1,222

24	Russell U.S. Large Cap Equity Fund

Russell Investment Company

Russell U.S. Large Cap Equity Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Aspen Insurance Holdings, Ltd.	3,100	116
Assurant, Inc.	5,580	302
Axis Capital Holdings, Ltd.	2,200	96
BB&T Corp.	39,520	1,410
Berkshire Hathaway, Inc. Class B (Æ)	1,000	116
BlackRock, Inc. Class A	3,750	1,057
BOK Financial Corp.	900	60
Capital One Financial Corp.	39,410	2,720
Chubb Corp. (The)	6,500	562
Citigroup, Inc.	73,420	3,828
Comerica, Inc.	14,450	615
Discover Financial Services	30,756	1,523
Douglas Emmett, Inc. (ö)	3,100	78
Endurance Specialty Holdings, Ltd.	1,800	95
Everest Re Group, Ltd.	1,340	179
First Republic Bank	4,900	212
Fiserv, Inc. (Æ)	2,200	212
Franklin Resources, Inc.	34,080	1,665
Goldman Sachs Group, Inc. (The)	6,172	1,012
Hanover Insurance Group, Inc. (The)	3,500	188
Interactive Brokers Group, Inc. Class A	5,400	87
JPMorgan Chase & Co.	91,930	5,123
Kemper Corp.	800	28
Markel Corp. (Æ)	500	265
Mastercard, Inc. Class A	3,324	2,030
MetLife, Inc.	37,450	1,813
Moody’s Corp.	2,100	142
PartnerRe, Ltd. - ADR	1,700	152
PNC Financial Services Group, Inc. (The)	31,450	2,392
ProAssurance Corp.	2,300	123
Prudential Financial, Inc.	12,100	956
Reinsurance Group of America, Inc. Class A	1,900	129
RenaissanceRe Holdings, Ltd.	1,900	165
Simon Property Group, Inc. (ö)	6,600	1,056
SLM Corp.	29,700	734
StanCorp Financial Group, Inc.	1,200	64
State Street Corp.	36,110	2,516
T Rowe Price Group, Inc.	11,150	839
Total System Services, Inc.	1,700	47
Travelers Cos., Inc. (The)	21,550	1,800
US Bancorp	50,450	1,883
Visa, Inc. Class A	21,738	3,849
Wells Fargo & Co.	38,800	1,688

		52,517

Health Care - 14.5%
Abbott Laboratories	25,900	949
Actavis, Inc. (Æ)	7,200	967
Aetna, Inc.	5,700	366
Allergan, Inc.	1,600	146
Amgen, Inc.	7,990	865
Baxter International, Inc.	38,250	2,793
Becton Dickinson and Co.	1,500	156
Biogen Idec, Inc. (Æ)	7,574	1,652
Bio-Rad Laboratories, Inc. Class A (Æ)	1,810	221
Bristol-Myers Squibb Co.	14,100	610

	Principal Amount ($) or Shares	Fair Value $
Bruker Corp. (Æ)	2,300	41
Celgene Corp. (Æ)	5,505	808
Cerner Corp. (Æ)	31,280	1,533
Cigna Corp.	20,600	1,603
Covidien PLC	27,660	1,705
CR Bard, Inc.	1,650	189
Cyberonics, Inc. (Æ)	900	47
Eli Lilly & Co.	17,170	912
Express Scripts Holding Co. (Æ)	3,975	261
Forest Laboratories, Inc. (Æ)	15,400	671
Gilead Sciences, Inc. (Æ)	28,829	1,772
Health Net, Inc. (Æ)	2,700	83
Humana, Inc.	4,300	392
IDEXX Laboratories, Inc. (Æ)	8,000	784
Johnson & Johnson	58,860	5,503
Laboratory Corp. of America Holdings (Æ)	600	58
LifePoint Hospitals, Inc. (Æ)	5,800	285
McKesson Corp.	17,320	2,125
Medtronic, Inc.	17,800	983
Merck & Co., Inc.	39,400	1,898
Molina Healthcare, Inc. (Æ)	700	26
Novartis AG - ADR	14,800	1,060
Novo Nordisk A/S - ADR	5,710	965
Patterson Cos., Inc.	8,000	327
PerkinElmer, Inc.	3,900	133
Perrigo Co.	13,320	1,657
Pfizer, Inc.	255,167	7,457
Pharmacyclics, Inc. (Æ)	3,059	332
Regeneron Pharmaceuticals, Inc. (Æ)	6,194	1,673
Stryker Corp.	3,000	211
UnitedHealth Group, Inc.	23,510	1,713
Valeant Pharmaceuticals International, Inc. (Æ)	12,461	1,166
WellPoint, Inc.	6,900	590
Zimmer Holdings, Inc.	5,800	484
Zoetis, Inc. Class A	42,263	1,260

		49,432

Materials and Processing - 5.1%
Airgas, Inc.	7,250	748
Ashland, Inc.	7,230	628
Berry Plastics Group, Inc. (Æ)	3,700	85
Celanese Corp. Class A	10,644	512
CF Industries Holdings, Inc.	1,480	290
Commercial Metals Co.	6,750	105
Cytec Industries, Inc.	1,100	86
Ecolab, Inc.	23,300	2,147
Fastenal Co.	32,470	1,591
Greif, Inc. Class A	1,900	105
International Flavors & Fragrances, Inc.	5,400	436
LyondellBasell Industries NV Class A	10,319	709
Masco Corp.	34,722	712
Minerals Technologies, Inc.	1,500	69
Monsanto Co.	53,556	5,290
Mosaic Co. (The)	17,250	709
MRC Global, Inc. (Æ)	3,000	80
PPG Industries, Inc.	7,841	1,258

Russell U.S. Large Cap Equity Fund	25

Russell Investment Company

Russell U.S. Large Cap Equity Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Praxair, Inc.	13,030	1,566
Reliance Steel & Aluminum Co.	700	49
Steel Dynamics, Inc.	3,200	50
Valmont Industries, Inc.	500	70

		17,295

Producer Durables - 10.1%
Accenture PLC Class A	9,600	709
ADT Corp. (The)	8,307	333
AGCO Corp.	5,790	326
Agilent Technologies, Inc.	29,450	1,317
Air Lease Corp. Class A	7,090	198
AO Smith Corp.	7,200	298
Automatic Data Processing, Inc.	31,540	2,272
Avery Dennison Corp.	3,300	148
Boeing Co. (The)	13,940	1,465
Canadian Pacific Railway, Ltd.	5,790	711
Caterpillar, Inc.	12,150	1,007
Cintas Corp.	1,500	71
CSX Corp.	13,800	342
Cummins, Inc.	5,900	715
Danone SA - ADR (Æ)	17,230	273
Delta Air Lines, Inc.	47,408	1,006
EMCOR Group, Inc.	2,700	111
Emerson Electric Co.	5,650	347
FedEx Corp.	14,990	1,589
Flowserve Corp.	15,400	873
Fluor Corp.	17,684	1,106
General Dynamics Corp.	7,000	597
General Electric Co.	233,650	5,693
Heartland Express, Inc.	1,600	24
Honeywell International, Inc.	24,290	2,015
Huntington Ingalls Industries, Inc.	4,400	274
Jacobs Engineering Group, Inc. (Æ)	2,400	142
JB Hunt Transport Services, Inc.	2,000	150
Joy Global, Inc.	7,940	393
Knight Transportation, Inc.	1,100	19
L-3 Communications Holdings, Inc.	3,990	372
Lexmark International, Inc. Class A	5,600	210
Manpowergroup, Inc.	2,500	167
MAXIMUS, Inc.	5,400	203
Pentair, Ltd.	9,799	599
Quanta Services, Inc. (Æ)	6,100	164
Raytheon Co.	9,370	673
Regal-Beloit Corp.	1,200	78
Rockwell Automation, Inc.	7,450	722
Roper Industries, Inc.	700	88
Ryder System, Inc.	1,800	111
Stanley Black & Decker, Inc.	14,750	1,248
Textron, Inc.	5,780	158
Tidewater, Inc.	2,000	118
UniFirst Corp.	100	10
Union Pacific Corp.	12,862	2,040
United Parcel Service, Inc. Class B	9,200	799
United Technologies Corp.	10,700	1,130
WW Grainger, Inc.	1,670	438

	Principal Amount ($) or Shares	Fair Value $
Xerox Corp.	36,900	358
Zebra Technologies Corp. Class A (Æ)	4,000	185

		34,395

Technology - 14.3%
Amdocs, Ltd.	4,900	189
Apple, Inc.	13,546	6,130
Aspen Technology, Inc. (Æ)	2,000	65
Autodesk, Inc. (Æ)	5,100	180
Broadcom Corp. Class A	11,370	313
Brocade Communications Systems, Inc. (Æ)	10,470	70
Ciena Corp. (Æ)	1,600	35
Cisco Systems, Inc.	226,500	5,787
Cognizant Technology Solutions Corp. Class A (Æ)	3,100	224
Computer Sciences Corp.	5,500	262
Cree, Inc. (Æ)	8,102	566
Crown Castle International Corp. (Æ)	8,800	618
Electronic Arts, Inc. (Æ)	32,150	840
Google, Inc. Class A (Æ)	6,817	6,051
Hewlett-Packard Co.	22,700	583
International Business Machines Corp.	8,630	1,683
Juniper Networks, Inc. (Æ)	17,700	384
LinkedIn Corp. Class A (Æ)	5,219	1,064
LSI Corp.	39,020	304
Maxim Integrated Products, Inc.	18,450	528
Mentor Graphics Corp.	5,800	119
Microchip Technology, Inc.	17,600	699
Microsoft Corp.	89,490	2,849
Molex, Inc.	7,300	218
Motorola Solutions, Inc.	9,280	509
NetApp, Inc.	12,000	493
NVIDIA Corp.	17,000	245
Pegasystems, Inc.	600	22
PMC - Sierra, Inc. (Æ)	15,500	102
QUALCOMM, Inc.	60,682	3,916
Salesforce.com, Inc. (Æ)	30,730	1,344
SAP AG - ADR	17,490	1,275
ServiceNow, Inc. (Æ)	4,700	205
Splunk, Inc. (Æ)	4,600	230
Symantec Corp.	52,650	1,405
Synaptics, Inc. (Æ)	1,500	60
Synopsys, Inc. (Æ)	10,690	396
Tech Data Corp. (Æ)	6,800	349
Texas Instruments, Inc.	101,710	3,988
Tyco International, Ltd.	25,350	882
VMware, Inc. Class A (Æ)	1,000	82
Vodafone Group PLC - ADR	101,630	3,045
Workday, Inc. Class A (Æ)	7,420	506

		48,815

Utilities - 2.6%
American Electric Power Co., Inc.	7,500	348
American Water Works Co., Inc.	2,000	85
Aqua America, Inc.	4,800	163
AT&T, Inc.	77,910	2,747
Consolidated Edison, Inc.	2,400	144

26	Russell U.S. Large Cap Equity Fund

Russell Investment Company

Russell U.S. Large Cap Equity Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Fair Value $

DTE Energy Co.	4,400		311
Edison International	5,100		254
Encana Corp.	55,600		974
Entergy Corp.	5,580		377
Exelon Corp.	57,950		1,772
FirstEnergy Corp.	3,600		137
Great Plains Energy, Inc.	4,100		99
Integrys Energy Group, Inc.	2,400		151
PG&E Corp.	1,800		83
Pinnacle West Capital Corp.	6,490		382
Verizon Communications, Inc.	11,000		544
WGL Holdings, Inc.	1,500		69
Wisconsin Energy Corp.	4,200		183
Xcel Energy, Inc.	4,000		120

			8,943

Total Common Stocks (cost $265,634)			315,881

Short-Term Investments - 6.7%
Russell U.S. Cash Management Fund	22,874,391	(¥)	22,874

Total Short-Term Investments (cost $22,874)			22,874

Total Investments - 99.2% (identified cost $288,508)			338,755

Other Assets and Liabilities, Net - 0.8%			2,815

Net Assets - 100.0%			341,570

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Large Cap Equity Fund	27

Russell Investment Company

Russell U.S. Large Cap Equity Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Russell 1000 Value Index Futures	28	USD	2,417	09/13	81
S&P 500 E-Mini Index Futures (CME)	80	USD	6,722	09/13	120
S&P E-Mini Consumer Staples Select Sector Index Futures (CME)	122	USD	5,032	09/13	66
S&P E-Mini Financial Select Sector Index Futures (CME)	42	USD	2,142	09/13	29
S&P E-Mini Technology Select Sector Index Futures (CME)	144	USD	4,559	09/13	(26)
S&P E-Mini Utilities Select Sector Index Futures (CME)	60	USD	2,363	09/13	50

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					320

Presentation of Portfolio Holdings — July 31, 2013 (Unaudited)

Amounts in thousands

	Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$54,256	$—	$—	$54,256
Consumer Staples	16,281	—	—	16,281
Energy	33,947	—	—	33,947
Financial Services	52,517	—	—	52,517
Health Care	49,432	—	—	49,432
Materials and Processing	17,295	—	—	17,295
Producer Durables	34,395	—	—	34,395
Technology	48,815	—	—	48,815
Utilities	8,943	—	—	8,943
Short-Term Investments	—	22,874	—	22,874

Total Investments	315,881	22,874	—	338,755

Other Financial Instruments
Futures Contracts	320	—	—	320

Total Other Financial Instruments*	$320	$—	$—	$320

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Level 1, 2 and 3 during the period ended July 31, 2013, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

28	Russell U.S. Large Cap Equity Fund

Russell Investment Company

Russell U.S. Mid Cap Equity Fund

Schedule of Investments — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Common Stocks - 95.9%
Consumer Discretionary - 15.2%
Aaron’s, Inc. Class A	14,600	418
Abercrombie & Fitch Co. Class A	10,800	539
Advance Auto Parts, Inc.	7,600	627
AMC Networks, Inc. Class A (Æ)	9,400	642
AutoNation, Inc. (Æ)	7,400	354
AutoZone, Inc. (Æ)	340	153
Carter’s, Inc.	20,259	1,445
Children’s Place Retail Stores, Inc. (The) (Æ)	3,300	178
Chipotle Mexican Grill, Inc. Class A (Æ)	1,950	804
Coach, Inc.	6,100	324
Discovery Communications, Inc. Class A (Æ)	8,300	662
Domino’s Pizza, Inc.	4,300	269
Dunkin’ Brands Group, Inc.	14,800	639
Expedia, Inc.	9,600	452
Foot Locker, Inc.	17,800	643
GameStop Corp. Class A	15,100	741
Gap, Inc. (The)	13,800	633
Goodyear Tire & Rubber Co. (The) (Æ)	32,420	600
Harman International Industries, Inc.	12,000	726
HomeAway, Inc. (Æ)	39,584	1,192
Jack in the Box, Inc. (Æ)	9,800	393
Johnson Controls, Inc.	24,400	981
LKQ Corp. (Æ)	62,763	1,637
Madison Square Garden Co. (The) Class A (Æ)	5,800	342
Marriott International, Inc. Class A	1,100	46
MercadoLibre, Inc.	13,247	1,556
NVR, Inc. (Æ)	551	510
O’Reilly Automotive, Inc. (Æ)	11,723	1,468
Panera Bread Co. Class A (Æ)	3,460	578
Pearson PLC - ADR	40,200	825
PetSmart, Inc.	21,347	1,563
priceline.com, Inc. (Æ)	1,492	1,306
Ross Stores, Inc.	11,600	783
Tupperware Brands Corp.	670	56
Whirlpool Corp.	5,720	766
Wynn Resorts, Ltd.	3,500	466

		25,317

Consumer Staples - 4.4%
Clorox Co. (The)	6,250	537
Flowers Foods, Inc.	21,450	492
Fresh Market, Inc. (The) (Æ)	36,428	1,923
Hershey Co. (The)	8,500	806
Ingredion, Inc.	7,750	521
Kroger Co. (The)	21,200	833
Lorillard, Inc.	18,820	800
Tyson Foods, Inc. Class A	27,800	768
Whole Foods Market, Inc.	12,880	716

		7,396

	Principal Amount ($) or Shares	Fair Value $
Energy - 7.1%
Atwood Oceanics, Inc. (Æ)	8,800	496
Baker Hughes, Inc.	20,800	986
Cabot Oil & Gas Corp.	11,100	842
CARBO Ceramics, Inc.	2,900	255
Cimarex Energy Co.	4,900	375
Diamond Offshore Drilling, Inc.	8,900	600
Energy XXI Bermuda, Ltd.	23,300	626
FMC Technologies, Inc. (Æ)	26,259	1,399
Noble Energy, Inc.	18,500	1,156
QEP Resources, Inc.	41,000	1,249
Rowan Companies PLC (Æ)	17,100	587
Seadrill, Ltd.	22,600	965
SM Energy Co.	8,100	557
Tesoro Corp.	9,600	546
Valero Energy Corp.	15,900	569
Whiting Petroleum Corp. (Æ)	12,200	628

		11,836

Financial Services - 18.7%
Alexandria Real Estate Equities, Inc. (ö)	9,300	637
Allied World Assurance Co. Holdings AG	5,050	478
Allstate Corp. (The)	10,600	540
American Campus Communities, Inc. (ö)	21,300	818
American Financial Group, Inc.	12,800	662
American Realty Capital Properties, Inc. (ö)	52,300	756
Ameriprise Financial, Inc.	10,000	890
Aon PLC	11,000	743
Aspen Insurance Holdings, Ltd.	14,700	551
Assurant, Inc.	10,740	582
Axis Capital Holdings, Ltd.	14,500	632
BankUnited, Inc.	12,500	378
BB&T Corp.	20,450	730
CBOE Holdings, Inc.	14,900	746
Chubb Corp. (The)	5,800	502
Comerica, Inc.	12,400	527
Cullen/Frost Bankers, Inc.	4,900	353
DDR Corp. (ö)	28,700	490
Douglas Emmett, Inc. (ö)	20,400	510
Endurance Specialty Holdings, Ltd.	8,700	458
Equity Lifestyle Properties, Inc. Class A (ö)	13,100	504
Equity Residential (ö)	9,100	510
Essex Property Trust, Inc. (ö)	2,780	448
Extra Space Storage, Inc. (ö)	13,400	563
FactSet Research Systems, Inc.	16,153	1,765
Franklin Resources, Inc.	5,640	276
Hanover Insurance Group, Inc. (The)	9,500	511
Hartford Financial Services Group, Inc.	36,700	1,133
Health Care REIT, Inc. (ö)	15,600	1,006
Home Properties, Inc. (ö)	1,700	108
Interactive Brokers Group, Inc. Class A	10,800	175
Invesco, Ltd.	23,300	750
Lazard, Ltd. Class A	34,100	1,240
Markel Corp. (Æ)	1,310	694
Mid-America Apartment Communities, Inc. (ö)	9,000	608
Moody’s Corp.	11,900	806

Russell U.S. Mid Cap Equity Fund	29

Russell Investment Company

Russell U.S. Mid Cap Equity Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

PartnerRe, Ltd. - ADR	6,670	597
Prologis, Inc. (ö)	15,600	598
Protective Life Corp.	9,400	407
Regions Financial Corp.	74,500	746
Reinsurance Group of America, Inc. Class A	4,100	280
RenaissanceRe Holdings, Ltd.	6,300	548
State Street Corp.	3,900	272
SVB Financial Group (Æ)	6,720	586
T Rowe Price Group, Inc.	11,000	828
Taubman Centers, Inc. (ö)	14,700	1,076
TD Ameritrade Holding Corp.	51,253	1,385
Total System Services, Inc.	21,200	581

		30,984

Health Care - 7.3%
Bio-Rad Laboratories, Inc. Class A (Æ)	2,469	301
Bruker Corp. (Æ)	21,300	382
Catamaran Corp. (Æ)	27,884	1,472
Cerner Corp. (Æ)	31,978	1,568
Cigna Corp.	13,000	1,012
Community Health Systems, Inc.	12,600	580
Forest Laboratories, Inc. (Æ)	18,000	784
Health Net, Inc. (Æ)	19,900	610
Hill-Rom Holdings, Inc.	7,300	271
Humana, Inc.	9,600	876
LifePoint Hospitals, Inc. (Æ)	11,900	585
Magellan Health Services, Inc. (Æ)	5,200	297
Patterson Cos., Inc.	13,500	552
Salix Pharmaceuticals, Ltd. (Æ)	8,200	606
St. Jude Medical, Inc.	8,600	451
STERIS Corp.	18,600	837
WellPoint, Inc.	5,110	437
Zoetis, Inc. Class A	20,900	623

		12,244

Materials and Processing - 8.3%
Airgas, Inc.	9,070	936
Allegheny Technologies, Inc.	40,100	1,106
Ashland, Inc.	6,400	556
Axiall Corp.	17,800	785
Cabot Corp.	33,200	1,362
Celanese Corp. Class A	11,600	557
CF Industries Holdings, Inc.	3,420	670
Commercial Metals Co.	39,500	612
Cytec Industries, Inc.	5,400	421
Ecolab, Inc.	13,917	1,282
Fastenal Co.	7,948	390
Greif, Inc. Class A	4,000	221
Huntsman Corp.	24,500	441
International Flavors & Fragrances, Inc.	8,300	670
Lennox International, Inc.	7,310	525
Martin Marietta Materials, Inc.	5,600	558
MRC Global, Inc. (Æ)	16,500	443
Packaging Corp. of America	1,700	91
Rock Tenn Co. Class A	1,400	160
RPM International, Inc.	7,300	257

	Principal Amount ($) or Shares	Fair Value $
Scotts Miracle-Gro Co. (The) Class A	16,000	804
Steel Dynamics, Inc.	30,600	476
Valspar Corp.	6,590	449

		13,772

Producer Durables - 16.6%
ABM Industries, Inc.	2,500	65
ADT Corp. (The)	12,200	489
AGCO Corp.	11,660	656
Agilent Technologies, Inc.	28,300	1,266
Air Lease Corp. Class A	16,700	466
AO Smith Corp.	16,200	669
Avery Dennison Corp.	16,300	729
Booz Allen Hamilton Holding Corp. Class A	10,100	216
Brink’s Co. (The)	2,400	64
Con-way, Inc.	15,200	630
Crane Co.	5,400	329
Cummins, Inc.	8,500	1,030
Electronics for Imaging, Inc. (Æ)	7,400	222
Fluor Corp.	13,600	851
Harsco Corp.	16,100	415
Herman Miller, Inc.	7,500	211
Huntington Ingalls Industries, Inc.	11,500	715
IHS, Inc. Class A (Æ)	12,691	1,393
Joy Global, Inc.	26,800	1,327
Kennametal, Inc.	18,300	793
Lexmark International, Inc. Class A	21,700	814
Manitowoc Co., Inc. (The)	33,500	688
Manpowergroup, Inc.	11,100	742
Matson, Inc.	4,800	136
MAXIMUS, Inc.	9,800	369
Orbital Sciences Corp. (Æ)	8,100	150
Pentair, Ltd.	4,700	287
Regal-Beloit Corp.	8,900	576
Rockwell Automation, Inc.	9,750	944
Rollins, Inc.	36,562	932
Ryder System, Inc.	9,600	594
Spirit Aerosystems Holdings, Inc. Class A (Æ)	12,300	312
SPX Corp.	4,000	306
Stanley Black & Decker, Inc.	9,150	774
Stericycle, Inc. (Æ)	19,622	2,274
Textron, Inc.	22,800	624
Tidewater, Inc.	6,100	360
Titan International, Inc.	23,200	400
Towers Watson & Co. Class A	2,600	219
Trimble Navigation, Ltd. (Æ)	63,910	1,824
Triumph Group, Inc.	6,400	502
WW Grainger, Inc.	3,060	802
Xerox Corp.	28,600	277
Zebra Technologies Corp. Class A (Æ)	5,200	240

		27,682

Technology - 14.1%
Advanced Micro Devices, Inc. (Æ)	104,200	393
Autodesk, Inc. (Æ)	4,500	159
Benchmark Electronics, Inc. (Æ)	7,000	155

30	Russell U.S. Mid Cap Equity Fund

Russell Investment Company

Russell U.S. Mid Cap Equity Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Brocade Communications Systems, Inc. (Æ)	85,220	568
Cadence Design Systems, Inc. (Æ)	39,460	575
Ciena Corp. (Æ)	12,000	265
Computer Sciences Corp.	15,300	729
Concur Technologies, Inc. (Æ)	20,980	1,865
Electronic Arts, Inc. (Æ)	34,550	902
Harris Corp.	4,400	251
Integrated Device Technology, Inc. (Æ)	14,700	132
Intersil Corp. Class A	130,200	1,329
Juniper Networks, Inc. (Æ)	39,700	860
LinkedIn Corp. Class A (Æ)	9,705	1,979
LSI Corp.	84,120	654
Marvell Technology Group, Ltd.	54,500	707
Maxim Integrated Products, Inc.	9,000	257
Mentor Graphics Corp.	22,360	459
Microchip Technology, Inc.	12,700	505
Molex, Inc.	20,400	609
Motorola Solutions, Inc.	13,260	727
NetApp, Inc.	33,900	1,394
NVIDIA Corp.	19,420	280
Palo Alto Networks, Inc. (Æ)	3,900	191
PMC - Sierra, Inc. (Æ)	52,900	349
Polycom, Inc. (Æ)	4,700	45
RF Micro Devices, Inc. (Æ)	24,700	128
Silicon Laboratories, Inc. (Æ)	600	23
Synaptics, Inc. (Æ)	7,700	308
Synopsys, Inc. (Æ)	17,700	656
Tech Data Corp. (Æ)	8,800	452
Teradata Corp. (Æ)	31,578	1,867
Tyco International, Ltd.	13,800	480
Ultimate Software Group, Inc. (Æ)	17,661	2,391
VMware, Inc. Class A (Æ)	2,800	230
Workday, Inc. Class A (Æ)	9,700	662

		23,536

Utilities - 4.2%
American States Water Co.	5,100	328
American Water Works Co., Inc.	31,100	1,326
Aqua America, Inc.	16,800	569
CenterPoint Energy, Inc.	28,600	709
CenturyLink, Inc.	10,000	359
DTE Energy Co.	6,600	467
Energen Corp.	8,000	479
Great Plains Energy, Inc.	24,000	581
Integrys Energy Group, Inc.	9,900	622
NRG Energy, Inc.	23,400	628
Pinnacle West Capital Corp.	11,600	683
PNM Resources, Inc.	11,800	277

		7,028

Total Common Stocks (cost $136,334)		159,795

	Principal Amount ($) or Shares		Fair Value $
Short-Term Investments - 4.4%
Russell U.S. Cash Management Fund	7,303,281	(¥)	7,303

Total Short-Term Investments (cost $7,303)			7,303

Total Investments - 100.3% (identified cost $143,637)			167,098

Other Assets and Liabilities, Net - (0.3%)			(479)

Net Assets - 100.0%			166,619

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Mid Cap Equity Fund	31

Russell Investment Company

Russell U.S. Mid Cap Equity Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
S&P Midcap 400 E-Mini Index Futures (CME)	61	USD	7,500	09/13	290

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					290

Presentation of Portfolio Holdings — July 31, 2013 (Unaudited)

Amounts in thousands

	Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$25,317	$—	$—	$25,317
Consumer Staples	7,396	—	—	7,396
Energy	11,836	—	—	11,836
Financial Services	30,984	—	—	30,984
Health Care	12,244	—	—	12,244
Materials and Processing	13,772	—	—	13,772
Producer Durables	27,682	—	—	27,682
Technology	23,536	—	—	23,536
Utilities	7,028	—	—	7,028
Short-Term Investments	—	7,303	—	7,303

Total Investments	159,795	7,303	—	167,098

Other Financial Instruments
Futures Contracts	290	—	—	290

Total Other Financial Instruments*	$290	$—	$—	$290

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2013, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

32	Russell U.S. Mid Cap Equity Fund

Russell Investment Company

Russell U.S. Small Cap Equity Fund

Schedule of Investments — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Common Stocks - 96.2%
Consumer Discretionary - 15.7%
1-800-Flowers.com, Inc. Class A (Æ)	29,900	197
Aaron’s, Inc. Class A	63,257	1,813
AFC Enterprises, Inc. (Æ)	54,945	2,022
Amerco, Inc.	6,448	1,072
American Apparel, Inc. (Æ)	268,315	539
ANN, Inc. (Æ)	91,479	3,100
Arctic Cat, Inc.	17,834	982
Asbury Automotive Group, Inc. (Æ)	86,970	4,248
Ballantyne Strong, Inc. (Æ)	11,400	47
Bally Technologies, Inc. (Æ)(Ñ)	84,246	6,039
bebe stores inc	165,709	991
Big 5 Sporting Goods Corp.	10,100	205
BJ’s Restaurants, Inc. (Æ)	29,755	1,060
Body Central Corp. (Æ)	73,619	888
Boston Pizza Royalties Income Fund	13,200	293
Bravo Brio Restaurant Group, Inc. (Æ)	95,551	1,561
Brown Shoe Co., Inc.	104,500	2,484
Buffalo Wild Wings, Inc. (Æ)	21,448	2,222
Callaway Golf Co.	32,574	234
Capella Education Co. (Æ)	14,833	727
Carmike Cinemas, Inc. (Æ)	90,991	1,667
Carrols Restaurant Group, Inc. (Æ)	8,876	58
Cato Corp. (The) Class A	141,850	3,993
Chico’s FAS, Inc.	103,760	1,777
Chuy’s Holdings, Inc. (Æ)	85,484	3,017
Citi Trends, Inc. (Æ)	302,927	4,268
Crocs, Inc. (Æ)	183,264	2,505
Deckers Outdoor Corp. (Æ)(Ñ)	44,549	2,443
Del Frisco’s Restaurant Group, Inc. (Æ)	45,230	952
Destination Maternity Corp.	23,173	697
Destination XL Group, Inc. (Æ)	112,701	727
Digital Cinema Destinations Corp. Class A (Æ)	104,750	627
Einstein Noah Restaurant Group, Inc.	131,886	2,141
Entravision Communications Corp. Class A	152,570	868
Ethan Allen Interiors, Inc.	63,155	1,918
EW Scripps Co. Class A (Æ)	244,111	4,055
Express, Inc. (Æ)	153,240	3,456
Fiesta Restaurant Group, Inc. (Æ)	18,211	575
Finish Line, Inc. (The) Class A	143,066	3,185
Five Below, Inc. (Æ)(Ñ)	23,681	920
Francesca’s Holdings Corp. (Æ)(Ñ)	5,590	139
Franklin Covey Co. (Æ)	6,784	110
Fred’s, Inc. Class A	98,828	1,700
Fuel Systems Solutions, Inc. (Æ)	240,543	4,375
Full House Resorts, Inc. (Æ)	215,702	632
Gentherm, Inc. (Æ)	43,021	878
G-III Apparel Group, Ltd. (Æ)	113,300	5,830
Gordmans Stores, Inc. (Æ)	15,321	214
Grand Canyon Education, Inc. (Æ)	88,806	3,003
Gray Television, Inc. (Æ)	637,777	4,981
Group 1 Automotive, Inc.	75,850	5,521
Guess?, Inc.	66,580	2,242
Harman International Industries, Inc.	2,600	157
Harte-Hanks, Inc.	83,400	797

	Principal Amount ($) or Shares	Fair Value $
Haverty Furniture Cos., Inc.	24,176	629
HealthStream, Inc. (Æ)	30,987	976
Helen of Troy, Ltd. (Æ)	91,100	3,870
hhgregg, Inc. (Æ)(Ñ)	43,576	684
Hillenbrand, Inc.	38,366	951
Iconix Brand Group, Inc. (Æ)	20,000	657
Imax Corp. (Æ)(Ñ)	55,056	1,386
Inter Parfums, Inc.	81,810	2,698
Interval Leisure Group, Inc.	8,900	191
Isle of Capri Casinos, Inc. (Æ)	286,610	2,276
Jack in the Box, Inc. (Æ)	313,220	12,557
Jamba, Inc. (Æ)	39,555	579
John Wiley & Sons, Inc. Class A (Æ)	9,600	433
Johnson Outdoors, Inc. Class A (Æ)	6,000	153
Jones Group, Inc. (The)	134,810	2,214
Journal Communications, Inc. Class A (Æ)	318,699	2,919
Kirkland’s, Inc. (Æ)	36,168	636
Krispy Kreme Doughnuts, Inc. (Æ)	53,536	1,125
LeapFrog Enterprises, Inc. Class A (Æ)(Ñ)	462,071	5,323
Lennar Corp. Class B	16,224	442
Libbey, Inc. (Æ)	33,236	820
LIN MEDIA LLC Class A (Æ)	207,184	3,346
Lithia Motors, Inc. Class A	27,654	1,804
Lumber Liquidators Holdings, Inc. (Æ)(Ñ)	20,674	2,002
Marchex, Inc. Class A	9,400	57
Marriott Vacations Worldwide Corp. (Æ)	20,500	902
Matthews International Corp. Class A	66,138	2,558
Mattress Firm Holding Corp. (Æ)(Ñ)	16,304	666
MDC Holdings, Inc.	93,150	2,947
MDC Partners, Inc. Class A (Å)	349,813	8,609
Media General, Inc. Class A (Æ)(Ñ)	271,817	2,987
Men’s Wearhouse, Inc. (The) (Ñ)	138,851	5,544
Meritage Homes Corp. (Æ)	116,723	5,283
Meritor, Inc. (Æ)	95,032	773
Monarch Casino & Resort, Inc. (Æ)	12,222	251
Monro Muffler Brake, Inc. (Ñ)	48,525	2,087
Move, Inc. (Æ)	55,229	767
Multimedia Games Holding Co., Inc. (Æ)	231,675	8,106
Nautilus, Inc. (Æ)	170,117	1,494
New York & Co., Inc. (Æ)	174,076	1,084
Nexstar Broadcasting Group, Inc. Class A	100,894	3,636
Noodles & Co. Class A (Æ)(Ñ)	29,448	1,277
Orbitz Worldwide, Inc. (Æ)(Ñ)	62,727	578
Orient-Express Hotels, Ltd. Class A (Æ)	133,521	1,670
Pacific Sunwear of California, Inc. (Æ)(Ñ)	192,194	855
Papa John’s International, Inc. (Æ)	39,300	2,628
Penske Automotive Group, Inc.	22,500	837
Perry Ellis International, Inc.	22,900	460
Pier 1 Imports, Inc.	226,550	5,324
Pinnacle Entertainment, Inc. (Æ)	127,035	2,699
Pizza Pizza Royalty Corp.	17,300	214
Red Robin Gourmet Burgers, Inc. (Æ)	57,450	3,268
Regis Corp.	101,240	1,759
Rent-A-Center, Inc. Class A	17,800	712
RG Barry Corp.	4,300	75
Ritchie Bros Auctioneers, Inc. (Ñ)	121,305	2,335
Rocky Brands, Inc.	110,789	1,914

Russell U.S. Small Cap Equity Fund	33

Russell Investment Company

Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Ruby Tuesday, Inc. (Æ)	181,791	1,331
Ruth’s Hospitality Group, Inc.	45,500	544
Ryland Group, Inc. (The) (Ñ)	47,391	1,916
Scholastic Corp.	44,130	1,346
Shoe Carnival, Inc.	14,400	385
Shutterstock, Inc. (Æ)	20,254	1,077
Sinclair Broadcast Group, Inc. Class A	55,356	1,562
Skechers U.S.A., Inc. Class A (Æ)	53,500	1,459
Sonic Automotive, Inc. Class A	71,200	1,576
Sonic Corp. (Æ)	151,580	2,330
Sotheby’s Class A	26,799	1,206
Stage Stores, Inc.	156,150	3,898
Standard Motor Products, Inc.	40,400	1,389
Stein Mart, Inc.	83,129	1,161
Steven Madden, Ltd. (Æ)	33,190	1,707
Stoneridge, Inc. (Æ)	42,506	513
Texas Roadhouse, Inc. Class A	23,500	574
Thor Industries, Inc.	23,500	1,270
Tile Shop Holdings, Inc. (Æ)	63,950	1,818
Tower International, Inc. (Æ)	35,663	796
Town Sports International Holdings, Inc.	12,200	154
Trans World Entertainment Corp.	47,100	236
TravelCenters of America LLC (Æ)	114,682	1,294
Tuesday Morning Corp. (Æ)	65,064	730
Tumi Holdings, Inc. (Æ)	50,174	1,200
Tupperware Brands Corp.	6,800	573
Universal Electronics, Inc. (Æ)	29,099	897
Valassis Communications, Inc. (Ñ)	7,100	203
Viad Corp.	11,600	279
VOXX International Corp. Class A (Æ)	49,981	677
West Marine, Inc. (Æ)	207,075	2,249
Wet Seal, Inc. (The) Class A (Æ)	319,752	1,404
Zale Corp. (Æ)	103,500	960

		262,893

Consumer Staples - 2.5%
Alliance One International, Inc. (Æ)	42,600	162
Andersons, Inc. (The)	96,291	5,712
Annie’s, Inc. (Æ)(Ñ)	91,821	3,793
Boulder Brands, Inc. (Æ)(Ñ)	220,660	2,849
Casey’s General Stores, Inc.	90,075	5,966
Chiquita Brands International, Inc. (Æ)	22,400	271
Core-Mark Holding Co., Inc.	30,829	1,931
Fairway Group Holdings Corp. Class A (Æ)(Ñ)	69,797	1,750
Fresh Del Monte Produce, Inc.	46,928	1,318
Fresh Market, Inc. (The) (Æ)	23,751	1,254
Ingles Markets, Inc. Class A	10,200	290
J&J Snack Foods Corp.	4,500	358
John B Sanfilippo & Son, Inc.	28,422	613
Medifast, Inc. (Æ)	61,600	1,684
Nash Finch Co.	13,689	321
Natural Grocers by Vitamin Cottage, Inc. (Æ)(Ñ)	23,243	833
Omega Protein Corp. (Æ)	44,300	371
Pantry, Inc. (The) (Æ)	50,680	631
Rite Aid Corp. (Æ)	608,687	1,826

	Principal Amount ($) or Shares	Fair Value $
Sanderson Farms, Inc.	22,575	1,595
Spartan Stores, Inc.	22,407	441
Summer Infant, Inc. (Æ)	2,000	7
TreeHouse Foods, Inc. (Æ)	111,160	7,891

		41,867

Energy - 5.5%
Alon USA Energy, Inc.	77,543	1,059
Approach Resources, Inc. (Æ)(Ñ)	173,945	4,608
Basic Energy Services, Inc. (Æ)	113,844	1,302
Bill Barrett Corp. (Æ)(Ñ)	32,960	739
Bonanza Creek Energy, Inc. (Æ)(Ñ)	73,801	3,007
Cal Dive International, Inc. (Æ)(Ñ)	1,544,336	3,027
Callon Petroleum Co. (Æ)	111,415	446
CARBO Ceramics, Inc. (Ñ)	63,600	5,588
Carrizo Oil & Gas, Inc. (Æ)	155,808	4,934
Clayton Williams Energy, Inc. (Æ)	26,275	1,496
Comstock Resources, Inc. (Ñ)	38,885	652
Dawson Geophysical Co. (Æ)	32,537	1,174
Diamondback Energy, Inc. (Æ)	13,910	531
Energy XXI Bermuda, Ltd.	23,800	639
EPL Oil & Gas, Inc. (Æ)	19,400	624
Geospace Technologies Corp. (Æ)	11,067	823
Global Geophysical Services, Inc. (Æ)	38,514	169
Goodrich Petroleum Corp. (Æ)(Ñ)	50,454	960
Green Plains Renewable Energy, Inc. (Æ)	45,700	757
Gulfport Energy Corp. (Æ)	106,249	5,652
Helix Energy Solutions Group, Inc. (Æ)	49,568	1,258
Hercules Offshore, Inc. (Æ)	394,114	2,719
Hornbeck Offshore Services, Inc. Class SRV financial (Æ)	41,700	2,208
James River Coal Co. (Æ)(Ñ)	40,306	80
Kodiak Oil & Gas Corp. Class uE (Æ)	147,733	1,434
Magnum Hunter Resources Corp. (Æ)(Ñ)	355,558	1,362
Matrix Service Co. (Æ)	82,723	1,311
Midstates Petroleum Co., Inc. (Æ)	74,313	446
Natural Gas Services Group, Inc. (Æ)	102,992	2,508
Ocean Rig UDW, Inc. (Æ)	23,200	395
Pacific Drilling SA (Æ)	205,780	2,029
Patterson-UTI Energy, Inc.	163,093	3,224
PetroQuest Energy, Inc. (Æ)	1,035,401	4,659
Pioneer Energy Services Corp. (Æ)	63,500	431
PowerSecure International, Inc. (Æ)	46,815	762
Renewable Energy Group, Inc. (Æ)	93,233	1,453
REX American Resources Corp. (Æ)	11,430	416
Rowan Companies PLC (Æ)	128,558	4,416
Sanchez Energy Corp. (Æ)(Ñ)	44,580	1,054
SunCoke Energy, Inc. (Æ)	113,200	1,789
Superior Energy Services, Inc. (Æ)	123,429	3,162
Synergy Resources Corp. (Æ)	269,871	2,091
Tesco Corp. (Æ)	54,401	720
TETRA Technologies, Inc. (Æ)	314,083	3,179
Triangle Petroleum Corp. (Æ)	320,053	2,272
Unit Corp. (Æ)	94,320	4,252
Vantage Drilling Co. (Æ)(Ñ)	454,893	837
W&T Offshore, Inc. (Ñ)	111,658	1,819

34	Russell U.S. Small Cap Equity Fund

Russell Investment Company

Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Warren Resources, Inc. (Æ)	112,000	321
Western Refining, Inc. (Ñ)	49,410	1,489

		92,283

Financial Services - 21.0%
1st United Bancorp, Inc.	8,700	68
AG Mortgage Investment Trust, Inc. (ö)	80,800	1,466
Agree Realty Corp. (ö)	19,599	591
Alexander & Baldwin, Inc. (Æ)	73,355	3,249
Alexandria Real Estate Equities, Inc. (ö)	7,400	507
American Equity Investment Life Holding Co.	305,000	5,551
American Financial Group, Inc.	8,400	434
American National Bankshares, Inc.	600	14
AMERISAFE, Inc.	24,989	893
AmREIT, Inc. Class B (ö)	10,700	196
Anworth Mortgage Asset Corp. (ö)	528,240	2,567
Apollo Commercial Real Estate Finance, Inc. (ö)	7,000	112
Apollo Residential Mortgage, Inc. (ö)	94,290	1,511
Arbor Realty Trust, Inc. (ö)	85,994	648
Argo Group International Holdings, Ltd.	129,251	5,771
Arlington Asset Investment Corp. Class A	16,193	409
Assurant, Inc.	20,100	1,089
Astoria Financial Corp.	220,320	2,688
Baldwin & Lyons, Inc. Class B	1,600	43
Bancfirst Corp.	6,000	314
Banco Latinoamericano de Comercio Exterior SA Class E	26,577	669
Bancorp, Inc. (Æ)	259,505	3,893
Bank Mutual Corp.	6,200	39
Bank of Marin Bancorp	2,085	88
Bank of the Ozarks, Inc.	168,434	8,048
Banner Corp.	51,100	1,895
BioMed Realty Trust, Inc. (ö)	237,185	4,900
Boston Private Financial Holdings, Inc.	184,478	2,038
Bridge Bancorp, Inc.	800	17
Bridge Capital Holdings (Æ)	500	8
Brookline Bancorp, Inc.	259,427	2,558
Campus Crest Communities, Inc. (ö)	193,830	2,200
Capital Bank Financial Corp. Class A (Æ)	73,735	1,408
Capitol Federal Financial, Inc.	201,786	2,545
CapLease, Inc. (ö)	104,882	889
Capstead Mortgage Corp. (ö)	230,310	2,722
Cardinal Financial Corp.	174,100	2,848
Cardtronics, Inc. (Æ)	314,777	9,273
Cash America International, Inc. (Ñ)	5,100	214
Cedar Realty Trust, Inc. (ö)	102,596	568
Center Bancorp, Inc.	1,482	22
Centerstate Banks, Inc.	6,633	65
Central Pacific Financial Corp.	31,430	584
Chemical Financial Corp.	13,200	394
Citizens & Northern Corp.	2,512	50
CNB Financial Corp.	1,784	32
CNO Financial Group, Inc.	109,149	1,559
CoBiz Financial, Inc.	110,630	1,111
Community Trust Bancorp, Inc.	8,000	319

	Principal Amount ($) or Shares	Fair Value $
CoreLogic, Inc. (Æ)	96,500	2,692
Cowen Group, Inc. Class A (Æ)	208,574	674
CVB Financial Corp.	187,920	2,460
Diamond Hill Investment Group, Inc. (Å)	26,079	2,700
DiamondRock Hospitality Co. (ö)	493,016	4,782
Donegal Group, Inc. Class A	889	12
Douglas Emmett, Inc. (ö)	10,600	265
DuPont Fabros Technology, Inc. (Ñ)(ö)	95,800	2,195
Eagle Bancorp, Inc. (Æ)	158,629	4,167
Education Realty Trust, Inc. Class A (ö)	270,075	2,547
eHealth, Inc. (Æ)	26,905	827
EMC Insurance Group, Inc.	573	17
Employers Holdings, Inc.	29,420	773
Encore Capital Group, Inc. (Æ)(Ñ)	27,369	1,064
Enterprise Financial Services Corp.	6,500	120
EPR Properties (ö)	29,200	1,471
Equity One, Inc. (ö)	3,900	90
Euronet Worldwide, Inc. (Æ)	10,000	368
EverBank Financial Corp.	16,800	261
Evercore Partners, Inc. Class A	28,007	1,328
Extra Space Storage, Inc. (ö)	31,600	1,329
Ezcorp, Inc. Class A (Æ)	35,105	635
FBL Financial Group, Inc. Class A	3,300	146
FBR & Co. (Æ)	38,197	1,096
FelCor Lodging Trust, Inc. (Æ)(ö)	410,895	2,482
Financial Engines, Inc. (Ñ)	76,523	3,653
First American Financial Corp.	11,667	265
First Bancorp	3,910	62
First Busey Corp.	52,365	261
First Citizens BancShares, Inc. Class A (Æ)	2,031	426
First Community Bancshares, Inc.	4,996	80
First Connecticut Bancorp, Inc.	13,600	204
First Defiance Financial Corp.	2,388	63
First Financial Bancorp	152,225	2,452
First Financial Bankshares, Inc. (Ñ)	82,314	5,075
First Financial Corp.	8,800	292
First Financial Northwest, Inc.	1,800	19
First Industrial Realty Trust, Inc. (ö)	127,800	2,091
First Interstate Bancsystem, Inc. Class A	5,251	124
First Merchants Corp.	36,766	688
First Midwest Bancorp, Inc.	82,750	1,264
First NBC Bank Holding Co. (Æ)	25,273	661
First of Long Island Corp. (The)	2,900	104
First Republic Bank	11,600	501
FirstMerit Corp. (Ñ)	203,098	4,553
FNB Corp.	266,700	3,371
Forestar Group, Inc. (Æ)	84,532	1,827
Franklin Street Properties Corp. (ö)	262,335	3,492
FXCM, Inc. Class A	185,626	3,063
Gain Capital Holdings, Inc.	416,271	2,265
German American Bancorp, Inc.	3,526	98
GFI Group, Inc.	422,392	1,690
Global Cash Access Holdings, Inc. (Æ)	109,583	766
Global Indemnity PLC Class A (Æ)	1,765	46
Government Properties Income Trust (Ñ)(ö)	16,900	427
Granite Real Estate Investment Trust (ö)	26,755	896
Great Southern Bancorp, Inc.	12,739	372
Green Dot Corp. Class A (Æ)	33,610	782

Russell U.S. Small Cap Equity Fund	35

Russell Investment Company

Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Hancock Holding Co.	43,440	1,423
Hanmi Financial Corp. Class SRV financial (Æ)	123,286	2,096
Hanover Insurance Group, Inc. (The)	51,815	2,789
HCI Group, Inc.	21,963	802
Healthcare Realty Trust, Inc. (ö)	142,825	3,672
Heartland Financial USA, Inc.	5,921	166
Hercules Technology Growth Capital, Inc.	105,840	1,475
Heritage Financial Corp.	7,600	121
Heritage Financial Group, Inc.	1,000	19
HFF, Inc. Class A	116,937	2,456
Hilltop Holdings, Inc. (Æ)	156,990	2,674
Home BancShares, Inc.	143,943	3,933
Home Loan Servicing Solutions, Ltd.	150,524	3,768
Home Properties, Inc. (ö)	40,925	2,611
HomeStreet, Inc.	37,082	805
HomeTrust Bancshares, Inc. (Æ)	3,500	57
Horace Mann Educators Corp.	138,709	3,931
Iberiabank Corp.	96,429	5,670
Infinity Property & Casualty Corp.	49,593	3,224
ING US, Inc.	15,000	467
Interactive Brokers Group, Inc. Class A	8,700	141
Invesco Mortgage Capital, Inc. (ö)	46,300	761
Investment Technology Group, Inc. (Æ)	164,810	2,342
Investors Real Estate Trust (ö)	77,600	670
JAVELIN Mortgage Investment Corp. (Ñ)(ö)	112,600	1,508
Kite Realty Group Trust (ö)	45,904	265
Lakeland Bancorp, Inc.	2,288	26
Lakeland Financial Corp.	11,602	366
LaSalle Hotel Properties (ö)	157,727	4,249
Maiden Holdings, Ltd.	88,747	1,079
MainSource Financial Group, Inc.	5,900	85
Manning & Napier, Inc. Class A	26,629	478
MarketAxess Holdings, Inc.	53,699	2,776
MB Financial, Inc.	68,300	1,966
MCG Capital Corp.	122,800	674
Mercantile Bank Corp.	2,600	52
Merchants Bancshares, Inc.	1,800	56
Meta Financial Group, Inc.	39,892	1,174
Metro Bancorp, Inc. (Æ)	5,400	118
Mid-America Apartment Communities, Inc. (Ñ)(ö)	35,875	2,423
Mission West Properties, Inc. (Æ)(ö)	19,000	—
MVC Capital, Inc.	22,474	286
National Bank Holdings Corp. Class A	101,660	2,033
Navigators Group, Inc. (The) (Æ)	13,400	777
Nelnet, Inc. Class A	75,126	2,921
New Residential Investment Corp. (ö)	360,092	2,387
Northfield Bancorp, Inc.	70,300	824
OceanFirst Financial Corp.	29,542	505
OFG Bancorp (Ñ)	120,028	2,217
OmniAmerican Bancorp, Inc. (Æ)	8,100	191
One Liberty Properties, Inc. (ö)	16,886	392
Oritani Financial Corp.	25,666	417
Pacific Continental Corp.	170,918	2,107
Pacific Premier Bancorp, Inc. (Æ)	172,600	2,249
PacWest Bancorp (Ñ)	101,100	3,581

	Principal Amount ($) or Shares	Fair Value $
Park Sterling Corp.	63,337	424
PennyMac Mortgage Investment Trust (ö)	89,600	1,978
Peoples Bancorp, Inc.	12,800	288
Pinnacle Financial Partners, Inc. (Æ)	31,900	909
Piper Jaffray Cos. (Æ)	137,325	4,607
Platinum Underwriters Holdings, Ltd.	36,000	2,091
Portfolio Recovery Associates, Inc. (Æ)	25,879	3,864
Post Properties, Inc. (ö)	4,200	195
Preferred Bank (Æ)	2,100	36
PrivateBancorp, Inc. Class A	315,112	7,433
ProAssurance Corp.	26,340	1,410
Prosperity Bancshares, Inc.	7,100	419
Protective Life Corp.	33,271	1,442
Provident Financial Holdings, Inc.	8,105	142
Provident Financial Services, Inc.	13,300	237
PS Business Parks, Inc. (ö)	50,750	3,718
Redwood Trust, Inc. (Ñ)(ö)	15,500	263
Reinsurance Group of America, Inc. Class A	11,900	810
S&T Bancorp, Inc.	6,400	157
Safety Insurance Group, Inc.	14,058	756
Sandy Spring Bancorp, Inc.	11,900	291
Selective Insurance Group, Inc.	236,739	5,788
Signature Bank (Æ)	58,485	5,354
Simmons First National Corp. Class A	2,400	66
Southwest Bancorp, Inc. (Æ)	1,775	27
Sovran Self Storage, Inc. (ö)	9,500	656
Spirit Realty Capital, Inc. (ö)	101,700	929
State Bank Financial Corp.	17,748	283
Stellus Capital Investment Corp.	5,900	89
Sterling Bancorp	108,874	1,475
Sterling Financial Corp.	73,998	1,963
Stewart Information Services Corp.	76,100	2,354
Stifel Financial Corp. (Æ)	25,869	974
Summit Hotel Properties, Inc. (ö)	256,616	2,597
Susquehanna Bancshares, Inc.	213,490	2,839
SVB Financial Group (Æ)	60,355	5,264
SWS Group, Inc. (Æ)	20,453	122
Symetra Financial Corp.	110,300	1,983
Synovus Financial Corp.	525,222	1,749
Taubman Centers, Inc. (ö)	4,000	293
TCP Capital Corp.	105,100	1,670
Terreno Realty Corp. (ö)	2,600	48
Territorial Bancorp, Inc.	4,663	106
Texas Capital Bancshares, Inc. (Æ)	46,180	2,101
TICC Capital Corp. (Ñ)	63,600	639
Tower Group International, Ltd.	184,496	4,035
Trico Bancshares	14,600	316
UMB Financial Corp.	107,266	6,415
Umpqua Holdings Corp.	249,800	4,207
Union First Market Bankshares Corp.	55,273	1,222
United Bankshares, Inc. (Ñ)	71,825	2,034
United Community Banks, Inc. (Æ)	58,653	799
United Fire Group, Inc.	76,840	1,999
ViewPoint Financial Group, Inc.	75,264	1,623
Virtus Investment Partners, Inc. (Æ)	6,972	1,300
Washington Banking Co.	3,600	52
Washington Federal, Inc.	111,405	2,423

36	Russell U.S. Small Cap Equity Fund

Russell Investment Company

Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Washington Real Estate Investment Trust (ö)	80,870	2,174
Washington Trust Bancorp, Inc.	7,713	249
Webster Financial Corp.	68,000	1,852
WesBanco, Inc.	16,945	499
Westamerica Bancorporation (Ñ)	58,373	2,801
Western Alliance Bancorp (Æ)	54,595	968
Western Asset Mortgage Capital Corp. (Ñ)(ö)	14,800	248
Westfield Financial, Inc.	9,300	65
Wilshire Bancorp, Inc.	110,025	967
Winthrop Realty Trust (ö)	45,486	581
WisdomTree Investments, Inc. (Æ)	132,489	1,716
WNS Holdings, Ltd. - ADR (Æ)	34,998	694
WSFS Financial Corp.	7,990	476
XL Group PLC Class A	12,000	376

		350,696

Health Care - 9.6%
Abiomed, Inc. (Æ)	102,967	2,582
Acadia Healthcare Co., Inc. (Æ)	70,322	2,593
Acadia Pharmaceuticals, Inc. (Æ)(Ñ)	35,347	696
AcelRx Pharmaceuticals, Inc. (Æ)	65,732	766
Addus HomeCare Corp. (Æ)	36,389	715
Aegerion Pharmaceuticals, Inc. (Æ)	7,670	702
Affymetrix, Inc. (Æ)	227,165	863
Air Methods Corp. (Ñ)	73,880	2,482
Akorn, Inc. (Æ)	192,910	2,737
Albany Molecular Research, Inc. (Æ)	75,205	956
Almost Family, Inc.	12,100	231
Amsurg Corp. Class A (Æ)	33,900	1,326
AngioDynamics, Inc. (Æ)	4,001	48
ArthroCare Corp. (Æ)	122,000	4,424
Astex Pharmaceuticals (Æ)	95,005	497
athenahealth, Inc. (Æ)(Ñ)	18,910	2,117
AVANIR Pharmaceuticals, Inc. Class A (Æ)	168,968	796
Bio-Rad Laboratories, Inc. Class A (Æ)	100	12
BioScrip, Inc. (Æ)	100,529	1,634
Cadence Pharmaceuticals, Inc. Class A (Æ)	438,398	3,275
Cambrex Corp. (Æ)	137,000	2,007
Cantel Medical Corp.	105,870	2,810
Capital Senior Living Corp. (Æ)	158,227	3,646
Cardiovascular Systems, Inc. (Æ)	35,063	722
Celldex Therapeutics, Inc. (Æ)	31,423	644
Centene Corp. (Æ)	129,194	7,166
Cerus Corp. (Æ)	121,343	680
Clovis Oncology, Inc. (Æ)	7,570	590
CONMED Corp.	138,216	4,533
Cross Country Healthcare, Inc. (Æ)	1,100	6
CryoLife, Inc.	18,800	133
Cynosure, Inc. Class A (Æ)	67,650	1,927
Cytokinetics, Inc. (Æ)	52,673	655
DexCom, Inc. (Æ)	78,712	1,714
Dynavax Technologies Corp. (Æ)	4,800	6
Emergent Biosolutions, Inc. (Æ)	82,500	1,459
Emeritus Corp. (Æ)	27,942	648
Endo Health Solutions, Inc. (Æ)	11,000	423
Endocyte, Inc. (Æ)	46,380	833
Endologix, Inc. (Æ)(Ñ)	157,806	2,467

	Principal Amount ($) or Shares	Fair Value $
Ensign Group, Inc. (The)	4,400	168
Exactech, Inc. (Æ)	6,900	149
Furiex Pharmaceuticals, Inc. (Æ)	13,662	601
Gentiva Health Services, Inc. (Æ)	166,600	1,789
Greatbatch, Inc. (Æ)	160,150	6,054
Haemonetics Corp. (Æ)	120,400	5,083
Hanger, Inc. (Æ)	163,140	6,023
Health Net, Inc. (Æ)	58,350	1,790
Healthways, Inc. (Æ)	49,581	851
Hill-Rom Holdings, Inc.	21,423	794
HMS Holdings Corp. (Æ)	123,090	2,978
Hyperion Therapeutics, Inc. (Æ)(Ñ)	22,733	569
ICON PLC (Æ)	252,091	9,887
Immunomedics, Inc. (Æ)(Ñ)	134,627	766
Insmed, Inc. (Æ)(Ñ)	45,117	501
Insulet Corp. (Æ)	157,620	5,027
Invacare Corp.	18,442	288
Keryx Biopharmaceuticals, Inc. (Æ)(Ñ)	77,278	703
Kindred Healthcare, Inc. (Æ)	69,000	1,060
Ligand Pharmaceuticals, Inc. Class B (Æ)	57,617	2,730
Magellan Health Services, Inc. (Æ)	62,400	3,566
Medidata Solutions, Inc. (Æ)	70,550	6,528
Merge Healthcare, Inc. (Æ)	186,125	843
Meridian Bioscience, Inc.	53,589	1,325
Myriad Genetics, Inc. (Æ)(Ñ)	14,800	439
Natus Medical, Inc. (Æ)	96,277	1,231
Neogen Corp. (Æ)	30,672	1,732
Neurocrine Biosciences, Inc. (Æ)	61,937	867
NewLink Genetics Corp. (Æ)(Ñ)	34,103	612
NPS Pharmaceuticals, Inc. (Æ)	96,951	1,746
Pacific Biosciences of California, Inc. (Æ)	25,500	66
Pacira Pharmaceuticals, Inc. (Æ)(Ñ)	19,130	649
PAREXEL International Corp. (Æ)	73,160	3,618
PharMerica Corp. (Æ)	58,807	861
Prestige Brands Holdings, Inc. (Æ)	155,240	5,264
Providence Service Corp. (The) (Æ)	30,310	836
Quality Systems, Inc.	88,650	2,027
Raptor Pharmaceutical Corp. (Æ)(Ñ)	71,864	716
Regulus Therapeutics, Inc. (Æ)(Ñ)	63,392	643
Repligen Corp. (Æ)	64,366	655
RTI Surgical, Inc. (Æ)	806,727	3,162
Sagent Pharmaceuticals, Inc. (Æ)	30,910	672
Santarus, Inc. (Æ)	28,067	683
Select Medical Holdings Corp.	84,400	757
Stemline Therapeutics, Inc. (Æ)(Ñ)	24,793	698
STERIS Corp.	39,010	1,756
Targacept, Inc. (Æ)	71,931	360
TearLab Corp. (Æ)(Ñ)	84,957	1,202
Techne Corp.	2,100	155
Tenet Healthcare Corp. (Æ)	7,475	334
TESARO, Inc. (Æ)	13,869	473
Triple-S Management Corp. Class B (Æ)	60,868	1,324
Unilife Corp. (Æ)(Ñ)	516,863	1,458
Vanda Pharmaceuticals, Inc. (Æ)	71,612	835
Verastem, Inc. (Æ)	44,356	678
ViroPharma, Inc. (Æ)	21,645	743
XOMA Corp. (Æ)(Ñ)	143,497	779

		160,625

Russell U.S. Small Cap Equity Fund	37

Russell Investment Company

Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Materials and Processing - 6.0%
A Schulman, Inc.	29,386	788
AAON, Inc.	32,771	707
Aceto Corp.	104,603	1,623
AMCOL International Corp.	68,811	2,414
American Pacific Corp. (Æ)	20,300	738
Armtec Infrastructure, Inc. (Æ)	2,600	6
Beacon Roofing Supply, Inc. (Æ)	78,500	3,202
Berry Plastics Group, Inc. (Æ)	156,776	3,615
Cabot Corp.	224,773	9,220
Caesarstone Sdot-Yam, Ltd. (Æ)	54,002	1,752
Calgon Carbon Corp. (Æ)	216,825	3,888
Carpenter Technology Corp.	10,600	554
Clarcor, Inc.	64,397	3,541
Comfort Systems USA, Inc.	39,608	612
Commercial Metals Co.	136,000	2,107
Culp, Inc.	29,800	573
Cytec Industries, Inc.	800	62
Encore Wire Corp.	10,951	457
Gibraltar Industries, Inc. (Æ)	18,619	287
Globe Specialty Metals, Inc.	201,180	2,400
Greif, Inc. Class A	3,700	205
Griffon Corp.	21,613	257
Haynes International, Inc.	27,749	1,335
Hexcel Corp. (Æ)	33,378	1,175
Innospec, Inc.	15,290	656
Insteel Industries, Inc.	10,000	168
Kaiser Aluminum Corp.	38,680	2,524
KapStone Paper and Packaging Corp.	5,000	220
Kaydon Corp.	256,490	7,459
Koppers Holdings, Inc.	101,400	3,919
Kronos Worldwide, Inc. (Ñ)	110,777	1,832
LB Foster Co. Class A	8,170	380
Louisiana-Pacific Corp. (Æ)	157,400	2,559
Materion Corp.	7,600	229
Minerals Technologies, Inc.	83,550	3,843
MRC Global, Inc. (Æ)	46,316	1,242
Mueller Water Products, Inc. Class A	438,659	3,395
Myers Industries, Inc.	22,600	440
Noranda Aluminum Holding Corp.	191,127	594
Northwest Pipe Co. (Æ)	6,767	202
Olympic Steel, Inc.	19,740	550
OM Group, Inc. (Æ)	192,927	5,956
PolyOne Corp.	42,213	1,220
Quaker Chemical Corp.	15,490	1,022
Quanex Building Products Corp.	18,460	314
RTI International Metals, Inc. (Æ)	91,151	2,794
Schnitzer Steel Industries, Inc. Class A	80,806	2,074
Schweitzer-Mauduit International, Inc.	8,600	466
Simpson Manufacturing Co., Inc.	78,670	2,598
Stillwater Mining Co. (Æ)(Ñ)	122,073	1,477
TMS International Corp. Class A	24,300	398
Tronox, Ltd. Class A (Ñ)	136,800	2,970
UFP Technologies, Inc. (Æ)	4,294	91
Universal Forest Products, Inc.	56,494	2,330
Uranium Energy Corp. (Æ)(Ñ)	233,440	539

	Principal Amount ($) or Shares	Fair Value $
US Silica Holdings, Inc. (Ñ)	113,291	2,742
USG Corp. (Æ)(Ñ)	73,988	1,859

		100,580

Producer Durables - 16.7%
ABM Industries, Inc.	229,590	5,946
Accuride Corp. (Æ)	120,564	690
Advanced Emissions Solutions, Inc. (Æ)	20,439	857
Advisory Board Co. (The) (Æ)	184,673	10,838
AGCO Corp.	7,800	439
Aimia, Inc.	30,100	456
Air Lease Corp. Class A	54,100	1,508
Air Transport Services Group, Inc. (Æ)	13,599	91
Aircastle, Ltd.	115,115	2,024
Alamo Group, Inc.	11,500	479
Albany International Corp. Class A	36,100	1,246
Alliant Techsystems, Inc.	31,500	2,933
AM Castle & Co. (Æ)(Ñ)	34,030	579
American Railcar Industries, Inc. (Ñ)	6,383	229
American Superconductor Corp. (Æ)	71,688	180
Angie’s List, Inc. (Æ)(Ñ)	101,728	2,240
AO Smith Corp.	10,200	421
Argan, Inc.	13,394	212
Ascent Capital Group, Inc. Class A (Æ)	11,100	863
Astec Industries, Inc.	83,902	2,937
Astronics Corp. (Æ)	19,427	768
B/E Aerospace, Inc. (Æ)	18,399	1,283
Barnes Group, Inc.	124,025	4,093
Barrett Business Services, Inc.	36,200	2,543
Blount International, Inc. (Æ)	347,019	4,574
Brady Corp. Class A	100,440	3,342
Brink’s Co. (The)	137,502	3,675
Bristow Group, Inc.	96,801	6,583
CAI International, Inc. (Æ)	13,000	273
CDI Corp.	7,900	124
Ceco Environmental Corp. (Ñ)	11,224	150
Chart Industries, Inc. (Æ)	70,836	8,054
CIRCOR International, Inc.	64,830	3,405
Columbus McKinnon Corp. (Æ)	78,471	1,736
Consolidated Graphics, Inc. (Æ)	37,292	1,998
CoStar Group, Inc. (Æ)	22,872	3,581
CPI Aerostructures, Inc. (Æ)	126,618	1,419
Curtiss-Wright Corp.	86,835	3,529
Deluxe Corp.	56,500	2,317
Dice Holdings, Inc. (Æ)	418,153	3,625
DXP Enterprises, Inc. (Æ)	18,200	1,256
Electronics for Imaging, Inc. (Æ)	60,980	1,831
EMCOR Group, Inc.	46,120	1,904
EnerSys, Inc.	67,970	3,597
Engility Holdings, Inc. (Æ)	25,200	821
EnPro Industries, Inc. (Æ)	71,250	4,049
ExOne Co. (The) (Æ)(Ñ)	10,368	633
Federal Signal Corp. (Æ)	72,900	707
Flow International Corp. (Æ)	64,200	248
Forward Air Corp.	44,665	1,633
Franklin Electric Co., Inc.	85,300	3,178
FreightCar America, Inc.	35,077	639

38	Russell U.S. Small Cap Equity Fund

Russell Investment Company

Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

G&K Services, Inc. Class A	62,093	3,279
GATX Corp.	100,275	4,530
General Cable Corp.	87,631	2,762
Global Power Equipment Group, Inc.	16,831	304
GrafTech International, Ltd. (Æ)(Ñ)	372,236	2,799
Graham Corp.	22,993	752
Granite Construction, Inc.	248,889	7,529
Gulfmark Offshore, Inc. Class A	188,069	9,262
H&E Equipment Services, Inc.	132,660	3,030
Hardinge, Inc.	12,326	195
Harsco Corp.	98,592	2,540
Healthcare Services Group, Inc.	197,530	4,861
Heidrick & Struggles International, Inc.	13,100	201
Hub Group, Inc. Class A (Æ)	163,330	6,247
Huron Consulting Group, Inc. (Æ)	131,140	6,680
Intevac, Inc. (Æ)	15,688	100
Kadant, Inc.	15,313	501
Kelly Services, Inc. Class A (Æ)	52,440	1,026
Kimball International, Inc. Class B	47,610	523
Knight Transportation, Inc.	375,654	6,375
Korn/Ferry International (Æ)	85,850	1,677
Layne Christensen Co. (Æ)	115,120	2,231
Lexmark International, Inc. Class A	56,800	2,129
LMI Aerospace, Inc. (Æ)	57,462	1,062
Lydall, Inc. (Æ)	13,800	215
Manitowoc Co., Inc. (The)	49,188	1,010
Marlin Business Services Corp.	7,219	165
Marten Transport, Ltd.	167,764	2,879
MasTec, Inc. (Æ)	130,794	4,316
MAXIMUS, Inc.	137,280	5,163
Measurement Specialties, Inc. (Æ)	17,296	861
Miller Industries, Inc.	7,904	131
Modine Manufacturing Co. (Æ)	51,609	568
Navigant Consulting, Inc. (Æ)	31,437	422
Old Dominion Freight Line, Inc. (Æ)	146,568	6,402
On Assignment, Inc. (Æ)	14,658	448
Orbital Sciences Corp. (Æ)	88,636	1,643
Orion Marine Group, Inc. (Æ)	55,476	697
OSI Systems, Inc. (Æ)	63,626	4,479
Pacer International, Inc. (Æ)	68,100	422
Powell Industries, Inc. (Æ)	51,747	2,546
Power Solutions International, Inc. (Æ)	18,148	795
PRGX Global, Inc. (Æ)	7,532	47
Primoris Services Corp.	27,925	581
Republic Airways Holdings, Inc. (Æ)	206,089	2,830
Resources Connection, Inc.	251,786	3,349
Rush Enterprises, Inc. Class A (Æ)	138,625	3,455
Saia, Inc. (Æ)	85,300	2,554
ServiceSource International, Inc. (Æ)	173,340	1,850
SkyWest, Inc.	120,790	1,826
Spirit Airlines, Inc. (Æ)	53,496	1,768
Standex International Corp.	39,694	2,343
StealthGas, Inc. (Æ)	37,300	376
Sterling Construction Co., Inc. (Æ)	1,800	18
SunOpta, Inc. (Æ)	82,663	668
Sykes Enterprises, Inc. (Æ)	233,360	4,098
Taser International, Inc. (Æ)	80,800	718

	Principal Amount ($) or Shares	Fair Value $
Thermon Group Holdings, Inc. (Æ)	51,861	1,038
Tidewater, Inc.	42,609	2,514
Toro Co. (The)	82,000	4,041
Triumph Group, Inc.	43,820	3,438
TrueBlue, Inc. (Æ)	29,732	794
Tsakos Energy Navigation, Ltd. (Ñ)	180,091	924
Tutor Perini Corp. (Æ)	172,784	3,418
UniFirst Corp.	25,900	2,539
United Stationers, Inc.	62,625	2,592
UTi Worldwide, Inc.	152,795	2,521
Wabtec Corp.	30,770	1,787
WageWorks, Inc. (Æ)	142,249	4,804
Watts Water Technologies, Inc. Class A	19,623	1,026
XPO Logistics, Inc. (Æ)(Ñ)	39,329	962
YRC Worldwide, Inc. (Æ)	5,500	177
Zebra Technologies Corp. Class A (Æ)	86,675	4,002

		279,551

Technology - 16.4%
Acacia Research Corp.	114,190	2,606
Acxiom Corp. (Æ)	144,211	3,716
ADTRAN, Inc.	46,989	1,242
Agilysys, Inc. (Æ)	7,800	90
Ambarella, Inc. (Æ)(Ñ)	38,258	635
Amkor Technology, Inc. (Æ)(Ñ)	242,222	1,022
ANADIGICS, Inc. (Æ)	162,710	350
Anixter International, Inc. (Æ)	28,625	2,377
Applied Micro Circuits Corp. (Æ)	354,859	4,212
ARRIS Group, Inc. (Æ)	28,197	424
Aruba Networks, Inc. (Æ)	107,160	1,905
Aspen Technology, Inc. (Æ)	40,139	1,306
AVG Technologies NV (Æ)(Ñ)	140,111	3,124
Aviat Networks, Inc. (Æ)	535,199	1,418
Avid Technology, Inc. (Æ)	82,316	491
Axcelis Technologies, Inc. (Æ)	3,800	8
Bel Fuse, Inc. Class B	9,576	150
Benchmark Electronics, Inc. (Æ)	93,200	2,062
Brightcove, Inc. (Æ)	72,380	740
Brocade Communications Systems, Inc. (Æ)	62,200	414
Brooks Automation, Inc.	262,750	2,580
CalAmp Corp. (Æ)	61,504	944
Calix, Inc. (Æ)	75,768	885
Callidus Software, Inc. (Æ)(Ñ)	229,042	1,528
Carbonite, Inc. (Æ)	52,048	687
Cavium, Inc. (Æ)	42,644	1,559
Ceva, Inc. (Æ)	181,208	3,303
Checkpoint Systems, Inc. (Æ)	52,559	904
CIBER, Inc. (Æ)	90,102	328
Ciena Corp. (Æ)(Ñ)	81,900	1,807
Cohu, Inc.	185,526	2,189
Comtech Telecommunications Corp.	54,204	1,468
Concur Technologies, Inc. (Æ)(Ñ)	23,403	2,080
Cornerstone OnDemand, Inc. (Æ)	60,647	2,671
CSG Systems International, Inc.	52,199	1,236
CTS Corp.	56,466	793
Diebold, Inc.	88,260	2,883
Digi International, Inc. (Æ)	34,800	346

Russell U.S. Small Cap Equity Fund	39

Russell Investment Company

Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Digital River, Inc. (Æ)	77,032	1,309
Diodes, Inc. (Æ)	125,325	3,435
DSP Group, Inc. (Æ)	29,426	219
EarthLink, Inc.	679,875	4,263
Echelon Corp. (Æ)	27,000	61
eGain Corp. (Æ)	65,119	750
Electro Scientific Industries, Inc.	361,106	4,099
Emulex Corp. (Æ)	275,407	2,206
Envestnet, Inc. (Æ)	94,118	2,343
EPAM Systems, Inc. (Æ)	43,846	1,269
Exar Corp. (Æ)	43,079	560
Extreme Networks (Æ)	192,848	835
Fabrinet (Æ)	242,222	3,587
Finisar Corp. (Æ)(Ñ)	76,200	1,473
FleetMatics Group PLC (Æ)(Ñ)	39,826	1,500
FormFactor, Inc. (Æ)	283,446	2,061
Gogo, Inc. (Æ)(Ñ)	69,925	841
Guidewire Software, Inc. (Æ)	82,495	3,610
Harmonic, Inc. (Æ)	242,700	1,859
Imation Corp. (Æ)	11,000	51
Immersion Corp. (Æ)	47,962	688
Imperva, Inc. (Æ)	61,422	3,109
Infoblox, Inc. (Æ)	95,339	3,118
Inphi Corp. (Æ)	243,475	2,839
Integrated Silicon Solution, Inc. (Æ)	33,894	406
Interactive Intelligence Group, Inc. (Æ)	13,251	753
Intersil Corp. Class A	651,914	6,656
IntraLinks Holdings, Inc. (Æ)	97,105	922
InvenSense, Inc. Class A (Æ)(Ñ)	128,480	2,272
IPG Photonics Corp. (Ñ)	40,503	2,467
Ixia (Æ)	107,730	1,497
Keynote Systems, Inc.	175,684	3,501
Kulicke & Soffa Industries, Inc. (Æ)	439,376	5,128
Lambda TD Software, Inc. (Æ)	45,933	679
Limelight Networks, Inc. (Æ)	78,183	188
LTX-Credence Corp. (Æ)	50,200	269
Manhattan Associates, Inc. (Æ)	31,000	2,739
Mentor Graphics Corp.	120,100	2,466
Mercury Systems, Inc. (Æ)	448,219	4,159
Methode Electronics, Inc.	63,806	1,205
Micrel, Inc.	353,247	3,748
MICROS Systems, Inc. (Æ)(Ñ)	82,304	4,011
Millennial Media, Inc. (Æ)(Ñ)	105,033	1,041
MKS Instruments, Inc.	96,065	2,605
Monotype Imaging Holdings, Inc.	219,628	5,387
Neonode, Inc. (Æ)(Ñ)	84,963	662
NeoPhotonics Corp. (Æ)	90,515	795
NetSuite, Inc. (Æ)	33,341	3,130
Novatel Wireless, Inc. (Æ)	72,772	309
OpenTable, Inc. (Æ)(Ñ)	17,875	1,138
Oplink Communications, Inc. (Æ)	14,390	290
Parkervision, Inc. (Æ)(Ñ)	107,979	477
PC Connection, Inc.	32,800	556
PDF Solutions, Inc. (Æ)	40,522	832
Perficient, Inc. (Å)(Æ)	288,570	3,939
Pericom Semiconductor Corp. (Æ)	24,719	189
Photronics, Inc. (Æ)	745,702	5,705

	Principal Amount ($) or Shares	Fair Value $
Plexus Corp. (Æ)	132,325	4,627
PMC - Sierra, Inc. (Æ)	45,000	297
Polycom, Inc. (Æ)	360,426	3,446
Procera Networks, Inc. (Æ)	114,546	1,709
Progress Software Corp. (Æ)	175,775	4,498
Proofpoint, Inc. (Æ)	180,819	4,866
PROS Holdings, Inc. (Æ)	58,806	1,930
QLIK Technologies, Inc. (Æ)	135,308	4,238
QLogic Corp. (Æ)	103,900	1,144
Radisys Corp. (Æ)	32,700	135
RADWARE, Ltd. (Æ)	96,350	1,320
Rally Software Development Corp. (Æ)	131,975	3,720
Rambus, Inc. (Æ)	72,523	707
Responsys, Inc. (Æ)	699,887	10,141
RF Micro Devices, Inc. (Æ)	205,243	1,065
Richardson Electronics, Ltd.	4,300	48
Rudolph Technologies, Inc. (Æ)	112,805	1,393
Sanmina Corp. (Æ)	27,697	456
ScanSource, Inc. (Æ)	27,500	979
Seachange International, Inc. (Æ)	101,258	1,193
ServiceNow, Inc. (Æ)	77,367	3,372
ShoreTel, Inc. (Æ)	230,852	898
Sigma Designs, Inc. (Æ)	56,343	294
Silicon Graphics International Corp. (Æ)	54,093	1,018
Silicon Image, Inc. (Æ)	63,000	361
Smith Micro Software, Inc. (Æ)	11,354	13
Sourcefire, Inc. (Æ)	28,830	2,175
Spansion, Inc. Class A (Æ)	126,190	1,489
Spark Networks, Inc. (Æ)(Ñ)	77,262	640
Splunk, Inc. (Æ)	63,737	3,187
SPS Commerce, Inc. (Æ)	149,455	9,644
Stratasys, Ltd. (Æ)(Ñ)	15,072	1,336
Super Micro Computer, Inc. (Æ)	44,400	515
Supertex, Inc.	34,434	926
Symmetricom, Inc. (Æ)	26,500	136
Synchronoss Technologies, Inc. (Æ)	75,960	2,620
Tableau Software, Inc. Class A (Æ)	23,663	1,311
Tangoe, Inc. (Æ)	276,594	4,995
Tech Data Corp. (Æ)	12,700	652
TeleCommunication Systems, Inc. Class A (Æ)	126,863	343
TeleNav, Inc. (Æ)	47,261	290
Tellabs, Inc.	519,290	1,163
Tessera Technologies, Inc.	148,891	2,988
Textura Corp. (Æ)	13,197	398
Trulia, Inc. (Æ)(Ñ)	40,222	1,499
TTM Technologies, Inc. (Æ)	61,956	572
Ultimate Software Group, Inc. (Æ)	23,521	3,182
United Online, Inc.	239,227	1,943
Unwired Planet, Inc. (Æ)	78,400	159
Vishay Intertechnology, Inc. (Æ)	425,446	6,122

		274,842

Utilities - 2.8%
8x8, Inc. (Æ)	113,543	1,029
Alaska Communications Systems Group, Inc. (Æ)	34,200	81

40	Russell U.S. Small Cap Equity Fund

Russell Investment Company

Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Fair Value $

American States Water Co.	31,451		2,020
Artesian Resources Corp. Class A	3,375		79
Avista Corp.	88,225		2,539
Black Hills Corp.	67,700		3,592
Cbeyond, Inc. (Æ)	174,021		1,474
Chesapeake Utilities Corp.	8,100		480
Cleco Corp.	135,375		6,567
Connecticut Water Service, Inc.	5,600		167
Consolidated Water Co., Ltd.	17,676		210
El Paso Electric Co.	29,121		1,100
Great Plains Energy, Inc.	15,900		385
inContact, Inc. (Æ)	74,847		635
Inteliquent, Inc.	139,737		1,165
Intelsat SA (Æ)(Ñ)	55,738		1,195
j2 Global, Inc.	157,520		7,210
Matador Resources Co. (Æ)	61,582		807
NorthWestern Corp.	106,075		4,476
NV Energy, Inc.	18,200		430
Pike Electric Corp.	53,100		648
PNM Resources, Inc.	88,900		2,087
Portland General Electric Co. (Ñ)	27,563		874
Premiere Global Services, Inc. (Å)(Æ)	557,390		6,131
Unitil Corp.	3,838		118
Vonage Holdings Corp. (Æ)	216,236		696
WGL Holdings, Inc.	7,763		357

			46,552

Total Common Stocks (cost $1,292,279)			1,609,889

Short-Term Investments - 3.3%
Russell U.S. Cash Management Fund	55,530,272	(¥)	55,530

Total Short-Term Investments (cost $55,530)			55,530

Other Securities - 8.1%
Russell U.S. Cash Collateral Fund (×)	135,339,190	(¥)	135,339

Total Other Securities (cost $135,339)			135,339

Total Investments - 107.6% (identified cost $1,483,148)			1,800,758

Other Assets and Liabilities, Net - (7.6%)			(126,652)

Net Assets - 100.0%			1,674,106

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Small Cap Equity Fund	41

Russell Investment Company

Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share and cost per unit amounts)

Restricted Securities

% of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Fair Value (000) $

1.3%
Diamond Hill Investment Group, Inc.	12/12/11	26,079	73.40	1,914	2,700
MDC Partners, Inc.	12/09/11	349,813	13.01	4,020	8,609
Perficient, Inc.	12/09/11	288,570	8.18	2,361	3,939
Premiere Global Services, Inc.	09/21/11	557,390	8.67	4,833	6,131

					21,379

For a description of restricted securities see note 7 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

42	Russell U.S. Small Cap Equity Fund

Russell Investment Company

Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Russell 2000 Mini Index Futures (CME)	577	USD	60,175	09/13	1,970

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					1,970

Presentation of Portfolio Holdings — July 31, 2013 (Unaudited)

Amounts in thousands

	Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$262,893	$—	$—	$262,893
Consumer Staples	41,867	—	—	41,867
Energy	92,283	—	—	92,283
Financial Services	350,696	—	—	350,696
Health Care	160,625	—	—	160,625
Materials and Processing	100,580	—	—	100,580
Producer Durables	279,551	—	—	279,551
Technology	274,842	—	—	274,842
Utilities	46,552	—	—	46,552
Short-Term Investments	—	55,530	—	55,530
Other Securities	—	135,339	—	135,339

Total Investments	1,609,889	190,869	—	1,800,758

Other Financial Instruments
Futures Contracts	1,970	—	—	1,970

Total Other Financial Instruments*	$1,970	$—	$—	$1,970

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2013, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Small Cap Equity Fund	43

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Common Stocks - 89.2%
Australia - 2.1%
Amcor, Ltd. (Æ)	104,738	997
ASX, Ltd. - ADR	17,166	535
Australand Property Group (ö)	471,151	1,461
Australia & New Zealand Banking Group, Ltd. - ADR	298,684	7,990
Bendigo and Adelaide Bank, Ltd.	75,669	726
BGP Holdings PLC (Æ)(Þ)	559,805	—
BHP Billiton, Ltd. - ADR (Ñ)	410,032	16,776
Brambles, Ltd.	204,545	1,669
Challenger Diversified Property Group (ö)	180,149	405
Challenger, Ltd.	65,500	251
Commonwealth Bank of Australia - ADR	93,779	6,255
Commonwealth Property Office Fund (ö)	1,814,958	1,884
Computershare, Ltd.	45,224	398
CSL, Ltd.	134,102	7,964
Dexus Property Group (ö)	392,818	371
Downer EDI, Ltd.	100,397	340
Flight Centre, Ltd.	42,318	1,725
Forge Group, Ltd.	372,126	1,475
Harvey Norman Holdings, Ltd.	399,085	954
Insurance Australia Group, Ltd.	510,007	2,663
Investa Office Fund (ö)	699,450	1,855
JB Hi-Fi, Ltd. (Ñ)	123,227	2,058
National Australia Bank, Ltd. - ADR	126,567	3,553
Primary Health Care, Ltd.	436,811	1,995
Programmed Maintenance Service (Æ)(ö)	139,331	308
QBE Insurance Group, Ltd.	272,724	4,023
RCR Tomlinson, Ltd.	790,412	1,691
Stockland (ö)	166,543	536
Suncorp Group, Ltd.	323,766	3,731
Tabcorp Holdings, Ltd.	156,092	459
Tassal Group, Ltd.	508,591	1,152
Tatts Group, Ltd.	106,756	306
Telstra Corp., Ltd.	666,064	2,988
TPG Telecom, Ltd.	373,933	1,240
Village Roadshow, Ltd.	72,218	384
Wesfarmers, Ltd.	91,112	3,322
Westfield Group (ö)	162,342	1,637
Westfield Retail Trust (ö)	238,412	645
Westpac Banking Corp.	208,058	5,777
Woodside Petroleum, Ltd.	40,587	1,371
Woolworths, Ltd.	183,180	5,486

		99,356

Austria - 0.3%
Andritz AG	1,541	83
CA Immobilien Anlagen AG (Æ)	86,016	1,082
Erste Group Bank AG	444,801	13,509

		14,674

Belgium - 0.7%
Ageas (Æ)	12,778	—
Anheuser-Busch InBev NV	116,220	11,191
Belgacom SA	502,298	12,312

	Principal Amount ($) or Shares	Fair Value $
Delhaize Group SA	45,150	2,964
Galapagos NV (Æ)	32,362	700
Groupe Bruxelles Lambert SA	19,016	1,547
KBC Groep NV (Æ)	131,032	5,256

		33,970

Bermuda - 1.3%
African Minerals, Ltd. (Æ)	871,609	2,877
Catlin Group, Ltd.	207,936	1,601
Cheung Kong Infrastructure Holdings, Ltd.	54,000	373
Credicorp, Ltd.	35,645	4,234
Emperor Entertainment Hotel, Ltd.	540,000	181
Emperor International Holdings	5,962,000	1,676
First Pacific Co., Ltd.	100,000	113
Hongkong Land Holdings, Ltd.	18,000	122
Jardine Matheson Holdings, Ltd.	18,800	1,029
Jardine Strategic Holdings, Ltd.	19,500	672
Li & Fung, Ltd.	7,404,000	9,795
NWS Holdings, Ltd.	443,500	681
PartnerRe, Ltd. - ADR	79,500	7,118
RenaissanceRe Holdings, Ltd.	79,675	6,929
Seadrill, Ltd. (Ñ)	420,285	17,985
Soundwill Holdings, Ltd.	492,000	967
Vostok Nafta Investment, Ltd. (Æ)	40,684	229
Yue Yuen Industrial Holdings, Ltd.	2,143,300	5,900

		62,482

Brazil - 0.5%
BM&FBovespa SA	540,900	2,916
Brasil Pharma SA (Æ)	276,288	1,199
Brookfield Incorporacoes SA (Æ)	3,068,900	2,233
Embraer SA - ADR (Ñ)	375,800	12,766
Itau Unibanco Holding SA - ADR	462,629	5,899
Tim Participacoes SA - ADR	74,866	1,405

		26,418

Canada - 3.2%
Agrium, Inc.	900	76
Aimia, Inc.	103,600	1,566
Alimentation Couche Tard, Inc. Class B	39,200	2,402
ARC Resources, Ltd. (Ñ)	11,700	295
Atco, Ltd. Class I	24,400	1,106
Bank of Montreal (Ñ)	80,900	5,031
Bank of Nova Scotia	61,600	3,479
Barrick Gold Corp.	464,100	7,876
BCE, Inc.	26,600	1,102
Boardwalk Real Estate Investment Trust Class Trust Unit (ö)	2,300	129
Brookfield Asset Management, Inc. Class A (Ñ)	268,810	9,938
CAE, Inc.	8,000	91
Canadian Imperial Bank of Commerce (Þ)	29,800	2,261
Canadian National Railway Co. (Æ)(Þ)	159,185	15,896
Canadian National Railway Co. (Ñ)	59,200	5,917
Canadian Oil Sands, Ltd.	59,000	1,145
Canadian Pacific Railway, Ltd.	41,310	5,075

44	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Canadian Real Estate Investment Trust (ö)	3,000	120
Canadian Tire Corp., Ltd. Class A (Ñ)	12,400	1,020
CGI Group, Inc. Class A (Æ)	33,100	1,144
CI Financial Corp.	14,400	435
Cominar Real Estate Investment Trust (ö)	5,700	112
Dollarama, Inc.	116,243	8,390
Empire Co., Ltd. Class A	3,900	307
Enbridge, Inc.	11,200	497
Ensign Energy Services, Inc.	44,700	778
Fairfax Financial Holdings, Ltd.	1,800	715
Fortis, Inc.	31,200	981
Genworth MI Canada, Inc.	15,300	426
George Weston, Ltd.	2,900	246
Great-West Lifeco, Inc. (Þ)	12,900	374
Husky Energy, Inc.	67,600	1,948
IGM Financial, Inc.	9,700	461
Imperial Oil, Ltd. (Ñ)	72,500	3,111
Intact Financial Corp.	10,100	594
Keyera Corp.	13,800	772
Kinross Gold Corp.	728,400	3,809
Loblaw Cos., Ltd.	18,500	883
Magna International, Inc. Class A (Ñ)	82,000	6,270
Metro, Inc. Class A	9,500	681
Pacific Rubiales Energy Corp.	229,936	4,471
Power Corp. of Canada	16,300	469
RioCan Real Estate Investment Trust (ö)	14,000	332
Rogers Communications, Inc. Class B	54,100	2,162
Royal Bank of Canada - GDR	150,200	9,383
ShawCor, Ltd.	39,400	1,770
Shoppers Drug Mart Corp.	112,770	6,712
Suncor Energy, Inc.	296,700	9,385
Tim Hortons, Inc.	28,700	1,662
Toronto Dominion Bank (Ñ)	55,000	4,635
TransCanada Corp.	68,700	3,139
Trilogy Energy Corp.	79,134	2,239
Valeant Pharmaceuticals International, Inc. (Æ)	69,446	6,500
Vermilion Energy, Inc. (Ñ)	39,300	2,108

		152,426

Cayman Islands - 0.4%
Chailease Holding Co., Ltd.	1,708,200	4,090
Chaoda Modern Agriculture Holdings, Ltd. (Å)(Æ)	12,120,000	703
Dongyue Group (Ñ)	10,064,900	3,893
Hutchison Telecommunications Hong Kong Holdings, Ltd.	480,000	274
New Oriental Education & Technology Group - ADR (Ñ)	283,282	6,286
Sands China, Ltd.	912,593	4,936

		20,182

Chile - 0.1%
SACI Falabella	377,410	3,867

	Principal Amount ($) or Shares	Fair Value $
China - 0.3%
CITIC Securities Co., Ltd. Class H (Æ)	1,819,973	3,421
Huaneng Power International, Inc. Class H (Ñ)	4,067,300	4,248
Shanghai Electric Group Co., Ltd. Class H	14,388,000	4,842

		12,511

Czech Republic - 0.0%
Komercni Banka AS	12,282	2,393

Denmark - 1.6%
Auriga Industries (Æ)	11,322	325
Christian Hansen Holding A/S	180,583	5,977
Coloplast A/S Class B	171,517	10,026
Danske Bank A/S (Æ)	1,049,669	19,348
Dfds A/S	17,246	1,202
GN Store Nord A/S	362,241	7,498
Novo Nordisk A/S Class B	71,901	12,163
Pandora A/S	25,359	1,012
Royal UNIBREW A/S	19,138	1,844
Schouw & Co.	1,290	48
TDC A/S	1,812,667	15,862

		75,305

Finland - 0.1%
Finnair OYJ	241,177	931
Orion OYJ Class B	49,257	1,205
Sampo Class A	26,710	1,171
Technopolis OYJ	7,639	49

		3,356

France - 8.5%
Air France-KLM (Æ)	48,235	391
Air Liquide SA Class A	115,880	15,382
Arkema SA	5,401	541
Assystem	7,435	160
AXA SA	286,000	6,306
BNP Paribas SA	267,274	17,293
Boiron SA	26,449	1,417
Bureau Veritas SA	55,356	1,643
Caisse Regionale de Credit Agricole Mutuel Nord de France	17,460	325
Capital Gemini SA	376,563	20,615
Casino Guichard Perrachon SA (Æ)	173,676	17,860
Cegedim SA Class A (Æ)	15,625	445
Christian Dior SA	8,211	1,454
Cie Generale des Etablissements Michelin Class B	33,400	3,354
Ciments Francais SA	24,016	1,454
Credit Agricole SA (Æ)	776,013	7,410
Danone SA	462,603	36,556
Dassault Systemes SA	115,782	15,215
Derichebourg SA (Æ)	102,588	354
Edenred	129,263	4,142
Essilor International SA	57,909	6,479
GDF Suez	489,686	10,273

Russell International Developed Markets Fund	45

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

GDF Suez (Æ)	55,671	—
Ingenico	86,970	6,504
Lagardere SCA	200,448	6,343
Legrand SA - ADR	236,941	12,278
LVMH Moet Hennessy Louis Vuitton SA - ADR	86,663	15,755
Metropole Television SA	7,721	152
Natixis	806,636	4,115
Pernod-Ricard SA	121,913	14,516
Plastic Omnium SA	21,161	1,444
Publicis Groupe SA - ADR	114,736	9,256
Rallye SA	65,821	2,428
Remy Cointreau SA	4,011	415
Safran SA	153,500	9,014
Sanofi - ADR	647,955	69,107
Schneider Electric SA	491,543	39,111
Societe BIC SA	28,089	3,117
Technip SA	77,944	8,601
Teleperformance - GDR	43,084	2,086
Thales SA	17,892	922
Total SA	597,123	31,855
UBISOFT Entertainment (Æ)	125,165	1,910
Unibail-Rodamco SE (ö)	2,046	496
Valeo SA	21,269	1,687
Vivendi SA - ADR	84,735	1,810

		411,991

Germany - 5.7%
Adidas AG	43,360	4,834
Aurelius AG	62,839	1,881
BASF SE	52,020	4,613
Bayer AG	293,164	34,067
Bayerische Motoren Werke AG	121,076	11,853
Beiersdorf AG (Æ)	154,059	14,248
Bilfinger SE	4,196	398
Brenntag AG	41,538	6,825
Commerzbank AG (Æ)	483,219	4,132
Daimler AG	251,200	17,451
Deutsche Bank AG	107,700	4,858
Deutsche Beteiligungs AG	14,404	348
Deutsche Boerse AG	383,498	27,132
E.ON SE	415,950	7,058
Freenet AG	87,856	2,103
Fresenius SE & Co. KGaA	90,333	11,402
Gerresheimer AG - GDR	32,877	1,919
Hannover Rueckversicherung SE	59,914	4,456
Henkel AG & Co. KGaA	44,396	3,688
Hugo Boss AG	37,202	4,315
Koenig & Bauer AG	28,151	568
Leoni AG	32,841	1,638
Linde AG	101,862	19,622
Merck KGaA	106,412	17,597
Muenchener Rueckversicherungs AG	13,681	2,716
Nordex SE (Æ)	39,500	331
Osram Licht AG (Æ)	27,154	1,058
SAP AG - ADR (Ñ)	218,822	16,069
Siemens AG	271,542	29,734

	Principal Amount ($) or Shares	Fair Value $
Software AG	14,833	451
Suedzucker AG (Ñ)	61,058	1,993
TUI AG (Æ)	137,271	1,735
Volkswagen AG	70,064	15,953

		277,046

Hong Kong - 1.4%
AIA Group, Ltd.	7,604,172	36,033
Champion REIT (Æ)(ö)	1,069,000	470
China Mobile, Ltd.	1,012,500	10,770
China Unicom Hong Kong, Ltd.	3,474,000	5,098
CLP Holdings, Ltd.	157,500	1,306
CSI Properties, Ltd.	4,100,000	169
Far East Consortium International, Ltd.	5,114,000	1,721
Hang Lung Group, Ltd.	462	2
HKR International, Ltd.	796,000	396
Hong Kong & China Gas Co., Ltd.	968	3
Hong Kong Exchanges and Clearing, Ltd.	47,254	734
Hopewell Holdings, Ltd.	25,500	81
Link REIT (The) (ö)	241,000	1,179
Power Assets Holdings, Ltd.	293,000	2,631
Regal Real Estate Investment Trust (ö)	3,635,000	1,083
Swire Pacific, Ltd. Class A	66,321	782
Techtronic Industries Co.	1,728,761	4,231
Television Broadcasts, Ltd.	118,334	803
Wheelock & Co., Ltd.	68	—

		67,492

India - 0.4%
Housing Development Finance Corp.	278,236	3,663
ICICI Bank, Ltd.	245,374	3,669
Reliance Industries, Ltd.	308,976	4,431
Tata Motors, Ltd. - ADR (Ñ)	259,450	6,237

		18,000

Indonesia - 0.3%
Bank Rakyat Indonesia	6,041,500	4,850
Perusahaan Gas Negara Persero Tbk PT	9,318,033	5,349
Telekomunikasi Indonesia Persero Tbk PT	2,181,000	2,525

		12,724

Ireland - 0.9%
Covidien PLC	63,728	3,928
CRH PLC	615,700	12,935
DCC PLC	216,140	8,763
Eaton Corp. PLC	93,389	6,439
Jazz Pharmaceuticals PLC (Æ)	41,336	3,121
Ryanair Holdings PLC - ADR (Æ)	148,659	7,659
Smurfit Kappa Group PLC	90,919	1,838
Total Produce PLC	815,320	755

		45,438

Israel - 0.6%
Check Point Software Technologies, Ltd. (Æ)(Ñ)	218,046	12,278
Elbit Systems, Ltd.	9,097	402

46	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Israel Discount Bank, Ltd. Class A (Æ)	1,099,073	1,876
Teva Pharmaceutical Industries, Ltd. - ADR	348,800	13,847

		28,403

Italy - 1.6%
A2A SpA	1,148,129	997
ACEA SpA	13,033	120
ASTM SpA (Æ)	136,706	1,557
Banco Popolare SC (Æ)	911,500	1,160
Danieli & C Officine Meccaniche SpA	92,283	1,797
Enel SpA	1,961,200	6,533
ENI SpA - ADR	1,018,884	22,514
Fondiaria-Sai SpA (Æ)	606,167	1,097
Gtech Spa	19,348	536
Immobiliare Grande Distribuzione (ö)	216,035	227
Intesa Sanpaolo SpA	2,750,100	5,217
Iren SpA - ADR	1,507,126	1,688
Italcementi SpA	133,877	499
Luxottica Group SpA	74,847	3,995
Reply SpA	4,739	213
Saipem SpA - ADR	187,414	4,002
Snam Rete Gas SpA	2,324,045	10,970
Telecom Italia SpA	8,969,900	6,068
Terna Rete Elettrica Nazionale SpA	1,253,755	5,588
Vittoria Assicurazioni SpA	81,214	751

		75,529

Japan - 14.1%
Access Co., Ltd. (Æ)	48,300	336
ADEKA Corp.	21,800	220
Ajinomoto Co., Inc.	28,000	391
Alfresa Holdings Corp.	12,000	596
Amada Co., Ltd.	1,871,000	13,472
Anritsu Corp.	245,969	3,095
Aoyama Trading Co., Ltd.	65,900	1,648
Asahi Kasei Corp.	20,000	127
Astellas Pharma, Inc.	380,842	20,421
Autobacs Seven Co., Ltd.	3,000	44
Bank of Yokohama, Ltd. (The)	21,000	115
Belluna Co., Ltd.	49,800	504
Benesse Holdings, Inc.	376,900	13,011
Best Bridal, Inc.	55,200	483
Bridgestone Corp.	147,500	5,243
Brother Industries, Ltd.	36,100	402
Bunka Shutter Co., Ltd.	120,000	684
Calbee, Inc.	71,501	6,886
Canon, Inc.	581,600	17,969
Cawachi, Ltd.	14,500	291
Central Japan Railway Co.	14,000	1,719
Century Tokyo Leasing Corp.	70,300	1,936
Chiba Bank, Ltd. (The)	31,000	215
Chugai Pharmaceutical Co., Ltd.	63,600	1,263
Chugoku Bank, Ltd. (The)	5,000	65
CKD Corp.	69,700	533
CMIC Holdings Co., Ltd. (Ñ)	85,100	1,651
Dai Nippon Printing Co., Ltd.	380,200	3,394
Daicel Chemical Industries, Ltd.	144,000	1,243

	Principal Amount ($) or Shares	Fair Value $
Daiei, Inc. (The) (Æ)	28,450	94
Daihatsu Motor Co., Ltd.	24,000	529
Daiichi Jitsugyo Co., Ltd.	15,000	60
Dai-ichi Life Insurance Co., Ltd. (The)	6,124	8,363
Daikin Industries, Ltd.	86,268	3,595
Daikyo, Inc.	576,000	1,735
Daito Trust Construction Co., Ltd.	3,700	339
Daiwa House Industry Co., Ltd.	3,000	55
Daiwa Office Investment Corp. Class A (ö)	226	829
Denki Kagaku Kogyo KK	262,000	969
Denso Corp.	460,751	20,988
Dentsu, Inc.	68,270	2,182
DIC Corp.	350,000	915
DTS Corp.	84,200	1,182
East Japan Railway Co.	26,300	2,119
Ebara Corp.	189,000	1,040
EPS Corp. (Ñ)	187	220
FANUC Corp.	58,300	8,848
Fields Corp.	3,200	52
Fuji Electric Co., Ltd.	420,000	1,574
Fuji Heavy Industries, Ltd.	410,000	10,142
Fuji Soft, Inc.	81,100	1,529
FUJIFILM Holdings Corp.	153,500	3,375
Fukuda Denshi Co., Ltd.	20,900	847
Fukuoka Financial Group, Inc.	232,000	1,047
Futaba Corp.	136,200	1,600
Fuyo General Lease Co., Ltd.	107,408	3,741
Geo Holdings Corp.	1,695	1,562
Godo Steel, Ltd.	54,000	90
Hachijuni Bank, Ltd. (The)	754,000	4,436
Hakuhodo DY Holdings, Inc.	10,280	709
Hanwa Co., Ltd.	171,000	706
Haseko Corp. (Æ)	1,512,000	1,884
Hazama Ando Corp.	117,300	255
Heiwado Co., Ltd.	11,400	187
Hiroshima Bank, Ltd. (The)	75,000	313
HIS Co., Ltd.	27,500	1,343
Hitachi Capital Corp.	40,300	962
Hitachi Medical Corp.	5,000	60
Honda Motor Co., Ltd.	954,570	35,391
Hoya Corp.	473,900	10,232
Hulic Co., Ltd.	361,616	4,340
Inabata & Co., Ltd.	18,500	152
Inpex Corp.	2,068	9,061
Internet Initiative Japan, Inc.	14,900	514
IT Holdings Corp.	143,200	1,669
Ito En, Ltd. (Æ)	22,200	521
ITOCHU Corp.	1,226,400	14,605
Itochu-Shokuhin Co., Ltd.	4,600	154
Izumi Co., Ltd.	57,000	1,722
J Front Retailing Co., Ltd.	107,000	852
Japan Digital Laboratory Co., Ltd.	57,700	553
Japan Securities Finance Co., Ltd.	233,000	1,652
Japan Tobacco, Inc.	238,982	8,360
JGC Corp.	26,000	919
Joyo Bank, Ltd. (The)	23,000	124
JSR Corp.	35,100	635

Russell International Developed Markets Fund	47

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

JTEKT Corp.	307,347	3,870
Kao Corp.	249,600	8,005
Kato Sangyo Co., Ltd.	18,400	387
KDDI Corp.	416,600	23,019
Keihan Electric Railway Co., Ltd.	21,000	86
Keihanshin Building Co., Ltd.	102,400	567
Keisei Electric Railway Co., Ltd.	87,000	839
Keyence Corp.	1,600	523
Kirin Holdings Co., Ltd.	54,000	800
Kissei Pharmaceutical Co., Ltd.	83,500	1,624
Kitz Corp.	45,600	218
Koito Manufacturing Co., Ltd.	8,000	155
Kura Corp.	5,300	90
Kurita Water Industries, Ltd.	20,600	421
Kyocera Corp.	25,800	2,622
KYORIN Holdings, Inc.	4,000	87
Lawson, Inc.	193,100	15,147
Lion Corp.	65,000	366
M3, Inc.	2,449	6,753
Mabuchi Motor Co., Ltd.	465,500	24,200
Macromill, Inc. (Æ)	15,300	91
Makita Corp.	252,800	13,194
McDonald’s Holdings Co. Japan, Ltd.	5,700	158
Medipal Holdings Corp.	71,500	888
MID Reit, Inc. Class A (ö)	759	1,709
Misawa Homes Co., Ltd.	91,300	1,485
Mitani Corp.	44,500	767
Mitsubishi UFJ Financial Group, Inc.	1,357,900	8,335
Monex Group, Inc.	3,653	1,477
MonotaRO Co., Ltd. (Ñ)	168,269	3,905
MS&AD Insurance Group Holdings	435,400	11,304
NAC Co., Ltd.	4,600	82
Nagoya Railroad Co., Ltd.	68,000	190
Namco Bandai Holdings, Inc.	48,900	792
NEC Fielding, Ltd.	3,900	46
NGK Spark Plug Co., Ltd.	4,000	80
Nichirei Corp.	111,000	535
NIFTY Corp.	37	42
Nihon Unisys, Ltd.	234,200	1,636
Nintendo Co., Ltd.	53,000	6,723
Nippon Building Fund, Inc. (ö)	8	87
Nippon Paint Co., Ltd.	163,000	2,079
Nippon Shokubai Co., Ltd.	5,000	52
Nippon Synthetic Chemical Industry Co., Ltd. (The)	129,000	1,402
Nippon Telegraph & Telephone Corp.	40,700	2,051
Nishio Rent All Co., Ltd.	20,400	429
Nisshin Seifun Group, Inc.	28,500	331
Nittetsu Mining Co., Ltd.	239,000	932
NKSJ Holdings, Inc.	299,600	7,537
Noevir Holdings Co., Ltd.	54,200	885
Nomura Holdings, Inc.	353,963	2,701
NSD Co., Ltd.	113,000	1,246
NTT DOCOMO, Inc.	3,977	6,073
ORIX Corp.	890,800	13,238
Osaka Gas Co., Ltd.	214,000	907
Otsuka Holdings Co., Ltd.	26,600	860

	Principal Amount ($) or Shares	Fair Value $
Ricoh Leasing Co., Ltd.	57,900	1,593
Rinnai Corp.	42,469	3,114
Round One Corp.	269,000	1,602
Ryoden Trading Co., Ltd.	40,000	282
Sakata INX Corp.	20,000	186
San-Ai Oil Co., Ltd.	109,000	419
Sankyo Co., Ltd.	156,000	6,899
Sawai Pharmaceutical Co., Ltd.	34,448	4,180
Secom Co., Ltd.	392,600	21,653
Sekisui Chemical Co., Ltd.	54,000	543
Sekisui House, Ltd.	5,000	65
Seven & I Holdings Co., Ltd.	82,400	3,114
Shimadzu Corp.	40,000	316
Shimamura Co., Ltd.	12,400	1,424
Shin-Etsu Chemical Co., Ltd.	567,925	35,499
Shinko Shoji Co., Ltd.	132,800	1,074
Shionogi & Co., Ltd.	57,400	1,167
Shiseido Co., Ltd.	560,700	8,630
Showa Corp.	91,800	1,238
SKY Perfect JSAT Holdings, Inc.	2,608	1,369
SMC Corp.	34,400	7,297
Sohgo Security Services Co., Ltd.	68,000	1,215
Stanley Electric Co., Ltd.	13,600	264
Sugi Holdings Co., Ltd. - GDR	101,150	3,931
Sumitomo Corp.	1,013,000	13,574
Sumitomo Forestry Co., Ltd.	88,100	934
Sumitomo Mitsui Financial Group, Inc.	517,100	23,687
Sumitomo Mitsui Trust Holdings, Inc.	1,015,000	4,686
Suzuken Co., Ltd.	36,700	1,149
Suzuki Motor Corp.	27,400	658
Sysmex Corp.	49,262	3,185
Taiyo Yuden Co., Ltd.	138,717	1,860
Takashimaya Co., Ltd.	126,000	1,242
Takeda Pharmaceutical Co., Ltd.	39,900	1,783
Takuma Co., Ltd.	221,000	1,693
Tecmo Koei Holdings Co., Ltd.	66,500	669
Temp Holdings Co., Ltd.	73,000	1,871
Tenma Corp.	5,500	71
THK Co., Ltd.	465,700	9,732
Toho Co., Ltd.	11,100	232
Toho Holdings Co., Ltd.	76,500	1,327
Tokai Rika Co., Ltd.	75,900	1,640
Tokai Tokyo Financial Holdings, Inc.	240,119	1,785
Token Corp.	28,330	1,493
Tokio Marine Holdings, Inc.	182,519	5,844
Tokyo Electron, Ltd.	8,200	374
Tokyo Gas Co., Ltd.	178,000	980
Tokyo Ohka Kogyo Co., Ltd.	23,900	515
TonenGeneral Sekiyu KK	5,000	48
Toppan Forms Co., Ltd.	77,100	666
Tosoh Corp.	431,000	1,532
Toyo Ink SC Holdings Co., Ltd.	35,000	177
Toyo Suisan Kaisha, Ltd.	29,000	908
Toyota Motor Corp.	61,900	3,774
Toyota Tsusho Corp.	15,000	399
Ushio, Inc.	36,400	448
USS Co., Ltd.	340	41

48	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Valor Co., Ltd.	45,700	759
Warabeya Nichiyo Co., Ltd.	4,200	65
West Japan Railway Co.	32,500	1,374
Yahoo! Japan Corp.	24,750	13,195
Yamazaki Baking Co., Ltd.	45,000	531
Yellow Hat, Ltd.	11,000	209
Yokogawa Electric Corp.	95,000	1,232
Zeon Corp.	8,000	87

		677,420

Jersey - 1.6%
Beazley PLC	460,141	1,543
Delphi Automotive PLC	325,090	17,464
Glencore Xstrata PLC	3,137,930	13,247
Wolseley PLC - ADR	202,213	9,678
WPP PLC	1,940,163	34,945

		76,877

Kenya - 0.0%
Safaricom, Ltd.	10,000,000	836

Luxembourg - 0.2%
ArcelorMittal	249,575	3,286
Eurofins Scientific	20,142	4,421
GAGFAH SA (Æ)	21,594	250

		7,957

Malaysia - 0.1%
Astro Malaysia Holdings BHD	3,548,348	3,281

Mauritius - 0.0%
Golden Agri-Resources, Ltd.	741,000	306

Mexico - 0.4%
Bolsa Mexicana de Valores SAB de CV	1,610,000	4,318
Fibra Uno Administracion SA de CV (ö)	2,554,436	8,154
Fomento Economico Mexicano SAB de CV - ADR	67,389	6,705

		19,177

Netherlands - 5.9%
Aegon NV (Ñ)	3,901,422	30,078
Akzo Nobel NV (Ñ)	456,827	27,807
Core Laboratories NV	18,797	2,812
Delta Lloyd NV	778,431	16,849
Gemalto NV	33,279	3,480
Heineken NV	239,252	16,806
ING Groep NV (Æ)	3,987,293	40,738
Koninklijke Ahold NV	1,109,460	18,280
Koninklijke Philips NV	493,306	15,790
LyondellBasell Industries NV Class A	127,481	8,759
Nutreco NV (Ñ)	56,780	2,674
Randstad Holding NV (Æ)	337,447	16,280
Reed Elsevier NV (Æ)	760,275	14,565
Sensata Technologies Holding NV (Æ)	171,819	6,457
STMicroelectronics NV Class Y	1,387,951	11,930

	Principal Amount ($) or Shares	Fair Value $
TNT Express NV	1,850,200	14,544
Unilever NV	437,732	17,610
Wolters Kluwer NV	796,270	19,221

		284,680

New Zealand - 0.1%
Air New Zealand, Ltd.	1,441,442	1,669
Chorus, Ltd.	662,861	1,430
PGG Wrightson, Ltd.	2,186,459	576

		3,675

Norway - 2.0%
Austevoll Seafood ASA	80,302	455
Borregaard ASA - ADR	358,462	1,515
DNB ASA	1,070,811	17,835
DNO International ASA (Æ)	775,932	1,679
Gjensidige Forsikring ASA	336,894	5,217
Leroy Seafood Group ASA	3,229	86
Marine Harvest ASA (Ñ)	15,072,062	15,193
Orkla ASA	3,244,510	25,123
Statoil ASA Class N	367,181	7,963
TE Connectivity, Ltd.	698,669	15,473
TGS Nopec Geophysical Co. ASA - ADR	143,727	4,617

		95,156

Philippines - 0.0%
Universal Robina Corp.	898,122	2,570

Portugal - 0.0%
Mota-Engil (Æ)	243,598	888
Sonae	431,523	447

		1,335

Russia - 0.6%
Gazprom OAO - ADR (Æ)	1,780,112	13,796
Rosneft Oil Co. - GDR	1,429,702	10,122
Sberbank of Russia - ADR	262,026	3,021

		26,939

Singapore - 1.4%
Ascendas Real Estate Investment Trust (ö)	194,000	351
Boustead Singapore, Ltd.	914,000	1,007
Bukit Sembawang Estates, Ltd. (Æ)	124,000	603
CapitaMall Trust Class A (ö)	112,000	179
China Minzhong Food Corp., Ltd. (Æ)(Ñ)	602,000	500
Chip Eng Seng Corp., Ltd.	321,000	174
ComfortDelGro Corp., Ltd.	813,000	1,279
DBS Group Holdings, Ltd.	720,000	9,461
Global Logistic Properties, Ltd.	3,842,464	8,587
Ho Bee Investment, Ltd.	158,000	272
Jardine Cycle & Carriage, Ltd.	561,000	17,799
Keppel Corp., Ltd. - ADR	219,000	1,784
Keppel REIT (ö)	800	1
Oversea-Chinese Banking Corp., Ltd.	544,000	4,520
SATS, Ltd.	102,000	267
Sembcorp Industries, Ltd.	47,000	188

Russell International Developed Markets Fund	49

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Singapore Exchange, Ltd.	80,000	480
Singapore Land, Ltd.	225,000	1,618
Singapore Technologies Engineering, Ltd.	81,000	273
Singapore Telecommunications, Ltd.	1,100,810	3,404
StarHub, Ltd.	160,000	554
United Overseas Bank, Ltd.	883,857	14,925
UOL Group, Ltd.	22,000	121
Wing Tai Holdings, Ltd.	496,000	831

		69,178

South Africa - 0.5%
Aspen Pharmacare Holdings, Ltd. (Æ)	187,919	4,169
Bidvest Group, Ltd. (Æ)	248,726	6,152
Discovery Holdings, Ltd.	885,642	8,012
Gold Fields, Ltd. - ADR	1,005,615	5,963
Impala Platinum Holdings, Ltd.	174,118	1,712

		26,008

South Korea - 0.8%
Hana Financial Group, Inc.	153,535	4,920
KT Corp. - ADR	855,000	13,697
Samsung Electronics Co., Ltd.	10,426	11,879
Shinhan Financial Group Co., Ltd.	296,730	10,830

		41,326

Spain - 1.7%
Amadeus IT Holding SA Class A	403,177	13,849
Banco Popular Espanol SA (Æ)	1,233,911	5,425
Banco Santander SA - ADR	2,619,838	19,148
Banco Santander SA - ADR (Ñ)	2,196,611	487
Enagas SA	59,132	1,460
Endesa SA - ADR (Æ)	102,773	2,387
Gas Natural SDG SA	188,918	3,845
Inditex SA	82,220	10,960
Indra Sistemas SA (Ñ)	1,710,924	23,216
Tecnicas Reunidas SA (Æ)	26,678	1,216
Vidrala SA	963	36
Viscofan SA	40,708	2,097

		84,126

Sweden - 1.2%
Assa Abloy AB Class B	27,221	1,205
Atlas Copco AB Class A	424,784	11,085
Axfood AB	14,690	684
Bilia AB Class A	51,330	915
Duni AB	4,863	46
Eniro AB (Æ)(Ñ)	181,206	546
Haldex AB	45,535	398
Hennes & Mauritz AB Class B	200,309	7,462
JM AB (Æ)	20,690	551
L E Lundbergforetagen AB	36,818	1,559
Meda AB Class A	58,417	683
Nolato AB Class B	90,202	1,626
SAS AB (Æ)	682,596	1,361
SKF AB Class B	112,831	3,130
Svenska Cellulosa AB Class B	268,293	7,100

	Principal Amount ($) or Shares	Fair Value $
Swedish Match AB	143,610	5,365
Telefonaktiebolaget LM Ericsson Class B	1,051,966	12,435
TeliaSonera AB	87,129	631

		56,782

Switzerland - 8.7%
ABB, Ltd. (Æ)	706,796	15,611
ABB, Ltd. - ADR (Æ)	189,400	4,174
ACE, Ltd.	78,775	7,198
APG SGA SA	2,824	687
Aryzta AG (Æ)	35,444	2,193
Autoneum Holding AG	1,750	162
Cie Financiere Richemont SA	153,466	15,024
Credit Suisse Group AG (Æ)	969,653	28,489
GAM Holding AG (Æ)	246,082	3,935
Geberit AG (Æ)	33,597	9,007
Georg Fischer AG (Æ)	3,730	1,954
Givaudan SA (Æ)	2,024	2,819
Helvetia Holding AG	15,045	6,722
Implenia AG (Æ)	32,180	1,756
Julius Baer Group, Ltd. (Æ)	250,183	11,365
Kardex AG (Æ)	17,305	691
Kuehne & Nagel International AG	35,986	4,355
Lonza Group AG (Æ)	125,456	9,652
Nestle SA	790,843	53,580
Novartis AG	941,537	67,758
Partners Group Holding AG	66,377	17,551
Roche Holding AG	272,697	67,183
SGS SA	679	1,537
Siegfried Holding AG (Æ)	11,116	1,640
Sonova Holding AG (Æ)	49,073	5,419
Sulzer AG	14,561	2,179
Swiss Re AG (Æ)	84,691	6,745
Syngenta AG	29,902	11,868
TE Connectivity, Ltd.	234,950	11,992
Temenos Group AG	260,461	6,839
UBS AG (Æ)	1,421,297	27,997
Vaudoise Assurances Holding SA Class B	3,494	1,338
Zurich Insurance Group AG (Æ)	38,573	10,383

		419,803

Taiwan - 0.9%
Hon Hai Precision Industry Co., Ltd.	6,610,978	17,152
Hon Hai Precision Industry Co., Ltd. - GDR	263,593	1,365
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	872,722	14,819
Teco Electric and Machinery Co., Ltd.	8,368,200	9,126

		42,462

Turkey - 0.1%
Turkiye Halk Bankasi AS	381,901	2,870

United Kingdom - 18.3%
Advanced Computer Software Group PLC (Æ)	362,344	447
AMEC PLC - GDR	85,858	1,407

50	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Amlin PLC	116,000	710
Anglo American PLC	341,773	7,321
Antofagasta PLC	94,345	1,266
ARM Holdings PLC	1,081,126	14,391
Ashtead Group PLC	404,414	4,343
Associated British Foods PLC	433,959	12,834
AstraZeneca PLC - ADR (Æ)	179,094	9,086
Aviva PLC	1,203,127	6,799
Babcock International Group PLC	519,106	9,279
BAE Systems PLC	4,678,093	31,733
Balfour Beatty PLC	2,207,400	8,291
Bank of Georgia Holdings PLC	6,770	183
Barclays PLC	7,752,077	33,952
Barratt Developments PLC (Æ)	1,415,465	7,020
Berendsen PLC	166,044	2,064
Berkeley Group Holdings PLC	228,501	7,852
BG Group PLC	1,023,186	18,468
BHP Billiton PLC	31,717	907
BP PLC	7,850,984	54,288
BP PLC - ADR	41,200	1,707
British American Tobacco PLC	73,658	3,929
British Land Co. PLC (ö)	61,280	557
British Sky Broadcasting Group PLC	233,115	2,936
BT Group PLC	1,575,549	8,166
Carillion PLC	1,329,665	6,030
Centrica PLC	1,203,913	7,161
Compass Group PLC	2,075,382	28,351
Crest Nicholson Holdings PLC (Æ)	114,753	587
Croda International PLC	158,847	6,063
Dairy Crest Group PLC	1,275,920	9,899
Dart Group PLC	187,040	696
Diageo PLC	785,932	24,558
DS Smith PLC Class F (Æ)	3,800,047	14,995
easyJet PLC	81,762	1,756
EnQuest PLC (Æ)	959,263	1,807
Experian PLC	819,180	15,365
GlaxoSmithKline PLC - ADR	654,362	16,763
Guinness Peat Group PLC (Æ)	3,432,873	1,494
Halma PLC	828,703	7,009
Hays PLC	2,148,344	3,369
Home Retail Group PLC (Ñ)	4,468,502	10,224
HSBC Holdings PLC	5,048,948	57,293
Imperial Tobacco Group PLC	958,183	32,155
InterContinental Hotels Group PLC - ADR	289,360	8,394
Intermediate Capital Group PLC	210,900	1,560
Interserve PLC	231,712	1,796
Intertek Group PLC	20,531	945
J Sainsbury PLC	314,540	1,883
JD Wetherspoon PLC	101,900	1,102
John Wood Group PLC	446,683	6,126
Johnson Matthey PLC	202,676	8,741
Keller Group PLC	113,320	1,912
Land Securities Group PLC (ö)	40,123	579
Lloyds Banking Group PLC (Æ)	5,433,800	5,660
Meggitt PLC	942,186	7,847
Micro Focus International PLC	73,400	889
Mitchells & Butlers PLC (Æ)	144,497	915

	Principal Amount ($) or Shares	Fair Value $
Mondi PLC	117,155	1,745
National Grid PLC	1,366,265	16,347
Next PLC	49,968	3,793
Novae Group PLC	63,597	469
Pace PLC	427,489	2,028
Pendragon PLC	695,330	291
Persimmon PLC Class A (Æ)	72,154	1,357
QinetiQ Group PLC	663,400	1,866
Reckitt Benckiser Group PLC	325,004	23,134
Rexam PLC	235,222	1,760
Rio Tinto PLC (Æ)	243,169	10,931
Rolls-Royce Holdings PLC (Æ)	494,463	8,838
Royal Bank of Scotland Group PLC (Æ)	1,386,605	6,699
Royal Dutch Shell PLC Class A	1,250,840	42,591
Royal Dutch Shell PLC Class B	214,111	7,555
Royal Dutch Shell PLC - ADR (Ñ)	208,200	14,755
Sage Group PLC (The)	1,383,040	7,374
Shire PLC - ADR (Æ)	158,681	5,798
Smith & Nephew PLC	1,293,582	15,438
Smiths Group PLC	533,339	11,237
Soco International PLC (Æ)	130,421	730
Spirit Pub Co. PLC	66,621	79
St. James’s Place PLC	1,612,044	15,155
Standard Chartered PLC	756,233	17,538
Standard Life PLC	390,440	2,253
SVG Capital PLC (Æ)	316,155	1,891
Telecity Group PLC	543,177	7,346
Tesco PLC	2,671,500	14,927
Travis Perkins PLC	861,935	22,317
Tullow Oil PLC	709,520	11,204
Tyman PLC	297,015	1,053
Unilever PLC	60,208	2,445
Vodafone Group PLC - ADR (Æ)	11,640,573	34,974
Weir Group PLC (The)	342,990	11,213
WH Smith PLC	164,105	1,943
William Hill PLC	801,687	5,933
Xchanging PLC	177,872	365

		879,232

United States - 0.6%
Newmont Mining Corp.	355,300	10,659
Philip Morris International, Inc.	108,300	9,658
Talk America Holdings, Inc. (Æ)	413,537	1,554
Yum! Brands, Inc.	71,884	5,242

		27,113

Virgin Islands, British - 0.0%
Michael Kors Holdings, Ltd. (Æ)	32,664	2,200

Total Common Stocks (cost $3,880,494)		4,294,872

Preferred Stocks - 0.3%
Brazil - 0.1%
Usinas Siderurgicas de Minas Gerais SA (Æ)	1,378,500	5,263

Russell International Developed Markets Fund	51

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Fair Value $

Germany - 0.2%
Biotest AG	16,044		1,167
Draegerwerk AG & Co. KGaA	12,560		1,687
Henkel AG & Co. KGaA	49,615		4,861
Jungheinrich AG	11,302		537

			8,252

Italy - 0.0%
Unipol Gruppo Finanziario SpA	163,239		551

Total Preferred Stocks (cost $17,945)			14,066

Warrants & Rights - 0.0%
Italy - 0.0%
ASTM SpA (Æ) 2013 Rights	136,706		—

Total Warrants & Rights (cost $—)			—

Short-Term Investments - 8.8%
United States - 8.8%
Russell U.S. Cash Management Fund	422,027,626	(¥)	422,028

Total Short-Term Investments (cost $422,028)			422,028

Other Securities - 2.3%
Russell U.S. Cash Collateral Fund (×)	112,489,354	(¥)	112,489

Total Other Securities (cost $112,489)			112,489

Total Investments - 100.6% (identified cost $4,432,956)			4,843,455

Other Assets and Liabilities, Net - (0.6%)			(27,905)

Net Assets - 100.0%			4,815,550

See accompanying notes which are an integral part of this quarterly report.

52	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share and cost per unit amounts)

Restricted Securities

% of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Fair Value (000) $

0.0%
Chaoda Modern Agriculture Holdings, Ltd.	10/18/10	12,120,000	0.55	6,664	703

					703

For a description of restricted securities see note 7 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell International Developed Markets Fund	53

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Amsterdam Index Futures (Netherlands)	88	EUR	6,483	08/13	110
CAC 40 Index Futures (France)	1,203	EUR	48,006	08/13	1,953
DAX Index Futures (Germany)	290	EUR	59,809	09/13	1,258
EURO STOXX 50 Index Futures(EMU)	2,396	EUR	66,034	09/13	2,786
FTSE 100 Index Futures (United Kingdom)	1,101	GBP	72,264	09/13	4,459
FTSE MIB Index Futures (Italy)	4	EUR	330	09/13	2
Hang Seng Index Futures (Hong Kong)	257	HKD	280,952	08/13	43
IBEX 35 Index Futures (Spain)	60	EUR	5,042	08/13	496
MSCI Singapore IX ETS Futures (Singapore)	31	SGD	2,266	08/13	(4)
NIKKEI 225 Index Futures (Japan)	1,960	JPY	13,377,000	09/13	3,030
S&P TSE 60 Index Futures (Canada)	603	CAD	86,000	09/13	2,158
SPI 200 Index Futures (Australia)	245	AUD	30,686	09/13	1,373
TOPIX Index Futures (Japan)	887	JPY	9,983,185	09/13	(999)

Short Positions
MSCI Emerging Markets Mini Index Futures	4,051	USD	190,154	09/13	(1,214)
OMX 30 Index Futures (Sweden)	851	SEK	105,035	08/13	(230)
S&P TSE 60 Index Futures (Canada)	122	CAD	17,399	09/13	(332)
SPI 200 Index Futures (Australia)	228	AUD	28,557	09/13	(1,104)
Swiss Market Index Futures (Switzerland)	138	CHF	10,801	09/13	137

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					13,922

See accompanying notes which are an integral part of this quarterly report.

54	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Bank of America	USD	11,695	JPY	1,184,222	09/18/13	403
Bank of America	USD	54	SGD	69	09/18/13	—
Bank of America	AUD	15,309	USD	14,612	09/18/13	895
Bank of America	NZD	2,082	USD	1,673	09/18/13	16
Brown Brothers Harriman	USD	96	JPY	9,416	08/01/13	—
Brown Brothers Harriman	JPY	9,384	USD	96	08/01/13	—
Citigroup	USD	3,071	AUD	3,170	09/18/13	(231)
Citigroup	USD	4,219	JPY	418,954	09/18/13	62
Citigroup	USD	43,894	NOK	257,976	09/18/13	(192)
Citigroup	GBP	1,619	USD	2,416	09/18/13	(46)
Commonwealth Bank of Australia	USD	5,250	AUD	5,568	09/18/13	(260)
Commonwealth Bank of Australia	USD	7,417	AUD	7,780	09/18/13	(446)
Commonwealth Bank of Australia	USD	7,169	CAD	7,317	09/18/13	(53)
Commonwealth Bank of Australia	USD	30,170	EUR	22,647	09/18/13	(37)
Commonwealth Bank of Australia	USD	12,679	GBP	8,093	09/18/13	(371)
Commonwealth Bank of Australia	USD	11,365	JPY	1,086,784	09/18/13	(263)
Commonwealth Bank of Australia	USD	3,585	NZD	4,517	09/18/13	10
Commonwealth Bank of Australia	USD	1,603	SGD	2,022	09/18/13	(11)
Credit Suisse	USD	6,467	SEK	42,796	09/18/13	92
Credit Suisse	AUD	9,675	USD	9,059	09/18/13	390
Credit Suisse	CHF	11,035	USD	11,582	09/18/13	(346)
Credit Suisse	DKK	691	USD	121	09/18/13	(3)
Credit Suisse	SGD	45	USD	36	09/18/13	—
Deutsche Bank	USD	43,674	CAD	46,000	09/18/13	1,060
Deutsche Bank	USD	3,937	CHF	3,735	09/18/13	100
Deutsche Bank	USD	6,691	EUR	5,000	09/18/13	(38)
Deutsche Bank	USD	3,211	SEK	21,061	09/18/13	17
Deutsche Bank	EUR	2,757	USD	3,604	09/18/13	(64)
Deutsche Bank	GBP	823	USD	1,259	09/18/13	7
Deutsche Bank	GBP	12,400	USD	18,880	09/18/13	22
Deutsche Bank	ILS	315	USD	85	09/18/13	(3)
Deutsche Bank	NOK	20,660	USD	3,543	09/18/13	43
Deutsche Bank	SGD	51	USD	41	09/18/13	1
JPMorgan Chase	USD	549	AUD	600	09/18/13	(11)
JPMorgan Chase	USD	5,257	AUD	5,568	09/18/13	(268)
JPMorgan Chase	USD	5,408	AUD	6,000	09/18/13	(32)
JPMorgan Chase	USD	1,926	CAD	2,000	09/18/13	19
JPMorgan Chase	USD	6,647	CAD	7,000	09/18/13	160
JPMorgan Chase	USD	7,169	CAD	7,317	09/18/13	(54)
JPMorgan Chase	USD	3,929	EUR	3,000	09/18/13	63
JPMorgan Chase	USD	23,250	EUR	17,864	09/18/13	520
JPMorgan Chase	USD	30,218	EUR	22,647	09/18/13	(85)
JPMorgan Chase	USD	32,539	EUR	25,000	09/18/13	725
JPMorgan Chase	USD	4,555	GBP	3,000	09/18/13	8
JPMorgan Chase	USD	12,688	GBP	8,093	09/18/13	(380)
JPMorgan Chase	USD	13,745	GBP	9,000	09/18/13	(58)
JPMorgan Chase	USD	3,225	HKD	25,000	09/18/13	(1)
JPMorgan Chase	USD	11,364	JPY	1,086,784	09/18/13	(261)
Morgan Stanley	USD	2	AUD	—	08/01/13	(2)
Morgan Stanley	USD	1,053	CAD	1,085	08/01/13	4
Morgan Stanley	USD	254	EUR	214	08/01/13	31
Morgan Stanley	USD	50	HKD	388	08/01/13	—
Morgan Stanley	USD	694	JPY	68,600	08/01/13	6

See accompanying notes which are an integral part of this quarterly report.

Russell International Developed Markets Fund	55

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Morgan Stanley	USD	1,661	JPY	159,000	08/01/13	(37)
Morgan Stanley	AUD	18	USD	—	08/01/13	(16)
Morgan Stanley	GBP	296	USD	411	08/01/13	(39)
Royal Bank of Canada	USD	5,259	AUD	5,568	09/18/13	(270)
Royal Bank of Canada	USD	7,170	CAD	7,317	09/18/13	(55)
Royal Bank of Canada	USD	19,261	CHF	17,945	09/18/13	137
Royal Bank of Canada	USD	7,279	EUR	5,483	09/18/13	17
Royal Bank of Canada	USD	30,218	EUR	22,647	09/18/13	(84)
Royal Bank of Canada	USD	12,689	GBP	8,093	09/18/13	(381)
Royal Bank of Canada	USD	5,093	HKD	39,529	09/18/13	5
Royal Bank of Canada	USD	5,473	ILS	20,246	09/18/13	201
Royal Bank of Canada	USD	11,363	JPY	1,086,784	09/18/13	(261)
Royal Bank of Canada	CAD	3,915	USD	3,815	09/18/13	7
Royal Bank of Canada	CAD	16,206	USD	15,662	09/18/13	(99)
Royal Bank of Canada	GBP	6,647	USD	10,348	09/18/13	240
Royal Bank of Canada	SEK	7,879	USD	1,195	09/18/13	(12)
Royal Bank of Scotland	USD	1,439	CAD	1,496	09/18/13	16
Royal Bank of Scotland	USD	9,401	CHF	9,007	09/18/13	335
Royal Bank of Scotland	USD	8,126	EUR	6,264	09/18/13	208
Royal Bank of Scotland	USD	53	ILS	195	09/18/13	2
Royal Bank of Scotland	GBP	1,501	USD	2,274	09/18/13	(9)
Royal Bank of Scotland	NOK	60,368	USD	10,217	09/18/13	(10)
Standard Chartered	USD	5,259	AUD	5,568	09/18/13	(270)
Standard Chartered	USD	7,170	CAD	7,317	09/18/13	(54)
Standard Chartered	USD	30,218	EUR	22,647	09/18/13	(84)
Standard Chartered	USD	12,689	GBP	8,093	09/18/13	(381)
Standard Chartered	USD	5,093	HKD	39,529	09/18/13	5
Standard Chartered	USD	11,363	JPY	1,086,784	09/18/13	(261)
State Street	USD	953	AUD	1,000	09/18/13	(57)
State Street	USD	1,901	AUD	2,000	09/18/13	(109)
State Street	USD	1,961	CAD	2,000	09/18/13	(16)
State Street	USD	1,962	CAD	2,000	09/18/13	(17)
State Street	USD	19	DKK	107	09/18/13	—
State Street	USD	4,673	EUR	3,500	09/18/13	(16)
State Street	USD	6,693	EUR	5,000	09/18/13	(41)
State Street	USD	3,145	GBP	2,000	09/18/13	(104)
State Street	USD	4,709	GBP	3,000	09/18/13	(147)
State Street	USD	848	HKD	6,577	08/01/13	—
State Street	USD	629	HKD	4,880	08/02/13	—
State Street	USD	42	HKD	329	09/18/13	—
State Street	USD	44	HKD	340	09/18/13	—
State Street	USD	645	HKD	5,000	09/18/13	—
State Street	USD	902	HKD	7,000	09/18/13	—
State Street	USD	2,437	HKD	18,911	09/18/13	2
State Street	USD	12,008	JPY	1,203,847	09/18/13	290
State Street	USD	29	NZD	36	09/18/13	—
State Street	AUD	600	USD	554	09/18/13	16
State Street	AUD	1,500	USD	1,382	09/18/13	38
State Street	AUD	1,711	USD	1,634	09/18/13	101
State Street	CAD	700	USD	667	09/18/13	(14)
State Street	CAD	1,668	USD	1,602	09/18/13	(20)
State Street	CAD	2,000	USD	1,899	09/18/13	(46)
State Street	CHF	1,867	USD	1,915	09/18/13	(103)

See accompanying notes which are an integral part of this quarterly report.

56	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

State Street	DKK	15,856	USD	2,829	08/05/13	—
State Street	DKK	73	USD	13	09/18/13	—
State Street	DKK	290	USD	51	09/18/13	(1)
State Street	DKK	1,280	USD	221	09/18/13	(8)
State Street	EUR	800	USD	1,063	09/18/13	(1)
State Street	EUR	1,900	USD	2,478	09/18/13	(50)
State Street	EUR	3,197	USD	4,113	09/18/13	(141)
State Street	EUR	5,500	USD	7,207	09/18/13	(111)
State Street	GBP	61	USD	92	08/01/13	—
State Street	GBP	800	USD	1,221	09/18/13	4
State Street	GBP	2,200	USD	3,394	09/18/13	48
State Street	GBP	2,254	USD	3,387	09/18/13	(41)
State Street	HKD	1,206	USD	155	09/18/13	—
State Street	HKD	2,000	USD	258	09/18/13	—
State Street	HKD	3,477	USD	448	09/18/13	—
State Street	HKD	5,000	USD	645	09/18/13	—
State Street	ILS	2,713	USD	730	09/18/13	(31)
State Street	JPY	62,429	USD	637	08/01/13	—
State Street	JPY	222,947	USD	2,179	09/18/13	(98)
State Street	NOK	493	USD	84	09/18/13	—
State Street	SEK	1,695	USD	253	09/18/13	(7)
State Street	SGD	41	USD	32	08/01/13	—
State Street	SGD	164	USD	129	08/02/13	—
State Street	SGD	243	USD	191	08/05/13	—
State Street	SGD	564	USD	444	09/18/13	—
UBS	NZD	2,471	USD	1,984	09/18/13	17

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(675)

See accompanying notes which are an integral part of this quarterly report.

Russell International Developed Markets Fund	57

Russell Investment Company

Russell International Developed Markets Fund

Presentation of Portfolio Holdings — July 31, 2013 (Unaudited)

Amounts in thousands

	Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Australia	$99,356	$—	$—	$99,356
Austria	14,674	—	—	14,674
Belgium	33,970	—	—	33,970
Bermuda	62,482	—	—	62,482
Brazil	26,418	—	—	26,418
Canada	152,426	—	—	152,426
Cayman Islands	19,479	—	703	20,182
Chile	3,867	—	—	3,867
China	12,511	—	—	12,511
Czech Republic	2,393	—	—	2,393
Denmark	75,305	—	—	75,305
Finland	3,356	—	—	3,356
France	411,991	—	—	411,991
Germany	277,046	—	—	277,046
Hong Kong	67,492	—	—	67,492
India	18,000	—	—	18,000
Indonesia	12,724	—	—	12,724
Ireland	45,438	—	—	45,438
Israel	28,403	—	—	28,403
Italy	75,529	—	—	75,529
Japan	677,420	—	—	677,420
Jersey	76,877	—	—	76,877
Kenya	836	—	—	836
Luxembourg	7,957	—	—	7,957
Malaysia	3,281	—	—	3,281
Mauritius	306	—	—	306
Mexico	19,177	—	—	19,177
Netherlands	284,680	—	—	284,680
New Zealand	3,675	—	—	3,675
Norway	95,156	—	—	95,156
Philippines	2,570	—	—	2,570
Portugal	1,335	—	—	1,335
Russia	26,939	—	—	26,939
Singapore	69,178	—	—	69,178
South Africa	26,008	—	—	26,008
South Korea	41,326	—	—	41,326
Spain	83,639	487	—	84,126
Sweden	56,782	—	—	56,782
Switzerland	419,803	—	—	419,803
Taiwan	42,462	—	—	42,462
Turkey	2,870	—	—	2,870
United Kingdom	879,232	—	—	879,232
United States	27,113	—	—	27,113
Virgin Islands, British	2,200	—	—	2,200
Preferred Stocks	14,066	—	—	14,066
Warrants & Rights	—	—	—	—
Short-Term Investments	—	422,028	—	422,028
Other Securities	—	112,489	—	112,489

Total Investments	4,307,748	535,004	703	4,843,455

Other Financial Instruments
Futures Contracts	13,922	—	—	13,922
Foreign Currency Exchange Contracts	(54)	(621)	—	(675)

Total Other Financial Instruments*	$13,868	$(621)	$—	$13,247

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

See accompanying notes which are an integral part of this quarterly report.

58	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Presentation of Portfolio Holdings, continued — July 31, 2013 (Unaudited)

For a description of the levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2013, see note 2 in the Notes to Quarterly Report.

Investments in which significant unobservable inputs (Level 3) used in determining a value for the period ended July 31, 2013 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

Russell International Developed Markets Fund	59

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Common Stocks - 94.2%
Australia - 0.3%
Australia & New Zealand Banking Group, Ltd. - ADR	30,334	811
BHP Billiton, Ltd. - ADR	39,442	1,228
Commonwealth Bank of Australia - ADR	18,766	1,252
CSL, Ltd.	5,953	354
National Australia Bank, Ltd. - ADR	25,088	704
Newcrest Mining, Ltd.	229,600	2,524
Telstra Corp., Ltd.	53,597	240
Wesfarmers, Ltd.	12,640	461
Westfield Group(ö)	19,987	202
Westpac Banking Corp.	34,361	954
Woodside Petroleum, Ltd.	7,808	264
Woolworths, Ltd.	15,455	463

		9,457

Belgium - 0.3%
Anheuser-Busch InBev NV	5,710	550
Delhaize Group SA	68,021	4,466
Solvay SA	40,096	5,430

		10,446

Bermuda - 0.0%
China Hongxing Sports, Ltd. (Æ)	6,320,000	36

Brazil - 0.2%
Anhanguera Educacional Participacoes SA	1,200,800	7,279

Canada - 1.8%
Bank of Montreal	7,423	462
Bank of Nova Scotia	14,659	828
Barrick Gold Corp.	271,500	4,607
BCE, Inc.	4,438	184
Canadian Imperial Bank of Commerce(Þ)	3,393	257
Canadian National Railway Co. (Æ)(Þ)	268,160	26,779
Canadian National Railway Co.	4,536	453
Catamaran Corp. (Æ)	175,500	9,266
Eastern Platinum, Ltd. (Æ)	1,849,500	144
Enbridge, Inc.	7,697	342
Gabriel Resources, Ltd. (Æ)	529,000	834
Kinross Gold Corp.	130,000	680
Methanex Corp.	145,000	6,925
Niko Resources, Ltd. (Æ)	43,900	309
NovaCopper, Inc. (Æ)	38,399	74
Novagold Resources, Inc. (Æ)	230,400	671
Rogers Communications, Inc. Class B	4,280	171
Royal Bank of Canada - GDR	16,794	1,049
Suncor Energy, Inc.	8,552	270
Toronto Dominion Bank	11,447	965
TransCanada Corp.	8,844	404

		55,674

Cayman Islands - 0.5%
Melco Crown Entertainment, Ltd. - ADR (Æ)	309,800	7,708
MGM China Holdings, Ltd.	2,885,200	8,314

		16,022

	Principal Amount ($) or Shares	Fair Value $
China - 0.3%
China Petroleum & Chemical Corp. Class H	4,695,600	3,493
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	3,785,000	6,618

		10,111

Denmark - 0.0%
Novo Nordisk A/S Class B	5,282	893

Finland - 0.4%
Caverion Corp. (Æ)	291,645	1,622
Kone OYJ Class B	72,023	5,356
Sampo Class A	5,079	223
YIT OYJ	291,645	3,961

		11,162

France - 7.7%
Air Liquide SA Class A	3,917	520
BNP Paribas SA	575,459	37,233
Carrefour SA	266,499	8,179
Christian Dior SA	36,568	6,475
Danone SA	524,716	41,464
Essilor International SA	2,571	288
Etablissements Maurel et Prom	400,524	6,541
Imerys SA	102,489	6,770
IPSOS	73,700	2,621
Legrand SA - ADR	520,580	26,975
L’Oreal SA	2,846	477
LVMH Moet Hennessy Louis Vuitton SA - ADR	162,785	29,593
Pernod-Ricard SA	2,776	331
PPR SA	66,400	15,202
Publicis Groupe SA - ADR	94,945	7,659
Renault SA	134,287	10,571
Rexel SA Class H	389,587	9,451
Sanofi - ADR	166,757	17,785
Schneider Electric SA	5,427	432
Total SA	179,077	9,553
Vivendi SA - ADR	11,649	249

		238,369

Germany - 5.0%
Adidas AG	2,573	287
Allianz SE	196,432	30,627
BASF SE	74,547	6,611
Bayer AG	10,127	1,177
Brenntag AG	30,385	4,992
Daimler AG	285,200	19,813
Deutsche Telekom AG	581,814	7,081
Freenet AG	255,100	6,107
Fresenius SE & Co. KGaA	1,603	202
Hannover Rueckversicherung SE	85,979	6,394
Linde AG	180,169	34,707
Muenchener Rueckversicherungs AG	36,679	7,280
Osram Licht AG (Æ)	964	38
SAP AG - ADR	112,172	8,251
Siemens AG	9,642	1,056

60	Russell Global Equity Fund

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Symrise AG	158,720	6,852
Volkswagen AG	24,338	5,541
Wincor Nixdorf AG	114,363	7,281

		154,297

Hong Kong - 0.4%
AIA Group, Ltd.	57,400	272
Cathay Pacific Airways, Ltd.	3,199,700	5,925
CLP Holdings, Ltd.	21,500	178
Guangdong Investment, Ltd.	5,137,400	4,160

		10,535

India - 0.3%
Infosys, Ltd. - ADR	152,500	7,576

Ireland - 1.3%
Accenture PLC Class A	468,106	34,551
Covidien PLC	5,815	359
CRH PLC	276,188	5,805
Mallinckrodt PLC	726	33

		40,748

Israel - 0.2%
Teva Pharmaceutical Industries, Ltd. - ADR	163,600	6,495
Teva Pharmaceutical Industries, Ltd.	9,037	358

		6,853

Italy - 1.5%
Assicurazioni Generali SpA	327,413	6,451
Enel SpA	1,860,193	6,197
ENI SpA - ADR	29,606	654
Fiat Industrial SpA Class A (Ñ)	1,636,500	20,149
Gtech Spa	247,216	6,854
Trevi Finanziaria Industriale SpA	766,346	6,392

		46,697

Japan - 4.1%
Aeon Mall Co., Ltd.	198,080	4,940
Amada Co., Ltd.	373,000	2,686
Anritsu Corp.	600,000	7,550
Asahi Group Holdings, Ltd.	228,100	5,822
Astellas Pharma, Inc.	5,200	279
Canon, Inc.	485,249	14,992
Daiwa Securities Group, Inc.	1,694,000	14,464
Hino Motors, Ltd.	431,000	6,634
Honda Motor Co., Ltd.	145,200	5,383
Isuzu Motors, Ltd.	984,000	7,005
Kao Corp.	6,200	199
KDDI Corp.	131,600	7,271
MEIJI Holdings Co., Ltd.	128,300	6,028
Mitsubishi UFJ Financial Group, Inc.	805,700	4,945
Mizuho Financial Group, Inc.	3,728,300	7,730
Nippon Telegraph & Telephone Corp.	5,600	282
NTT DOCOMO, Inc.	168	256
Ono Pharmaceutical Co., Ltd.	74,500	4,786
Rohm Co., Ltd.	170,400	6,596

	Principal Amount ($) or Shares	Fair Value $
Sanshin Electronics Co., Ltd.	215,900	1,321
Seven & I Holdings Co., Ltd.	8,700	329
Shin-Etsu Chemical Co., Ltd.	3,100	194
Showa Denko KK	4,026,000	5,428
T&D Holdings, Inc.	452,200	5,731
Takeda Pharmaceutical Co., Ltd.	8,700	389
Toyota Motor Corp.	22,600	1,378
Wacom Co., Ltd.	234,100	1,894
Yamada Denki Co., Ltd.	61,970	2,513

		127,025

Jersey - 0.7%
Delphi Automotive PLC	384,200	20,639
WPP PLC	14,972	270

		20,909

Luxembourg - 0.3%
Samsonite International SA	3,604,800	9,877

Malaysia - 0.3%
AirAsia BHD	8,324,400	8,109

Mexico - 0.8%
Cemex SAB de CV - ADR (Æ)(Ñ)	832,686	9,584
Fibra Uno Administracion SA de CV (ö)	2,193,300	7,001
Gruma SAB de CV Class B (Æ)	1,196,600	6,339

		22,924

Netherlands - 2.8%
Akzo Nobel NV (Ñ)	737,538	44,894
Heineken NV	552,862	38,834
Koninklijke Ahold NV	12,531	207
Unilever NV	19,562	787

		84,722

Netherlands Antilles - 0.0%
Schlumberger, Ltd.	5,324	433

Norway - 0.2%
DNB ASA	403,898	6,727
Statoil ASA Class N	12,972	282

		7,009

Russia - 0.5%
Gazprom OAO - ADR (Æ)	811,526	6,289
Gazprom OAO - ADR	80,031	622
Inter Rao UES OJSC (Æ)	1,740,000,000	652
Rosneft OAO - GDR	604,391	4,279
Rosneft Oil Co. - GDR	95,700	678
RusHydro JSC - ADR	2,265,000	3,839

		16,359

Singapore - 0.2%
DBS Group Holdings, Ltd.	14,000	184
Sembcorp Industries, Ltd.	163,189	4,789
Singapore Telecommunications, Ltd.	92,000	287
United Overseas Bank, Ltd.	13,000	219

		5,479

Russell Global Equity Fund	61

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

South Africa - 0.3%
AngloGold Ashanti, Ltd. - ADR	119,100	1,569
Sasol, Ltd. - ADR	149,893	6,906
Village Main Reef, Ltd. (Æ)	3,604,436	131

		8,606

South Korea - 1.3%
BS Financial Group, Inc.	220,680	3,153
Hyundai Heavy Industries Co., Ltd.	18,907	3,534
Hyundai Motor Co.	22,171	4,588
Samsung Electronics Co., Ltd.	21,839	24,883
Shinhan Financial Group Co., Ltd.	82,010	2,993

		39,151

Spain - 0.4%
Amadeus IT Holding SA Class A	258,637	8,884
Inditex SA	2,806	374
Repsol SA - ADR	134,677	3,223

		12,481

Sweden - 1.2%
Atlas Copco AB Class A	9,387	245
Hennes & Mauritz AB Class B	11,090	413
Investor AB Class B	198,842	5,985
Loomis AB Class B	99,200	2,131
Nordea Bank AB	1,036,800	13,131
SKF AB Class B	301,308	8,358
Svenska Handelsbanken AB Class A	145,429	6,604
Telefonaktiebolaget LM Ericsson Class B	36,408	430

		37,297

Switzerland - 8.0%
ABB, Ltd. (Æ)	28,597	632
ACE, Ltd.	4,276	391
Adecco SA (Æ)	245,500	15,585
Cie Financiere Richemont SA	483,615	47,345
Credit Suisse Group AG (Æ)	820,287	24,100
Dufry AG (Æ)	41,323	5,399
Holcim, Ltd. (Æ)	261,100	18,875
Julius Baer Group, Ltd. (Æ)	678,722	30,832
Kuehne & Nagel International AG	152,900	18,504
Nestle SA	674,575	45,703
Noble Corp.	215,600	8,236
Novartis AG	391,293	28,159
Roche Holding AG	8,699	2,143
Syngenta AG	1,146	455
Zurich Insurance Group AG (Æ)	1,799	484

		246,843

Thailand - 0.2%
Thai Oil PCL	3,108,400	6,058

United Kingdom - 7.5%
AstraZeneca PLC - ADR (Æ)	200,377	10,166
Aviva PLC	765,839	4,328
BAE Systems PLC	39,881	271

	Principal Amount ($) or Shares	Fair Value $
Barclays PLC	3,564,523	15,611
Barratt Developments PLC (Æ)	1,118,561	5,547
BBA Aviation PLC	511,302	2,333
Bellway PLC	317,287	6,661
BG Group PLC	35,790	646
BHP Billiton PLC - ADR	113,900	6,508
BHP Billiton PLC	18,695	534
BP PLC	2,709,697	18,737
British American Tobacco PLC	23,869	1,273
Centrica PLC	62,400	371
Compass Group PLC	23,139	316
Diageo PLC	1,418,005	44,308
Ensco PLC Class A	132,300	7,586
Experian PLC	12,401	233
GlaxoSmithKline PLC - ADR	327,478	8,389
HSBC Holdings PLC	202,376	2,302
Imperial Tobacco Group PLC	164,568	5,523
Marks & Spencer Group PLC	779,973	5,713
National Grid PLC	44,827	536
Persimmon PLC Class A (Æ)	340,834	6,409
Reckitt Benckiser Group PLC	457,402	32,558
Rexam PLC	817,422	6,116
Rolls-Royce Holdings PLC (Æ)	22,749	407
Royal Dutch Shell PLC Class A	46,718	1,591
Royal Dutch Shell PLC Class B	31,892	1,125
SABMiller PLC - ADR	11,834	580
Shire PLC - ADR (Æ)	6,914	253
Standard Chartered PLC	251,214	5,826
Taylor Wimpey PLC	4,209,444	6,820
Tesco PLC	2,839,435	15,865
Unilever PLC	16,205	658
Vodafone Group PLC - ADR (Æ)	1,487,607	4,469

		230,569

United States - 45.2%
3M Co.	199,157	23,387
Abbott Laboratories	19,067	698
Aetna, Inc.	131,700	8,451
Air Products & Chemicals, Inc.	2,643	287
Akamai Technologies, Inc. (Æ)	301,000	14,207
Allergan, Inc.	3,811	347
ALLETE, Inc.	117,700	6,311
Altria Group, Inc.	24,627	863
American Electric Power Co., Inc.	4,876	226
American International Group, Inc.	594,020	27,034
American Tower Corp. Class A (ö)	3,207	227
Amgen, Inc.	6,510	705
Anadarko Petroleum Corp.	4,586	406
Apache Corp.	82,400	6,613
Apple, Inc.	6,305	2,853
Applied Materials, Inc.	1,161,400	18,942
Arch Coal, Inc.	486,500	1,897
Astoria Financial Corp.	649,200	7,920
AT&T, Inc.	48,677	1,717
Autodesk, Inc. (Æ)	255,100	9,028
Autoliv, Inc.	102,000	8,341
Automatic Data Processing, Inc.	6,175	445

62	Russell Global Equity Fund

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Bank of America Corp.	977,700	14,274
Bank of New York Mellon Corp. (The)	870,570	27,379
Baxter International, Inc.	6,597	482
Becton Dickinson and Co.	2,489	258
Bed Bath & Beyond, Inc. (Æ)	13,400	1,025
Berkshire Hathaway, Inc. Class B (Æ)	22,181	2,570
Biogen Idec, Inc. (Æ)	2,480	541
Bloomin’ Brands, Inc. (Æ)	285,908	6,747
Bristol-Myers Squibb Co.	194,169	8,396
Brookline Bancorp, Inc.	772,276	7,615
Brooks Automation, Inc.	641,677	6,301
Burger King Worldwide, Inc. (Ñ)	316,200	6,068
Cadence Design Systems, Inc. (Æ)	839,700	12,243
Carter’s, Inc.	89,800	6,405
Chevron Corp.	23,901	3,009
Chubb Corp. (The)	77,224	6,680
Cigna Corp.	70,900	5,518
Cisco Systems, Inc.	28,249	722
Citigroup, Inc.	288,000	15,016
Coca-Cola Co. (The)	47,100	1,888
Cognizant Technology Solutions Corp. Class A (Æ)	3,206	232
Colgate-Palmolive Co.	11,405	683
Comcast Corp. Class A (Æ)	16,638	750
Concur Technologies, Inc. (Æ)(Ñ)	145,609	12,943
ConocoPhillips	12,320	799
Corning, Inc.	844,300	12,825
Costco Wholesale Corp.	5,441	638
CST Brands, Inc. (Æ)	24,888	812
CVS Caremark Corp.	15,010	923
Danaher Corp.	7,291	491
Dick’s Sporting Goods, Inc.	140,544	7,225
DigitalGlobe, Inc. (Æ)	403,300	13,067
DIRECTV (Æ)	4,103	260
Duke Energy Corp.	7,772	552
Ecolab, Inc.	3,199	295
Eli Lilly & Co.	12,110	643
EMC Corp.	20,810	544
Emerson Electric Co.	8,757	537
Exxon Mobil Corp.	54,880	5,145
Family Dollar Stores, Inc.	114,800	7,894
Fastenal Co.	3,667	180
Forest Laboratories, Inc. (Æ)	173,200	7,545
Franklin Resources, Inc.	347,349	16,978
Frontier Communications Corp.	1,522,400	6,638
General Dynamics Corp.	244,800	20,891
General Electric Co.	280,100	6,826
General Mills, Inc.	8,129	423
General Motors Co. (Æ)	569,600	20,432
Gilead Sciences, Inc. (Æ)	15,698	965
Goldman Sachs Group, Inc. (The)	47,600	7,808
Google, Inc. Class A (Æ)	3,325	2,951
HD Supply Holdings, Inc. (Æ)	313,900	6,711
Hewlett-Packard Co.	310,500	7,974
Hologic, Inc. (Æ)	462,300	10,494
Home Depot, Inc.	16,085	1,271
Honeywell International, Inc.	450,870	37,413

	Principal Amount ($) or Shares	Fair Value $
IHS, Inc. Class A (Æ)	96,932	10,641
Illinois Tool Works, Inc.	168,093	12,109
Independent Bank Corp.	134,292	5,001
Intel Corp.	1,871,348	43,602
International Bancshares Corp.	310,218	7,510
International Business Machines Corp.	79,831	15,570
Intuit, Inc.	3,611	231
JM Smucker Co. (The)	57,200	6,436
Johnson & Johnson	133,276	12,461
JPMorgan Chase & Co.	519,100	28,929
Kellogg Co.	3,211	213
Kimberly-Clark Corp.	4,681	462
Lennar Corp. Class A	150,700	5,104
LinkedIn Corp. Class A (Æ)	48,722	9,929
Lockheed Martin Corp.	3,292	395
Louisiana-Pacific Corp. (Æ)	218,300	3,550
Lowe’s Cos., Inc.	256,049	11,415
Lululemon Athletica, Inc. (Æ)(Ñ)	96,832	6,737
Marathon Oil Corp.	187,100	6,803
Marathon Petroleum Corp.	80,800	5,925
Marsh & McLennan Cos., Inc.	6,638	278
Mastercard, Inc. Class A	23,821	14,545
Mattel, Inc.	4,269	179
McDonald’s Corp.	12,321	1,208
McKesson Corp.	2,686	329
Medtronic, Inc.	658,902	36,398
Merck & Co., Inc.	37,173	1,791
MetLife, Inc.	202,400	9,800
Microsoft Corp.	865,317	27,543
Mondelez International, Inc. Class A	20,203	632
Monsanto Co.	78,063	7,711
National Oilwell Varco, Inc.	171,400	12,027
Newmont Mining Corp.	309,000	9,270
NextEra Energy, Inc.	86,231	7,468
Nike, Inc. Class B	8,641	544
Northrop Grumman Corp.	2,821	260
Occidental Petroleum Corp.	20,400	1,817
Omnicom Group, Inc. (Ñ)	307,140	19,740
Oracle Corp.	1,020,431	33,011
Owens Corning (Æ)	182,205	7,195
PepsiCo, Inc.	19,027	1,589
Pfizer, Inc.	82,415	2,409
PG&E Corp.	5,191	238
Philip Morris International, Inc.	20,134	1,796
Praxair, Inc.	257,573	30,953
Precision Castparts Corp.	1,835	407
priceline.com, Inc. (Æ)	10,930	9,571
Procter & Gamble Co. (The)	33,785	2,713
Prudential Financial, Inc.	63,200	4,991
Public Service Enterprise Group, Inc.	6,211	210
Public Storage (ö)	1,724	274
QUALCOMM, Inc.	19,809	1,279
Quest Diagnostics, Inc.	95,900	5,592
Raytheon Co.	4,101	295
Regal Entertainment Group Class A	81,692	1,540
Rock Tenn Co. Class A	69,935	7,997
SanDisk Corp. (Æ)	104,200	5,743

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Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Sempra Energy	2,654	233
ServiceNow, Inc. (Æ)(Ñ)	110,860	4,831
Silver Eagle Acquisition Corp. (Æ)	130,100	1,306
Southern Co.	9,219	413
Spectra Energy Corp.	8,026	289
St. Jude Medical, Inc.	215,100	11,269
Starbucks Corp.	6,666	475
Starwood Hotels & Resorts Worldwide, Inc.	241,200	15,955
Stryker Corp.	3,993	281
SunTrust Banks, Inc.	261,100	9,084
Sysco Corp.	7,205	249
T Rowe Price Group, Inc.	3,206	241
Target Corp.	7,828	558
Teradata Corp. (Æ)	131,223	7,758
Texas Instruments, Inc.	6,651	261
Thermo Fisher Scientific, Inc.	383,663	34,956
Tiffany & Co.	155,944	12,399
Time Warner, Inc.	200,990	12,514
TJX Cos., Inc.	8,755	456
Travelers Cos., Inc. (The)	4,564	381
TripAdvisor, Inc. (Æ)	113,100	8,485
Union Pacific Corp.	5,724	908
United Parcel Service, Inc. Class B	349,941	30,375
United Technologies Corp.	313,413	33,087
UnitedHealth Group, Inc.	251,408	18,315
US Bancorp	8,002	299
Valero Energy Corp.	224,000	8,012
Verizon Communications, Inc.	138,706	6,863
VF Corp.	1,082	213
Visa, Inc. Class A	281,899	49,899
Walgreen Co.	126,877	6,376
Wal-Mart Stores, Inc.	123,410	9,619
Walt Disney Co. (The)	615,697	39,805
Waste Management, Inc.	5,684	239
Waters Corp. (Æ)	244,490	24,679
Webster Financial Corp.	274,800	7,486
WellPoint, Inc.	232,100	19,858
Wells Fargo & Co.	487,500	21,206
Western Digital Corp.	151,300	9,741
Western Union Co. (The)	395,700	7,107
Xerox Corp.	734,000	7,120
Yahoo!, Inc. (Æ)	387,222	10,877
Yum! Brands, Inc.	5,458	398

		1,394,042

Total Common Stocks (cost $2,402,043)		2,904,048

Investments in Other Funds - 0.2%
SPDR S&P 500 ETF Trust	25,800	4,351
Vanguard FTSE All-World ex-US ETF	42,300	1,959

Total Investments in Other Funds (cost $5,909)		6,310

	Principal Amount ($) or Shares		Fair Value $
Preferred Stocks - 0.8%
Brazil - 0.1%
Investimentos Itau SA	1,208,727		4,434

Germany - 0.7%
Henkel AG & Co. KGaA	2,106		206
Porsche Automobil Holding SE	79,608		6,782
ProSiebenSat.1 Media AG Class A (Ñ)	176,113		7,226
Volkswagen AG	30,600		7,273

			21,487

Total Preferred Stocks (cost $25,699)			25,921

Short-Term Investments - 3.3%
United States - 3.3%
Russell U.S. Cash Management Fund	101,509,556	(¥)	101,510

Total Short-Term Investments (cost $101,510)			101,510

Other Securities - 1.5%
Russell U.S. Cash Collateral Fund (×)	46,725,249	(¥)	46,725

Total Other Securities (cost $46,725)			46,725

Total Investments - 100.0% (identified cost $2,581,886)			3,084,514

Other Assets and Liabilities, Net - (0.0%)			(474)

Net Assets - 100.0%			3,084,040

See accompanying notes which are an integral part of this quarterly report.

64	Russell Global Equity Fund

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts		Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
CAC 40 Index Futures (France)	114	EUR	4,549	08/13	189
DAX Index Futures (Germany)	20	EUR	4,125	09/13	9
EURO STOXX 50 Index Futures(CME)	110	EUR	3,032	09/13	282
FTSE 100 Index Futures (United Kingdom)	70	GBP	4,594	09/13	240
Hang Seng Index Futures (Hong Kong)	9	HKD	9,839	08/13	2
NIKKEI 225 Index Futures (Japan)	875	JPY	5,971,875	09/13	(2,217)
OMX 30 Index Futures (Sweden)	63	SEK	7,776	08/13	15
S&P 500 E-Mini Index Futures (CME)	1,631	USD	137,045	09/13	5,021
S&P Midcap 400 E-Mini Index Futures (CME)	34	USD	4,180	09/13	195
S&P TSE 60 Index Futures (Canada)	26	CAD	3,708	09/13	94
SPI 200 Index Futures (Australia)	24	AUD	3,006	09/13	116
TOPIX Index Futures (Japan)	311	JPY	3,500,305	09/13	(1,724)

Short Positions
EURO STOXX 50 Index Futures(CME)	4,230	EUR	116,579	09/13	(8,814)
MSCI Emerging Markets Mini Index Futures	651	USD	30,558	09/13	(710)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(7,302)

See accompanying notes which are an integral part of this quarterly report.

Russell Global Equity Fund	65

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Russell Global Equity Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Bank of New York	USD	3,592	EUR	2,700	09/18/13	1
Commonwealth Bank of Australia	USD	9,007	AUD	9,554	09/18/13	(447)
Commonwealth Bank of Australia	USD	1,965	CAD	2,006	09/18/13	(14)
Commonwealth Bank of Australia	USD	3,481	GBP	2,222	09/18/13	(102)
Commonwealth Bank of Australia	USD	3,137	JPY	299,944	09/18/13	(72)
Commonwealth Bank of Australia	USD	551	SEK	3,602	09/18/13	1
Commonwealth Bank of Australia	EUR	26,829	USD	35,740	09/18/13	43
Credit Suisse	AUD	32,700	USD	29,770	09/18/13	471
Deutsche Bank	USD	182	AUD	200	09/18/13	(3)
Deutsche Bank	USD	233	CHF	217	08/02/13	1
Deutsche Bank	USD	650	CHF	605	08/02/13	4
Deutsche Bank	USD	28,648	EUR	22,000	09/18/13	624
Deutsche Bank	CAD	200	USD	190	09/18/13	(4)
Deutsche Bank	EUR	1,000	USD	1,288	09/18/13	(43)
Deutsche Bank	GBP	300	USD	456	09/18/13	—
Deutsche Bank	HKD	1,000	USD	129	09/18/13	—
Goldman Sachs	USD	2,903	EUR	2,200	09/18/13	25
JPMorgan Chase	USD	9,020	AUD	9,554	09/18/13	(459)
JPMorgan Chase	USD	1,965	CAD	2,006	09/18/13	(15)
JPMorgan Chase	USD	3,483	GBP	2,222	09/18/13	(105)
JPMorgan Chase	USD	902	JPY	88,577	08/05/13	2
JPMorgan Chase	USD	3,136	JPY	299,944	09/18/13	(72)
JPMorgan Chase	USD	552	SEK	3,602	09/18/13	—
JPMorgan Chase	AUD	100	USD	92	09/18/13	2
JPMorgan Chase	EUR	26,829	USD	35,798	09/18/13	101
JPMorgan Chase	GBP	100	USD	152	09/18/13	—
JPMorgan Chase	SEK	600	USD	90	09/18/13	(2)
Morgan Stanley	USD	1	AUD	—	08/01/13	(2)
Morgan Stanley	USD	44	CAD	46	08/01/13	1
Morgan Stanley	USD	5	HKD	41	08/01/13	—
Morgan Stanley	USD	1,076	JPY	106,290	08/01/13	10
Morgan Stanley	USD	2	SEK	25	08/01/13	2
Morgan Stanley	AUD	2	USD	—	08/01/13	(2)
Morgan Stanley	EUR	179	USD	184	08/01/13	(54)
Morgan Stanley	GBP	28	USD	43	08/01/13	1
Royal Bank of Canada	USD	9,024	AUD	9,554	09/18/13	(463)
Royal Bank of Canada	USD	1,966	CAD	2,006	09/18/13	(15)
Royal Bank of Canada	USD	3,483	GBP	2,222	09/18/13	(105)
Royal Bank of Canada	USD	1,407	HKD	10,918	09/18/13	1
Royal Bank of Canada	USD	3,136	JPY	299,944	09/18/13	(72)
Royal Bank of Canada	USD	552	SEK	3,602	09/18/13	—
Royal Bank of Canada	EUR	26,829	USD	35,797	09/18/13	100
Standard Chartered	USD	9,023	AUD	9,554	09/18/13	(463)
Standard Chartered	USD	1,966	CAD	2,006	09/18/13	(15)
Standard Chartered	USD	3,483	GBP	2,222	09/18/13	(104)
Standard Chartered	USD	1,407	HKD	10,918	09/18/13	1
Standard Chartered	USD	3,136	JPY	299,944	09/18/13	(72)
Standard Chartered	USD	25	MYR	82	08/01/13	—
Standard Chartered	USD	112	MYR	364	08/02/13	—
Standard Chartered	USD	552	SEK	3,602	09/18/13	—
Standard Chartered	EUR	26,829	USD	35,797	09/18/13	100
State Street	USD	90	AUD	100	09/18/13	—
State Street	USD	184	AUD	200	09/18/13	(5)

See accompanying notes which are an integral part of this quarterly report.

66	Russell Global Equity Fund

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

State Street	USD	909	AUD	1,000	09/18/13	(13)
State Street	USD	1,842	AUD	2,000	09/18/13	(50)
State Street	USD	29,313	AUD	32,500	09/18/13	(193)
State Street	USD	97	CAD	100	09/18/13	—
State Street	USD	232	CHF	216	08/05/13	1
State Street	USD	553	CHF	515	08/05/13	3
State Street	USD	59	CHF	55	08/06/13	—
State Street	USD	125	CHF	116	08/06/13	—
State Street	USD	600	CHF	556	08/06/13	1
State Street	USD	266	EUR	200	09/18/13	—
State Street	USD	385	EUR	300	09/18/13	14
State Street	USD	396	EUR	300	09/18/13	4
State Street	USD	919	EUR	700	09/18/13	13
State Street	USD	145,851	EUR	112,400	09/18/13	3,704
State Street	USD	124	GBP	81	08/05/13	—
State Street	USD	180	GBP	118	08/05/13	—
State Street	USD	152	GBP	100	09/18/13	—
State Street	USD	215	GBP	140	09/18/13	(2)
State Street	USD	596	GBP	400	09/18/13	13
State Street	USD	258	HKD	2,000	09/18/13	—
State Street	USD	374	JPY	36,678	08/01/13	—
State Street	USD	606	JPY	59,380	08/01/13	1
State Street	USD	189	JPY	18,589	08/02/13	—
State Street	USD	518	JPY	50,782	08/02/13	1
State Street	USD	549	JPY	53,898	08/02/13	1
State Street	USD	674	JPY	66,137	08/02/13	1
State Street	USD	243	JPY	23,883	08/05/13	1
State Street	USD	879	JPY	86,255	08/05/13	2
State Street	USD	1,088	JPY	106,822	08/05/13	3
State Street	USD	198	JPY	20,000	09/18/13	7
State Street	USD	402	JPY	40,000	09/18/13	7
State Street	AUD	66	USD	59	08/06/13	—
State Street	AUD	100	USD	92	09/18/13	2
State Street	AUD	100	USD	92	09/18/13	2
State Street	AUD	100	USD	91	09/18/13	1
State Street	AUD	100	USD	92	09/18/13	2
State Street	AUD	100	USD	91	09/18/13	2
State Street	AUD	250	USD	231	09/18/13	7
State Street	AUD	280	USD	264	09/18/13	13
State Street	AUD	300	USD	273	09/18/13	4
State Street	AUD	400	USD	361	09/18/13	3
State Street	AUD	700	USD	659	09/18/13	32
State Street	AUD	4,500	USD	4,163	09/18/13	131
State Street	AUD	31,300	USD	28,230	09/18/13	186
State Street	CAD	100	USD	97	09/18/13	—
State Street	CAD	100	USD	96	09/18/13	(1)
State Street	CAD	150	USD	146	09/18/13	—
State Street	CAD	150	USD	146	09/18/13	—
State Street	CAD	200	USD	190	09/18/13	(5)
State Street	CAD	200	USD	193	09/18/13	(2)
State Street	CAD	300	USD	285	09/18/13	(6)
State Street	CAD	500	USD	485	09/18/13	(2)
State Street	CAD	800	USD	777	09/18/13	(1)
State Street	CAD	900	USD	880	09/18/13	4

See accompanying notes which are an integral part of this quarterly report.

Russell Global Equity Fund	67

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

State Street	CAD	920	USD	899	09/18/13	5
State Street	CHF	703	USD	758	08/06/13	(2)
State Street	CHF	24,300	USD	26,246	09/18/13	(21)
State Street	DKK	11	USD	2	08/05/13	—
State Street	EUR	912	USD	1,210	08/01/13	(3)
State Street	EUR	2	USD	2	08/05/13	—
State Street	EUR	300	USD	396	09/18/13	(3)
State Street	EUR	400	USD	525	09/18/13	(7)
State Street	EUR	400	USD	523	09/18/13	(9)
State Street	EUR	500	USD	663	09/18/13	(2)
State Street	EUR	500	USD	659	09/18/13	(7)
State Street	EUR	500	USD	639	09/18/13	(26)
State Street	EUR	600	USD	794	09/18/13	(5)
State Street	EUR	1,000	USD	1,328	09/18/13	(2)
State Street	EUR	1,200	USD	1,545	09/18/13	(52)
State Street	EUR	1,600	USD	2,122	09/18/13	(7)
State Street	EUR	2,800	USD	3,753	09/18/13	27
State Street	EUR	3,000	USD	3,931	09/18/13	(61)
State Street	EUR	3,500	USD	4,693	09/18/13	36
State Street	EUR	114,400	USD	148,447	09/18/13	(3,770)
State Street	GBP	100	USD	152	09/18/13	—
State Street	GBP	100	USD	156	09/18/13	4
State Street	GBP	140	USD	214	09/18/13	1
State Street	GBP	140	USD	215	09/18/13	2
State Street	GBP	140	USD	213	09/18/13	—
State Street	GBP	200	USD	302	09/18/13	(2)
State Street	GBP	200	USD	303	09/18/13	(1)
State Street	GBP	230	USD	354	09/18/13	4
State Street	GBP	500	USD	747	09/18/13	(13)
State Street	GBP	600	USD	914	09/18/13	2
State Street	GBP	1,000	USD	1,564	09/18/13	43
State Street	GBP	2,000	USD	3,094	09/18/13	53
State Street	HKD	1,000	USD	129	09/18/13	—
State Street	HKD	1,000	USD	129	09/18/13	—
State Street	HKD	1,000	USD	129	09/18/13	—
State Street	HKD	1,000	USD	129	09/18/13	—
State Street	HKD	1,800	USD	232	09/18/13	—
State Street	HKD	2,000	USD	258	09/18/13	—
State Street	HKD	2,000	USD	258	09/18/13	—
State Street	HKD	2,400	USD	309	09/18/13	—
State Street	JPY	12,132	USD	124	08/02/13	—
State Street	JPY	37,041	USD	378	08/02/13	(1)
State Street	JPY	299	USD	3	08/05/13	—
State Street	JPY	130,917	USD	1,334	08/05/13	(4)
State Street	JPY	385,000	USD	4,060	08/19/13	127
State Street	JPY	10,000	USD	100	09/18/13	(2)
State Street	JPY	20,000	USD	202	09/18/13	(2)
State Street	JPY	20,000	USD	201	09/18/13	(4)
State Street	JPY	30,000	USD	301	09/18/13	(5)
State Street	JPY	30,000	USD	307	09/18/13	—
State Street	JPY	40,000	USD	399	09/18/13	(9)
State Street	JPY	60,000	USD	603	09/18/13	(10)
State Street	JPY	80,000	USD	792	09/18/13	(25)
State Street	JPY	90,000	USD	919	09/18/13	(1)

See accompanying notes which are an integral part of this quarterly report.

68	Russell Global Equity Fund

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

State Street	JPY	400,000	USD	4,144	09/18/13	57
State Street	JPY	650,000	USD	6,522	09/18/13	(118)
State Street	PHP	290	USD	7	08/01/13	—
State Street	SEK	600	USD	90	09/18/13	(2)
State Street	SEK	700	USD	106	09/18/13	(1)
State Street	SEK	700	USD	107	09/18/13	—
State Street	SEK	1,000	USD	152	09/18/13	(1)
State Street	SEK	1,500	USD	232	09/18/13	2
State Street	SEK	1,700	USD	263	09/18/13	2
State Street	SEK	1,700	USD	263	09/18/13	3

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(1,138)

See accompanying notes which are an integral part of this quarterly report.

Russell Global Equity Fund	69

Russell Investment Company

Russell Global Equity Fund

Presentation of Portfolio Holdings — July 31, 2013 (Unaudited)

Amounts in thousands

	Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Australia	$9,457	$—	$—	$9,457
Belgium	10,446	—	—	10,446
Bermuda	—	—	36	36
Brazil	7,279	—	—	7,279
Canada	55,674	—	—	55,674
Cayman Islands	16,022	—	—	16,022
China	10,111	—	—	10,111
Denmark	893	—	—	893
Finland	11,162	—	—	11,162
France	238,369	—	—	238,369
Germany	154,297	—	—	154,297
Hong Kong	10,535	—	—	10,535
India	7,576	—	—	7,576
Ireland	40,748	—	—	40,748
Israel	6,853	—	—	6,853
Italy	46,697	—	—	46,697
Japan	127,025	—	—	127,025
Jersey	20,909	—	—	20,909
Luxembourg	9,877	—	—	9,877
Malaysia	8,109	—	—	8,109
Mexico	22,924	—	—	22,924
Netherlands	84,722	—	—	84,722
Netherlands Antilles	433	—	—	433
Norway	7,009	—	—	7,009
Russia	16,359	—	—	16,359
Singapore	5,479	—	—	5,479
South Africa	8,606	—	—	8,606
South Korea	39,151	—	—	39,151
Spain	12,481	—	—	12,481
Sweden	37,297	—	—	37,297
Switzerland	246,843	—	—	246,843
Thailand	6,058	—	—	6,058
United Kingdom	230,569	—	—	230,569
United States	1,394,042	—	—	1,394,042
Investments in Other Funds	6,310	—	—	6,310
Preferred Stocks	25,921	—	—	25,921
Short-Term Investments	—	101,510	—	101,510
Other Securities	—	46,725	—	46,725

Total Investments	2,936,243	148,235	36	3,084,514

Other Financial Instruments
Futures Contracts	(7,302)	—	—	(7,302)
Foreign Currency Exchange Contracts	(29)	(1,109)	—	(1,138)

Total Other Financial Instruments*	$(7,331)	$(1,109)	$—	$(8,440)

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2013, see note 2 in the Notes to Quarterly Report.

Investments in which significant unobservable inputs (Level 3) used in determining a value for the period ending July 31, 2013 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

70	Russell Global Equity Fund

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Common Stocks - 88.8%
Argentina - 0.0%
YPF SA - ADR	54,900	902

Austria - 0.1%
Vienna Insurance Group AG	24,764	1,281

Bermuda - 1.3%
Brilliance China Automotive Holdings, Ltd. (Æ)	2,890,000	3,454
China Foods, Ltd. (Ñ)	739,732	291
China Resources Gas Group, Ltd.	83,749	209
Cosan, Ltd. Class A	396,502	6,376
Credicorp, Ltd.	37,910	4,503
First Pacific Co., Ltd.	1,413,300	1,598
Giordano International, Ltd.	434,000	430
Hopson Development Holdings, Ltd. (Æ)	348,000	407
Huabao International Holdings, Ltd. (Ñ)	3,398,000	1,463
K Wah International Holdings, Ltd.	1,052,000	480
Kosmos Energy, Ltd. (Æ)	43,662	461
Shangri-La Asia, Ltd.	502,000	790
SmarTone Telecommunications Holdings, Ltd.	925,500	1,475
VTech Holdings, Ltd.	101,300	1,551
Yue Yuen Industrial Holdings, Ltd.	659,500	1,816

		25,304

Brazil - 8.3%
Abril Educacao SA	87,600	1,348
All America Latina Logistica SA	1,195,023	4,620
B2W Cia Digital (Æ)	268,953	1,250
Banco Bradesco SA - ADR (Æ)(Ñ)	531,973	6,501
Banco Bradesco SA (Æ)	86,180	1,167
Banco do Brasil SA	1,226,600	12,189
Banco Santander Brasil SA - ADR (Æ)	1,125,190	6,774
Banco Santander Brasil SA	300,392	1,792
BM&FBovespa SA	1,337,700	7,212
BR Malls Participacoes SA	169,100	1,499
Braskem SA - ADR (Æ)(Ñ)	175,500	2,699
BRF SA - ADR (Ñ)	245,622	5,264
BRF SA	186,500	3,973
Brookfield Incorporacoes SA (Æ)	1,337,352	973
CCR SA	225,300	1,768
CETIP SA - Mercados Organizados	72,300	729
Cia Brasileira de Distribuicao Grupo Pao de Acucar - ADR (Ñ)	127,400	5,683
Cia de Bebidas das Americas - ADR	244,296	9,229
Cia de Saneamento Basico do Estado de Sao Paulo (Æ)	163,440	1,676
Cia de Saneamento de Minas Gerais-COPASA (Æ)	128,000	2,030
Cielo SA	74,700	1,841
Duratex SA (Æ)	222,900	1,276
Embraer SA - ADR	35,900	1,219
Even Construtora e Incorporadora SA	714,400	2,659
Fibria Celulose SA - ADR (Æ)(Ñ)	289,600	3,209
Gerdau SA - ADR	189,100	1,199

	Principal Amount ($) or Shares	Fair Value $
Gol Linhas Aereas Inteligentes SA - ADR (Æ)(Ñ)	341,800	1,213
Grendene SA	270,200	2,523
Grupo BTG Pactual	427,187	5,161
Hypermarcas SA	532,400	3,853
Itau Unibanco Holding SA - ADR	522,329	6,660
Itau Unibanco Holding SA	13,640	172
JBS SA	479,300	1,338
Light SA	261,100	2,026
Lojas Renner SA	92,149	2,440
Minerva SA (Æ)	57,100	228
Natura Cosmeticos SA	62,200	1,253
Oi SA	30,966	61
Oi SA - ADR	20,497	39
Petroleo Brasileiro SA - ADR (Æ)(Ñ)	1,331,902	18,611
Porto Seguro SA	147,000	1,656
Rossi Residencial SA (Æ)	1,021,077	1,190
Santos Brasil Participacoes SA	93,100	1,041
Telefonica Brasil SA - ADR (Ñ)	122,560	2,631
Tim Participacoes SA - ADR	277,500	5,209
Tractebel Energia SA	97,001	1,548
Ultrapar Participacoes SA	121,892	2,893
Vale SA Class B - ADR (Ñ)	989,425	13,035

		164,560

Canada - 0.4%
First Quantum Minerals, Ltd. (Æ)	432,580	6,949
Torex Gold Resources, Inc. (Æ)	310,705	400

		7,349

Cayman Islands - 7.3%
51job, Inc. - ADR (Æ)(Ñ)	61,200	4,070
AAC Technologies Holdings, Inc.	1,872,404	8,715
ASM Pacific Technology, Ltd.	712,598	7,746
Baidu, Inc. - ADR (Æ)	108,912	14,410
China Forestry Holdings Co., Ltd. (Æ)	871,100	-
China Mengniu Dairy Co., Ltd.	1,575,000	6,306
China Metal Recycling Holdings, Ltd. (Æ)	335,400	408
China Resources Cement Holdings, Ltd.	1,332,847	722
China Resources Land, Ltd.	336,000	923
Country Garden Holdings Co., Ltd.	9,250,000	5,224
Ctrip.com International, Ltd. - ADR (Æ)	60,004	2,198
Daphne International Holdings, Ltd. (Ñ)	2,984,000	2,128
ENN Energy Holdings, Ltd.	376,000	2,082
Eurasia Drilling Co., Ltd. - GDR	33,951	1,341
Evergrande Real Estate Group, Ltd. (Æ)(Ñ)	10,341,000	4,107
FIH Mobile, Ltd. (Æ)	6,312,000	3,402
Ginko International Co., Ltd.	74,000	1,342
Golden Eagle Retail Group, Ltd. (Ñ)	859,000	1,263
Greentown China Holdings, Ltd.	423,000	840
Hengan International Group Co., Ltd.	312,800	3,436
Himax Technologies, Inc. - ADR	140,907	917
Ju Teng International Holdings, Ltd.	1,129,000	549
KWG Property Holding, Ltd.	1,938,400	1,112
Lee & Man Paper Manufacturing, Ltd.	1,606,000	1,046
Li Ning Co., Ltd. (Æ)(Ñ)	1,458,405	903
Longfor Properties Co., Ltd.	1,048,552	1,603

Russell Emerging Markets Fund	71

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Melco Crown Entertainment, Ltd. - ADR (Æ)	653,269	16,253
MGM China Holdings, Ltd.	833,600	2,402
Mindray Medical International, Ltd. - ADR (Ñ)	22,478	920
Mongolian Mining Corp. (Æ)	1,972,552	410
NetEase, Inc. - ADR	13,600	866
Pacific Textile Holdings, Ltd.	1,012,000	1,208
Parkson Retail Group, Ltd.	1,567,308	622
Real Gold Mining, Ltd. (Æ)	463,232	26
Sands China, Ltd.	1,463,100	7,914
Shenzhou International Group Holdings, Ltd.	767,000	2,171
Shimao Property Holdings, Ltd.	1,205,500	2,540
SINA Corp. (Æ)	39,000	2,690
Sino Biopharmaceutical	1,260,000	916
Sunac China Holdings, Ltd.	502,000	362
Sunny Optical Technology Group Co., Ltd. (Ñ)	1,050,000	1,051
Tencent Holdings, Ltd.	251,638	11,415
Tingyi Cayman Islands Holding Corp.	1,568,000	3,878
Truly International Holdings	3,262,000	1,468
Vipshop Holdings, Ltd. - ADR (Æ)(Ñ)	56,500	2,380
Want Want China Holdings, Ltd.	541,238	733
WuXi PharmaTech Cayman, Inc. - ADR (Æ)	82,000	1,820
Xingda International Holdings, Ltd.	1,053,000	506
Xinyi Glass Holdings, Ltd.	4,014,000	3,680

		143,024

Chile - 0.3%
Cia Cervecerias Unidas SA - ADR	111,455	1,504
Embotelladora Andina SA - ADR	35,449	1,122
Entel Chile SA	84,889	1,391
Sociedad Quimica y Minera de Chile SA - ADR	42,003	1,216

		5,233

China - 4.8%
Anhui Conch Cement Co., Ltd. Class H (Ñ)	733,887	2,172
Anhui Conch Cement Co., Ltd. Class A	366,346	864
Beijing Yanjing Brewery Co., Ltd. Class A	1,495,536	1,454
China BlueChemical, Ltd.	2,404,000	1,110
China Construction Bank Corp. Class H	27,949,820	20,866
China Life Insurance Co., Ltd. Class H	1,625,000	3,897
China Life Insurance Co., Ltd. - ADR	49,038	1,767
China Merchants Bank Co., Ltd. Class H	1,655,274	2,783
China Merchants Property Development Co., Ltd. Class B	213,120	634
China Minsheng Banking Corp., Ltd. Class H	1,178,000	1,191
China National Building Material Co., Ltd. Class H	3,556,000	3,210
China Pacific Insurance Group Co., Ltd. Class H	93,200	312
China Petroleum & Chemical Corp. Class H	12,372,750	9,205
China Telecom Corp., Ltd. Class H	8,800,000	4,391

	Principal Amount ($) or Shares	Fair Value $
China Telecom Corp., Ltd. - ADR	21,922	1,087
Haitong Securities Co., Ltd. Class H	752,000	969
Industrial & Commercial Bank of China, Ltd. Class H	22,569,000	14,841
Jiangsu Expressway Co., Ltd. Class H	1,448,000	1,505
Jiangsu Future Land Co., Ltd. Class B	1,145,402	743
People’s Insurance Co. Group of China, Ltd. Class H	802,000	360
PetroChina Co., Ltd. - ADR (Ñ)	16,600	1,935
PICC Property & Casualty Co., Ltd. Class H	1,771,560	1,974
Ping An Insurance Group Co. of China, Ltd. Class H	653,500	4,230
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	1,096,000	2,278
Tsingtao Brewery Co., Ltd. Class H	846,000	6,463
Wumart Stores, Inc. Class H	2,061,327	3,854

		94,095

Colombia - 0.3%
Almacenes Exito SA	106,353	1,748
Bancolombia SA	116,598	1,649
Bancolombia SA - ADR (Ñ)	12,799	735
Ecopetrol SA - ADR (Ñ)	51,400	2,344

		6,476

Cyprus - 0.0%
Global Ports Investments PLC - GDR (Þ)	32,776	394
Global Ports Investments PLC - GDR	24,438	293

		687

Czech Republic - 0.3%
Komercni Banka AS	26,982	5,257

Greece - 0.1%
National Bank of Greece SA	271,265	949
Piraeus Bank SA (Æ)	559,924	719

		1,668

Hong Kong - 4.0%
AIA Group, Ltd.	1,575,600	7,466
BOC Hong Kong Holdings, Ltd.	1,118,500	3,512
China Merchants Holdings International Co., Ltd.	1,410,156	4,409
China Mobile, Ltd.	1,495,651	15,910
China Mobile, Ltd. - ADR	182,526	9,659
China Overseas Land & Investment, Ltd.	6,376,667	18,376
China Resources Enterprise, Ltd.	1,354,480	4,183
China Resources Power Holdings Co., Ltd.	672,000	1,565
China Taiping Insurance Holdings Co., Ltd. (Æ)	798,200	1,109
China Unicom Hong Kong, Ltd.	1,136,000	1,667
China Unicom Hong Kong, Ltd. - ADR (Ñ)	184,223	2,695
CNOOC, Ltd. - ADR (Ñ)	32,100	5,773
Dah Chong Hong Holdings, Ltd.	2,913,000	2,205
Lenovo Group, Ltd.	1,046,200	954

72	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Poly Property Group Co., Ltd.	757,000	411
Shenzhen Investment, Ltd.	1,010,000	372

		80,266

Hungary - 0.5%
MOL Hungarian Oil & Gas PLC	36,160	2,716
MOL Hungarian Oil & Gas PLC - ADR	4,213	158
OTP Bank PLC	45,847	923
Richter Gedeon Nyrt	426,390	6,557

		10,354

India - 4.7%
Aban Offshore, Ltd.	48,403	203
Ambuja Cements, Ltd.	1,180,636	3,252
Axis Bank, Ltd.	196,089	3,336
Bajaj Auto, Ltd.	152,032	4,838
Balrampur Chini Mills, Ltd. Class A	349,035	208
Bank of Baroda	255,457	2,359
Bank of India	178,660	543
Cairn India, Ltd.	241,476	1,172
Canara Bank	75,942	342
Cipla, Ltd.	83,748	551
Coal India, Ltd.	291,868	1,352
Dabur India, Ltd. Class A	1,260,198	3,345
HCL Technologies, Ltd.	196,478	3,030
HDFC Bank, Ltd. - ADR	84,900	2,793
ICICI Bank, Ltd.	122,000	1,824
ICICI Bank, Ltd. - ADR	100,500	3,294
Infosys, Ltd. - ADR (Ñ)	121,329	6,028
Infosys, Ltd.	41,976	2,050
Kotak Mahindra Bank, Ltd.(Å)	279,976	3,004
Lupin, Ltd.(Þ)	138,150	1,979
Lupin, Ltd.(Å)	47,106	675
Mahindra & Mahindra, Ltd.	104,673	1,569
Maruti Suzuki India, Ltd.	174,994	3,817
MRF, Ltd.	1,064	231
Petronet LNG, Ltd.	480,365	914
Punjab National Bank	193,363	1,813
Reliance Industries, Ltd. - GDR(Þ)	333,894	9,573
State Bank of India	69,430	1,951
Sun Pharmaceutical Industries, Ltd. (Æ)	136,341	1,268
Sun Pharmaceutical Industries, Ltd.	136,341	1,268
Tata Chemicals, Ltd.	236,756	1,006
Tata Consultancy Services, Ltd.	288,352	8,610
Tata Global Beverages, Ltd.	928,971	2,440
Tata Motors, Ltd.	600,311	2,868
Tata Motors, Ltd. Class A	431,180	925
TVS Motor Co., Ltd.(Å)	568,474	291
Ultratech Cement, Ltd.	56,984	1,721
Union Bank of India	706,070	1,546
United Phosphorus, Ltd.	368,340	771
United Spirits, Ltd.	70,495	2,765
Zee Entertainment Enterprises, Ltd.	476,216	1,935

		93,460

	Principal Amount ($) or Shares	Fair Value $
Indonesia - 2.9%
Alam Sutera Realty Tbk PT	33,326,000	2,270
Astra International Tbk PT	4,884,000	3,089
Bank Mandiri Persero Tbk PT	3,699,500	3,204
Bank Negara Indonesia Persero Tbk PT	3,170,900	1,319
Bank Rakyat Indonesia Persero Tbk PT	10,476,000	8,409
Bank Tabungan Pensiunan Nasional Tbk PT (Æ)	313,000	132
Gudang Garam Tbk PT	188,500	777
Indocement Tunggal Prakarsa Tbk PT	1,365,071	2,769
Indofood Sukses Makmur Tbk PT	2,603,500	1,647
Jasa Marga Persero Tbk PT	6,726,500	3,502
Kalbe Farma Tbk PT	32,485,000	4,520
Lippo Karawaci Tbk PT	6,356,500	792
Malindo Feedmill Tbk PT	4,578,500	1,392
Matahari Department Store Tbk PT (Æ)	716,500	868
Media Nusantara Citra Tbk PT	6,960,000	2,099
Mitra Adiperkasa Tbk PT	576,500	325
Perusahaan Gas Negara Persero Tbk PT	10,389,000	5,964
Ramayana Lestari Sentosa Tbk PT	4,222,992	542
Semen Indonesia Persero Tbk PT	3,101,525	4,587
Tambang Batubara Bukit Asam Persero Tbk PT	1,468,000	1,421
Telekomunikasi Indonesia Persero Tbk PT	1,836,500	2,126
Telekomunikasi Indonesia Persero Tbk PT -ADR	33,449	1,526
United Tractors Tbk PT	2,161,757	3,534

		56,814

Ireland - 0.1%
Dragon Oil PLC	249,959	2,358

Isle of Man - 0.1%
Zhaikmunai, LP - GDR	134,500	1,537

Israel - 0.2%
Israel Chemicals, Ltd.	157,593	1,259
Teva Pharmaceutical Industries, Ltd. - ADR	76,400	3,033

		4,292

Jersey - 0.2%
Randgold Resources, Ltd.	26,541	1,926
West China Cement, Ltd.	8,225,485	1,156

		3,082

Kazakhstan - 0.1%
KazMunaiGas Exploration Production JSC - GDR	104,180	1,528

Kenya - 0.0%
Safaricom, Ltd.	8,226,500	687

Luxembourg - 1.4%
Kernel Holding SA (Æ)	114,091	1,789
MHP SA - GDR	101,634	1,808
O’Key Group SA - GDR	15,666	203
SHS Genesis Smaller Co.	129,480	17,728

Russell Emerging Markets Fund	73

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Tenaris SA - ADR	90,300	4,014
Ternium SA - ADR	129,353	2,894

		28,436

Malaysia - 1.4%
AirAsia BHD	1,959,300	1,909
Axiata Group BHD	2,892,300	6,054
British American Tobacco Malaysia BHD	89,600	1,693
CIMB Group Holdings BHD	520,602	1,263
Gamuda BHD	870,300	1,277
IJM Corp. BHD	1,013,600	1,809
Lafarge Malayan Cement BHD (Æ)	205,941	656
Malayan Banking BHD	1,613,700	5,104
Petronas Dagangan BHD	237,000	1,958
Sapurakencana Petroleum BHD (Æ)	2,133,400	2,538
UEM Sunrise BHD	3,843,900	3,176

		27,437

Marshall Islands - 0.1%
Costamare, Inc.	34,388	605
Navios Maritime Holdings, Inc.	229,810	1,285
StealthGas, Inc. (Æ)	27,365	276

		2,166

Mexico - 4.7%
Alfa SAB de CV Class A	2,588,683	6,646
America Movil SAB de CV - ADR	563,236	11,817
Arca Continental SAB de CV (Æ)	114,300	856
Cemex SAB de CV - ADR (Æ)(Ñ)	920,944	10,600
Coca-Cola Femsa SAB de CV - ADR	12,900	1,821
Corp. Moctezuma SAB de CV	255,663	799
Desarrolladora Homex SAB de CV - ADR (Æ)(Ñ)	126,200	218
Empresas ICA SAB de CV - ADR (Æ)(Ñ)	263,875	2,219
Fomento Economico Mexicano SAB de CV - ADR	128,841	12,818
Fomento Economico Mexicano SAB de CV	36,100	360
Genomma Lab Internacional SAB de CV Class B (Æ)	725,600	1,701
Gruma SAB de CV Class B (Æ)	676,538	3,584
Grupo Aeroportuario del Sureste SAB de CV Class B	109,400	1,297
Grupo Aeroportuario del Sureste SAB de CV - ADR	26,300	3,116
Grupo Financiero Banorte SAB de CV Class O	2,257,877	14,345
Grupo Financiero Inbursa SAB de CV Class O	686,854	1,611
Grupo Televisa SAB - ADR	404,500	10,962
Kimberly-Clark de Mexico SAB de CV Class A	992,500	3,264
Megacable Holdings SAB de CV	344,903	1,021
Mexichem SAB de CV	124,300	582
OHL Mexico SAB de CV (Æ)	233,806	619
Wal-Mart de Mexico SAB de CV	786,400	2,152

		92,408

	Principal Amount ($) or Shares	Fair Value $
Netherlands - 0.2%
OCI NV(Å) (Æ)	86,020	3,219
X5 Retail Group NV - GDR (Æ)	25,297	420

		3,639

Nigeria - 0.6%
Afriland Properties PLC (Æ)(ö)	591,612	—
FBN Holdings PLC	7,869,501	829
FCMB Group PLC (Æ)	15,631,592	457
Guaranty Trust Bank PLC	11,056,152	1,742
Guaranty Trust Bank PLC - GDR	135,694	1,075
Nigerian Breweries PLC	1,842,822	1,977
United Bank for Africa PLC Class A	19,523,214	950
Zenith Bank PLC	39,201,354	4,821

		11,851

Pakistan - 0.1%
Lucky Cement, Ltd.	641,500	1,526
Nishat Mills, Ltd.	161,300	166

		1,692

Panama - 0.4%
Copa Holdings SA Class A	56,800	7,905

Philippines - 0.8%
Alliance Global Group, Inc.	11,566,100	6,991
Bloomberry Resorts Corp. (Æ)	1,359,200	372
Megaworld Corp.	24,300,000	1,813
Metropolitan Bank & Trust - ADR	1,495,952	3,658
Philippine Long Distance Telephone Co. - ADR	5,088	359
SM Investments Corp.	91,818	2,008
Universal Robina Corp.	419,700	1,201

		16,402

Poland - 0.8%
Alior Bank SA (Æ)	28,376	755
Asseco Poland SA	38,535	549
Bank Pekao SA	50,336	2,583
KGHM Polska Miedz SA (Ñ)	227,645	7,906
LPP SA	626	1,366
Polski Koncern Naftowy Orlen S.A. (Ñ)	147,158	2,000

		15,159

Qatar - 0.2%
Industries Qatar QSC	23,620	1,031
Ooredoo QSC	17,900	687
Qatar National Bank SAQ	56,300	2,737

		4,455

Russia - 6.6%
Gazprom OAO - ADR	2,186,711	16,991
Gazprom OAO - ADR (Æ)	1,469,044	11,385
LSR Group - GDR	150,598	637
LSR Group	6,272	118
Lukoil OAO - ADR (Æ)	375,742	22,342

74	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Lukoil OAO - ADR	271,100	15,995
Magnit OJSC	737	179
MegaFon OAO - GDR	55,573	1,764
MMC Norilsk Nickel OJSC - ADR	160,670	2,154
Mobile Telesystems OJSC - ADR	260,102	5,069
NovaTek OAO - GDR	46,750	5,437
Novolipetsk Steel OJSC - GDR	262,101	3,811
Novorossiysk Commercial Sea Port PJSC - GDR	97,861	658
Novorossiysk Commercial Sea Port PJSC - GDR(Þ)	23,647	159
Raspadskaya OAO (Æ)	297,534	289
Rosneft OAO - GDR	893,169	6,324
Sberbank of Russia	4,220,644	12,194
Sberbank of Russia - ADR (Æ)	1,276,531	14,795
Sberbank of Russia - ADR	344,204	3,969
Sberbank of Russia - GDR (Æ)(Þ)	70,184	811
Surgutneftegas OAO - ADR	593,771	4,697

		129,778

Singapore - 0.1%
Keppel Land, Ltd.	425,000	1,234

South Africa - 4.1%
African Bank Investments, Ltd.	392,439	579
Anglo American Platinum, Ltd. (Æ)	23,843	847
ArcelorMittal South Africa, Ltd. Class H (Æ)	279,244	946
Aspen Pharmacare Holdings, Ltd. (Æ)	382,376	8,484
Aveng, Ltd.	609,548	1,810
AVI, Ltd.	426,470	2,483
Bidvest Group, Ltd. (Æ)	380,821	9,418
Capitec Bank Holdings, Ltd.	22,683	414
Discovery Holdings, Ltd.	329,732	2,983
FirstRand, Ltd.	365,700	1,099
Foschini Group, Ltd. (The)	118,636	1,210
Impala Platinum Holdings, Ltd.	146,900	1,444
Life Healthcare Group Holdings, Ltd.	769,732	2,809
Massmart Holdings, Ltd.	70,388	1,195
Mediclinic International, Ltd.	422,810	2,957
Mr Price Group, Ltd.	258,273	3,369
MTN Group, Ltd.	289,323	5,433
Nampak, Ltd.	279,800	905
Naspers, Ltd. Class N	62,209	5,208
Pick n Pay Stores, Ltd.	233,583	894
Pick’n Pay Holdings, Ltd.	38,790	69
Remgro, Ltd.	104,778	2,007
Reunert, Ltd.	150,673	1,023
Sanlam, Ltd.	611,464	2,946
Sasol, Ltd. - ADR (Ñ)	84,505	3,896
Shoprite Holdings, Ltd. - ADR	221,343	3,744
Standard Bank Group, Ltd.	611,463	6,849
Steinhoff International Holdings, Ltd. (Æ)	141,121	375
Vodacom Group, Ltd. - ADR	351,440	4,158
Woolworths Holdings, Ltd.	266,224	1,815

		81,369

	Principal Amount ($) or Shares	Fair Value $
South Korea - 11.9%
Amorepacific Corp.	2,212	1,867
BS Financial Group, Inc.	89,570	1,280
CJ CGV Co., Ltd.	4,998	214
CJ Hellovision Co., Ltd. (Æ)	68,100	1,094
Coway Co., Ltd.	25,337	1,353
Daum Communications Corp.	8,280	646
DGB Financial Group, Inc.	205,040	3,075
Halla Visteon Climate Control Corp.	70,850	2,103
Hana Tour Service, Inc.	12,965	887
Hankook Tire Co., Ltd.	165,204	8,853
Hanmi Pharm Co., Ltd. (Æ)	1,929	288
Hanwha Life Insurance Co., Ltd.	125,020	750
Hyosung Corp.	32,140	1,928
Hyundai Marine & Fire Insurance Co., Ltd.	75,570	2,072
Hyundai Mobis	13,574	3,311
Hyundai Motor Co.	41,570	8,603
KB Financial Group, Inc. - ADR	186,145	5,886
KB Financial Group, Inc.	66,359	2,103
KCC Corp.	12,357	3,839
Kia Motors Corp.	205,963	11,678
Korea Electric Power Corp. (Æ)	119,823	3,056
Korea Electric Power Corp. - ADR	25,556	323
Korea Kolmar Co., Ltd.	70,360	1,450
Korea Zinc Co., Ltd.	2,760	704
KT Corp. - ADR	236,300	3,785
KT Corp.	112,860	3,657
LG Chem, Ltd.	19,824	4,976
LG Display Co., Ltd. (Æ)	294,970	7,312
LG Display Co., Ltd. - ADR (Ñ)	161,400	2,000
LG Electronics, Inc. Class H	38,929	2,526
LG International Corp.	52,470	1,436
LIG Insurance Co., Ltd.	53,800	1,183
Lotte Chilsung Beverage Co., Ltd.	3,116	4,086
Lotte Confectionery Co., Ltd.	2,080	2,936
Macquarie Korea Infrastructure Fund	1,102,730	6,685
MegaStudy Co., Ltd.	4,756	277
Meritz Fire & Marine Insurance Co., Ltd.	62,996	782
NongShim Co., Ltd.	2,934	680
Samsung Electronics Co., Ltd.	45,334	51,652
Samsung Electronics Co., Ltd. - GDR	30,049	13,308
Samsung Engineering Co., Ltd.	25,971	1,819
Samsung Fire & Marine Insurance Co., Ltd.	62,311	13,312
Samsung Heavy Industries Co., Ltd.	69,110	2,458
Samsung Life Insurance Co., Ltd.	71,770	6,868
Shinhan Financial Group Co., Ltd.	138,909	5,070
Shinsegae Co., Ltd.	7,740	1,505
SK Broadband Co., Ltd. (Æ)	147,985	705
SK Hynix, Inc. (Æ)	341,110	8,259
SK Telecom Co., Ltd. - ADR (Ñ)	596,752	12,884
SK Telecom Co., Ltd.	41,581	8,161

		235,685

Spain - 0.1%
Banco Santander SA - ADR (Ñ)	99,400	2,242

Russell Emerging Markets Fund	75

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Switzerland - 0.1%
Coca-Cola HBC AG - ADR	77,631	2,022

Taiwan - 6.5%
Advanced Semiconductor Engineering, Inc.	5,201,459	4,267
Advantech Co., Ltd.	686,000	3,317
AU Optronics Corp. (Æ)	4,817,000	1,703
Cathay Financial Holding Co., Ltd.	1,495,000	2,174
Cheng Shin Rubber Industry Co., Ltd.	440,000	1,459
China Life Insurance Co., Ltd.	1,279,065	1,312
Chunghwa Picture Tubes	11,059,000	575
Compal Communications, Inc.	239,000	340
CTBC Financial Holding Co., Ltd.	801,399	529
Delta Electronics, Inc.	708,970	3,440
Far EasTone Telecommunications Co., Ltd.	749,000	1,908
Fubon Financial Holding Co., Ltd.	1,312,000	1,842
Giant Manufacturing Co., Ltd.	195,000	1,476
Gigabyte Technology Co., Ltd.	447,000	403
Global Mixed Mode Technology, Inc.	525,000	1,402
Grape King Industrial Co.	81,000	394
Hiwin Technologies Corp.	279,400	1,747
Hon Hai Precision Industry Co., Ltd.	2,302,976	5,975
Innolux Corp. (Æ)	5,135,000	2,278
Inventec Corp.	1,148,000	865
King Yuan Electronics Co., Ltd.	4,463,000	2,977
King’s Town Bank	813,000	705
Kinsus Interconnect Technology Corp.	338,000	1,206
Largan Precision Co., Ltd.	151,000	5,237
Lite-On Technology Corp.	2,574,572	4,379
Makalot Industrial Co., Ltd.	218,000	1,192
MediaTek, Inc.	904,022	10,853
Pou Chen Corp. Class B	916,000	938
President Chain Store Corp.	541,000	4,032
Realtek Semiconductor Corp.	217,000	520
Richtek Technology Corp.	81,706	332
ScinoPharm Taiwan, Ltd.	541,000	1,541
Siliconware Precision Industries Co.	802,000	932
St. Shine Optical Co., Ltd.	62,000	1,735
Star Comgistic Capital Co., Ltd. (Æ)	734,200	278
Taiwan Semiconductor Manufacturing Co., Ltd.	7,619,133	26,044
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	638,513	10,842
Teco Electric and Machinery Co., Ltd.	969,000	1,057
Tripod Technology Corp.	753,000	1,569
TSRC Corp.	894,000	1,622
Uni-President Enterprises Corp.	2,697,675	5,506
United Microelectronics Corp.	8,558,795	3,810
Vanguard International Semiconductor Corp.	156,000	156
Winbond Electronics Corp. (Æ)	4,811,000	1,064
Wistron Corp.	376,765	359
Yageo Corp. (Æ)	3,955,000	1,326
Yuanta Financial Holding Co., Ltd.	2,053,000	1,071

		128,689

	Principal Amount ($) or Shares	Fair Value $
Thailand - 4.3%
Advanced Info Service PCL	485,400	4,311
Airports of Thailand PCL	687,100	3,908
Bangkok Bank PCL	875,300	5,782
Bangkok Dusit Medical Services PCL Class F	1,384,200	6,479
Bank of Ayudhya PCL(Å)	2,840,890	3,381
BEC World PCL	833,300	1,637
Berli Jucker PCL	130,500	180
Big C Supercenter PCL	243,400	1,509
Central Pattana PCL	497,000	683
CP ALL PCL	2,012,800	2,299
Delta Electronics Thailand PCL	1,980,600	2,832
Home Product Center PCL	4,409,763	1,662
Jasmine International PCL	29,277,600	7,764
Land and Houses PCL	7,583,000	2,447
LPN Development PCL	1,004,000	683
Minor International PCL	1,614,100	1,186
Pruksa Real Estate PCL	1,908,200	1,146
PTT PCL	522,700	5,528
Robinson Department Store PCL	830,000	1,498
Shin Corp. PCL (Æ)	2,219,300	6,169
Siam Cement PCL	221,300	3,238
Siam Commercial Bank PCL	1,630,901	8,259
Supalai PCL	1,970,400	976
Thai Beverage PCL	6,832,890	2,903
Thai Oil PCL	839,000	1,635
Thai Union Frozen Products PCL	924,300	1,661
Thanachart Capital PCL	1,538,800	1,647
Tisco Financial Group PCL	1,108,600	1,346
TMB Bank PCL	7,255,705	542
VGI Global Media PCL	233,740	870

		84,161

Turkey - 3.7%
Akbank TAS	905,449	3,480
Akfen Holding AS	138,748	307
Alarko Carrier Sanayii VE Ticaret AS	32,344	531
Anadolu Efes Biracilik Ve Malt Sanayii AS	191,213	2,637
Arcelik AS	1,012,001	6,743
Aselsan Elektronik Sanayi Ve Ticaret AS	204,930	932
Asya Katilim Bankasi AS (Æ)	694,117	699
Aygaz AS	578,203	2,646
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	456,017	1,277
Coca-Cola Icecek AS	24,300	684
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	558,719	626
Enka Insaat ve Sanayi AS	609,430	1,687
Ford Otomotiv Sanayi AS	112,707	1,613
Haci Omer Sabanci Holding AS	171,386	855
Ipek Dogal Enerji Kaynaklari Ve Uretim AS (Æ)	201,922	404
Koza Altin Isletmeleri AS	179,391	2,474
Petkim Petrokimya Holding AS (Æ)	673,112	942
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	460,052	454
TAV Havalimanlari Holding AS	196,271	1,232

76	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Tekfen Holding AS	787,518	2,481
Teknosa Ic Ve Dis Ticaret AS (Æ)	197,095	1,364
Tofas Turk Otomobil Fabrikasi AS	124,823	829
Tupras Turkiye Petrol Rafinerileri AS	64,993	1,390
Turk Hava Yollari	3,305,267	13,932
Turk Traktor ve Ziraat Makineleri AS	107,434	3,357
Turkcell Iletisim Hizmetleri AS (Æ)	492,710	2,876
Turkcell Iletisim Hizmetleri AS - ADR (Æ)	112,300	1,638
Turkiye Garanti Bankasi AS	1,534,331	6,007
Turkiye Halk Bankasi AS	357,335	2,686
Turkiye Is Bankasi Class C	242,280	643
Turkiye Vakiflar Bankasi Tao Class D	810,097	1,770
Yapi ve Kredi Bankasi AS	2,138,565	4,662

		73,858

United Arab Emirates - 0.1%
Emaar Properties PJSC	1,360,800	2,212

United Kingdom - 3.3%
Anglo American PLC	627,943	13,557
Anglo American PLC - ADR (Ñ)	114,400	1,222
Bank of Georgia Holdings PLC	146,421	3,965
Genesis Indian Investment Co., Ltd.	213,572	17,592
Hikma Pharmaceuticals PLC	250,556	4,239
SABMiller PLC - ADR	322,766	15,775
Tullow Oil PLC	490,128	7,739

		64,089

United States - 1.1%
Avon Products, Inc.	186,400	4,261
Cognizant Technology Solutions Corp. Class A (Æ)	35,832	2,594
ePlus, Inc.	3,660,000	1,968
First Cash Financial Services, Inc. (Æ)	35,600	1,901
Maginet Corp. (Æ)	49,708	2,863
Sohu.com, Inc. (Æ)	69,807	4,361
X5 Retail Group NV - GDR (Æ)	200,865	3,336

		21,284

Virgin Islands, British - 0.1%
Arcos Dorados Holdings, Inc. Class A (Ñ)	57,200	690
Mail.ru Group, Ltd. - GDR	34,765	1,111
NAM TAI Electronics, Inc.	92,381	721

		2,522

Zimbabwe - 0.1%
Delta Corp., Ltd.	645,600	968

Total Common Stocks (cost $1,604,385)		1,751,877

Preferred Stocks - 1.7%
Brazil - 1.1%
Alpargatas SA	130,196	800
Banco Bradesco SA (Æ)	228,580	2,775
Banco do Estado do Rio Grande do Sul SA	44,200	295

	Principal Amount ($) or Shares	Fair Value $
Cia Brasileira de Distribuicao Grupo Pao de Acucar Class Preference	17,500	776
Cia de Bebidas das Americas	18,500	698
Cia de Transmissao de Energia Eletrica Paulista (Æ)	64,700	961
Cia Energetica de Minas Gerais	196,000	1,792
Investimentos Itau SA	1,535,559	5,634
Itau Unibanco Holding SA	304,610	3,891
Lojas Americanas SA	201,400	1,405
Marcopolo SA	233,600	1,326
Oi SA	292,398	537
Telefonica Brasil SA	110	2

		20,892

Chile - 0.0%
Embotelladora Andina SA	61,665	330
Embotelladora Andina SA Class A	13,200	56

		386

Colombia - 0.0%
Bancolombia SA	7,200	103

Russia - 0.2%
AK Transneft OAO	1,606	3,835

South Korea - 0.4%
Samsung Electronics Co., Ltd.	11,855	8,621

Total Preferred Stocks (cost $29,552)		33,837

Certificates of Participation - 1.2%
Netherlands - 0.3%
JP Morgan Structured Products BV
Series 0001
Zero coupon due 05/16/17	328	1,091
Zero coupon due 07/02/18	16	950
Series 0002
Zero coupon due 05/16/17	163	542
Zero coupon due 07/02/18	263	1,126
Series 0003
Zero coupon due 02/16/17	463	1,195

		4,904

Switzerland - 0.1%
Credit Suisse Nassau
Zero coupon due 03/29/16 (Þ)	852	2,134

United Kingdom - 0.8%
HSBC Bank PLC
Zero coupon due 11/24/14	53	1,175
Zero coupon due 03/27/15	32	338
Zero coupon due 05/04/15	61	3,414
Series 0001
Zero coupon due 12/05/14	161	3,602

Russell Emerging Markets Fund	77

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Fair Value $

Series 0005
Zero coupon due 09/23/13	5,960		2,867
Series 0006
Zero coupon due 02/23/15	7,870		3,432

			14,828

United States - 0.0%
Citigroup Global Markets Holdings, Inc.
Series 2
Zero coupon due 10/28/13	317		482

Total Certificates of Participation (cost $26,621)			22,348

Warrants & Rights - 0.6%
Curacao - 0.3%
Emaar Properties PJSC(Æ)
2015 Warrants	1,749,480		2,843
First Gulf Bank PJSC(Æ)
2015 Warrants	533,770		2,386

			5,229

Germany - 0.2%
Aldar Properties PJSC(Æ)
2017 Warrants	2,526,950		1,844
Almarai Co., Ltd.(Þ)(Æ)
2016 Warrants	39,590		881
Commercial Bank of Qatar QSC (The)(Æ)
2017 Warrants	128,068		2,409

			5,134

Netherlands - 0.1%
Grasim Industries, Ltd.(Æ)
2017 Warrants	37,300		1,612

Total Warrants & Rights (cost $10,664)			11,975

Short-Term Investments - 6.7%
United States - 6.7%
Russell U.S. Cash Management Fund	131,686,819	(¥)	131,687

Total Short-Term Investments (cost $131,687)			131,687

	Principal Amount ($) or Shares		Fair Value $
Other Securities - 5.4%
Russell U.S. Cash Collateral Fund (×)	107,085,420	(¥)	107,085

Total Other Securities (cost $107,085)			107,085

Total Investments - 104.4% (identified cost $1,909,994)			2,058,809

Other Assets and Liabilities, Net - (4.4%)			(85,851)

Net Assets - 100.0%			1,972,958

See accompanying notes which are an integral part of this quarterly report.

78	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share and cost per unit amounts)

Restricted Securities

% of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Fair Value (000) $

0.5%
Bank of Ayudhya PCL	04/18/11	2,840,890	0.84	2,400	3,381
Kotak Mahindra Bank, Ltd.	03/26/12	279,976	10.50	2,940	3,004
Lupin, Ltd.	07/15/11	47,106	10.76	507	675
OCI NV	03/11/99	86,020	8.07	695	3,219
TVS Motor Co., Ltd.	07/29/10	568,474	1.44	817	291

					10,570

For a description of restricted securities see note 7 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell Emerging Markets Fund	79

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
BIST-30 Futures (Turkey)	610	TRY	5,426	08/13	(77)
FTSE JSE Top 40 Index Futures (South Africa)	219	ZAR	80,272	09/13	50
Hang Seng Index Futures (Hong Kong)	86	HKD	94,015	08/13	16
H-shares Index Futures (Hong Kong)	190	HKD	91,837	08/13	(210)
KOSPI 200 Index Futures (South Korea)	153	KRW	19,002,600	09/13	(64)
Mexico Bolsa Index Futures (Mexico)	179	MXN	73,367	09/13	133
MSCI Taiwan Index Futures (Taiwan)	510	USD	14,504	08/13	(73)
SGX CNX Nifty Index Futures (India)	700	USD	8,088	08/13	(433)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(658)

See accompanying notes which are an integral part of this quarterly report.

80	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Bank of America	USD	202	TRY	400	09/18/13	3
Bank of America	USD	1,806	TRY	3,442	09/18/13	(43)
Bank of Montreal	USD	5,160	HKD	40,000	09/18/13	(1)
Bank of New York	USD	49	EUR	37	08/01/13	—
Barclays	USD	785	KRW	889,323	09/17/13	4
Barclays	USD	5,305	MYR	16,684	09/17/13	(175)
Barclays	USD	5,468	ZAR	56,356	09/17/13	207
Barclays	IDR	10,147,347	USD	993	09/17/13	13
Citigroup	USD	5,761	BRL	13,195	08/02/13	23
Citigroup	USD	5,797	BRL	13,212	08/02/13	(5)
Citigroup	USD	5,753	BRL	13,195	09/04/13	(10)
Citigroup	USD	1,383	INR	83,415	09/17/13	(28)
Citigroup	USD	901	PEN	2,398	09/17/13	(47)
Citigroup	USD	8,482	RUB	283,012	09/17/13	38
Citigroup	USD	1,537	ZAR	15,583	09/17/13	32
Citigroup	BRL	13,195	USD	5,792	08/02/13	8
Citigroup	BRL	13,212	USD	5,769	08/02/13	(23)
Citigroup	KRW	2,145,870	USD	1,912	09/17/13	7
Citigroup	KRW	15,465,790	USD	13,622	09/17/13	(109)
Citigroup	MXN	12,035	USD	922	09/17/13	(16)
Citigroup	PEN	2,398	USD	856	09/17/13	2
Citigroup	RUB	174,841	USD	5,247	09/17/13	(16)
Citigroup	RUB	259,405	USD	7,893	09/17/13	84
Citigroup	ZAR	28,589	USD	2,811	09/17/13	(69)
Credit Suisse	USD	5,761	BRL	13,195	08/02/13	23
Credit Suisse	USD	5,763	BRL	13,195	09/04/13	(20)
Credit Suisse	BRL	13,195	USD	5,803	08/02/13	19
Deutsche Bank	USD	3,472	INR	206,000	09/18/13	(125)
Deutsche Bank	USD	1,873	KRW	2,132,500	09/17/13	21
Deutsche Bank	USD	8,444	MXN	109,693	09/17/13	106
Deutsche Bank	USD	3,471	MYR	10,570	09/17/13	(222)
Deutsche Bank	USD	39	PLN	125	08/01/13	—
Deutsche Bank	USD	687	ZAR	6,725	08/05/13	(5)
Deutsche Bank	CNY	5,804	USD	935	09/17/13	(9)
Deutsche Bank	CNY	18,988	USD	3,063	09/17/13	(25)
Deutsche Bank	HUF	26,611	USD	118	08/01/13	—
Deutsche Bank	INR	122,995	USD	2,028	09/17/13	30
Deutsche Bank	KRW	980,242	USD	871	09/17/13	1
Deutsche Bank	MYR	36,333	USD	11,386	09/17/13	215
Deutsche Bank	TWD	50,738	USD	1,686	09/17/13	(7)
Deutsche Bank	ZAR	1,607	USD	165	08/01/13	2
JPMorgan Chase	USD	1,289	HKD	10,000	09/18/13	—
JPMorgan Chase	USD	157	TRY	300	09/18/13	(4)
JPMorgan Chase	USD	804	ZAR	7,894	08/01/13	(4)
JPMorgan Chase	USD	1,056	ZAR	10,324	08/02/13	(9)
JPMorgan Chase	USD	3,053	ZAR	31,106	09/18/13	79
Royal Bank of Canada	USD	10,368	HKD	80,469	09/18/13	9
Royal Bank of Scotland	USD	1,785	CLP	917,453	09/17/13	(12)
Royal Bank of Scotland	USD	2,803	CLP	1,438,171	09/17/13	(24)
Royal Bank of Scotland	USD	2,565	COP	4,959,897	09/17/13	40
Royal Bank of Scotland	USD	71	EUR	54	08/02/13	—
Royal Bank of Scotland	USD	31	PLN	99	08/02/13	—
Royal Bank of Scotland	USD	26	PLN	83	08/05/13	—
Royal Bank of Scotland	USD	630	TRY	1,200	09/18/13	(15)

See accompanying notes which are an integral part of this quarterly report.

Russell Emerging Markets Fund	81

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Royal Bank of Scotland	USD	1,870	TWD	55,805	09/17/13	(8)
Royal Bank of Scotland	HUF	68,499	USD	303	08/02/13	(1)
Royal Bank of Scotland	HUF	98,124	USD	434	08/05/13	(2)
Royal Bank of Scotland	RUB	23,607	USD	744	09/17/13	34
Royal Bank of Scotland	TRY	10,435	USD	5,598	09/17/13	255
Royal Bank of Scotland	TWD	68,628	USD	2,289	09/17/13	(1)
Standard Chartered	USD	439	BRL	1,000	08/02/13	(1)
Standard Chartered	USD	3,348	BRL	7,668	08/02/13	13
Standard Chartered	USD	5,354	BRL	12,127	08/02/13	(38)
Standard Chartered	USD	5,645	BRL	12,425	08/02/13	(199)
Standard Chartered	USD	7,716	BRL	17,671	08/02/13	30
Standard Chartered	USD	938	CNY	5,804	09/17/13	6
Standard Chartered	USD	10,368	HKD	80,469	09/18/13	9
Standard Chartered	USD	3,612	IDR	37,690,155	09/17/13	29
Standard Chartered	USD	2,949	INR	174,510	09/17/13	(113)
Standard Chartered	USD	1,153	INR	70,000	09/18/13	(16)
Standard Chartered	USD	1,774	KRW	2,000,000	09/17/13	2
Standard Chartered	USD	1,873	KRW	2,132,500	09/17/13	20
Standard Chartered	USD	8,934	KRW	10,173,307	09/17/13	98
Standard Chartered	USD	466	MXN	6,000	09/18/13	1
Standard Chartered	USD	2,875	MYR	9,079	09/17/13	(84)
Standard Chartered	USD	2,139	TWD	63,561	09/17/13	(18)
Standard Chartered	USD	1,094	ZAR	11,000	09/18/13	14
Standard Chartered	USD	3,051	ZAR	31,106	09/18/13	81
Standard Chartered	BRL	1,000	USD	437	08/02/13	(2)
Standard Chartered	BRL	7,668	USD	3,433	08/02/13	72
Standard Chartered	BRL	12,127	USD	5,295	08/02/13	(21)
Standard Chartered	BRL	12,425	USD	5,425	08/02/13	(21)
Standard Chartered	BRL	17,671	USD	7,791	08/02/13	45
Standard Chartered	BRL	12,127	USD	5,318	09/04/13	40
Standard Chartered	HKD	20,000	USD	2,578	09/18/13	(1)
State Street	USD	8	BRL	18	08/01/13	—
State Street	USD	15	BRL	34	08/01/13	—
State Street	USD	38	BRL	87	08/01/13	—
State Street	USD	58	BRL	132	08/01/13	—
State Street	USD	115	BRL	262	08/01/13	—
State Street	USD	8	BRL	17	08/02/13	—
State Street	USD	14	BRL	31	08/02/13	—
State Street	USD	15	BRL	35	08/02/13	—
State Street	USD	17	BRL	39	08/02/13	—
State Street	USD	20	BRL	46	08/02/13	—
State Street	USD	63	BRL	145	08/02/13	—
State Street	USD	111	BRL	254	08/02/13	—
State Street	USD	133	BRL	305	08/02/13	1
State Street	USD	238	BRL	540	08/02/13	(1)
State Street	USD	428	BRL	975	08/02/13	(1)
State Street	USD	5,640	BRL	12,425	08/02/13	(194)
State Street	USD	84	EUR	64	08/05/13	—
State Street	USD	33	HKD	253	08/01/13	—
State Street	USD	56	HKD	436	08/02/13	—
State Street	USD	83	HKD	642	08/02/13	—
State Street	USD	1,251	HUF	288,160	09/17/13	24
State Street	USD	3,477	INR	206,000	09/18/13	(131)
State Street	USD	822	KRW	950,000	09/17/13	22

See accompanying notes which are an integral part of this quarterly report.

82	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

State Street	USD	372	MXN	5,000	09/18/13	17
State Street	USD	2,370	MXN	30,756	09/18/13	27
State Street	USD	2,370	MXN	30,756	09/18/13	27
State Street	USD	830	PLN	2,812	09/17/13	47
State Street	USD	1,302	PLN	4,331	09/17/13	49
State Street	USD	1,324	PLN	4,256	09/17/13	4
State Street	USD	5	THB	160	08/01/13	—
State Street	USD	48	THB	1,506	08/01/13	—
State Street	USD	5	THB	160	08/02/13	—
State Street	USD	80	THB	2,521	08/02/13	—
State Street	USD	1,138	TRY	2,218	09/17/13	(2)
State Street	USD	2,534	TRY	4,829	09/17/13	(61)
State Street	USD	157	TRY	300	09/18/13	(4)
State Street	USD	178	TRY	350	09/18/13	1
State Street	USD	8	ZAR	78	08/06/13	—
State Street	USD	599	ZAR	5,871	08/06/13	(4)
State Street	BRL	126	USD	55	08/01/13	—
State Street	BRL	540	USD	236	08/02/13	(1)
State Street	BRL	12,425	USD	5,425	08/02/13	(21)
State Street	CZK	29,638	USD	1,540	09/17/13	20
State Street	HKD	146	USD	19	08/01/13	—
State Street	HKD	192	USD	25	08/01/13	—
State Street	HKD	273	USD	35	08/01/13	—
State Street	HKD	503	USD	65	08/01/13	—
State Street	HKD	169	USD	22	08/02/13	—
State Street	HKD	348	USD	45	08/02/13	—
State Street	HUF	288,160	USD	1,286	09/17/13	11
State Street	MXN	30	USD	2	08/01/13	—
State Street	MXN	140	USD	11	08/01/13	—
State Street	MXN	1,883	USD	146	08/02/13	(1)
State Street	MYR	52	USD	16	08/01/13	—
State Street	MYR	115	USD	35	08/01/13	—
State Street	MYR	115	USD	35	08/01/13	—
State Street	PHP	500	USD	11	08/01/13	—
State Street	PHP	12,485	USD	287	08/01/13	—
State Street	PLN	11,399	USD	3,517	09/17/13	(39)
State Street	THB	725	USD	23	08/02/13	—
State Street	THB	3,247	USD	103	08/02/13	—
State Street	TRY	3,611	USD	1,875	09/17/13	26
State Street	ZAR	100	USD	10	08/01/13	—
State Street	ZAR	272	USD	28	08/01/13	—
State Street	ZAR	8,078	USD	821	08/02/13	2
UBS	USD	109	HKD	849	08/02/13	—
UBS	ZAR	1,011	USD	103	08/02/13	1

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(15)

Index Swap Contracts
Fund Receives Underlying Security	Counterparty	Notional Amount		Terms	Termination Date	Fair Value $

Bovespa Index Futures	Goldman Sachs	BRL	17,547	Total Return of Underlying Security at Termination	08/14/13	(518)

Total Fair Value of Open Index Swap Contracts Premiums Paid (Received) - $— (å)						(518)

See accompanying notes which are an integral part of this quarterly report.

Russell Emerging Markets Fund	83

Russell Investment Company

Russell Emerging Markets Fund

Presentation of Portfolio Holdings — July 31, 2013 (Unaudited)

Amounts in thousands

	Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Argentina	$902	$—	$—	$902
Austria	1,281	—	—	1,281
Bermuda	25,304	—	—	25,304
Brazil	164,560	—	—	164,560
Canada	7,349	—	—	7,349
Cayman Islands	142,590	—	434	143,024
Chile	5,233	—	—	5,233
China	94,095	—	—	94,095
Colombia	6,476	—	—	6,476
Cyprus	293	—	394	687
Czech Republic	5,257	—	—	5,257
Greece	1,668	—	—	1,668
Hong Kong	80,266	—	—	80,266
Hungary	10,354	—	—	10,354
India	92,192	—	1,268	93,460
Indonesia	56,814	—	—	56,814
Ireland	2,358	—	—	2,358
Isle of Man	1,537	—	—	1,537
Israel	4,292	—	—	4,292
Jersey	3,082	—	—	3,082
Kazakhstan	1,528	—	—	1,528
Kenya	687	—	—	687
Luxembourg	28,436	—	—	28,436
Malaysia	27,437	—	—	27,437
Marshall Islands	2,166	—	—	2,166
Mexico	92,408	—	—	92,408
Netherlands	3,639	—	—	3,639
Nigeria	11,851	—	—	11,851
Pakistan	1,692	—	—	1,692
Panama	7,905	—	—	7,905
Philippines	16,402	—	—	16,402
Poland	15,159	—	—	15,159
Qatar	4,455	—	—	4,455
Russia	129,778	—	—	129,778
Singapore	1,234	—	—	1,234
South Africa	81,369	—	—	81,369
South Korea	235,685	—	—	235,685
Spain	2,242	—	—	2,242
Switzerland	2,022	—	—	2,022
Taiwan	128,689	—	—	128,689
Thailand	84,161	—	—	84,161
Turkey	73,858	—	—	73,858
United Arab Emirates	2,212	—	—	2,212
United Kingdom	46,497	17,592	—	64,089
United States	21,284	—	—	21,284
Virgin Islands, British	2,522	—	—	2,522
Zimbabwe	968	—	—	968
Preferred Stocks	33,837	—	—	33,837
Certificates of Participation	—	19,732	2,616	22,348
Warrants & Rights	—	11,975	—	11,975
Short-Term Investments	—	131,687	—	131,687
Other Securities	—	107,085	—	107,085

Total Investments	1,766,026	288,071	4,712	2,058,809

See accompanying notes which are an integral part of this quarterly report.

84	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Presentation of Portfolio Holdings, continued — July 31, 2013 (Unaudited)

Amounts in thousands

	Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Other Financial Instruments
Futures Contracts	$(658)	$—	$—	$(658)
Foreign Currency Exchange Contracts	(45)	30	—	(15)
Index Swap Contracts	—	(518)	—	(518)

Total Other Financial Instruments*	$(703)	$(488)	$—	$(1,191)

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2013, see note 2 in the Notes to Quarterly Report.

Investments in which significant unobservable inputs (Level 3) used in determining a value for the period ending July 31, 2013 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

Russell Emerging Markets Fund	85

Russell Investment Company

Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Common Stocks - 91.8%
Consumer Discretionary - 15.2%
Amazon.com, Inc. (Æ)	30,700	9,247
AutoZone, Inc. (Æ)(Ñ)	2,500	1,121
CBS Corp. Class B	29,600	1,564
Chipotle Mexican Grill, Inc. Class A (Æ)	10,600	4,370
Coach, Inc.	3,900	207
Comcast Corp. Class A (Æ)	198,835	8,707
DISH Network Corp. Class A	8,000	357
eBay, Inc. (Æ)	132,750	6,862
Expedia, Inc.	12,200	575
Ford Motor Co.	274,763	4,638
General Motors Co. (Æ)	140,700	5,047
Home Depot, Inc.	39,500	3,122
Johnson Controls, Inc.	21,100	848
Las Vegas Sands Corp.	47,300	2,629
Lennar Corp. Class A (Ñ)	2,800	95
Lowe’s Cos., Inc.	209,985	9,361
Lululemon Athletica, Inc. (Æ)(Ñ)	1,300	90
Macy’s, Inc.	14,800	715
McDonald’s Corp.	2,500	245
Nike, Inc. Class B	62,200	3,914
NVR, Inc. (Æ)	200	185
priceline.com, Inc. (Æ)	6,500	5,692
PulteGroup, Inc.	51,000	848
Ross Stores, Inc.	9,400	634
Royal Caribbean Cruises, Ltd.	11,100	423
Starbucks Corp.	104,267	7,428
Starwood Hotels & Resorts Worldwide, Inc.	53,960	3,569
Target Corp.	27,800	1,981
Tiffany & Co.	22,640	1,800
Time Warner Cable, Inc.	9,900	1,129
Time Warner, Inc.	91,800	5,716
TJX Cos., Inc.	32,700	1,702
Ulta Salon Cosmetics & Fragrance, Inc. (Æ)	28,800	2,906
VF Corp.	7,100	1,399
Viacom, Inc. Class B	38,515	2,803
Wal-Mart Stores, Inc.	10,100	787
Walt Disney Co. (The)	10,400	672
Wyndham Worldwide Corp.	59,865	3,730
Yum! Brands, Inc.	77,100	5,622

		112,740

Consumer Staples - 5.1%
Archer-Daniels-Midland Co.	33,300	1,214
Clorox Co. (The)	1,300	112
Coca-Cola Co. (The)	161,900	6,489
Coca-Cola Enterprises, Inc.	11,600	435
Colgate-Palmolive Co.	64,580	3,866
ConAgra Foods, Inc.	6,100	221
Constellation Brands, Inc. Class A (Æ)	4,300	224
CVS Caremark Corp.	155,969	9,591
Dr Pepper Snapple Group, Inc.	9,700	453
Energizer Holdings, Inc.	3,200	326
General Mills, Inc.	30,300	1,576
Kimberly-Clark Corp.	9,200	909

	Principal Amount ($) or Shares	Fair Value $
Kroger Co. (The)	14,200	558
Mondelez International, Inc. Class A	70,200	2,195
PepsiCo, Inc.	28,800	2,406
Philip Morris International, Inc.	42,050	3,750
Procter & Gamble Co. (The)	41,300	3,316

		37,641

Energy - 9.8%
Anadarko Petroleum Corp.	11,400	1,009
Apache Corp.	48,850	3,920
Baker Hughes, Inc.	13,600	645
Cameron International Corp. (Æ)	83,201	4,934
Cheniere Energy, Inc. (Æ)	5,800	166
Chevron Corp.	58,502	7,365
ConocoPhillips	28,100	1,823
CST Brands, Inc. (Æ)	3,500	114
Denbury Resources, Inc. (Æ)	10,300	180
Dresser-Rand Group, Inc. (Æ)	63,253	3,850
Ensco PLC Class A	13,100	751
EOG Resources, Inc.	7,900	1,149
Exxon Mobil Corp.	46,600	4,369
FMC Technologies, Inc. (Æ)	45,300	2,415
Halliburton Co.	132,004	5,965
Kinder Morgan, Inc.	118,798	4,486
Marathon Petroleum Corp.	10,300	755
National Oilwell Varco, Inc.	101,580	7,128
Occidental Petroleum Corp.	36,500	3,250
Phillips 66 (Æ)	2,700	166
Schlumberger, Ltd.	137,330	11,169
Southwestern Energy Co. (Æ)	68,500	2,657
Valero Energy Corp.	31,100	1,113
Weatherford International, Ltd. (Æ)	165,054	2,304
Williams Cos., Inc. (The)	22,500	769

		72,452

Financial Services - 17.2%
ACE, Ltd.	62,961	5,753
Aflac, Inc.	4,900	302
American Express Co.	60,500	4,463
American International Group, Inc.	199,292	9,070
Aon PLC	47,650	3,216
Axis Capital Holdings, Ltd.	9,200	401
Bank of America Corp.	188,200	2,748
Berkshire Hathaway, Inc. Class B (Æ)	13,600	1,576
Boston Properties, Inc. (ö)	5,800	620
Capital One Financial Corp.	115,765	7,990
CBL & Associates Properties, Inc. (ö)	9,000	205
Charles Schwab Corp. (The)	28,709	634
Citigroup, Inc.	151,650	7,907
CME Group, Inc. Class A	5,800	429
Comerica, Inc.	8,400	357
Discover Financial Services	8,700	431
Everest Re Group, Ltd.	1,800	240
Fidelity National Information Services, Inc.	5,600	242
Goldman Sachs Group, Inc. (The)	45,904	7,530
Hartford Financial Services Group, Inc.	159,800	4,932
HCP, Inc. (ö)	19,100	838

86	Russell Tax-Managed U.S. Large Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Highwoods Properties, Inc. (ö)	7,900	287
IntercontinentalExchange, Inc. (Æ)	1,600	292
Invesco, Ltd.	31,200	1,004
JPMorgan Chase & Co.	103,596	5,773
Kimco Realty Corp. (ö)	21,400	483
Lincoln National Corp.	3,000	125
Loews Corp.	44,200	2,013
Mastercard, Inc. Class A	9,429	5,758
MetLife, Inc.	201,071	9,736
Morgan Stanley	51,500	1,401
Post Properties, Inc. (ö)	3,200	149
Prologis, Inc. (ö)	9,600	368
Prudential Financial, Inc.	8,500	671
Regions Financial Corp.	12,700	127
Simon Property Group, Inc. (ö)	8,300	1,329
State Street Corp.	93,180	6,492
SunTrust Banks, Inc.	14,200	494
TD Ameritrade Holding Corp.	6,600	178
Unum Group	114,350	3,618
US Bancorp	11,100	414
Ventas, Inc. (ö)	7,300	480
Visa, Inc. Class A	80,990	14,336
Wells Fargo & Co.	261,969	11,396

		126,808

Health Care - 13.1%
Abbott Laboratories	57,770	2,116
AbbVie, Inc.	75,115	3,416
Actavis, Inc. (Æ)	1,800	242
Aetna, Inc.	4,000	257
Alexion Pharmaceuticals, Inc. (Æ)	30,600	3,557
Allergan, Inc.	31,000	2,825
Amgen, Inc.	27,470	2,975
athenahealth, Inc. (Æ)(Ñ)	12,700	1,422
Baxter International, Inc.	9,900	723
Biogen Idec, Inc. (Æ)	26,700	5,824
BioMarin Pharmaceutical, Inc. (Æ)	29,700	1,920
Bristol-Myers Squibb Co.	51,300	2,218
CareFusion Corp. (Æ)	30,400	1,172
Celgene Corp. (Æ)	21,700	3,187
Cerner Corp. (Æ)	135,380	6,634
Covidien PLC	86,546	5,334
DaVita HealthCare Partners, Inc. (Æ)	7,330	853
Express Scripts Holding Co. (Æ)	48,867	3,203
Humana, Inc.	13,300	1,214
IDEXX Laboratories, Inc. (Æ)	21,860	2,142
Intuitive Surgical, Inc. (Æ)	5,200	2,018
Johnson & Johnson	57,300	5,357
McKesson Corp.	700	86
Merck & Co., Inc.	41,200	1,985
Mylan, Inc. (Æ)	7,000	235
Novo Nordisk A/S - ADR	14,520	2,453
Onyx Pharmaceuticals, Inc. (Æ)	1,700	223
PerkinElmer, Inc.	2,100	72
Perrigo Co.	27,530	3,424
Pfizer, Inc.	181,260	5,298
Regeneron Pharmaceuticals, Inc. (Æ)	20,648	5,576

	Principal Amount ($) or Shares	Fair Value $
Sanofi - ADR	58,500	3,012
Teva Pharmaceutical Industries, Ltd. - ADR	70,400	2,795
Thermo Fisher Scientific, Inc.	40,214	3,664
UnitedHealth Group, Inc.	89,176	6,496
Valeant Pharmaceuticals International, Inc. (Æ)	4,400	412
Vertex Pharmaceuticals, Inc. (Æ)	8,600	686
WellPoint, Inc.	19,441	1,663
Zoetis, Inc. Class A	13,699	408

		97,097

Materials and Processing - 4.6%
Air Products & Chemicals, Inc.	14,700	1,597
Alcoa, Inc.	35,700	284
AngloGold Ashanti, Ltd. - ADR	120,050	1,581
Axiall Corp.	5,720	252
Ball Corp.	3,000	134
Barrick Gold Corp.	64,750	1,099
CF Industries Holdings, Inc.	1,700	333
Crown Holdings, Inc. (Æ)	13,100	574
Dow Chemical Co. (The)(Ñ)	36,600	1,282
Ecolab, Inc.	52,220	4,812
EI du Pont de Nemours & Co.	17,100	987
Fastenal Co.	75,300	3,690
Freeport-McMoRan Copper & Gold, Inc.	6,700	190
Masco Corp.	30,100	618
Monsanto Co.	83,230	8,221
Mosaic Co. (The)	27,300	1,122
PPG Industries, Inc.	2,125	341
Praxair, Inc.	53,585	6,439
Rock Tenn Co. Class A	2,600	297
Sherwin-Williams Co. (The)	900	157

		34,010

Producer Durables - 7.5%
3M Co.	6,400	752
Accenture PLC Class A	7,900	583
ADT Corp. (The)(Ñ)	92,230	3,697
Automatic Data Processing, Inc.	65,910	4,751
CSX Corp.	141,400	3,508
Danone SA - ADR (Æ)	36,240	574
Deere & Co.	1,500	125
Eaton Corp. PLC	8,500	586
Emerson Electric Co.	34,900	2,142
Fluor Corp.	22,500	1,408
General Electric Co.	60,400	1,472
Genpact, Ltd.	7,000	143
Honeywell International, Inc.	91,676	7,607
Ingersoll-Rand PLC	27,700	1,691
Mettler-Toledo International, Inc. (Æ)(Ñ)	1,800	397
Norfolk Southern Corp.	8,300	607
PACCAR, Inc. (Ñ)	63,050	3,548
Parker Hannifin Corp.	800	83
Pentair, Ltd.	6,410	391
Raytheon Co.	21,950	1,577
Sensata Technologies Holding NV (Æ)	65,954	2,478
Southwest Airlines Co.	6,600	91

Russell Tax-Managed U.S. Large Cap Fund	87

Russell Investment Company

Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

SPX Corp.	4,600	351
Union Pacific Corp.	30,870	4,896
United Parcel Service, Inc. Class B	36,507	3,169
United Technologies Corp.	71,308	7,528
WW Grainger, Inc. (Ñ)	4,000	1,049

		55,204

Technology - 15.5%
Adobe Systems, Inc. (Æ)	23,200	1,097
Apple, Inc.	24,580	11,122
Applied Materials, Inc.	89,800	1,465
ARM Holdings PLC - ADR	74,900	3,007
ASML Holding NV	47,144	4,238
Avago Technologies, Ltd. Class A	8,200	301
Baidu, Inc. - ADR (Æ)	41,200	5,451
Broadcom Corp. Class A	38,300	1,056
CA, Inc.	138,100	4,107
Cisco Systems, Inc.	279,550	7,143
Citrix Systems, Inc. (Æ)	6,300	454
Cognizant Technology Solutions Corp. Class A (Æ)	11,800	854
EMC Corp.	170,619	4,462
Facebook, Inc. Class A (Æ)	107,500	3,959
Freescale Semiconductor, Ltd. (Æ)	15,800	248
Google, Inc. Class A (Æ)	19,390	17,211
Hewlett-Packard Co.	30,000	770
International Business Machines Corp.	11,400	2,223
KLA-Tencor Corp.	9,400	551
Lam Research Corp. (Æ)	17,725	872
LinkedIn Corp. Class A (Æ)	4,660	950
Microsoft Corp.	235,550	7,498
NetApp, Inc.	2,800	115
Oracle Corp.	167,848	5,430
QUALCOMM, Inc.	107,060	6,911
Salesforce.com, Inc. (Æ)	234,250	10,248
SanDisk Corp. (Æ)	2,700	149
SAP AG - ADR(Ñ)	47,080	3,432
Splunk, Inc. (Æ)	33,900	1,695
Texas Instruments, Inc.	9,400	368
Tyco International, Ltd.	133,060	4,632
Vodafone Group PLC - ADR	55,450	1,661
Xilinx, Inc.	15,300	714

		114,394

Utilities - 3.8%
Ameren Corp.	2,400	86
AT&T, Inc.	26,500	935
Calpine Corp. (Æ)	218,019	4,363
Canadian Natural Resources, Ltd.	126,700	3,930
CenturyLink, Inc.	51,700	1,853
Edison International	19,500	972
NextEra Energy, Inc.	22,600	1,957
NiSource, Inc.	25,300	777
NRG Energy, Inc.	45,100	1,210
NV Energy, Inc.	16,100	380

	Principal Amount ($) or Shares		Fair Value $
Questar Corp.	11,100		265
Sempra Energy	17,000		1,490
Sprint Corp. (Æ)	12,171		73
Talisman Energy, Inc.	357,550		4,044
UGI Corp.	5,400		227
Verizon Communications, Inc.	86,361		4,273
Xcel Energy, Inc.	31,600		946

			27,781

Total Common Stocks
(cost $474,111)			678,127

Short-Term Investments - 7.5%
Russell U.S. Cash Management Fund	55,619,167	(¥)	55,619

Total Short-Term Investments (cost $55,619)			55,619

Other Securities - 1.9%
Russell U.S. Cash Collateral Fund (×)	14,093,978	(¥)	14,094

Total Other Securities (cost $14,094)			14,094

Total Investments - 101.2% (identified cost $543,824)			747,840

Other Assets and Liabilities, Net - (1.2%)			(9,012)

Net Assets - 100.0%			738,828

See accompanying notes which are an integral part of this quarterly report.

88	Russell Tax-Managed U.S. Large Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
S&P 500 E-Mini Index Futures (CME)	53	USD	4,453	09/13	(11)
S&P E-Mini Consumer Staples Select Sector Index Futures (CME)	300	USD	12,375	09/13	390
S&P E-Mini Health Care Select Sector Index Futures (CME)	213	USD	10,874	09/13	707
S&P E-Mini Utilities Select Sector Index Futures (CME)	315	USD	12,405	09/13	241

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					1,327

Presentation of Portfolio Holdings — July 31, 2013 (Unaudited)

Amounts in thousands

	Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$112,740	$—	$—	$112,740
Consumer Staples	37,641	—	—	37,641
Energy	72,452	—	—	72,452
Financial Services	126,808	—	—	126,808
Health Care	97,097	—	—	97,097
Materials and Processing	34,010	—	—	34,010
Producer Durables	55,204	—	—	55,204
Technology	114,394	—	—	114,394
Utilities	27,781	—	—	27,781
Short-Term Investments	—	55,619	—	55,619
Other Securities	—	14,094	—	14,094

Total Investments	678,127	69,713	—	747,840

Other Financial Instruments

Futures Contracts	1,327	—	—	1,327

Total Other Financial Instruments*	$1,327	$—	$—	$1,327

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2013, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell Tax-Managed U.S. Large Cap Fund	89

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Common Stocks - 94.0%
Consumer Discretionary - 17.4%
1-800-Flowers.com, Inc. Class A (Æ)	13,166	87
Aaron’s, Inc. Class A	5,967	171
Aeropostale, Inc. (Æ)	7,063	107
Ameristar Casinos, Inc.	3,625	96
ANN, Inc. (Æ)	21,416	726
Apollo Group, Inc. Class A (Æ)	11,790	215
Barnes & Noble, Inc. (Æ)(Ñ)	7,464	133
Beazer Homes USA, Inc. (Æ)(Ñ)	5,350	92
Biglari Holdings, Inc. (Æ)	264	110
BJ’s Restaurants, Inc. (Æ)	23,960	854
Brinker International, Inc.	5,264	211
Buffalo Wild Wings, Inc. (Æ)	12,060	1,249
Cabela’s, Inc. (Æ)	14,548	999
Callaway Golf Co.	14,281	103
Capella Education Co. (Æ)	15,610	765
CarMax, Inc. (Æ)	3,653	179
Carter’s, Inc.	9,393	670
Cato Corp. (The) Class A	27,105	763
Cedar Fair, LP	18,298	785
Cheesecake Factory, Inc. (The)	14,068	597
Chico’s FAS, Inc.	10,882	186
Conn’s, Inc. (Æ)(Ñ)	7,520	486
Cooper Tire & Rubber Co.	4,229	142
Dana Holding Corp.	9,122	199
DeVry, Inc.	18,210	548
Domino’s Pizza, Inc.	14,248	892
Dorman Products, Inc.	27,452	1,292
DR Horton, Inc.	8,130	163
DreamWorks Animation SKG, Inc. Class A (Æ)(Ñ)	5,210	129
Dunkin’ Brands Group, Inc.	11,290	488
Ethan Allen Interiors, Inc.	23,607	717
Fifth & Pacific Cos., Inc. (Æ)	30,550	728
Fortune Brands Home & Security, Inc.	8,280	342
Gannett Co., Inc.	6,655	171
Gentex Corp.	6,490	147
Gentherm, Inc. (Æ)	79,069	1,613
G-III Apparel Group, Ltd. (Æ)	18,300	942
Goodyear Tire & Rubber Co. (The) (Æ)	9,881	183
Grand Canyon Education, Inc. (Æ)	5,923	200
Hanesbrands, Inc.	3,303	210
Helen of Troy, Ltd. (Æ)	12,350	525
Hertz Global Holdings, Inc. (Æ)	6,972	179
hhgregg, Inc. (Æ)	6,587	103
Hibbett Sports, Inc. (Æ)	21,780	1,277
HomeAway, Inc. (Æ)(Ñ)	13,360	402
Iconix Brand Group, Inc. (Æ)	6,370	209
Interpublic Group of Cos., Inc. (The)	14,186	233
Jack in the Box, Inc. (Æ)	21,820	875
John Wiley & Sons, Inc. Class A (Æ)	3,050	138
Lamar Advertising Co. Class A (Æ)	2,710	117
Liberty Media Corp. Class A (Æ)	1,049	151
Life Time Fitness, Inc. (Æ)	2,427	129
LKQ Corp. (Æ)	97,090	2,531
Matthews International Corp. Class A	12,650	489

	Principal Amount ($) or Shares	Fair Value $
Meritage Homes Corp. (Æ)	8,560	387
Monro Muffler Brake, Inc.	35,205	1,514
Movado Group, Inc.	14,630	534
Outerwall, Inc. (Æ)(Ñ)	6,749	373
Pier 1 Imports, Inc.	4,420	104
Polaris Industries, Inc.	6,290	705
Pool Corp.	3,851	203
Proto Labs, Inc. (Æ)(Ñ)	19,097	1,292
PulteGroup, Inc.	8,808	147
PVH Corp.	4,167	549
RealD, Inc. (Æ)(Ñ)	5,979	64
Red Robin Gourmet Burgers, Inc. (Æ)	2,684	153
Ross Stores, Inc.	2,423	164
Scientific Games Corp. Class A (Æ)	8,175	111
Service Corp. International	12,050	229
SHFL Entertainment, Inc. (Æ)	5,562	127
Shoe Carnival, Inc.	6,564	175
Shutterfly, Inc. (Æ)	31,665	1,697
Signet Jewelers, Ltd.	3,562	260
Stage Stores, Inc.	29,850	745
Starz (Æ)	5,402	122
Tenneco, Inc. (Æ)	17,932	867
Tiffany & Co.	1,713	136
Tilly’s, Inc. Class A (Æ)	47,170	692
TiVo, Inc. (Æ)	8,638	95
Tupperware Brands Corp.	2,897	244
Ulta Salon Cosmetics & Fragrance, Inc. (Æ)	5,520	557
Urban Outfitters, Inc. (Æ)	14,990	638
ValueClick, Inc. (Æ)	2,771	68
Wolverine World Wide, Inc.	2,368	136
Wyndham Worldwide Corp.	2,673	167
Zale Corp. (Æ)	86,945	807
Zumiez, Inc. (Æ)	14,880	410

		40,520

Consumer Staples - 3.3%
Boulder Brands, Inc. (Æ)(Ñ)	50,801	656
Casey’s General Stores, Inc.(Ñ)	27,903	1,848
Constellation Brands, Inc. Class A (Æ)	2,422	126
Dole Food Co., Inc. (Æ)	5,746	74
Fresh Market, Inc. (The) (Æ)	24,020	1,268
Hain Celestial Group, Inc. (The) (Æ)	3,078	225
Harris Teeter Supermarkets, Inc.	4,139	204
Herbalife, Ltd.(Ñ)	6,190	405
JM Smucker Co. (The)	1,628	183
Monster Beverage Corp. (Æ)	2,242	137
Sanderson Farms, Inc.	3,575	252
SUPERVALU, Inc. (Æ)(Ñ)	88,011	705
TreeHouse Foods, Inc. (Æ)	24,461	1,736

		7,819

Energy - 3.7%
Approach Resources, Inc. (Æ)	3,921	104
Basic Energy Services, Inc. (Æ)	12,175	139
Bill Barrett Corp. (Æ)(Ñ)	23,799	534
Cabot Oil & Gas Corp.	2,336	177
CARBO Ceramics, Inc.(Ñ)	12,150	1,068

90	Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Carrizo Oil & Gas, Inc. (Æ)	3,467	110
Dril-Quip, Inc. (Æ)	15,330	1,394
Exterran Holdings, Inc. (Æ)	6,626	210
First Solar, Inc. (Æ)	4,514	222
Gulfport Energy Corp. (Æ)	4,550	242
Oceaneering International, Inc.	3,328	270
Oil States International, Inc. (Æ)	2,537	247
Rosetta Resources, Inc. (Æ)	17,086	779
SM Energy Co.	6,650	457
SunCoke Energy, Inc. (Æ)	6,822	108
SunPower Corp. Class A (Æ) (Ñ)	8,801	243
Superior Energy Services, Inc. (Æ)	19,764	506
Synergy Resources Corp. (Æ)	12,491	97
Tesoro Corp.	3,098	176
Walter Energy, Inc. Class A(Ñ)	9,167	103
Whiting Petroleum Corp. (Æ)	13,314	685
Willbros Group, Inc. (Æ)	75,083	539
World Fuel Services Corp.	3,012	117

		8,527

Financial Services - 17.5%
Advent Software, Inc.	3,915	115
American Equity Investment Life Holding Co.	64,311	1,170
AmREIT, Inc. Class B(ö)	5,047	92
Apollo Investment Corp.	12,798	104
Ares Capital Corp.	10,550	188
Argo Group International Holdings, Ltd.	20,369	910
Assured Guaranty, Ltd.	7,127	154
Astoria Financial Corp.	9,124	111
Axis Capital Holdings, Ltd.	5,244	228
Banco Latinoamericano de Comercio Exterior SA Class E	6,718	169
BancorpSouth, Inc.	30,543	600
Bank of the Ozarks, Inc.	18,285	874
BioMed Realty Trust, Inc.(ö)	21,060	435
Broadridge Financial Solutions, Inc.	5,818	168
Camden Property Trust(ö)	3,242	229
Cardtronics, Inc. (Æ)	59,700	1,759
Cash America International, Inc.	2,524	106
CBL & Associates Properties, Inc.(ö)	5,858	133
CBOE Holdings, Inc.	3,885	195
Cedar Realty Trust, Inc.(ö)	19,364	107
Chimera Investment Corp.(ö)	44,201	132
Columbia Banking System, Inc.	5,350	134
Community Bank System, Inc.	21,747	729
CVB Financial Corp.	10,947	143
DuPont Fabros Technology, Inc.(Ñ)(ö)	18,300	419
Education Realty Trust, Inc. Class A(ö)	51,625	487
Endurance Specialty Holdings, Ltd.	14,658	771
Equifax, Inc.	4,071	257
Evercore Partners, Inc. Class A	7,720	366
Extra Space Storage, Inc.(ö)	5,406	227
Ezcorp, Inc. Class A (Æ)	5,047	91
Fair Isaac Corp.	18,634	931
Federal Agricultural Mortgage Corp. Class C	4,640	144

	Principal Amount ($) or Shares	Fair Value $
Federal Realty Investment Trust(ö)	2,297	242
FelCor Lodging Trust, Inc. (Æ) (ö)	119,814	724
Fidelity National Financial, Inc. Class A	7,383	181
Fifth Street Finance Corp.	9,723	105
First Financial Bankshares, Inc.(Ñ)	15,735	970
First Industrial Realty Trust, Inc.(ö)	41,477	679
First Midwest Bancorp, Inc.	7,424	113
FNB Corp.	50,975	644
Glacier Bancorp, Inc.	36,974	900
Green Dot Corp. Class A (Æ) (Ñ)	6,919	161
Hanover Insurance Group, Inc. (The)	14,981	806
Health Care REIT, Inc.(ö)	1,344	87
Healthcare Realty Trust, Inc.(ö)	27,300	702
Hilltop Holdings, Inc. (Æ)	5,924	101
Home Properties, Inc.(ö)	9,335	596
Hudson City Bancorp, Inc.	16,855	161
Huntington Bancshares, Inc.	21,443	183
Iberiabank Corp.	2,759	162
Imperial Holdings, Inc. (Æ)	12,830	95
Inland Real Estate Corp.(ö)	14,388	148
iStar Financial, Inc. (Æ) (ö)	15,472	176
Kayne Anderson Energy Development Co.	5,082	128
KeyCorp	15,208	187
Macerich Co. (The)(ö)	2,415	150
Markel Corp. (Æ)	428	227
MarketAxess Holdings, Inc.	12,700	657
MBIA, Inc. (Æ)	7,260	98
MGIC Investment Corp. (Æ)	128,645	983
Mid-America Apartment Communities, Inc.(Ñ)(ö)	8,879	600
National Health Investors, Inc.(ö)	8,003	501
Navigators Group, Inc. (The) (Æ)	2,541	147
Northwest Bancshares, Inc.	8,090	112
Ocwen Financial Corp. Class A (Æ)	16,140	769
Old National Bancorp	40,761	587
Oritani Financial Corp.	9,092	148
PacWest Bancorp(Ñ)	23,285	825
Pebblebrook Hotel Trust(ö)	4,149	111
PennyMac Mortgage Investment Trust(ö)	6,200	137
Post Properties, Inc.(ö)	3,782	176
Prosperity Bancshares, Inc.	9,646	569
PS Business Parks, Inc.(ö)	9,700	711
Radian Group, Inc.(Ñ)	16,993	239
Raymond James Financial, Inc.	4,148	183
Realogy Holdings Corp. (Æ)	8,560	385
Reinsurance Group of America, Inc. Class A	2,399	163
Resource Capital Corp.(ö)	15,493	103
Ryman Hospitality Properties, Inc.(Ñ)(ö)	4,049	151
Selective Insurance Group, Inc.	71,341	1,744
Signature Bank (Æ)	16,356	1,497
SL Green Realty Corp.(ö)	1,767	160
StanCorp Financial Group, Inc.	2,315	123
Sterling Financial Corp.	25,771	684
Sun Communities, Inc.(ö)	18,436	893
Tanger Factory Outlet Centers, Inc.(ö)	5,573	181
Tower Group International, Ltd.	28,329	620

Russell Tax-Managed U.S. Mid & Small Cap Fund	91

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Two Harbors Investment Corp.(ö)	11,848	119
UMB Financial Corp.	12,900	771
Umpqua Holdings Corp.	52,067	877
United Bankshares, Inc.(Ñ)	13,720	389
Ventas, Inc.(ö)	2,256	148
Waddell & Reed Financial, Inc. Class A	4,966	254
Walter Investment Management Corp. (Æ)	17,588	700
Webster Financial Corp.	22,608	616
Westamerica Bancorporation(Ñ)	2,187	105
WEX, Inc. (Æ)	9,690	842
WSFS Financial Corp.	2,677	159
Zions Bancorporation	6,307	187

		40,730

Health Care - 10.5%
Abaxis, Inc.	2,097	88
Acadia Healthcare Co., Inc. (Æ)	32,736	1,207
Acadia Pharmaceuticals, Inc. (Æ)(Ñ)	23,510	463
Actavis, Inc. (Æ)	1,360	183
Akorn, Inc. (Æ)	59,150	839
Alere, Inc. (Æ)	5,509	184
Alexion Pharmaceuticals, Inc. (Æ)	1,299	151
Align Technology, Inc. (Æ)	5,643	243
Ariad Pharmaceuticals, Inc. (Æ)(Ñ)	7,162	133
Auxilium Pharmaceuticals, Inc. (Æ)	5,769	106
BioMarin Pharmaceutical, Inc. (Æ)	9,901	640
Bio-Reference Labs, Inc. (Æ)(Ñ)	37,303	998
Catamaran Corp. (Æ)	24,585	1,298
Celldex Therapeutics, Inc. (Æ)	12,175	249
Chemed Corp.(Ñ)	2,336	165
Community Health Systems, Inc.	8,600	396
Cooper Cos., Inc. (The)	2,058	262
Covance, Inc. (Æ)	2,640	218
Endo Health Solutions, Inc. (Æ)	3,319	128
Greatbatch, Inc. (Æ)	26,450	1,000
Haemonetics Corp. (Æ)	34,136	1,441
Henry Schein, Inc. (Æ)	1,751	182
HMS Holdings Corp. (Æ)	6,228	151
Hologic, Inc. (Æ)	9,896	225
ICON PLC (Æ)	16,380	642
IPC The Hospitalist Co., Inc. (Æ)(Ñ)	22,432	1,130
Isis Pharmaceuticals, Inc. (Æ)(Ñ)	7,442	215
LifePoint Hospitals, Inc. (Æ)	9,713	477
Magellan Health Services, Inc. (Æ)	7,796	445
MedAssets, Inc. (Æ)	8,685	189
MEDNAX, Inc. (Æ)	2,410	235
Meridian Bioscience, Inc.	4,439	110
MiMedx Group, Inc. (Æ)(Ñ)	73,650	461
MWI Veterinary Supply, Inc. (Æ)	13,692	1,947
Neogen Corp. (Æ)	9,789	553
NPS Pharmaceuticals, Inc. (Æ)	41,770	752
NuVasive, Inc. (Æ)	4,071	93
Omnicell, Inc. (Æ)	8,346	176
Onyx Pharmaceuticals, Inc. (Æ)	4,580	601
Orexigen Therapeutics, Inc. (Æ) (Ñ)	26,292	200
Orthofix International NV (Æ)	3,868	88
Pharmacyclics, Inc. (Æ)	6,430	698

	Principal Amount ($) or Shares	Fair Value $
Quality Systems, Inc.	4,857	111
Questcor Pharmaceuticals, Inc.(Ñ)	17,180	1,148
Regeneron Pharmaceuticals, Inc. (Æ)	337	91
ResMed, Inc.(Ñ)	8,360	398
Salix Pharmaceuticals, Ltd. (Æ)	6,210	459
Seattle Genetics, Inc. (Æ) (Ñ)	4,553	184
Team Health Holdings, Inc. (Æ)	10,370	417
Tenet Healthcare Corp. (Æ)	4,944	221
US Physical Therapy, Inc.	24,587	704
VCA Antech, Inc. (Æ)	20,711	596
ViroPharma, Inc. (Æ)	6,312	217

		24,508

Materials and Processing - 6.2%
AAON, Inc.	8,187	177
Acuity Brands, Inc.	7,613	658
Airgas, Inc.(Ñ)	1,657	171
Ashland, Inc.	1,528	133
Ball Corp.	4,470	200
Belden, Inc.	3,748	220
Calgon Carbon Corp. (Æ)	41,450	743
Carpenter Technology Corp.	10,138	530
Clarcor, Inc.	12,300	676
Clearwater Paper Corp. (Æ)	2,088	102
Compass Minerals International, Inc.	5,870	444
Crown Holdings, Inc. (Æ)	5,723	251
Eagle Materials, Inc.	3,008	203
Eastman Chemical Co.	2,170	175
Hexcel Corp. (Æ)	15,260	537
Horsehead Holding Corp. (Æ)	11,069	136
International Flavors & Fragrances, Inc.	5,040	407
Intrepid Potash, Inc.(Ñ)	31,007	396
Kaydon Corp.	24,125	702
Koppers Holdings, Inc.	19,375	749
Kraton Performance Polymers, Inc. (Æ)	10,475	213
Lennox International, Inc.	3,288	236
Methanex Corp.	11,390	545
Minerals Technologies, Inc.	18,497	851
Molycorp, Inc. (Æ) (Ñ)	17,087	127
Owens Corning (Æ)	3,111	123
Packaging Corp. of America	4,726	254
PGT, Inc. (Æ)	70,450	704
PolyOne Corp.	21,760	629
Post Holdings, Inc. (Æ)	2,472	115
RBC Bearings, Inc. (Æ)	1,937	106
RPM International, Inc.	6,601	233
Schnitzer Steel Industries, Inc. Class A	11,586	297
Sensient Technologies Corp.	13,580	598
Sonoco Products Co.	3,919	151
Steel Dynamics, Inc.	8,638	134
Universal Forest Products, Inc.	2,625	108
USG Corp. (Æ) (Ñ)	17,510	440
Valspar Corp.	9,820	669
WR Grace & Co. (Æ)	2,986	229

		14,372

92	Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Producer Durables - 16.5%
Accuride Corp. (Æ)	109,281	625
Actuant Corp. Class A	18,058	638
Advanced Emissions Solutions, Inc. (Æ)	22,288	935
Advisory Board Co. (The) (Æ)	27,351	1,605
Aircastle, Ltd.	8,190	144
Alaska Air Group, Inc.	8,490	519
Allegiant Travel Co. Class A	1,795	175
Ametek, Inc.	3,761	174
Applied Industrial Technologies, Inc.	4,000	209
B/E Aerospace, Inc. (Æ)	7,510	524
Barnes Group, Inc.	28,359	936
Blount International, Inc. (Æ)	50,650	668
Brink’s Co. (The)	26,275	702
Bristow Group, Inc.	20,159	1,371
Carlisle Cos., Inc.	3,258	221
CDI Corp.	6,882	108
Celadon Group, Inc.	5,958	120
Chart Industries, Inc. (Æ)	2,920	332
Chicago Bridge & Iron Co. NV	3,261	194
Clean Harbors, Inc. (Æ) (Ñ)	10,000	564
Colfax Corp. (Æ)	6,960	369
Commercial Vehicle Group, Inc. (Æ)	43,511	315
Con-way, Inc.	3,100	129
Corrections Corp. of America(ö)	5,895	195
CoStar Group, Inc. (Æ)	11,010	1,724
Echo Global Logistics, Inc. (Æ) (Ñ)	38,460	837
Electronics for Imaging, Inc. (Æ)	5,224	157
EnPro Industries, Inc. (Æ)	15,606	887
ExlService Holdings, Inc. (Æ)	27,838	779
Forward Air Corp.	3,832	140
Franklin Electric Co., Inc.	16,310	608
G&K Services, Inc. Class A	8,675	458
GATX Corp.	19,175	866
Generac Holdings, Inc.	12,610	547
General Cable Corp.	9,809	309
Genesee & Wyoming, Inc. Class A (Æ)	5,646	506
GrafTech International, Ltd. (Æ) (Ñ)	11,584	87
Granite Construction, Inc.	4,810	146
Gulfmark Offshore, Inc. Class A	28,725	1,415
Healthcare Services Group, Inc.	4,418	109
HEICO Corp.	3,886	221
Herman Miller, Inc.	22,116	622
HNI Corp.	4,654	177
Hub Group, Inc. Class A (Æ)	2,803	107
Itron, Inc. (Æ)	2,554	110
Kansas City Southern	1,553	167
KBR, Inc.	6,364	199
Knight Transportation, Inc.	44,125	749
Lexmark International, Inc. Class A	4,190	157
Liquidity Services, Inc. (Æ) (Ñ)	15,544	443
Littelfuse, Inc.	2,549	204
Manitowoc Co., Inc. (The)	7,453	153
MasTec, Inc. (Æ)	17,670	583
MAXIMUS, Inc.	5,290	199
Mettler-Toledo International, Inc. (Æ) (Ñ)	812	179
Navigant Consulting, Inc. (Æ)	8,155	109
Nordson Corp.	4,290	310

	Principal Amount ($) or Shares	Fair Value $
Old Dominion Freight Line, Inc. (Æ)	12,770	558
Orbital Sciences Corp. (Æ)	9,617	178
OSI Systems, Inc. (Æ)	7,070	498
Pall Corp.	2,164	151
Pentair, Ltd.	2,929	179
PHH Corp. (Æ)	26,394	598
Power Solutions International, Inc. (Æ)	1,240	54
Quanta Services, Inc. (Æ)	5,160	138
Roadrunner Transportation Systems, Inc. (Æ)	27,175	822
Robert Half International, Inc.	4,436	165
Rush Enterprises, Inc. Class A (Æ)	30,411	758
ServiceSource International, Inc. (Æ)	12,884	137
Sykes Enterprises, Inc. (Æ)	33,675	591
Taser International, Inc. (Æ)	14,055	125
Terex Corp. (Æ)	4,352	128
Tetra Tech, Inc. (Æ)	4,369	103
Titan International, Inc.(Ñ)	32,156	554
Toro Co. (The)	19,492	961
Trimas Corp. (Æ)	23,792	881
Trimble Navigation, Ltd. (Æ)	10,660	304
United Rentals, Inc. (Æ)	15,209	872
United Stationers, Inc.(Ñ)	24,621	1,019
Wabtec Corp.	17,202	999
WageWorks, Inc. (Æ)	17,170	580
WESCO International, Inc. (Æ)	2,677	203
Zebra Technologies Corp. Class A (Æ)	16,575	765

		38,357

Technology - 15.3%
Anixter International, Inc. (Æ)	5,470	454
Ansys, Inc. (Æ)	14,809	1,182
AOL, Inc.	5,211	192
Applied Micro Circuits Corp. (Æ)	13,404	159
Aruba Networks, Inc. (Æ)	38,300	681
Aspen Technology, Inc. (Æ)	54,470	1,773
Atmel Corp. (Æ)	18,159	144
Avnet, Inc. (Æ)	5,180	195
Bazaarvoice, Inc. (Æ) (Ñ)	9,850	103
Blackbaud, Inc.	3,189	112
Bottomline Technologies de, Inc. (Æ)	23,463	682
Brightcove, Inc. (Æ)	10,102	103
Cavium, Inc. (Æ)	42,480	1,553
Checkpoint Systems, Inc. (Æ)	50,114	862
CIBER, Inc. (Æ)	85,216	310
comScore, Inc. (Æ)	51,312	1,486
Cornerstone OnDemand, Inc. (Æ)	12,110	533
Dealertrack Technologies, Inc. (Æ)	47,040	1,759
Digimarc Corp.	27,810	584
DigitalGlobe, Inc. (Æ)	5,661	183
Diodes, Inc. (Æ)	23,962	657
EarthLink, Inc.	129,925	815
Ellie Mae, Inc. (Æ)	34,870	821
Emulex Corp. (Æ)	13,717	110
Entegris, Inc. (Æ)	49,994	477
Envestnet, Inc. (Æ)	4,800	120
EPAM Systems, Inc. (Æ)	47,490	1,375
Equinix, Inc. (Æ)	697	125

Russell Tax-Managed U.S. Mid & Small Cap Fund	93

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Fabrinet (Æ)	46,292	686
Fairchild Semiconductor International, Inc. Class A (Æ)	38,300	483
FEI Co.	6,640	514
Infoblox, Inc. (Æ)(Ñ)	21,309	697
IPG Photonics Corp.	1,991	121
Jabil Circuit, Inc.	7,013	161
JDS Uniphase Corp. (Æ)	37,801	555
Jive Software, Inc. (Æ)	5,321	71
Lambda TD Software, Inc. (Æ)	7,721	114
LivePerson, Inc. (Æ)	30,530	282
MA-COM Technology Solutions Holdings, Inc. (Æ)	44,092	707
Mentor Graphics Corp.	9,771	201
MICROS Systems, Inc. (Æ)(Ñ)	4,213	205
Monolithic Power Systems, Inc.	22,386	586
Newport Corp. (Æ)	8,837	130
NXP Semiconductor NV (Æ)	15,860	518
ON Semiconductor Corp. (Æ)	17,572	145
Plexus Corp. (Æ)	33,445	1,170
Polycom, Inc. (Æ)	49,276	471
Progress Software Corp. (Æ)	57,537	1,472
QLIK Technologies, Inc. (Æ)	5,465	171
QLogic Corp. (Æ)	9,620	106
Qualys, Inc. (Æ)	17,550	281
Rambus, Inc. (Æ)	18,176	177
RealPage, Inc. (Æ)(Ñ)	22,480	453
RetailMeNot, Inc. (Æ)	15,734	448
RF Micro Devices, Inc. (Æ)	19,832	103
Rogers Corp. (Æ)	2,812	156
Rovi Corp. (Æ)	7,181	162
SBA Communications Corp. Class A (Æ)	2,333	173
ServiceNow, Inc. (Æ)	11,980	522
Spansion, Inc. Class A (Æ)	7,734	91
Splunk, Inc. (Æ)	12,240	612
Stratasys, Ltd. (Æ)(Ñ)	11,770	1,043
Synchronoss Technologies, Inc. (Æ)	6,060	209
Syntel, Inc.	18,297	1,313
Tangoe, Inc. (Æ)	58,810	1,062
TIBCO Software, Inc. (Æ)	6,219	155
Tyler Technologies, Inc. (Æ)	5,500	410
Ultimate Software Group, Inc. (Æ)	6,678	904
VeriFone Systems, Inc. (Æ)	5,230	100
Volterra Semiconductor Corp. (Æ)	5,800	87

		35,577

Utilities - 3.6%
8x8, Inc. (Æ)	123,370	1,118
ALLETE, Inc.	3,252	174
Avista Corp.	16,855	485
Black Hills Corp.	12,215	648
CenterPoint Energy, Inc.	7,174	178
Cleco Corp.	23,418	1,136
Connecticut Water Service, Inc.	4,800	144
El Paso Electric Co.	4,961	188

	Principal Amount ($) or Shares		Fair Value $
Empire District Electric Co. (The)	25,510		591
Gran Tierra Energy, Inc. (Æ)	17,173		106
Idacorp, Inc.	2,424		128
j2 Global, Inc.	30,110		1,378
National Fuel Gas Co.	3,059		198
New Jersey Resources Corp.	3,300		148
NII Holdings, Inc. (Æ)(Ñ)	9,647		69
Northeast Utilities	3,872		172
Northwest Natural Gas Co.	2,364		104
NorthWestern Corp.	20,906		882
NRG Energy, Inc.	2,658		71
PNM Resources, Inc.	4,871		114
Southwest Gas Corp.	4,108		204
Time Warner Telecom, Inc. Class A (Æ)	7,653		228

			8,464

Total Common Stocks (cost $146,150)			218,874

Short-Term Investments - 5.8%
Russell U.S. Cash Management Fund	13,426,652	(¥)	13,427

Total Short-Term Investments (cost $13,427)			13,427

Other Securities - 7.6%
Russell U.S. Cash Collateral Fund (×)	17,585,365	(¥)	17,585

Total Other Securities (cost $17,585)			17,585

Total Investments - 107.4%
(identified cost $177,162)			249,886

Other Assets and Liabilities, Net - (7.4%)			(17,119)

Net Assets - 100.0%			232,767

See accompanying notes which are an integral part of this quarterly report.

94	Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
S&P Midcap 400 E-Mini Index Futures (CME)	111	USD	13,647	09/13	672

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					672

Presentation of Portfolio Holdings — July 31, 2013 (Unaudited)

Amounts in thousands

	Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$40,520	$—	$—	$40,520
Consumer Staples	7,819	—	—	7,819
Energy	8,527	—	—	8,527
Financial Services	40,730	—	—	40,730
Health Care	24,508	—	—	24,508
Materials and Processing	14,372	—	—	14,372
Producer Durables	38,357	—	—	38,357
Technology	35,577	—	—	35,577
Utilities	8,464	—	—	8,464
Short-Term Investments	—	13,427	—	13,427
Other Securities	—	17,585	—	17,585

Total Investments	218,874	31,012	—	249,886

Other Financial Instruments
Futures Contracts	672	—	—	672

Total Other Financial Instruments*	$672	$—	$—	$672

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2013, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell Tax-Managed U.S. Mid & Small Cap Fund	95

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Fair Value $

Long-Term Fixed Income Investments - 89.9%
Argentina - 0.0%
City of Buenos Aires Argentina 9.950% due 03/01/17 (Þ)		255	228

Australia - 0.2%
FMG Resources Pty, Ltd. 6.875% due 04/01/22 (Þ)		1,380	1,366

Azerbaijan - 0.0%
State Oil Co. of the Azerbaijan Republic 5.450% due 02/09/17		308	323

Belgium - 0.1%
Barry Callebaut Services NV 5.500% due 06/15/23 (Þ)		850	876

Bermuda - 0.2%
Digicel Group, Ltd. 8.250% due 09/30/20 (Þ)		200	215
Series REGS 10.500% due 04/15/18		500	542
Seadrill, Ltd. 5.625% due 09/15/17 (Þ)		1,250	1,256

			2,013

Brazil - 3.7%
Banco do Brasil SA 3.875% due 10/10/22		211	186
6.250% due 04/15/49 (ƒ)(Þ)		321	267
Banco Santander Brasil SA 8.000% due 03/18/16 (Þ)	BRL	400	163
BM&FBovespa SA 5.500% due 07/16/20 (Þ)		299	309
Series REGS 5.500% due 07/16/20		100	104
BR Malls International Finance, Ltd. 8.500% due 01/29/49 (ƒ)(Þ)		165	164
Brazil Letras do Tesouro Nacional Series LTN Zero coupon due 01/01/16	BRL	12,090	4,160
Zero coupon due 07/01/16	BRL	1,850	602
Zero coupon due 01/01/17	BRL	9,240	2,846
Brazil Notas do Tesouro Nacional Series NTNB 6.000% due 08/15/20		135	148
Series NTNF 10.000% due 01/01/17	BRL	5,400	2,343
10.000% due 01/01/21	BRL	330	140
10.000% due 01/01/23	BRL	20,070	8,438
Brazilian Government International Bond 4.875% due 01/22/21		967	1,025
2.625% due 01/05/23		3,647	3,146
8.500% due 01/05/24	BRL	550	225
8.750% due 02/04/25		558	764
10.125% due 05/15/27		512	781
8.250% due 01/20/34		2,552	3,318
7.125% due 01/20/37		682	800

	Principal Amount ($) or Shares		Fair Value $
Series A 8.000% due 01/15/18		204	232
Globo Comunicacao e Participacoes SA Series REGS 9.375% due 07/20/15 (ƒ)		233	242
Hypermarcas SA 6.500% due 04/20/21 (Þ)		158	158
Itau Unibanco Holding SA 5.650% due 03/19/22 (Þ)		358	345
Samarco Mineracao SA 4.125% due 11/01/22 (Þ)		400	352
Telemar Norte Leste SA 5.500% due 10/23/20 (Þ)		100	94

			31,352

Canada - 0.7%
HudBay Minerals, Inc. 9.500% due 10/01/20		1,385	1,378
9.500% due 10/01/20 (Þ)		450	448
Kodiak Oil & Gas Corp. 5.500% due 01/15/21 (Þ)		1,215	1,224
Pacific Rubiales Energy Corp. 5.125% due 03/28/23 (Þ)		210	198
VPII Escrow Corp. 7.500% due 07/15/21 (Þ)		2,340	2,510

			5,758

Cayman Islands - 0.5%
Braskem Finance, Ltd. 7.375% due 12/31/49 (ƒ)(Þ)		350	332
China Lesso Group Holdings, Ltd. 7.875% due 05/13/16 (Þ)		200	205
China Overseas Finance Cayman V, Ltd. 3.950% due 11/15/22		200	182
Country Garden Holdings Co., Ltd. 7.500% due 01/10/23 (Þ)		202	187
Dubai Holding Commercial Operations MTN, Ltd. Series EMtN 6.000% due 02/01/17	GBP	500	774
Emaar Sukuk, Ltd. 6.400% due 07/18/19		200	213
General Shopping Finance, Ltd. 10.000% due 11/09/15 (ƒ)(Þ)		186	174
Grupo Aval, Ltd. 5.250% due 02/01/17 (Þ)		200	208
4.750% due 09/26/22 (Þ)		224	212
Gruposura Finance 5.700% due 05/18/21 (Þ)		223	227
Hutchison Whampoa International, Ltd. Series REGS 6.000% due 12/29/49 (ƒ)		211	222
MCE Finance, Ltd. 5.000% due 02/15/21 (Þ)		200	191
Odebrecht Drilling Norbe VIII/IX, Ltd. 6.350% due 06/30/21 (Þ)		217	218

96	Russell Global Opportunistic Credit Fund

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Fair Value $

Odebrecht Finance, Ltd. 5.125% due 06/26/22 (Þ)		411	401
Petrobras International Finance Co. 2.875% due 02/06/15		177	180
5.375% due 01/27/21		130	129
Schahin II Finance Co. SPV, Ltd. 5.875% due 09/25/22 (Þ)		186	182
Tencent Holdings, Ltd. 3.375% due 03/05/18 (Þ)		218	220

			4,457

Chile - 0.6%
Banco del Estado de Chile 3.875% due 02/08/22 (Þ)		1,171	1,137
Cencosud SA 5.500% due 01/20/21 (Þ)		150	152
4.875% due 01/20/23 (Þ)		202	193
CFR International SpA 5.125% due 12/06/22 (Þ)		200	188
Chile Government International Bond Series REGS 6.000% due 01/01/18	CLP	95,000	192
Corp. Nacional del Cobre de Chile 3.000% due 07/17/22 (Þ)		726	668
4.250% due 07/17/42 (Þ)		1,260	1,047
Series REGS 3.875% due 11/03/21		400	396
6.150% due 10/24/36		623	681
Telefonica Chile SA 3.875% due 10/12/22 (Þ)		200	183

			4,837

Colombia - 1.6%
Bancolombia SA 5.125% due 09/11/22		275	256
Bogota Distrito Capital Series REGS 9.750% due 07/26/28	COP	3,000,000	2,019
Colombia Government International Bond 12.000% due 10/22/15	COP	2,850,000	1,722
11.750% due 02/25/20		481	705
7.750% due 04/14/21	COP	2,096,000	1,290
2.625% due 03/15/23		597	523
8.125% due 05/21/24		360	475
9.850% due 06/28/27	COP	1,400,000	979
7.375% due 09/18/37		2,518	3,185
6.125% due 01/18/41		739	809
Emgesa SA ESP Series REGS 8.750% due 01/25/21	COP	1,000,000	565
Empresa de Energia de Bogota SA 6.125% due 11/10/21 (Þ)		296	315
Empresa de Telecomunicaciones de Bogota 7.000% due 01/17/23 (Þ)	COP	290,000	135
Empresas Publicas de Medellin ESP Series REGS 8.375% due 02/01/21	COP	570,000	316

	Principal Amount ($) or Shares		Fair Value $
Transportadora de Gas Internacional SA ESP 5.700% due 03/20/22 (Þ)		300	316

			13,610

Croatia - 0.2%
Croatia Government International Bond Series REGS 6.625% due 07/14/20		801	861
6.375% due 03/24/21		406	430

			1,291

Cyprus - 0.0%
Mriya Agro Holding PLC 9.450% due 04/19/18 (Þ)		262	244

Dominican Republic - 0.4%
Dominican Republic International Bond 5.875% due 04/18/24 (Þ)		1,528	1,474
Series REGS 9.040% due 01/23/18		546	598
7.500% due 05/06/21		1,260	1,361

			3,433

El Salvador - 0.0%
Republic of El Salvador 7.750% due 01/24/23		311	347

France - 1.1%
Cie Generale de Geophysique - Vertitas 6.500% due 06/01/21		2,000	2,050
Holding Medi-Partenaires SAS 7.000% due 05/15/20 (Þ)	EUR	970	1,242
Lafarge SA 6.750% due 12/16/19	EUR	1,315	1,957
Loxam SAS 7.375% due 01/24/20 (Þ)	EUR	1,455	1,940
Rexel SA 5.125% due 06/15/20 (Þ)	EUR	1,500	2,045

			9,234

Germany - 1.5%
Deutsche Bank AG 9.375% due 02/13/18 (Þ)		490	355
Faenza GmbH 8.250% due 08/15/21 (Å)	EUR	495	668
Grohe Holding GmbH 8.750% due 12/15/17 (Ê)(Þ)	EUR	1,250	1,731
Series REGS 8.750% due 12/15/17 (Ê)	EUR	200	277
Styrolution Group GmbH 7.625% due 05/15/16 (Þ)	EUR	230	319
Series REGS 7.625% due 05/15/16	EUR	500	693
Techem Energy Metering Service GmbH & Co. KG 7.875% due 10/01/20 (Þ)	EUR	560	812

Russell Global Opportunistic Credit Fund	97

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Fair Value $

Series REGS 7.875% due 10/01/20	EUR	800	1,160
Trionista TopCo GmbH 6.875% due 04/30/21 (Þ)	EUR	1,565	2,134
Series REGS 6.875% due 04/30/21	EUR	900	1,227
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 5.750% due 01/15/23 (Þ)	EUR	800	1,059
Series REGS 5.500% due 09/15/22	EUR	1,050	1,381
WEPA Hygieneprodukte GmbH 6.500% due 05/15/20 (Þ)	EUR	870	1,212

			13,028

Ghana - 0.0%
Republic of Ghana Series REGS 8.500% due 10/04/17		296	324

Hungary - 1.5%
Hungary Government Bond Series 15/C 7.750% due 08/24/15	HUF	615,000	2,907
Series 16/D 5.500% due 12/22/16	HUF	50,000	225
Series 17/A 6.750% due 11/24/17	HUF	725,000	3,393
Series 17/B 6.750% due 02/24/17	HUF	37,500	175
Series 18/A 5.500% due 12/20/18	HUF	125,000	556
Series 20/A 7.500% due 11/12/20	HUF	76,100	368
Series 22/A 7.000% due 06/24/22	HUF	326,000	1,510
Hungary Government International Bond 5.000% due 03/30/16	GBP	209	319
3.500% due 07/18/16	EUR	999	1,329
4.375% due 07/04/17	EUR	262	350
6.375% due 03/29/21		410	428
5.375% due 02/21/23		616	588
7.625% due 03/29/41		550	577

			12,725

India - 0.0%
HDFC Bank, Ltd. 3.000% due 03/06/18		200	191

Indonesia - 2.8%
Indonesia Government International Bond 3.375% due 04/15/23 (Þ)		628	551
7.750% due 01/17/38		457	551
Series REGS 4.875% due 05/05/21		1,235	1,253

	Principal Amount ($) or Shares		Fair Value $
Indonesia Treasury Bond Series FR58 8.250% due 06/15/32	IDR	15,000,000	1,460
Series FR59 7.000% due 05/15/27	IDR	32,540,000	2,887
Series FR61 7.000% due 05/15/22	IDR	20,450,000	1,889
Series FR62 6.375% due 04/15/42	IDR	2,000,000	150
Series FR63 5.625% due 05/15/23	IDR	15,000,000	1,245
Series FR64 6.125% due 05/15/28	IDR	16,700,000	1,350
Series FR65 6.625% due 05/15/33	IDR	6,000,000	492
Series FR66 5.250% due 05/15/18	IDR	12,000,000	1,070
Pertamina Persero PT Series REGS 6.000% due 05/03/42		602	519
Republic of Indonesia 6.875% due 01/17/18		1,856	2,102
11.625% due 03/04/19		3,242	4,441
5.875% due 03/13/20		1,643	1,787
8.500% due 10/12/35		1,615	2,075

			23,822

Iraq - 0.2%
Republic of Iraq Series REGS 5.800% due 01/15/28		2,307	1,938

Ireland - 0.8%
Alfa Bank OJSC Via Alfa Bond Issuance PLC 7.500% due 09/26/19 (Þ)		265	278
Ardagh Packaging Finance PLC Series REGS 9.250% due 10/15/20	EUR	1,150	1,637
EDC Finance, Ltd. 4.875% due 04/17/20 (Þ)		233	216
EuroChem Mineral & Chemical Co. OJSC via EuroChem GI, Ltd. 5.125% due 12/12/17 (Þ)		250	248
Federal Grid Co. OJS via Federal Grid Finance, Ltd. 8.446% due 03/13/19	RUB	17,000	507
Metalloinvest Finance, Ltd. 6.500% due 07/21/16 (Þ)		300	314
MTS International Funding, Ltd. 5.000% due 05/30/23 (Þ)		850	795
Nara Cable Funding II, Ltd. 8.500% due 03/01/20 (Þ)	EUR	350	498
Nara Cable Funding, Ltd. Series REGS 8.875% due 12/01/18	EUR	730	1,014

98	Russell Global Opportunistic Credit Fund

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Fair Value $

Novatek OAO via Novatek Finance, Ltd. 6.604% due 02/03/21 (Þ)		353	383
Series REGS 5.326% due 02/03/16		235	246
OJSC Novolipetsk Steel via Steel Funding, Ltd. 4.450% due 02/19/18 (Þ)		253	242
Sibur Securities, Ltd. 3.914% due 01/31/18 (Þ)		200	191

			6,569

Isle of Man - 0.0%
Zhaikmunai, LP 7.125% due 11/13/19 (Þ)		250	262

Ivory Coast - 0.1%
Ivory Coast Government International Bond Series REGS 5.750% due 12/31/32		942	829

Kazakhstan - 0.8%
KazMunayGas National Co. JSC 9.125% due 07/02/18 (Þ)		422	514
6.375% due 04/09/21 (Þ)		1,355	1,470
4.400% due 04/30/23 (Þ)		678	628
5.750% due 04/30/43 (Þ)		366	322
Series REGS 11.750% due 01/23/15		842	947
7.000% due 05/05/20		2,080	2,343
6.375% due 04/09/21		390	423

			6,647

Lithuania - 0.2%
Lithuania Government International Bond 6.625% due 02/01/22 (Þ)		1,423	1,668

Luxembourg - 6.4%
Aguila 3 SA 7.875% due 01/31/18 (Þ)		695	719
Series REGS 7.875% due 01/31/18	CHF	620	693
APERAM 7.750% due 04/01/18 (Þ)		2,515	2,377
ArcelorMittal 6.000% due 03/01/21		3,710	3,738
Befesa Zinc SAU Via Zinc Capital SA Series REGS 8.875% due 05/15/18	EUR	1,045	1,481
Capsugel FinanceCo SCA 9.875% due 08/01/19 (Þ)	EUR	1,800	2,679
ConvaTec Healthcare E SA 10.500% due 12/15/18 (Þ)		2,240	2,520
Dufry Finance SCA 5.500% due 10/15/20 (Þ)		760	779
Elior Finance & Co. SCA 6.500% due 05/01/20 (Þ)	EUR	840	1,153
Expro Finance Luxembourg SCA 8.500% due 12/15/16 (Þ)		2,220	2,342

	Principal Amount ($) or Shares		Fair Value $
Far East Capital, Ltd. SA 8.000% due 05/02/18 (Þ)		232	218
Gategroup Finance Luxembourg SA 6.750% due 03/01/19 (Þ)	EUR	1,130	1,534
Gazprom Neft OAO Via GPN Capital SA 4.375% due 09/19/22 (Þ)		300	278
Gazprom OAO Via Gaz Capital SA 4.950% due 07/19/22 (Þ)		231	225
4.950% due 02/06/28 (Þ)		792	693
Series REGS 9.250% due 04/23/19		921	1,128
Gestamp Funding Luxembourg SA 5.875% due 05/31/20 (Þ)	EUR	400	524
INEOS Group Holdings SA 6.500% due 08/15/18 (Þ)	EUR	2,020	2,640
Intelsat Jackson Holdings SA 7.250% due 10/15/20		2,300	2,490
KION Finance SA 6.750% due 02/15/20 (Þ)	EUR	880	1,272
Matterhorn Midco & Cy SCA Series REGS 7.750% due 02/15/20	EUR	830	1,102
Minerva Luxembourg SA 7.750% due 01/31/23 (Þ)		261	253
Numericable Finance & Co. SCA 8.750% due 02/15/19 (Þ)	EUR	500	732
Ontex IV SA 9.000% due 04/15/19 (Þ)	EUR	1,050	1,450
Series REGS 9.000% due 04/15/19	EUR	1,315	1,817
Pinnacle Holdco Sarl Term Loan 10.500% due 07/30/20 (Ê)		1,340	1,358
Russian Agricultural Bank OJSC Via RSHB Capital SA 8.625% due 02/17/17 (Þ)	RUB	48,000	1,474
Series REGS 7.750% due 05/29/18		748	841
Sberbank of Russia Via SB Capital SA 6.125% due 02/07/22 (Þ)		200	213
Severstal OAO Via Steel Capital SA 5.900% due 10/17/22 (Þ)		200	184
Series REGS 6.700% due 10/25/17		102	108
Silver II Borrower / Silver II US Holdings LLC 7.750% due 12/15/20 (Þ)		2,201	2,306
Spie BondCo 3 SCA Series REGS 11.000% due 08/15/19	EUR	1,350	1,994
Sunrise Communications Holdings SA 8.500% due 12/31/18 (Þ)	EUR	1,370	1,968
Telenet Finance III Luxembourg SCA Series REGS 6.625% due 02/15/21	EUR	350	491
Telenet Finance V Luxembourg SCA 6.750% due 08/15/24 (Þ)	EUR	600	831
Series REGS 6.750% due 08/15/24	EUR	450	624

Russell Global Opportunistic Credit Fund	99

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Fair Value $

Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc. 8.750% due 02/01/19 (Þ)		2,195	2,179
VTB Bank OJSC Via VTB Capital SA Series REGS 6.315% due 02/22/18		896	938
6.950% due 10/17/22		402	405
6.250% due 06/30/35		326	345
Wind Acquisition Finance SA 11.750% due 07/15/17 (Þ)		100	106
Series REGS 11.750% due 07/15/17	EUR	1,900	2,673
7.375% due 02/15/18	EUR	100	138

			54,013

Malaysia - 2.0%
IOI Investment L BHD 4.375% due 06/27/22		200	190
Malayan Banking BHD 3.250% due 09/20/22		200	197
Malaysia Government Bond Series 0111 4.160% due 07/15/21	MYR	5,200	1,606
Series 0112 3.418% due 08/15/22	MYR	1,320	387
Series 0210 4.012% due 09/15/17	MYR	4,380	1,361
Series 0311 4.392% due 04/15/26	MYR	3,650	1,153
Series 0312 3.197% due 10/15/15	MYR	5,000	1,537
Series 0409 3.741% due 02/27/15	MYR	3,100	963
Series 0511 3.580% due 09/28/18	MYR	18,000	5,464
Series 0902 4.378% due 11/29/19	MYR	3,490	1,098
Penerbahgan Malaysia Berhad 5.625% due 03/15/16		1,612	1,778
Petroliam Nasional BHD Series REGS 7.625% due 10/15/26		213	273
Petronas Capital, Ltd. Series REGS 7.875% due 05/22/22		211	271
Wakala Global Sukuk BHD Series REGS 4.646% due 07/06/21		399	425

			16,703

Mexico - 3.5%
America Movil SAB de CV Series 12 6.450% due 12/05/22	MXN	6,500	487
BBVA Bancomer SA 6.750% due 09/30/22 (Þ)		150	159

	Principal Amount ($) or Shares		Fair Value $
Cemex SAB de CV 9.500% due 06/15/18 (Þ)		216	241
Grupo Bimbo SAB de CV 4.875% due 06/30/20 (Þ)		131	139
4.500% due 01/25/22 (Þ)		200	206
Grupo Televisa SAB 6.000% due 05/15/18		100	113
7.250% due 05/14/43	MXN	10,200	677
Metalsa SA de CV 4.900% due 04/24/23 (Þ)		212	200
Mexican Bonos Series M 10 7.250% due 12/15/16	MXN	15,200	1,285
7.750% due 12/14/17	MXN	26,330	2,283
Series M 20 12.500% due 11/30/17	MXN	18,650	1,942
7.500% due 06/03/27	MXN	27,000	2,323
Series M 30 8.500% due 11/18/38	MXN	17,100	1,547
Series M 6.000% due 06/18/15	MXN	21,040	1,700
5.000% due 06/15/17	MXN	1,100	87
6.500% due 06/09/22	MXN	33,670	2,736
8.000% due 12/07/23	MXN	11,316	1,019
7.750% due 05/29/31	MXN	17,200	1,463
7.750% due 11/13/42	MXN	4,300	360
Mexican Udibonos 5.000% due 06/16/16	MXN	18,555	1,620
Mexichem SAB de CV 4.875% due 09/19/22 (Þ)		200	197
Mexico Generadora de Energia S de rl 5.500% due 12/06/32 (Þ)		200	191
Mexico Government International Bond 5.625% due 01/15/17		574	640
5.125% due 01/15/20		446	496
8.300% due 08/15/31		268	371
6.050% due 01/11/40		1,256	1,394
4.750% due 03/08/44		594	547
5.750% due 10/12/49		3,286	3,073
Series MTNA 6.750% due 09/27/34		1,433	1,734
Petroleos Mexicanos 6.500% due 06/02/41		286	301

			29,531

Morocco - 0.1%
Morocco Government International Bond 4.250% due 12/11/22 (Þ)		655	595

Netherlands - 0.9%
Ajecorp BV 6.500% due 05/14/22 (Þ)		250	256
Bharti Airtel International Netherlands BV 5.125% due 03/11/23 (Þ)		351	326
Indosat Palapa Co. BV 7.375% due 07/29/20 (Þ)		150	163

100	Russell Global Opportunistic Credit Fund

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Fair Value $

Listrindo Capital BV 6.950% due 02/21/19 (Þ)		200	211
Metinvest BV 8.750% due 02/14/18 (Þ)		200	193
Myriad International Holdings BV 6.000% due 07/18/20 (Å)		200	207
Nokia Siemens Networks Finance BV 7.125% due 04/15/20 (Þ)	EUR	1,040	1,422
Schaeffler Holding Finance BV 6.875% due 08/15/18 (Å)	EUR	1,370	1,859
UPC Holding BV 6.375% due 09/15/22 (Þ)	EUR	1,500	1,995
VimpelCom Holdings BV 9.000% due 02/13/18 (Þ)	RUB	6,000	183
5.200% due 02/13/19 (Þ)		250	247
Series REGS 6.255% due 03/01/17		200	209

			7,271

Nigeria - 0.3%
Nigeria Government Bond Series 5YR 15.100% due 04/27/17	NGN	23,000	148
Series 7 16.000% due 06/29/19	NGN	171,000	1,158
Series 10YR 16.390% due 01/27/22	NGN	132,000	929
Nigeria Government International Bond 6.375% due 07/12/23 (Þ)		431	439

			2,674

Panama - 0.7%
Panama Government International Bond 7.125% due 01/29/26		116	143
8.875% due 09/30/27		236	331
9.375% due 04/01/29		3,985	5,838

			6,312

Peru - 0.9%
Banco de Credito del Peru 5.375% due 09/16/20 (Þ)		187	193
Banco de Credito del Peru/Panama Series REGS 5.375% due 09/16/20		100	103
BBVA Banco Continental SA 5.000% due 08/26/22 (Þ)		160	157
Cementos Pacasmayo SAA 4.500% due 02/08/23 (Þ)		196	182
Corp. Azucarera del Peru SA 6.375% due 08/02/22 (Þ)		131	129
Peruvian Government International Bond 8.750% due 11/21/33		1,575	2,291
5.625% due 11/18/50		688	702
Series REGS 7.840% due 08/12/20	PEN	7,120	2,954
6.950% due 08/12/31	PEN	1,800	693

	Principal Amount ($) or Shares		Fair Value $
Volcan Cia Minera SAA 5.375% due 02/02/22 (Þ)		100	98

			7,502

Philippines - 0.5%
Philippine Government International Bond 4.000% due 01/15/21		2,772	2,886
9.500% due 02/02/30		272	408
6.250% due 01/14/36	PHP	30,000	774

			4,068

Poland - 2.4%
Poland Government Bond Series 0415 5.500% due 04/25/15	PLN	9,200	3,008
Series 0417 4.750% due 04/25/17	PLN	4,200	1,384
Series 0418 3.750% due 04/25/18	PLN	4,200	1,333
Series 0922 5.750% due 09/23/22	PLN	7,850	2,761
Series 1016 4.750% due 10/25/16	PLN	900	296
Series 1017 5.250% due 10/25/17	PLN	5,000	1,682
Series 1019 5.500% due 10/25/19	PLN	6,025	2,075
Series CPI 3.000% due 08/24/16	PLN	2,305	747
2.750% due 08/25/23	PLN	4,865	1,593
Poland Government International Bond 6.375% due 07/15/19		1,026	1,200
5.125% due 04/21/21		851	925
5.000% due 03/23/22		3,071	3,294

			20,298

Romania - 0.3%
Romania Government Bond Series 3YR 5.800% due 10/26/15	RON	1,400	432
Series 4YR 5.750% due 01/27/16	RON	4,530	1,397
Series 5Y 5.900% due 07/26/17	RON	1,620	508
Series 10YR 6.750% due 06/11/17	RON	1,300	418

			2,755

Russia - 2.2%
Russian Federal Bond - OFZ Series 5077 7.350% due 01/20/16	RUB	9,500	296
Series 5080 7.400% due 04/19/17	RUB	20,000	627
Series 6204 7.500% due 03/15/18	RUB	9,880	313
Series 6205 7.600% due 04/14/21	RUB	13,200	415

Russell Global Opportunistic Credit Fund	101

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Fair Value $

Series 6207 8.150% due 02/03/27	RUB	35,000	1,104
Series 6208 7.500% due 02/27/19	RUB	47,200	1,487
Series 6211 7.000% due 01/25/23	RUB	84,400	2,495
Series 6212 7.050% due 01/19/28	RUB	24,000	679
Russian Foreign Bond Series REGS 7.500% due 03/31/30		347	407
Russian Foreign Bond - Eurobond Series REGS 7.850% due 03/10/18	RUB	105,000	3,350
7.500% due 03/31/30		6,397	7,500

			18,673

Singapore - 0.0%
Oversea-Chinese Banking Corp., Ltd. 3.150% due 03/11/23 (Þ)		200	199

South Africa - 2.8%
Eskom Holdings SOC, Ltd. 6.750% due 08/06/23 (Þ)		617	614
Series ES26 7.850% due 04/02/26	ZAR	6,000	567
South Africa Government Bond Series 2023 7.750% due 02/28/23	ZAR	10,300	1,039
Series R157 13.500% due 09/15/15	ZAR	10,200	1,182
Series R186 10.500% due 12/21/26	ZAR	29,790	3,584
Series R203 8.250% due 09/15/17	ZAR	30,000	3,188
Series R204 8.000% due 12/21/18	ZAR	48,130	5,081
Series R207 7.250% due 01/15/20	ZAR	33,000	3,318
Series R209 6.250% due 03/31/36	ZAR	12,500	939
Series R213 7.000% due 02/28/31	ZAR	9,200	788
South Africa Government International Bond 6.875% due 05/27/19		769	884
5.500% due 03/09/20		2,258	2,419

			23,603

Spain - 0.5%
Abengoa Finance SAU 8.875% due 11/01/17 (Þ)		1,055	986
8.875% due 02/05/18 (Þ)	EUR	720	943
Obrascon Huarte Lain SA Series REGS 7.625% due 03/15/20	EUR	1,800	2,522

			4,451

	Principal Amount ($) or Shares		Fair Value $
Sweden - 0.2%
Stena AB Series REGS 7.875% due 03/15/20	EUR	1,180	1,716

Thailand - 1.4%
PTT Global Chemical PCL 4.250% due 09/19/22 (Þ)		200	195
Thailand Government Bond 3.125% due 12/11/15	THB	101,000	3,238
3.250% due 06/16/17	THB	34,300	1,095
3.450% due 03/08/19	THB	10,000	318
3.875% due 06/13/19	THB	104,000	3,368
3.650% due 12/17/21	THB	53,250	1,674
3.580% due 12/17/27	THB	26,600	792
Series ILB 1.200% due 07/14/21	THB	24,213	801

			11,481

Turkey - 3.6%
Akbank TAS 3.875% due 10/24/17 (Þ)		150	145
7.500% due 02/05/18 (Þ)	TRY	1,350	628
Series REGS 5.000% due 10/24/22		250	226
Turkey Government Bond 6.500% due 01/07/15	TRY	3,090	1,542
9.000% due 01/27/16	TRY	4,679	2,432
8.300% due 06/20/18	TRY	1,970	991
10.500% due 01/15/20	TRY	1,980	1,091
7.100% due 03/08/23	TRY	1,000	449
Series 5YR 9.000% due 03/08/17	TRY	8,710	4,499
Series 5Y 6.300% due 02/14/18	TRY	2,110	984
Series CPI 4.000% due 04/01/20	TRY	716	393
3.000% due 07/21/21	TRY	4,617	2,340
Turkey Government International Bond 7.000% due 09/26/16		374	417
7.500% due 07/14/17		356	408
7.500% due 11/07/19		1,122	1,313
7.000% due 06/05/20		3,654	4,184
5.625% due 03/30/21		319	336
5.125% due 03/25/22		1,606	1,626
6.250% due 09/26/22		1,711	1,865
3.250% due 03/23/23		1,861	1,610
8.000% due 02/14/34		917	1,112
6.000% due 01/14/41		1,209	1,167
4.875% due 04/16/43		1,157	963
Turkiye Garanti Bankasi AS 5.250% due 09/13/22 (Þ)		200	181

			30,902

102	Russell Global Opportunistic Credit Fund

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Fair Value $

Ukraine - 0.9%
Financing of Infrastrucural Projects State Enterprise 9.000% due 12/07/17 (Þ)		397	367
Ukraine Government International Bond 6.250% due 06/17/16 (Þ)		642	602
7.800% due 11/28/22 (Þ)		1,731	1,554
7.500% due 04/17/23 (Þ)		1,591	1,390
Series REGS 4.950% due 10/13/15	EUR	780	998
6.250% due 06/17/16		1,938	1,817
9.250% due 07/24/17		399	398
6.750% due 11/14/17		200	184

			7,310

United Kingdom - 2.0%
Afren PLC 10.250% due 04/08/19 (Þ)		200	231
Arqiva Broadcast Finance PLC 9.500% due 03/31/20 (Þ)	GBP	1,270	2,072
Series REGS 9.500% due 03/31/20	GBP	710	1,158
Elli Finance UK PLC 8.750% due 06/15/19 (Þ)	GBP	1,100	1,812
ENW Finance PLC 5.875% due 06/21/21	GBP	620	957
Ferrexpo Finance PLC 7.875% due 04/07/16 (Þ)		200	187
Heathrow Finance PLC Series REGS 5.375% due 09/02/19	GBP	630	968
Kelda Finance No. 3 PLC Series REGS 5.750% due 02/17/20	GBP	650	999
Kerling PLC Series REGS 10.625% due 02/01/17	EUR	1,560	2,205
Pendragon PLC 6.875% due 05/01/20	GBP	2,000	3,088
R&R Pik PLC 9.250% due 05/15/18 (Þ)	EUR	1,550	2,124
Ukreximbank Via Biz Finance PLC Series REGS 8.375% due 04/27/15		150	145
Vedanta Resources PLC 6.000% due 01/31/19 (Þ)		473	461
8.250% due 06/07/21 (Þ)		200	209
7.125% due 05/31/23 (Þ)		243	237
Vougeot Bidco PLC 7.875% due 07/15/20 (Þ)	GBP	160	250

			17,103

United States - 37.8%
ACCO Brands Corp. 6.750% due 04/30/20		2,375	2,437

	Principal Amount ($) or Shares	Fair Value $
Air Distribution Technologies, Inc. 5.000% due 11/09/18 (Ê)	259	260
9.250% due 05/09/20 (Ê)	1,600	1,638
Altegrity, Inc. 10.500% due 11/01/15 (Þ)	4,690	4,151
American Builders & Contractors Supply Co., Inc. 3.500% due 04/16/20 (Ê)	4,360	4,362
American Residential Services LLC 12.000% due 04/15/15 (Þ)	1,160	1,160
AmeriGas Finance LLC / AmeriGas Finance Corp. 7.000% due 05/20/22	1,705	1,816
Ameristar Casinos, Inc. 7.500% due 04/15/21	1,675	1,788
Ancestry.com, Inc. 11.000% due 12/15/20 (Þ)	3,510	4,010
ARS Intermediate Holdings LLC 13.625% due 11/15/15 (Å)	2,612	2,341
BC Mountain LLC / BC Mountain Finance, Inc. 7.000% due 02/01/21 (Þ)	1,900	1,976
Belden, Inc. 5.500% due 04/15/23 (Þ)	1,940	2,543
Berlin Packaging LLC Term Loan 4.750% due 04/03/19 (Ê)	620	624
Berlin Packaging, LLC Term Loan 8.750% due 04/02/20	460	465
Berry Petroleum Co. 6.375% due 09/15/22	1,020	1,040
Beverages & More, Inc. 9.625% due 10/01/14 (Þ)	4,885	4,928
Biomet, Inc. 6.500% due 08/01/20	1,225	1,286
6.500% due 10/01/20	1,275	1,309
Biomet, Inc. Term Loan B 3.943% due 07/25/17 (Ê)	4,808	4,837
Brazil Loan Trust 1 5.477% due 07/24/23 (Å)	2,221	2,302
Cablevision Systems Corp. 5.875% due 09/15/22	700	696
Caesars Entertainment Operating Co., Inc. 11.250% due 06/01/17	6,390	6,641
9.000% due 02/15/20	500	468
Caesars Operating Escrow LLC / Caesars Escrow Corp. 9.000% due 02/15/20 (Þ)	870	820
CCO Holdings LLC / CCO Holdings Capital Corp. 5.750% due 09/01/23 (Þ)	265	249
5.750% due 01/15/24	1,015	949
CDR DB Sub, Inc. 7.750% due 10/15/20 (Þ)	1,565	1,590
CDW LLC / CDW Finance Corp. 8.000% due 12/15/18	2,280	2,491
Cemex Finance LLC 9.375% due 10/12/22 (Þ)	756	847

Russell Global Opportunistic Credit Fund	103

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Century Aluminum Co. 7.500% due 06/01/21 (Þ)	4,040	3,757
Chesapeake Energy Corp. 6.625% due 08/15/20	530	575
5.750% due 03/15/23	1,150	1,159
Chesapeake Oilfield Operating LLC / Chesapeake Oilfield Finance, Inc. 6.625% due 11/15/19	445	449
CIT Group, Inc. 5.375% due 05/15/20	350	366
5.000% due 08/15/22	570	565
Citigroup, Inc. 11.000% due 07/27/20 (Þ)	200,000	128
Series EMt3 11.000% due 07/27/20	595,000	381
Claire’s Stores, Inc. 8.875% due 03/15/19	1,500	1,613
9.000% due 03/15/19 (Þ)	310	349
Clear Channel Worldwide Holdings, Inc. 6.500% due 11/15/22	20	20
Series A 7.625% due 03/15/20	1,750	1,829
Series B 7.625% due 03/15/20	50	53
Cleaver-Brooks, Inc. 8.750% due 12/15/19 (Þ)	580	624
Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp. 8.500% due 12/15/19	465	502
Community Health Systems, Inc. 8.000% due 11/15/19	1,010	1,067
7.125% due 07/15/20	1,285	1,315
Concho Resources, Inc. 5.500% due 04/01/23	1,160	1,157
Connolly LLC Term Loan 10.500% due 07/26/19 (Ê)	3,420	3,446
CSC Holdings LLC 6.750% due 11/15/21	700	766
Cumulus Media Holdings, Inc. 7.750% due 05/01/19	1,220	1,241
DISH DBS Corp. 5.875% due 07/15/22	1,410	1,406
5.000% due 03/15/23	355	333
Education Management LLC / Education Management Finance Corp. 15.000% due 07/01/18 (Þ)	875	932
Education Management, LLC Term Loan 8.250% due 03/30/18	1,229	1,152
Elo Touch Solutions, Inc. 12.000% due 12/01/18 (Å)	2,000	1,300
Emdeon, Inc. 11.000% due 12/31/19	1,415	1,617
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. 11.000% due 10/01/21 (Þ)	470	510
12.250% due 03/01/22 (Þ)	1,340	1,491

	Principal Amount ($) or Shares	Fair Value $
Envision Healthcare Corp. Term Loan B 4.000% due 05/25/18 (Ê)	3,112	3,122
Expert Global Solutions, Inc. Term Loan B 8.500% due 04/03/18	7,162	7,263
First Data Corp. 6.750% due 11/01/20 (Þ)	3,660	3,820
8.250% due 01/15/21 (Þ)	2,380	2,487
11.250% due 01/15/21 (Þ)	615	636
10.625% due 06/15/21 (Þ)	305	310
First Data Corp. Term Loan C 4.190% due 03/24/18 (Ê)	1,150	1,147
First Quality Finance Co., Inc. 4.625% due 05/15/21 (Þ)	1,815	1,729
Flexi-Van Leasing, Inc. 7.875% due 08/15/18	980	977
Foresight Energy LLC / Foresight Energy Corp. 9.625% due 08/15/17 (Þ)	8,045	8,970
FPC Holdings, Inc. Term Loan 9.250% due 05/19/20	2,000	1,880
Frontier Communications Corp. 7.625% due 04/15/24	1,745	1,762
Global Brass & Copper, Inc. 9.500% due 06/01/19 (Þ)	1,570	1,700
Goodyear Tire & Rubber Co. (The) 6.500% due 03/01/21	1,230	1,287
7.000% due 05/15/22	625	664
GrafTech International, Ltd. 6.375% due 11/15/20 (Þ)	1,060	1,063
Grocery Outlet, Inc. Term Loan 10.500% due 05/26/19	2,230	2,264
GXS Worldwide, Inc. 9.750% due 06/15/15	6,450	6,627
Halcon Resources Corp. 9.750% due 07/15/20	585	607
Harbinger Group, Inc. 7.875% due 07/15/19 (Þ)	5,880	6,086
HCA Holdings, Inc. 6.250% due 02/15/21	1,740	1,805
HCA, Inc. 5.875% due 05/01/23	760	768
HCA, Inc. Term Loan B3 2.750% due 05/01/18 (Ê)	800	802
HCA, Inc. Term Loan B4 2.945% due 05/01/18 (Ê)	2,950	2,958
HCA, Inc. Term Loan B5 3.026% due 03/31/17 (Ê)	960	962
HD Supply, Inc. 7.500% due 07/15/20 (Þ)	400	424
11.500% due 07/15/20	695	824
Heartland Dental Care, Inc. Term Loan 6.250% due 12/21/18 (Ê)	1,476	1,498
Heartland Dental Care, LLC Term Loan 9.750% due 06/21/19	2,200	2,238
Hillman Group, Inc. (The) 10.875% due 06/01/18	760	819
IDQ Holdings, Inc. 11.500% due 04/01/17 (Þ)	2,170	2,409

104	Russell Global Opportunistic Credit Fund

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Immucor, Inc. 11.125% due 08/15/19	1,645	1,810
Ingles Markets, Inc. 5.750% due 06/15/23 (Þ)	2,050	2,045
Iron Mountain, Inc. 5.750% due 08/15/24	1,595	1,507
Isle of Capri Casinos, Inc. 8.875% due 06/15/20	1,223	1,284
JBS USA LLC / JBS USA Finance, Inc. 7.250% due 06/01/21 (Þ)	1,110	1,138
Kinetic Concepts, Inc. / KCI USA Inc 10.500% due 11/01/18	2,470	2,717
Kraton Polymers LLC / Kraton Polymers Capital Corp. 6.750% due 03/01/19	2,195	2,233
Legacy Reserves, LP / Legacy Reserves Finance Corp. 6.625% due 12/01/21 (Þ)	190	183
Level 3 Financing, Inc. 8.125% due 07/01/19	565	613
7.000% due 06/01/20	1,330	1,380
8.625% due 07/15/20	450	495
Levi Strauss & Co. 6.875% due 05/01/22	1,585	1,744
LIN Television Corp. 6.375% due 01/15/21	1,945	2,023
Linn Energy LLC / Linn Energy Finance Corp. 6.500% due 05/15/19	1,960	1,906
6.250% due 11/01/19 (Þ)	350	329
Live Nation Entertainment, Inc. Term Loan B Zero coupon due 11/06/16 (Ê)	218	219
LTS Buyer LLC 8.000% due 04/12/21	190	191
LTS Buyer LLC Term Loan 4.500% due 04/01/20 (Ê)	670	674
Lynx II Corp. 7.000% due 04/15/23 (Þ)	1,200	1,876
Memorial Production Partners 7.625% due 05/01/21	210	204
MGM Resorts International 6.750% due 10/01/20	810	862
6.625% due 12/15/21	585	617
MGM Resorts International Term Loan B 3.500% due 12/20/19 (Ê)	5,306	5,308
Michaels FinCo Holdings LLC / Michaels FinCo, Inc. 7.500% due 08/01/18 (Å)	1,695	1,712
Milacron LLC / Milacron Finance Corp. 7.750% due 02/15/21 (Þ)	1,610	1,642
National Vision, Inc. 7.000% due 08/02/18	1,728	1,728
Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.875% due 03/15/22 (Þ)	285	295
North Atlantic Trading Co. 11.500% due 07/15/16 (Þ)	1,100	1,155
NRG Energy, Inc. 6.625% due 03/15/23	2,440	2,501

	Principal Amount ($) or Shares	Fair Value $
Oasis Petroleum, Inc. 6.500% due 11/01/21	1,190	1,261
6.875% due 01/15/23	705	746
Optima Specialty Steel, Inc. 12.500% due 12/15/16 (Þ)	2,030	2,192
16.000% due 12/30/16 (Å)	1,950	1,950
Paperworks Industries, Inc. Term Loan 10.625% due 07/12/16	1,421	1,372
10.625% due 07/20/16 (Å)	4,145	4,000
Party City Holdings, Inc. 8.875% due 08/01/20 (Þ)	2,225	2,436
Peabody Energy Corp. 6.000% due 11/15/18	920	941
6.250% due 11/15/21	870	852
Pemex Project Funding Master Trust Series REGS 5.500% due 02/24/25	600	912
Penn Virginia Corp. 7.250% due 04/15/19	1,180	1,150
8.500% due 05/01/20	560	566
Penske Automotive Group, Inc. 5.750% due 10/01/22	1,940	1,998
Physio-Control International, Inc. 9.875% due 01/15/19 (Þ)	560	622
Pilgrim’s Pride Corp. 7.875% due 12/15/18	2,640	2,858
Pinnacle Entertainment, Inc. 7.750% due 04/01/22	1,125	1,178
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp. 4.875% due 05/01/21 (Þ)	2,380	2,231
Plains Exploration & Production Co. 6.750% due 02/01/22	1,980	2,120
6.875% due 02/15/23	415	447
PNK Finance Corp. 6.375% due 08/01/21 (Å)	335	337
Polymer Group, Inc. 7.750% due 02/01/19	2,095	2,236
Radiation Therapy Services, Inc. 8.875% due 01/15/17	2,220	2,070
Regency Energy Partners, LP / Regency Energy Finance Corp. 5.500% due 04/15/23	580	586
Reliance Holdings USA, Inc. 5.400% due 02/14/22 (Þ)	250	260
ResCare, Inc. 10.750% due 01/15/19	30	33
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 9.875% due 08/15/19	630	681
5.750% due 10/15/20	2,065	2,101
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 6.875% due 02/15/21	5	5
Rite Aid Corp. 6.750% due 06/15/21 (Þ)	1,850	1,855

Russell Global Opportunistic Credit Fund	105

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

ROC Finance, LLC 5.000% due 05/15/19	730	734
Ryerson, Inc. / Joseph T Ryerson & Son, Inc. 9.000% due 10/15/17 (Þ)	2,430	2,527
Sabine Pass Liquefaction LLC 5.625% due 04/15/23 (Þ)	1,495	1,458
Scientific Games International, Inc. 6.250% due 09/01/20	2,155	2,177
Serta Simmons Holdings LLC 8.125% due 10/01/20 (Þ)	1,490	1,579
Shale-Inland Holdings LLC / Shale-Inland Finance Corp. 8.750% due 11/15/19 (Þ)	2,030	2,106
Sheridan Holdings, Inc. 9.000% due 06/29/19	930	932
Sidewinder Drilling, Inc. 9.750% due 11/15/19 (Þ)	510	502
Sinclair Television Group, Inc. 5.375% due 04/01/21	465	455
Sitel LLC / Sitel Finance Corp. 11.000% due 08/01/17 (Þ)	3,170	3,376
Six Flags Entertainment Corp. 5.250% due 01/15/21 (Å)	1,280	1,251
Southern Copper Corp. 6.750% due 04/16/40	200	191
5.250% due 11/08/42	100	80
Spectrum Brands Escrow Corp. 6.375% due 11/15/20 (Þ)	230	245
6.625% due 11/15/22 (Þ)	1,060	1,134
Sprint Communications, Inc. 6.000% due 11/15/22	2,610	2,512
SSI Investments II, Ltd. / SSI Co.-Issuer LLC 11.125% due 06/01/18	1,816	2,002
Stone Energy Corp. 8.625% due 02/01/17	270	287
7.500% due 11/15/22	1,330	1,403
Summit Materials LLC / Summit Materials Finance Corp. 10.500% due 01/31/20	1,980	2,119
Sun Merger Sub, Inc. 5.250% due 08/01/18 (Å)	895	897
SunCoke Energy, Inc. 7.625% due 08/01/19	1,850	1,929
Sunstate Equipment Co. LLC / Sunstate Equipment Co, Inc. . 12.000% due 06/15/16 (Þ)	1,460	1,591
Symbion, Inc. 8.000% due 06/15/16	1,020	1,074
Tempur Sealy International, Inc. 6.875% due 12/15/20 (Þ)	1,490	1,579
Tops Holding Corp. / Tops Markets LLC 8.875% due 12/15/17 (Þ)	885	976
TransDigm, Inc. 7.500% due 07/15/21 (Þ)	3,225	3,419
TransUnion Holding Co., Inc. 8.125% due 06/15/18 (Þ)	1,285	1,373
9.625% due 06/15/18	1,005	1,091

	Principal Amount ($) or Shares		Fair Value $
Tronox Finance LLC 6.375% due 08/15/20 (Þ)		1,380	1,321
UCI International, Inc. 8.625% due 02/15/19		1,605	1,645
United Rentals NA, Inc. 7.625% due 04/15/22		795	887
6.125% due 06/15/23		315	327
United Surgical Partners International, Inc. 9.000% due 04/01/20		2,070	2,293
Univision Communications, Inc. 5.125% due 05/15/23 (Þ)		2,585	2,533
US Coatings Acquisition, Inc. / Axalta Coating Systems Dutch Holding B BV 5.750% due 02/01/21 (Þ)		730	976
Utex Industries, Inc. Term Loan 4.750% due 04/10/20 (Ê)		550	550
8.750% due 04/10/21 (Ê)		1,110	1,113
Valeant Pharmaceuticals International 6.750% due 08/15/21 (Þ)		520	538
Van Wagner Communications LLC 8.250% due 08/03/18 (Ê)		1,973	1,979
Victor Technologies Group, Inc. 9.000% due 12/15/17		6,330	6,836
VWR Funding, Inc. 7.250% due 09/15/17		2,640	2,759
VWR Funding, Inc. Term Loan B1 4.144% due 04/03/17 (Ê)		179	179
Washington Inventory Service Term Loan 10.250% due 06/18/19		2,600	2,647
West Corp. Term Loan B8 3.750% due 06/30/18 (Ê)		2,898	2,904
Wilton Brands LLC Term Loan B 7.500% due 08/30/18 (Ê)		3,960	3,971
Windstream Corp. 7.500% due 04/01/23		1,235	1,263
WMG Acquisition Corp. Series REGS 6.250% due 01/15/21		1,602	2,169
WMG Acquisition Corp. Term Loan B 3.750% due 07/01/20 (Ê)		850	851
Wolverine World Wide, Inc. 6.125% due 10/15/20 (Þ)		1,430	1,494

			320,656

Uruguay - 0.2%
Uruguay Government International Bond 5.000% due 09/14/18	UYU	3,707	193
6.875% due 09/28/25		828	1,006
7.875% due 01/15/33		445	581

			1,780

Venezuela, Bolivarian Republic of - 2.5%
Bogota Distrito Capital 9.750% due 07/26/28	COP	800,000	538
Petroleos de Venezuela SA Series 2014 4.900% due 10/28/14		7,470	7,029

106	Russell Global Opportunistic Credit Fund

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Fair Value $

Series 2015 5.000% due 10/28/15		183	162
Series REGS 8.500% due 11/02/17		2,041	1,878
Republic of Venezuela 7.750% due 10/13/19		5,702	4,789
Venezuela Government International Bond 6.000% due 12/09/20		1,681	1,239
9.000% due 05/07/23		1,150	952
Series REGS 13.625% due 08/15/18		1,024	1,057
12.750% due 08/23/22		3,028	3,088
11.950% due 08/05/31		729	689

			21,421

Virgin Islands, British - 0.6%
Arcos Dorados Holdings, Inc. Series REGS 10.250% due 07/13/16	BRL	750	329
Bestgain Real Estate, Ltd. Series REGS 2.625% due 03/13/18		200	185
QGOG Atlantic / Alaskan Rigs, Ltd. 5.250% due 07/30/18 (Þ)		291	296
Sinochem Overseas Capital Co., Ltd. 4.500% due 11/12/20 (Þ)		3,299	3,323
Series REGS 4.500% due 11/12/20		353	355
Sinopec Capital 2013, Ltd. 3.125% due 04/24/23 (Þ)		573	516

			5,004

Total Long-Term Fixed Income Investments (cost $769,957)			763,393

Preferred Stocks - 0.3%
United States - 0.3%
Harbinger Group, Inc.(AE)(Þ)		2,000	2,233

Total Preferred Stocks (cost $2,000)			2,233

	Notional Amount
Options Purchased - 0.0%
(Number of Contracts)
Cross Currency Options
Sep 2013 6.15 Call	USD/CHN	2,750	6
Sep 2013 6.15 Call	USD/CHN	2,840	5
Sep 2013 6.15 Call	USD/CHN	2,840	4

Total Options Purchased (cost $51)			15

	Principal Amount ($) or Shares			Fair Value $
Short-Term Investments - 8.4%
Hungary - 0.1%
Hungary Government International Bond 4.500% due 01/29/14		281		380
5.500% due 05/06/14		61		94

				474

Malaysia - 0.2%
Bank Negara Malaysia Monetary Notes Series 1813 Zero coupon due 11/07/13	MYR	1,300		398
Series 7512 Zero coupon due 09/05/13	MYR	2,425		745
Series 91 Zero coupon due 08/13/13	MYR	1,650		508

				1,651

Nigeria - 0.4%
Nigeria Treasury Bills Zero coupon due 09/05/13 (ž)	NGN	46,000		283
0.010% due 10/24/13 (ž)	NGN	4,000		24
0.010% due 12/05/13 (ž)	NGN	22,000		131
0.010% due 12/19/13 (ž)	NGN	325,750		1,933
0.010% due 04/10/14 (ž)	NGN	75,000		433
0.010% due 04/24/14 (ž)	NGN	2,000		11
0.010% due 06/05/14 (ž)	NGN	2,700		15
0.010% due 06/19/14 (ž)	NGN	71,000		395

				3,225

Romania - 0.1%
Romania Government Bond Series 2YR 5.850% due 07/28/14		3,400		1,038

Turkey - 0.6%
Turkey Government Bond Zero coupon due 06/11/14		3,530		1,694
Series 2YR 9.000% due 03/05/14		7,400		3,830

				5,524

United States - 7.0%
Russell U.S. Cash Management Fund		59,529,032	(¥)	59,529

Uruguay - 0.0%
Uruguay Treasury Bills Zero coupon due 09/09/13 (ž)	UYU	8,100		376

Total Short-Term Investments (cost $72,400)				71,817

Total Investments - 98.6% (identified cost $844,408)				837,458

Other Assets and Liabilities, Net - 1.4%				11,617

Net Assets - 100.0%				849,075

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund	107

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share and cost per unit amounts)

Restricted Securities

% of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares		Cost per Unit $	Cost (000) $	Fair Value (000) $

2.2%
ARS Intermediate Holdings LLC	05/03/11		2,611,565	99.22	2,591	2,341
Brazil Loan Trust 1	07/25/13		2,220,736	103.64	2,302	2,302
Elo Touch Solutions, Inc.	06/08/12		2,000,000	96.00	1,920	1,300
Faenza GmbH	07/25/13	EUR	495,000	132.85	658	668
Michaels FinCo Holdings LLC / Michaels FinCo, Inc.	07/24/13		1,695,000	100.03	1,695	1,712
Myriad International Holdings BV	07/16/13		200,000	101.00	202	207
Optima Specialty Steel, Inc.	01/31/13		1,950,000	98.19	1,915	1,950
Paperworks Industries, Inc. Term Loan	07/13/11		4,145,212	100.00	4,145	4,000
PNK Finance Corp.	07/30/13		335,000	100.00	335	337
Schaeffler Holding Finance BV	07/18/13	EUR	1,370,000	129.07	1,768	1,859
Six Flags Entertainment Corp.	07/25/13		1,280,000	97.75	1,251	1,251
Sun Merger Sub, Inc.	07/30/13		895,000	100.50	899	897

						18,824

For a description of restricted securities see note 7 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

108	Russell Global Opportunistic Credit Fund

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
United States Treasury 5 Year Note Futures	71	USD	8,617	09/13	(59)
United States Treasury Long-Term Bond Futures	83	USD	11,127	09/13	(344)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(403)

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund	109

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Barclays	USD	530	BRL	1,214	08/02/13	2
Barclays	USD	1,098	BRL	2,429	08/02/13	(33)
Barclays	USD	798	BRL	1,822	09/04/13	(5)
Barclays	USD	801	BRL	1,822	09/04/13	(9)
Barclays	USD	722	HUF	162,929	08/13/13	2
Barclays	USD	648	IDR	6,515,200	08/12/13	(15)
Barclays	USD	430	INR	23,872	11/13/13	(47)
Barclays	USD	420	KES	38,115	05/20/14	(10)
Barclays	USD	230	MXN	2,953	08/05/13	1
Barclays	USD	80	MXN	1,000	08/13/13	(1)
Barclays	USD	120	MXN	1,529	08/13/13	—
Barclays	USD	1,634	MXN	20,494	08/13/13	(32)
Barclays	USD	750	MYR	2,387	08/02/13	(14)
Barclays	USD	753	MYR	2,387	08/12/13	(18)
Barclays	USD	250	PLN	809	08/13/13	3
Barclays	USD	3,518	RUB	116,535	08/15/13	9
Barclays	BRL	1,822	USD	803	08/02/13	5
Barclays	BRL	1,822	USD	807	08/02/13	8
Barclays	CZK	11,174	USD	560	08/19/13	(13)
Barclays	EUR	746	USD	957	08/19/13	(36)
Barclays	HUF	44,520	USD	199	08/13/13	2
Barclays	HUF	419,902	USD	1,836	08/13/13	(28)
Barclays	INR	45,535	USD	783	11/12/13	53
Barclays	INR	23,872	USD	410	11/13/13	27
Barclays	MYR	2,387	USD	754	08/02/13	18
Barclays	RON	4,022	USD	1,206	09/06/13	(2)
Barclays	TRY	2,703	USD	1,385	08/13/13	(8)
Barclays	ZAR	2,352	USD	240	08/13/13	2
Citigroup	PLN	677	USD	210	08/13/13	(2)
Deutsche Bank	USD	4,627	EUR	3,479	08/15/13	1
Deutsche Bank	USD	411	GBP	271	08/15/13	—
Deutsche Bank	USD	760	GBP	500	08/15/13	—
Deutsche Bank	USD	1,026	TRY	1,974	08/01/13	(7)
Deutsche Bank	CAD	2,114	USD	2,002	08/06/13	(56)
Deutsche Bank	EUR	45	USD	59	08/06/13	(1)
Deutsche Bank	EUR	3,479	USD	4,536	08/15/13	(92)
Deutsche Bank	EUR	3,498	USD	4,653	09/20/13	(1)
Deutsche Bank	GBP	271	USD	412	08/15/13	—
Deutsche Bank	GBP	500	USD	761	08/15/13	—
Deutsche Bank	GBP	278	USD	422	09/20/13	—
Deutsche Bank	GBP	524	USD	797	09/20/13	—
Deutsche Bank	NZD	1,045	USD	806	08/06/13	(29)
Deutsche Bank	NZD	2,471	USD	1,904	08/06/13	(69)
HSBC	USD	3,290	EUR	2,478	08/06/13	6
HSBC	USD	1,055	TRY	2,036	08/02/13	(4)
HSBC	COP	1,520,000	USD	800	08/26/13	—
HSBC	EUR	2,433	USD	3,162	08/06/13	(74)
HSBC	EUR	2,478	USD	3,290	09/06/13	(6)
HSBC	PEN	3,727	USD	1,330	09/03/13	3
JPMorgan Chase	USD	500	EUR	380	08/19/13	5
JPMorgan Chase	USD	850	INR	46,419	08/07/13	(88)
JPMorgan Chase	USD	820	INR	45,535	11/12/13	(90)
JPMorgan Chase	USD	430	INR	23,878	11/13/13	(47)

See accompanying notes which are an integral part of this quarterly report.

110	Russell Global Opportunistic Credit Fund

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

JPMorgan Chase	USD	110	RUB	3,619	08/01/13	—
JPMorgan Chase	USD	109	RUB	3,619	08/15/13	—
JPMorgan Chase	CAD	2,786	USD	2,639	08/06/13	(73)
JPMorgan Chase	CZK	11,174	USD	562	08/19/13	(11)
JPMorgan Chase	INR	46,419	USD	812	08/07/13	50
JPMorgan Chase	INR	23,878	USD	410	11/13/13	27
JPMorgan Chase	RON	973	USD	292	09/06/13	(1)
JPMorgan Chase	RUB	3,619	USD	110	08/01/13	—
JPMorgan Chase	TRY	410	USD	210	08/13/13	(1)
JPMorgan Chase	TRY	821	USD	420	08/13/13	(3)
Standard Chartered	USD	1,086	BRL	2,429	08/02/13	(21)
Standard Chartered	USD	1,103	BRL	2,429	08/02/13	(39)
Standard Chartered	USD	798	BRL	1,822	09/04/13	(5)
Standard Chartered	USD	801	BRL	1,822	09/04/13	(9)
Standard Chartered	USD	160	COP	306,696	08/15/13	2
Standard Chartered	USD	1,168	PLN	3,793	08/13/13	18
Standard Chartered	USD	949	ZAR	9,400	08/13/13	2
Standard Chartered	BRL	1,214	USD	530	08/02/13	(2)
Standard Chartered	BRL	1,822	USD	803	08/02/13	5
Standard Chartered	BRL	1,822	USD	807	08/02/13	8
Standard Chartered	COP	306,696	USD	161	08/15/13	—
Standard Chartered	EUR	746	USD	957	08/19/13	(36)
Standard Chartered	TRY	2,703	USD	1,385	08/13/13	(8)
Standard Chartered	ZAR	14,684	USD	1,486	08/13/13	—
State Street	USD	4,765	CAD	4,900	08/06/13	5
State Street	USD	1,680	EUR	1,265	09/06/13	3
State Street	USD	2,798	NZD	3,516	08/06/13	11
State Street	USD	1,353	NZD	1,704	09/06/13	5
State Street	AUD	1,950	USD	1,746	09/06/13	(3)
State Street	CAD	1,549	USD	1,505	09/06/13	(1)
State Street	CAD	4,900	USD	4,762	09/06/13	(4)
State Street	CHF	658	USD	692	08/05/13	(19)
State Street	EUR	564	USD	746	08/05/13	(4)
State Street	EUR	671	USD	860	08/05/13	(32)
State Street	EUR	854	USD	1,118	08/05/13	(18)
State Street	EUR	52,884	USD	68,756	08/05/13	(1,599)
State Street	GBP	151	USD	229	08/05/13	(1)
State Street	GBP	8,840	USD	13,387	08/05/13	(61)
State Street	NZD	3,516	USD	2,792	09/06/13	(9)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(2,514)

Credit Default Swap Contracts
Credit Indices
Reference Entity	Counterparty	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Fair Value $

CDX NA High Yield Index	Morgan Stanley	USD	2,000	5.000%	06/20/18	116
CDX NA High Yield Index	Morgan Stanley	USD	2,000	5.000%	06/20/18	116
CDX NA High Yield Index	Morgan Stanley	USD	3,000	5.000%	06/20/18	173
CDX NA High Yield Index	Morgan Stanley	USD	3,500	5.000%	06/20/18	202
CDX NA High Yield Index	Morgan Stanley	USD	14,000	5.000%	06/20/18	809

Total Fair Value on Open Credit Default Indices Premiums Paid (Received) - $920 (å)						1,416

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund	111

Russell Investment Company

Russell Global Opportunistic Credit Fund

Presentation of Portfolio Holdings — July 31, 2013 (Unaudited)

Amounts in thousands

	Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Argentina	$—	$228	$—	$228
Australia	—	1,366	—	1,366
Azerbaijan	—	323	—	323
Belgium	—	876	—	876
Bermuda	—	2,013	—	2,013
Brazil	—	31,352	—	31,352
Canada	—	5,758	—	5,758
Cayman Islands	—	4,457	—	4,457
Chile	—	4,837	—	4,837
Colombia	—	13,610	—	13,610
Croatia	—	1,291	—	1,291
Cyprus	—	244	—	244
Dominican Republic	—	3,433	—	3,433
El Salvador	—	347	—	347
France	—	9,234	—	9,234
Germany	—	12,673	355	13,028
Ghana	—	324	—	324
Hungary	—	12,725	—	12,725
India	—	191	—	191
Indonesia	—	23,822	—	23,822
Iraq	—	1,938	—	1,938
Ireland	—	6,569	—	6,569
Isle of Man	—	262	—	262
Ivory Coast	—	829	—	829
Kazakhstan	—	6,647	—	6,647
Lithuania	—	1,668	—	1,668
Luxembourg	—	54,013	—	54,013
Malaysia	—	16,703	—	16,703
Mexico	—	29,531	—	29,531
Morocco	—	595	—	595
Netherlands	—	7,271	—	7,271
Nigeria	—	2,674	—	2,674
Panama	—	6,312	—	6,312
Peru	—	7,502	—	7,502
Philippines	—	4,068	—	4,068
Poland	—	20,298	—	20,298
Romania	—	2,755	—	2,755
Russia	—	18,673	—	18,673
Singapore	—	199	—	199
South Africa	—	23,603	—	23,603
Spain	—	4,451	—	4,451
Sweden	—	1,716	—	1,716
Thailand	—	11,481	—	11,481
Turkey	—	30,902	—	30,902
Ukraine	—	7,310	—	7,310
United Kingdom	—	17,103	—	17,103
United States	—	310,484	10,172	320,656
Uruguay	—	1,780	—	1,780
Venezuela, Bolivarian Republic of	—	21,421	—	21,421
Virgin Islands, British	—	5,004	—	5,004
Preferred Stocks	—	—	2,233	2,233
Options Purchased	—	15	—	15
Short-Term Investments	—	71,817	—	71,817

Total Investments	—	824,698	12,760	837,458

See accompanying notes which are an integral part of this quarterly report.

112	Russell Global Opportunistic Credit Fund

Russell Investment Company

Russell Global Opportunistic Credit Fund

Presentation of Portfolio Holdings, continued — July 31, 2013 (Unaudited)

Amounts in thousands

	Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Other Financial Instruments
Futures Contracts	$(403)	$—	$—	$(403)
Foreign Currency Exchange Contracts	6	(2,520)	—	(2,514)
Credit Default Swap Contracts	—	496	—	496

Total Other Financial Instruments*	$(397)	$(2,024)	$—	$(2,421)

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2013, see note 2 in the Notes to Quarterly Report.

The significant inputs used in determining the fair value levels of Level 3 securities were as follows:

Quantitative Information about Level 3 Fair Value Measurements

Category and Subcategory	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)	Fair Value ($)
Long-Term Fixed Income Investments
Germany	Broke Quote*			$355
United States	Broke Quote*			509
United States	Market Comparable Companies	Yield to Worst	1.7% - 3.1%	5,372
United States	Market Comparable Companies	Yield to Worst	4.9% - 11.0%	1,950
United States	Market Comparable Companies	Yield to Worst	12.2% - 23.5%	2,341
Preferred Stock	Market Conversion Price	Redemption Value	1,036.74	2,233

Total Investments				$12,760

*	For a description of the “Broker Quote” Valuation Technique see note 2 in the Notes to Quarterly Report.

A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ended July 31, 2013 were as follows:

Category and Subcategory	Beginning Balance 11/1/2012	Gross Purchases	Gross Sales	Accrued Discounts/ (Premiums)	Realized Gain (Loss)	Net Transfers into Level 3	Net Transfers out of Level 3	Net change in Unrealized Appreciation/ (Depreciation)	Ending Balance at 7/31/2013	Net change in Unrealized Appreciation/ (Depreciation) on Investments held as of 7/31/2013

Long-Term Fixed Income Investments
Dominican Republic	$435	$—	$395	$(9)	$(163)	$—	$—	$132	$—	$—
Germany	933	—	519	—	(195)	—	—	136	355	136
Switzerland	979	—	1,070	1	104	—	—	(14)	—	—
United States	8,291	2,415	417	5	27	—	—	(149)	10,172	(149)
Preferred Stocks	2,485	—	—	—	—	—	—	(252)	2,233	(252)
Short-Term Investments	3,092	—	3,159	—	(107)	—	—	174	—	—

Total Investments	$16,215	$2,415	$5,560	$(3)	$(334)	$—	$—	$27	$12,760	$(265)

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund	113

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Long-Term Investments - 88.9%
Asset-Backed Securities - 6.5%
Access Group, Inc. Series 2004-2 Class A3 0.456% due 10/25/24 (Ê)	3,700	3,325
ACE Securities Corp. Home Equity Loan Trust Series 2006-HE2 Class A2D 0.460% due 05/25/36 (Ê)	2,572	1,391
Series 2006-HE4 Class A2A 0.250% due 10/25/36 (Ê)	142	45
Ally Auto Receivables Trust Series 2010-1 Class A4 2.300% due 12/15/14	1,434	1,438
Series 2012-2 Class A2 0.560% due 10/15/14	2,259	2,259
Ally Master Owner Trust Series 2010-2 Class A 4.250% due 04/15/17 (Þ)	1,592	1,670
Series 2012-1 Class A2 1.440% due 02/15/17	5,690	5,733
AmeriCredit Automobile Receivables Trust Series 2010-4 Class B 1.990% due 10/08/15	2,640	2,648
Series 2011-3 Class B 2.280% due 06/08/16	5,735	5,810
Series 2012-2 Class A2 0.760% due 10/08/15	7,226	7,229
Series 2012-4 Class A2 0.490% due 04/08/16	2,298	2,296
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-W4 Class A2D 0.570% due 02/25/36 (Ê)	2,405	1,273
ARL First LLC Series 2012-1A Class A2 3.810% due 12/15/42 (Å)	2,518	2,472
Asset Backed Securities Corp. Home Equity Series 2006-HE5 Class A5 0.430% due 07/25/36 (Ê)	8,729	6,697
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE6 Class A1 0.465% due 09/25/34 (Ê)	80	79
Series 2006-HE3 Class A4 0.360% due 03/25/36 (Ê)	2,647	2,436
Bear Stearns Asset Backed Securities I Trust Series 2007-HE5 Class 1A2 0.370% due 06/25/47 (Ê)	3,500	3,208
BNC Mortgage Loan Trust Series 2007-2 Class A2 0.290% due 05/25/37 (Ê)	235	221
Brazos Higher Education Authority Series 2010-1 Class A2 1.473% due 02/25/35 (Ê)	5,000	4,952

	Principal Amount ($) or Shares	Fair Value $
Capital One Multi-Asset Execution Trust Series 2006-A12 Class A 0.251% due 07/15/16 (Ê)	2,670	2,669
C-BASS Mortgage Loan Trust Series 2007-CB3 Class A1 4.497% due 03/25/37	14,070	7,483
CCG Receivables Truste Series 2013-1 Class A2 1.050% due 08/14/20 (Þ)	3,580	3,578
Centex Home Equity Loan Trust Series 2002-D Class AF4 5.210% due 11/25/28	111	111
Series 2006-A Class AV4 0.440% due 06/25/36 (Ê)	4,713	4,120
CFC LLC Series 2013-1A Class A 1.650% due 07/17/17 (Þ)	3,734	3,723
Chesapeake Funding LLC Series 2012-1A Class A 0.945% due 11/07/23 (Ê)(Þ)	6,456	6,476
CIT Education Loan Trust Series 2007-1 Class A 0.363% due 03/25/42 (Ê)(Þ)	4,533	4,201
Citigroup Mortgage Loan Trust, Inc. Series 2007-AHL3 Class A3A 0.250% due 07/25/45 (Ê)	667	496
Series 2007-WFH1 Class A3 0.340% due 01/25/37 (Ê)	4,501	4,379
Series 2007-WFH1 Class A4 0.390% due 01/25/37 (Ê)	11,880	9,540
CNH Equipment Trust Series 2012-C Class A2 0.440% due 02/16/16	4,842	4,840
Conseco Finance Home Improvement Loan Trust Series 2000-E Class M1 8.130% due 08/15/31	173	174
Conseco Finance Securitizations Corp. Series 2001-4 Class A4 7.360% due 08/01/32	2,832	3,022
Conseco Financial Corp. Series 1997-5 Class A6 6.820% due 05/15/29	112	116
Series 1997-7 Class A6 6.760% due 07/15/28	343	362
Countrywide Asset-Backed Certificates Series 2005-4 Class AF3 4.456% due 10/25/35	177	178
Series 2005-17 Class 4A2A 0.450% due 05/25/36 (Ê)	1,035	1,031
Series 2006-3 Class 2A2 0.370% due 06/25/36 (Ê)	1,771	1,678
Series 2007-4 Class A2 5.530% due 04/25/47	2,802	2,589
Credit-Based Asset Servicing and Securitization LLC Series 2003-CB6 Class M1 1.240% due 12/25/33 (Ê)	3,981	3,645

114	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

DT Auto Owner Trust Series 2012-1A Class A 1.050% due 01/15/15 (Þ)	467	467
Series 2012-2A Class A 0.910% due 11/16/15 (Þ)	1,817	1,817
Series 2013-1A Class A 0.750% due 05/16/16 (Þ)	3,684	3,684
EquiFirst Mortgage Loan Trust Series 2003-2 Class M2 2.740% due 09/25/33 (Ê)	2,089	1,933
Exeter Automobile Receivables Trust Series 2013-1A Class A 1.290% due 10/16/17 (Þ)	2,978	2,964
Fannie Mae Grantor Trust Series 2003-T4 Class 2A5 5.407% due 09/26/33	557	569
Federal Home Loan Mortgage Corp. Structured Pass Through Securities Series 2000-30 Class A5 8.054% due 12/25/30	382	391
First Frankin Mortgage Loan Trust 2005-FF8 Series 2005-FF8 Class M1 0.680% due 09/25/35 (Ê)	4,600	3,930
First Franklin Mortgage Loan Asset Backed Certificates Series 2006-FF18 Class A2B 0.300% due 12/25/37 (Ê)	10,578	6,000
Series 2007-FF1 Class A2C 0.330% due 01/25/38 (Ê)	13,652	7,823
Fremont Home Loan Trust Series 2006-E Class 2A1 0.250% due 01/25/37 (Ê)	21	10
Green Tree Financial Corp. Series 1994-1 Class A5 7.650% due 04/15/19	531	556
Greywolf CLO I, Ltd. Series 2007-1A Class A 0.519% due 02/18/21 (Å)(Ê)	4,418	4,266
GSAA Trust Series 2006-2 Class 2A3 0.460% due 12/25/35 (Ê)	3,270	3,179
GSAMP Trust Series 2005-WMC2 Class A2C 0.540% due 11/25/35 (Ê)	6,361	5,801
Series 2006-HE5 Class A2C 0.340% due 08/25/36 (Ê)	7,534	4,409
Series 2007-FM1 Class A2A 0.260% due 12/25/36 (Ê)	648	308
Series 2007-NC1 Class A2A 0.240% due 12/25/46 (Ê)	599	303
Series 2007-NC1 Class A2B 0.290% due 12/25/46 (Ê)	1,161	592
Series 2007-NC1 Class A2C 0.340% due 12/25/46 (Ê)	12,919	6,628
Home Equity Asset Trust Series 2006-4 Class 2A4 0.470% due 08/25/36 (Ê)	3,361	2,392

	Principal Amount ($) or Shares	Fair Value $
Honda Auto Receivables Owner Trust Series 2013-3 Class A1 0.220% due 08/15/14	20,055	20,056
HSBC Home Equity Loan Trust Series 2005-1 Class A 0.482% due 01/20/34 (Ê)	1,513	1,486
Series 2006-2 Class A1 0.342% due 03/20/36 (Ê)	2,802	2,744
Series 2007-1 Class AS 0.392% due 03/20/36 (Ê)	6,390	6,237
Series 2007-2 Class A3V 0.412% due 07/20/36 (Ê)	4,967	4,915
HSI Asset Securitization Corp. Trust Series 2007-WF1 Class 2A4 0.440% due 05/25/37 (Ê)	9,069	6,442
Huntington Auto Trust Series 2012-2 Class A2 0.380% due 09/15/15	6,276	6,272
Hyundai Auto Lease Securitization Trust Series 2011-A Class A3 1.020% due 08/15/14 (Þ)	2,212	2,213
Hyundai Auto Receivables Trust Series 2011-B Class A3 1.040% due 09/15/15	1,006	1,008
Series 2012-B Class A2 0.540% due 01/15/15	5,708	5,709
IXIS Real Estate Capital Trust Series 2006-HE1 Class A3 0.390% due 03/25/36 (Ê)	2,295	1,215
Series 2006-HE1 Class A4 0.490% due 03/25/36 (Ê)	6,233	3,371
Series 2006-HE2 Class A4 0.450% due 08/25/36 (Ê)	6,209	2,593
IXIS Real Estate Capital Trust 2006-HE2 Series 2006-HE2 Class A3 0.350% due 08/25/36 (Ê)	751	307
JPMorgan Mortgage Acquisition Trust Series 2006-HE2 Class A4 0.343% due 07/25/36 (Ê)	2,398	1,938
Series 2007-CH1 Class MV1 0.420% due 11/25/36 (Ê)	2,374	2,022
Series 2007-CH2 Class AV4 0.340% due 01/25/37 (Ê)	10,370	8,283
Series 2007-HE1 Class AV1 0.250% due 03/25/47 (Ê)	80	75
Lehman XS Trust Series 2005-5N Class 3A1A 0.490% due 11/25/35 (Ê)	5,108	4,190
Series 2006-9 Class A1B 0.160% due 05/25/46 (Ê)	1,374	1,051
Series 2006-13 Class 1A2 0.170% due 09/25/36 (Ê)	1,298	998
Series 2006-19 Class A2 0.360% due 12/25/36 (Ê)	1,854	1,404
Lehman XS Trust Series 2005-9N Series 2005-9N Class 1A1 0.460% due 02/25/36 (Ê)	2,881	2,297

Russell Strategic Bond Fund	115

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Long Beach Mortgage Loan Trust Series 2004-4 Class 1A1 0.750% due 10/25/34 (Ê)	39	37
Series 2004-4 Class M1 1.090% due 10/25/34 (Ê)	10,600	9,751
Massachusetts Educational Financing Authority Series 2008-1 Class A1 1.216% due 04/25/38 (Ê)	2,528	2,530
Mastr Asset Backed Securities Trust Series 2006-HE5 Class A2 0.290% due 11/25/36 (Ê)	2,135	1,114
Series 2006-HE5 Class A3 0.350% due 11/25/36 (Ê)	4,676	2,461
Series 2006-HE5 Class A4 0.410% due 11/25/36 (Ê)	1,326	704
Series 2006-NC2 Class A4 0.340% due 08/25/36 (Ê)	4,694	2,184
Series 2006-NC3 Class A4 0.350% due 10/25/36 (Ê)	184	92
Series 2006-NC3 Class A5 0.400% due 10/25/36 (Ê)	8,202	4,116
Series 2007-HE1 Class A1 0.270% due 05/25/37 (Ê)	15	15
Morgan Stanley ABS Capital I, Inc. Trust Series 2006-WMC2 Class A2FP 0.240% due 07/25/36 (Ê)	51	17
Series 2007-HE5 Class A2C 0.440% due 03/25/37 (Ê)	2,907	1,306
Series 2007-HE5 Class A2D 0.530% due 03/25/37 (Ê)	6,727	3,065
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1 0.240% due 11/25/36 (Ê)	4	2
Motor PLC Series 2012-12A Class A1C 1.286% due 02/25/20 (Þ)	5,009	5,005
Nissan Auto Receivables Owner Trust Series 2011-A Class A3 1.180% due 02/16/15	1,710	1,713
Series 2012-B Class A2 0.390% due 04/15/15	1,479	1,479
Panhandle-Plains Higher Education Authority, Inc. Series 2011-1 Class A3 1.224% due 10/01/37 (Ê)	2,500	2,470
Park Place Securities, Inc. Series 2005-WHQ2 Class A2D 0.520% due 05/25/35 (Ê)	888	885
Popular ABS Mortgage Pass-Through Trust Series 2006-C Class A4 0.440% due 07/25/36 (Ê)	10,824	7,986
Series 2006-D Class A3 0.450% due 11/25/46 (Ê)	3,814	2,743

	Principal Amount ($) or Shares	Fair Value $
Prestige Auto Receivables Trust Series 2013-1A Class A2 1.090% due 02/15/18 (Þ)	3,485	3,479
RAMP Trust Series 2006-RS1 Class AI2 0.420% due 01/25/36 (Ê)	1,231	1,130
RASC Trust Series 2005-KS12 Class A2 0.440% due 01/25/36 (Ê)	1,705	1,691
Series 2006-KS3 Class AI3 0.360% due 04/25/36 (Ê)	105	104
Renaissance Home Equity Loan Trust Series 2005-4 Class A3 5.565% due 02/25/36	165	147
Series 2006-1 Class AF3 5.608% due 05/25/36	74	52
Series 2006-1 Class AF6 5.746% due 05/25/36	2,045	1,529
Series 2006-2 Class AF2 5.762% due 08/25/36	252	162
Series 2007-1 Class AF2 5.512% due 04/25/37	4,713	2,586
Series 2007-2 Class AF2 5.675% due 06/25/37	1,443	786
Santander Drive Auto Receivables Trust Series 2011-2 Class B 2.660% due 01/15/16	2,325	2,344
Series 2012-1 Class B 2.720% due 05/16/16	4,305	4,371
Series 2012-2 Class A2 0.910% due 05/15/15	2,809	2,810
Series 2012-2 Class B 2.090% due 08/15/16	5,480	5,532
Series 2013-2 Class B 1.330% due 03/15/18	3,150	3,107
Series 2013-3 Class B 1.190% due 05/15/18	5,435	5,347
Scholar Funding Trust Series 2012-B Class A2 1.286% due 03/28/46 (Ê)(Þ)	3,500	3,480
Securitized Asset Backed Receivables LLC Trust Series 2007-BR2 Class A2 0.420% due 02/25/37 (Ê)	3,347	1,603
Series 2007-BR4 Class A2B 0.390% due 05/25/37 (Ê)	6,888	3,795
Series 2007-BR5 Class A2A 0.320% due 05/25/37 (Ê)	4,404	2,328
Series 2007-HE1 Class A2A 0.250% due 12/25/36 (Ê)	745	218
Series 2007-NC1 Class A2B 0.340% due 12/25/36 (Ê)	8,374	4,177
Series 2007-NC1 Class A2C 0.400% due 12/25/36 (Ê)	2,079	1,046
SLM Private Education Loan Trust Series 2010-A Class 2A 3.441% due 05/16/44 (Ê)(Þ)	10,122	10,470

116	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Series 2013-B Class A2A 1.850% due 06/17/30 (Þ)	12,420	11,923
SLM Student Loan Trust Series 2005-5 Class A2 0.346% due 10/25/21 (Ê)	1,059	1,058
Series 2006-2 Class A6 0.436% due 01/25/41 (Ê)	4,400	3,707
Series 2006-8 Class A6 0.426% due 01/25/41 (Ê)	4,400	3,716
Series 2008-3 Class A3 1.266% due 10/25/21 (Ê)	5,445	5,442
Series 2008-7 Class A2 0.766% due 10/25/17 (Ê)	16,797	16,810
Small Business Administration Participation Certificates Series 1997-20D Class 1 7.500% due 04/01/17	278	296
Series 2004-20F Class 1 5.520% due 06/01/24	115	126
Series 2005-20G Class 1 4.750% due 07/01/25	1,742	1,866
Series 2013-20G Class 1 3.150% due 07/01/33	1,650	1,658
SMART Trust Series 2013-1US Class A4A 1.050% due 10/14/18	1,445	1,436
Soundview Home Equity Loan Trust Series 2006-EQ2 Class A3 0.350% due 01/25/37 (Ê)	17,006	9,891
Series 2007-OPT1 Class 2A1 0.270% due 06/25/37 (Ê)	364	307
Soundview Home Loan Trust Series 2006-EQ1 Class A3 0.350% due 10/25/36 (Ê)	6,015	4,775
Structured Asset Investment Loan Trust Series 2006-2 Class A3 0.370% due 04/25/36 (Ê)	3,965	3,566
Series 2006-BNC3 Class A3 0.340% due 09/25/36 (Ê)	5,029	3,564
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-4XS Class 2A1A 1.944% due 03/25/35 (Ê)	1,698	1,635
Series 2006-BC6 Class A4 0.360% due 01/25/37 (Ê)	8,336	6,194
Series 2006-WF2 Class A3 0.340% due 07/25/36 (Ê)	3,504	3,411
Series 2006-WF3 Class A4 0.500% due 09/25/36 (Ê)	5,740	4,828
Series 2007-BC1 Class A4 0.320% due 02/25/37 (Ê)	9,815	7,719
Series 2007-BC3 Class 2A1 0.250% due 05/25/47 (Ê)	2,104	2,068
SunTrust Student Loan Trust Series 2006-1A Class A4 0.454% due 10/28/37 (Ê)(Þ)	5,000	4,256

	Principal Amount ($) or Shares	Fair Value $
Toyota Auto Receivables 2012-B Owner Trust Series 2012-B Class A2 0.360% due 02/17/15	5,023	5,022
Toyota Auto Receivables Owner Trust Series 2011-A Class A3 0.980% due 10/15/14	1,318	1,319
Trinity Rail Leasing, LP Series 2012-1A Class A2 3.525% due 01/15/43 (Å)	5,890	5,509
Trip Rail Master Funding LLC Series 2011-1A Class A2 6.024% due 07/15/41 (Å)	5,733	6,365
USAA Auto Owner Trust Series 2012-1 Class A2 0.380% due 06/15/15	1,190	1,190
Volkswagen Auto Lease Trust Series 2013-A Class A1 0.230% due 08/15/14	14,170	14,170
Volkswagen Auto Loan Enhanced Trust Series 2012-2 Class A2 0.330% due 07/20/15	6,177	6,172
Washington Mutual Asset-Backed Certificates Series 2006-HE2 Class A3 0.340% due 05/25/36 (Ê)	4,209	2,152

		518,561

Corporate Bonds and Notes - 13.7%
AbbVie, Inc. 1.750% due 11/06/17 (Þ)	4,985	4,926
2.900% due 11/06/22 (Þ)	5,430	5,160
4.400% due 11/06/42 (Þ)	925	878
Aetna, Inc. 2.750% due 11/15/22	1,715	1,589
AIG Life Holdings, Inc. 8.125% due 03/15/46 (Þ)	2,085	2,552
Ally Financial, Inc. 4.625% due 06/26/15	100	103
Alterra USA Holdings, Ltd. 7.200% due 04/14/17 (Þ)	2,005	2,067
Altria Group, Inc. 9.700% due 11/10/18	2,076	2,780
4.750% due 05/05/21	7,050	7,582
10.200% due 02/06/39	2,239	3,449
4.250% due 08/09/42	2,285	1,951
American Express Credit Corp. 2.375% due 03/24/17	2,740	2,825
American International Group, Inc. 5.050% due 10/01/15	400	434
4.875% due 09/15/16	1,055	1,162
5.450% due 05/18/17	1,075	1,195
8.250% due 08/15/18	4,100	5,130
6.400% due 12/15/20	2,575	3,039
4.875% due 06/01/22	3,400	3,697
8.175% due 05/15/58	6,576	8,039

Russell Strategic Bond Fund	117

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Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

American Tower Corp. 7.000% due 10/15/17	3,750	4,311
4.700% due 03/15/22	5,065	5,071
Ameriprise Financial, Inc. 7.518% due 06/01/66	2,705	2,982
Amgen, Inc. 2.125% due 05/15/17	1,030	1,042
Anadarko Petroleum Corp. 6.375% due 09/15/17	4,820	5,619
6.950% due 06/15/19	1,675	2,024
6.450% due 09/15/36	4,170	4,888
Anheuser-Busch InBev Worldwide, Inc. 7.750% due 01/15/19	5,665	7,180
5.375% due 01/15/20	1,725	1,991
Arch Coal, Inc. 8.750% due 08/01/16	610	605
7.000% due 06/15/19	3,370	2,755
Ashland, Inc. 4.750% due 08/15/22 (Þ)	3,405	3,362
6.875% due 05/15/43 (Þ)	1,540	1,579
AT&T Corp. 8.000% due 11/15/31	939	1,304
AT&T, Inc. 3.000% due 02/15/22	2,750	2,643
4.350% due 06/15/45	3,547	3,097
Bank of America Corp. 4.500% due 04/01/15	5,300	5,570
4.750% due 08/01/15	4,915	5,231
3.625% due 03/17/16	875	919
6.500% due 08/01/16	3,500	3,966
5.625% due 10/14/16	1,680	1,872
6.000% due 09/01/17	2,165	2,448
5.750% due 12/01/17	3,495	3,941
2.000% due 01/11/18	5,010	4,901
5.875% due 01/05/21	1,075	1,221
5.700% due 01/24/22	9,100	10,221
3.300% due 01/11/23	5,800	5,460
4.100% due 07/24/23	4,715	4,718
Bank of America NA Series BKNT 0.553% due 06/15/16 (Ê)	3,100	3,014
5.300% due 03/15/17	2,000	2,187
0.573% due 06/15/17 (Ê)	4,175	3,985
6.100% due 06/15/17	2,000	2,233
Bank of New York Mellon Corp. (The) Series FRN 0.826% due 08/01/18 (Ê)	3,900	3,904
Barrick NA Finance LLC 5.750% due 05/01/43 (Þ)	3,300	2,704
Bear Stearns Cos. LLC (The) 5.550% due 01/22/17	3,351	3,713
7.250% due 02/01/18	1,150	1,378
Berkshire Hathaway, Inc. 4.500% due 02/11/43	3,000	2,866
Boston Scientific Corp. 4.500% due 01/15/15	3,058	3,204
6.000% due 01/15/20	2,010	2,292

	Principal Amount ($) or Shares	Fair Value $
Bristol-Myers Squibb Co. 2.000% due 08/01/22	7,605	6,856
Burlington Northern Santa Fe LLC 3.050% due 03/15/22	2,100	2,039
Cablevision Systems Corp. 5.875% due 09/15/22	1,625	1,617
Carlyle Holdings II Finance LLC 5.625% due 03/30/43 (Þ)	3,565	3,286
Caterpillar Financial Services Corp. 7.150% due 02/15/19	1,575	1,960
CBS Corp. 4.300% due 02/15/21	4,575	4,723
3.375% due 03/01/22	2,650	2,556
Cellco Partnership / Verizon Wireless Capital LLC 8.500% due 11/15/18	5,833	7,573
CF Industries, Inc. 4.950% due 06/01/43	2,350	2,199
Chase Capital III Series C 0.825% due 03/01/27 (Ê)	1,740	1,409
Chevron Corp. 1.718% due 06/24/18	5,410	5,386
2.355% due 12/05/22	8,350	7,789
3.191% due 06/24/23	3,145	3,100
CIT Group, Inc. 6.625% due 04/01/18 (Þ)	3,155	3,486
Citigroup, Inc. 5.500% due 10/15/14	8,335	8,770
4.700% due 05/29/15	350	371
2.250% due 08/07/15	3,285	3,348
5.300% due 01/07/16	1,325	1,440
4.450% due 01/10/17	3,035	3,274
6.000% due 08/15/17	1,500	1,700
6.125% due 11/21/17	7,695	8,810
8.500% due 05/22/19	1,195	1,524
4.500% due 01/14/22	7,050	7,428
3.500% due 05/15/23	8,799	7,996
0.823% due 08/25/36 (Ê)	2,250	1,823
Clearwire Communications LLC / Clearwire Finance, Inc. 12.000% due 12/01/15 (Þ)	2,675	2,836
CNA Financial Corp. 7.250% due 11/15/23	1,850	2,244
CNH Capital LLC 3.875% due 11/01/15	3,870	3,976
Comcast Corp. 5.700% due 07/01/19	2,325	2,728
Commonwealth Edison Co. 5.800% due 03/15/18	3,175	3,711
Community Health Systems, Inc. 8.000% due 11/15/19	2,375	2,509
ConAgra Foods, Inc. 4.950% due 08/15/20 (Þ)	4,425	4,719
6.625% due 08/15/39 (Þ)	2,436	2,875

118	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Continental Airlines Pass Through Trust Series 09-1 9.000% due 07/08/16	2,810	3,214
Series 991A Class A 6.545% due 02/02/19	1,695	1,848
Coventry Health Care, Inc. 5.450% due 06/15/21	4,025	4,518
COX Communications, Inc. 6.250% due 06/01/18 (Þ)	3,450	3,993
Crown Castle Towers LLC 3.214% due 08/15/15 (Þ)	1,695	1,739
CSX Corp. 4.250% due 06/01/21	1,650	1,762
CVS Caremark Corp. 4.125% due 05/15/21	7,200	7,643
DCP Midstream Operating, LP 3.250% due 10/01/15	3,574	3,702
Delta Air Lines Pass Through Trust Series 2002-1 Class G-1 6.718% due 01/02/23	3,131	3,436
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 5.875% due 10/01/19	3,346	3,784
4.600% due 02/15/21	1,950	2,014
3.800% due 03/15/22	10,250	9,853
Discover Financial Services 5.200% due 04/27/22	3,333	3,496
DISH DBS Corp. 6.750% due 06/01/21	3,880	4,113
Dominion Resources, Inc. 4.450% due 03/15/21	3,075	3,313
Dow Chemical Co. (The) 4.250% due 11/15/20	2,025	2,143
Duke Energy Corp. 3.050% due 08/15/22	6,450	6,230
Duke Energy Progress, Inc. 4.100% due 03/15/43	3,135	2,928
Dynegy Roseton LLC / Dynegy Danskammer LLC Pass Through Trust Series B 7.670% due 11/08/16	7,845	157
Edison Mission Energy 7.000% due 05/15/17	8,070	4,963
El Paso Natural Gas Co. LLC 7.500% due 11/15/26	1,425	1,801
Energy Transfer Partners, LP 5.200% due 02/01/22	1,325	1,417
6.050% due 06/01/41	2,158	2,252
3.284% due 11/01/66 (Ê)(Þ)	13,467	12,154
Enterprise Products Operating LLC 5.250% due 01/31/20	6,270	7,040
5.950% due 02/01/41	3,625	4,023
Series B 7.034% due 01/15/68	1,980	2,222
Express Scripts Holding Co. 3.500% due 11/15/16	4,103	4,364
7.250% due 06/15/19	1,000	1,223

	Principal Amount ($) or Shares	Fair Value $
Farmers Exchange Capital 7.050% due 07/15/28 (Þ)	4,540	5,472
First Chicago NBD Institutional Capital I 0.816% due 02/01/27 (Ê)	1,250	1,012
First Data Corp. 8.250% due 01/15/21 (Þ)	5,705	5,962
First Union Capital II Series A 7.950% due 11/15/29	1,000	1,208
Ford Motor Credit Co. LLC 7.000% due 04/15/15	4,800	5,217
2.750% due 05/15/15	1,000	1,018
3.000% due 06/12/17	2,800	2,840
FPL Energy Wind Funding LLC 6.876% due 06/27/17 (Þ)	544	481
Freeport-McMoRan Copper & Gold, Inc. 3.100% due 03/15/20 (Þ)	3,500	3,210
General Electric Capital Corp. 5.375% due 10/20/16	1,000	1,121
4.375% due 09/16/20	3,100	3,297
0.755% due 08/15/36 (Ê)	1,000	801
5.875% due 01/14/38	2,500	2,741
Series A 7.125% due 06/15/49 (ƒ)	5,700	6,412
Series GMTN 4.625% due 01/07/21	14,100	15,116
3.100% due 01/09/23	3,000	2,821
6.150% due 08/07/37	3,035	3,439
6.875% due 01/10/39	750	923
Series MTNA 0.533% due 09/15/14 (Ê)	5,010	5,019
6.750% due 03/15/32	3,598	4,338
General Electric Co. 5.250% due 12/06/17	4,865	5,547
2.700% due 10/09/22	4,725	4,497
Genworth Holdings, Inc. 6.150% due 11/15/66	4,215	3,720
Georgia-Pacific LLC 3.734% due 07/15/23 (Þ)	5,510	5,411
8.875% due 05/15/31	2,195	3,049
GlaxoSmithKline Capital, Inc. 2.800% due 03/18/23	2,455	2,334
Glencore Funding LLC 2.500% due 01/15/19 (Þ)	4,115	3,776
Goldman Sachs Group, Inc. (The) 5.750% due 10/01/16	1,338	1,496
6.250% due 09/01/17	5,310	6,056
2.375% due 01/22/18	3,900	3,853
6.000% due 06/15/20	1,875	2,133
5.750% due 01/24/22	11,935	13,284
6.750% due 10/01/37	8,327	8,761
Series GMTN 7.500% due 02/15/19	2,417	2,917
Great Plains Energy, Inc. Zero coupon due 06/15/22	3,785	4,140
HCA, Inc. 7.250% due 09/15/20	3,962	4,334
4.750% due 05/01/23	2,310	2,229

Russell Strategic Bond Fund	119

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Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

HCP, Inc. 6.300% due 09/15/16	2,700	3,079
3.750% due 02/01/19	2,000	2,073
2.625% due 02/01/20	2,000	1,892
Health Care REIT, Inc. 6.125% due 04/15/20	2,740	3,132
4.950% due 01/15/21	650	695
5.250% due 01/15/22	2,500	2,723
6.500% due 03/15/41	1,415	1,596
Hewlett-Packard Co. 3.750% due 12/01/20	3,515	3,465
Historic TW, Inc. 8.050% due 01/15/16	2,900	3,325
Honeywell International, Inc. 5.700% due 03/15/36	1,100	1,280
Howard Hughes Medical Institute 3.500% due 09/01/23	1,640	1,637
HSBC Finance Corp. 6.676% due 01/15/21	4,135	4,675
Humana, Inc. 6.450% due 06/01/16	1,485	1,679
7.200% due 06/15/18	2,698	3,222
8.150% due 06/15/38	2,291	3,026
Indiantown Cogeneration, LP Series A-10 9.770% due 12/15/20	2,055	2,193
International Business Machines Corp. 5.875% due 11/29/32	1,550	1,853
International Lease Finance Corp. 6.500% due 09/01/14 (Þ)	8,200	8,579
4.875% due 04/01/15	6,810	7,014
5.750% due 05/15/16	400	422
6.750% due 09/01/16 (Þ)	1,000	1,100
3.875% due 04/15/18	2,180	2,123
JetBlue Airways Pass Through Trust Series 04-2 Class G-2 0.725% due 11/15/16 (Ê)	4,039	3,639
JPMorgan Chase & Co. 5.150% due 10/01/15	3,950	4,274
6.300% due 04/23/19	3,050	3,587
4.350% due 08/15/21	2,900	3,052
4.500% due 01/24/22	6,075	6,428
3.375% due 05/01/23	4,640	4,307
Series 1 7.900% due 04/29/49 (ƒ)	2,835	3,154
Series R 6.000% due 12/31/49 (ƒ)	6,920	6,808
JPMorgan Chase Bank NA Series BKNT 5.875% due 06/13/16	240	268
6.000% due 10/01/17	7,900	9,038
JPMorgan Chase Capital XIII Series M 1.226% due 09/30/34 (Ê)	7,300	5,913
JPMorgan Chase Capital XXI Series U 1.223% due 02/02/37 (Ê)	455	350

	Principal Amount ($) or Shares	Fair Value $
JPMorgan Chase Capital XXIII 1.275% due 05/15/47 (Ê)	8,880	6,838
Kinder Morgan Energy Partners LP 2.650% due 02/01/19	2,180	2,192
Kraft Foods Group, Inc. Series WI 6.125% due 08/23/18	4,375	5,150
Kroger Co. (The) 3.400% due 04/15/22	2,100	2,059
Life Technologies Corp. 6.000% due 03/01/20	4,913	5,569
Lorillard Tobacco Co. 8.125% due 06/23/19	5,801	7,081
3.750% due 05/20/23	4,500	4,103
Marina District Finance Co., Inc. 9.500% due 10/15/15	3,609	3,771
McDonald’s Corp. 2.625% due 01/15/22	2,075	2,000
Merck & Co., Inc. 2.800% due 05/18/23	2,520	2,398
Merrill Lynch & Co., Inc. 6.500% due 07/15/18	100	115
Series GMTN 6.400% due 08/28/17	600	686
MetLife, Inc. 10.750% due 08/01/39	4,665	7,091
4.125% due 08/13/42	370	333
Metropolitan Life Global Funding I 1.500% due 01/10/18 (Þ)	7,000	6,840
MidAmerican Energy Holdings Co. 5.950% due 05/15/37	1,000	1,129
Mirant Mid Atlantic Pass Through Trust Series B 9.125% due 06/30/17	2,179	2,418
Mondelez International, Inc. 6.125% due 02/01/18	2,855	3,323
Morgan Stanley 0.748% due 10/15/15 (Ê)	1,635	1,617
5.375% due 10/15/15	7,000	7,552
1.523% due 02/25/16 (Ê)	2,600	2,614
5.750% due 10/18/16	1,500	1,668
5.550% due 04/27/17	2,450	2,697
3.750% due 02/25/23	9,085	8,736
Series 1654 4.100% due 05/22/23	3,230	3,032
Series GMTN 5.450% due 01/09/17	2,425	2,657
6.625% due 04/01/18	4,905	5,655
5.500% due 07/24/20	1,500	1,646
Motiva Enterprises LLC 5.750% due 01/15/20 (Þ)	1,775	2,043
Murray Street Investment Trust I Zero coupon due 03/09/17	6,100	6,523
Mylan, Inc. 2.600% due 06/24/18 (Þ)	5,660	5,650
7.875% due 07/15/20 (Þ)	3,664	4,202

120	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

National City Bank Series BKNT 0.645% due 06/07/17 (Ê)	3,075	3,008
Nationwide Mutual Insurance Co. 6.600% due 04/15/34 (Þ)	2,910	2,995
NBCUniversal Media LLC 5.150% due 04/30/20	1,350	1,541
4.375% due 04/01/21	4,850	5,253
News America, Inc. 4.500% due 02/15/21	3,080	3,300
Series WI 3.000% due 09/15/22	2,250	2,122
Nisource Finance Corp. 6.400% due 03/15/18	2,180	2,554
Nomura Holdings Inc. 2.000% due 09/13/16	6,015	5,978
Norfolk Southern Corp. 3.000% due 04/01/22	1,675	1,623
Nucor Corp. 4.000% due 08/01/23	3,895	3,834
OMX Timber Finance Investments I LLC 5.420% due 01/29/20 (Å)	7,200	7,956
Oncor Electric Delivery Co. LLC 6.800% due 09/01/18	4,750	5,719
7.000% due 09/01/22	1,275	1,592
Oracle Corp. 2.375% due 01/15/19	2,845	2,864
Panhandle Eastern Pipe Line Co., LP 8.125% due 06/01/19	3,542	4,316
Petrohawk Energy Corp. 7.250% due 08/15/18	2,975	3,258
Pfizer, Inc. 3.000% due 06/15/23	2,355	2,280
7.200% due 03/15/39	1,000	1,369
Philip Morris International, Inc. 2.900% due 11/15/21	5,575	5,429
Plains All American Pipeline, LP / PAA Finance Corp. 2.850% due 01/31/23	850	790
Plains Exploration & Production Co. 6.875% due 02/15/23	2,750	2,962
PNC Bank NA Series BKNT 2.700% due 11/01/22	3,755	3,429
PNC Funding Corp. 3.300% due 03/08/22	8,530	8,315
Progress Energy, Inc. 7.050% due 03/15/19	1,000	1,218
3.150% due 04/01/22	1,400	1,359
Prudential Financial, Inc. 3.875% due 01/14/15	5,675	5,920
8.875% due 06/15/38	3,497	4,214
5.625% due 06/15/43	2,550	2,473
Prudential Holdings LLC 8.695% due 12/18/23 (Þ)	5,600	6,979
Series FSA 1.148% due 12/18/17 (Ê)(Þ)	2,750	2,723

	Principal Amount ($) or Shares	Fair Value $
Public Service Co. of Colorado 2.500% due 03/15/23	2,060	1,933
Public Service Co. of New Mexico 7.950% due 05/15/18	3,320	3,974
Quebecor World Capital Corp. 4.875% due 01/02/49 (Æ)(Ø)	625	—
QVC, Inc. 7.500% due 10/01/19 (Þ)	2,827	3,063
4.375% due 03/15/23 (Þ)	3,780	3,606
Raytheon Co. 4.400% due 02/15/20	1,225	1,326
Republic Services, Inc. 3.550% due 06/01/22	5,550	5,409
Reynolds American, Inc. 6.750% due 06/15/17	3,400	3,945
Rock Tenn Co. 4.450% due 03/01/19	2,360	2,501
4.000% due 03/01/23	5,700	5,487
Rohm & Haas Co. 6.000% due 09/15/17	100	115
Sabine Pass LNG, LP 7.500% due 11/30/16	385	423
Series 144a 7.500% due 11/30/16 (Þ)	2,900	3,045
SABMiller Holdings, Inc. 3.750% due 01/15/22 (Þ)	5,575	5,679
Samsung Electronics America, Inc. 1.750% due 04/10/17 (Þ)	7,200	7,128
Simon Property Group, LP 10.350% due 04/01/19	2,050	2,849
SL Green Realty Corp 7.750% due 03/15/20	3,000	3,553
SLM Corp. 6.250% due 01/25/16	3,000	3,195
4.625% due 09/25/17	600	603
South Carolina Electric & Gas Co. 6.500% due 11/01/18	980	1,191
Southern Copper Corp. 6.375% due 07/27/15	1,410	1,532
Springleaf Finance Corp. 5.750% due 09/15/16	600	604
6.900% due 12/15/17	600	603
Sprint Capital Corp. 8.750% due 03/15/32	9,625	10,154
Sprint Communications, Inc. 9.000% due 11/15/18 (Þ)	2,630	3,117
Symantec Corp. 4.200% due 09/15/20	2,560	2,632
Tennessee Gas Pipeline Co. LLC 8.000% due 02/01/16	2,050	2,372
8.375% due 06/15/32	2,920	3,925
Time Warner Cable, Inc. 8.250% due 04/01/19	3,328	3,874
4.000% due 09/01/21	1,420	1,350
Time Warner, Inc. 4.000% due 01/15/22	5,025	5,139
3.400% due 06/15/22	1,500	1,467

Russell Strategic Bond Fund	121

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Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Timken Co. 6.000% due 09/15/14	1,930	2,035
UAL 2009-1 Pass Through Trust Series 09-1 10.400% due 11/01/16	329	374
UBS Preferred Funding Trust V Series 1 6.243% due 05/29/49 (ƒ)	3,100	3,278
Unilever Capital Corp. 2.750% due 02/10/16	1,300	1,364
United Technologies Corp. 1.800% due 06/01/17	2,235	2,257
3.100% due 06/01/22	3,550	3,519
UnitedHealth Group, Inc. 2.875% due 03/15/22	1,375	1,319
2.750% due 02/15/23	1,125	1,055
2.875% due 03/15/23	1,995	1,881
Valeant Pharmaceuticals International 6.375% due 10/15/20 (Þ)	1,500	1,549
Ventas Realty LP/CAP CRP 2.000% due 02/15/18	2,740	2,683
Verizon Communications, Inc. 3.500% due 11/01/21	6,625	6,628
Viacom, Inc. 4.500% due 03/01/21	2,500	2,658
3.125% due 06/15/22	1,375	1,296
Wachovia Capital Trust III 5.570% due 03/29/49 (Ê)(ƒ)	4,905	4,795
Wal-Mart Stores, Inc. 6.500% due 08/15/37	1,525	1,945
Walt Disney Co. (The) 2.750% due 08/16/21	1,325	1,302
WCI Finance LLC / WEA Finance LLC 5.700% due 10/01/16 (Þ)	2,700	3,033
WEA Finance LLC / WT Finance Aust Pty, Ltd. 6.750% due 09/02/19 (Þ)	1,300	1,547
WellPoint, Inc. 2.300% due 07/15/18	3,850	3,841
3.125% due 05/15/22	1,425	1,356
4.650% due 01/15/43	1,155	1,094
Wells Fargo & Co. 3.500% due 03/08/22	7,390	7,465
Weyerhaeuser Co. 7.375% due 10/01/19	3,670	4,431
Williams Cos., Inc. (The) 7.875% due 09/01/21	458	553
Williams Partners, LP / Williams Partners Finance Corp. 7.250% due 02/01/17	3,685	4,288
ZFS Finance USA Trust II 6.450% due 12/15/65 (Þ)	9,370	9,979
ZFS Finance USA Trust V 6.500% due 05/09/37 (Þ)	4,457	4,747

		1,094,778

	Principal Amount ($) or Shares	Fair Value $
International Debt - 5.3%
AK Transneft OJSC Via TransCapitalInvest, Ltd. 8.700% due 08/07/18 (Þ)	900	1,089
America Movil SAB de CV 3.125% due 07/16/22	2,960	2,758
American International Group, Inc. 6.765% due 11/15/17	1,900	3,393
AngloGold Ashanti Holdings PLC 8.500% due 07/30/20	3,800	3,738
ArcelorMittal 5.000% due 02/25/17	6,080	6,262
AWAS Aviation Capital, Ltd. 7.000% due 10/17/16 (Þ)	2,888	2,993
Baidu Inc. 3.250% due 08/06/18	3,310	3,316
Banco Santander Brasil SA/Cayman Islands 4.500% due 04/06/15 (Þ)	300	308
4.250% due 01/14/16 (Þ)	600	617
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander 4.125% due 11/09/22 (Þ)	200	186
Bank of Montreal 2.850% due 06/09/15 (Þ)	1,000	1,041
Barrick Gold Corp. 2.500% due 05/01/18 (Þ)	4,095	3,800
4.100% due 05/01/23 (Þ)	6,565	5,584
BBVA Bancomer SA 4.500% due 03/10/16 (Þ)	600	627
6.500% due 03/10/21 (Þ)	1,200	1,263
6.750% due 09/30/22 (Þ)	1,315	1,397
BBVA US Senior SAU 4.664% due 10/09/15	5,205	5,373
BNP Paribas SA 2.375% due 09/14/17	2,515	2,536
BP Capital Markets PLC 3.245% due 05/06/22	6,050	5,920
2.750% due 05/10/23	3,940	3,662
Brazil Minas SPE via State of Minas Gerais 5.333% due 02/15/28 (Þ)	4,695	4,507
Brazilian Government International Bond 4.875% due 01/22/21	3,150	3,341
7.125% due 01/20/37	700	821
Canadian Oil Sands, Ltd. 6.000% due 04/01/42 (Þ)	1,905	2,029
Canadian Pacific Railway, Ltd. 4.500% due 01/15/22	1,667	1,748
CDP Financial, Inc. 5.600% due 11/25/39 (Þ)	2,000	2,292
Chatham Light CLO, Ltd. Series 2005-2A Class A1 0.523% due 08/03/19 (Å)(Ê)	2,059	2,033
CNOOC Finance 2013, Ltd. 3.000% due 05/09/23	3,550	3,232
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 3.950% due 11/09/22	8,525	8,189

122	Russell Strategic Bond Fund

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Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Corp. Andina de Fomento 4.375% due 06/15/22	2,486	2,512
Corp. Nacional del Cobre de Chile 7.500% due 01/15/19 (Þ)	1,500	1,818
Credit Suisse NY 6.000% due 02/15/18	1,380	1,551
CSN Islands XI Corp. 6.875% due 09/21/19 (Þ)	300	293
CSN Resources SA 6.500% due 07/21/20 (Þ)	400	375
Deutsche Telekom International Finance BV 3.125% due 04/11/16 (Þ)	4,050	4,239
DP World, Ltd. 6.850% due 07/02/37 (Þ)	2,040	2,060
Dryden XXV Senior Loan Fund Series 2012-25A Class A 1.648% due 01/15/25 (Å)(Ê)	4,000	4,004
Eastern and Southern African Trade and Development Bank 6.875% due 01/09/16	2,440	2,464
Eksportfinans ASA 2.375% due 05/25/16	990	945
Enel Finance International NV 6.000% due 10/07/39 (Þ)	2,255	2,038
ENN Energy Holdings, Ltd. 6.000% due 05/13/21 (Þ)	300	319
Fomento Economico Mexicano SAB de CV 4.375% due 05/10/43	3,646	3,127
Fosse Master Issuer PLC Series 2011-1A Class A2 1.666% due 10/18/54 (Ê)(Þ)	227	229
Gazprom OAO Via Gaz Capital SA 8.146% due 04/11/18 (Þ)	2,300	2,679
Gerdau Trade, Inc. 5.750% due 01/30/21 (Þ)	2,700	2,666
GlaxoSmithKline Capital PLC 1.500% due 05/08/17	1,490	1,489
Government of the Cayman Islands 5.950% due 11/24/19 (Þ)	2,950	3,300
HBOS PLC Series GMTN 6.750% due 05/21/18 (Þ)	9,920	10,721
HSBC Holdings PLC 4.000% due 03/30/22	2,075	2,119
Hutchison Whampoa International 11, Ltd. 4.625% due 01/13/22 (Þ)	4,820	4,966
ING Bank NV 3.750% due 03/07/17 (Þ)	2,125	2,230
Intelsat Jackson Holdings SA 8.500% due 11/01/19	3,450	3,808
7.500% due 04/01/21	3,208	3,493
Intesa Sanpaolo SpA 3.125% due 01/15/16	7,590	7,525
IPIC GMTN, Ltd. 5.500% due 03/01/22 (Þ)	1,825	1,966

	Principal Amount ($) or Shares	Fair Value $
Itau Unibanco Holding SA Series 144a 5.500% due 08/06/22 (Þ)	6,700	6,332
JPMorgan Chase & Co. Series MPLE 2.920% due 09/19/17 (Þ)	7,095	6,886
KFW 4.000% due 01/27/20	8,525	9,438
Kommunalbanken AS 1.125% due 05/23/18 (Þ)	7,830	7,571
Korea East-West Power Co., Ltd. 2.500% due 07/16/17 (Þ)	1,300	1,296
Latitude CLO II Corp. Series 2006-2A Class A2 0.603% due 12/15/18 (Ê)(Þ)	2,143	2,087
LBG Capital No. 1 PLC 8.500% due 12/29/49 (ƒ)(Þ)	300	305
Lloyds Banking Group PLC 6.657% due 12/31/49 (ƒ)(Þ)	6,795	6,116
Lloyds TSB Bank PLC 12.000% due 12/29/49 (ƒ)(Þ)	8,600	11,524
LyondellBasell Industries NV Series WI 5.000% due 04/15/19	4,135	4,578
Majapahit Holding BV Series REGS 7.750% due 10/17/16	900	998
Mexico Government International Bond 4.750% due 03/08/44	6,936	6,381
Neptune Finance CCS, Ltd. Series 2008-1A Class A 0.881% due 04/20/20 (Å)(Ê)	4,091	4,077
Nexen, Inc. 6.200% due 07/30/19	1,775	2,085
7.500% due 07/30/39	4,865	6,072
Nokia OYJ 6.625% due 05/15/39	2,860	2,517
Norske Skogindustrier ASA 6.125% due 10/15/15 (Þ)	2,000	1,400
Odebrecht Drilling Norbe VIII/IX, Ltd. 6.350% due 06/30/21 (Þ)	1,573	1,580
OHA Credit Partners VII, Ltd. Series 2012-7A Class A 1.694% due 11/20/23 (Ê)(Þ)	3,800	3,807
Orange SA 2.750% due 09/14/16	1,375	1,421
Petrobras Global Finance BV 1.894% due 05/20/16 (Ê)	6,000	5,925
2.408% due 01/15/19 (Ê)	300	295
3.000% due 01/15/19	400	371
4.375% due 05/20/23	8,540	7,691
5.625% due 05/20/43	2,740	2,305
Petrobras International Finance Co. 3.875% due 01/27/16	4,000	4,127
5.875% due 03/01/18	700	749
8.375% due 12/10/18	400	473
5.750% due 01/20/20	5,010	5,175

Russell Strategic Bond Fund	123

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Petroleos Mexicanos 2.286% due 07/18/18 (Å)(Ê)	1,335	1,368
4.875% due 01/24/22	2,125	2,184
4.875% due 01/18/24 (Å)	2,890	2,919
5.500% due 06/27/44	380	347
Series REGs 5.500% due 06/27/44	2,160	1,973
Province of Ontario Canada 1.100% due 10/25/17	500	491
3.000% due 07/16/18	1,000	1,051
1.650% due 09/27/19	1,600	1,532
4.000% due 10/07/19	1,100	1,199
2.450% due 06/29/22	4,400	4,132
Province of Quebec Canada 3.500% due 07/29/20	1,600	1,671
2.750% due 08/25/21	2,600	2,532
Rabobank Nederland 11.000% due 06/29/49 (ƒ)(Þ)	6,287	8,110
Ras Laffan Liquefied Natural Gas Co., Ltd. II 5.298% due 09/30/20 (Þ)	566	608
RESI Finance, LP Series 2003-D Class B3 1.493% due 12/10/35 (Å)(Ê)	755	647
Series 2003-D Class B4 1.693% due 12/10/35 (Å)(Ê)	878	743
Resix Finance, Ltd. Credit-Linked Notes Series 2003-D Class B7 5.943% due 12/10/35 (Å)(Ê)	878	324
Rio Tinto Finance USA PLC 1.375% due 06/17/16	3,550	3,548
2.250% due 12/14/18	2,005	1,957
Royal Bank of Scotland Group PLC Series 1 9.118% due 03/31/49 (ƒ)	2,300	2,317
Russian Railways via RZD Capital PLC Series REGS 5.700% due 04/05/22	1,800	1,867
Ruwais Power Co PJSC 6.000% due 08/31/36 (Å)	3,345	3,423
Saudi Electricity Global Sukuk Co. 2 5.060% due 04/08/43 (Þ)	4,790	4,341
Shell International Finance BV 2.250% due 01/06/23	8,700	7,997
Sirius International Group, Ltd. 7.506% due 05/29/49 (ƒ)(Þ)	4,170	4,337
SMART Trust Series 2011-1USA Class A3A 1.770% due 10/14/14 (Þ)	2,765	2,770
Series 2011-2USA Class A3A 1.540% due 03/14/15 (Å)	7,220	7,244
Series 2011-2USA Class A4A 2.310% due 04/14/17 (Þ)	9,185	9,362
Series 2012-1USA Class A2A 1.040% due 09/14/14 (Þ)	2,505	2,506
Series 2012-1USA Class A4A 2.010% due 12/14/17 (Þ)	3,925	3,984
Series 2012-4US Class A2A 0.670% due 06/14/15	359	359

	Principal Amount ($) or Shares	Fair Value $
Statoil ASA 3.150% due 01/23/22	1,600	1,594
Suncor Energy, Inc. 5.950% due 12/01/34	3,420	3,764
Sydney Airport Finance Co. Pty, Ltd. 3.900% due 03/22/23 (Þ)	3,000	2,835
Telefonica Emisiones SAU 4.570% due 04/27/23	2,575	2,490
Telefonos de Mexico SAB de CV 5.500% due 01/27/15	4,655	4,931
Temasek Financial I, Ltd. 4.300% due 10/25/19 (Þ)	3,400	3,691
TNK-BP Finance SA Series REGS 7.500% due 07/18/16	700	780
Total Capital SA 4.450% due 06/24/20	1,935	2,115
TransCanada PipeLines, Ltd. 2.500% due 08/01/22	1,975	1,835
Transocean, Inc. 2.500% due 10/15/17	3,770	3,757
6.375% due 12/15/21	3,180	3,588
Tyco Electronics Group SA 6.550% due 10/01/17	3,125	3,614
UBS AG Series BKNT 5.750% due 04/25/18	940	1,088
Vale Overseas, Ltd. 4.375% due 01/11/22	900	853
8.250% due 01/17/34	1,960	2,244
Vale SA 5.625% due 09/11/42	3,760	3,230
Validus Holdings, Ltd. 8.875% due 01/26/40	2,310	2,969
VimpelCom Holdings BV 7.504% due 03/01/22 (Þ)	2,395	2,485
Vnesheconombank Via VEB Finance PLC 5.375% due 02/13/17 (Þ)	4,800	5,112
Vodafone Group PLC 1.625% due 03/20/17	3,525	3,476
Volvo Treasury AB 5.950% due 04/01/15 (Þ)	2,734	2,933
VPII Escrow Corp. 7.500% due 07/15/21 (Þ)	1,535	1,646
Weatherford International, Ltd. 5.125% due 09/15/20	3,035	3,194
Willis Group Holdings PLC 4.125% due 03/15/16	3,105	3,260

		425,900

Loan Agreements - 0.1%
HCA, Inc. Term Loan B4 2.945% due 05/01/18 (Ê)	5,448	5,463
Valeant Pharmaceuticals International, Inc. Term Loan 4.500% due 06/24/20	1,500	1,520

		6,983

124	Russell Strategic Bond Fund

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Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Mortgage-Backed Securities - 34.9%
Adjustable Rate Mortgage Trust Series 2006-1 Class 2A1 3.175% due 03/25/36 (Ê)	884	680
Alternative Loan Trust Series 2005-85CB Class 2A2 5.500% due 02/25/36	20	17
Series 2006-6CB Class 1A10 5.500% due 05/25/36	204	175
Series 2006-OA2 Class A5 0.422% due 05/20/46 (Ê)	77	42
Series 2006-OA10 Class 3A1 0.380% due 08/25/46 (Ê)	6,423	4,234
Series 2007-15CB Class A5 5.750% due 07/25/37	634	536
Series 2007-15CB Class A7 6.000% due 07/25/37	1,796	1,544
Series 2007-J2 Class 2A1 6.000% due 07/25/37	12,354	10,912
Series 2007-OA6 Class A1B 0.390% due 06/25/37 (Ê)	1,241	947
American Home Mortgage Assets LLC Series 2007-4 Class A2 0.380% due 08/25/37 (Ê)	3,663	3,187
American Home Mortgage Investment Trust Series 2007-1 Class GA1C 0.380% due 05/25/47 (Ê)	7,309	4,658
Banc of America Alternative Loan Trust Series 2005-5 Class 2CB1 6.000% due 06/25/35	517	447
Banc of America Funding Corp. Series 2006-3 Class 5A8 5.500% due 03/25/36	2,976	2,933
Series 2006-G Class 2A3 0.362% due 07/20/36 (Ê)	3,552	3,433
Banc of America Funding Trust Series 2006-F Class 1A2 2.694% due 07/20/36 (Ê)	143	69
Series 2006-J Class 4A1 5.621% due 01/20/47 (Ê)	560	425
Series 2007-2 Class TA1B 5.806% due 03/25/37	236	196
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2005-1 Class A4 5.117% due 11/10/42	822	834
Series 2005-1 Class A5 5.213% due 11/10/42	1,120	1,179
Series 2005-2 Class A5 4.857% due 07/10/43	7,570	7,996
Series 2005-6 Class A4 5.185% due 09/10/47	1,055	1,136
Series 2006-4 Class A4 5.634% due 07/10/46	670	736
Series 2007-2 Class A4 5.622% due 04/10/49	4,700	5,275

	Principal Amount ($) or Shares	Fair Value $
Series 2008-1 Class A4 6.207% due 02/10/51	3,682	4,242
Banc of America Mortgage Securities, Inc. Series 2004-1 Class 5A1 6.500% due 09/25/33	18	19
Series 2004-11 Class 2A1 5.750% due 01/25/35	790	808
Series 2004-F Class 1A1 2.623% due 07/25/34 (Ê)	461	459
Series 2004-I Class 2A2 3.099% due 10/25/34 (Ê)	112	109
Series 2005-H Class 2A5 3.107% due 09/25/35 (Ê)	2,802	2,495
Series 2005-I Class 2A2 3.123% due 10/25/35 (Ê)	161	3
Series 2006-2 Class A12 6.000% due 07/25/46	3	—
Banc of America Mortgage Trust Series 2005-D Class 2A7 2.866% due 05/25/35 (Ê)	2,174	1,907
BB-UBS Trust Series 2012-SHOW Class A 3.430% due 11/05/36 (Þ)	475	444
Bcap LLC Series 2011-RR4 Class 7A2 12.329% due 04/26/37 (Þ)	3,550	923
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-1 Class 6A1 2.573% due 04/25/33 (Ê)	30	30
Series 2003-8 Class 4A1 3.046% due 01/25/34 (Ê)	206	203
Series 2004-3 Class 1A1 2.917% due 07/25/34 (Ê)	544	512
Series 2004-10 Class 22A1 2.976% due 01/25/35 (Ê)	310	292
Series 2005-10 Class A3 2.674% due 10/25/35 (Ê)	11,165	10,896
Series 2005-12 Class 13A1 5.382% due 02/25/36 (Ê)	326	298
Series 2007-3 Class 1A1 2.875% due 05/25/47 (Ê)	2,424	1,936
Bear Stearns Alt-A Trust Series 2005-4 Class 23A1 2.708% due 05/25/35 (Ê)	1,275	1,164
Series 2005-7 Class 22A1 2.810% due 09/25/35 (Ê)	846	690
Bear Stearns ARM Trust Series 2002-11 Class 1A2 2.960% due 02/25/33 (Ê)	7	6
Series 2004-5 Class 2A 3.144% due 07/25/34 (Ê)	1,081	1,071
Bear Stearns Commercial Mortgage Securities Series 2001-TOP2 Class D 6.940% due 02/15/35 (Þ)	773	772
Series 2005-T20 Class A4A 5.143% due 10/12/42	10,256	11,036

Russell Strategic Bond Fund	125

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Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Series 2006-T22 Class A4 5.580% due 04/12/38	430	470
Bear Stearns Commercial Mortgage Securities Trust Series 2005-PW10 Class A4 5.405% due 12/11/40	386	415
Series 2005-PWR8 Class A4 4.674% due 06/11/41	70	74
Series 2005-T18 Class A4 4.933% due 02/13/42	820	858
Series 2006-PW11 Class A4 5.435% due 03/11/39	5,570	6,073
Series 2007-PW15 Class A4 5.331% due 02/11/44	100	109
Bear Stearns Structured Products, Inc. Series 2007-R6 Class 1A1 2.624% due 01/26/36 (Ê)	1,813	1,364
Series 2007-R6 Class 2A1 2.759% due 12/26/46 (Ê)	1,566	1,065
CD 2007-CD5 Mortgage Trust Series 2007-CD5 Class A4 5.886% due 11/15/44	221	251
Chase Mortgage Finance Trust Series 2007-A1 Class 11M1 2.676% due 03/25/37 (Ê)	825	722
Series 2007-A1 Class 2A1 2.719% due 02/25/37 (Ê)	514	510
Series 2007-A1 Class 7A1 2.702% due 02/25/37 (Ê)	211	210
CHL Mortgage Pass-Through Trust Series 2004-11 Class 2A1 2.242% due 07/25/34 (Ê)	3,352	3,251
Series 2005-17 Class 1A6 5.500% due 09/25/35	1,685	1,635
Series 2006-1 Class A2 6.000% due 03/25/36	682	605
Series 2006-21 Class A8 5.750% due 02/25/37	3,604	3,264
Series 2007-9 Class A11 5.750% due 07/25/37	1,359	1,267
Series 2007-15 Class 2A2 6.500% due 09/25/37	454	375
Citicorp Mortgage Securities Trust Series 2006-3 Class 1A4 6.000% due 06/25/36	4,516	4,556
Citicorp Mortgage Securities, Inc. Series 2006-3 Class 1A9 5.750% due 06/25/36	1,788	1,786
Citigroup Commercial Mortgage Trust Series 2006-C5 Class A4 5.431% due 10/15/49	1,571	1,738
Series 2008-C7 Class A4 6.135% due 12/10/49	475	541
Series 2009-RR1 Class MA4A 5.485% due 03/17/51 (Þ)	400	447
Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2 Class 1CB2 6.750% due 08/25/34	182	193

	Principal Amount ($) or Shares	Fair Value $
Series 2005-11 Class A2A 2.570% due 10/25/35 (Ê)	163	157
Series 2006-AR7 Class 1A4A 4.414% due 11/25/36 (Ê)	4,145	3,318
Series 2007-6 Class 1A4A 5.362% due 03/25/37 (Ê)	1,730	1,050
Series 2007-10 Class 2A3A 5.698% due 09/25/37 (Ê)	1,051	871
Series 2007-10 Class 2A4A 6.063% due 09/25/37 (Ê)	168	146
Series 2007-AR8 Class 2A1A 2.771% due 07/25/37 (Ê)	2,041	1,654
Series 2008-RR1 Class A1A1 0.260% due 01/25/37 (Ê)(Þ)	156	82
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A4 5.322% due 12/11/49	1,500	1,654
Commercial Mortgage Asset Trust Series 1999-C1 Class C 7.305% due 01/17/32	227	228
Series 1999-C1 Class D 7.305% due 01/17/32	1,315	1,326
Commercial Mortgage Loan Trust Series 2008-LS1 Class A4B 6.007% due 12/10/49	1,170	1,325
Commercial Mortgage Pass Through Certificates Series 2007-C9 Class A4 5.800% due 12/10/49	5,206	5,926
Series 2007-FL14 Class AJ 0.371% due 06/15/22 (Ê)(Þ)	5,868	5,829
Series 2010-RR1 Class GEA 5.543% due 12/11/49 (Þ)	7,300	8,090
Series 2013-CR9 Class A3 4.022% due 07/10/45	320	326
Series 2013-CR9 Class D 4.403% due 07/10/45 (Þ)	180	145
Series 2013-WWP Class A2 3.424% due 03/10/31 (Þ)	500	481
Commercial Mortgage Trust Series 2001-J2A Class E 6.922% due 07/16/34 (Þ)	2,100	2,467
Series 2005-GG3 Class A4 4.799% due 08/10/42	100	104
Series 2006-GG7 Class A4 5.860% due 07/10/38	900	996
Series 2007-GG11 Class A4 5.736% due 12/10/49	965	1,084
Series 2007-GG11 Class AJ 6.047% due 12/10/49	2,642	2,489
Series 2012-CCRE2 Class E 4.858% due 08/15/45 (Þ)	150	132
Series 2012-CR2 Class A4 3.147% due 08/15/45	975	941
Series 2012-CR4 Class A3 2.853% due 10/15/45	598	559

126	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Series 2013-CR6 Class A4 3.101% due 03/10/46	5,055	4,796
Countrywide Alternative Loan Trust Series 2006-36T2 Class 1A9 1.090% due 12/25/36 (Ê)	1,817	1,153
Series 2006-45T1 Class 2A2 6.000% due 02/25/37	1,787	1,447
Countrywide Home Loan Mortgage Pass Through Trust Series 2004-22 Class A3 2.914% due 11/25/34 (Ê)	1,282	1,179
Series 2005-HYB9 Class 3A2A 2.783% due 02/20/36 (Ê)	233	200
Series 2007-4 Class 1A10 6.000% due 05/25/37	7,718	6,677
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-CKN2 Class C1 6.376% due 04/15/37	468	468
Series 2003-C5 Class D 5.116% due 12/15/36	2,845	2,877
Series 2004-C5 Class B 4.929% due 11/15/37	3,730	3,835
Series 2005-9 Class 2A1 5.500% due 10/25/35	3,385	3,291
Series 2005-C2 Class A3 4.691% due 04/15/37	1,856	1,896
Series 2005-C2 Class A4 4.832% due 04/15/37	250	262
Credit Suisse Mortgage Capital Certificates Series 2006-C3 Class B 5.798% due 06/15/38	2,153	1,352
Series 2006-TF2A Class D 0.491% due 10/15/21 (Ê)(Þ)	724	694
Series 2007-2 Class 3A4 5.500% due 03/25/37	4,427	4,181
Series 2007-C1 Class A3 5.383% due 02/15/40	5,655	6,093
Series 2009-8R Class 5A1 5.599% due 05/26/37 (Ê)(Þ)	180	190
DBRR Trust Series 2011-LC2 Class A4A 4.537% due 07/12/44 (Þ)	3,265	3,543
Series 2012-EZ1 Class A 0.946% due 09/25/45 (Þ)	5,846	5,856
Series 2013-EZ2 Class A 0.853% due 02/25/45 (Þ)	5,134	5,114
Deutsche ALT-A Securities, Inc. Alternate Loan Trust Series 2007-OA1 Class A1 0.340% due 02/25/47 (Ê)	5,309	3,652
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2A1A 0.392% due 10/19/36 (Ê)	3,217	2,527
Series 2007-AR1 Class 2A1A 0.332% due 04/19/47 (Ê)	7,906	6,164

	Principal Amount ($) or Shares	Fair Value $
Extended Stay America Trust Series 2013-ESFL Class CFL 1.695% due 12/05/31 (Ê)(Þ)	1,110	1,104
Series 2013-ESH7 Class A27 2.958% due 12/05/31 (Þ)	3,650	3,539
Series 2013-ESH7 Class B7 3.604% due 12/05/31 (Þ)	455	436
Fannie Mae 6.000% due 2016	48	49
8.000% due 2016	2	2
6.000% due 2017	66	69
10.000% due 2018	6	7
4.000% due 2019	211	224
5.000% due 2019	384	414
3.500% due 2020	2,385	2,502
3.763% due 2020	7,463	7,921
4.000% due 2020	11	12
4.250% due 2020	7,388	8,020
4.338% due 2020	7,569	8,234
3.000% due 2021	296	308
3.400% due 2021	17,700	18,924
3.500% due 2021	548	574
3.890% due 2021	1,900	2,007
4.317% due 2021	3,420	3,707
5.500% due 2021	218	236
2.310% due 2022	100	94
3.000% due 2022	330	343
3.156% due 2022	496	520
5.000% due 2022	2,443	2,619
5.500% due 2022	1,345	1,449
2.460% due 2023	7,683	7,244
2.704% due 2023	8,029	7,696
5.500% due 2023	1,864	2,019
4.000% due 2024	128	136
5.500% due 2024	1,239	1,345
7.500% due 2024	2	2
10.000% due 2024	4	5
2.364% due 2025 (Ê)	9	10
3.500% due 2025	1,901	1,994
4.000% due 2025	5,412	5,732
4.500% due 2025	105	113
5.500% due 2025	4,204	4,470
2.286% due 2026 (Ê)	158	168
3.500% due 2026	37,494	39,535
4.000% due 2026	10,858	11,501
5.500% due 2026	381	416
6.000% due 2026	362	398
9.000% due 2026	9	11
2.870% due 2027	1,300	1,165
3.000% due 2027	3,265	3,362
3.500% due 2027	4,630	4,860
4.500% due 2027	6,591	7,015
6.000% due 2027	1,181	1,298
7.000% due 2028	81	94
4.500% due 2029	2,763	2,941
6.500% due 2029	78	87
7.000% due 2029	598	694

Russell Strategic Bond Fund	127

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

7.500% due 2029	9	11
8.500% due 2029	2	2
5.000% due 2030	375	408
6.500% due 2030	120	138
7.000% due 2030	230	265
8.000% due 2030	87	105
8.500% due 2030	84	96
9.500% due 2030	39	47
3.500% due 2031	539	550
4.000% due 2031	2,916	3,040
6.500% due 2031	153	173
7.000% due 2031	431	502
7.500% due 2031	28	32
8.500% due 2031	173	197
3.500% due 2032	10,903	11,144
4.000% due 2032	1,905	1,995
6.500% due 2032	252	289
7.000% due 2032	1,124	1,288
7.500% due 2032	38	44
8.500% due 2032	18	23
2.281% due 2033 (Ê)	152	160
2.361% due 2033 (Ê)	199	210
2.492% due 2033 (Ê)	484	512
3.000% due 2033	26,922	26,747
4.000% due 2033	769	803
4.500% due 2033	102	108
5.500% due 2033	8	8
6.500% due 2033	314	361
7.000% due 2033	556	648
2.322% due 2034 (Ê)	941	983
2.509% due 2034 (Ê)	124	131
2.697% due 2034 (Ê)	651	688
2.724% due 2034 (Ê)	360	380
5.000% due 2034	469	506
5.500% due 2034	3,519	3,851
6.500% due 2034	438	497
7.000% due 2034	59	69
2.155% due 2035 (Ê)	277	290
2.219% due 2035 (Ê)	638	663
2.361% due 2035 (Ê)	543	572
2.445% due 2035 (Ê)	1,241	1,319
2.470% due 2035 (Ê)	1,278	1,359
2.540% due 2035 (Ê)	396	419
2.729% due 2035 (Ê)	876	933
2.750% due 2035 (Ê)	885	924
5.000% due 2035	2,187	2,357
5.057% due 2035 (Ê)	111	119
5.500% due 2035	1,374	1,501
6.000% due 2035	1,375	1,520
7.000% due 2035	103	120
7.500% due 2035	482	576
3.950% due 2036 (Ê)	12	14
4.000% due 2036	89	92
5.000% due 2036	1,552	1,674
5.500% due 2036	2,678	2,907
6.000% due 2036	771	845
6.500% due 2036	111	125

	Principal Amount ($) or Shares	Fair Value $
7.000% due 2036	207	240
4.000% due 2037	97	101
5.000% due 2037	961	1,036
5.500% due 2037	3,768	4,086
6.000% due 2037	816	892
6.500% due 2037	619	688
5.000% due 2038	947	1,022
5.500% due 2038	9,538	10,382
6.000% due 2038	544	594
6.500% due 2038	578	646
4.000% due 2039	704	732
4.500% due 2039	1,290	1,367
5.000% due 2039	2,661	2,870
5.500% due 2039	7,494	8,157
6.000% due 2039	1,189	1,326
6.500% due 2039	308	344
1.569% due 2040 (Ê)	172	177
4.000% due 2040	23,566	24,677
4.500% due 2040	26,923	28,524
5.000% due 2040	40	43
6.000% due 2040	22,877	25,007
4.000% due 2041	55,335	57,588
4.500% due 2041	23,995	25,508
5.000% due 2041	31,061	34,038
5.500% due 2041	2,119	2,307
6.000% due 2041	442	484
2.767% due 2042 (Ê)	79	81
4.000% due 2042	19,557	20,380
4.500% due 2042	1,720	1,826
1.369% due 2043 (Ê)	98	100
4.000% due 2043	5,183	5,390
15 Year TBA(Ï) 2.500%	73,570	73,512
3.000%	27,940	28,747
3.500%	2,050	2,147
30 Year TBA(Ï) 2.500%	2,100	1,936
3.000%	95,185	92,255
3.500%	82,840	83,479
4.000%	217,690	226,162
4.500%	83,715	88,321
5.500%	74,715	81,369
6.000%	3,540	3,872
Series 1997-281 Class 2 Interest Only STRIP 9.000% due 11/01/26 (Å)	27	7
Series 2000-306 Class IO Interest Only STRIP 8.000% due 05/01/30 (Å)	28	6
Series 2001-317 Class 2 Interest Only STRIP 8.000% due 12/01/31 (Å)	42	7
Series 2002-320 Class 2 Interest Only STRIP 7.000% due 04/01/32 (Å)	13	2
Series 2003-339 Class 23 Interest Only STRIP 5.000% due 07/01/18	693	40

128	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Series 2003-343 Class 6 Interest Only STRIP 5.000% due 10/01/33	881	134
Series 2003-345 Class 18 Interest Only STRIP 4.500% due 12/01/18	1,717	96
Series 2003-345 Class 19 Interest Only STRIP 4.500% due 01/01/19	1,881	105
Series 2005-365 Class 12 Interest Only STRIP 5.500% due 12/01/35	3,519	528
Series 2006-369 Class 8 Interest Only STRIP 5.500% due 04/01/36	528	81
Fannie Mae Grantor Trust Series 1999-T2 Class A1 7.500% due 01/19/39	44	49
Series 2001-T4 Class A1 7.500% due 07/25/41	1,812	2,187
Series 2001-T8 Class A2 9.500% due 07/25/41	123	152
Series 2001-T10 Class A2 7.500% due 12/25/41	2,791	3,258
Series 2002-T19 Class A1 6.500% due 07/25/42	367	422
Series 2004-T1 Class 1A2 6.500% due 01/25/44	20	23
Fannie Mae REMICS Series 1996-46 Class ZA 7.500% due 11/25/26	122	140
Series 1997-68 Class SC Interest Only STRIP 8.310% due 05/18/27 (Ê)	37	8
Series 1999-56 Class Z 7.000% due 12/18/29	476	543
Series 2001-4 Class SA Interest Only STRIP 7.358% due 02/17/31 (Ê)	37	4
Series 2002-57 Class PG 5.500% due 09/25/17	1,442	1,531
Series 2003-25 Class IK Interest Only STRIP 7.000% due 04/25/33 (Å)	120	21
Series 2003-32 Class FH 0.590% due 11/25/22 (Ê)	192	192
Series 2003-32 Class UI Interest Only STRIP 6.000% due 05/25/33 (Å)	110	19
Series 2003-33 Class IA Interest Only STRIP 6.500% due 05/25/33 (Å)	626	95
Series 2003-35 Class FY 0.590% due 05/25/18 (Ê)	1,132	1,138
Series 2003-35 Class IU Interest Only STRIP 6.000% due 05/25/33 (Å)	137	24

	Principal Amount ($) or Shares	Fair Value $
Series 2003-35 Class UI Interest Only STRIP 6.500% due 05/25/33 (Å)	134	25
Series 2003-64 Class JI Interest Only STRIP 6.000% due 07/25/33 (Å)	90	16
Series 2004-70 Class EB 5.000% due 10/25/24	1,483	1,610
Series 2005-110 Class MB 5.500% due 09/25/35	591	645
Series 2005-117 Class LC 5.500% due 11/25/35	4,511	4,892
Series 2006-5 Class 3A2 2.563% due 05/25/35 (Ê)	170	176
Series 2006-22 Class CE 4.500% due 08/25/23	1,496	1,611
Series 2006-118 Class A1 0.250% due 12/25/36 (Ê)	106	105
Series 2007-73 Class A1 0.250% due 07/25/37 (Ê)	1,033	969
Series 2009-39 Class LB 4.500% due 06/25/29	1,559	1,677
Series 2009-70 Class PS Interest Only STRIP 6.560% due 01/25/37 (Ê)	23,677	3,186
Series 2009-71 Class MB 4.500% due 09/25/24	2,355	2,527
Series 2009-96 Class DB 4.000% due 11/25/29	6,623	7,082
Series 2010-95 Class S Interest Only STRIP 6.410% due 09/25/40 (Ê)	18,118	3,096
Series 2010-112 Class PI Interest Only STRIP 6.000% due 10/25/40	13,941	2,227
Series 2012-43 Class PH 4.500% due 04/25/42	5,100	5,454
Fannie Mae Whole Loan Series 2003-W1 Class 2A 6.806% due 12/25/42	79	94
Series 2003-W4 Class 4A 7.141% due 10/25/42	33	38
Series 2003-W17 Class 1A6 5.310% due 08/25/33	1,215	1,236
Series 2004-W2 Class 2A2 7.000% due 02/25/44	2,851	3,321
Series 2004-W9 Class 2A1 6.500% due 02/25/44	177	205
Series 2004-W11 Class 1A2 6.500% due 05/25/44	364	422
Fannie Mae-Aces Series 2006-M2 Class A2F 5.259% due 05/25/20	1,545	1,738
Series 2012-M12 Class 1A 2.840% due 08/25/22	6,977	6,827
Series 2012-M15 Class A 2.657% due 10/25/22	8,648	8,277

Russell Strategic Bond Fund	129

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

FDIC Guaranteed Notes Trust Series 2010-S1 Class 1A 0.745% due 02/25/48 (Ê)(Þ)	1,515	1,515
FDIC Trust Series 2010-R1 Class A 2.184% due 05/25/50 (Þ)	1,590	1,601
Series 2011-R1 Class A 2.672% due 07/25/26 (Þ)	6,435	6,636
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Series 2011-K014 Class X1 Interest Only STRIP 1.264% due 04/25/21	17,409	1,342
Series 2011-K702 Class X1 Interest Only STRIP 1.549% due 02/25/18	61,653	3,685
Series 2012-K019 Class A2 2.272% due 03/25/22	2,195	2,039
Series 2012-K020 Class A2 2.373% due 05/25/22	8,340	7,777
Series 2012-K020 Class X1 Interest Only STRIP 1.476% due 05/25/22	28,447	2,800
Series 2012-K022 Class A2 2.355% due 07/25/22	6,635	6,137
Series 2012-K501 Class X1A Interest Only STRIP 1.753% due 08/25/16	42,420	1,643
Series 2013-K024 Class X1 Interest Only STRIP 0.905% due 09/25/22	25,655	1,607
Series 2013-K025 Class A1 1.875% due 04/25/22	1,734	1,698
Series 2013-KS01 Class A2 2.522% due 01/25/23	2,180	2,044
Series 2013-KSMC Class A2 2.615% due 01/25/23	2,745	2,562
Federal Home Loan Mortgage Corp. Structured Pass Through Securities Series 2002-42 Class A6 9.500% due 02/25/42	62	74
Series 2003-54 Class 2A 6.500% due 02/25/43	1,899	2,268
Series 2003-56 Class A5 5.231% due 05/25/43	2,331	2,528
Series 2003-58 Class 2A 6.500% due 09/25/43	210	235
Series 2005-63 Class 1A1 1.369% due 02/25/45 (Ê)	85	85
First Horizon Alternative Mortgage Securities Trust Series 2004-AA6 Class A1 2.357% due 01/25/35 (Ê)	562	549
First Horizon Asset Securities, Inc. Series 2005-AR3 Class 2A1 2.615% due 08/25/35 (Ê)	466	444
Series 2005-AR4 Class 2A1 2.597% due 10/25/35 (Ê)	1,987	1,672

	Principal Amount ($) or Shares	Fair Value $
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class IO1 Interest Only STRIP 1.692% due 03/15/33 (Þ)	4,318	5
Freddie Mac 11.000% due 2015	1	2
6.000% due 2016	14	15
10.000% due 2016	22	22
8.500% due 2017	10	11
10.500% due 2017	1	2
8.000% due 2020	37	41
10.000% due 2020	9	11
11.000% due 2020	6	6
10.500% due 2021	8	8
3.500% due 2025	9,958	10,458
8.500% due 2025	15	17
4.000% due 2026	2,628	2,773
2.482% due 2027 (Ê)	12	12
3.500% due 2027	5,372	5,625
7.000% due 2027	65	76
8.500% due 2027	85	102
2.338% due 2028 (Ê)	10	11
2.499% due 2028 (Ê)	8	8
2.533% due 2030 (Ê)	17	17
7.500% due 2030	67	77
8.500% due 2030	31	36
6.500% due 2031	226	259
8.000% due 2031	7	8
7.000% due 2032	74	84
2.409% due 2033 (Ê)	228	241
6.000% due 2033	22	25
2.790% due 2034 (Ê)	413	438
2.969% due 2034 (Ê)	807	859
5.500% due 2034	288	313
6.000% due 2034	33	37
2.715% due 2035 (Ê)	949	1,012
2.824% due 2035 (Ê)	1,034	1,092
5.000% due 2035	112	123
5.084% due 2035 (Ê)	92	97
5.500% due 2035	468	509
6.000% due 2035	174	195
4.000% due 2036	193	200
5.500% due 2036	3	4
6.000% due 2036	53	58
5.000% due 2038	9,572	10,266
5.500% due 2038	25,555	28,424
6.000% due 2038	5,089	5,608
6.500% due 2038	225	243
4.500% due 2039	10,655	11,415
5.500% due 2039	2,817	3,050
4.000% due 2040	12,940	13,516
4.500% due 2040	6,507	6,971
5.500% due 2040	6,000	6,478
4.000% due 2041	14,392	14,997
3.000% due 2042	3,982	3,853

130	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

15 Year TBA(Ï) 2.500%	7,650	7,633
3.000%	9,700	9,967
30 Year TBA(Ï) 3.000%	69,600	67,229
3.500%	60,700	61,032
4.000%	29,500	30,557
4.500%	21,000	22,057
5.000%	2,600	2,787
6.000%	6,800	7,422
Freddie Mac Reference REMIC Series 2006-R006 Class ZA 6.000% due 04/15/36	4,217	4,629
Freddie Mac REMICS Series 1991-1037 Class Z 9.000% due 02/15/21	19	21
Series 1994-1730 Class Z 7.000% due 05/15/24	145	166
Series 1999-2129 Class SG Interest Only STRIP 6.808% due 06/17/27 (Ê)	706	138
Series 2000-2247 Class SC Interest Only STRIP 7.309% due 08/15/30 (Ê)	19	4
Series 2000-2266 Class F 0.641% due 11/15/30 (Ê)	34	34
Series 2002-2463 Class SJ Interest Only STRIP 7.809% due 03/15/32 (Ê)	74	15
Series 2003-2610 Class UI Interest Only STRIP 6.500% due 05/15/33 (Å)	19	4
Series 2003-2621 Class QH 5.000% due 05/15/33	1,300	1,409
Series 2003-2624 Class QH 5.000% due 06/15/33	1,335	1,443
Series 2003-2649 Class IM Interest Only STRIP 7.000% due 07/15/33 (Å)	159	34
Series 2003-2697 Class LG 4.500% due 10/15/23	695	745
Series 2003-2725 Class TA 4.500% due 12/15/33	1,300	1,403
Series 2006-3123 Class HT 5.000% due 03/15/26	2,964	3,244
Series 2006-3149 Class LF 0.491% due 05/15/36 (Ê)	269	269
Series 2006-3150 Class EQ 5.000% due 05/15/26	1,525	1,671
Series 2007-3335 Class BF 0.341% due 07/15/19 (Ê)	602	601
Series 2007-3335 Class FT 0.341% due 08/15/19 (Ê)	1,587	1,586
Series 2007-3345 Class FP 0.391% due 11/15/36 (Ê)	1,683	1,681
Series 2007-3345 Class PF 0.371% due 05/15/36 (Ê)	1,863	1,860

	Principal Amount ($) or Shares	Fair Value $
Series 2009-3558 Class G 4.000% due 08/15/24	150	158
Series 2010-3640 Class JA 1.500% due 03/15/15	2,407	2,414
Series 2010-3653 Class B 4.500% due 04/15/30	4,570	4,946
Series 2010-3704 Class DC 4.000% due 11/15/36	1,714	1,828
Series 2011-3927 Class PC 4.500% due 09/15/41	6,800	7,289
Series 2011-3963 Class JB 4.500% due 11/15/41	3,500	3,747
Freddie Mac Strips Series 1998-191 Interest Only STRIP 8.000% due 01/01/28 (Å)	24	6
Series 1998-194 Interest Only STRIP 6.500% due 04/01/28 (Å)	76	14
Series 2001-212 Interest Only STRIP 6.000% due 05/01/31 (Å)	79	17
Series 2001-215 Interest Only STRIP 8.000% due 06/15/31 (Å)	71	15
FREMF 2010-K7 Mortgage Trust Series 2010-K7 Class B 5.435% due 04/25/20 (Þ)	6,700	7,051
FREMF Mortgage Trust Series 2013-K29 Class B 3.601% due 05/25/46 (Þ)	440	382
GE Capital Commercial Mortgage Corp. Series 2003-C2 Class F 5.056% due 07/10/37 (Þ)	455	455
Ginnie Mae I 10.500% due 2015	14	14
11.000% due 2015	—	—
7.000% due 2016	1	1
10.500% due 2016	5	5
11.000% due 2020	7	8
10.500% due 2021	14	15
10.000% due 2022	25	27
7.500% due 2024	10	12
10.000% due 2025	28	31
3.000% due 2027	7,059	7,318
8.000% due 2030	111	128
7.500% due 2031	18	18
7.500% due 2032	8	10
5.000% due 2034	10	10
5.500% due 2034	34	38
5.500% due 2035	6,475	7,127
5.500% due 2036	55	60
5.500% due 2037	137	150
5.000% due 2038	2,158	2,328
5.500% due 2038	103	112
4.500% due 2039	33,061	36,056
5.000% due 2039	15,944	17,271

Russell Strategic Bond Fund	131

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

4.500% due 2040	17,429	18,621
5.000% due 2040	2,725	2,968
4.500% due 2041	6,675	7,118
5.000% due 2041	736	796
4.500% due 2042	640	679
30 Year TBA(Ï) 3.000%	2,350	1,788
4.000%	15,750	16,397
6.000%	26,500	29,175
Ginnie Mae II 1.625% due 2023 (Ê)	259	270
1.750% due 2023 (Ê)	16	16
1.625% due 2024 (Ê)	61	63
1.750% due 2024 (Ê)	120	124
2.000% due 2024 (Ê)	66	69
1.625% due 2026 (Ê)	59	61
8.500% due 2026	18	21
1.625% due 2027 (Ê)	78	81
1.750% due 2027 (Ê)	90	93
1.625% due 2029 (Ê)	130	135
1.750% due 2030 (Ê)	48	50
3.500% due 2040 (Ê)	13,413	14,190
4.000% due 2040 (Ê)	5,072	5,367
4.500% due 2041	51,369	57,826
5.390% due 2059	3,851	4,195
4.502% due 2061	2,888	3,117
4.700% due 2061	6,160	6,804
4.473% due 2062	8,976	9,824
4.564% due 2062	5,991	6,580
4.845% due 2062	1,662	1,828
5.065% due 2062	2,828	3,125
4.478% due 2063	3,232	3,539
4.519% due 2063	7,450	8,182
4.652% due 2063	1,198	1,297
4.661% due 2063	486	527
30 Year TBA(Ï) 3.500%	16,420	16,707
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class A4 4.547% due 12/10/41	1,130	1,133
GMAC Mortgage Corp. Loan Trust Series 2005-AR2 Class 4A 5.094% due 05/25/35 (Ê)	2,822	2,742
Government National Mortgage Association Series 1998-23 Class ZA 6.500% due 09/20/28	756	857
Series 1999-27 Class SE Interest Only STRIP 8.408% due 08/16/29 (Ê)	95	21
Series 1999-44 Class SA Interest Only STRIP 8.358% due 12/16/29 (Ê)	117	21
Series 2001-46 Class SA Interest Only STRIP 7.388% due 09/16/31 (Ê)	12	3

	Principal Amount ($) or Shares	Fair Value $
Series 2002-27 Class SA Interest Only STRIP 7.808% due 05/16/32 (Ê)	20	5
Series 2007-12 Class C 5.278% due 04/16/41	4,135	4,468
Series 2010-14 Class A 4.500% due 06/16/39	1,368	1,489
Series 2010-74 Class IO Interest Only STRIP 0.867% due 03/16/50	33,236	1,325
Series 2010-83 Class IO Interest Only STRIP 0.552% due 07/16/50	20,912	844
Series 2010-116 Class MP 3.500% due 09/16/40	16,394	17,169
Series 2010-124 Class C 3.392% due 03/16/45	1,875	1,941
Series 2010-155 Class IO Interest Only STRIP 1.263% due 06/16/39	27,919	1,866
Series 2010-H04 Class BI Interest Only STRIP 1.386% due 04/20/60	15,478	964
Series 2010-H12 Class PT 5.470% due 11/20/59	6,344	6,874
Series 2010-H22 Class JI Interest Only STRIP 2.496% due 11/20/60	24,143	2,709
Series 2011-67 Class B 3.863% due 10/16/47	2,665	2,799
Series 2011-127 Class IO Interest Only STRIP 1.535% due 03/16/47	30,583	2,113
Series 2011-H02 Class BI Interest Only STRIP 0.411% due 02/20/61	20,711	381
Series 2012-70 Class IO Interest Only STRIP 0.963% due 08/16/52 (Å)	52,062	3,516
Series 2012-78 Class IO Interest Only STRIP 1.057% due 06/16/52 (Å)	43,357	3,228
Series 2012-95 Class IO Interest Only STRIP 1.050% due 02/16/53 (Å)	11,622	1,028
Series 2012-99 Class CI Interest Only STRIP 1.042% due 10/16/49	22,230	1,768
Series 2012-100 Class IO Interest Only STRIP 0.890% due 08/16/52 (Å)	38,713	2,839
Series 2012-115 Class A 2.131% due 04/16/45	1,574	1,564
Series 2012-147 Class AE 1.750% due 07/16/47	2,890	2,821
Series 2012-H11 Class CI Interest Only STRIP 2.898% due 04/20/62	21,677	2,168

132	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Series 2012-H23 Class FI Interest Only STRIP 0.783% due 10/20/62	22,795	769
Series 2013-H03 Class HI Interest Only STRIP 2.573% due 12/20/62	15,491	1,963
Series 2013-H06 Class HI Interest Only STRIP 2.936% due 01/20/63	33,038	4,229
Series 2013-H07 Class JL Interest Only STRIP 2.617% due 03/20/63	33,914	4,515
GreenPoint Mortgage Funding Trust Series 2005-AR5 Class 1A1 0.460% due 11/25/45 (Ê)	174	135
Series 2006-AR8 Class 1A1A 0.270% due 01/25/47 (Ê)	—	—
Greenpoint Mortgage Pass-Through Certificates Series 2003-1 Class A1 2.920% due 10/25/33 (Ê)	634	620
GS Mortgage Securities Corp. II Series 2011-ALF Class A 2.716% due 02/10/21 (Þ)	2,669	2,676
Series 2011-GC5 Class A4 3.707% due 08/10/44	7,580	7,748
Series 2012-ALOH Class A 3.551% due 04/10/34 (Þ)	325	322
Series 2012-BWTR Class A 2.954% due 11/05/34 (Þ)	335	313
Series 2012-GCJ9 Class A3 2.773% due 11/10/45	4,025	3,740
Series 2013-KYO Class D 2.795% due 11/08/29 (Å)(Ê)	4,110	4,082
GS Mortgage Securities Trust Series 2012-GCJ7 Class A4 3.377% due 05/10/45	285	283
GSMPS Mortgage Loan Trust Series 1998-1 Class A 8.000% due 09/19/27 (Þ)	83	86
Series 1998-3 Class A 7.750% due 09/19/27 (Þ)	71	75
Series 1999-3 Class A 8.000% due 08/19/29 (Þ)	205	208
Series 2005-RP1 Class 1A4 8.500% due 01/25/35 (Þ)	635	687
Series 2006-RP1 Class 1A2 7.500% due 01/25/36 (Þ)	1,257	1,282
Series 2006-RP1 Class 1A3 8.000% due 01/25/36 (Þ)	1,398	1,467
GSR Mortgage Loan Trust Series 2004-7 Class 1A1 2.457% due 06/25/34 (Ê)	226	222
Series 2005-6F Class 1A6 5.250% due 07/25/35	2,837	2,826
Series 2005-AR7 Class 6A1 5.084% due 11/25/35 (Ê)	1,030	1,001

	Principal Amount ($) or Shares	Fair Value $
Series 2006-2F Class 2A17 5.750% due 02/25/36	2,922	2,824
Series 2006-3F Class 2A3 5.750% due 03/25/36	1,861	1,723
Series 2007-AR2 Class 2A1 2.789% due 05/25/47 (Ê)	6,244	5,171
HarborView Mortgage Loan Trust Series 2005-2 Class 2A1A 0.412% due 05/19/35 (Ê)	129	104
Series 2005-4 Class 3A1 2.758% due 07/19/35 (Ê)	2,814	2,392
IndyMac INDA Mortgage Loan Trust Series 2007-AR1 Class 1A1 3.052% due 03/25/37 (Ê)	2,943	2,502
Indymac Index Mortgage Loan Trust Series 2006-FLX1 Class A1 0.400% due 11/25/36 (Ê)	1,384	1,105
IndyMac INDX Mortgage Loan Trust Series 2004-AR11 Class 2A 2.563% due 12/25/34 (Ê)	78	71
Series 2005-AR25 Class 1A21 5.065% due 12/25/35 (Ê)	672	561
Series 2005-AR31 Class 1A1 2.432% due 01/25/36 (Ê)	798	625
Series 2006-AR4 Class A1A 0.400% due 05/25/46 (Ê)	4,775	3,767
Series 2006-AR6 Class 2A1A 0.390% due 06/25/47 (Ê)	8,758	6,363
Series 2006-AR8 Class A3A 0.420% due 07/25/46 (Ê)	8,921	5,857
Irvine Core Office Trust Series 2013-IRV Class A1 2.068% due 05/15/48 (Þ)	2,270	2,209
Series 2006-A2 Class 3A1 2.662% due 05/25/36 (Ê)	4,658	3,447
JPMorgan Chase Commercial Mortgage Series 2004-LN2 Class B 5.129% due 07/15/41	1,550	1,576
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2003-C1 Class D 5.192% due 01/12/37	1,826	1,828
Series 2005-CB11 Class A4 5.335% due 08/12/37	926	976
Series 2005-CB13 Class A4 5.294% due 01/12/43	686	739
JPMorgan Chase Commercial Mortgage Securities Trust Series 2006-LDP8 Class A3B 5.447% due 05/15/45	3,675	3,758
Series 2006-LDP8 Class A4 5.399% due 05/15/45	3,705	4,087
Series 2007-CB19 Class A4 5.711% due 02/12/49	150	168
Series 2007-LDPX Class A3 5.420% due 01/15/49	200	222
Series 2010-C2 Class A1 2.749% due 11/15/43 (Å)	1,258	1,297

Russell Strategic Bond Fund	133

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Series 2011-C5 Class D 5.314% due 08/15/46 (Þ)	285	267
Series 2012-C8 Class A3 2.829% due 10/15/45	1,525	1,433
Series 2012-C8 Class E 4.670% due 10/15/45 (Þ)	150	130
Series 2012-WLDN Class A 3.905% due 05/05/30 (Þ)	475	473
JPMorgan Mortgage Trust Series 2005-A8 Class 1A1 5.153% due 11/25/35 (Ê)	1,935	1,823
Series 2005-S3 Class 1A2 5.750% due 01/25/36	130	118
Series 2006-A2 Class 2A1 2.725% due 04/25/36 (Ê)	147	126
Series 2006-A6 Class 1A2 2.936% due 10/25/36 (Ê)	914	721
Series 2006-A7 Class 3A2 4.783% due 01/25/37 (Ê)	4,501	3,709
Series 2007-A1 Class 5A2 2.988% due 07/25/35 (Ê)	207	207
Series 2007-A1 Class B1 2.909% due 07/25/35 (Ê)	98	—
Series 2007-A4 Class 3A3 5.240% due 06/25/37 (Ê)	2,001	1,727
Series 2007-S3 Class 1A8 6.000% due 08/25/37	6,882	6,012
Series 2007-S3 Class 1A74 6.000% due 08/25/37	1,745	1,525
Series 2007-S3 Class 1A96 6.000% due 08/25/37	132	116
Series 2007-S3 Class 1A97 6.000% due 08/25/37	274	240
JPMorgan Mortgage Trust 2005-A1 Series 2005-A1 Class 6T1 4.354% due 02/25/35 (Ê)	147	146
JPMorgan Mortgage Trust 2005-A4 Series 2005-A4 Class 1A1 5.262% due 07/25/35 (Ê)	1,038	1,061
LB-Commercial Mortgage Trust Series 2007-C3 Class AJ 5.884% due 07/15/44	2,440	2,433
LB-UBS Commercial Mortgage Trust Series 2004-C7 Class A5 4.628% due 10/15/29	53	54
Series 2005-C1 Class A3 4.545% due 02/15/30	115	116
Series 2005-C5 Class A4 4.954% due 09/15/30	1,190	1,263
Series 2006-C4 Class A4 5.864% due 06/15/38	160	178
Series 2006-C7 Class A3 5.347% due 11/15/38	1,850	2,050
Series 2007-C1 Class AJ 5.484% due 02/15/40	3,840	3,813
Series 2007-C1 Class AM 5.455% due 02/15/40	2,570	2,814

	Principal Amount ($) or Shares	Fair Value $
Series 2007-C2 Class A3 5.430% due 02/15/40	747	824
Series 2007-C7 Class A3 5.866% due 09/15/45	576	639
Series 2007-C7 Class AJ 6.302% due 09/15/45	4,830	4,756
Series 2008-C1 Class A2 6.151% due 04/15/41	850	985
Mastr Adjustable Rate Mortgages Trust Series 2004-10 Class 2A2 3.134% due 10/25/34 (Ê)	6	3
Series 2005-1 Class B1 Interest Only STRIP 3.448% due 03/25/35 (Ê)	875	47
Series 2005-6 Class 7A1 5.219% due 06/25/35 (Ê)	304	293
Series 2006-2 Class 4A1 2.649% due 02/25/36 (Ê)	1,303	1,232
Series 2007-HF2 Class A1 0.500% due 09/25/37 (Ê)	5,628	4,563
Mastr Asset Securitization Trust Series 2006-2 Class 1A10 6.000% due 06/25/36 (Ê)	3,629	3,468
Mastr Reperforming Loan Trust Series 2005-1 Class 1A3 7.000% due 08/25/34 (Þ)	481	498
Series 2005-2 Class 1A4 8.000% due 05/25/35 (Þ)	987	968
Mellon Residential Funding Corp. Mortgage Pass-Through Trust Series 2000-TBC2 Class A1 0.671% due 06/15/30 (Ê)	377	369
Merrill Lynch Floating Trust Series 2008-LAQA Class A1 0.732% due 07/09/21 (Ê)(Þ)	3,662	3,652
Merrill Lynch Mortgage Investors, Inc. Series 2005-A10 Class A 0.400% due 02/25/36 (Ê)	486	437
Merrill Lynch Mortgage Trust Series 2004-KEY2 Class A4 4.864% due 08/12/39	1,865	1,931
Series 2005-CIP1 Class A2 4.960% due 07/12/38	17	17
Series 2005-CIP1 Class A4 5.047% due 07/12/38	45	48
Series 2005-CIP1 Class AM 5.107% due 07/12/38	3,410	3,649
Series 2008-C1 Class A4 5.690% due 02/12/51	6,110	6,908
MLCC Mortgage Investors, Inc. Series 2005-2 Class 3A 1.190% due 10/25/35 (Ê)	181	178
Series 2005-3 Class 5A 0.440% due 11/25/35 (Ê)	967	894
ML-CFC Commercial Mortgage Trust Series 2007-6 Class A4 5.485% due 03/12/51	900	995

134	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7 Class AS 3.214% due 02/15/46	2,260	2,102
Morgan Stanley Capital I Series 2007-HQ11 Class A4 5.447% due 02/12/44	80	89
Morgan Stanley Capital I Trust Series 2003-IQ6 Class C 5.146% due 12/15/41 (Þ)	3,299	3,370
Series 2003-T11 Class A4 5.150% due 06/13/41	156	156
Series 2007-IQ15 Class A2 5.853% due 06/11/49	2,176	2,210
Series 2007-IQ16 Class AM 6.093% due 12/12/49	6,907	7,798
Series 2008-T29 Class AM 6.280% due 01/11/43	4,950	5,653
Morgan Stanley Capital I, Inc. Series 2005-T19 Class A4A 4.890% due 06/12/47	8,666	9,189
Series 2006-IQ11 Class A4 5.682% due 10/15/42	373	406
Series 2006-T23 Class A4 5.811% due 08/12/41	6,678	7,431
Series 2007-IQ14 Class A4 5.692% due 04/15/49	1,773	1,977
Series 2011-C3 Class A2 3.224% due 07/15/49	1,885	1,982
Series 2011-C3 Class A4 4.118% due 07/15/49	1,105	1,156
Morgan Stanley Dean Witter Capital Series 2001-TOP3 Class C 6.790% due 07/15/33	480	489
Morgan Stanley Reremic Trust Series 2009-GG10 Class A4A 5.800% due 08/12/45 (Þ)	400	448
Motel 6 Trust Series 2012-MTL6 Class A1 1.500% due 10/05/25 (Þ)	3,785	3,738
Series 2012-MTL6 Class A2 1.948% due 10/05/25 (Þ)	2,939	2,894
Series 2012-MTL6 Class XA1 Interest Only STRIP 3.005% due 10/05/25 (Þ)	23,310	943
NCUA Guaranteed Notes Series 2010-R1 Class 2A 1.840% due 10/07/20	5,995	6,010
Series 2010-R3 Class 3A 2.400% due 12/08/20	2,606	2,600
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2005-WF1 Class 2A2 4.786% due 03/25/35	398	396
NorthStar Mortgage Trust Series 2012-1 Class A 1.393% due 08/25/29 (Å)(Ê)	2,013	2,010

	Principal Amount ($) or Shares	Fair Value $
OBP Depositor LLC Trust Series 2010-OBP Class A 4.646% due 07/15/45 (Þ)	3,155	3,426
ORES NPL LLC Series 2012-LV1 Class A 4.000% due 09/25/44 (Þ)	672	671
Prime Mortgage Trust Series 2004-CL1 Class 1A2 0.590% due 02/25/34 (Ê)	48	46
Series 2004-CL1 Class 2A2 0.590% due 02/25/19 (Ê)	2	2
Prudential Commercial Mortgage Trust Series 2003-PWR1 Class E 5.259% due 02/11/36 (Þ)	1,104	1,105
RALI Trust Series 2005-QS14 Class 2A1 6.000% due 09/25/35	2,059	1,536
Series 2006-QA9 Class A1 0.370% due 11/25/36 (Ê)	5,476	3,750
RAMP Trust Series 2004-SL1 Class A3 7.000% due 11/25/31	3	3
Reperforming Loan REMIC Trust Series 2005-R2 Class 2A4 8.500% due 06/25/35 (Þ)	152	163
Residential Asset Securitization Trust Series 2005-A14 Class A5 5.500% due 12/25/35	2,507	2,078
Series 2006-A11 Class 1A4 6.250% due 10/25/36	280	205
Series 2006-A9CB Class A6 6.000% due 09/25/36	2,326	1,459
RFMSI Trust Series 2005-SA4 Class 1A21 3.243% due 09/25/35 (Ê)	3,714	2,944
Series 2006-S10 Class 1A7 6.000% due 10/25/36	2,031	1,840
Series 2006-SA4 Class 2A1 3.844% due 11/25/36 (Ê)	515	426
RREF LLC Series 2013-LT2 Class A 2.833% due 05/22/28 (Þ)	1,598	1,596
S2 Hospitality LLC Series 2012-LV1 Class A 4.500% due 04/15/25 (Þ)	782	781
SMA Issuer I LLC Series 2012-LV1 Class A 3.500% due 08/20/25 (Þ)	892	895
Structured Adjustable Rate Mortgage Loan Trust Series 2004-18 Class 5A 5.500% due 12/25/34	114	109
Series 2004-20 Class 3A1 2.529% due 01/25/35 (Ê)	1,620	1,471
Series 2005-17 Class 3A1 2.535% due 08/25/35 (Ê)	34	31
Structured Asset Mortgage Investments II Trust Zero coupon due 04/19/35	925	835

Russell Strategic Bond Fund	135

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Series 2005-AR5 Class A3 0.442% due 07/19/35 (Ê)	248	241
Series 2005-AR8 Class A1A 0.470% due 02/25/36 (Ê)	778	568
Series 2007-AR6 Class A1 1.662% due 08/25/47 (Ê)	9,929	7,598
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-34A Class 5A4 2.529% due 11/25/33 (Ê)	5,909	5,819
Suntrust Alternative Loan Trust Series 2006-1F Class 3A 0.540% due 04/25/36 (Ê)	737	247
Thornburg Mortgage Securities Trust Series 2004-3 Class A 0.930% due 09/25/44 (Ê)	5,741	5,444
Series 2007-1 Class A2B 5.800% due 03/25/37 (Ê)	2,451	2,194
UBS-Barclays Commercial Mortgage Trust Series 2013-C5 Class A4 3.185% due 03/10/46	925	878
Series 2013-C6 Class A4 3.244% due 04/10/46	344	329
VNO Mortgage Trust Series 2012-6AVE Class A 2.996% due 11/15/30 (Þ)	705	663
Wachovia Bank Commercial Mortgage Trust Series 2005-C17 Class A4 5.083% due 03/15/42	215	227
Series 2005-C18 Class A4 4.935% due 04/15/42	230	242
Series 2006-WL7A Class A2 0.312% due 09/15/21 (Ê)(Þ)	1,748	1,743
Series 2007-C30 Class A5 5.342% due 12/15/43	16,650	18,511
Series 2007-C33 Class AJ 5.924% due 02/15/51	4,730	4,546
Series 2007-WHL8 Class A1 0.271% due 06/15/20 (Ê)(Þ)	1,591	1,577
Wachovia Commercial Mortgage Securities, Inc. Pass-Thru Certificates Series 2003-C9 Class B 5.109% due 12/15/35	471	477
Series 2003-C9 Class D 5.209% due 12/15/35	2,450	2,467
WaMu Mortgage Pass Through Certificates Series 2005-AR12 Class 1A4 2.426% due 10/25/35 (Ê)	10,853	10,285
Washington Mutual Mortgage Pass Through Certificates Series 2002-AR9 Class 1A 1.562% due 08/25/42 (Ê)	119	107
Series 2004-AR1 Class A 2.556% due 03/25/34 (Ê)	93	92
Series 2004-AR8 Class A2 0.588% due 06/25/44 (Ê)	1,602	1,378
Series 2004-AR10 Class A1B 0.608% due 07/25/44 (Ê)	4,783	4,248

	Principal Amount ($) or Shares	Fair Value $
Series 2005-AR1 Class A2A1 0.530% due 01/25/45 (Ê)	2,377	2,084
Series 2005-AR2 Class 2A21 0.520% due 01/25/45 (Ê)	3,828	3,378
Series 2005-AR2 Class 2A23 0.570% due 01/25/45 (Ê)	5,842	5,179
Series 2005-AR6 Class 2A1A 0.420% due 04/25/45 (Ê)	6,840	6,181
Series 2005-AR11 Class A1A 0.510% due 08/25/45 (Ê)	5,248	4,716
Series 2005-AR13 Class A1A1 0.480% due 10/25/45 (Ê)	189	170
Series 2005-AR19 Class A1A2 0.480% due 12/25/45 (Ê)	9,868	8,652
Series 2006-AR5 Class A1A 1.152% due 06/25/46 (Ê)	3,640	2,981
Series 2006-AR7 Class 2A 1.149% due 07/25/46 (Ê)	2,132	1,649
Series 2006-AR12 Class 1A2 2.728% due 10/25/36 (Ê)	3,051	2,507
Series 2006-AR13 Class 1A 1.049% due 10/25/46 (Ê)	10,742	7,813
Series 2006-AR17 Class 1A1A 0.979% due 12/25/46 (Ê)	4,129	3,532
Series 2006-AR18 Class 3A1 4.455% due 01/25/37 (Ê)	2,434	2,070
Series 2006-AR18 Class 3A2 4.455% due 01/25/37 (Ê)	2,964	2,521
Series 2007-HY3 Class 4A1 2.555% due 03/25/37 (Ê)	4,792	4,369
Series 2007-HY5 Class 3A1 4.956% due 05/25/37 (Ê)	5,984	5,731
Series 2007-OA2 Class 1A 0.869% due 03/25/47 (Ê)	6,763	4,804
Series 2007-OA3 Class 2A 0.939% due 04/25/47 (Ê)	7,011	5,251
Series 2007-OA5 Class 1A 0.919% due 06/25/47 (Ê)	10,987	8,959
Washington Mutual Mortgage Pass-Through Certificates Series 2006-1 Class 4CB 6.500% due 02/25/36	10,210	6,477
Series 2006-AR7 Class A1A 1.083% due 09/25/46 (Ê)	11,586	6,640
Series 2007-HY2 Class 2A3 3.784% due 04/25/37 (Ê)	4,690	3,282
Wells Fargo Commercial Mortgage Trust Series 2012-LC5 Class A3 2.918% due 10/15/45	1,000	946
Series 2012-LC5 Class D 4.779% due 10/15/45 (Þ)	245	213
Wells Fargo Mortgage Backed Securities Trust Series 2004-AA Class A1 2.624% due 12/25/34 (Ê)	646	635
Series 2004-CC Class A1 2.619% due 01/25/35 (Ê)	1,021	1,006

136	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Series 2005-18 Class 2A10 22.037% due 01/25/36 (Ê)	999	1,314
Series 2005-AR4 Class 2A2 2.725% due 04/25/35 (Ê)	2,811	2,795
Series 2005-AR7 Class 2A1 5.081% due 05/25/35 (Ê)	3,660	3,729
Series 2005-AR8 Class 1A1 2.635% due 06/25/35 (Ê)	6,338	6,293
Series 2005-AR11 Class 1A1 2.666% due 06/25/35 (Ê)	529	536
Series 2006-2 Class 2A3 5.500% due 03/25/36	990	940
Series 2006-6 Class 1A8 5.750% due 05/25/36	1,988	1,967
Series 2006-8 Class A15 6.000% due 07/25/36	4,006	3,785
Series 2006-11 Class A9 6.500% due 09/25/36	1,841	1,801
Series 2006-13 Class A5 6.000% due 10/25/36	1,279	1,291
Series 2006-AR1 Class 2A5 5.350% due 03/25/36 (Ê)	1,629	1,570
Series 2006-AR2 Class 2A1 2.640% due 03/25/36	3,603	3,557
Series 2006-AR2 Class 2A3 2.640% due 03/25/36 (Ê)	1,146	1,122
Series 2006-AR4 Class 1A1 5.762% due 04/25/36 (Ê)	4,025	3,712
Series 2006-AR10 Class 4A1 2.692% due 07/25/36 (Ê)	2,639	2,325
Series 2006-AR12 Class 1A1 2.897% due 09/25/36 (Ê)	4,213	3,757
Series 2006-AR17 Class A1 2.631% due 10/25/36 (Ê)	7,385	6,581
Series 2007-2 Class 1A13 6.000% due 03/25/37	4,359	3,987
Series 2007-4 Class A15 6.000% due 04/25/37	1,768	1,696
Series 2007-4 Class A21 5.500% due 04/25/37	1,009	945
Series 2007-7 Class A38 6.000% due 06/25/37	666	639
Series 2007-8 Class 1A16 6.000% due 07/25/37	1,832	1,740
Series 2007-8 Class 2A2 6.000% due 07/25/37	3,503	3,365
Series 2007-10 Class 1A18 6.000% due 07/25/37	3,220	3,086
Series 2007-10 Class 1A5 6.000% due 07/25/37	4,272	4,094
Series 2007-11 Class A81 6.000% due 08/25/37	3,767	3,669
Series 2007-13 Class A7 6.000% due 09/25/37	737	707
Series 2007-AR5 Class A1 5.941% due 10/25/37 (Ê)	1,783	1,703
WFRBS Commercial Mortgage Trust Series 2011-C5 Class A4 3.667% due 11/15/44	5,140	5,218

	Principal Amount ($) or Shares	Fair Value $
WF-RBS Commercial Mortgage Trust Series 2011-C4 Class A4 4.902% due 06/15/44 (Þ)	905	989
Series 2012-C6 Class D 5.563% due 04/15/45 (Þ)	415	389
Series 2012-C8 Class A3 3.001% due 08/15/45	3,910	3,730
Series 2012-C9 Class A3 2.870% due 11/15/45	190	178
Series 2012-C10 Class A3 2.875% due 12/15/45	300	281
Series 2013-C12 Class A4 3.198% due 03/15/48	415	397
Series 2013-C14 Class A5 3.337% due 06/15/46	495	478

		2,792,742

Municipal Bonds - 1.8%
Brazos Higher Education Authority Revenue Bonds 0.584% due 12/26/24 (Ê)	1,506	1,452
Chicago Transit Authority Revenue Bonds 6.300% due 12/01/21	500	553
6.899% due 12/01/40	5,200	5,904
City of Chicago Illinois General Obligation Unlimited 5.000% due 12/01/24 (µ)	17,715	18,050
City of Houston Texas General Obligation Limited 6.290% due 03/01/32	4,250	4,855
County of Clark Nevada Airport System Revenue Bonds 6.820% due 07/01/45	1,200	1,528
County of Cook Illinois General Obligation Unlimited 5.000% due 11/15/26 (µ)	15,000	15,806
East Baton Rouge Sewerage Commission Revenue Bonds 6.087% due 02/01/45	1,800	1,953
Iowa Tobacco Settlement Authority Revenue Bonds 6.500% due 06/01/23	315	297
Los Angeles Unified School District General Obligation Unlimited 6.758% due 07/01/34	800	986
Metropolitan Government of Nashville & Davidson County Convention Center Authority Revenue Bonds 6.731% due 07/01/43	100	114
Metropolitan Transportation Authority Revenue Bonds 5.000% due 11/15/26	2,000	2,199
6.089% due 11/15/40	2,800	3,205
Municipal Electric Authority of Georgia Revenue Bonds 6.637% due 04/01/57	4,755	5,074
7.055% due 04/01/57	4,445	4,355

Russell Strategic Bond Fund	137

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

New York City Water & Sewer System Revenue Bonds 5.375% due 06/15/43	5,075	5,363
New York Liberty Development Corp. Revenue Bonds 5.000% due 12/15/41	200	204
New York State Dormitory Authority Revenue Bonds 5.000% due 12/15/25	1,700	1,921
5.000% due 03/15/29	1,700	1,816
North Texas Tollway Authority Revenue Bonds 6.718% due 01/01/49	1,100	1,353
Port Authority of New York & New Jersey Revenue Bonds 4.458% due 10/01/62	4,175	3,727
Public Power Generation Agency Revenue Bonds 7.242% due 01/01/41	100	110
San Diego County Regional Airport Authority Revenue Bonds 6.628% due 07/01/40	15,190	16,677
San Diego Redevelopment Agency Tax Allocation 7.625% due 09/01/30	500	529
San Diego Tobacco Settlement Revenue Funding Corp. Revenue Bonds 7.125% due 06/01/32	955	829
South Carolina Student Loan Corp. Revenue Bonds 0.395% due 12/01/20 (Ê)	4,500	4,433
State of California General Obligation Unlimited 5.700% due 11/01/21	920	1,042
6.650% due 03/01/22	4,415	5,238
7.500% due 04/01/34	800	1,042
7.950% due 03/01/36	3,200	3,685
7.550% due 04/01/39	2,448	3,281
7.625% due 03/01/40	2,300	3,096
State of Illinois General Obligation Unlimited 5.665% due 03/01/18	4,000	4,409
5.100% due 06/01/33	3,525	3,258
7.350% due 07/01/35	4,100	4,533
State of Louisiana Gasoline & Fuels Tax Revenue Bonds 3.000% due 05/01/43 (Ê)	4,200	4,209
State of Texas General Obligation Unlimited 5.517% due 04/01/39	2,000	2,291
Tobacco Settlement Finance Authority Revenue Bonds 7.467% due 06/01/47	2,225	1,863
Tobacco Settlement Financing Corp. Revenue Bonds 5.500% due 06/01/26	1,045	1,113

		142,353

	Principal Amount ($) or Shares		Fair Value $
Non-US Bonds - 6.0%
Australia Government Bond Series 120 6.000% due 02/15/17	AUD	29,120	29,091
Series 126 4.500% due 04/15/20	AUD	45,660	43,863
Series 133 5.500% due 04/21/23	AUD	15,710	16,142
Autonomous Community of Valencia Spain 4.750% due 03/20/14	EUR	3,800	5,073
Belgium Government Bond Series 60 4.250% due 03/28/41	EUR	3,570	5,439
Brazil Letras do Tesouro Nacional Series LTN Zero coupon due 01/01/17	BRL	1,000	308
Brazil Notas do Tesouro Nacional Series NTNF 10.000% due 01/01/17	BRL	17,926	7,779
Colombia Government International Bond 7.750% due 04/14/21	COP	21,360,000	13,147
9.850% due 06/28/27	COP	17,044,000	11,922
Eksportfinans ASA Series 2 0.720% due 07/28/16	JPY	300,000	2,598
France Government Bond OAT 1.000% due 05/25/18	EUR	2,660	3,535
Granite Master Issuer PLC Series 2007-1 Class 3A2 0.322% due 12/20/54 (Ê)	EUR	467	610
Housing Financing Fund Series 2 3.750% due 04/15/34	ISK	378,956	3,602
Series 3 3.750% due 06/15/44	ISK	776,743	7,465
Ireland Government Bond 5.000% due 10/18/20	EUR	5,580	8,038
5.400% due 03/13/25	EUR	18,310	26,780
Italy Buoni Poliennali Del Tesoro 4.000% due 09/01/20	EUR	7,470	10,109
Kingdom of Belgium 3.750% due 09/28/20 (AE)	EUR	8,010	11,995
Malaysia Government Bond Series 0110 3.835% due 08/12/15	MYR	7,419	2,308
Series 0113 3.172% due 07/15/16	MYR	6,440	1,967
Series 0409 3.741% due 02/27/15	MYR	3,978	1,236
Series 1/06 4.262% due 09/15/16	MYR	13,211	4,157
Series 2/05 4.720% due 09/30/15 (Þ)	MYR	5,176	1,641
Mexican Bonos Series M 20 7.500% due 06/03/27	MXN	197,060	16,953

138	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Fair Value $

Series M 30 10.000% due 11/20/36	MXN	146,900	15,239
Series M 8.000% due 06/11/20	MXN	193,240	17,170
6.500% due 06/10/21	MXN	88,000	7,168
New Zealand Government Bond Series 1217 6.000% due 12/15/17	NZD	12,330	10,815
Series 423 5.500% due 04/15/23	NZD	12,810	11,239
Series 521 6.000% due 05/15/21	NZD	47,560	42,904
Norway Government Bond Series 472 4.250% due 05/19/17	NOK	150,870	27,921
Peru Government Bond 7.840% due 08/12/20	PEN	31,350	13,009
Peruvian Government International Bond Series REGS 8.600% due 08/12/17	PEN	6,130	2,535
Poland Government Bond Series 0417 4.750% due 04/25/17	PLN	35,110	11,566
Series 1019 5.500% due 10/25/19	PLN	88,360	30,435
Province of British Columbia 4.300% due 06/18/42	CAD	200	206
Province of Ontario Canada 4.300% due 03/08/17	CAD	200	210
4.200% due 06/02/20	CAD	400	421
4.000% due 06/02/21	CAD	4,600	4,763
3.150% due 06/02/22	CAD	11,100	10,711
4.600% due 06/02/39	CAD	900	954
Province of Quebec Canada 4.500% due 12/01/20	CAD	600	642
4.250% due 12/01/21	CAD	3,700	3,881
3.500% due 12/01/22	CAD	4,200	4,132
Queensland Treasury Corp. Series 22 6.000% due 07/21/22	AUD	6,800	6,770
Silenus European Loan Conduit NO 25, Ltd. Series 2007-25X Class A 0.353% due 05/15/19 (Ê)	EUR	102	127
South Africa Government Bond Series R203 8.250% due 09/15/17	ZAR	166,660	17,713
Sweden Government Bond Series 1057 1.500% due 11/13/23	SEK	27,240	3,920
United Kingdom Gilt 1.750% due 09/07/22	GBP	1,440	2,082
3.250% due 01/22/44	GBP	675	967
Wood Street CLO 1 BV Series 2005-I Class A 0.544% due 11/22/21 (Ê)	EUR	1,374	1,783

			485,041

	Principal Amount ($) or Shares	Fair Value $
United States Government Agencies - 1.2%
Fannie Mae 5.000% due 02/13/17	1,400	1,596
5.000% due 05/11/17	100	114
5.375% due 06/12/17	2,900	3,357
Federal Home Loan Banks 2.500% due 05/26/15	7,830	7,649
0.375% due 06/24/16	6,850	6,783
Federal Home Loan Mortgage Corp. 0.500% due 09/14/15	7,725	7,714
1.000% due 03/08/17	5,100	5,097
1.000% due 06/29/17	3,800	3,781
1.000% due 09/29/17	1,300	1,284
0.875% due 03/07/18	300	292
1.250% due 08/01/19	1,100	1,047
1.250% due 10/02/19	29,800	28,308
2.375% due 01/13/22	5,000	4,855
Series 1 1.000% due 07/28/17	11,600	11,472
0.750% due 01/12/18	5,700	5,536
Federal National Mortgage Association 1.250% due 01/30/17	2,000	2,021
0.875% due 08/28/17	2,200	2,163
0.875% due 12/20/17	1,000	978
0.875% due 02/08/18	2,000	1,950
0.875% due 05/21/18	300	291
Freddie Mac 5.000% due 02/16/17	1,900	2,165

		98,453

United States Government Treasuries - 19.4%
United States Treasury Principal Only STRIP Zero coupon due 11/15/27	12,205	7,539
United States Treasury Inflation Indexed Bonds 0.500% due 04/15/15	575	591
0.125% due 04/15/16	26,028	26,834
0.125% due 04/15/17	55,943	57,814
0.125% due 04/15/18	21,871	22,577
2.125% due 01/15/19	1,302	1,481
1.875% due 07/15/19	1,636	1,858
1.375% due 01/15/20	1,400	1,538
1.250% due 07/15/20	1,709	1,872
1.125% due 01/15/21	426	460
0.625% due 07/15/21	1,033	1,078
0.125% due 01/15/22	515	509
0.125% due 07/15/22	6,179	6,098
2.375% due 01/15/25	9,392	11,250
2.000% due 01/15/26	1,995	2,308
2.375% due 01/15/27	51,515	62,056
1.750% due 01/15/28	9,562	10,716
3.625% due 04/15/28	864	1,198
2.500% due 01/15/29	2,495	3,072
3.875% due 04/15/29	1,700	2,444
2.125% due 02/15/41	13,195	15,867
0.625% due 02/15/43	405	336

Russell Strategic Bond Fund	139

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

United States Treasury Notes 0.250% due 09/30/14	35,000	35,034
0.375% due 11/15/14	18,930	18,977
2.125% due 11/30/14	25,000	25,642
0.250% due 02/15/15	29,500	29,509
0.250% due 05/15/15	276,095	275,955
0.250% due 04/15/16	18,200	18,071
0.625% due 05/31/17	24,840	24,512
0.500% due 07/31/17	29,700	29,069
0.625% due 09/30/17	29,000	28,422
0.750% due 10/31/17	136,470	134,242
0.750% due 12/31/17	115,015	112,778
0.875% due 01/31/18	6,700	6,593
3.500% due 02/15/18	20,795	22,881
0.750% due 02/28/18	29,600	28,934
0.750% due 03/31/18	26,700	26,047
0.625% due 04/30/18	22,200	21,492
1.375% due 06/30/18	115,365	115,392
1.375% due 07/31/18	400	400
1.500% due 08/31/18	5,585	5,607
1.000% due 06/30/19	30,300	29,104
1.000% due 08/31/19	6,400	6,121
1.000% due 09/30/19	8,900	8,497
1.250% due 10/31/19	1,000	968
1.000% due 11/30/19	20,200	19,203
1.125% due 12/31/19	4,100	3,919
1.375% due 01/31/20	20,700	20,061
1.250% due 02/29/20	7,000	6,714
1.125% due 03/31/20	2,100	1,994
1.125% due 04/30/20	8,200	7,769
1.375% due 05/31/20	3,900	3,750
2.000% due 02/15/22	1,900	1,845
1.750% due 05/15/22	1,800	1,703
1.625% due 08/15/22	42,200	39,286
1.625% due 11/15/22	5,900	5,461
2.000% due 02/15/23	25,450	24,261
1.750% due 05/15/23	22,270	20,655
6.250% due 08/15/23	4,915	6,526
3.125% due 11/15/41	11,345	10,359
3.125% due 02/15/42	14,575	13,291
3.000% due 05/15/42	52,590	46,682
2.750% due 08/15/42	59,750	50,171
2.750% due 11/15/42	1,985	1,664
3.125% due 02/15/43	19,083	17,330
2.875% due 05/15/43	9,275	7,982

		1,554,369

Total Long-Term Investments (cost $7,113,034)		7,119,180

Common Stocks - 0.1%
Financial Services - 0.0%
Escrow GM Corp.(Þ)	420,000	—

Utilities - 0.1%
Dynegy, Inc.(AE)	181,670	3,786

Total Common Stocks (cost $3,633)		3,786

	Principal Amount ($) or Shares	Fair Value $
Preferred Stocks - 0.1%
Financial Services - 0.1%
DG Funding Trust (Å)	479	3,389
XLIT, Ltd.	2,260	1,947

		5,336

Total Preferred Stocks (cost $6,963)		5,336

	Notional Amount $

Options Purchased - 0.0%
(Number of Contracts)
Swaptions
(Fund Receives/Fund Pays) USD 4.500%/USD Three Month LIBOR Mar 2018 0.00 Put (2)	21,630	2,042
USD 4.500%/USD Three Month LIBOR Apr 2018 0.00 Put (1)	13,190	1,250

Total Options Purchased (cost $2,384)		3,292

	Principal Amount ($) or Shares

Short-Term Investments - 18.0%
Ally Auto Receivables Trust Series 2013-SN1 Class A1 0.240% due 06/20/14	6,318	6,318
Ally Financial, Inc. 4.500% due 02/11/14	3,600	3,643
3.672% due 06/20/14 (Ê)	900	911
AmeriCredit Automobile Receivables Trust Series 2013-1 Class A1 0.240% due 02/10/14	379	379
Series 2013-3 Class A1 0.250% due 06/09/14	1,984	1,984
ARI Fleet Lease Trust Series 2013-A Class A1 0.260% due 04/15/14 (Þ)	2,055	2,055
Australia & New Zealand Banking Group, Ltd. 2.125% due 01/10/14 (Þ)	2,700	2,719
Banco do Brasil SA 1.000% due 03/27/14 (ž)	2,200	2,187
Banco Santander Brasil SA 3.100% due 10/01/13 (ž)	4,300	4,295
2.373% due 03/18/14 (Ê)(Þ)	1,400	1,401
BMW Vehicle Lease Trust Series 2013-1 Class A1 0.200% due 01/21/14	1,765	1,765
Cameron International Corp. 1.205% due 06/02/14 (Ê)	1,500	1,507
CarMax Auto Owner Trust Series 2013-2 Class A1 0.210% due 05/15/14	8,017	8,017

140	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Citigroup, Inc. 1.718% due 01/13/14 (Ê)	2,700	2,713
Credit Suisse NY 2.200% due 01/14/14	900	907
Credit Suisse USA, Inc. 5.500% due 08/15/13	380	381
Daimler Finance NA LLC 6.500% due 11/15/13	6,475	6,580
Daimler Finance North America LLC 1.000% due 10/03/13 (ž)	8,300	8,296
1.070% due 10/08/13 (ž)	20,300	20,288
Dexia Credit Local SA NY 0.744% due 04/29/14 (Ê)(Þ)	5,000	5,007
Electricite de France SA 5.500% due 01/26/14 (Å)	1,700	1,738
Enterprise Fleet Financing LLC Series 2013-1 Class A1 0.260% due 03/20/14 (Þ)	3,115	3,115
Federal Home Loan Bank Discount Notes Zero coupon due 09/20/13 (ç)(ž)	9,015	9,014
Federal National Mortgage Association Discount Notes Zero coupon due 12/04/13 (ž)	10,395	10,393
Zero coupon due 01/15/14 (ž)	8,955	8,952
First Investors Auto Owner Trust Series 2013-2A Class A1 0.340% due 06/16/14 (Þ)	2,992	2,991
Ford Credit Auto Owner Trust Series 2013-B Class A1 0.210% due 05/15/14 (Þ)	5,071	5,071
Ford Motor Credit Co. 0.750% due 09/03/13 (ç)(ž)	3,900	3,897
GE Equipment Transportation LLC Series 2013-1 Class A1 0.260% due 03/24/14	1,642	1,642
General Electric Capital Corp. 5.900% due 05/13/14	2,040	2,126
Series EMTN 0.404% due 03/20/14 (Ê)	2,000	1,999
Honda Auto Receivables Owner Trust Series 2013-1 Class A1 0.200% due 01/21/14	1,693	1,694
Series 2013-2 Class A1 0.240% due 05/16/14	8,238	8,238
HRPT Properties Trust 5.750% due 02/15/14	2,145	2,150
Hyundai Auto Lease Securitization Series 2013-A Class A1 0.230% due 03/17/14 (Þ)	1,292	1,292
Hyundai Auto Receivables Trust Series 2013-A Class A1 0.200% due 02/18/14	939	939
Itau Unibanco SA Zero coupon due 10/31/13 (ž)	1,400	1,395
JPMorgan Chase & Co. 0.471% due 09/26/13 (Ê)	300	399
Macquarie Bank Ltd 0.325% due 10/24/13 (ž)	14,445	14,437

	Principal Amount ($) or Shares		Fair Value $
Mercedes-Benz Auto Lease Trust Series 2013-A Class A1 0.270% due 05/15/14	8,523		8,523
Mexico Cetes Series BI Zero coupon due 08/08/13	18,000		141
Nordea Bank AB 2.125% due 01/14/14 (Þ)	400		403
Quebecor World Capital Corp. 6.125% due 11/15/13	1,955		—
Ralph Lauren Corp. 4.500% due 10/04/13	1,620		2,167
RBS Holdings USA, Inc. 0.366% due 01/22/14 (ž)	14,520		14,496
Russell U.S. Cash Management Fund	1,001,229,670	(¥)	1,001,230
Santander Drive Auto Receivables Trust Series 2013-2 Class A1 0.260% due 03/17/14	1,483		1,483
SMART Trust Series 2013-1US Class A1 0.230% due 01/14/14	2,466		2,466
Series 2013-2US Class A1 0.260% due 05/14/14	5,660		5,653
Springleaf Finance Corp. Series REGS 4.125% due 11/29/13	2,950		3,905
Sumitomo Mitsui Banking Corp. 1.950% due 01/14/14 (Å)	1,200		1,207
UBS AG Series FRN 1.264% due 01/28/14 (Ê)	582		585
United States Treasury Bills 0.021% due 08/01/13 (ç)(ž)	4,311		4,311
0.025% due 08/08/13 (ç)(ž)	155,000		154,999
0.036% due 08/08/13 (ç)(ž)	3,207		3,207
0.041% due 08/08/13 (ç)(ž)	800		800
0.010% due 08/15/13 (ç)(ž)	2,620		2,620
0.017% due 08/15/13 (ç)(ž)	191		191
0.027% due 08/15/13 (ç)(ž)	600		600
0.035% due 08/15/13 (ç)(ž)	270		270
0.036% due 08/15/13 (ç)(ž)	61		61
Zero coupon due 08/22/13	5		5
0.037% due 08/22/13 (ç)(ž)	130		130
0.037% due 08/22/13 (ç)(ž)	571		571
0.040% due 08/22/13 (ç)(ž)	120		120
0.044% due 08/22/13 (ç)(ž)	25		25
0.061% due 08/22/13 (ç)(ž)	30		30
0.073% due 08/22/13 (ç)(ž)	30		30
0.082% due 08/22/13 (ç)(ž)	85		85
Zero coupon due 08/29/13	13,400		13,400
0.038% due 10/10/13 (ž)	2,600		2,599
United States Treasury Inflation Indexed Bonds 2.000% due 01/15/14	6,038		6,117
1.250% due 04/15/14	12,993		13,175
2.000% due 07/15/14	15,292		15,787

Russell Strategic Bond Fund	141

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Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Volkswagen Auto Loan Enhanced Trust Series 2013-1 Class A1 0.200% due 03/20/14	5,692	5,690
Volvo Financial Equipment LLC Series 2013-1A Class A1 0.260% due 04/15/14 (Þ)	5,186	5,186
Xstrata PLC 0.740% due 10/10/13 (ž)	8,200	8,195

Total Short-Term Investments (cost $1,444,695)		1,443,298

Repurchase Agreements - 3.7%
Agreement with Bank of America Securities, LLC. and State Street Bank (Tri-Party) of $12,500 dated July 31, 2013 at 0.090% to be repurchased at $12,500 on August 1, 2013 collateralized by: $12,771 par various United States Treasury Obligations, valued at $12,755.	12,500	12,500
Agreement with Barclays Capital, Inc. and State Street Bank (Tri-Party) of $11,100 dated July 26, 2013 at 0.030% to be repurchased at $11,100 on August 5, 2013 collateralized by: $11,490 par various United States Treasury Obligations, valued at $11,518.	11,100	11,100
Agreement with Barclays Capital, Inc. and State Street Bank (Tri-Party) of $16,400 dated July 31, 2013 at 0.090% to be repurchased at $16,400 on August 1, 2013 collateralized by: $14,086 par various United States Treasury Obligations, valued at $16,943. (Å)	16,400	16,400
Agreement with Barclays Capital, Inc. and State Street Bank (Tri-Party) of $42,600 dated July 30, 2013 at 0.040% to be repurchased at $42,600 on August 12, 2013 collateralized by: $42,827 par various United States Treasury Obligations, valued at $43,403.	42,600	42,600
Agreement with Barclays Capital, Inc. and State Street Bank (Tri-Party) of $50,600 dated July 29, 2013 at 0.040% to be repurchased at $50,600 on August 12, 2013 collateralized by: $49,226 par various United States Treasury Obligations, valued at $51,118.	50,600	50,600
Agreement with Barclays Capital, Inc. and State Street Bank (Tri-Party) of $60,200 dated July 25, 2013 at 0.030% to be repurchased at $60,200 on August 5, 2013 collateralized by: $58,576 par various United States Treasury Obligations, valued at $61,267.	60,200	60,200

	Principal Amount ($) or Shares	Fair Value $
Agreement with J.P. Morgan Chase Bank and State Street Bank (Tri-Party) of $26,700 dated July 31, 2013 at 0.100% to be repurchased at $26,700 on August 1, 2013 collateralized by: $27,248 par various United States Treasury Obligations, valued at $27,171.	26,700	26,700
Agreement with J.P. Morgan Securities, Inc. and State Street Bank (Tri-Party) of $20,800 dated July 31, 2013 at 0.100% to be repurchased at $20,800 on August 1, 2013 collateralized by: $22,223 par various United States Treasury Obligations, valued at $21,383.	20,800	20,800
Agreement with Morgan Stanley Co. Incorporated and State Street Bank (Tri-Party) of $15,900 dated July 23, 2013 at 0.050% to be repurchased at $15,900 on August 7, 2013 collateralized by: $16,498 par various United States Treasury Obligations, valued at $16,173.	15,900	15,900
Agreement with Morgan Stanley Co. Incorporated and State Street Bank (Tri-Party) of $41,900 dated July 24, 2013 at 0.040% to be repurchased at $41,900 on August 1, 2013 collateralized by: $42,760 par various United States Treasury Obligations, valued at $42,760.	41,900	41,900

Total Repurchase Agreements (cost $298,700)		298,700

Total Investments - 110.8% (identified cost $8,869,409)		8,873,592

Other Assets and Liabilities, Net - (10.8%)		(861,566)

Net Assets - 100.0%		8,012,026

See accompanying notes which are an integral part of this quarterly report.

142	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share and cost per unit amounts)

Restricted	Securities

% of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Fair Value (000) $

1.2%
ARL First LLC	12/06/12	2,518,000	99.92	2,516	2,472
Agreement with Barclays Capital, Inc. and State Street Bank (Tri-Party) of $16,400 dated July 31, 2013 at 0.090% to be repurchased at $16,400 on August 1, 2013 collateralized by: $14,086 par various United States Treasury Obligations, valued at $16,943.	07/31/13	16,400,000	100.00	16,400	16,400
Chatham Light CLO, Ltd.	11/25/09	2,058,642	93.64	1,928	2,033
DG Funding Trust	11/04/03	479	10,585.30	5,070	3,389
Dryden XXV Senior Loan Fund	11/14/12	4,000,000	100.00	4,000	4,004
Electricite de France SA	01/21/09	1,700,000	99.96	1,699	1,738
Fannie Mae	10/27/00	27,449	25.58	7	7
Fannie Mae	02/12/01	27,567	22.36	6	6
Fannie Mae	08/14/02	13,340	14.49	2	2
Fannie Mae	04/27/10	41,553	16.22	7	7
Fannie Mae REMICS	04/02/03	626,462	15.21	95	95
Fannie Mae REMICS	05/28/03	120,474	17.75	21	21
Fannie Mae REMICS	01/07/04	110,027	17.16	19	19
Fannie Mae REMICS	04/25/05	136,778	17.50	24	24
Fannie Mae REMICS	04/25/05	90,324	18.27	16	16
Fannie Mae REMICS	04/25/05	134,436	18.33	25	25
Freddie Mac REMICS	06/11/03	19,214	17.80	3	4
Freddie Mac REMICS	03/05/04	159,134	21.39	34	34
Freddie Mac Strips	12/12/00	24,429	23.00	6	6
Freddie Mac Strips	05/29/03	76,128	17.98	14	14
Freddie Mac Strips	08/19/03	78,615	21.01	16	17
Freddie Mac Strips	02/13/04	70,561	21.96	15	15
Government National Mortgage Association	05/14/12	52,061,715	6.76	3,517	3,516
Government National Mortgage Association	07/31/12	38,712,687	7.34	2,840	2,839
Government National Mortgage Association	08/22/12	11,621,996	8.85	1,028	1,028
Government National Mortgage Association	09/20/12	43,357,093	7.45	3,229	3,228
Greywolf CLO I, Ltd.	02/24/11	4,418,242	93.81	4,145	4,266
GS Mortgage Securities Corp. II	02/05/13	4,110,000	100.00	4,110	4,082
JP Morgan Chase Commercial Mortgage Securities Trust	07/10/13	1,258,230	103.16	1,298	1,297
Neptune Finance CCS, Ltd.	10/12/12	4,090,887	98.30	4,021	4,077
NorthStar Mortgage Trust	10/26/12	2,012,891	99.91	2,011	2,010
OMX Timber Finance Investments I LLC	03/16/10	7,200,000	98.84	7,116	7,956
Petroleos Mexicanos	07/11/13	1,335,000	100.00	1,335	1,368
Petroleos Mexicanos	07/11/13	2,890,000	99.48	2,875	2,919
RESI Finance, LP	02/26/08	878,084	83.56	734	743
RESI Finance, LP	02/26/08	755,153	84.52	638	647
Resix Finance, Ltd. Credit-Linked Notes	01/15/08	878,084	73.45	645	324
Ruwais Power Co PJSC	07/25/13	3,345,000	100.00	3,345	3,423
SMART Trust	07/17/13	7,219,644	100.32	7,243	7,244
Sumitomo Mitsui Banking Corp.	01/06/11	1,200,000	99.98	1,200	1,207
Trinity Rail Leasing, LP	12/12/12	5,890,000	100.94	5,945	5,509
Trip Rail Master Funding LLC	08/30/12	5,733,000	114.53	6,566	6,365

					94,396

For a description of restricted securities see note 7 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund	143

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Australia Government 10 Year Treasury Bond Futures (SFE) (Australia)	242	AUD	28,750	09/13	(577)
Canada Government 10 Year Bond Futures (Canada)	24	CAD	3,157	09/13	(71)
Euro-Bobl Futures (Germany)	445	EUR	55,990	09/13	(270)
Euro-Buxl Futures (Germany)	14	EUR	1,806	09/13	(25)
Eurodollar Futures (CME)	1,988	USD	492,577	06/15	690
Eurodollar Futures (CME)	84	USD	20,768	09/15	(20)
Eurodollar Futures (CME)	577	USD	142,295	12/15	(709)
Eurodollar Futures (CME)	154	USD	37,870	03/16	(241)
Euro-OAT Futures (Germany)	8	EUR	1,071	09/13	(5)
United States Treasury 2 Year Note Futures	283	USD	62,348	09/13	47
United States Treasury 5 Year Note Futures	936	USD	113,600	09/13	(797)
United States Treasury 10 Year Note Futures	2,681	USD	338,979	09/13	(6,380)
United States Treasury Long-Term Bond Futures	778	USD	104,301	09/13	(4,644)
United States Treasury Ultra Long-Term Bond Futures	132	USD	19,041	09/13	(916)

Short Positions
Canada Government 10 Year Bond Futures (Canada)	219	CAD	28,810	09/13	986
Euro-Bobl Futures (Germany)	266	EUR	33,468	09/13	152
Euro-BTP Italian Goverment Bond Futures (Italy)	38	EUR	4,228	09/13	18
Euro-Bund Futures (Germany)	613	EUR	87,273	09/13	821
Euro-OAT Futures (Germany)	171	EUR	22,895	09/13	314
Japan Government 10 Year Bond Futures (TSE) (Japan)	70	JPY	10,053,400	09/13	(584)
Mini Japan Government 10 Year Bond Futures (SGX) (Japan)	54	JPY	775,440	09/13	(37)
United Kingdom Long Gilt Bond Futures (United Kingdom)	555	GBP	62,537	09/13	2,465
United States Treasury 2 Year Note Futures	363	USD	79,973	09/13	(66)
United States Treasury 5 Year Note Futures	725	USD	87,991	09/13	814
United States Treasury 10 Year Note Futures	701	USD	88,633	09/13	2,157
United States Treasury Long-Term Bond Futures	91	USD	12,200	09/13	78

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(6,800)

See accompanying notes which are an integral part of this quarterly report.

144	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except contract amounts)

Options Written	Call/Put	Number of Contracts	Strike Price	Notional Amount		Expiration Date	Fair Value $

Inflationary Floor Options	Call	1	0.00	USD	8,490	11/23/20	(13)
Inflationary Floor Options	Put	1	0.00	USD	1,300	03/10/20	(2)
Inflationary Floor Options	Put	1	0.00	USD	3,600	03/12/20	(6)
Inflationary Floor Options	Put	1	0.00	USD	8,800	04/07/20	(13)
Inflationary Floor Options	Put	1	0.00	USD	3,300	09/29/20	(2)

Swaptions
(Fund Receives/Fund Pays)
USD Three Month LIBOR/USD 0.400%	Call	3	0.00		10,700	03/12/14	(14)
USD Three Month LIBOR/USD 0.750%	Call	3	0.00		33,100	09/03/13	—
USD Three Month LIBOR/USD 0.800%	Call	1	0.00		7,200	09/03/13	—
USD Three Month LIBOR/USD 0.900%	Call	1	0.00		7,200	09/03/13	—
USD Three Month LIBOR/USD 1.000%	Call	1	0.00		10,200	09/03/13	—
USD Three Month LIBOR/USD 1.100%	Call	1	0.00		12,700	09/03/13	—
USD 0.400%/USD Three Month LIBOR	Put	3	0.00		10,700	03/12/14	(20)
USD 1.000%/USD Three Month LIBOR	Put	1	0.00		7,200	09/03/13	(220)
USD 1.100%/USD Three Month LIBOR	Put	2	0.00		14,300	09/03/13	(367)
USD 1.250%/USD Three Month LIBOR	Put	2	0.00		26,000	09/03/13	(480)
USD 1.400%/USD Three Month LIBOR	Put	2	0.00		45,200	09/03/13	(541)
USD 1.450%/USD Three Month LIBOR	Put	1	0.00		26,900	09/03/13	(271)
USD 1.500%/USD Three Month LIBOR	Put	1	0.00		30,400	10/28/13	(428)
USD 1.650%/USD Three Month LIBOR	Put	1	0.00		12,700	09/03/13	(59)
USD 1.750%/USD Three Month LIBOR	Put	1	0.00		17,400	11/27/13	(181)
USD 2.900%/USD Three Month LIBOR	Put	3	0.00		20,600	09/30/13	(256)
USD 3.500%/USD Three Month LIBOR	Put	1	0.00		16,685	10/10/13	(41)

United States Treasury 10 Year Note Futures	Call	120	133.00	USD	120	08/23/13	(2)
United States Treasury 10 Year Note Futures	Put	120	129.00	USD	120	08/23/13	(315)

Total Liability for Options Written (premiums received $1,604)							(3,231)

Transactions in options written contracts for the period ended July 31, 2013 were as follows:

	Number of Contracts	Premiums Received

Outstanding October 31, 2012	929	$2,820
Opened	573	2,472
Closed	(131)	(1,937)
Expired	(1,098)	(1,751)

Outstanding July 31, 2013	273	$1,604

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund	145

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Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Bank of America	USD	303	BRL	693	08/02/13	1
Bank of America	AUD	6,486	USD	5,982	08/28/13	162
Bank of America	BRL	693	USD	316	08/02/13	13
Bank of America	BRL	1,323	USD	576	09/04/13	—
Bank of America	EUR	18,078	USD	23,986	08/28/13	(66)
Bank of America	GBP	10,679	EUR	12,263	08/28/13	72
Bank of America	JPY	1,279,663	CAD	13,260	08/28/13	(170)
Bank of America	JPY	130,478	USD	1,320	10/17/13	(13)
Bank of America	MXN	192	USD	15	09/18/13	—
Bank of America	MXN	952	USD	76	09/18/13	2
Bank of America	MXN	2,984	USD	231	09/18/13	(2)
Bank of America	MXN	5,692	USD	438	09/18/13	(6)
Bank of America	MXN	6,176	USD	488	09/18/13	7
Barclays	USD	25,176	AUD	27,896	08/28/13	(146)
Barclays	USD	378	BRL	851	08/02/13	(5)
Barclays	USD	12,752	NOK	77,839	08/28/13	444
Barclays	BRL	187	USD	83	08/02/13	1
Barclays	BRL	663	USD	290	08/02/13	(1)
Barclays	BRL	109	USD	48	09/04/13	—
Barclays	BRL	851	USD	376	09/04/13	5
Barclays	CAD	1,829	USD	1,775	08/30/13	(5)
Barclays	CHF	29,239	USD	30,705	08/28/13	(895)
Barclays	EUR	17,760	USD	23,111	08/28/13	(517)
Barclays	JPY	1,555,300	USD	15,499	08/28/13	(388)
Barclays	MXN	13	USD	1	09/18/13	—
Barclays	MXN	1,134	USD	88	09/18/13	—
Barclays	MXN	1,798	USD	142	09/18/13	2
Barclays	MXN	3,320	USD	264	09/18/13	5
Barclays	MXN	4,875	USD	379	09/18/13	(1)
Barclays	TRY	2,284	USD	1,186	08/29/13	12
BNP Paribas	USD	18	BRL	41	08/02/13	—
BNP Paribas	BRL	41	USD	18	08/02/13	—
BNP Paribas	CLP	219,900	USD	436	08/30/13	9
BNP Paribas	GBP	3,207	USD	4,982	09/12/13	105
BNP Paribas	MXN	1,323	USD	102	09/18/13	(1)
BNP Paribas	MXN	1,995	USD	155	09/18/13	—
BNP Paribas	MXN	2,932	USD	224	09/18/13	(4)
BNP Paribas	MXN	3,516	USD	269	09/18/13	(5)
Citigroup	USD	25,433	AUD	27,757	08/28/13	(528)
Citigroup	USD	371	BRL	851	08/02/13	1
Citigroup	USD	1,688	GBP	1,076	09/12/13	(51)
Citigroup	AUD	10,621	USD	9,860	08/28/13	331
Citigroup	BRL	851	USD	381	08/02/13	8
Citigroup	EUR	6,884	USD	9,002	08/02/13	(156)
Citigroup	EUR	1,935	USD	2,570	08/30/13	(4)
Citigroup	EUR	9,896	USD	13,063	08/30/13	(104)
Citigroup	MXN	3,904	USD	305	09/18/13	1
Citigroup	SGD	2,845	USD	2,243	08/30/13	4
Credit Suisse	USD	293	BRL	655	08/02/13	(5)
Credit Suisse	USD	6,166	BRL	14,122	08/02/13	24
Credit Suisse	USD	6,364	BRL	14,777	11/04/13	(15)
Credit Suisse	BRL	14,777	USD	6,484	08/02/13	7
Credit Suisse	BRL	655	USD	291	09/04/13	5

See accompanying notes which are an integral part of this quarterly report.

146	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Credit Suisse	CHF	2,965	USD	3,172	08/30/13	(33)
Credit Suisse	MXN	3,739	USD	298	09/18/13	7
Deutsche Bank	USD	31,047	AUD	34,318	08/28/13	(255)
Deutsche Bank	USD	1,447	CAD	1,506	09/23/13	17
Deutsche Bank	USD	836	HUF	188,850	08/30/13	1
Deutsche Bank	USD	9,154	NOK	55,753	08/28/13	298
Deutsche Bank	AUD	2,057	USD	1,868	08/28/13	23
Deutsche Bank	AUD	18,491	USD	17,054	08/28/13	463
Deutsche Bank	BRL	101	USD	44	09/04/13	—
Deutsche Bank	CAD	28,662	USD	28,131	09/23/13	261
Deutsche Bank	EUR	16,860	USD	21,991	08/28/13	(441)
Deutsche Bank	EUR	645	USD	856	08/30/13	(2)
Deutsche Bank	JPY	1,972,913	USD	19,704	08/28/13	(449)
Deutsche Bank	MXN	1,780	USD	143	08/08/13	4
Deutsche Bank	NOK	64,780	CHF	10,196	08/28/13	36
Deutsche Bank	SGD	1,050	USD	830	08/30/13	4
Goldman Sachs	USD	359	BRL	822	08/02/13	1
Goldman Sachs	USD	11,912	EUR	9,034	08/02/13	106
Goldman Sachs	USD	422	EUR	320	08/30/13	3
Goldman Sachs	USD	431	EUR	325	08/30/13	1
Goldman Sachs	BRL	822	USD	367	08/02/13	7
Goldman Sachs	BRL	499	USD	218	09/04/13	1
Goldman Sachs	BRL	739	USD	327	09/04/13	5
Goldman Sachs	EUR	9,034	USD	11,914	09/03/13	(106)
Goldman Sachs	MXN	861	USD	68	09/18/13	1
Goldman Sachs	MXN	1,783	USD	142	09/18/13	3
Goldman Sachs	MXN	5,892	USD	456	09/18/13	(3)
HSBC	USD	30	BRL	68	08/02/13	—
HSBC	BRL	68	USD	30	08/02/13	—
HSBC	MXN	611	USD	47	09/18/13	(1)
HSBC	MXN	943	USD	75	09/18/13	2
HSBC	MXN	996	USD	79	09/18/13	1
HSBC	MXN	1,358	USD	101	09/18/13	(5)
HSBC	MXN	2,033	USD	159	09/18/13	1
HSBC	MXN	2,793	USD	213	09/18/13	(5)
HSBC	MXN	3,123	USD	234	09/18/13	(9)
HSBC	MXN	3,850	USD	306	09/18/13	6
JPMorgan Chase	USD	11,703	CHF	10,934	10/30/13	121
JPMorgan Chase	USD	60,605	GBP	39,457	10/30/13	(615)
JPMorgan Chase	USD	33,553	KRW	37,620,116	10/30/13	(218)
JPMorgan Chase	USD	9,932	MXN	124,595	08/27/13	(201)
JPMorgan Chase	USD	43,119	MYR	137,269	10/30/13	(1,010)
JPMorgan Chase	USD	1,663	NOK	9,810	08/30/13	—
JPMorgan Chase	USD	36,136	NOK	214,174	10/30/13	88
JPMorgan Chase	USD	61,033	SEK	396,947	10/30/13	(253)
JPMorgan Chase	USD	1,243	SGD	1,580	08/30/13	—
JPMorgan Chase	USD	18,597	TWD	554,328	10/30/13	(90)
JPMorgan Chase	USD	6	ZAR	60	08/30/13	—
JPMorgan Chase	USD	6,310	ZAR	62,070	10/30/13	(98)
JPMorgan Chase	AUD	8,050	USD	7,437	08/27/13	213
JPMorgan Chase	AUD	202,015	USD	184,036	10/30/13	3,527
JPMorgan Chase	BRL	48,996	USD	21,554	10/30/13	478
JPMorgan Chase	CAD	11,250	USD	10,881	08/27/13	(66)

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund	147

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

JPMorgan Chase	CAD	11,468	USD	11,122	10/30/13	(19)
JPMorgan Chase	CLP	18,057,257	USD	35,165	10/30/13	458
JPMorgan Chase	COP	52,864,997	USD	27,765	10/30/13	127
JPMorgan Chase	CZK	456,039	USD	23,305	10/30/13	(85)
JPMorgan Chase	EUR	1,687	USD	2,227	08/27/13	(17)
JPMorgan Chase	EUR	75,075	USD	99,410	10/30/13	(498)
JPMorgan Chase	GBP	40	USD	61	08/27/13	1
JPMorgan Chase	HUF	692,698	USD	3,099	08/30/13	28
JPMorgan Chase	IDR	184,788,406	USD	17,658	08/19/13	(273)
JPMorgan Chase	IDR	387,080,000	USD	36,431	10/30/13	(734)
JPMorgan Chase	JPY	1,387,877	USD	13,959	08/27/13	(218)
JPMorgan Chase	JPY	250,200	USD	2,545	08/30/13	(10)
JPMorgan Chase	KRW	1,585,014	USD	1,419	08/30/13	10
JPMorgan Chase	MXN	365	USD	28	09/18/13	(1)
JPMorgan Chase	MXN	858	USD	67	09/18/13	—
JPMorgan Chase	MXN	1,499	USD	113	09/18/13	(4)
JPMorgan Chase	MXN	1,721	USD	134	09/18/13	—
JPMorgan Chase	MXN	1,745	USD	139	09/18/13	3
JPMorgan Chase	MXN	2,374	USD	179	09/18/13	(6)
JPMorgan Chase	MXN	3,104	USD	237	09/18/13	(5)
JPMorgan Chase	MXN	3,191	USD	251	09/18/13	2
JPMorgan Chase	MXN	3,679	USD	290	09/18/13	3
JPMorgan Chase	MXN	51,977	USD	4,089	10/30/13	53
JPMorgan Chase	NOK	121,914	CHF	19,127	08/28/13	3
JPMorgan Chase	NZD	174,350	USD	138,522	10/30/13	130
JPMorgan Chase	PEN	86,115	USD	30,679	10/30/13	119
JPMorgan Chase	PLN	30,779	USD	9,593	10/30/13	15
JPMorgan Chase	RUB	525,820	USD	15,978	10/30/13	251
JPMorgan Chase	SEK	10,750	USD	1,662	08/30/13	14
JPMorgan Chase	SGD	59,397	USD	46,906	10/30/13	165
JPMorgan Chase	TRY	31,318	USD	16,079	10/30/13	176
Morgan Stanley	USD	4,108	GBP	2,676	08/30/13	(38)
Morgan Stanley	USD	15,216	MXN	189,389	09/18/13	(454)
Morgan Stanley	USD	2,889	NOK	17,038	08/30/13	—
Morgan Stanley	EUR	2,150	USD	2,761	08/02/13	(99)
Morgan Stanley	GBP	2,051	USD	3,148	08/30/13	29
Morgan Stanley	MXN	126	USD	10	09/18/13	—
Morgan Stanley	MXN	559	USD	42	09/18/13	(2)
Morgan Stanley	MXN	660	USD	49	09/18/13	(3)
Morgan Stanley	MXN	1,223	USD	94	09/18/13	(1)
Morgan Stanley	MXN	1,418	USD	108	09/18/13	(3)
Morgan Stanley	MXN	1,796	USD	143	09/18/13	3
Morgan Stanley	MXN	2,251	USD	168	09/18/13	(7)
Morgan Stanley	MXN	2,412	USD	182	09/18/13	(6)
Morgan Stanley	MXN	2,628	USD	201	09/18/13	(4)
Morgan Stanley	MXN	3,119	USD	241	09/18/13	(2)
Morgan Stanley	MXN	3,135	USD	245	09/18/13	1
Morgan Stanley	MXN	6,862	USD	531	09/18/13	(4)
National Australia Bank	USD	7,295	JPY	731,419	08/30/13	177
Royal Bank of Canada	USD	497	MXN	6,225	08/30/13	(11)
Royal Bank of Canada	AUD	4,552	USD	4,223	08/28/13	138
Royal Bank of Canada	JPY	1,100,102	CAD	11,397	08/28/13	(148)
Royal Bank of Scotland	USD	25,177	AUD	27,896	08/28/13	(147)

See accompanying notes which are an integral part of this quarterly report.

148	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Royal Bank of Scotland	USD	25,523	NOK	155,678	08/28/13	870
Royal Bank of Scotland	CHF	26,740	USD	28,077	08/28/13	(822)
Royal Bank of Scotland	EUR	17,760	USD	23,104	08/28/13	(525)
Royal Bank of Scotland	NOK	24,580	CHF	3,856	08/28/13	—
Royal Bank of Scotland	NOK	78,780	CHF	12,397	08/28/13	42
Standard Chartered	INR	19,517	USD	328	08/30/13	9
UBS	USD	382	BRL	865	08/02/13	(3)
UBS	USD	543	BRL	1,237	08/02/13	(1)
UBS	USD	728	BRL	1,637	08/02/13	(11)
UBS	USD	7,614	BRL	15,470	08/02/13	(833)
UBS	BRL	627	USD	280	08/02/13	5
UBS	BRL	655	USD	290	08/02/13	3
UBS	BRL	865	USD	387	08/02/13	8
UBS	BRL	1,128	USD	497	08/02/13	3
UBS	BRL	15,934	USD	6,957	08/02/13	(27)
UBS	BRL	865	USD	379	09/04/13	3
UBS	BRL	1,237	USD	540	09/04/13	1
UBS	BRL	1,637	USD	724	09/04/13	11
UBS	EUR	1,290	USD	1,710	08/30/13	(6)
UBS	GBP	12,960	EUR	14,877	08/28/13	81
UBS	MXN	169	USD	13	09/18/13	—
UBS	SEK	47,449	USD	7,343	08/30/13	68
Westpac	USD	4,146	AUD	4,525	08/30/13	(87)
Westpac	NZD	6,299	USD	4,995	08/30/13	(26)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(2,178)

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund	149

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands

Index Swap Contracts
Fund Receives Underlying Security	Counterparty	Notional Amount		Terms	Termination Date	Fair Value $

Barclays Capital U.S. Aggregate Bond Index	Barclays Bank PLC	USD	68	One Month LIBOR plus 0.165%	09/01/13	167
Barclays Capital U.S. Aggregate Bond Index	Barclays Bank PLC	USD	63	One Month LIBOR plus 0.140%	09/01/13	153
Barclays Capital U.S. Aggregate Bond Index	Barclays Bank PLC	USD	33	One Month LIBOR plus 0.200%	09/01/13	81
Barclays Capital U.S. Aggregate Bond Index	Barclays Bank PLC	USD	41	One Month LIBOR plus 0.149%	09/30/13	100
Barclays Capital U.S. Aggregate Bond Index	Barclays Bank PLC	USD	15	One Month LIBOR plus 0.100%	10/31/13	36
Barclays Capital U.S. Aggregate Bond Index	Barclays Bank PLC	USD	163	One Month LIBOR plus 0.080%	11/01/13	399
Barclays Capital U.S. Aggregate Bond Index	Barclays Bank PLC	USD	126	One Month LIBOR plus 0.080%	11/30/13	309
Barclays Capital U.S. Aggregate Bond Index	Barclays Bank PLC	USD	8	One Month LIBOR plus 0.120%	03/01/14	19
Barclays Capital U.S. Aggregate Bond Index	Barclays Bank PLC	USD	11	One Month LIBOR plus 0.120%	03/01/14	28
Barclays Capital U.S. Aggregate Bond Index	Barclays Bank PLC	USD	19	One Month LIBOR plus 0.143%	03/01/14	47
Barclays Capital U.S. Aggregate Bond Index	Barclays Bank PLC	USD	53	One Month LIBOR plus 0.120%	03/01/14	131

Total Fair Value of Open Index Swap Contracts Premiums Paid (Received) - $— (å)						1,470

Interest Rate Swap Contracts
Counterparty	Notional Amount		Fund Receives	Fund Pays	Termination Date	Fair Value $

Bank of America	BRL	700	8.860%	Brazil Interbank Deposit Rate	01/02/17	(9)
Bank of America	JPY	244,000	Six Month LIBOR	2.653%	03/08/43	9
Bank of America	JPY	41,200	Six Month LIBOR	2.550%	04/30/43	6
Barclays	MXN	54,800	5.600%	Mexico Interbank 28 Day Deposit Rate	09/06/16	63
Barclays	MXN	25,000	5.500%	Mexico Interbank 28 Day Deposit Rate	09/13/17	6
Barclays	MXN	11,000	5.750%	Mexico Interbank 28 Day Deposit Rate	09/02/22	(50)
Barclays	GBP	1,550	Six Month LIBOR	1.877%	11/08/22	99
Barclays	USD	17,000	3.145%	Three Month LIBOR	03/15/26	(1,035)
Barclays	USD	3,845	Three Month LIBOR	2.481%	11/15/27	423
Barclays	USD	3,860	Three Month LIBOR	2.417%	11/15/27	457
Barclays	JPY	65,400	Six Month LIBOR	2.548%	04/30/43	9
Barclays	USD	7,600	Three Month LIBOR	3.490%	03/15/46	784
Citigroup	USD	28,300	1.000%	Federal Fund Effective Rate - 1 Year	10/15/17	(405)
Citigroup	USD	39,400	2.650%	Three Month LIBOR	07/31/23	(466)
Citigroup	USD	7,680	Three Month LIBOR	2.714%	08/15/42	1,287
Credit Suisse	JPY	216,000	Six Month LIBOR	0.820%	02/18/23	27
Deutsche Bank	KRW	3,240,000	Three Month Korea Interbank Rate	2.960%	09/23/16	2
Deutsche Bank	JPY	216,000	Six Month LIBOR	0.816%	02/18/23	27
Goldman Sachs	BRL	800	9.095%	Brazil Interbank Deposit Rate	01/02/17	(11)
Goldman Sachs	USD	17,900	2.804%	Three Month LIBOR	04/09/26	(1,626)
Goldman Sachs	JPY	58,400	Six Month LIBOR	2.540%	04/30/43	9
Goldman Sachs	USD	8,060	Three Month LIBOR	3.125%	04/09/46	1,342
HSBC	MXN	4,000	5.500%	Mexico Interbank 28 Day Deposit Rate	09/13/17	1
HSBC	MXN	5,300	5.500%	Mexico Interbank 28 Day Deposit Rate	09/02/22	(32)
JPMorgan	HKD	234,000	Six Month LIBOR	1.085%	10/25/19	1,706
JPMorgan	SGD	37,000	Six Month Singapore Offered Rate	1.315%	10/30/19	1,407
Morgan Stanley	MXN	5,700	5.600%	Mexico Interbank 28 Day Deposit Rate	09/06/16	6
Morgan Stanley	MXN	163,000	5.500%	Mexico Interbank 28 Day Deposit Rate	09/13/17	38
Morgan Stanley	MXN	5,100	6.350%	Mexico Interbank 28 Day Deposit Rate	06/02/21	(1)
Morgan Stanley	MXN	7,600	5.500%	Mexico Interbank 28 Day Deposit Rate	09/02/22	(45)
Morgan Stanley	USD	40,000	Three Month LIBOR	2.750%	06/19/43	6,821
UBS	USD	129,000	1.500%	Three Month LIBOR	03/18/16	573
UBS	MXN	6,000	5.750%	Mexico Interbank 28 Day Deposit Rate	09/02/22	(27)

Total Fair Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - $3,073 (å)						11,395

See accompanying notes which are an integral part of this quarterly report.

150	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands

Credit Default Swap Contracts
Corporate Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Fair Value $

Berkshire Hathaway, Inc.	Barclays	0.185%	USD	600	1.000%	12/20/13	2
Citigroup	Deutsche Bank	0.370%	USD	700	1.000%	09/20/14	5
GE Capital Corp.	Citigroup	0.252%	USD	600	4.800%	12/20/13	11

Total Fair Value on Open Corporate Issues Premiums Paid (Received) - ($5)							18

Credit Indices
Reference Entity	Counterparty	Notional Amount		Fund (Pays)/ Receives Fixed Rate		Termination Date	Fair Value $

CDX Emerging Markets Index	Barclays	USD	5,400	5.000%		06/20/15	185
CDX Emerging Markets Index	Credit Suisse	USD	500	5.000%		06/20/15	17
CDX Emerging Markets Index	Deutsche Bank	USD	1,300	5.000%		06/20/15	44
CDX Emerging Markets Index	Goldman Sachs	USD	200	5.000%		06/20/15	7
CDX Emerging Markets Index	HSBC	USD	3,600	5.000%		06/20/15	123
CDX Emerging Markets Index	Morgan Stanley	USD	6,200	5.000%		06/20/15	212
CDX Investment Grade Index	JPMorgan Chase	USD	1,447	0.553%		12/20/17	25
CDX Investment Grade Index	Pershing	USD	578	0.548%		12/20/17	10
CMBX NA Index	Bank of America	USD	305	0.500%		05/11/63	(13)
CMBX NA Index	Bank of America	USD	460	0.500%		05/11/63	(19)
CMBX NA Index	Bank of America	USD	265	(0.500%	)	02/17/51	27
CMBX NA Index	Credit Suisse	USD	140	(0.500%	)	02/17/51	14
CMBX NA Index	Credit Suisse	USD	465	(0.500%	)	02/17/51	48
CMBX NA Index	Credit Suisse	USD	425	0.500%		05/11/63	(18)
CMBX NA Index	Credit Suisse	USD	875	0.500%		05/11/63	(37)
CMBX NA Index	Credit Suisse	USD	820	3.000%		05/11/63	(76)
CMBX NA Index	Deutsche Bank	USD	96	3.000%		05/11/63	(9)
CMBX NA Index	Goldman Sachs	USD	260	(0.500%	)	02/17/51	27
CMBX NA Index	Royal Bank of Scotland	USD	560	0.500%		05/11/63	(24)

Total Fair Value on Open Credit Indices Premiums Paid (Received) - $727							543

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund	151

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands

Sovereign Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Fair Value $

Brazil Government International Bond	UBS	0.444%	USD	4,000	1.190%	08/20/13	2
Brazil Government International Bond	Barclays	1.140%	USD	500	1.000%	06/20/15	(1)
Brazil Government International Bond	Deutsche Bank	1.140%	USD	500	1.000%	06/20/15	(1)
Brazil Government International Bond	Deutsche Bank	1.140%	USD	1,300	1.000%	06/20/15	(3)
Brazil Government International Bond	Goldman Sachs	1.140%	USD	500	1.000%	06/20/15	(1)
Brazil Government International Bond	Morgan Stanley	1.140%	USD	500	1.000%	06/20/15	(1)
Brazil Government International Bond	Bank of America	1.229%	USD	1,800	1.000%	09/20/15	(9)
Brazil Government International Bond	Citigroup	1.229%	USD	1,000	1.000%	09/20/15	(5)
Brazil Government International Bond	HSBC	1.229%	USD	500	1.000%	09/20/15	(2)
Brazil Government International Bond	JPMorgan Chase	1.229%	USD	1,000	1.000%	09/20/15	(5)
Brazil Government International Bond	UBS	1.229%	USD	500	1.000%	09/20/15	(3)
Brazil Government International Bond	Barclays	1.358%	USD	1,400	1.000%	03/20/16	(13)
Brazil Government International Bond	Citigroup	1.406%	USD	9,400	1.000%	06/20/16	(109)
Brazil Government International Bond	Credit Suisse	1.406%	USD	6,500	1.000%	06/20/16	(75)
Brazil Government International Bond	Deutsche Bank	1.406%	USD	1,800	1.000%	06/20/16	(21)
Brazil Government International Bond	JPMorgan Chase	1.447%	USD	700	1.000%	09/20/16	(10)
China Government International Bond	Bank of America	0.473%	USD	400	1.000%	06/20/15	4
China Government International Bond	Bank of America	0.473%	USD	1,100	1.000%	06/20/15	11
China Government International Bond	Citigroup	0.473%	USD	300	1.000%	06/20/15	3
China Government International Bond	Royal Bank of Scotland	0.473%	USD	800	1.000%	06/20/15	8
China Government International Bond	Deutsche Bank	1.103%	USD	300	1.000%	06/20/17	(1)
Indonesia Government International Bond	Barclays	1.345%	USD	800	1.000%	06/20/16	(8)
Indonesia Government International Bond	Barclays	1.345%	USD	800	1.000%	06/20/16	(8)
Indonesia Government International Bond	Bank of America	1.395%	USD	1,200	1.000%	09/20/16	(15)
Indonesia Government International Bond	Morgan Stanley	1.395%	USD	3,100	1.000%	09/20/16	(38)
Indonesia Government International Bond	UBS	1.395%	USD	400	1.000%	09/20/16	(5)
Mexico Government International Bond	Bank of America	0.661%	USD	300	1.000%	09/20/15	2
Mexico Government International Bond	Citigroup	0.661%	USD	700	1.000%	09/20/15	5
Mexico Government International Bond	Barclays	0.774%	USD	1,700	1.000%	03/20/16	10
Mexico Government International Bond	Deutsche Bank	0.774%	USD	3,000	1.000%	03/20/16	18
Mexico Government International Bond	HSBC	0.774%	USD	4,700	1.000%	03/20/16	28
Mexico Government International Bond	JPMorgan Chase	0.774%	USD	2,600	0.920%	03/20/16	10
United Kingdom Gilt	Societe Generale	0.118%	USD	2,600	1.000%	03/20/15	38
United Kingdom Gilt	Societe Generale	0.118%	USD	600	1.000%	03/20/15	9

Total Fair Value on Open Sovereign Issues Premiums Paid (Received) - ($244)							(186)

Total Fair Value on Open Credit Default Swap Contracts Premiums Paid (Received) - $478 (å)							375

See accompanying notes which are an integral part of this quarterly report.

152	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Presentation of Portfolio Holdings — July 31, 2013 (Unaudited)

Amounts in thousands

	Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Long-Term Investments
Asset-Backed Securities	$—	$516,089	$2,472	$518,561
Corporate Bonds and Notes	—	1,074,154	20,624	1,094,778
International Debt	—	421,916	3,984	425,900
Loan Agreements	—	6,983	—	6,983
Mortgage-Backed Securities	—	2,743,683	49,059	2,792,742
Municipal Bonds	—	142,353	—	142,353
Non-US Bonds	—	485,041	—	485,041
United States Government Agencies	—	98,453	—	98,453
United States Government Treasuries	—	1,554,369	—	1,554,369
Common Stocks	3,786	—	—	3,786
Preferred Stocks	1,947	—	3,389	5,336
Options Purchased	—	3,292	—	3,292
Short-Term Investments	—	1,443,298	—	1,443,298
Repurchase Agreements	—	298,700	—	298,700

Total Investments	5,733	8,788,331	79,528	8,873,592

Other Financial Instruments
Futures Contracts	(6,800)	—	—	(6,800)
Options Written	(317)	(2,880)	(34)	(3,231)
Foreign Currency Exchange Contracts	—	(2,178)	—	(2,178)
Index Swaps	—	1,470	—	1,470
Interest Rate Swap Contracts	—	8,322	—	8,322
Credit Default Swap Contracts	—	(103)	—	(103)

Total Other Financial Instruments*	$(7,117)	$4,631	$(34)	$(2,520)

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2013, see note 2 in the Notes to Quarterly Report.

A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ended July 31, 2013 were as follows:

Category and Subcategory	Beginning Balance 11/1/2012	Gross Purchases	Gross Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Transfers into Level 3	Net Transfers out of Level 3	Net change in Unrealized Appreciation/ (Depreciation)	Ending Balance at 7/31/2013	Net change in Unrealized Appreciation/ (Depreciation) 7/31/2013

Long-Term Investments
Asset-Backed Securities	$—	$2,516	$—	$—	$—	$—	$—	$(44)	$2,472	$(44)
Corporate Bonds and Notes	24,042	—	1,164	399	(35)	157	2,418	(357)	20,624	(41)
International Debt	4,016	—	—	—	—	—	—	(32)	3,984	(32)
Mortgage-Backed Securities	28,865	33,805	12,888	(398)	35	769	74	(1,055)	49,059	(862)
Non-US Bonds	4,017	—	3,906	—	(12)	—	—	(99)	—	—
Preferred Stocks	3,514	—	—	—	—	—	—	(125)	3,389	(125)
Short-Term Investments	2,281	760	3,080	5	55	—	—	(21)	—	—

Total Investments	66,735	37,081	21,038	6	43	926	2,492	(1,733)	79,528	(1,104)

Other Financial Instruments
Options Written	(46)	—	—	—	—	2	—	10	(34)	2

Total Other Financial Instruments	$(46)	$—	$—	$—	$—	$2	$—	$10	$(34)	$2

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund	153

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Long-Term Investments - 89.5%
Asset-Backed Securities - 5.2%
Access Group, Inc. Series 2004-2 Class A3 0.456% due 10/25/24 (Ê)	700	629
Accredited Mortgage Loan Trust Series 2007-1 Class A4 0.410% due 02/25/37 (Ê)	2,583	1,535
ACE Securities Corp. Series 2005-SD3 Class A 0.590% due 08/25/45 (Ê)	36	36
Series 2006-HE4 Class A2A 0.250% due 10/25/36 (Ê)	45	15
Ally Auto Receivables Trust Series 2010-1 Class A4 2.300% due 12/15/14	359	361
Series 2012-2 Class A2 0.560% due 10/15/14	735	735
Series 2012-SN1 Class A4 0.700% due 12/21/15	1,675	1,675
Ally Master Owner Trust Series 2012-1 Class A2 1.440% due 02/15/17	1,350	1,360
Series 2013-1 Class A2 1.000% due 02/15/18	3,125	3,103
AmeriCredit Automobile Receivables Trust Series 2012-2 Class A2 0.760% due 10/08/15	2,312	2,313
Ameriquest Mortgage Securities, Inc. Series 2005-R10 Class A2B 0.410% due 01/25/36 (Ê)	266	264
Argent Securities, Inc. Series 2005-W2 Class A2B1 0.390% due 10/25/35 (Ê)	907	888
Asset Backed Funding Certificates Series 2005-WMC1 Class M1 0.850% due 06/25/35 (Ê)	1,180	1,159
Asset Backed Securities Corp. Home Equity Loan Trust Series 2006-HE2 Class A1A 0.440% due 03/25/36 (Ê)	1,346	257
Bayview Financial Acquisition Trust Series 2006-A Class 1A3 5.865% due 02/28/41	410	434
Bear Stearns Asset Backed Securities I Trust Series 2005-TC2 Class A3 0.560% due 08/25/35 (Ê)	1,148	1,131
Series 2007-HE5 Class 1A1 0.280% due 06/25/47 (Ê)	4	4
BNC Mortgage Loan Trust Series 2007-2 Class A2 0.290% due 05/25/37 (Ê)	71	66
Series 2008-4 Class A3A 0.440% due 11/25/37 (Ê)	366	361
Brazos Higher Education Authority Series 2010-1 Class A2 1.473% due 02/25/35 (Ê)	1,100	1,090

	Principal Amount ($) or Shares	Fair Value $
Series 2011-2 Class A3 1.266% due 10/27/36 (Ê)	725	706
Capital Auto Receivables Asset Trust Series 2013-1 Class B 1.290% due 04/20/18	1,450	1,436
Capital One Multi-Asset Execution Trust Series 2006-A12 Class A 0.251% due 07/15/16 (Ê)	455	455
Carrington Mortgage Loan Trust Series 2005-NC3 Class M1 0.630% due 06/25/35 (Ê)	2,200	2,135
Series 2005-NC5 Class A2 0.510% due 10/25/35 (Ê)	36	36
Series 2006-NC3 Class A3 0.340% due 08/25/36 (Ê)	2,105	1,166
CCG Receivables Trust Series 2013-1 Class A2 1.050% due 08/14/20 (Þ)	1,170	1,169
Centex Home Equity Loan Trust Series 2003-B Class AF4 3.735% due 02/25/32	2,253	2,216
Series 2005-D Class M1 0.620% due 10/25/35 (Ê)	1,560	1,505
CFC LLC Series 2013-1A Class A 1.650% due 07/17/17 (Þ)	1,193	1,190
Chesapeake Funding LLC Series 2012-1A Class A 0.945% due 11/07/23 (Ê)(Þ)	1,358	1,362
CIT Education Loan Trust Series 2007-1 Class A 0.363% due 03/25/42 (Ê)(Þ)	984	912
Citigroup Mortgage Loan Trust, Inc. Series 2007-AHL3 Class A3A 0.250% due 07/25/45 (Ê)	103	76
CountryPlace Manufactured Housing Contract Trust Series 2005-1 Class A4 5.200% due 12/15/35 (Þ)	675	734
Countrywide Asset-Backed Certificates Series 2001-BC3 Class A 0.670% due 12/25/31 (Ê)	56	39
Series 2005-4 Class MV1 0.650% due 10/25/35 (Ê)	229	228
Series 2006-6 Class 2A2 0.370% due 09/25/36 (Ê)	209	200
Series 2006-BC1 Class 1A 0.390% due 04/25/36 (Ê)	522	451
Series 2006-BC4 Class 2A2 0.350% due 11/25/36 (Ê)	1,417	1,175
Countrywide Home Equity Loan Trust Series 2005-A Class 2A 0.431% due 04/15/35 (Ê)	97	78
Credit-Based Asset Servicing and Securitization LLC Series 2004-CB7 Class AF5 4.585% due 10/25/34	459	486

154	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Series 2005-CB5 Class AV2 0.450% due 08/25/35 (Ê)	28	28
DT Auto Owner Trust Series 2012-1A Class A 1.050% due 01/15/15 (Þ)	70	70
Series 2012-2A Class A 0.910% due 11/16/15 (Þ)	578	579
Series 2013-1A Class A 0.750% due 05/16/16 (Þ)	1,510	1,510
Educational Funding of the South, Inc. Series 2011-1 Class A2 0.916% due 04/25/35 (Ê)	750	746
EFS Volunteer No. 3 LLC Series 2012-1 Class A3 1.193% due 04/25/33 (Ê)(Þ)	775	759
Exeter Automobile Receivables Trust Series 2013-1A Class A 1.290% due 10/16/17 (Þ)	954	950
Fannie Mae Grantor Trust Series 2003-T4 Class 1A 0.409% due 09/26/33 (Ê)	119	117
Series 2003-T4 Class 2A5 5.407% due 09/26/33	736	752
Fannie Mae REMICS Series 1999-56 Class Z 7.000% due 12/18/29	136	155
Fannie Mae Whole Loan Series 2003-W5 Class A 0.410% due 04/25/33 (Ê)	60	59
Series 2003-W9 Class A 0.430% due 06/25/33 (Ê)	85	81
GE-WMC Mortgage Securities Trust Series 2006-1 Class A2A 0.230% due 08/25/36 (Ê)	11	4
Honda Auto Receivables Series 2011-3 Class A3 0.880% due 09/21/15	787	788
Honda Auto Receivables Owner Trust Series 2013-3 Class A1 0.220% due 08/15/14	6,260	6,260
HSBC Home Equity Loan Trust Series 2005-1 Class A 0.482% due 01/20/34 (Ê)	262	257
Series 2006-1 Class A1 0.352% due 01/20/36 (Ê)	1,073	1,044
Hyundai Auto Receivables Trust Series 2012-B Class A2 0.540% due 01/15/15	1,817	1,818
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class A4 5.270% due 04/15/40	624	658
Long Beach Mortgage Loan Trust Series 2004-4 Class 1A1 0.750% due 10/25/34 (Ê)	34	32
Morgan Stanley ABS Capital I, Inc. Trust Series 2003-NC6 Class M1 1.390% due 06/25/33 (Ê)	319	306

	Principal Amount ($) or Shares	Fair Value $
Series 2003-NC7 Class M1 1.240% due 06/25/33 (Ê)	273	270
Series 2007-HE6 Class A1 0.250% due 05/25/37 (Ê)	29	15
Motor PLC
Series 2012-12A Class A1C 1.286% due 02/25/20 (Þ)	1,575	1,574
New Century Home Equity Loan Trust
Series 2005-2 Class M1 0.620% due 06/25/35 (Ê)	2,100	2,020
Series 2005-4 Class A2C 0.560% due 09/25/35 (Ê)	2,077	2,033
Nissan Auto Receivables Owner Trust
Series 2011-A Class A3 1.180% due 02/16/15	563	564
North Carolina State Education Assistance Authority
Series 2011-2 Class A2 1.066% due 07/25/25 (Ê)	750	753
NovaStar Mortgage Funding Trust
Series 2005-1 Class M3 0.955% due 06/25/35 (Ê)	4,000	3,872
Park Place Securities, Inc.
Series 2004-MHQ1 Class M1 1.240% due 12/25/34 (Ê)	483	483
Series 2004-WCW2 Class M1 0.810% due 10/25/34 (Ê)	1,819	1,817
Series 2005-WCH1 Class M2 0.710% due 01/25/36 (Ê)	1,518	1,489
Series 2005-WCW1 Class A3D 0.530% due 09/25/35 (Ê)	338	336
Series 2005-WHQ2 Class A1B 0.460% due 05/25/35 (Ê)	1,629	1,608
Popular ABS Mortgage Pass-Through Trust
Series 2005-6 Class A3 4.716% due 01/25/36	152	133
Porsche Financial Auto Securitization Trust
Series 2011-1 Class A3 0.840% due 01/16/15 (Þ)	413	414
Prestige Auto Receivables Trust
Series 2011-1A Class A3 1.900% due 08/17/15 (Þ)	704	705
Series 2013-1A Class A2 1.090% due 02/15/18 (Þ)	1,105	1,103
RAMP Trust
Series 2003-RS2 Class AII 0.870% due 03/25/33 (Ê)	57	48
Series 2003-RS11 Class AI6A 5.980% due 12/25/33	187	184
Series 2004-RZ1 Class AI7 4.030% due 01/25/33	261	274
RASC Trust
Series 2001-KS1 Class AII 0.660% due 03/25/32 (Ê)	5	5
Series 2001-KS3 Class AII 0.650% due 09/25/31 (Ê)	31	29
Series 2003-KS4 Class AIIB 0.770% due 06/25/33 (Ê)	105	85

Russell Investment Grade Bond Fund	155

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Series 2005-EMX3 Class M1 0.620% due 09/25/35 (Ê)	443	442
Series 2005-KS12 Class A2 0.440% due 01/25/36 (Ê)	479	475
Renaissance Home Equity Loan Trust
Series 2005-2 Class AF4 4.934% due 08/25/35	585	561
Series 2006-1 Class AF6 5.746% due 05/25/36	264	197
Santander Drive Auto Receivables Trust Series 2011-1 Class A3 1.280% due 01/15/15	273	273
Series 2011-2 Class B 2.660% due 01/15/16	970	978
Series 2012-2 Class A2 0.910% due 05/15/15	842	842
Series 2012-2 Class B 2.090% due 08/15/16	1,345	1,358
Series 2013-1 Class B 1.160% due 01/15/19	1,795	1,781
Series 2013-2 Class B 1.330% due 03/15/18	1,425	1,405
Series 2013-3 Class B 1.190% due 05/15/18	1,745	1,717
Saxon Asset Securities Trust
Series 2004-1 Class A 0.730% due 03/25/35 (Ê)	57	47
SLM Private Education Loan Trust
Series 2010-A Class 2A 3.441% due 05/16/44 (Ê)(Þ)	3,824	3,955
Series 2013-B Class A2A 1.850% due 06/17/30 (Þ)	3,835	3,682
SLM Student Loan Trust
Series 2005-5 Class A2 0.346% due 10/25/21 (Ê)	292	292
Series 2006-2 Class A6 0.436% due 01/25/41 (Ê)	950	800
Series 2006-8 Class A6 0.426% due 01/25/41 (Ê)	950	802
Series 2008-4 Class A4 1.916% due 07/25/22 (Ê)	2,400	2,530
Small Business Administration Participation Certificates
Series 2003-20I Class 1 5.130% due 09/01/23	29	32
Series 2013-20G Class 1 3.150% due 07/01/33	500	502
SMART Trust
Series 2013-1US Class A4A 1.050% due 10/14/18	490	487
Specialty Underwriting & Residential Finance Trust
Series 2003-BC1 Class A 0.870% due 01/25/34 (Ê)	25	23
Structured Asset Securities Corp.
Series 2002-HF1 Class A 0.770% due 01/25/33 (Ê)	7	6

	Principal Amount ($) or Shares	Fair Value $
Series 2005-WF4 Class A4 0.550% due 11/25/35 (Ê)	880	876
Toyota Auto Receivables Owner Trust
Series 2011-A Class A3 0.980% due 10/15/14	165	165
Volkswagen Auto Lease Trust
Series 2013-A Class A1 0.230% due 08/15/14	3,340	3,340

		99,526

Corporate Bonds and Notes - 16.0%
AbbVie, Inc.
1.750% due 11/06/17 (Þ)	5,195	5,134
Actavis, Inc.
1.875% due 10/01/17	655	646
Altria Group, Inc.
9.700% due 11/10/18	475	636
10.200% due 02/06/39	670	1,032
4.250% due 08/09/42	945	807
American Airlines Class A Pass Through Trust
4.950% due 01/15/23 (Å)	3,255	3,271
American Electric Power Co., Inc.
1.650% due 12/15/17	440	430
American Express Co.
1.550% due 05/22/18	1,225	1,194
American Honda Finance Corp.
1.000% due 08/11/15 (Þ)	1,535	1,541
American International Group, Inc.
5.050% due 10/01/15	200	217
8.250% due 08/15/18	1,500	1,877
6.250% due 03/15/37	2,100	2,152
American Tower Corp.
7.000% due 10/15/17	1,000	1,149
4.700% due 03/15/22	1,575	1,577
Amgen, Inc.
3.875% due 11/15/21	665	678
Anadarko Petroleum Corp.
6.375% due 09/15/17	1,500	1,749
6.450% due 09/15/36	1,115	1,307
Anheuser-Busch InBev Worldwide, Inc.
1.375% due 07/15/17	1,935	1,919
7.750% due 01/15/19	1,085	1,375
5.375% due 01/15/20	910	1,051
AT&T Corp.
8.000% due 11/15/31	275	382
AT&T, Inc.
5.100% due 09/15/14	240	252
2.950% due 05/15/16	2,305	2,419
6.500% due 09/01/37	1,564	1,802
Bank of America Corp.
4.500% due 04/01/15	100	105
4.750% due 08/01/15	920	979
1.500% due 10/09/15	1,920	1,924
6.000% due 09/01/17	55	62
2.000% due 01/11/18	4,255	4,163
5.700% due 01/24/22	565	635

156	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

3.300% due 01/11/23	1,925	1,812
4.100% due 07/24/23	1,470	1,471
Bank of America NA
Series BKNT
0.553% due 06/15/16 (Ê)	1,200	1,167
5.300% due 03/15/17	400	437
0.573% due 06/15/17 (Ê)	1,340	1,279
6.100% due 06/15/17	1,900	2,121
Bank of New York Mellon Corp. (The)
Zero coupon due 06/20/17	1,125	1,130
Series FRN
0.826% due 08/01/18 (Ê)	1,210	1,211
Bear Stearns Cos. LLC (The)
5.550% due 01/22/17	1,080	1,197
7.250% due 02/01/18	425	509
Becton Dickinson and Co.
3.250% due 11/12/20	590	597
Berkshire Hathaway Finance Corp.
1.600% due 05/15/17	700	704
3.000% due 05/15/22	1,105	1,079
Berkshire Hathaway, Inc.
4.500% due 02/11/43	700	669
Boeing Capital Corp.
2.125% due 08/15/16	425	440
Boston Scientific Corp.
4.500% due 01/15/15	1,085	1,137
6.000% due 01/15/20	645	735
Burlington Northern and Santa Fe Railway Co. Pass Through Trust
4.967% due 04/01/23	128	141
Burlington Northern Santa Fe LLC
3.450% due 09/15/21	565	573
6.875% due 12/01/27	90	113
4.375% due 09/01/42	825	768
Carlyle Holdings II Finance LLC
5.625% due 03/30/43 (Þ)	1,075	991
Caterpillar Financial Services Corp.
1.100% due 05/29/15	570	575
CBS Corp.
4.300% due 02/15/21	955	986
Celgene Corp.
3.950% due 10/15/20	745	766
Cellco Partnership / Verizon Wireless Capital LLC
8.500% due 11/15/18	1,535	1,993
CenterPoint Energy Resources Corp.
6.125% due 11/01/17	125	146
CF Industries, Inc.
4.950% due 06/01/43	1,165	1,090
Citigroup, Inc.
6.375% due 08/12/14	350	369
5.000% due 09/15/14	1,500	1,559
5.500% due 10/15/14	655	689
2.650% due 03/02/15	1,145	1,169
2.250% due 08/07/15	1,660	1,692
6.000% due 08/15/17	475	538
6.125% due 11/21/17	1,980	2,267
6.125% due 05/15/18	670	771

	Principal Amount ($) or Shares	Fair Value $
5.375% due 08/09/20	500	561
3.500% due 05/15/23	2,745	2,494
6.875% due 03/05/38	425	521
Comcast Corp.
6.550% due 07/01/39	1,375	1,663
Commonwealth Edison Co.
5.800% due 03/15/18	865	1,011
ConAgra Foods, Inc.
4.950% due 08/15/20 (Þ)	825	880
6.625% due 08/15/39 (Þ)	1,080	1,275
Continental Airlines Class A Pass Through Trust
Series 071A 5.983% due 04/19/22	2,325	2,516
Continental Airlines Pass Through Trust
Series 09-1 9.000% due 07/08/16	401	459
Series 991A Class A 6.545% due 02/02/19	465	507
Coventry Health Care, Inc.
5.450% due 06/15/21	1,300	1,459
COX Communications, Inc.
5.450% due 12/15/14	67	71
Crown Castle Towers LLC
3.214% due 08/15/15 (Þ)	540	554
CVS Caremark Corp.
3.250% due 05/18/15	1,150	1,199
6.250% due 06/01/27	1,105	1,329
Daimler Finance NA LLC
1.250% due 01/11/16 (Þ)	255	254
DCP Midstream Operating, LP
3.250% due 10/01/15	975	1,010
Delta Air Lines Pass Through Trust
Series 2010-1 Class A 6.200% due 07/02/18	303	329
Devon Energy Corp.
4.000% due 07/15/21	485	501
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
3.125% due 02/15/16	1,210	1,257
5.875% due 10/01/19	945	1,069
5.000% due 03/01/21	2,345	2,470
3.800% due 03/15/22	1,255	1,206
Discover Financial Services
5.200% due 04/27/22	815	855
Dominion Resources, Inc.
4.450% due 03/15/21	1,255	1,352
Dow Chemical Co. (The)
3.000% due 11/15/22	630	591
Duke Energy Corp.
3.350% due 04/01/15	540	563
Duke Energy Progress, Inc.
3.000% due 09/15/21	1,770	1,756
eBay, Inc.
4.000% due 07/15/42	1,000	853
EMC Corp.
1.875% due 06/01/18	1,060	1,056

Russell Investment Grade Bond Fund	157

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Energy Transfer Partners, LP
6.050% due 06/01/41	870	908
Enterprise Products Operating LLC
5.250% due 01/31/20	1,190	1,336
ERAC USA Finance LLC
7.000% due 10/15/37 (Þ)	570	683
Exelon Corp.
4.900% due 06/15/15	1,965	2,098
Exelon Generation Co. LLC
Series WI 5.600% due 06/15/42	655	666
Express Scripts Holding Co.
3.125% due 05/15/16	830	867
Farmers Exchange Capital
7.050% due 07/15/28 (Þ)	1,010	1,217
7.200% due 07/15/48 (Þ)	700	809
Farmers Insurance Exchange
8.625% due 05/01/24 (Þ)	610	792
Ford Motor Credit Co. LLC
1.700% due 05/09/16	1,000	991
Freeport-McMoRan Copper & Gold, Inc.
3.100% due 03/15/20 (Þ)	1,100	1,008
3.875% due 03/15/23 (Þ)	1,535	1,389
General Electric Capital Corp.
1.000% due 01/08/16	1,355	1,353
4.375% due 09/16/20	700	744
5.875% due 01/14/38	1,765	1,935
Series A 7.125% due 06/15/49 (Æ)(ƒ)	1,400	1,575
Series GMTN
5.625% due 05/01/18	1,270	1,460
3.100% due 01/09/23	685	644
6.150% due 08/07/37	670	759
6.875% due 01/10/39	1,100	1,354
Series MTNA 0.533% due 09/15/14 (Ê)	1,300	1,302
General Electric Co.
5.250% due 12/06/17	1,465	1,670
Georgia Power Co.
4.300% due 03/15/42	445	415
Georgia-Pacific LLC
3.734% due 07/15/23 (Þ)	3,070	3,015
8.875% due 05/15/31	695	965
Gerdau Holdings, Inc.
7.000% due 01/20/20 (Þ)	600	635
Series REGS 7.000% due 01/20/20	1,200	1,269
Glencore Funding LLC
1.700% due 05/27/16 (Þ)	2,890	2,824
2.500% due 01/15/19 (Þ)	1,300	1,193
Goldman Sachs Group, Inc. (The)
3.300% due 05/03/15	1,260	1,303
6.250% due 09/01/17	1,025	1,169
2.375% due 01/22/18	1,225	1,210
2.900% due 07/19/18	1,175	1,177
5.750% due 01/24/22	640	712
6.750% due 10/01/37	2,345	2,468

	Principal Amount ($) or Shares	Fair Value $
Series GMTN 7.500% due 02/15/19	784	946
GSPA Monetization Trust
6.422% due 10/09/29 (Å)	669	669
Hartford Financial Services Group, Inc.
5.375% due 03/15/17	460	509
Hawaiian Airlines Class A Pass Through Certificates
Series A 3.900% due 01/15/26	1,055	984
HCP, Inc.
3.750% due 02/01/16	555	585
6.300% due 09/15/16	500	570
3.750% due 02/01/19	525	544
2.625% due 02/01/20	1,200	1,135
Health Care REIT, Inc.
6.125% due 04/15/20	1,000	1,143
4.950% due 01/15/21	245	262
5.250% due 01/15/22	1,065	1,160
6.500% due 03/15/41	530	598
Hewlett-Packard Co.
3.300% due 12/09/16	815	851
3.750% due 12/01/20	1,375	1,356
4.650% due 12/09/21	1,570	1,592
6.000% due 09/15/41	610	606
Historic TW, Inc.
8.050% due 01/15/16	565	648
Home Depot, Inc.
5.875% due 12/16/36	450	534
HSBC Finance Corp.
6.676% due 01/15/21	1,290	1,459
HSBC USA, Inc.
2.375% due 02/13/15	1,420	1,454
Humana, Inc.
6.450% due 06/01/16	540	611
7.200% due 06/15/18	1,710	2,042
8.150% due 06/15/38	300	396
Hyundai Capital America
3.750% due 04/06/16 (Þ)	965	1,007
ING US, Inc.
5.700% due 07/15/43 (Å)	1,270	1,269
International Business Machines Corp.
3.375% due 08/01/23	1,305	1,301
International Lease Finance Corp.
6.500% due 09/01/14 (Þ)	1,700	1,779
5.750% due 05/15/16	100	105
6.750% due 09/01/16 (Þ)	300	330
John Deere Capital Corp.
1.700% due 01/15/20	2,150	2,038
JPMorgan Chase & Co.
2.000% due 08/15/17	1,040	1,043
3.375% due 05/01/23	1,495	1,387
Series GMTN 1.100% due 10/15/15	2,665	2,664
JPMorgan Chase Bank NA
Series BKNT 5.875% due 06/13/16	85	95
6.000% due 10/01/17	1,800	2,059

158	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

JPMorgan Chase Capital XIII
Series M 1.226% due 09/30/34 (Ê)	625	506
JPMorgan Chase Capital XXIII
1.275% due 05/15/47 (Ê)	3,495	2,691
KCP&L Greater Missouri Operations Co.
8.270% due 11/15/21	425	525
Kentucky Utilities Co.
5.125% due 11/01/40	555	611
Kinder Morgan Energy Partners, LP
3.500% due 03/01/16	735	778
Kraft Foods Group, Inc.
Series WI 3.500% due 06/06/22	525	526
Lehman Brothers Holdings Capital Trust VII
5.857% due 11/29/49 (ƒ)(Ø)(Æ)	1,450	—
Lehman Brothers Holdings, Inc.
6.500% due 07/19/17 (Ø)(Æ)	390	—
6.750% due 12/28/17 (Ø)(Æ)	990	—
Life Technologies Corp.
6.000% due 03/01/20	1,245	1,411
Lorillard Tobacco Co.
8.125% due 06/23/19	1,645	2,008
Lowe’s Cos., Inc.
3.800% due 11/15/21	540	561
Manufacturers & Traders Trust Co.
5.585% due 12/28/20	180	183
Marathon Oil Corp.
0.900% due 11/01/15	1,190	1,190
2.800% due 11/01/22	770	724
Marathon Petroleum Corp.
3.500% due 03/01/16	490	517
Marriott International, Inc.
3.000% due 03/01/19	785	795
Mattel, Inc.
2.500% due 11/01/16	1,045	1,083
Medtronic, Inc.
4.000% due 04/01/43	995	916
Merck & Co., Inc.
2.800% due 05/18/23	810	771
Merrill Lynch & Co., Inc.
Series GMTN 6.400% due 08/28/17	800	914
MetLife, Inc.
4.750% due 02/08/21	770	848
10.750% due 08/01/39	1,110	1,687
Metropolitan Life Global Funding I
3.875% due 04/11/22 (Þ)	900	919
Mondelez International, Inc.
6.125% due 02/01/18	890	1,036
Morgan Stanley
0.748% due 10/15/15 (Ê)	440	435
0.716% due 10/18/16 (Ê)	545	531
5.550% due 04/27/17	410	452
6.250% due 08/28/17	490	554
2.125% due 04/25/18	2,290	2,217
3.750% due 02/25/23	2,465	2,370

	Principal Amount ($) or Shares	Fair Value $
Series 1654 4.100% due 05/22/23	955	896
Series GMTN 5.450% due 01/09/17	600	657
6.625% due 04/01/18	905	1,044
5.500% due 07/24/20	535	587
Mylan, Inc.
2.600% due 06/24/18 (Þ)	1,775	1,772
National City Bank
Series BKNT 0.645% due 06/07/17 (Ê)	900	880
National Rural Utilities Cooperative Finance Corp.
1.900% due 11/01/15	435	446
Nationwide Mutual Insurance Co.
6.600% due 04/15/34 (Þ)	840	864
Series 144a 5.810% due 12/15/24 (Þ)	700	709
News America, Inc.
6.150% due 02/15/41	1,025	1,158
8.250% due 10/17/96	65	77
NextEra Energy Capital Holdings, Inc.
3.625% due 06/15/23	660	639
Nisource Finance Corp.
6.400% due 03/15/18	250	293
Nissan Motor Acceptance Corp.
1.800% due 03/15/18 (Þ)	1,495	1,459
Nomura Holdings, Inc.
2.000% due 09/13/16	3,240	3,220
Northern States Power Co.
3.400% due 08/15/42	440	372
Nucor Corp.
4.000% due 08/01/23	1,235	1,216
Oncor Electric Delivery Co. LLC
6.800% due 09/01/18	1,350	1,626
Oracle Corp.
1.200% due 10/15/17	890	871
2.375% due 01/15/19	890	896
PacifiCorp
2.950% due 02/01/22	945	935
Panhandle Eastern Pipe Line Co., LP
8.125% due 06/01/19	1,725	2,102
Petrohawk Energy Corp.
7.250% due 08/15/18	865	947
Pfizer, Inc.
3.000% due 06/15/23	755	731
4.300% due 06/15/43	685	659
Precision Castparts Corp.
2.500% due 01/15/23	945	880
Prudential Financial, Inc.
3.875% due 01/14/15	535	558
8.875% due 06/15/38	1,110	1,338
6.200% due 11/15/40	670	785
Prudential Holdings LLC
8.695% due 12/18/23 (Þ)	1,175	1,464
Public Service Co. of New Mexico
7.950% due 05/15/18	675	808

Russell Investment Grade Bond Fund	159

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Quest Diagnostics, Inc.
3.200% due 04/01/16	70	73
Qwest Corp.
6.750% due 12/01/21	1,540	1,723
Raytheon Co.
3.125% due 10/15/20	385	390
2.500% due 12/15/22	1,190	1,099
Rock Tenn Co.
4.000% due 03/01/23	970	934
SABMiller Holdings, Inc.
2.450% due 01/15/17 (Þ)	1,950	2,000
4.950% due 01/15/42 (Þ)	1,090	1,121
Samsung Electronics America, Inc.
1.750% due 04/10/17 (Þ)	2,325	2,302
Simon Property Group, LP
10.350% due 04/01/19	650	903
SL Green Realty Corp. / SL Green Operating Partnership / Reckson Operating Part
7.750% due 03/15/20	550	651
SLM Corp.
8.450% due 06/15/18	1,000	1,150
South Carolina Electric & Gas Co.
4.600% due 06/15/43	960	952
Southern Copper Corp.
6.375% due 07/27/15	435	473
St. Jude Medical, Inc.
3.250% due 04/15/23	1,105	1,055
Stone Street Trust
5.902% due 12/15/15 (Þ)	900	976
Symantec Corp.
4.200% due 09/15/20	840	864
Target Corp.
4.000% due 07/01/42	1,115	1,035
TD Ameritrade Holding Corp.
4.150% due 12/01/14	950	992
Tennessee Gas Pipeline Co. LLC
8.000% due 02/01/16	1,605	1,857
Thermo Fisher Scientific, Inc.
1.850% due 01/15/18	420	410
Time Warner Cable, Inc.
3.500% due 02/01/15	975	999
8.250% due 04/01/19	730	850
5.500% due 09/01/41	1,470	1,259
Time Warner, Inc.
3.150% due 07/15/15	1,820	1,900
4.875% due 03/15/20	1,570	1,711
Timken Co.
6.000% due 09/15/14	760	801
Toyota Motor Credit Corp.
0.564% due 05/17/16 (Ê)	1,300	1,299
1.250% due 10/05/17	2,130	2,084
3.400% due 09/15/21	1,440	1,452
Travelers Cos., Inc. (The)
4.600% due 08/01/43	735	743
Union Pacific Corp.
2.750% due 04/15/23	1,950	1,835
United Technologies Corp.
1.800% due 06/01/17	1,990	2,009

	Principal Amount ($) or Shares	Fair Value $
UnitedHealth Group, Inc.
0.850% due 10/15/15	1,945	1,949
6.000% due 06/15/17	4	5
1.400% due 10/15/17	590	579
2.875% due 03/15/23	645	608
US Bancorp
2.950% due 07/15/22	860	815
Valero Energy Corp.
9.375% due 03/15/19	385	504
Ventas Realty, LP / Ventas Capital Corp.
4.000% due 04/30/19	1,250	1,310
Verizon Communications, Inc.
1.100% due 11/01/17	490	476
4.750% due 11/01/41	880	826
Viacom, Inc.
2.500% due 12/15/16	740	764
Wal-Mart Stores, Inc.
6.500% due 08/15/37	1,400	1,786
5.000% due 10/25/40	1,038	1,113
WEA Finance LLC / WT Finance Aust Pty, Ltd.
6.750% due 09/02/19 (Þ)	120	143
WELLPOINT INC
2.300% due 07/15/18	715	713
WellPoint, Inc.
1.875% due 01/15/18	700	686
Wells Fargo & Co.
3.625% due 04/15/15	3,710	3,885
Williams Cos., Inc. (The)
7.750% due 06/15/31	526	619
Yum! Brands, Inc.
4.250% due 09/15/15	435	462
ZFS Finance USA Trust II
6.450% due 12/15/65 (Þ)	3,010	3,206
ZFS Finance USA Trust V
6.500% due 05/09/37 (Þ)	1,380	1,470
Zoetis, Inc.
4.700% due 02/01/43 (Þ)	1,160	1,104

		308,196

International Debt - 5.6%
Abbey National Treasury Services PLC
3.875% due 11/10/14 (Þ)	1,010	1,041
Agrium, Inc.
4.900% due 06/01/43	1,020	950
Alm Loan Funding
Series 2012-7A Class A1 1.686% due 10/19/24 (Ê)(Þ)	750	754
America Movil SAB de CV
3.125% due 07/16/22	950	885
4.375% due 07/16/42	905	760
AngloGold Ashanti Holdings PLC
8.500% due 07/30/20	1,180	1,161
AstraZeneca PLC
4.000% due 09/18/42	615	554
Baidu Inc
3.250% due 08/06/18	1,010	1,012

160	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Banco Santander Brasil SA
4.500% due 04/06/15 (Þ)	100	102
4.250% due 01/14/16 (Þ)	500	514
Banco Santander Chile
1.866% due 01/19/16 (Ê)(Þ)	1,000	992
Bank of Montreal
2.850% due 06/09/15 (Þ)	300	312
Barclays Bank PLC
2.750% due 02/23/15	1,335	1,371
Barrick Gold Corp.
4.100% due 05/01/23 (Þ)	1,890	1,607
BBVA Bancomer SA
4.500% due 03/10/16 (Þ)	200	209
6.500% due 03/10/21 (Þ)	400	421
BBVA US Senior SAU
4.664% due 10/09/15	1,425	1,471
BP Capital Markets PLC
2.248% due 11/01/16	895	924
2.750% due 05/10/23	1,260	1,171
British Airways PLC
4.625% due 06/20/24 (Þ)	1,360	1,374
Caisse Centrale Desjardins du Quebec
2.650% due 09/16/15 (Þ)	1,500	1,554
Canadian Oil Sands, Ltd.
6.000% due 04/01/42 (Þ)	700	745
CDP Financial, Inc.
5.600% due 11/25/39 (Þ)	445	510
CNOOC Finance 2013, Ltd.
1.125% due 05/09/16	495	492
3.000% due 05/09/23	1,000	911
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.950% due 11/09/22	2,183	2,097
Corp. Andina de Fomento
4.375% due 06/15/22	769	777
Corp. Nacional del Cobre de Chile
7.500% due 01/15/19 (Þ)	300	364
Credit Suisse NY
6.000% due 02/15/18	500	562
European Investment Bank
Series USD 1.125% due 04/15/15	825	835
Fomento Economico Mexicano SAB de CV
4.375% due 05/10/43	1,675	1,436
Glitnir Banki HF
6.693% due 06/15/16 (Þ)	700	9
Government of the Cayman Islands
5.950% due 11/24/19 (Þ)	700	783
Granite Master Issuer PLC
Series 2006-3 Class A7 0.392% due 12/20/54 (Ê)	175	171
HBOS PLC
Series GMTN 6.750% due 05/21/18 (Þ)	2,425	2,621
Hillmark Funding
Series 2006-1A Class A1 0.524% due 05/21/21 (Ê)(Þ)	1,400	1,356

	Principal Amount ($) or Shares	Fair Value $
HSBC Bank PLC
3.100% due 05/24/16 (Þ)	1,500	1,576
Hutchison Whampoa International Ltd.
3.500% due 01/13/17 (Þ)	1,190	1,232
Imperial Tobacco Finance PLC
2.050% due 02/11/18 (Þ)	3,415	3,341
Indian Oil Corp., Ltd.
4.750% due 01/22/15	200	207
Intesa Sanpaolo SpA
3.125% due 01/15/16	2,425	2,404
IPIC GMTN, Ltd.
5.500% due 03/01/22 (Þ)	590	636
Itau Unibanco Holding SA
6.200% due 04/15/20 (Þ)	1,100	1,138
JPMorgan Chase & Co.
Series MPLE 2.920% due 09/19/17 (Þ)	1,940	1,883
Kaupthing Bank Hf
7.625% due 02/28/15 (Þ)	1,210	299
7.125% due 05/19/16 (Þ)	1,480	2
Kommunalbanken AS
0.240% due 08/28/14 (Ê)(Þ)	1,560	1,560
Korea Development Bank (The)
3.500% due 08/22/17	1,000	1,041
Korea Electric Power Corp.
3.000% due 10/05/15 (Þ)	1,200	1,235
5.125% due 04/23/34 (Þ)	155	155
Korea Hydro & Nuclear Power Co., Ltd.
3.125% due 09/16/15 (Þ)	600	619
LBG Capital No. 1 PLC
8.500% due 12/29/49 (ƒ)(Þ)	200	203
National Australia Bank, Ltd.
2.750% due 03/09/17	1,275	1,317
National Bank of Canada
1.450% due 11/07/17	700	683
Neptune Finance CCS, Ltd.
Series 2008-1A Class A 0.881% due 04/20/20 (Å)(Ê)	739	737
Nexen, Inc.
7.500% due 07/30/39	1,275	1,591
Noble Group, Ltd.
Series REGS 6.750% due 01/29/20	600	616
Nokia OYJ
5.375% due 05/15/19	435	424
OHA Credit Partners VII, Ltd.
Series 2012-7A Class A 1.694% due 11/20/23 (Ê)(Þ)	750	751
Petrobras Global Finance BV
1.894% due 05/20/16 (Ê)	1,300	1,284
4.375% due 05/20/23	2,275	2,049
Petrobras International Finance Co.
3.875% due 01/27/16	1,900	1,960
5.875% due 03/01/18	2,700	2,887
5.750% due 01/20/20	1,200	1,240
Petroleos Mexicanos
4.875% due 01/24/22	540	555

Russell Investment Grade Bond Fund	161

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Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Province of Ontario Canada
1.100% due 10/25/17	300	295
3.000% due 07/16/18	100	105
1.650% due 09/27/19	400	383
4.000% due 10/07/19	700	763
Province of Quebec Canada
3.500% due 07/29/20	600	627
2.750% due 08/25/21	1,000	974
Rabobank Nederland
11.000% due 06/29/49 (ƒ)(Þ)	1,755	2,264
Ras Laffan Liquefied Natural Gas Co., Ltd. II
Series REGS 5.298% due 09/30/20	226	243
Ras Laffan Liquefied Natural Gas Co., Ltd. III
Series REGS 5.832% due 09/30/16 (Å)	756	805
Red River CLO, Ltd.
Series 2006-1A Class A 0.544% due 07/27/18 (Ê)(Þ)	735	713
Rio Tinto Finance USA PLC
1.375% due 06/17/16	1,140	1,139
2.250% due 12/14/18	640	625
Rio Tinto Finance USA, Ltd.
3.500% due 11/02/20	1,615	1,603
Royal Bank of Scotland Group PLC
Series 1 9.118% due 03/31/49 (ƒ)	200	201
Saudi Electricity Global Sukuk Co. 2
5.060% due 04/08/43 (Þ)	990	897
Sigma Alimentos SA de CV
5.625% due 04/14/18 (Þ)	435	471
SMART Trust
Series 2011-1USA Class A3A 1.770% due 10/14/14 (Þ)	880	882
Series 2011-2USA Class A4A 2.310% due 04/14/17 (Þ)	1,545	1,575
Series 2012-1USA Class A2A 1.040% due 09/14/14 (Þ)	797	798
Series 2012-1USA Class A4A 2.010% due 12/14/17 (Þ)	2,900	2,943
SMART Trust
Series 2011-2USA Class A3A 1.540% due 03/14/15 (Þ)	2,255	2,262
Series 2012-4US Class A2A 0.670% due 06/14/15	108	108
Sumitomo Mitsui Banking Corp.
2.500% due 07/19/18	565	568
Suncor Energy, Inc.
5.950% due 12/01/34	435	479
6.500% due 06/15/38	510	602
Sydney Airport Finance Co. Pty, Ltd.
3.900% due 03/22/23 (Þ)	946	894
Telefonaktiebolaget LM Ericsson
4.125% due 05/15/22	1,270	1,257
Telefonos de Mexico SAB de CV
5.500% due 01/27/15	865	916

	Principal Amount ($) or Shares	Fair Value $
TNK-BP Finance SA Series REGS 6.625% due 03/20/17	400	438
7.875% due 03/13/18	1,100	1,276
Total Capital SA
4.450% due 06/24/20	1,475	1,613
Transocean, Inc.
2.500% due 10/15/17	1,525	1,520
6.375% due 12/15/21	540	609
7.350% due 12/15/41	865	1,029
Tyco Electronics Group SA
6.550% due 10/01/17	865	1,000
Vale Overseas, Ltd.
4.625% due 09/15/20	785	782
Validus Holdings, Ltd.
8.875% due 01/26/40	735	945
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/17 (Þ)	1,100	1,172
Volkswagen International Finance NV
1.625% due 03/22/15 (Þ)	1,625	1,644
Volvo Treasury AB
5.950% due 04/01/15 (Þ)	1,085	1,164
Willis Group Holdings PLC
4.125% due 03/15/16	1,560	1,638
Woolworths, Ltd.
2.550% due 09/22/15 (Þ)	430	444

		107,099

Mortgage-Backed Securities - 35.0%
Alternative Loan Trust
Series 2007-OA6 Class A1B 0.390% due 06/25/37 (Ê)	414	316
Series 2007-OA7 Class A1A 0.370% due 05/25/47 (Ê)	431	324
American Home Mortgage Investment Trust
Series 2004-4 Class 4A 2.416% due 02/25/45 (Ê)	107	107
Banc of America Commercial Mortgage Trust
Series 2006-4 Class A1A 5.617% due 07/10/46	1,273	1,409
Banc of America Funding Corp.
Series 2005-5 Class 1A11 5.500% due 09/25/35	286	288
Series 2005-D Class A1 2.639% due 05/25/35 (Ê)	155	156
Series 2006-G Class 2A3 0.362% due 07/20/36 (Ê)	763	737
Series 2007-E Class 4A1 2.899% due 07/20/47 (Ê)	411	318
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2005-2 Class A5 4.857% due 07/10/43	1,690	1,785
Series 2006-3 Class A4 5.889% due 07/10/44	1,330	1,477
Series 2006-6 Class A4 5.356% due 10/10/45	1,925	2,099

162	Russell Investment Grade Bond Fund

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Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Series 2007-1 Class A4 5.451% due 01/15/49	1,000	1,107
Series 2007-2 Class AAB 5.572% due 04/10/49	759	808
Series 2008-1 Class A4 6.207% due 02/10/51	650	749
Banc of America Mortgage Securities, Inc.
Series 2004-1 Class 5A1 6.500% due 09/25/33	12	12
Series 2004-2 Class 5A1 6.500% due 10/25/31	13	13
Series 2004-11 Class 2A1 5.750% due 01/25/35	179	183
Series 2005-H Class 2A5 3.107% due 09/25/35 (Ê)	488	435
Series 2006-2 Class A15 6.000% due 07/25/46	8	8
Series 2006-B Class 1A1 2.997% due 10/20/46 (Ê)	72	43
Bayview Commercial Asset Trust
Series 2005-3A Class A1 0.510% due 11/25/35 (Ê)(Þ)	671	532
Bear Stearns Adjustable Rate Mortgage Trust
Series 2002-11 Class 1A1 2.652% due 02/25/33 (Ê)	3	3
Series 2004-8 Class 2A1 3.041% due 11/25/34 (Ê)	341	333
Series 2004-9 Class 22A1 3.454% due 11/25/34 (Ê)	76	77
Series 2004-10 Class 22A1 2.976% due 01/25/35 (Ê)	69	65
Series 2005-2 Class A1 2.600% due 03/25/35 (Ê)	1,110	1,108
Series 2005-12 Class 13A1 5.382% due 02/25/36 (Ê)	65	60
Bear Stearns Alt-A Trust
Series 2004-13 Class A1 0.930% due 11/25/34 (Ê)	1,421	1,378
Series 2005-4 Class 23A1 2.708% due 05/25/35 (Ê)	305	278
Series 2005-7 Class 22A1 2.810% due 09/25/35 (Ê)	195	159
Bear Stearns Commercial Mortgage Securities
Series 2004-PWR3 Class A4 4.715% due 02/11/41	2,737	2,764
Series 2005-T20 Class A4A 5.143% due 10/12/42	2,325	2,502
Series 2006-T22 Class A4 5.580% due 04/12/38	1,115	1,219
Bear Stearns Commercial Mortgage Securities Trust
Series 2005-PWR7 Class A3 5.116% due 02/11/41	890	936
Series 2007-PW15 Class A4 5.331% due 02/11/44	1,250	1,368

	Principal Amount ($) or Shares	Fair Value $
Bear Stearns Structured Products, Inc.
Series 2007-R6 Class 1A1 2.624% due 01/26/36 (Ê)	320	241
Series 2007-R6 Class 2A1 2.759% due 12/26/46 (Ê)	157	106
CD 2006-CD2 Mortgage Trust
Series 2006-CD2 Class A1B 5.305% due 01/15/46	1,763	1,909
Citigroup Commercial Mortgage Trust
Series 2006-C5 Class A4 5.431% due 10/15/49	1,225	1,355
Citigroup Mortgage Loan Trust, Inc.
Series 2005-3 Class 2A2B 2.933% due 08/25/35 (Ê)	297	162
Series 2005-11 Class A2A 2.570% due 10/25/35 (Ê)	163	157
Series 2007-AR8 Class 2A1A 2.771% due 07/25/37 (Ê)	256	208
Commercial Mortgage Pass Through Certificates Series 2007-FL14 Class AJ 0.371% due 06/15/22 (Ê)(Þ)	3,140	3,119
Series 2013-CR8 Class XA
Interest Only STRIP 0.778% due 06/10/46	32,000	1,409
Commercial Mortgage Trust Series 2001-J2A Class E 6.922% due 07/16/34 (Þ)	670	787
Series 2006-GG7 Class A4 5.860% due 07/10/38	665	736
Series 2013-CR6 Class A4 3.101% due 03/10/46	1,485	1,409
Countrywide Asset-Backed Certificates Series 2005-IM1 Class A2 0.470% due 11/25/35 (Ê)	203	203
Countrywide Home Loan Mortgage Pass Through Trust Series 2004-22 Class A3 2.914% due 11/25/34 (Ê)	214	196
Series 2004-HYB9 Class 1A1 2.734% due 02/20/35 (Ê)	453	424
Series 2005-3 Class 1A2 0.480% due 04/25/35 (Ê)	716	591
Series 2005-HYB9 Class 3A2A 2.783% due 02/20/36 (Ê)	67	57
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CP4 Class D 6.610% due 12/15/35	407	407
Series 2003-C4 Class D 5.353% due 08/15/36	104	104
Series 2003-C5 Class D 5.116% due 12/15/36	680	688
Series 2004-C5 Class B 4.929% due 11/15/37	1,080	1,110
Series 2005-9 Class 2A1 5.500% due 10/25/35	590	574

Russell Investment Grade Bond Fund	163

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Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Credit Suisse Mortgage Capital Certificates Series 2006-C4 Class A3 5.467% due 09/15/39	645	708
Series 2007-C1 Class A3 5.383% due 02/15/40	2,458	2,649
Series 2007-C3 Class A4 5.683% due 06/15/39	2,011	2,236
Series 2007-C5 Class A3 5.694% due 09/15/40	545	558
Series 2007-C5 Class A4 5.695% due 09/15/40	1,200	1,339
Series 2008-C1 Class A2FL 2.591% due 02/15/41 (Ê)(Þ)	1,814	1,847
Series 2008-C1 Class A3 6.051% due 02/15/41	1,570	1,794
CW Capital Cobalt, Ltd. Series 2007-C3 Class A4 5.772% due 05/15/46	1,700	1,913
DBRR Trust Series 2011-LC2 Class A4A 4.537% due 07/12/44 (Þ)	690	749
Series 2012-EZ1 Class A 0.946% due 09/25/45 (Þ)	1,052	1,054
Series 2012-EZ1 Class B 1.393% due 09/25/45 (Þ)	680	680
Series 2013-EZ2 Class A 0.853% due 02/25/45 (Þ)	1,040	1,036
Deutsche ALT-A Securities, Inc. Alternate Loan Trust Series 2005-AR1 Class 2A3 1.831% due 08/25/35 (Ê)	938	694
Downey Savings & Loan Association Mortgage Loan Trust Series 2004-AR3 Class 1A1B 2.493% due 07/19/44 (Ê)	73	71
Extended Stay America Trust Series 2013-ESFL Class A1FL 0.995% due 12/05/31 (Ê)(Þ)	600	599
Series 2013-ESFL Class CFL 1.695% due 12/05/31 (Ê)(Þ)	340	338
Series 2013-ESH7 Class A27 2.958% due 12/05/31 (Þ)	1,100	1,067
Series 2013-ESH7 Class B7 3.604% due 12/05/31 (Þ)	170	163
Fannie Mae
5.500% due 2015	144	152
6.500% due 2015	1	1
7.000% due 2015	1	1
5.500% due 2016	97	102
6.000% due 2016	9	9
6.500% due 2016	23	24
5.000% due 2017	87	93
5.500% due 2017	241	255
6.000% due 2017	254	267
6.500% due 2017	53	57
7.500% due 2017	—	—
8.500% due 2017	1	1

	Principal Amount ($) or Shares	Fair Value $
5.000% due 2018	184	196
5.500% due 2018	834	883
6.500% due 2018	65	71
4.000% due 2019	245	260
5.000% due 2019	402	428
6.500% due 2019	35	39
2.900% due 2020	1,038	1,058
3.375% due 2020	1,424	1,473
3.500% due 2020	627	658
3.975% due 2020	1,635	1,749
4.000% due 2020	162	172
4.400% due 2020	1,160	1,271
4.672% due 2020	1,497	1,660
4.762% due 2020	1,545	1,717
5.000% due 2020	199	212
5.500% due 2020	1,503	1,623
6.500% due 2020	16	17
4.000% due 2021	530	561
4.299% due 2021	1,073	1,162
5.500% due 2021	664	710
2.500% due 2022	2,579	2,629
4.500% due 2022	155	164
5.000% due 2022	163	175
5.500% due 2022	206	223
2.545% due 2023	1,539	1,460
4.500% due 2023	562	599
5.000% due 2023	248	266
5.500% due 2023	199	213
4.500% due 2024	533	567
5.000% due 2024	34	37
5.500% due 2024	576	610
8.000% due 2024	33	39
8.500% due 2024	6	7
9.000% due 2024	2	2
3.500% due 2025	545	572
4.000% due 2025	840	889
4.500% due 2025	1,160	1,234
7.000% due 2025	7	8
8.500% due 2025	15	15
3.000% due 2026	418	430
3.500% due 2026	5,925	6,239
4.000% due 2026	1,875	1,985
4.500% due 2026	76	81
5.000% due 2026	519	566
6.000% due 2026	63	69
7.000% due 2026	12	14
9.000% due 2026	2	3
3.000% due 2027	1,203	1,239
3.500% due 2027	173	182
7.000% due 2027	2	2
9.000% due 2027	1	1
5.000% due 2028	1,353	1,462
5.635% due 2028	775	785
4.000% due 2030	341	355
8.000% due 2030	45	54
8.000% due 2031	45	53
3.000% due 2032	2,620	2,603

164	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

3.500% due 2032	1,976	2,016
6.000% due 2032	69	77
6.150% due 2032 (Ê)	341	371
8.000% due 2032	3	3
3.000% due 2033	3,877	3,852
4.500% due 2033	1,445	1,531
5.000% due 2033	722	779
5.500% due 2033	765	849
6.000% due 2033	63	70
6.150% due 2033 (Ê)	258	279
6.500% due 2033	148	165
4.500% due 2034	35	37
5.000% due 2034	399	431
5.500% due 2034	1,490	1,632
6.000% due 2034	473	523
6.500% due 2034	252	286
2.433% due 2035 (Ê)	231	244
2.540% due 2035 (Ê)	79	84
4.500% due 2035	292	310
5.000% due 2035	5,836	6,291
5.500% due 2035	229	250
6.000% due 2035	839	927
5.000% due 2036	3,127	3,371
5.500% due 2036	2,640	2,877
6.000% due 2036	829	913
6.500% due 2036	411	457
5.000% due 2037	240	259
5.500% due 2037	1,658	1,806
6.000% due 2037	1,994	2,184
6.500% due 2037	289	320
5.000% due 2038	1,031	1,111
5.500% due 2038	1,199	1,305
6.000% due 2038	1,133	1,239
6.500% due 2038	409	460
4.500% due 2039	1,010	1,070
5.000% due 2039	119	128
5.500% due 2039	756	823
6.500% due 2039	98	109
4.000% due 2040	846	883
4.500% due 2040	2,256	2,392
5.000% due 2040	1,661	1,791
5.500% due 2040	499	546
6.000% due 2040	883	965
3.500% due 2041	1,620	1,636
4.000% due 2041	6,930	7,205
4.500% due 2041	1,893	2,008
5.000% due 2041	1,586	1,718
5.500% due 2041	727	791
6.000% due 2041	2,654	2,901
4.000% due 2042	1,072	1,114
4.000% due 2043	672	699
1.369% due 2044 (Ê)	54	55
15 Year TBA (Ï) 2.500%	22,685	22,668
3.000%	11,195	11,518
3.500%	1,070	1,122
4.500%	1,000	1,064
5.000%	145	154

	Principal Amount ($) or Shares	Fair Value $
30 Year TBA (Ï) 3.000%	32,400	31,403
3.500%	60,880	61,353
4.000%	82,465	85,636
4.500%	16,615	17,604
5.000%	16,295	17,555
5.500%	5,925	6,453
6.000%	5,105	5,584
Series 2003-343 Class 6
Interest Only STRIP 5.000% due 10/01/33	251	38
Series 2003-345 Class 18
Interest Only STRIP 4.500% due 12/01/18	385	22
Series 2003-345 Class 19
Interest Only STRIP 4.500% due 01/01/19	421	23
Series 2005-365 Class 12
Interest Only STRIP 5.500% due 12/01/35	614	92
Series 2006-369 Class 8
Interest Only STRIP 5.500% due 04/01/36	131	20
Fannie Mae Grantor Trust Series 2002-T5 Class A1 0.430% due 05/25/32 (Ê)	357	343
Series 2002-T19 Class A1 6.500% due 07/25/42	81	93
Fannie Mae REMICS Series 1992-158 Class ZZ 7.750% due 08/25/22	65	74
Series 2003-32 Class FH 0.590% due 11/25/22 (Ê)	14	14
Series 2003-35 Class FY 0.590% due 05/25/18 (Ê)	218	219
Series 2005-117 Class LC 5.500% due 11/25/35	1,024	1,111
Series 2006-5 Class 3A2 2.563% due 05/25/35 (Ê)	28	29
Series 2007-30 Class AF 0.500% due 04/25/37 (Ê)	220	221
Series 2007-73 Class A1 0.250% due 07/25/37 (Ê)	182	171
Series 2009-70 Class PS
Interest Only STRIP 6.560% due 01/25/37 (Ê)	5,200	700
Series 2009-96 Class DB 4.000% due 11/25/29	1,285	1,374
Series 2010-112 Class PI
Interest Only STRIP 6.000% due 10/25/40	3,034	485
Series 2011-127 Class FA 0.640% due 12/25/41 (Ê)	453	457
Fannie Mae Whole Loan Series 2003-W1 Class 1A1 6.039% due 12/25/42	33	36
Series 2003-W2 Class 1A1 6.500% due 07/25/42	111	127

Russell Investment Grade Bond Fund	165

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Series 2004-W2 Class 2A2 7.000% due 02/25/44	116	136
Series 2004-W2 Class 5AF 0.540% due 03/25/44 (Ê)	173	167
Series 2004-W12 Class 1A1 6.000% due 07/25/44	567	643
Fannie Mae-Aces Series 2006-M2 Class A2F 5.259% due 05/25/20	348	391
Series 2011-M4 Class A2 3.726% due 06/25/21	260	273
Series 2012-M12 Class 1A 2.840% due 08/25/22	2,007	1,964
Series 2012-M15 Class A 2.657% due 10/25/22	1,558	1,491
FDIC Guaranteed Notes Trust Series 2010-S1 Class 1A 0.745% due 02/25/48 (Ê)(Þ)	313	313
Federal Home Loan Bank 4.500% due 07/01/41	131	138
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Series 2010-K009 Class A2 3.808% due 08/25/20	1,955	2,078
Series 2011-K014 Class X1
Interest Only STRIP 1.264% due 04/25/21	4,631	357
Series 2011-K702 Class X1 Interest Only STRIP 1.549% due 02/25/18	5,205	311
Series 2012-K019 Class A2 2.272% due 03/25/22	400	371
Series 2012-K020 Class A2 2.373% due 05/25/22	1,510	1,408
Series 2012-K020 Class X1
Interest Only STRIP 1.476% due 05/25/22	7,710	759
Series 2012-K022 Class A2 2.355% due 07/25/22	1,930	1,785
Series 2012-K501 Class X1A
Interest Only STRIP 1.753% due 08/25/16	20,010	775
Series 2012-K706 Class X1
Interest Only STRIP 1.593% due 10/25/18	9,004	641
Series 2012-K708 Class A2 2.130% due 01/25/19	200	199
Series 2013-K024 Class X1
Interest Only STRIP 0.905% due 09/25/22	8,188	513
Series 2013-K025 Class A1 1.875% due 04/25/22	505	495
Series 2013-KS01 Class A2 2.522% due 01/25/23	695	652
Series 2013-KSMC Class A2 2.615% due 01/25/23	875	817

	Principal Amount ($) or Shares	Fair Value $
Federal Home Loan Mortgage Corp. Structured Pass Through Securities Series 2003-54 Class 2A 6.500% due 02/25/43	302	360
Series 2005-63 Class 1A1 1.369% due 02/25/45 (Ê)	34	34
FHA Project Citi 68 NP 7.430% due 06/27/21	29	29
Freddie Mac 6.000% due 2016	38	40
9.000% due 2016	18	19
6.000% due 2017	89	96
8.000% due 2017	1	1
4.500% due 2018	182	193
5.000% due 2018	45	48
4.500% due 2019	63	66
5.000% due 2019	132	140
5.500% due 2019	182	196
6.000% due 2022	8	8
5.500% due 2024	239	254
9.000% due 2024	4	4
3.500% due 2025	2,269	2,383
6.500% due 2025	4	5
8.000% due 2025	6	7
9.000% due 2025	5	5
3.000% due 2026	193	199
9.000% due 2026	1	1
2.482% due 2027 (Ê)	11	12
2.500% due 2027	1,362	1,362
5.000% due 2027	3	3
6.500% due 2027	—	—
8.500% due 2027	20	24
5.000% due 2028	288	311
6.000% due 2028	313	342
6.500% due 2028	72	81
6.500% due 2029	83	93
2.533% due 2030 (Ê)	4	4
6.500% due 2031	110	126
5.500% due 2032	277	302
6.000% due 2032	30	34
6.500% due 2032	191	217
7.000% due 2032	138	157
7.500% due 2032	21	25
5.500% due 2033	130	142
6.000% due 2033	2	3
4.500% due 2034	89	94
5.000% due 2034	812	874
5.500% due 2034	400	435
6.000% due 2034	53	60
6.500% due 2034	51	57
5.000% due 2035	617	662
5.500% due 2035	569	617
6.000% due 2035	122	137
5.000% due 2036	195	212
5.500% due 2036	459	496
6.000% due 2036	187	205
5.000% due 2037	227	243

166	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

5.500% due 2037	283	305
5.775% due 2037 (Ê)	971	1,040
6.000% due 2037	382	416
5.000% due 2038	613	657
5.500% due 2038	2,203	2,379
6.000% due 2038	2,252	2,455
4.500% due 2039	568	599
5.500% due 2039	44	47
6.000% due 2039	218	237
4.000% due 2040	2,685	2,797
4.500% due 2040	1,554	1,638
5.000% due 2040	409	440
5.500% due 2040	156	168
6.000% due 2040	106	115
4.000% due 2041	7,511	7,824
4.500% due 2041	3,636	3,839
5.000% due 2041	1,366	1,474
3.000% due 2042	1,166	1,128
4.000% due 2042	875	907
4.500% due 2042	666	703
3.500% due 2043	1,595	1,608
30 Year TBA (Ï) 3.000%	6,535	6,312
3.500%	6,315	6,350
4.000%	2,015	2,090
4.500%	(1,000)	(1,054)
5.000%	(500)	(536)
6.000%	(1,000)	(1,091)
Freddie Mac REMICS Series 1991-1053 Class G 7.000% due 03/15/21	11	13
Series 1998-2104 Class ZM 6.000% due 12/15/28	138	154
Series 2000-2266 Class F 0.641% due 11/15/30 (Ê)	4	4
Series 2002-2533 Class Z 5.500% due 12/15/32	2,821	3,088
Series 2006-3123 Class HT 5.000% due 03/15/26	976	1,069
Series 2006-R006 Class ZA 6.000% due 04/15/36	2,647	2,906
Series 2007-3335 Class BF 0.341% due 07/15/19 (Ê)	196	196
Series 2007-3335 Class FT 0.341% due 08/15/19 (Ê)	275	275
Series 2009-3569 Class NY 5.000% due 08/15/39	3,600	3,979
Series 2010-3653 Class B 4.500% due 04/15/30	1,545	1,672
Series 2012-3989 Class BW 3.500% due 01/15/27	3,180	3,213
Series 2012-4019 Class JD 3.000% due 05/15/41	752	766
FREMF Mortgage Trust Series 2013-K24 Class B 3.502% due 11/25/45 (Þ)	1,150	1,018
GE Business Loan Trust Series 2003-2A Class A 0.561% due 11/15/31 (Ê)(Þ)	1,751	1,677

	Principal Amount ($) or Shares	Fair Value $
GE Capital Commercial Mortgage Corp. Series 2005-C3 Class A7B 5.035% due 07/10/45	750	801
Ginnie Mae I 8.000% due 2017	2	2
10.500% due 2020	3	2
8.000% due 2022	6	7
8.500% due 2022	7	8
8.500% due 2024	5	4
8.000% due 2025	13	13
9.000% due 2025	8	8
8.000% due 2026	31	36
3.000% due 2027	1,683	1,744
7.000% due 2029	2	2
8.000% due 2029	5	6
8.500% due 2029	18	18
8.000% due 2030	16	17
7.000% due 2031	133	160
7.000% due 2032	45	52
7.000% due 2033	13	15
5.000% due 2038	57	62
5.000% due 2039	1,851	2,004
5.000% due 2041	75	81
30 Year TBA (Ï) 3.000%	2,230	2,182
3.500%	1,000	1,018
Ginnie Mae II 1.625% due 2027 (Ê)	20	20
1.750% due 2030 (Ê)	7	8
2.000% due 2030 (Ê)	49	51
7.500% due 2032	3	4
4.500% due 2038	341	366
4.500% due 2039	312	334
5.500% due 2039	302	330
3.500% due 2040 (Ê)	7,431	7,812
4.000% due 2040 (Ê)	1,348	1,426
4.000% due 2041	714	750
4.500% due 2041	3,721	3,975
5.500% due 2041	35	39
4.000% due 2042	2,943	3,081
4.500% due 2042	2,644	2,814
5.390% due 2059	1,232	1,342
5.245% due 2061	848	951
4.473% due 2062	2,882	3,154
4.564% due 2062	2,609	2,866
4.845% due 2062	400	441
4.478% due 2063	1,029	1,126
4.519% due 2063	2,620	2,878
4.652% due 2063	382	413
4.661% due 2063	157	170
4.732% due 2063	272	300
30 Year TBA (Ï) 3.000%	4,810	4,706
3.500%	12,230	12,444
4.000%	425	444
Government National Mortgage Association Series 1999-44 Class ZG 8.000% due 12/20/29	102	122

Russell Investment Grade Bond Fund	167

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Series 2004-93 Class PC 5.000% due 04/16/34	2,650	2,816
Series 2007-12 Class C 5.278% due 04/16/41	1,095	1,183
Series 2007-26 Class SD
Interest Only STRIP 6.608% due 05/16/37 (Ê)	3,853	723
Series 2010-74 Class IO
Interest Only STRIP 0.867% due 03/16/50	9,081	362
Series 2010-116 Class MP 3.500% due 09/16/40	3,565	3,733
Series 2010-124 Class C 3.392% due 03/16/45	525	544
Series 2010-155 Class IO
Interest Only STRIP 1.263% due 06/16/39	8,883	594
Series 2010-H04 Class BI
Interest Only STRIP 1.386% due 04/20/60	4,901	305
Series 2010-H12 Class PT 5.470% due 11/20/59	4,004	4,339
Series 2010-H22 Class JI
Interest Only STRIP 2.496% due 11/20/60	7,738	868
Series 2011-1 Class A 2.239% due 12/16/31	251	252
Series 2011-127 Class IO
Interest Only STRIP 1.535% due 03/16/47	4,447	307
Series 2011-H02 Class BI
Interest Only STRIP 0.411% due 02/20/61	19,543	360
Series 2012-115 Class A 2.131% due 04/16/45	423	420
Series 2012-115 Class IO
Interest Only STRIP 0.433% due 04/16/54	6,577	336
Series 2012-147 Class AE 1.750% due 07/16/47	1,287	1,256
Series 2012-H11 Class CI
Interest Only STRIP 2.898% due 04/20/62	5,095	510
Series 2012-H23 Class FI
Interest Only STRIP 0.783% due 10/20/62	6,601	223
Series 2013-40 Class IO
Interest Only STRIP 1.085% due 06/16/54	5,405	401
Series 2013-H03 Class HI
Interest Only STRIP 2.573% due 12/20/62	4,931	625
Series 2013-H06 Class HI
Interest Only STRIP 2.936% due 01/20/63	10,519	1,346
Series 2013-H07 Class JL
Interest Only STRIP 2.617% due 03/20/63	10,867	1,447

	Principal Amount ($) or Shares	Fair Value $
Greenpoint Mortgage Pass-Through Certificates Series 2003-1 Class A1 2.920% due 10/25/33 (Ê)	131	129
GS Mortgage Securities Corp. II Series 2011-ALF Class A 2.716% due 02/10/21 (Þ)	850	852
Series 2011-GC5 Class A4 3.707% due 08/10/44	1,210	1,237
Series 2012-GCJ9 Class A3 2.773% due 11/10/45	925	859
GS Mortgage Securities Trust Series 2012-GCJ7 Class XA Interest Only STRIP 2.608% due 05/10/45	9,366	1,278
GSMPS Mortgage Loan Trust Series 2004-4 Class 1AF 0.590% due 06/25/34 (Å)(Ê)	504	439
GSR Mortgage Loan Trust Series 2005-AR7 Class 6A1 5.084% due 11/25/35 (Ê)	1,142	1,109
HarborView Mortgage Loan Trust Series 2004-4 Class 3A 1.320% due 06/19/34 (Ê)	70	69
Series 2005-4 Class 3A1 2.758% due 07/19/35 (Ê)	219	186
Series 2006-3 Class 1A1A 2.787% due 06/19/36 (Ê)	2,353	1,525
Homestar Mortgage Acceptance Corp. Series 2004-5 Class A1 0.640% due 10/25/34 (Ê)	2,522	2,443
Impac CMB Trust Series 2004-5 Class 1A1 0.910% due 10/25/34 (Ê)	293	284
IndyMac INDX Mortgage Loan Trust Series 2004-AR6 Class 5A1 2.577% due 10/25/34 (Ê)	1,432	1,368
Series 2005-AR15 Class A2 4.694% due 09/25/35 (Ê)	160	138
Irvine Core Office Trust Series 2013-IRV Class A1 2.068% due 05/15/48 (Þ)	729	710
JPMorgan Chase Commercial Mortgage Securities Trust Series 2003-C1 Class D 5.192% due 01/12/37	198	199
Series 2003-PM1A Class B 5.527% due 08/12/40	680	680
Series 2005-LDP2 Class A3 4.697% due 07/15/42	9	9
Series 2006-LDP8 Class A3B 5.447% due 05/15/45	820	838
Series 2006-LDP8 Class A4 5.399% due 05/15/45	1,055	1,164
Series 2007-CB18 Class A4 5.440% due 06/12/47	1,300	1,440
Series 2007-CB20 Class ASB 5.688% due 02/12/51	888	957

168	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

JPMorgan Chase Commercial Mortgage Series Series 2004-LN2 Class B 5.129% due 07/15/41	500	508
JPMorgan Mortgage Trust Series 2005-A1 Class 6T1 4.354% due 02/25/35 (Ê)	64	64
LB-UBS Commercial Mortgage Trust Series 2004-C7 Class A1A 4.475% due 10/15/29	338	350
Series 2005-C3 Class A5 4.739% due 07/15/30	450	472
Series 2007-C6 Class A4 5.858% due 07/15/40	1,170	1,293
Mastr Alternative Loan Trust
Series 2003-4 Class B1 5.842% due 06/25/33	205	201
Series 2004-10 Class 5A6 5.750% due 09/25/34	367	373
Merrill Lynch Floating Trust Series 2008-LAQA Class A2 0.732% due 07/09/21 (Ê)(Þ)	3,900	3,828
Merrill Lynch Mortgage Investors Trust MLMI Series 2005-A10 Class A 0.400% due 02/25/36 (Ê)	177	159
Merrill Lynch Mortgage Trust Series 2003-KEY1 Class A4 5.236% due 11/12/35	864	865
Series 2005-CIP1 Class AM 5.107% due 07/12/38	965	1,033
Series 2008-C1 Class A4 5.690% due 02/12/51	1,385	1,566
MLCC Mortgage Investors, Inc. Series 2005-2 Class 3A 1.190% due 10/25/35 (Ê)	90	89
Series 2005-3 Class 4A 0.440% due 11/25/35 (Ê)	39	36
ML-CFC Commercial Mortgage Trust Series 2007-5 Class A4 5.378% due 08/12/48	1,000	1,102
Series 2007-7 Class A4 5.736% due 06/12/50	1,460	1,634
Series 2007-8 Class ASB 5.830% due 08/12/49	645	674
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7 Class AS 3.214% due 02/15/46	725	674
Morgan Stanley Capital I Trust Series 2003-T11 Class A4 5.150% due 06/13/41	50	50
Morgan Stanley Capital I, Inc. Series 2004-IQ7 Class A4 5.398% due 06/15/38	309	316
Series 2005-HQ5 Class A4 5.168% due 01/14/42	1,125	1,172
Series 2005-T19 Class A4A 4.890% due 06/12/47	1,205	1,278

	Principal Amount ($) or Shares	Fair Value $
Series 2006-T21 Class A4 5.162% due 10/12/52	1,135	1,225
Series 2006-T23 Class A4 5.811% due 08/12/41	1,310	1,458
Series 2011-C3 Class A2 3.224% due 07/15/49	400	421
Series 2011-C3 Class A4 4.118% due 07/15/49	235	246
Morgan Stanley Mortgage Loan Trust Series 2004-6AR Class 1A 0.640% due 07/25/34 (Ê)	1,761	1,703
Motel 6 Trust Series 2012-MTL6 Class A1 1.500% due 10/05/25 (Þ)	1,093	1,079
Series 2012-MTL6 Class A2 1.948% due 10/05/25 (Þ)	750	738
Series 2012-MTL6 Class XA1 Interest Only STRIP 3.005% due 10/05/25 (Þ)	6,760	274
NCUA Guaranteed Notes Series 2010-R1 Class 2A 1.840% due 10/07/20	4,660	4,672
NorthStar Mortgage Trust Series 2012-1 Class A 1.393% due 08/25/29 (Ê)(Þ)	581	580
OBP Depositor LLC Trust Series 2010-OBP Class A 4.646% due 07/15/45 (Þ)	910	988
Prime Mortgage Trust Series 2004-CL1 Class 1A2 0.590% due 02/25/34 (Ê)	43	42
Series 2004-CL1 Class 2A2 0.590% due 02/25/19 (Ê)	1	1
RALI Trust Series 2005-QA10 Class A41 3.745% due 09/25/35 (Ê)	501	372
Series 2005-QO3 Class A1 0.590% due 10/25/45 (Ê)	555	381
Series 2006-QO7 Class 3A2 0.395% due 09/25/46 (Ê)	752	440
RREF LLC Series 2013-LT2 Class A 2.833% due 05/22/28 (Þ)	493	493
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP2 Class A1 7.000% due 12/25/18	43	47
Structured Asset Mortgage Investments Series 2005-AR5 Class A2 0.442% due 07/19/35 (Ê)	190	175
Structured Asset Securities Corp. Series 2003-34A Class 5A4 2.529% due 11/25/33 (Ê)	1,346	1,325
Series 2006-11 Class A1 2.717% due 10/28/35 (Ê)(Þ)	66	62
Wachovia Bank Commercial Mortgage Trust Series 2006-WL7A Class A2 0.312% due 09/15/21 (Ê)(Þ)	492	490

Russell Investment Grade Bond Fund	169

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Series 2007-WHL8 Class A1 0.271% due 06/15/20 (Ê)(Þ)	74	74
Wachovia Bank Commercial Mortgage Trust Series Series 2006-C24 Class A1A 5.557% due 03/15/45	2,589	2,816
Wachovia Commercial Mortgage Securities, Inc. Pass-Thru Certificates Series Series 2003-C9 Class B 5.109% due 12/15/35	290	294
Series 2003-C9 Class D 5.209% due 12/15/35	790	795
Washington Mutual Mortgage Pass-Through Certificates Series 2003-AR9 Class 1A7 2.429% due 09/25/33 (Ê)	62	61
Series 2003-AR10 Class A7 2.501% due 10/25/33 (Ê)	538	540
Series 2005-AR13 Class A1A1 0.480% due 10/25/45 (Ê)	63	57
Series 2007-OA2 Class 2A 0.863% due 01/25/47 (Ê)	277	168
Wells Fargo Mortgage Backed Securities Trust Series 2003-17 Class 2A10 5.500% due 01/25/34	684	718
Series 2004-CC Class A1 2.619% due 01/25/35 (Ê)	179	177
Series 2006-2 Class 2A3 5.500% due 03/25/36	230	218
Series 2006-AR2 Class 2A1 2.640% due 03/25/36	287	283
Series 2006-AR8 Class 1A3 2.679% due 04/25/36 (Ê)	1,293	1,260
WFRBS Commercial Mortgage Trust Series 2011-C5 Class A4 3.667% due 11/15/44	1,105	1,122
Series 2012-C7 Class A2 3.431% due 06/15/45	1,630	1,609
Series 2013-C14 Class XA 0.943% due 06/15/46	25,385	1,561

		674,369

Municipal Bonds - 1.4%
Brazos Higher Education Authority Revenue Bonds 0.584% due 12/26/24 (Ê)	338	326
City of Houston Texas General Obligation Limited 6.290% due 03/01/32	775	885
City of New York New York General Obligation Unlimited 6.246% due 06/01/35	600	646
County of Clark Nevada Airport System Revenue Bonds 6.820% due 07/01/45	200	255
Iowa Tobacco Settlement Authority Revenue Bonds 6.500% due 06/01/23	60	56

	Principal Amount ($) or Shares		Fair Value $
Los Angeles Community College District General Obligation Unlimited 6.750% due 08/01/49		3,900	4,890
Los Angeles Unified School District General Obligation Unlimited 6.758% due 07/01/34		100	123
Massachusetts School Building Authority Revenue Bonds 5.468% due 06/15/27		5,000	5,566
Municipal Electric Authority of Georgia Revenue Bonds 6.637% due 04/01/57		180	192
7.055% due 04/01/57		1,410	1,382
New York City Water & Sewer System Revenue Bonds 6.491% due 06/15/42		1,700	1,921
New York State Dormitory Authority Revenue Bonds 5.000% due 03/15/34		2,000	2,095
Public Power Generation Agency Revenue Bonds 7.242% due 01/01/41		300	329
San Diego County Regional Airport Authority Revenue Bonds 6.628% due 07/01/40		500	549
San Diego Tobacco Settlement Revenue Funding Corp. Revenue Bonds 7.125% due 06/01/32		240	208
South Carolina Student Loan Corp. Revenue Bonds 0.395% due 12/01/20 (Ê)		900	886
State of California General Obligation Unlimited 6.200% due 10/01/19		345	405
6.650% due 03/01/22		850	1,009
7.500% due 04/01/34		100	130
7.550% due 04/01/39		325	436
7.600% due 11/01/40		625	848
State of Illinois General Obligation Unlimited 5.665% due 03/01/18		900	992
4.350% due 06/01/18		1,070	1,116
5.877% due 03/01/19		335	369
5.100% due 06/01/33		875	808
State of Texas General Obligation Unlimited 5.517% due 04/01/39		500	573
Tobacco Settlement Finance Authority Revenue Bonds 7.467% due 06/01/47		450	377

			27,372

Non-US Bonds - 2.1%
Bumper 2 SA Series 2011-2 Class A 1.373% due 02/23/23 (Ê)	EUR	3,433	4,596

170	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Fair Value $

Chester Asset Receivables Dealings PLC Series 2004-1 Class A 0.696% due 04/15/16 (Ê)	GBP	800	1,215
Fosse Master Issuer PLC Series 2011-1X Class A7 1.619% due 10/18/54 (Ê)	EUR	3,000	4,078
Granite Master Issuer PLC Series 2005-2 Class A5 0.402% due 12/20/54 (Ê)	EUR	743	971
Series 2005-2 Class A7 0.813% due 12/20/54 (Ê)	GBP	204	303
Series 2005-4 Class A5 0.322% due 12/20/54 (Ê)	EUR	963	1,258
Series 2006-4 Class A7 0.342% due 12/20/54 (Ê)	EUR	379	496
Granite Mortgages PLC Series 2004-2 Class 3A 0.829% due 06/20/44 (Ê)	GBP	2,438	3,634
HIGHWAY BV Series 2012-1 Class A 1.231% due 03/26/24 (Ê)	EUR	3,494	4,667
Holmes Master Issuer PLC Series 2010-1X Class A4 1.718% due 10/15/54 (Ê)	EUR	8,000	10,893
Hyde Park CDO BV Series 2006-1A Class A1 0.569% due 06/14/22 (Ê)(Þ)	EUR	828	1,079
Junta de Castilla y Leon 6.505% due 03/01/19	EUR	265	389
Province of British Columbia 4.300% due 06/18/42	CAD	100	103
Province of Ontario Canada 4.300% due 03/08/17	CAD	100	105
4.200% due 06/02/20	CAD	700	737
3.150% due 06/02/22	CAD	1,600	1,544
4.700% due 06/02/37	CAD	400	429
4.600% due 06/02/39	CAD	300	318
Province of Quebec Canada 4.250% due 12/01/21	CAD	1,200	1,259
3.500% due 12/01/22	CAD	900	885
Silenus European Loan Conduit NO 25, Ltd. Series 2007-25X Class A 0.353% due 05/15/19 (Ê)	EUR	34	43
Titrisocram Series 2012-1 Class A 1.098% due 03/25/22 (Ê)	EUR	927	1,241

			40,243

United States Government Agencies - 2.7%
Fannie Mae 0.500% due 01/29/16		3,105	3,097
5.250% due 09/15/16		145	165
5.000% due 05/11/17		200	228
5.375% due 06/12/17		100	116
7.125% due 01/15/30		240	339

	Principal Amount ($) or Shares	Fair Value $

7.250% due 05/15/30	230	327
6.625% due 11/15/30	415	562
Federal Farm Credit Banks 5.125% due 08/25/16	310	351
0.150% due 09/19/14 (Ê)	2,010	2,011
Federal Home Loan Banks 2.500% due 05/26/15	1,690	1,651
0.500% due 07/01/15	1,660	1,660
0.550% due 06/03/16	1,785	1,775
Federal Home Loan Mortgage Corp. 0.600% due 03/28/16	1,560	1,555
2.500% due 05/27/16	390	410
2.000% due 08/25/16	2,815	2,924
1.000% due 03/08/17	200	200
1.000% due 06/29/17	1,300	1,293
1.000% due 09/29/17	400	395
0.875% due 03/07/18	2,665	2,595
1.750% due 05/30/19	600	595
1.250% due 08/01/19	100	95
1.250% due 10/02/19	700	665
1.375% due 05/01/20	875	826
2.375% due 01/13/22	4,360	4,233
Series 0001 0.550% due 02/27/15	775	775
Federal National Mortgage Association 0.500% due 10/22/15	1,490	1,489
0.650% due 03/28/16	2,335	2,329
0.500% due 03/30/16	5,600	5,589
2.375% due 04/11/16	215	225
0.375% due 07/05/16	6,155	6,091
1.125% due 04/27/17	700	701
0.875% due 10/26/17	3,700	3,628
0.875% due 05/21/18	100	97
1.600% due 12/24/20	1,205	1,132
6.000% due 04/18/36	95	105
Series 1 0.500% due 09/28/15	1,225	1,226
Freddie Mac 5.050% due 01/26/15	690	739
6.250% due 07/15/32	115	153
Tennessee Valley Authority 6.150% due 01/15/38	345	424

		52,771

United States Government Treasuries - 21.5%
United States Treasury Principal Only STRIP Zero coupon due 11/15/27	2,200	1,359
United States Treasury Inflation Indexed Bonds 0.500% due 04/15/15	2,306	2,369
0.125% due 04/15/16	5,619	5,793
0.125% due 04/15/17	8,286	8,563
0.125% due 04/15/18	4,676	4,826
2.125% due 01/15/19	325	370
1.875% due 07/15/19	436	496
1.375% due 01/15/20	539	592

Russell Investment Grade Bond Fund	171

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

1.250% due 07/15/20	641	702
1.125% due 01/15/21	106	115
0.625% due 07/15/21	310	323
0.125% due 01/15/22	206	204
0.125% due 07/15/22	2,026	1,999
0.125% due 01/15/23	202	197
2.375% due 01/15/25	9,886	11,842
2.000% due 01/15/26	704	815
2.375% due 01/15/27	8,432	10,157
1.750% due 01/15/28	6,338	7,103
2.500% due 01/15/29	1,953	2,404
2.125% due 02/15/41	2,819	3,389
United States Treasury Notes 0.250% due 09/15/14	7,620	7,627
0.250% due 01/15/15	9,940	9,946
4.000% due 02/15/15	170	180
0.375% due 06/15/15	18,705	18,734
0.250% due 07/31/15	8,700	8,690
0.375% due 11/15/15	7,300	7,296
0.375% due 01/15/16	7,800	7,787
0.250% due 04/15/16	13,110	13,017
2.000% due 04/30/16	255	265
0.500% due 06/15/16	7,120	7,106
1.500% due 06/30/16	10,585	10,862
1.000% due 08/31/16	6,120	6,184
1.000% due 10/31/16	570	575
0.875% due 02/28/17	1,990	1,991
1.875% due 08/31/17	1,150	1,187
1.875% due 09/30/17	9,370	9,662
0.750% due 12/31/17	3,000	2,942
0.875% due 01/31/18	2,000	1,968
0.750% due 02/28/18	5,590	5,464
0.750% due 03/31/18	6,400	6,244
0.625% due 04/30/18	10,200	9,875
2.625% due 04/30/18	1,155	1,225
1.000% due 05/31/18	16,000	15,745
1.375% due 06/30/18	20,945	20,950
1.375% due 07/31/18	2,060	2,058
1.375% due 09/30/18	14,045	13,992
1.375% due 02/28/19	7,290	7,208
1.125% due 05/31/19	9,700	9,406
1.000% due 08/31/19	12,700	12,147
1.000% due 09/30/19	13,270	12,669
1.250% due 10/31/19	1,700	1,646
1.000% due 11/30/19	6,700	6,369
1.125% due 12/31/19	400	382
1.375% due 01/31/20	4,400	4,264
1.250% due 02/29/20	2,000	1,918
1.125% due 03/31/20	5,500	5,223
1.125% due 04/30/20	1,700	1,611
1.375% due 05/31/20	1,200	1,154
2.000% due 07/31/20	1,710	1,708
2.125% due 08/15/21	1,370	1,356
2.000% due 02/15/22	1,000	971
1.750% due 05/15/22	800	757
1.625% due 08/15/22	12,490	11,627
1.625% due 11/15/22	7,370	6,822

	Principal Amount ($) or Shares	Fair Value $

2.000% due 02/15/23	4,300	4,099
1.750% due 05/15/23	27,795	25,780
6.500% due 11/15/26	480	666
6.125% due 11/15/27	1,865	2,520
5.375% due 02/15/31	4,620	5,906
4.375% due 02/15/38	3,245	3,712
3.500% due 02/15/39	3,735	3,705
4.375% due 05/15/40	1,095	1,253
3.875% due 08/15/40	1,410	1,487
3.125% due 11/15/41	2,010	1,835
2.750% due 08/15/42	6,275	5,269
3.125% due 02/15/43	17,330	15,738

		414,398

Total Long-Term Investments (cost $1,728,250)		1,723,974

Preferred Stocks - 0.2%
Financial Services - 0.2%
DG Funding Trust (Å)	392	2,774

Total Preferred Stocks (cost $4,150)		2,774

	Notional Amount $
Options Purchased - 0.0%
(Number of Contracts)
Swaptions
(Fund Receives/Fund Pays)
USD 0.450%/USD Three Month LIBOR Mar 2018 0.00 Put (2)	4,370	413
USD 0.450%/USD Three Month LIBOR Apr 2018 0.00 Put (1)	2,810	266

Total Options Purchased (cost $490)		679

	Principal Amount ($) or Shares
Short-Term Investments - 23.2%
Abbey National Treasury Services PLC 2.875% due 04/25/14	775	787
Ally Auto Receivables Trust Series 2013-SN1 Class A1 0.240% due 06/20/14	2,017	2,017
Altria Group, Inc. 8.500% due 11/10/13	220	225
American International Group, Inc. 3.750% due 11/30/13 (Þ)	200	202
AmeriCredit Automobile Receivables Trust Series 2013-1 Class A1 0.240% due 02/10/14	89	89
Series 2013-3 Class A1 0.250% due 06/09/14	633	632

172	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Apache Corp. 6.000% due 09/15/13	460	463
Appalachian Power Co. 0.649% due 08/16/13 (Ê)	3,900	3,900
ARI Fleet Lease Trust Series 2013-A Class A1 0.260% due 04/15/14 (Þ)	654	654
Banco Santander Brasil SA 3.100% due 10/01/13 (ž)	1,100	1,099
2.373% due 03/18/14 (Ê)(Þ)	900	900
Banque PSA Finance SA Series 144a 2.174% due 04/04/14 (Å)(Ê)	700	694
BMW Vehicle Lease Trust Series 2013-1 Class A1 0.200% due 01/21/14	391	391
BNP Paribas SA Series BKNT 1.169% due 01/10/14 (Ê)	1,200	1,203
BP Capital Markets PLC 5.250% due 11/07/13	650	658
Cameron International Corp. 1.205% due 06/02/14 (Ê)	400	402
CarMax Auto Owner Trust Series 2013-2 Class A1 0.210% due 05/15/14	2,751	2,751
Caterpillar Financial Services Corp. 6.200% due 09/30/13	650	656
Credit Suisse NY 5.500% due 05/01/14	500	518
Credit Suisse USA, Inc. 5.500% due 08/15/13	115	115
Daimler Finance NA LLC 1.472% due 09/13/13 (Ê)(Þ)	500	501
1.049% due 04/10/14 (Ê)(Þ)	400	401
Dexia Credit Local SA NY 0.744% due 04/29/14 (Ê)(Þ)	1,700	1,703
Electricite de France SA 5.500% due 01/26/14 (Å)	400	409
Enterprise Fleet Financing LLC Series 2013-1 Class A1 0.260% due 03/20/14 (Þ)	992	992
Enterprise Products Operating LLC Series O 9.750% due 01/31/14	830	866
Fannie Mae 5.500% due 12/01/13	—	1
Federal Home Loan Bank Discount Notes Zero coupon due 08/09/13 (ç)(ž)	5,525	5,525
Zero coupon due 10/04/13 (ž)	2,230	2,230
First Investors Auto Owner Trust Series 2013-2A Class A1 0.340% due 06/16/14 (Þ)	960	959
Ford Credit Auto Owner Trust Series 2013-B Class A1 0.210% due 05/15/14 (Þ)	1,621	1,621
Freddie Mac Discount Notes Zero coupon due 08/26/13	3,275	3,275

	Principal Amount ($) or Shares		Fair Value $

Gazprom OAO Via White Nights Finance BV Series REGS 10.500% due 03/25/14	200		211
GE Equipment Transportation LLC Series 2013-1 Class A1 0.260% due 03/24/14	704		704
General Electric Capital Corp. Series EMTN 0.404% due 03/20/14 (Ê)	800		799
Hewlett-Packard Co. 4.750% due 06/02/14	865		891
Honda Auto Receivables Series 2013-1 Class A1 0.200% due 01/21/14	540		540
Honda Auto Receivables Owner Trust Series 2013-2 Class A1 0.240% due 05/16/14	2,711		2,711
Hyundai Auto Lease Securitization Trust Series 2013-A Class A1 0.230% due 03/17/14 (Þ)	381		381
Hyundai Auto Receivables Trust Series 2013-A Class A1 0.200% due 02/18/14	299		299
International Lease Finance Corp. 5.625% due 09/20/13	400		401
Intesa Sanpaolo SpA 2.674% due 02/24/14 (Ê)(Þ)	700		702
JPMorgan Chase & Co. 5.375% due 01/15/14	475		485
Kinder Morgan Energy Partners, LP 5.000% due 12/15/13	115		117
Macquarie Bank Ltd 0.325% due 10/24/13 (ž)	3,115		3,113
Mercedes-Benz Auto Lease Trust Series 2013-A Class A1 0.270% due 05/15/14	3,078		3,078
Metropolitan Life Global Funding I 5.125% due 06/10/14 (Þ)	300		312
Morgan Stanley Series GMTN 6.000% due 05/13/14	680		706
National Australia Bank, Ltd. 0.989% due 04/11/14 (Ê)(Þ)	2,100		2,110
RBS Holdings USA, Inc. 0.366% due 01/22/14 (ž)	3,035		3,030
Russell U.S. Cash Management Fund	342,197,635	(¥)	342,198
Santander Drive Auto Receivables Trust Series 2013-2 Class A1 0.260% due 03/17/14	463		463
SMART Trust Series 2013-1US Class A1 0.230% due 01/14/14	787		787
Series 2013-2US Class A1 0.260% due 05/14/14	2,175		2,172

Russell Investment Grade Bond Fund	173

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

United States Treasury Bills 0.005% due 08/08/13 (ç)(ž)	300	300
0.036% due 08/08/13 (ç)(ž)	1,400	1,400
0.027% due 08/15/13 (ç)(ž)	460	460
0.037% due 08/22/13 (ç)(ž)	20	20
0.040% due 08/22/13 (ç)(ž)	10	10
0.044% due 08/22/13 (ç)(ž)	25	25
0.049% due 08/22/13 (ç)(ž)	15	15
Zero coupon due 08/29/13 (ç)(ž)	2,300	2,300
United States Treasury Inflation Indexed Bonds 2.000% due 01/15/14	1,223	1,239
1.250% due 04/15/14	4,392	4,453
2.000% due 07/15/14	4,999	5,160
United States Treasury Notes 0.250% due 05/31/14	25,000	25,024
Verizon Communications, Inc. Series FRN 0.886% due 03/28/14 (Ê)	500	502
Volkswagen Auto Loan Enhanced Trust Series 2013-1 Class A1 0.200% due 03/20/14	1,812	1,811
Volvo Financial Equipment LLC Series 2013-1A Class A1 0.260% due 04/15/14 (Þ)	1,661	1,661

Total Short-Term Investments (cost $447,243)		447,429

Repurchase Agreements - 2.2%
Agreement with Bank of America Securities LLC and State Street Bank (Tri-Party) of $11,300 dated July 29, 2013 at 0.400% to be repurchased at $11,300 August 8, 2013 collateralized by: $11,772 par various United States Treasury Obligations, valued at $11,526. (Å)	11,300	11,300
Agreement with Barclays Capital Inc. and State Street Bank (Tri-Party) of $14,800 dated July 30, 2013 at 0.400% to be repurchased at $14,800 on August 12, 2013 collateralized by: $15,288 par various United States Government Agency Obligations, valued at $15,178. (Å)	14,800	14,800
Agreement with Bank of New York and State Street Bank (Tri-Party) of $11,300 dated July 31, 2013 at 0.900% to be repurchased at $11,300 on August 1, 2013 collateralized by: $12,860 par various United States Treasury Obligations, valued at $11,751.	11,300	11,300

	Principal Amount ($) or Shares	Fair Value $

Agreement with Citigroup Global Markets, Inc. and State Street Bank (Tri-party) of $5,500 dated July 31, 2013 at 0.100% to be repurchased at $5,500 on August 1, 2013 collateralized by: $5,610 par various United States Treasury Obligations, valued at $5,615.	5,500	5,500

Total Repurchase Agreements (cost $42,900)		42,900

Total Investments - 115.1% (identified cost $2,223,033)		2,217,756

Other Assets and Liabilities, Net - (15.1%)		(291,464)

Net Assets - 100.0%		1,926,292

See accompanying notes which are an integral part of this quarterly report.

174	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share and cost per unit amounts)

Restricted Securities

% of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Fair Value (000) $

1.9%
American Airlines 2013-2 Class A Pass Through Trust	07/24/13	3,255,000	100.00	3,269	3,271
Agreement with Bank of America Securities LLC and State Street Bank (Tri-Party) of $11,300 dated July 29, 2013 at 0.400% to be repurchased at $11,300 August 8, 2013 collateralized by: $11,772 par various United States Treasury Obligations, valued at $11,526.	12/15/11	11,300,000	100.00	11,300	11,300
Banque PSA Finance SA	03/28/11	700,000	100.00	700	694
Agreement with Barclays Capital Inc. and State Street Bank (Tri-Party) of $14,800 dated July 30, 2013 at 0.400% to be repurchased at $14,800 on August 12, 2013 collateralized by: $15,288 par various United States Government Agency Obligations, valued at $15,178.	03/04/09	14,800,000	100.00	14,800	14,800
DG Funding Trust	11/04/03	392	10,587.25	4,150	2,774
Electricite de France SA	01/21/09	400,000	99.96	400	409
GSMPS Mortgage Loan Trust	05/20/05	503,806	100.15	505	439
GSPA Monetization Trust	10/01/10	669,208	100.92	675	669
ING US, Inc.	07/24/13	1,270,000	101.02	1,283	1,269
Neptune Finance CCS, Ltd.	10/12/12	739,317	98.30	727	737
Ras Laffan Liquefied Natural Gas Co., Ltd. III	03/09/10	756,210	103.33	781	805

					37,167

For a description of restricted securities see note 7 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund	175

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Eurodollar Futures (CME)	30	USD	7,446	03/15	1
Eurodollar Futures (CME)	465	USD	115,215	06/15	79
Eurodollar Futures (CME)	48	USD	11,867	09/15	(19)
Eurodollar Futures (CME)	129	USD	31,813	12/15	(150)
Eurodollar Futures (CME)	20	USD	4,918	03/16	(29)
United States Treasury 2 Year Note Futures	46	USD	10,134	09/13	9
United States Treasury 5 Year Note Futures	77	USD	9,345	09/13	(23)
United States Treasury 10 Year Note Futures	130	USD	16,437	09/13	(170)
United States Treasury Long-Term Bond Futures	72	USD	9,653	09/13	(211)
United States Treasury Ultra Long-Term Bond Futures	18	USD	2,597	09/13	(151)

Short Positions
United States Treasury 10 Year Note Futures	64	USD	8,092	09/13	171
United States Treasury Long-Term Bond Futures	2	USD	268	09/13	12

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(481)

See accompanying notes which are an integral part of this quarterly report.

176	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except contract amounts)

Options Written	Call/Put	Number of Contracts	Strike Price	Notional Amount		Expiration Date	Fair Value $

Inflationary Floor Options	Call	2	0.00	USD	1,930	11/23/20	(3)
Inflationary Floor Options	Put	2	0.00	USD	1,600	03/12/20	(2)
Inflationary Floor Options	Put	1	0.00	USD	1,000	04/07/20	(2)
Inflationary Floor Options	Put	1	0.00	USD	1,000	09/29/20	(1)

Swaptions
(Fund Receives/Fund Pays)
USD Three Month LIBOR/USD 0.400%	Call	3	0.00		3,100	03/12/14	(4)
USD Three Month LIBOR/USD 0.750%	Call	2	0.00		3,300	09/03/13	—
USD Three Month LIBOR/USD 0.800%	Call	1	0.00		1,900	09/03/13	—
USD Three Month LIBOR/USD 0.900%	Call	1	0.00		1,900	09/03/13	—
USD Three Month LIBOR/USD 1.000%	Call	1	0.00		2,700	09/03/13	—
USD Three Month LIBOR/USD 1.100%	Call	1	0.00		19,400	09/03/13	(1)
USD 0.400%/USD Three Month LIBOR	Put	3	0.00		3,100	03/12/14	(6)
USD 1.000%/USD Three Month LIBOR	Put	1	0.00		1,900	09/03/13	(58)
USD 1.100%/USD Three Month LIBOR	Put	2	0.00		3,800	09/03/13	(97)
USD 1.250%/USD Three Month LIBOR	Put	1	0.00		1,400	09/03/13	(26)
USD 1.400%/USD Three Month LIBOR	Put	1	0.00		1,700	09/03/13	(20)
USD 1.450%/USD Three Month LIBOR	Put	1	0.00		10,200	09/03/13	(103)
USD 1.500%/USD Three Month LIBOR	Put	1	0.00		8,000	10/28/13	(113)
USD 1.650%/USD Three Month LIBOR	Put	1	0.00		19,400	09/03/13	(89)
USD 2.900%/USD Three Month LIBOR	Put	3	0.00		2,200	09/30/13	(27)
USD 3.500%/USD Three Month LIBOR	Put	1	0.00		3,600	10/10/13	(9)
United States Treasury 10 Year Note Futures	Call	32	133.00	USD	32	08/23/13	—
United States Treasury 10 Year Note Futures	Put	32	129.00	USD	32	08/23/13	(84)

Total Liability for Options Written (premiums received $429).							(645)

Transactions in options written contracts for the period ended July 31, 2013 were as follows:

	Number of Contracts	Premiums Received

Outstanding October 31, 2012	23	$384
Opened	178	540
Closed	(57)	(378)
Expired	(50)	(117)

Outstanding July 31, 2013	94	$429

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund	177

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Bank of America	USD	141	BRL	323	08/02/13	—
Bank of America	USD	34	MXN	436	09/18/13	—
Bank of America	AUD	2,155	USD	1,987	08/28/13	54
Bank of America	BRL	84	USD	37	08/02/13	—
Bank of America	BRL	239	USD	105	08/02/13	—
Bank of America	EUR	6,008	USD	7,971	08/28/13	(22)
Bank of America	GBP	3,550	EUR	4,076	08/28/13	24
Bank of America	JPY	425,107	CAD	4,405	08/28/13	(56)
Bank of America	JPY	32,924	USD	333	10/17/13	(3)
Bank of America	MXN	315	USD	25	09/18/13	—
Barclays	USD	8,491	AUD	9,408	08/28/13	(49)
Barclays	USD	100	BRL	225	08/02/13	(1)
Barclays	USD	731	EUR	562	08/02/13	17
Barclays	USD	20	MXN	266	09/18/13	1
Barclays	USD	4,452	NOK	27,173	08/28/13	155
Barclays	BRL	24	USD	11	08/02/13	—
Barclays	BRL	96	USD	42	08/02/13	—
Barclays	BRL	105	USD	47	08/02/13	1
Barclays	BRL	43	USD	19	09/04/13	—
Barclays	BRL	225	USD	100	09/04/13	1
Barclays	CHF	9,940	USD	10,438	08/28/13	(304)
Barclays	EUR	6,040	USD	7,860	08/28/13	(176)
Barclays	JPY	525,430	USD	5,236	08/28/13	(131)
Barclays	MXN	181	USD	14	09/18/13	—
Barclays	MXN	326	USD	26	09/18/13	1
Barclays	MXN	460	USD	36	09/18/13	—
Barclays	MXN	1,274	USD	98	09/18/13	(1)
Barclays	MXN	6,344	USD	492	09/18/13	(3)
BNP Paribas	USD	147	BRL	338	08/02/13	1
BNP Paribas	USD	64	MXN	834	09/18/13	1
BNP Paribas	BRL	23	USD	10	08/02/13	—
BNP Paribas	BRL	86	USD	38	08/02/13	—
BNP Paribas	BRL	229	USD	102	08/02/13	2
BNP Paribas	GBP	4,086	USD	6,348	09/12/13	134
BNP Paribas	MXN	700	USD	54	09/18/13	(1)
BNP Paribas	MXN	1,386	USD	106	09/18/13	(2)
Citigroup	USD	8,042	AUD	8,777	08/28/13	(167)
Citigroup	USD	76	BRL	175	08/02/13	—
Citigroup	USD	491	EUR	366	09/17/13	(4)
Citigroup	USD	422	GBP	271	09/12/13	(9)
Citigroup	AUD	3,530	USD	3,277	08/28/13	110
Citigroup	BRL	175	USD	78	08/02/13	1
Citigroup	EUR	23,885	USD	31,233	08/02/13	(542)
Citigroup	MXN	165	USD	13	09/18/13	—
Citigroup	MXN	914	USD	72	09/18/13	1
Credit Suisse	USD	200	BRL	448	08/02/13	(4)
Credit Suisse	USD	1,735	BRL	3,974	08/02/13	7
Credit Suisse	USD	1,905	BRL	4,423	11/04/13	(4)
Credit Suisse	USD	414	CAD	438	09/23/13	12
Credit Suisse	BRL	4,423	USD	1,941	08/02/13	2
Credit Suisse	BRL	70	USD	31	09/04/13	—
Credit Suisse	BRL	448	USD	199	09/04/13	4
Credit Suisse	MXN	527	USD	42	09/18/13	1

See accompanying notes which are an integral part of this quarterly report.

178	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Deutsche Bank	USD	10,470	AUD	11,573	08/28/13	(86)
Deutsche Bank	USD	428	EUR	324	09/03/13	3
Deutsche Bank	USD	403	GBP	258	09/12/13	(11)
Deutsche Bank	USD	3,195	NOK	19,462	08/28/13	104
Deutsche Bank	AUD	684	USD	621	08/28/13	8
Deutsche Bank	AUD	6,144	USD	5,667	08/28/13	154
Deutsche Bank	BRL	34	USD	15	09/04/13	—
Deutsche Bank	BRL	349	USD	152	09/04/13	—
Deutsche Bank	CAD	6,863	USD	6,736	09/23/13	63
Deutsche Bank	EUR	5,735	USD	7,480	08/28/13	(150)
Deutsche Bank	JPY	666,514	USD	6,657	08/28/13	(152)
Deutsche Bank	MXN	688	USD	53	09/18/13	(1)
Deutsche Bank	NOK	22,620	CHF	3,560	08/28/13	13
Goldman Sachs	USD	70	BRL	160	08/02/13	—
Goldman Sachs	USD	30,754	EUR	23,323	08/02/13	274
Goldman Sachs	BRL	160	USD	71	08/02/13	2
Goldman Sachs	BRL	133	USD	58	09/04/13	—
Goldman Sachs	BRL	161	USD	71	09/04/13	1
Goldman Sachs	EUR	23,323	USD	30,757	09/03/13	(274)
Goldman Sachs	MXN	228	USD	18	09/18/13	—
Goldman Sachs	MXN	402	USD	32	09/18/13	1
Goldman Sachs	MXN	1,213	USD	94	09/18/13	—
HSBC	MXN	176	USD	14	09/18/13	—
HSBC	MXN	227	USD	18	09/18/13	—
HSBC	MXN	325	USD	25	09/18/13	—
HSBC	MXN	362	USD	28	09/18/13	—
HSBC	MXN	518	USD	41	09/18/13	1
HSBC	MXN	538	USD	41	09/18/13	(1)
HSBC	MXN	742	USD	58	09/18/13	—
HSBC	MXN	1,022	USD	80	09/18/13	—
HSBC	MXN	1,032	USD	82	09/18/13	2
HSBC	MXN	1,910	USD	148	09/18/13	(1)
JPMorgan Chase	USD	77	BRL	177	08/02/13	—
JPMorgan Chase	USD	411	CAD	428	09/23/13	5
JPMorgan Chase	USD	19	MXN	263	09/18/13	1
JPMorgan Chase	USD	34	MXN	437	09/18/13	—
JPMorgan Chase	USD	34	MXN	439	09/18/13	—
JPMorgan Chase	USD	1,407	MXN	18,033	09/18/13	(2)
JPMorgan Chase	BRL	177	USD	78	08/02/13	—
JPMorgan Chase	MXN	141	USD	11	09/18/13	—
JPMorgan Chase	MXN	144	USD	11	09/18/13	—
JPMorgan Chase	MXN	363	USD	28	09/18/13	—
JPMorgan Chase	MXN	465	USD	37	09/18/13	1
JPMorgan Chase	MXN	1,166	USD	89	09/18/13	(2)
JPMorgan Chase	MXN	1,170	USD	92	09/18/13	1
JPMorgan Chase	MXN	2,097	USD	166	09/18/13	2
JPMorgan Chase	NOK	42,443	CHF	6,659	08/28/13	1
Morgan Stanley	USD	44	BRL	102	08/02/13	—
Morgan Stanley	USD	34	MXN	439	09/18/13	—
Morgan Stanley	USD	35	MXN	441	09/18/13	—
Morgan Stanley	USD	46	MXN	587	09/18/13	—
Morgan Stanley	USD	2,352	MXN	29,270	09/18/13	(70)
Morgan Stanley	BRL	36	USD	16	08/02/13	—

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund	179

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Morgan Stanley	BRL	66	USD	30	08/02/13	1
Morgan Stanley	MXN	129	USD	10	09/18/13	—
Morgan Stanley	MXN	338	USD	26	09/18/13	—
Morgan Stanley	MXN	465	USD	37	09/18/13	1
Morgan Stanley	MXN	538	USD	41	09/18/13	(1)
Morgan Stanley	MXN	590	USD	47	09/18/13	1
Morgan Stanley	MXN	693	USD	53	09/18/13	(1)
Morgan Stanley	MXN	776	USD	59	09/18/13	(2)
Morgan Stanley	MXN	1,078	USD	84	09/18/13	—
Morgan Stanley	MXN	1,243	USD	96	09/18/13	(1)
Royal Bank of Canada	AUD	1,513	USD	1,404	08/28/13	46
Royal Bank of Canada	JPY	365,542	CAD	3,787	08/28/13	(49)
Royal Bank of Scotland	USD	8,491	AUD	9,408	08/28/13	(50)
Royal Bank of Scotland	USD	8,910	NOK	54,346	08/28/13	304
Royal Bank of Scotland	CHF	9,091	USD	9,546	08/28/13	(279)
Royal Bank of Scotland	EUR	6,040	USD	7,857	08/28/13	(179)
Royal Bank of Scotland	NOK	8,557	CHF	1,343	08/28/13	—
Royal Bank of Scotland	NOK	27,500	CHF	4,327	08/28/13	15
UBS	USD	152	BRL	346	08/02/13	—
UBS	USD	164	BRL	370	08/02/13	(2)
UBS	USD	2,219	BRL	4,509	08/02/13	(243)
UBS	USD	63	MXN	828	09/18/13	1
UBS	USD	67	MXN	863	09/18/13	1
UBS	BRL	5,225	USD	2,281	08/02/13	(9)
UBS	BRL	346	USD	151	09/04/13	—
UBS	BRL	370	USD	163	09/04/13	2
UBS	GBP	4,308	EUR	4,945	08/28/13	27
UBS	MXN	721	USD	57	09/18/13	1

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(1,478)

See accompanying notes which are an integral part of this quarterly report.

180	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands

Index Swap Contracts
Fund Receives Underlying Security	Counterparty	Notional Amount		Terms	Termination Date	Fair Value $

Barclays Capital U.S. Aggregate Bond Index	Bank of America	USD	39	1 Month LIBOR plus 0.120%	03/01/14	95
Barclays Capital U.S. Aggregate Bond Index	Barclays Bank PLC	USD	14	1 Month LIBOR plus 0.140%	09/01/13	33
Barclays Capital U.S. Aggregate Bond Index	Barclays Bank PLC	USD	13	1 Month LIBOR plus 0.200%	09/01/13	33
Barclays Capital U.S. Aggregate Bond Index	Barclays Bank PLC	USD	11	1 Month LIBOR plus 0.165%	09/01/13	27
Barclays Capital U.S. Aggregate Bond Index	Barclays Bank PLC	USD	11	1 Month LIBOR plus 0.140%	10/01/13	27
Barclays Capital U.S. Aggregate Bond Index	Barclays Bank PLC	USD	5	1 Month LIBOR plus 0.120%	03/01/14	13
Barclays Capital U.S. Aggregate Bond Index	Barclays Bank PLC	USD	11	1 Month LIBOR plus 0.120%	03/01/14	27

Total Fair Value of Open Index Swap Contracts Premiums Paid (Received) - $— (å)						255

Interest Rate Swap Contracts
Counterparty	Notional Amount		Fund Receives	Fund Pays	Termination Date	Fair Value $

Bank of America	BRL	400	8.860%	Brazil Interbank Deposit Rate	01/02/17	(5)
Bank of America	MXN	600	5.500%	Mexico Interbank 28 Day Deposit Rate	09/02/22	(4)
Barclays	MXN	28,300	5.600%	Mexico Interbank 28 Day Deposit Rate	09/06/16	32
Barclays	MXN	9,000	5.500%	Mexico Interbank 28 Day Deposit Rate	09/13/17	2
Barclays	MXN	300	5.750%	Mexico Interbank 28 Day Deposit Rate	06/05/23	(2)
Barclays	MXN	600	6.000%	Mexico Interbank 28 Day Deposit Rate	06/05/23	(2)
Barclays	USD	3,420	3.145%	Three Month LIBOR	03/15/26	(209)
Barclays	USD	695	Three Month LIBOR	2.481%	11/15/27	76
Barclays	USD	695	Three Month LIBOR	2.417%	11/15/27	82
Barclays	USD	17,700	Three Month LIBOR	2.750%	06/19/43	3,018
Barclays	USD	1,530	Three Month LIBOR	3.490%	03/15/46	158
BNP Paribas	MXN	300	5.750%	Mexico Interbank 28 Day Deposit Rate	06/05/23	(2)
Citigroup	USD	1,600	1.000%	Federal Fund Effective Rate - 1 Year	10/15/17	(23)
Citigroup	USD	4,200	2.650%	Three Month LIBOR	07/31/23	(50)
Citigroup	USD	1,390	Three Month LIBOR	2.714%	08/15/42	233
Deutsche Bank	MXN	600	5.750%	Mexico Interbank 28 Day Deposit Rate	06/05/23	(3)
Goldman Sachs	USD	32,500	1.500%	Three Month LIBOR	03/18/16	144
Goldman Sachs	BRL	200	9.095%	Brazil Interbank Deposit Rate	01/02/17	(3)
Goldman Sachs	MXN	600	5.750%	Mexico Interbank 28 Day Deposit Rate	06/05/23	(3)
Goldman Sachs	USD	3,820	2.804%	Three Month LIBOR	04/09/26	(347)
Goldman Sachs	USD	1,720	Three Month LIBOR	3.125%	04/09/46	287
HSBC	MXN	1,700	5.600%	Mexico Interbank 28 Day Deposit Rate	09/06/16	2
HSBC	BRL	400	8.950%	Brazil Interbank Deposit Rate	01/02/17	(6)
HSBC	MXN	1,000	5.500%	Mexico Interbank 28 Day Deposit Rate	09/13/17	—
HSBC	MXN	700	5.750%	Mexico Interbank 28 Day Deposit Rate	06/05/23	(4)
JPMorgan Chase	MXN	1,000	6.000%	Mexico Interbank 28 Day Deposit Rate	06/05/23	(4)
Morgan Stanley	MXN	1,700	5.600%	Mexico Interbank 28 Day Deposit Rate	09/06/16	2
Morgan Stanley	MXN	46,000	5.500%	Mexico Interbank 28 Day Deposit Rate	09/13/17	11
Morgan Stanley	MXN	1,500	6.350%	Mexico Interbank 28 Day Deposit Rate	06/02/21	—
Morgan Stanley	MXN	2,100	5.500%	Mexico Interbank 28 Day Deposit Rate	09/02/22	(12)
UBS	BRL	200	8.900%	Brazil Interbank Deposit Rate	01/02/17	(3)
UBS	USD	9,500	1.000%	Three Month LIBOR	07/22/18	(255)

Total Fair Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - $1,285 (å)						3,110

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund	181

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands

Credit Default Swap Contracts
Corporate Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Fair Value $

American International Group, Inc.	Bank of America	0.546%	USD	900	1.000%	03/20/16	11
American International Group, Inc.	Citigroup	0.546%	USD	1,000	1.000%	03/20/16	12
Berkshire Hathaway, Inc.	Barclays	0.185%	USD	200	1.000%	12/20/13	1
Citigroup	Deutsche Bank	0.370%	USD	100	1.000%	09/20/14	1
GE Capital Corp.	Bank of America	0.588%	USD	2,300	1.000%	03/20/16	25
MetLife, Inc.	Bank of America	0.320%	USD	1,800	1.000%	12/20/14	17
MetLife, Inc.	Credit Suisse	0.320%	USD	100	1.000%	12/20/14	1
Morgan Stanley	Credit Suisse	0.647%	USD	300	1.000%	09/20/14	1
Wells Fargo & Co.	Credit Suisse	0.149%	USD	1,000	1.000%	09/20/13	1

Total Fair Value on Open Corporate Issues Premiums Paid (Received) - ($75)							70

Credit Indices
Reference Entity	Counterparty	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Fair Value $

CDX Investment Grade Index	JPMorgan Chase	USD	675	0.553%	12/20/17	11
CDX Investment Grade Index	Pershing	USD	289	0.548%	12/20/17	5

Total Fair Value on Open Credit Indices Premiums Paid (Received) - ($—)						16

Sovereign Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Fair Value $

Brazil Government International Bond	Barclays	1.140%	USD	500	1.000%	06/20/15	(1)
Brazil Government International Bond	Bank of America	1.229%	USD	1,000	1.000%	09/20/15	(5)
Brazil Government International Bond	Citigroup	1.229%	USD	1,000	1.000%	09/20/15	(5)
Brazil Government International Bond	HSBC	1.229%	USD	700	1.000%	09/20/15	(3)
Brazil Government International Bond	JPMorgan Chase	1.229%	USD	200	1.000%	09/20/15	(1)
Brazil Government International Bond	UBS	1.229%	USD	500	1.000%	09/20/15	(2)
Brazil Government International Bond	JPMorgan Chase	1.447%	USD	200	1.000%	09/20/16	(3)
China Government International Bond	Morgan Stanley	0.423%	USD	2,000	1.000%	03/20/15	19
China Government International Bond	Deutsche Bank	1.103%	USD	200	1.000%	06/20/17	(1)
Mexico Government International Bond	Citigroup	0.527%	USD	400	1.000%	03/20/15	3
Mexico Government International Bond	Credit Suisse	0.527%	USD	400	1.000%	03/20/15	3
Mexico Government International Bond	Deutsche Bank	0.527%	USD	200	1.000%	03/20/15	2
Mexico Government International Bond	Bank of America	0.661%	USD	300	1.000%	09/20/15	2
Mexico Government International Bond	Citigroup	0.661%	USD	700	1.000%	09/20/15	5
Mexico Government International Bond	Deutsche Bank	0.774%	USD	900	1.000%	03/20/16	5
Mexico Government International Bond	Goldman Sachs	0.774%	USD	3,100	1.000%	03/20/16	19
Mexico Government International Bond	Citigroup	0.816%	USD	1,000	1.000%	06/20/16	5
Mexico Government International Bond	Deutsche Bank	0.816%	USD	2,100	1.000%	06/20/16	11
Mexico Government International Bond	Morgan Stanley	0.851%	USD	300	1.000%	09/20/16	1
United States Government Bond	BNP Paribas	0.174%	EUR	1,000	0.250%	03/20/16	3

Total Fair Value on Open Sovereign Issues Premiums Paid (Received) - ($119)							57

Total Fair Value on Open Credit Default Swap Contracts Premiums Paid (Received) - ($194) (å)							143

See accompanying notes which are an integral part of this quarterly report.

182	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Presentation of Portfolio Holdings — July 31, 2013 (Unaudited)

Amounts in thousands

	Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Long-Term Investments
Asset-Backed Securities	$—	$99,526	$—	$99,526
Corporate Bonds and Notes	—	302,732	5,464	308,196
International Debt	—	102,773	4,326	107,099
Mortgage-Backed Securities	—	657,484	16,885	674,369
Municipal Bonds	—	27,372	—	27,372
Non-US Bonds	—	40,243	—	40,243
United States Government Agencies	—	52,771	—	52,771
United States Government Treasuries	—	414,398	—	414,398
Preferred Stocks	—	—	2,774	2,774
Options Purchased	—	679	—	679
Short-Term Investments	—	447,429	—	447,429
Repurchase Agreements	—	42,900	—	42,900

Total Investments	—	2,188,307	29,449	2,217,756

Other Financial Instruments
Futures Contracts	(481)	—	—	(481)
Options Written	(84)	(554)	(7)	(645)
Foreign Currency Exchange Contracts	—	(1,478)	—	(1,478)
Index Swap Contracts	—	255	—	255
Interest Rate Swap Contracts	—	1,825	—	1,825
Credit Default Swap Contracts	—	337	—	337

Total Other Financial Instruments*	$(565)	$385	$(7)	$(187)

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2013, see note 2 in the Notes to Quarterly Report.

A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ending July 31, 2013 were as follows:

Category and Subcategory	Beginning Balance 11/01/12	Gross Purchases	Gross Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Transfers into Level 3	Net Transfers out of Level 3	Net change in Unrealized Appreciation/ (Depreciation)	Ending Balance at 07/31/13	Net change in Unrealized Appreciation/ (Depreciation) 07/31/13

Long-Term Investments
Corporate Bonds and Notes	$4,775	$1,055	$163	$(5)	$(5)	$—	$—	$(193)	$5,464	$(193)
International Debt	2,967	1,360	—	—	—	9	—	(10)	4,326	(10)
Mortgage-Backed Securities	2,487	15,287	834	(126)	(7)	223	—	(145)	16,885	(145)
Non-US Bonds	973	—	946	—	(3)	—	—	(24)	—	(24)
Preferred Stocks	2,876	—	—	—	—	—	—	(102)	2,774	(102)

Total Investments	14,078	17,702	1,943	(131)	(15)	232	—	(474)	29,449	(474)

Other Financial Instruments Options Written	(10)	—	—	—	—	1	—	2	(7)	2

Total Other Financial Instruments	$(10)	$—	$—	$—	$—	$1	$—	$2	$(7)	$2

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund	183

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Long-Term Investments - 81.5%
Asset-Backed Securities - 9.4%
Access Group, Inc. Series 2005-A Class A2 0.486% due 04/27/26 (Ê)	2,497	2,472
Ally Auto Receivables Trust Series 2010-3 Class A4 1.550% due 08/17/15	1,721	1,729
Series 2012-SN1 Class A2 0.510% due 12/22/14	314	314
Series 2012-SN1 Class A4 0.700% due 12/21/15	1,995	1,995
Ally Master Owner Trust Series 2010-2 Class A 4.250% due 04/15/17 (Þ)	3,000	3,147
Series 2011-1 Class A1 1.061% due 01/15/16 (Ê)	595	596
Series 2011-1 Class A2 2.150% due 01/15/16	5,250	5,285
Series 2012-1 Class A2 1.440% due 02/15/17	1,720	1,733
Series 2012-3 Class A2 1.210% due 06/15/17	4,100	4,116
Series 2012-4 Class A 1.720% due 07/15/19	7,500	7,460
Series 2013-1 Class A2 1.000% due 02/15/18	615	611
AmeriCredit Automobile Receivables Trust Series 2010-4 Class B 1.990% due 10/08/15	2,123	2,129
Series 2011-3 Class A3 1.170% due 01/08/16	394	394
Series 2011-3 Class B 2.280% due 06/08/16	1,670	1,692
Series 2012-4 Class A3 0.670% due 06/08/17	5,000	4,982
ARI Fleet Lease Trust Series 2013-A Class A2 0.700% due 12/15/15 (Þ)	260	259
Series 2013-A Class A3 0.920% due 07/15/21 (Þ)	1,285	1,275
Asset Backed Securities Corp. Home Equity Loan Trust Series 2002-HE1 Class M1 1.841% due 03/15/32 (Ê)	364	339
Series 2004-HE6 Class A1 0.465% due 09/25/34 (Ê)	160	159
Atlantic City Electric Transition Funding LLC Series 2003-1 Class A2 4.460% due 10/20/16	333	341
Avalon Capital, Ltd. 3 Series 2005-1A Class A1 0.544% due 02/24/19 (Ê)(Þ)	430	430
Bear Stearns Asset Backed Securities I Trust Series 2006-HE9 Class 1A2 0.340% due 11/25/36 (Ê)	2,255	1,533

	Principal Amount ($) or Shares	Fair Value $
Series 2007-HE7 Class 1A1 1.190% due 10/25/37 (Ê)	361	311
Capital Auto Receivables Asset Trust Series 2013-1 Class B 1.290% due 04/20/18	1,665	1,649
Capital One Multi-Asset Execution Trust Series 2005-B1 Class B1 4.900% due 12/15/17	2,075	2,195
Carmax Auto Owner Trust Series 2013-2 Class A2 0.420% due 06/15/16	550	550
CCG Receivables Trust Series 2013-1 Class A2 1.050% due 08/14/20 (Þ)	1,315	1,314
Centex Home Equity Loan Trust Series 2003-C Class AF4 5.460% due 04/25/32	100	101
CFC LLC Series 2013-1A Class A 1.650% due 07/17/17 (Þ)	1,338	1,334
Chesapeake Funding LLC Series 2012-1A Class A 0.945% due 11/07/23 (Ê)(Þ)	1,682	1,687
Series 2013-1A Class A 0.645% due 01/07/25 (Ê)(Þ)	390	390
CIT Marine Trust Series 1999-A Class A4 6.250% due 11/15/19	30	30
CNH Equipment Trust Series 2012-D Class A2 0.450% due 04/15/16	430	430
Countrywide Asset-Backed Certificates Series 2001-BC3 Class A 0.670% due 12/25/31 (Ê)	56	39
Series 2005-1 Class AF4 5.147% due 02/25/33	227	230
Series 2005-4 Class AF3 4.456% due 10/25/35	23	23
Series 2005-17 Class 4A2A 0.450% due 05/25/36 (Ê)	210	209
Series 2006-3 Class 2A2 0.370% due 06/25/36 (Ê)	172	163
Series 2007-4 Class A2 5.530% due 04/25/47	360	333
Dryden VIII Leveraged Loan CDO Series 2005-8A Class A 0.523% due 05/22/17 (Ê)(Þ)	260	258
Edsouth Indenture No. 2 LLC Series 2012-1 Class A1 1.340% due 09/25/40 (Ê)(Þ)	1,102	1,128
Enterprise Fleet Financing LLC Series 2012-1 Class A2 1.140% due 11/20/17 (Þ)	509	510
Series 2012-2 Class A2 0.720% due 04/20/18 (Þ)	3,185	3,185
Equity One Mortgage Pass-Through Trust Series 2003-4 Class M1 5.369% due 10/25/34	349	347

184	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Exeter Automobile Receivables Trust Series 2013-1A Class A 1.290% due 10/16/17 (Þ)	1,056	1,051
Federal Home Loan Mortgage Corp. Structured Pass Through Securities Series 2000-30 Class A5 8.054% due 12/25/30	2,220	2,269
Ford Credit Auto Owner Trust Series 2012-D Class A2 0.400% due 09/15/15	323	323
Ford Credit Floorplan Master Owner Trust Series 2011-1 Class A2 0.791% due 02/15/16 (Ê)	475	476
Series 2012-4 Class A2 0.541% due 09/15/16 (Ê)	525	526
Franklin CLO, Ltd. Series 2006-5A Class A2 0.533% due 06/15/18 (Ê)(Þ)	1,366	1,335
Fremont Home Loan Trust Series 2006-E Class 2A1 0.250% due 01/25/37 (Ê)	13	6
GE Equipment Small Ticket LLC Series Series 2012-1A Class A3 1.040% due 09/21/15 (Þ)	165	165
GE Equipment Transportation LLC Series 2013-1 Class A2 0.500% due 11/24/15	285	285
GE-WMC Mortgage Securities Trust Series 2006-1 Class A2A 0.230% due 08/25/36 (Ê)	11	4
Goldentree Loan Opportunities V, Ltd. Series 2007-5A Class A 0.961% due 10/18/21 (Ê)(Þ)	500	492
GSAMP Trust Series 2007-FM1 Class A2A 0.260% due 12/25/36 (Ê)	90	43
Honda Auto Receivables Owner Trust Series 2011-3 Class A3 0.880% due 09/21/15	350	350
HSBC Home Equity Loan Trust Series 2005-1 Class A 0.482% due 01/20/34 (Ê)	149	147
Huntington Auto Trust Series 2012-2 Class A2 0.380% due 09/15/15	499	499
Hyundai Auto Lease Securitization Trust Series 2011-A Class A3 1.020% due 08/15/14 (Þ)	164	164
Hyundai Auto Receivables Trust Series 2011-A Class A4 1.780% due 12/15/15	600	606
JCP&L Transition Funding LLC Series 2002-A Class A4 6.160% due 06/05/19	170	192
Long Beach Mortgage Loan Trust Series 2004-4 Class 1A1 0.750% due 10/25/34 (Ê)	20	19

	Principal Amount ($) or Shares	Fair Value $
Massachusetts Educational Financing Authority Series 2008-1 Class A1 1.216% due 04/25/38 (Ê)	873	874
Mercedes-Benz Auto Lease Trust Series 2011-B Class A4 1.240% due 07/17/17 (Þ)	3,055	3,060
Mercedes-Benz Auto Receivables Trust Series 2012-1 Class A2 0.370% due 03/16/15	318	318
Merrill Lynch Mortgage Investors Trust Series 2006-FF1 Class M2 0.480% due 08/25/36 (Ê)	200	175
Motor PLC Series 2012-12A Class A1C 1.286% due 02/25/20 (Þ)	2,270	2,268
Nissan Master Owner Trust Receivables Series 2012-A Class A 0.661% due 05/15/17 (Ê)	1,235	1,233
Oak Hill Credit Partners IV, Ltd. Series 2005-4A Class A1B 0.524% due 05/17/21 (Ê)(Þ)	1,977	1,976
Pacifica CDO V Corp. Series 2006-5A Class A1 0.524% due 01/26/20 (Ê)(Þ)	403	400
Porsche Financial Auto Securitization Trust Series 2011-1 Class A3 0.840% due 01/16/15 (Þ)	469	469
Porsche Innovative Lease Owner Trust Series 2011-1 Class A4 1.260% due 11/20/17 (Þ)	2,000	2,005
Prestige Auto Receivables Trust Series 2011-1A Class A3 1.900% due 08/17/15 (Þ)	472	473
Series 2013-1A Class A2 1.090% due 02/15/18 (Þ)	1,250	1,248
Renaissance Home Equity Loan Trust Series 2005-4 Class A3 5.565% due 02/25/36	97	86
Series 2007-2 Class AF2 5.675% due 06/25/37	352	192
Santander Drive Auto Receivables Trust Series 2010-1 Class A3 1.840% due 11/17/14	2,621	2,630
Series 2010-2 Class B 2.240% due 12/15/14	1,242	1,244
Series 2011-1 Class A3 1.280% due 01/15/15	254	254
Series 2011-1 Class B 2.350% due 11/16/15	4,125	4,154
Series 2011-2 Class B 2.660% due 01/15/16	755	761
Series 2012-1 Class B 2.720% due 05/16/16	1,680	1,706
Series 2012-4 Class A3 1.040% due 08/15/16	2,990	2,998
Series 2013-1 Class B 1.160% due 01/15/19	2,490	2,470

Russell Short Duration Bond Fund	185

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Series 2013-2 Class B 1.330% due 03/15/18	2,655	2,619
Series 2013-3 Class B 1.190% due 05/15/18	1,960	1,928
SLM Private Credit Student Loan Trust Series 2006-B Class A4 0.453% due 03/15/24 (Ê)	600	575
SLM Private Education Loan Trust Series 2010-A Class 2A 3.441% due 05/16/44 (Ê)(Þ)	3,336	3,450
Series 2011-A Class A1 1.191% due 10/15/24 (Ê)(Þ)	2,088	2,092
Series 2012-B Class A1 1.291% due 12/15/21 (Ê)(Þ)	377	378
Series 2012-C Class A1 1.291% due 08/15/23 (Ê)(Þ)	4,033	4,054
Series 2013-B Class A2A 1.850% due 06/17/30 (Þ)	2,490	2,391
SLM Student Loan Trust Series 2003-7A Class A5A 1.473% due 12/15/33 (Ê)(Þ)	536	522
Series 2005-5 Class A2 0.346% due 10/25/21 (Ê)	347	346
Series 2008-7 Class A2 0.766% due 10/25/17 (Ê)	1,323	1,324
Small Business Administration Participation Certificates Series 2009-20D Class 1 4.310% due 04/01/29	395	425
SMART Trust Series 2011-2USA Class A4A 2.310% due 04/14/17 (Þ)	1,825	1,860
Series 2012-1USA Class A4A 2.010% due 12/14/17 (Þ)	4,060	4,121
South Carolina Student Loan Corp. Series 2008-1 Class A2 0.825% due 03/01/18 (Ê)	183	183
Series 2008-1 Class A3 1.025% due 03/02/20 (Ê)	700	700
Series 2008-1 Class A4 1.275% due 09/03/24 (Ê)	400	402
Structured Asset Investment Loan Trust Series 2003-BC11 Class M1 1.165% due 10/25/33 (Ê)	552	522
USAA Auto Owner Trust Series 2012-1 Class A2 0.380% due 06/15/15	93	93
Volkswagen Auto Loan Enhanced Trust Series 2012-2 Class A2 0.330% due 07/20/15	484	484

		127,822

Corporate Bonds and Notes - 12.4%
AbbVie, Inc. 1.200% due 11/06/15 (Þ)	300	301
1.750% due 11/06/17 (Þ)	3,530	3,488
2.000% due 11/06/18 (Þ)	175	172

	Principal Amount ($) or Shares	Fair Value $
Ally Financial, Inc. 2.475% due 12/01/14 (Ê)	1,000	1,003
8.300% due 02/12/15	200	216
Series 8 6.750% due 12/01/14	400	423
Altria Group, Inc. 9.700% due 11/10/18	510	683
American Express Credit Corp. 0.774% due 07/29/16 (Ê)	1,400	1,401
American International Group, Inc. 4.875% due 09/15/16	1,570	1,730
American Tower Corp. 7.000% due 10/15/17	1,420	1,632
Anheuser-Busch InBev Worldwide, Inc. 5.375% due 11/15/14	2,390	2,533
7.750% due 01/15/19	955	1,210
Ashland, Inc. 3.000% due 03/15/16 (Þ)	2,200	2,227
AT&T, Inc. 0.875% due 02/13/15	275	276
Series FRN 0.660% due 02/12/16 (Ê)	6,200	6,218
Bank of America Corp. 4.500% due 04/01/15	4,900	5,149
4.750% due 08/01/15	1,760	1,873
Bear Stearns Cos. LLC (The) 5.550% due 01/22/17	3,030	3,357
Boston Scientific Corp. 4.500% due 01/15/15	860	901
Bristol-Myers Squibb Co. 0.875% due 08/01/17	525	511
Caterpillar Financial Services Corp. 1.100% due 05/29/15	705	711
Chevron Corp. 1.104% due 12/05/17	670	657
1.718% due 06/24/18	1,755	1,747
Cintas Corp. No. 2 2.850% due 06/01/16	1,465	1,530
Citigroup, Inc. 2.250% due 08/07/15	3,795	3,868
1.226% due 07/25/16 (Ê)	5,900	5,917
Clearwire Communications LLC / Clearwire Finance, Inc. 12.000% due 12/01/15 (Þ)	795	843
Constellation Energy Group, Inc. 4.550% due 06/15/15	550	584
Coventry Health Care, Inc. 5.950% due 03/15/17	775	880
CVS Caremark Corp. 3.250% due 05/18/15	890	928
Daimler Finance NA LLC 0.946% due 08/01/16 (Å)(Ê)	1,800	1,802
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 3.500% due 03/01/16	1,125	1,180
eBay, Inc. 0.700% due 07/15/15	1,825	1,830
Enterprise Products Operating LLC 1.250% due 08/13/15	125	126

186	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Express Scripts Holding Co. 3.500% due 11/15/16	2,675	2,845
First Horizon National Corp. 5.375% due 12/15/15	300	325
Florida Gas Transmission Co. LLC 4.000% due 07/15/15 (Å)	500	526
Ford Motor Credit Co. LLC 8.700% due 10/01/14	500	541
7.000% due 04/15/15	200	218
General Electric Capital Corp. Series MTNA 0.533% due 09/15/14 (Ê)	2,525	2,530
General Electric Co. 0.850% due 10/09/15	1,420	1,421
5.250% due 12/06/17	250	285
Georgia Power Co. 0.750% due 08/10/15	275	275
Glencore Funding LLC 2.500% due 01/15/19 (Þ)	1,455	1,335
Goldman Sachs Group, Inc. (The) 3.300% due 05/03/15	2,935	3,035
Hartford Financial Services Group, Inc. 4.000% due 10/15/17	1,705	1,823
HCA, Inc. 8.500% due 04/15/19	300	325
Hidden Ridge Facility Trustee 5.650% due 01/01/22 (Å)	5,089	5,363
HSBC USA, Inc. 2.375% due 02/13/15	970	993
Humana, Inc. 6.450% due 06/01/16	383	433
Intel Corp. 1.350% due 12/15/17	685	673
International Business Machines Corp. 0.550% due 02/06/15	2,480	2,483
International Lease Finance Corp. 6.500% due 09/01/14 (Þ)	3,975	4,159
4.875% due 04/01/15	441	454
2.224% due 06/15/16 (Ê)	4,750	4,703
3.875% due 04/15/18	800	779
JPMorgan Chase & Co. Series GMTN 0.893% due 02/26/16 (Ê)	4,800	4,802
JPMorgan Chase Bank NA 0.602% due 06/13/16 (Ê)	1,400	1,376
Kinder Morgan Energy Partners, LP 5.125% due 11/15/14	1,100	1,159
Lehman Brothers Holdings Capital Trust VII 5.857% due 11/29/49 (ƒ)(Ø)(Æ)	270	—
Lorillard Tobacco Co. 8.125% due 06/23/19	1,250	1,526
MassMutual Global Funding II 2.000% due 04/05/17 (Þ)	1,090	1,091
2.100% due 08/02/18 (Þ)	280	280
Mattel, Inc. 2.500% due 11/01/16	1,215	1,259

	Principal Amount ($) or Shares	Fair Value $
Merrill Lynch & Co., Inc. Series MTNC 5.000% due 01/15/15	1,635	1,721
MetLife, Inc. 5.000% due 06/15/15	1,855	1,995
Mondelez International, Inc. 6.125% due 02/01/18	1,200	1,397
Morgan Stanley 6.000% due 04/28/15	1,000	1,076
0.748% due 10/15/15 (Ê)	2,390	2,363
5.375% due 10/15/15	2,675	2,886
Mylan, Inc. 2.600% due 06/24/18 (Þ)	1,895	1,891
National Rural Utilities Cooperative Finance Corp. 1.900% due 11/01/15	1,505	1,545
NBC Universal Enterprise, Inc. 1.662% due 04/15/18 (Þ)	105	104
1.974% due 04/15/19 (Þ)	190	185
New York Life Global Funding 0.750% due 07/24/15 (Þ)	300	300
Nomura Holdings, Inc. 2.000% due 09/13/16	2,235	2,221
Northeast Utilities 1.450% due 05/01/18	175	170
Oracle Corp. 5.750% due 04/15/18	1,740	2,033
2.375% due 01/15/19	1,035	1,042
PC Financial Partnership 5.000% due 11/15/14	900	946
PepsiCo, Inc. 2.500% due 05/10/16	250	260
5.000% due 06/01/18	2,810	3,190
Petrohawk Energy Corp. 7.250% due 08/15/18	1,540	1,686
Philip Morris International, Inc. 2.500% due 05/16/16	250	261
Principal Financial Group, Inc. 1.850% due 11/15/17	110	108
Principal Life Global Funding II 1.000% due 12/11/15 (Þ)	250	250
0.643% due 05/27/16 (Ê)(Þ)	495	496
Quebecor World Capital Corp. 4.875% due 01/02/49 (Ø)(Æ)	205	—
Regions Financial Corp. 7.750% due 11/10/14	29	31
Reynolds American, Inc. 7.300% due 07/15/15	525	584
Samsung Electronics America, Inc. 1.750% due 04/10/17 (Þ)	1,725	1,708
SLM Corp. 3.875% due 09/10/15	1,985	2,022
6.250% due 01/25/16	5,500	5,858
Southern Copper Corp. 6.375% due 07/27/15	300	326
Springleaf Finance Corp. Series MTNI 5.400% due 12/01/15	5,400	5,454

Russell Short Duration Bond Fund	187

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Symantec Corp. 2.750% due 09/15/15	1,485	1,530
TD Ameritrade Holding Corp. 4.150% due 12/01/14	1,690	1,765
Toyota Motor Credit Corp. 0.875% due 07/17/15	525	528
1.250% due 10/05/17	2,515	2,461
United Technologies Corp. 1.800% due 06/01/17	1,015	1,025
UnitedHealth Group, Inc. 0.850% due 10/15/15	2,310	2,315
Verizon Communications, Inc. 3.000% due 04/01/16	775	813
WellPoint, Inc. 1.250% due 09/10/15	506	509
2.300% due 07/15/18	895	893
Wells Fargo & Co 0.794% due 07/20/16 (Ê)	4,300	4,304
Wells Fargo Bank NA 0.544% due 07/20/15 (ž)	1,300	1,300
Yum! Brands, Inc.
4.250% due 09/15/15	1,570	1,669
ZFS Finance USA Trust II 6.450% due 12/15/65 (Þ)	1,000	1,065

		169,210

International Debt - 8.6%
Abu Dhabi National Energy Co. 4.125% due 03/13/17 (Þ)	920	968
Arran Residential Mortgages Funding PLC Series 2011-1A Class A1B 1.402% due 11/19/47 (Ê)(Þ)	200	266
Avenue CLO III, Ltd. Series 2006-3A Class A1L 0.526% due 07/20/18 (Å)(Ê)	467	465
Baidu Inc. 3.250% due 08/06/18	755	756
Banco do Brasil SA 4.500% due 01/22/15 (Þ)	200	206
Banco do Nordeste do Brasil SA 3.625% due 11/09/15 (Þ)	600	609
Banco Mercantil del Norte SA 4.375% due 07/19/15 (Þ)	500	519
Banco Santander Chile 3.750% due 09/22/15 (Þ)	1,000	1,036
BBVA US Senior SAU 4.664% due 10/09/15	1,690	1,745
BNP Paribas SA 3.022% due 12/20/14 (Ê)	700	722
Cenovus Energy, Inc. 4.500% due 09/15/14	1,300	1,353
Central American Bank for Economic Integration 5.375% due 09/24/14 (Þ)	700	733
CNPC General Capital, Ltd. 1.450% due 04/16/16 (Þ)	600	599

	Principal Amount ($) or Shares	Fair Value $
Columbus International, Inc. Series REGS 11.500% due 11/20/14	400	432
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 2.125% due 10/13/15	815	836
3.950% due 11/09/22	2,755	2,647
Covidien International Finance SA 1.350% due 05/29/15	1,170	1,182
Eksportfinans ASA 2.375% due 05/25/16	1,740	1,662
Export-Import Bank of Korea 2.072% due 03/21/15 (Å)(Ê)	1,600	1,600
Granite Master Issuer PLC Series 2005-2 Class A7 0.813% due 12/20/54 (Ê)	554	824
Series 2005-2 Class A8 0.813% due 12/20/54 (Ê)	671	997
Series 2005-4 Class A6 0.733% due 12/20/54 (Ê)	292	433
Series 2006-2 Class A6 0.713% due 12/20/54 (Ê)	788	1,170
Great Hall Mortgages PLC Series 2007-2X Class AC
0.403% due 06/18/39 (Ê)	500	444
Gulf Stream Compass CLO, Ltd. Series 2006-2A Class A2
0.525% due 01/24/20 (Ê)(Þ)	894	888
Hewett’s Island CDO, Ltd. Series 2007-6A Class AT
0.494% due 06/09/19 (Å)(Ê)	7,241	7,180
Hutchison Whampoa International Ltd. 3.500% due 01/13/17 (Þ)	1,500	1,554
Hydro-Quebec 2.000% due 06/30/16	3,900	4,019
Industrial Bank of Korea 3.750% due 09/29/16 (Þ)	1,900	2,006
2.375% due 07/17/17 (Þ)	900	892
Intesa Sanpaolo SpA 3.125% due 01/15/16	2,800	2,776
KFW Series 001 0.266% due 11/28/14 (Ê)	600	600
Kommunalbanken AS 0.284% due 01/26/15 (Ê)(Þ)	364	364
Korea Development Bank (The) 3.250% due 03/09/16	1,800	1,868
3.500% due 08/22/17	1,100	1,144
Korea East-West Power Co., Ltd. 2.500% due 07/16/17 (Þ)	1,000	997
Korea Gas Corp. 2.875% due 07/29/18 (Å)	1,430	1,428
Korea Housing Finance Corp. 4.125% due 12/15/15 (Þ)	700	741
Lafayette CLO, Ltd. Series 2012-1A Class A 1.674% due 09/06/22 (Ê)(Þ)	523	523

188	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Lloyds Banking Group PLC 6.657% due 12/31/49 (ƒ)(Þ)	2,435	2,192
Lukoil International Finance BV 3.416% due 04/24/18 (Þ)	2,800	2,759
Morgan Stanley 4.750% due 11/16/18	2,570	2,299
NAC EuroLoan Advantage I, Ltd. Series 2008-1X Class A-2 1.433% due 04/20/19 (Ê)	381	380
Neptune Finance CCS, Ltd. Series 2008-1A Class A 0.881% due 04/20/20 (Ê)(Þ)	493	491
NOB Hill CLO, Ltd. Series 2006-1A Class A1 0.525% due 08/15/18 (Ê)(Þ)	1,499	1,482
Norske Skogindustrier ASA 6.125% due 10/15/15 (Þ)	535	375
Petrobras Global Finance BV 1.894% due 05/20/16 (Ê)	2,200	2,173
Petrobras International Finance Co. 5.750% due 01/20/20	5,380	5,557
Province of Ontario Canada 1.000% due 07/22/16	1,200	1,201
1.600% due 09/21/16	14,500	14,756
1.100% due 10/25/17	4,700	4,615
Qatari Diar Finance Co. 3.500% due 07/21/15 (Þ)	1,400	1,453
Qtel International Finance, Ltd. 3.375% due 10/14/16 (Þ)	2,800	2,921
Rio Tinto Finance USA PLC 1.375% due 06/17/16	1,215	1,214
Royal Bank of Scotland Group PLC 2.550% due 09/18/15	1,275	1,302
Sandelman Finance, Ltd. Series 2007-2A Class A1B 0.535% due 02/15/19 (Ê)(Þ)	662	658
Sanofi 1.250% due 04/10/18	600	585
Santander US Debt SAU 3.724% due 01/20/15 (Þ)	2,100	2,133
Shell International Finance BV 0.625% due 12/04/15	600	600
SMART Trust Series 2011-4USA Class A3A 1.810% due 11/14/15 (Þ)	2,774	2,792
Sumitomo Mitsui Banking Corp. 1.350% due 07/18/15	1,700	1,715
Tayarra, Ltd. 3.628% due 02/15/22	768	824
Telefonos de Mexico SAB de CV 5.500% due 01/27/15	845	895
Temasek Financial I, Ltd. 4.300% due 10/25/19 (Þ)	800	868
Teva Pharmaceutical Finance II BV / Teva Pharmaceutical Finance III LLC 3.000% due 06/15/15	965	1,003

	Principal Amount ($) or Shares	Fair Value $
Total Capital Canada, Ltd. 0.648% due 01/15/16 (Ê)	2,900	2,919
Total Capital SA 3.125% due 10/02/15	1,532	1,606
TransCanada PipeLines, Ltd. 0.875% due 03/02/15	260	261
Transocean, Inc. 4.950% due 11/15/15	825	888
TSMC Global, Ltd. 1.625% due 04/03/18 (Þ)	680	654
Volvo Treasury AB 5.950% due 04/01/15 (Þ)	1,135	1,218
Willis Group Holdings PLC 4.125% due 03/15/16	535	562
WPP Finance UK 8.000% due 09/15/14	1,045	1,123
XL Group PLC 5.250% due 09/15/14	1,101	1,152

		116,810

Mortgage-Backed Securities - 36.2%
Alternative Loan Trust Series 2003-J2 Class A1 6.000% due 10/25/33	65	68
American Home Mortgage Investment Trust Series 2004-3 Class 5A 2.559% due 10/25/34 (Ê)	456	446
Series 2004-4 Class 4A 2.416% due 02/25/45 (Ê)	197	195
Banc of America Funding Trust Series 2006-A Class 1A1 2.687% due 02/20/36 (Ê)	685	673
Series 2006-F Class 1A2 2.694% due 07/20/36 (Ê)	51	25
Series 2006-I Class 5A1 5.763% due 10/20/46 (Ê)	319	281
Banc of America Large Loan, Inc. Series 2010-HLTN 2.491% due 11/15/15 (Ê)(Þ)	445	447
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2004-1 Class A4 4.760% due 11/10/39	738	743
Series 2005-1 Class A4 5.117% due 11/10/42	1,458	1,479
Series 2005-3 Class A2 4.501% due 07/10/43	99	100
Series 2005-5 Class B 5.229% due 10/10/45	400	411
Series 2007-3 Class A3 5.560% due 06/10/49	3,952	3,966
Banc of America Mortgage Securities, Inc. Series 2004-2 Class 5A1 6.500% due 10/25/31	27	29
Series 2004-G Class 2A7 2.862% due 08/25/34 (Ê)	1,229	1,204
Series 2004-I Class 2A2 3.099% due 10/25/34 (Ê)	1,288	1,255

Russell Short Duration Bond Fund	189

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

BCAP LLC Trust Series 2013-RR4 Class 1A1 0.360% due 09/26/35 (Å)(Ê)	287	281
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-1 Class 5A1 2.423% due 04/25/33 (Ê)	74	73
Series 2003-8 Class 2A1 3.072% due 01/25/34 (Ê)	90	90
Series 2005-6 Class 1A1 2.783% due 08/25/35 (Ê)	133	108
Bear Stearns Alt-A Trust Series 2005-4 Class 23A1 2.708% due 05/25/35 (Ê)	527	481
Series 2005-7 Class 22A1 2.810% due 09/25/35 (Ê)	33	26
Bear Stearns ARM Trust Series 2004-5 Class 2A 3.144% due 07/25/34 (Ê)	805	798
Bear Stearns Commercial Mortgage Securities Trust Series 2001-TOP2 Class D 6.940% due 02/15/35 (Þ)	254	254
Series 2003-T12 Class B 4.499% due 08/13/39	465	468
Series 2003-T12 Class C 4.619% due 08/13/39	945	955
Series 2005-PWR7 Class A3 5.116% due 02/11/41	330	347
Series 2005-PWR9 Class AAB 4.804% due 09/11/42	599	609
Bear Stearns Structured Products, Inc. Series 2007-R6 Class 1A1 2.624% due 01/26/36 (Ê)	160	120
Series 2007-R6 Class 2A1 2.759% due 12/26/46 (Ê)	1,305	887
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class F 6.560% due 05/18/30 (Þ)	531	535
CHL Mortgage Pass-Through Trust Series 2003-40 Class A5 4.500% due 10/25/18	1,241	1,273
Series 2005-HYB9 Class 5A1 2.438% due 02/20/36 (Ê)	575	431
Series 2006-1 Class A2 6.000% due 03/25/36	608	539
Series 2007-1 Class A1 6.000% due 03/25/37	1,981	1,757
Series 2007-9 Class A11 5.750% due 07/25/37	930	867
Citigroup Commercial Mortgage Trust Series 2004-C1 Class B 5.442% due 04/15/40	741	760
Series 2004-C2 Class A4 4.623% due 10/15/41	221	222
Citigroup Mortgage Loan Trust, Inc. Series 2007-10 Class 2A3A 5.698% due 09/25/37 (Ê)	111	92

	Principal Amount ($) or Shares	Fair Value $
Commercial Mortgage Asset Trust Series 1999-C1 Class D 7.305% due 01/17/32	850	857
Series 1999-C2 Class E 7.640% due 11/17/32	50	51
Series 2001-J2A Class E 6.922% due 07/16/34 (Þ)	760	893
Commercial Mortgage Pass Through Certificates Series 1998-CF2 Class B4 6.040% due 11/12/31 (Þ)	453	453
Series 2003-LB1A Class B 4.191% due 06/10/38	800	800
Series 2007-C4 Class A3 5.762% due 09/15/39	5,800	5,891
Series 2007-C9 Class A2 5.800% due 12/10/49	18	18
Series 2007-FL14 Class AJ 0.371% due 06/15/22 (Ê)(Þ)	3,963	3,937
Series 2007-GG9 Class A2 5.381% due 03/10/39	417	429
Series 2007-GG9 Class A4 5.444% due 03/10/39	2,900	3,215
Countrywide Alternative Loan Trust Series 2005-48T1 Class A6 5.500% due 11/25/35	2,279	1,931
Series 2006-36T2 Class 1A9 1.090% due 12/25/36 (Ê)	519	329
Countrywide Home Loan Mortgage Pass Through Trust Series 2004-22 Class A3 2.914% due 11/25/34 (Ê)	125	114
Series 2004-HYB9 Class 1A1 2.734% due 02/20/35 (Ê)	216	202
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C2 Class E 7.130% due 11/15/30	305	305
Series 2002-CKN2 Class C1 6.376% due 04/15/37	1,386	1,386
Series 2002-CP5 Class E 5.339% due 12/15/35	313	314
Series 2003-C4 Class D 5.353% due 08/15/36	352	352
Series 2003-C5 Class D 5.116% due 12/15/36	1,285	1,300
Series 2004-C5 Class B 4.929% due 11/15/37	2,640	2,714
Series 2005-C2 Class A3 4.691% due 04/15/37	1,175	1,200
Credit Suisse Mortgage Capital Certificates Series 2007-C1 Class A3 5.383% due 02/15/40	98	106
DBRR Trust Series 2012-EZ1 Class B 1.393% due 09/25/45 (Þ)	1,650	1,651
Series 2013-EZ2 Class A 0.853% due 02/25/45 (Þ)	928	925

190	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates Series 2005-WF1 Class 1A3 5.235% due 06/26/35 (Ê)(Þ)	482	487
Eurocredit CDO BV Series 2003-X Class A1 0.805% due 10/20/16 (Ê)	1,579	2,076
Extended Stay America Trust Series 2013-ESFL Class A1FL 0.995% due 12/05/31 (Ê)(Þ)	690	689
Series 2013-ESFL Class CFL 1.695% due 12/05/31 (Ê)(Þ)	390	388
Series 2013-ESH7 Class A27 2.958% due 12/05/31 (Þ)	1,275	1,236
Series 2013-ESH7 Class B7 3.604% due 12/05/31 (Þ)	190	182
Fannie Mae 6.000% due 2014	6	6
4.989% due 2015	2,045	2,158
5.500% due 2017	90	95
6.000% due 2017	26	27
7.000% due 2017	29	31
4.500% due 2019	200	213
5.700% due 2019	923	1,023
4.500% due 2020	62	66
3.000% due 2021	452	470
7.000% due 2022	333	354
4.500% due 2023	196	209
5.000% due 2023	58	62
4.000% due 2024	515	545
4.500% due 2024	4,719	5,020
4.000% due 2025	723	765
4.500% due 2025	923	1,001
4.000% due 2026	1,176	1,246
5.000% due 2027	253	273
5.000% due 2028	126	136
5.635% due 2028	736	746
5.000% due 2030	430	468
5.000% due 2031	37	41
2.480% due 2033 (Ê)	44	47
4.500% due 2033	30	32
5.000% due 2033	1,434	1,547
5.000% due 2034	407	439
2.245% due 2035 (Ê)	790	829
2.608% due 2035 (Ê)	78	83
2.917% due 2035 (Ê)	6,770	7,206
4.500% due 2035	42	45
5.000% due 2035	7,701	8,302
5.500% due 2035	157	171
5.000% due 2036	8,174	8,825
5.500% due 2036	130	142
6.000% due 2036	621	680
4.500% due 2037	45	48
5.000% due 2037	1,611	1,738
5.500% due 2037	889	968
4.500% due 2038	159	169
5.000% due 2038	5,974	6,452

	Principal Amount ($) or Shares	Fair Value $
5.500% due 2038	4,597	5,005
6.000% due 2038	608	664
4.000% due 2039	2,090	2,171
4.500% due 2039	1,095	1,160
5.000% due 2039	655	706
6.000% due 2039	81	90
4.000% due 2040	883	918
4.500% due 2040	3,669	3,895
5.000% due 2040	8,782	9,471
1.419% due 2041 (Ê)	348	360
4.000% due 2041	1,966	2,044
4.500% due 2041	6,649	7,059
5.000% due 2041	250	271
5.500% due 2041	288	315
6.000% due 2041	1,769	1,934
1.369% due 2042 (Ê)	110	112
4.000% due 2042	4,983	5,190
4.500% due 2042	305	324
4.000% due 2043	27	28
15 Year TBA(Ï) 3.500%	3,000	3,137
4.000%	3,500	3,701
4.500%	2,000	2,128
30 Year TBA(Ï) 3.500%	6,920	7,256
4.000%	71,151	73,922
5.000%	18,053	19,445
Fannie Mae Grantor Trust Series 2001-T3 Class A1 7.500% due 11/25/40	278	329
Series 2001-T4 Class A1 7.500% due 07/25/41	740	893
Series 2001-T8 Class A2 9.500% due 07/25/41	20	25
Series 2001-T10 Class A1 7.000% due 12/25/41	54	64
Series 2001-T10 Class A2 7.500% due 12/25/41	972	1,135
Series 2002-T4 Class A3 7.500% due 12/25/41	8	9
Series 2002-T19 Class A1 6.500% due 07/25/42	469	540
Series 2004-T1 Class 1A2 6.500% due 01/25/44	868	999
Series 2004-T2 Class 1A3 7.000% due 11/25/43	708	804
Fannie Mae REMICS Series 2002-57 Class PG 5.500% due 09/25/17	379	403
Series 2003-63 Class GU 4.000% due 07/25/33	2	2
Series 2004-70 Class EB 5.000% due 10/25/24	181	197
Series 2007-18 Class BD 5.750% due 05/25/36	2,460	2,555
Series 2007-30 Class AF 0.500% due 04/25/37 (Ê)	193	193

Russell Short Duration Bond Fund	191

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Series 2007-63 Class FC 0.540% due 07/25/37 (Ê)	512	514
Series 2007-73 Class A1 0.250% due 07/25/37 (Ê)	101	95
Series 2009-96 Class DB 4.000% due 11/25/29	265	283
Series 2010-15 Class FD 0.930% due 03/25/40 (Ê)	1,250	1,261
Series 2010-141 Class MD 2.000% due 10/25/40	589	594
Series 2010-150 Class PC 3.000% due 10/25/40	856	879
Series 2011-53 Class FY 0.740% due 06/25/41 (Ê)	2,330	2,348
Series 2012-146 Class QA 1.000% due 01/25/43	228	221
Fannie Mae Whole Loan Series 2002-W3 Class A4 6.500% due 11/25/41	322	365
Series 2003-W2 Class 1A1 6.500% due 07/25/42	172	198
Series 2004-W2 Class 2A2 7.000% due 02/25/44	688	802
Series 2004-W9 Class 2A1 6.500% due 02/25/44	33	39
Series 2004-W11 Class 1A2 6.500% due 05/25/44	254	295
Series 2004-W12 Class 1A1 6.000% due 07/25/44	2,928	3,321
Series 2005-W1 Class 1A2 6.500% due 10/25/44	94	110
Fannie Mae-Aces Series 2006-M2 Class A2F 5.259% due 05/25/20	416	467
FDIC Guaranteed Notes Trust Series 2010-C1 Class A 2.980% due 12/06/20 (Þ)	927	959
Series 2010-S1 Class 1A 0.745% due 02/25/48 (Ê)(Þ)	313	313
FDIC Trust Series 2010-R1 Class A 2.184% due 05/25/50 (Þ)	1,076	1,084
Series 2011-R1 Class A 2.672% due 07/25/26 (Þ)	1,368	1,411
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Series 2009-K003 Class A3 4.324% due 12/25/15	875	939
Series 2011-K014 Class X1 Interest Only STRIP 1.264% due 04/25/21	5,243	404
Series 2011-K702 Class X1 Interest Only STRIP 1.549% due 02/25/18	31,619	1,890
Series 2011-K703 Class A1 1.873% due 01/25/18	405	412

	Principal Amount ($) or Shares	Fair Value $
Series 2012-K501 Class X1A Interest Only STRIP 1.753% due 08/25/16	11,699	453
Series 2012-K706 Class X1 Interest Only STRIP 1.593% due 10/25/18	11,491	819
Series 2013-K025 Class A1 1.875% due 04/25/22	1,070	1,048
Federal Home Loan Mortgage Corp. Structured Pass Through Securities Series 2002-51 Class 1A 6.500% due 09/25/43	169	198
Series 2003-54 Class 2A 6.500% due 02/25/43	138	164
Series 2003-58 Class 2A 6.500% due 09/25/43	42	48
Series 2005-63 Class 1A1 1.369% due 02/25/45 (Ê)	340	341
First Horizon Asset Securities, Inc. Series 2005-AR4 Class 2A1 2.597% due 10/25/35 (Ê)	1,192	1,003
First Union-Lehman Brothers Commercial Mortgage Trust II Series 1997-C2 Class G 7.500% due 11/18/29 (Þ)	1,083	1,127
Freddie Mac 6.000% due 2016	43	45
6.000% due 2018	50	53
5.500% due 2019	989	1,068
5.500% due 2022	573	621
5.500% due 2029	223	243
6.000% due 2029	17	19
6.000% due 2031	42	47
6.000% due 2033	111	124
2.708% due 2035 (Ê)	188	199
2.896% due 2035 (Ê)	137	144
5.500% due 2038	1,059	1,143
5.500% due 2039	250	269
30 Year TBA(Ï) 4.500%	2,000	2,109
Freddie Mac REMICS Series 2003-2559 Class PB 5.500% due 08/15/30	1	1
Series 2003-2632 Class AB 4.500% due 06/15/18	1,205	1,299
Series 2003-2657 Class WT 4.500% due 08/15/18	470	497
Series 2005-2922 Class JN 4.500% due 02/15/20	4,129	4,318
Series 2006-3149 Class LF 0.491% due 05/15/36 (Ê)	269	269
Series 2006-3173 Class PE 6.000% due 04/15/35	90	92
Series 2006-R006 Class ZA 6.000% due 04/15/36	2,147	2,357
Series 2006-R007 Class ZA 6.000% due 05/15/36	2,055	2,237

192	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Series 2007-3335 Class BF 0.341% due 07/15/19 (Ê)	65	65
Series 2007-3335 Class FT 0.341% due 08/15/19 (Ê)	183	183
Series 2008-3414 Class JB 4.500% due 02/15/23	360	390
Series 2010-3640 Class JA 1.500% due 03/15/15	527	529
Series 2010-3673 Class QA 4.500% due 06/15/39	875	931
Series 2010-3704 Class DC 4.000% due 11/15/36	416	444
Series 2011-3816 Class D 3.500% due 08/15/28	1,900	1,974
Series 2011-3857 Class EC 3.500% due 08/15/39	985	1,042
Series 2011-3898 Class AF 0.761% due 06/15/41 (Ê)	2,722	2,728
Series 2012-4029 Class BG 2.500% due 07/15/41	238	236
Series 2012-4036 Class PA 2.750% due 04/15/41	761	760
Series 2013-4157 Class MA 2.000% due 01/15/53	1,754	1,745
GE Capital Commercial Mortgage Corp. Series 2003-C2 Class F 5.056% due 07/10/37 (Þ)	145	145
Ginnie Mae I 9.500% due 2017	—	—
3.000% due 2027	2,087	2,163
30 Year TBA(Ï) 5.000%	1,000	1,079
Ginnie Mae II 1.750% due 2027 (Ê)	32	33
1.625% due 2032 (Ê)	41	43
3.500% due 2040 (Ê)	12,493	13,145
4.000% due 2040 (Ê)	817	863
5.390% due 2059	3,772	4,109
5.508% due 2059	3,288	3,568
5.500% due 2060	3,027	3,403
4.502% due 2061	757	817
4.700% due 2061	1,793	1,980
4.748% due 2061	3,715	4,044
4.582% due 2062	1,237	1,357
4.672% due 2062	746	817
4.674% due 2062	1,703	1,864
4.816% due 2062	1,797	1,983
4.856% due 2062	2,702	2,975
4.478% due 2063	1,460	1,599
4.732% due 2063	1,656	1,825
GMAC Commercial Mortgage Securities, Inc. Series 1997-C2 Class G 6.750% due 04/15/29	696	794
Series 2004-C3 Class A4 4.547% due 12/10/41	520	521
Series 2004-C3 Class AAB 4.702% due 12/10/41	551	559

	Principal Amount ($) or Shares	Fair Value $
Series 2005-C1 Class A5 4.697% due 05/10/43	380	398
Government National Mortgage Association Series 2010-14 Class A 4.500% due 06/16/39	303	329
Series 2010-74 Interest Only STRIP 0.867% due 03/16/50	11,339	452
Series 2010-83 Interest Only STRIP 0.552% due 07/16/50	7,674	310
Series 2010-124 Class C 3.392% due 03/16/45	675	698
Series 2010-155 Interest Only STRIP 1.263% due 06/16/39	10,082	674
Series 2010-H04 Class BI Interest Only STRIP 1.386% due 04/20/60	5,800	361
Series 2010-H12 Class PT 5.470% due 11/20/59	1,418	1,536
Series 2010-H22 Class JI Interest Only STRIP 2.496% due 11/20/60	4,566	512
Series 2011-127 Interest Only STRIP 1.535% due 03/16/47	8,635	597
Series 2011-H21 Class HI Interest Only STRIP 1.817% due 11/20/61	10,260	858
Series 2012-99 Class CI Interest Only STRIP 1.042% due 10/16/49	7,302	581
Series 2012-115 Interest Only STRIP 0.433% due 04/16/54	7,785	398
Series 2012-132 Interest Only STRIP 1.140% due 06/16/54	13,792	1,055
Series 2012-147 Class AE 1.750% due 07/16/47	1,609	1,570
Series 2012-H11 Class CI Interest Only STRIP 2.898% due 04/20/62	6,275	628
Series 2013-2 Interest Only STRIP 0.739% due 05/16/54	27,306	1,608
Series 2013-H03 Class HI Interest Only STRIP 2.573% due 12/20/62	5,720	725
Series 2013-H06 Class HI Interest Only STRIP 2.936% due 01/20/63	12,168	1,558
Series 2013-H07 Class JL Interest Only STRIP 2.617% due 03/20/63	12,571	1,674

Russell Short Duration Bond Fund	193

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

GreenPoint Mortgage Funding Trust Series 2006-AR8 Class 1A1A 0.270% due 01/25/47 (Ê)	—	—
Greenpoint Mortgage Pass-Through Certificates Series 2003-1 Class A1 2.920% due 10/25/33 (Ê)	143	140
GS Mortgage Securities Corp. II Series 2004-GG2 Class A6 5.396% due 08/10/38	1,500	1,539
Series 2006-GG8 Class A2 5.479% due 11/10/39	24	24
Series 2007-EOP Class A3 1.456% due 03/06/20 (Ê)(Þ)	4,815	4,826
Series 2013-KYO Class B 1.645% due 11/08/29 (Ê)(Þ)	595	586
GSMPS Mortgage Loan Trust Series 1998-1 Class A 8.000% due 09/19/27 (Þ)	51	53
Series 1998-2 Class A 7.750% due 05/19/27 (Þ)	235	246
Series 1998-3 Class A 7.750% due 09/19/27 (Þ)	11	12
Series 1999-3 Class A 8.000% due 08/19/29 (Þ)	20	20
Series 2005-RP1 Class 1A4 8.500% due 01/25/35 (Þ)	207	224
Series 2006-RP1 Class 1A2 7.500% due 01/25/36 (Þ)	405	413
Series 2006-RP1 Class 1A3 8.000% due 01/25/36 (Þ)	109	115
Series 2006-RP1 Class 1A4 8.500% due 01/25/36 (Å)	86	93
GSR Mortgage Loan Trust Series 2004-7 Class 1A1 2.457% due 06/25/34 (Ê)	174	170
Series 2005-AR6 Class 2A1 2.664% due 09/25/35 (Ê)	289	284
Series 2006-2F Class 3A3 6.000% due 02/25/36	2,607	2,355
Series 2006-3F Class 2A3 5.750% due 03/25/36	384	356
Series 2006-8F Class 4A17 6.000% due 09/25/36	852	723
Series 2007-AR1 Class 1A1 2.960% due 03/25/37 (Ê)	3,041	2,360
HarborView Mortgage Loan Trust Series 2005-4 Class 3A1 2.758% due 07/19/35 (Ê)	751	638
Irvine Core Office Trust Series 2013-IRV Class A1 2.068% due 05/15/48 (Þ)	808	787
JPMorgan Chase Commercial Mortgage Securities Trust Series 2001-CIB2 Class C 6.739% due 04/15/35	810	815

	Principal Amount ($) or Shares	Fair Value $
Series 2001-CIB2 Class D 6.847% due 04/15/35	103	105
Series 2002-C2 Class E 5.567% due 12/12/34	710	727
Series 2002-C3 Class D 5.314% due 07/12/35	907	908
Series 2003-CB6 Class B 5.356% due 07/12/37	930	929
Series 2003-LN1 Class A2 4.920% due 10/15/37	132	132
Series 2003-C1 Class D 5.192% due 01/12/37	800	801
Series 2003-LN1 Class B 5.012% due 10/15/37	730	732
Series 2003-PM1A Class B 5.527% due 08/12/40	2,290	2,289
Series 2004-C1 Class A3 4.719% due 01/15/38	330	333
Series 2004-LN2 Class A2 5.115% due 07/15/41	2,190	2,264
Series 2005-CB13 Class A4 5.294% due 01/12/43	2,070	2,230
Series 2007-CB20 Class A4 5.794% due 02/12/51	414	470
Series 2007-CB20 Class ASB 5.688% due 02/12/51	248	267
Series 2010-C2 Class A1 2.749% due 11/15/43 (Å)	1,346	1,388
JPMorgan Mortgage Trust Series 2004-A2 Class 1A1 2.844% due 05/25/34 (Ê)	238	236
Series 2005-A1 Class 6T1 4.354% due 02/25/35 (Ê)	9	9
Series 2005-A4 Class 1A1 5.262% due 07/25/35 (Ê)	104	106
Series 2006-A6 Class 1A2 2.936% due 10/25/36 (Ê)	30	24
LB-UBS Commercial Mortgage Trust Series 2003-C8 Class D 5.237% due 09/15/37	470	472
Series 2004-C7 Class A1A 4.475% due 10/15/29	1,423	1,472
Series 2004-C7 Class A5 4.628% due 10/15/29	32	33
Series 2005-C1 Class A3 4.545% due 02/15/30	25	25
Mastr Adjustable Rate Mortgages Trust Series 2005-1 Class B1 Interest Only STRIP 3.448% due 03/25/35 (Ê)	254	14
Series 2005-6 Class 7A1 5.219% due 06/25/35 (Ê)	38	37
Mastr Reperforming Loan Trust Series 2005-1 Class 1A3 7.000% due 08/25/34 (Þ)	517	536
Series 2005-2 Class 1A4 8.000% due 05/25/35 (Þ)	359	352

194	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Mellon Residential Funding Corp. Mortgage Pass-Through Trust Series 2000-TBC2 Class A1 0.671% due 06/15/30 (Ê)	302	295
Merrill Lynch Mortgage Investors Trust Series 1998-C1 Class A3 6.720% due 11/15/26	1,616	1,751
Series 1998-C3 Interest Only STRIP 0.847% due 12/15/30	2,744	41
Series 2005-A10 Class A 0.400% due 02/25/36 (Ê)	44	40
Merrill Lynch Mortgage Trust Series 2003-KEY1 Class A4 5.236% due 11/12/35	2,204	2,207
Series 2003-KEY1 Class B 5.334% due 11/12/35	1,750	1,765
Series 2004-KEY2 Class A4 4.864% due 08/12/39	550	569
Series 2004-KEY2 Class B 4.947% due 08/12/39	1,977	2,033
Series 2005-CIP1 Class A2 4.960% due 07/12/38	84	85
Series 2005-CIP1 Class AM 5.107% due 07/12/38	1,728	1,849
MLCC Mortgage Investors, Inc. Series 2005-3 Class 5A 0.440% due 11/25/35 (Ê)	88	81
ML-CFC Commercial Mortgage Trust Series 2007-6 Class A4 5.485% due 03/12/51	200	221
Morgan Stanley Capital I Trust Series 2003-IQ5 Class C 5.545% due 04/15/38	397	398
Series 2003-IQ6 Class C 5.146% due 12/15/41 (Þ)	1,210	1,236
Series 2003-T11 Class A4 5.150% due 06/13/41	58	58
Series 2004-HQ3 Class A4 4.800% due 01/13/41	883	889
Series 2004-HQ3 Class E 4.920% due 01/13/41	1,525	1,547
Series 2004-HQ4 Class A7 4.970% due 04/14/40	227	233
Series 2004-IQ7 Class A4 5.398% due 06/15/38	33	34
Series 2004-T13 Class C 4.790% due 09/13/45	500	508
Morgan Stanley Dean Witter Capital Series 2001-TOP3 Class C 6.790% due 07/15/33	530	540
Morgan Stanley Re-REMIC Trust Series 2010-GG10 Class A4A 5.800% due 08/15/45 (Þ)	4,500	5,035
Series 2010-HQ4 Class AJ 4.970% due 04/15/40 (Þ)	880	906

	Principal Amount ($) or Shares	Fair Value $
Mortgage-Linked Amortizing Notes Series 2012-1 Class A10 2.060% due 01/15/22	8,711	8,803
Motel 6 Trust Series 2012-MTL6 Class A1 1.500% due 10/05/25 (Þ)	2,583	2,551
Series 2012-MTL6 Class A2 1.948% due 10/05/25 (Þ)	1,500	1,477
Series 2012-MTL6 Class XA1 Interest Only STRIP 3.005% due 10/05/25 (Þ)	11,200	453
NCUA Guaranteed Notes Series 2010-R1 Class 2A 1.840% due 10/07/20	1,624	1,628
Series 2010-R3 Class 3A 2.400% due 12/08/20	681	680
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2004-AR4 Class 1A1 2.658% due 12/25/34 (Ê)	569	572
Series 2005-WF1 Class 2A2 4.786% due 03/25/35	165	165
NorthStar Mortgage Trust Series 2012-1 Class A 1.393% due 08/25/29 (Å)(Ê)	687	686
ORES NPL LLC Series 2012-LV1 Class A 4.000% due 09/25/44 (Þ)	217	217
Prime Mortgage Trust Series 2004-CL1 Class 1A2 0.590% due 02/25/34 (Ê)	43	42
Series 2004-CL1 Class 2A2 0.590% due 02/25/19 (Ê)	1	1
Prudential Commercial Mortgage Trust Series 2003-PWR1 Class E 5.259% due 02/11/36 (Þ)	413	413
RALI Trust Series 2005-QS14 Class 2A1 6.000% due 09/25/35	217	162
Reperforming Loan REMIC Trust Series 2005-R2 Class 2A4 8.500% due 06/25/35 (Þ)	115	123
Residential Asset Securitization Trust Series 2005-A10 Class A3 5.500% due 09/25/35	384	348
Series 2006-A9CB Class A6 6.000% due 09/25/36	588	369
RFMSI Trust Series 2006-S10 Class 1A7 6.000% due 10/25/36	474	429
Rref, LLC Series 2013-LT2 Class A 2.833% due 05/22/28 (Þ)	582	581
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP2 Class A1 7.000% due 12/25/18	92	99

Russell Short Duration Bond Fund	195

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Sequoia Mortgage Trust Series 2004-9 Class A2 0.805% due 10/20/34 (Ê)	823	765
SMA Issuer I LLC Series 2012-LV1 Class A 3.500% due 08/20/25 (Þ)	332	333
Structured Asset Mortgage Investments Trust Series 2002-AR3 Class A1 0.852% due 09/19/32 (Ê)	14	14
Structured Asset Securities Corp. Mortgage Pass Through Certificates Series 2001-21A Class 1A1 2.351% due 01/25/32 (Ê)	10	9
Series 2003-34A Class 6A 2.721% due 11/25/33 (Ê)	351	346
Structured Asset Securities Corp. Trust Series 2005-16 Class 1A2 5.500% due 09/25/35	641	638
Suntrust Adjustable Rate Mortgage Loan Trust Series 2007-2 Class 3A3 5.413% due 04/25/37 (Ê)	4,199	3,395
Wachovia Bank Commercial Mortgage Trust Series 2004-C14 Class D 5.269% due 08/15/41	1,026	1,057
Series 2004-C15 Class A4 4.803% due 10/15/41	100	104
Series 2004-C15 Class B 4.892% due 10/15/41	320	331
Series 2005-C17 Class A4 5.083% due 03/15/42	100	105
Series 2005-C22 Class A3 5.310% due 12/15/44	21	22
Series 2006-WL7A Class A2 0.312% due 09/15/21 (Ê)(Þ)	1,059	1,056
Series 2007-C31 Class A2 5.421% due 04/15/47	276	276
Series 2007-C31 Class A4 5.509% due 04/15/47	100	111
Series 2007-C32 Class A2 5.743% due 06/15/49	223	230
Series 2007-WHL8 Class A1 0.271% due 06/15/20 (Ê)(Þ)	1,295	1,284
Wachovia Commercial Mortgage Securities, Inc. Pass Through Certificates Series 2003-C9 Class B 5.109% due 12/15/35	460	466
Series 2003-C9 Class D 5.209% due 12/15/35	2,670	2,688
Washington Mutual Mortgage Pass Through Certificates Series 2002-AR6 Class A 1.562% due 06/25/42 (Ê)	49	44
Series 2002-AR9 Class 1A 1.562% due 08/25/42 (Ê)	136	122
Series 2003-AR7 Class A7 2.319% due 08/25/33 (Ê)	122	122

	Principal Amount ($) or Shares	Fair Value $
Series 2004-AR13 Class A2A 0.558% due 11/25/34 (Ê)	403	365
Series 2005-AR13 Class A1A1 0.480% due 10/25/45 (Ê)	651	585
Series 2006-AR11 Class 2A 2.470% due 09/25/46 (Ê)	363	334
Series 2007-HY3 Class 4A1 2.555% due 03/25/37 (Ê)	2,371	2,162
Wells Fargo Mortgage Backed Securities Trust Series 2004-CC Class A1 2.619% due 01/25/35 (Ê)	108	106
Series 2005-AR2 Class 2A1 2.681% due 03/25/35 (Ê)	242	239
Series 2005-AR16 Class 6A3 2.645% due 10/25/35 (Ê)	3,193	3,180
Series 2006-3 Class A1 5.500% due 03/25/36	101	101
Series 2006-6 Class 1A22 6.000% due 05/25/36 (Ê)	2,379	2,277
Series 2006-AR2 Class 2A1 2.640% due 03/25/36	466	460
Series 2006-AR2 Class 2A3 2.640% due 03/25/36 (Ê)	1,326	1,297
Series 2006-AR4 Class 1A1 5.762% due 04/25/36 (Ê)	1,012	934
Series 2006-AR10 Class 4A1 2.692% due 07/25/36 (Ê)	582	513
Series 2006-AR10 Class 5A6 2.611% due 07/25/36 (Ê)	118	109
Series 2006-AR17 Class A1 2.631% due 10/25/36 (Ê)	1,560	1,390
Series 2007-AR8 Class A1 5.967% due 11/25/37 (Ê)	799	699

		492,711

Municipal Bonds - 0.5%
County of Broward Florida Airport System Revenue Bonds 5.000% due 10/01/18	350	407
County of Santa Clara California General Obligation Unlimited 5.000% due 08/01/30	1,000	1,075
Grand Parkway Transportation Corp. Revenue Bonds 1.000% due 10/01/17 (Ê)	220	220
New York City Water & Sewer System Revenue Bonds 5.000% due 06/15/37	1,600	1,656
Pennsylvania Economic Development Financing Authority Revenue Bonds
5.000% due 01/01/22	2,700	2,992

		6,350

196	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Fair Value $

Non-US Bonds - 1.3%
Autonomous Community of Catalonia 3.875% due 04/07/15	EUR	1,850	2,437
Autonomous Community of Valencia Spain 4.375% due 07/16/15	EUR	100	132
Brazil Notas do Tesouro Nacional Series NTNF 10.000% due 01/01/17	BRL	2,954	1,282
Cadogan Square CLO III BV Series 2006-3X Class A 0.562% due 01/17/23 (Ê)	EUR	837	1,081
France Government Bond OAT 1.000% due 05/25/18	EUR	290	385
Granite Master Issuer PLC Series 2004-2 Class 3A 0.829% due 06/20/44 (Ê)	GBP	190	283
Series 2005-4 Class A5 0.322% due 12/20/54 (Ê)	EUR	992	1,296
Series 2006-4 Class A7 0.342% due 12/20/54 (Ê)	EUR	233	305
Harbourmaster CLO 0.557% due 10/11/19	EUR	1,208	1,593
Leopard CLO III BV Series 2005-X Class A1 0.572% due 04/21/20 (Ê)	EUR	220	289
Mercator CLO II PLC Series 2007-X Class A1 0.437% due 02/18/24 (Ê)	EUR	367	475
Mexican Bonos Series M 6.250% due 06/16/16	MXN	12,825	1,053
6.500% due 06/10/21	MXN	16,020	1,305
Mexican Udibonos 5.000% due 06/16/16	MXN	6,927	605
NAC EuroLoan Advantage I, Ltd. Series 2008-1X Class A-1 1.593% due 04/20/19 (Ê)	GBP	257	391
Peruvian Government International Bond Series REGS 8.600% due 08/12/17	PEN	2,440	1,009
Province of Ontario Canada 4.300% due 03/08/17	CAD	2,300	2,421
Sweden Government Bond Series 1057 1.500% due 11/13/23	SEK	3,205	461
Titrisocram Series 2012-1 Class A 1.098% due 03/25/22 (Ê)	EUR	232	310
United Kingdom Gilt 1.750% due 09/07/22	GBP	100	144
3.250% due 01/22/44	GBP	50	72
Wood Street CLO 1 BV Series 2005-I Class A 0.544% due 11/22/21 (Ê)	EUR	434	563

			17,892

	Principal Amount ($) or Shares	Fair Value $
United States Government Treasuries - 13.1%
United States Treasury Inflation Indexed Bonds 1.625% due 01/15/15	3,769	3,924
0.625% due 07/15/21	2,170	2,263
United States Treasury Notes 0.500% due 10/15/14	8,250	8,282
0.250% due 10/31/14	1,900	1,902
0.375% due 11/15/14	12,500	12,531
0.250% due 01/31/15	10,000	10,006
0.375% due 04/15/15	8,375	8,391
0.250% due 05/15/15	1,400	1,399
0.375% due 06/15/15	8,160	8,173
0.375% due 06/30/15	15,000	15,022
0.250% due 07/31/15	51,795	51,734
0.250% due 12/15/15	3,720	3,705
0.375% due 02/15/16	16,420	16,380
2.250% due 03/31/16	2,335	2,444
0.250% due 04/15/16	2,115	2,100
0.500% due 06/15/16	7,825	7,810
0.625% due 07/15/16	1,275	1,276
0.750% due 12/31/17	620	608
0.750% due 03/31/18	600	585
1.375% due 07/31/18	12,680	12,670
1.250% due 02/29/20	6,845	6,565
2.875% due 05/15/43	840	723

		178,493

Total Long-Term Investments (cost $1,107,941)		1,109,288

Preferred Stocks - 0.1%
Financial Services - 0.1%
DG Funding Trust(Å)	219	1,550

Total Preferred Stocks (cost $2,308)		1,550

Short-Term Investments - 14.5%
AK Transneft OJSC Via TransCapitalInvest, Ltd. 7.700% due 08/07/13 (ç)(Þ)	1,100	1,100
Ally Financial, Inc. 3.475% due 02/11/14 (Ê)	1,500	1,513
4.500% due 02/11/14	900	911
3.672% due 06/20/14 (Ê)	300	303
American Express Credit Corp. Series C 7.300% due 08/20/13	575	577
American Honda Finance Corp. 0.873% due 08/05/13 (Ê)(Þ)	740	740
American International Group, Inc. Series MPLE 4.900% due 06/02/14	3,000	2,991
Anadarko Petroleum Corp. 5.750% due 06/15/14	1,100	1,145

Russell Short Duration Bond Fund	197

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Anheuser-Busch InBev Worldwide, Inc. Series FRN 0.814% due 01/27/14 (Ê)	2,000	2,005
Autonomous Community of Madrid Spain 4.305% due 03/06/14	200	270
Banco Bradesco SA 2.374% due 05/16/14 (Ê)(Þ)	2,100	2,118
Banco do Brasil SA 0.010% due 01/24/14 (ž)	400	398
Bank of America Corp. 1.685% due 01/30/14 (Ê)	1,800	1,810
7.375% due 05/15/14	500	525
Banque PSA Finance SA 2.174% due 04/04/14 (Å)(Ê)	800	793
BNP Paribas SA Series BKNT 1.169% due 01/10/14 (Ê)	1,300	1,303
BPCE SA 2.375% due 10/04/13 (Þ)	100	100
Cameron International Corp. 1.205% due 06/02/14 (Ê)	500	502
Case New Holland, Inc. 7.750% due 09/01/13	1,950	1,957
Cellco Partnership / Verizon Wireless Capital LLC 7.375% due 11/15/13	2,710	2,760
CIT Group, Inc. 5.250% due 04/01/14 (Þ)	2,100	2,142
Coca-Cola Enterprises, Inc. 1.125% due 11/12/13	860	861
Commonwealth Edison Co. 1.625% due 01/15/14	855	860
Credit Agricole Home Loan SFH 1.016% due 07/21/14 (Ê)(Þ)	1,800	1,807
Credit Agricole SA 1.716% due 01/21/14 (Å)(Ê)	1,300	1,307
Daimler Finance NA LLC 1.472% due 09/13/13 (Ê)(Þ)	5,600	5,606
Devon Energy Corp. 5.625% due 01/15/14	615	628
Dexia Credit Local SA 1.500% due 09/27/13 (ç)(ž)	800	800
Series EMTN 0.910% due 04/01/14 (Ê)	1,700	2,585
Series REGS 2.750% due 01/10/14	6,700	6,763
Dexia Credit Local SA NY 0.744% due 04/29/14 (Ê)(Þ)	1,400	1,402
Fannie Mae 6.000% due 04/01/14	5	5
6.000% due 07/01/14	7	8
Freddie Mac 6.000% due 09/01/13	—	1
6.000% due 06/01/14	4	4
5.500% due 07/01/14	—	—

	Principal Amount ($) or Shares		Fair Value $
General Mills, Inc. 5.250% due 08/15/13	575		576
0.624% due 05/16/14 (Ê)	1,000		1,002
Hewlett-Packard Co. 4.750% due 06/02/14	4,255		4,383
Imperial Tobacco Finance PLC 4.375% due 11/22/13	800		1,076
Intesa Sanpaolo SpA 2.674% due 02/24/14 (Ê)(Þ)	700		702
Itau Unibanco SA Zero coupon due 10/31/13 (ž)	5,300		5,281
Zero coupon due 11/08/13 (ž)	1,600		1,594
John Deere Capital Corp. 4.900% due 09/09/13	980		984
Korea Development Bank (The) 8.000% due 01/23/14	600		620
Mexico Cetes Series BI Zero coupon due 08/08/13	395,000		3,090
Zero coupon due 10/03/13	340,000		2,644
Zero coupon due 11/14/13	269,960		2,089
Microsoft Corp. 2.950% due 06/01/14	1,500		1,534
National Australia Bank, Ltd. 0.989% due 04/11/14 (Ê)(Þ)	2,400		2,412
Nordea Eiendomskreditt AS 0.691% due 04/07/14 (Ê)(Þ)	1,300		1,303
PACCAR, Inc. 6.875% due 02/15/14	700		723
Pricoa Global Funding I 0.476% due 09/27/13 (Ê)(Þ)	200		200
Quebecor World Capital Corp. 6.125% due 11/15/13 (Ø)(Æ)	70		—
RCI Banque SA 2.139% due 04/11/14 (Ê)(Þ)	1,800		1,806
Russell U.S. Cash Management Fund	83,139,372	(¥)	83,139
SABMiller PLC 5.500% due 08/15/13 (Þ)	1,145		1,147
SSIF Nevada, LP 0.968% due 04/14/14 (Ê)(Þ)	3,700		3,715
Union Pacific Corp. 5.375% due 05/01/14	1,000		1,036
United States Treasury Bills 0.033% due 08/08/13	11		11
0.036% due 08/08/13	250		250
0.040% due 08/08/13	100		100
0.041% due 08/08/13	400		400
0.010% due 08/15/13 (ç)(ž)	264		264
0.021% due 08/22/13 (ç)(ž)	264		264
Zero coupon due 08/29/13 (ç)(ž)	3,500		3,500
United States Treasury Notes 0.250% due 04/30/14	8,500		8,509
0.125% due 07/31/14	9,030		9,028
Verizon Communications, Inc. Series FRN 0.886% due 03/28/14 (Ê)	2,400		2,407

198	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Volkswagen International Finance NV 1.625% due 08/12/13 (Þ)	525	525
WM Wrigley Jr Co. 3.700% due 06/30/14 (Å)	2,300	2,356

Total Short-Term Investments (cost $197,737)		197,270

Repurchase Agreements - 12.2%
Agreement with Bank of America Securities LLC and State Street Bank (Tri-Party) of $11,200 dated July 29, 2013 at 0.040% to be repurchased at $11,200 on August 8, 2013 collateralized by: $11,200 par various United States Treasury Obligations, valued at $10,966. (Å)	11,200	11,200
Agreement with Bank of America Securities LLC and State Street Bank (Tri-Party) of $12,500 dated July 31, 2013 at 0.090% to be repurchased at $12,500 on August 1, 2013 collateralized by: $12,771 par various United States Treasury Obligations, valued at $12,756.	12,500	12,500
Agreement with Barclays Capital Incorporated and State Street Bank (Tri-Party) of $12,700 dated July 25, 2013 at 0.030% to be repurchased at $12,700 on August 5, 2013 collateralized by: $12,358 par various United States Treasury Obligations, valued at $12,928.	12,700	12,700
Agreement with Barclays Capital Incorporated and State Street Bank (Tri-Party) of $16,400 dated July 31, 2013 at 0.090% to be repurchased at $16,400 on August 1, 2013 collateralized by: $14,086 par various United States Treasury Obligations, valued at $16,944. (Å)	16,400	16,400
Agreement with Barclays Capital Incorporated and State Street Bank (Tri-Party) of $27,600 dated July 30, 2013 at 0.040% to be repurchased at $27,600 on August 12, 2013 collateralized by: $27,748 par various United States Treasury Obligations, valued at $28,127.	27,600	27,600
Agreement with Barclays Capital Incorporated and State Street Bank (Tri-Party) of $9,000 dated July 25, 2013 at 0.030% to be repurchased at $9,000 on August 5, 2013 collateralized by: $9,159 par various United States Treasury Obligations, valued at $9,171.	9,000	9,000

	Principal Amount ($) or Shares	Fair Value $
Agreement with Citigroup Global Markets Incorporated and State Street Bank (Tri-Party) of $5,500 dated July 31, 2013 at 0.110% to be repurchased at $5,500 on August 1, 2013 collateralized by: $5,810 par various United States Government Agency Obligations, valued at $5,594.	5,500	5,500
Agreement with J.P. Morgan Chase Bank and State Street Bank (Tri-Party) of $21,200 dated July 31, 2013 at 0.100% to be repurchased at $21,200 on August 1, 2013 collateralized by: $22,650 par various United States Treasury Obligations, valued at $21,799.	21,200	21,200
Agreement with Morgan Stanley Co. Incorporated and State Street Bank (Tri-Party) of $12,300 dated July 24, 2013 at 0.040% to be repurchased at $12,300 on August 1, 2013 collateralized by: $12,552 par various United States Treasury Obligations, valued at $12,552.	12,300	12,300
Agreement with Morgan Stanley Co. Incorporated and State Street Bank (Tri-Party) of $37,400 dated July 24, 2013 at 0.040% to be repurchased at $37,400 on August 1, 2013 collateralized by: $38,115 par various United States Treasury Obligations, valued at $38,219.	37,400	37,400

Total Repurchase Agreements (cost $165,800)		165,800

Total Investments - 108.3% (identified cost $1,473,786)		1,473,908

Other Assets and Liabilities, Net - (8.3%)		(113,233)

Net Assets - 100.0%		1,360,675

See accompanying notes which are an integral part of this quarterly report.

Russell Short Duration Bond Fund	199

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share and cost unit amounts)

Restricted	Securities

% of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Fair Value (000) $

4.0%
Avenue CLO III, Ltd.	07/23/13	467,263	99.36	464	465
Agreement with Bank of America Securities LLC and State Street Bank (Tri-Party) of $11,200 dated July 29, 2013 at 0.040% to be repurchased at $11,200 on August 8, 2013 collateralized by: $11,200 par various United States Treasury Obligations, valued at $10,966.	12/15/11	11,200,000	100.00	11,200	11,200
Banque PSA Finance SA	03/28/11	800,000	100.00	800	793
Agreement with Barclays Capital Incorporated and State Street Bank (Tri-Party) of $16,400 dated July 31, 2013 at 0.090% to be repurchased at $16,400 on August 1, 2013 collateralized by: $14,086 par various United States Treasury Obligations, valued at $16,944.	03/06/09	16,400,000	100.00	16,400	16,400
BCAP LLC Trust	04/03/13	287,360	94.67	272	281
Credit Agricole SA	01/13/11	1,300,000	100.00	1,300	1,307
Daimler Finance NA LLC	07/24/13	1,800,000	100.00	1,800	1,802
DG Funding Trust	11/04/03	219	10,537.12	2,308	1,550
Export-Import Bank of Korea	03/15/12	1,600,000	100.00	1,600	1,600
Florida Gas Transmission Co. LLC	07/08/10	500,000	99.99	500	526
GSMPS Mortgage Loan Trust	07/02/13	86,188	104.24	90	93
Hewett’s Island CDO, Ltd.	07/24/13	7,241,096	99.30	7,190	7,180
Hidden Ridge Facility Trustee	01/10/13	5,089,235	112.33	5,717	5,363
JP Morgan Chase Commercial Mortgage Securities Trust	07/10/13	1,346,136	103.16	1,389	1,388
Korea Gas Corp.	07/22/13	1,430,000	99.48	1,423	1,428
NorthStar Mortgage Trust	10/26/12	687,092	99.91	686	686
WM Wrigley Jr Co.	02/28/13	2,300,000	102.62	2,360	2,356

					54,418

For a description of restricted securities see note 7 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

200	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Australia Government 10 Year Treasury Bond Futures (SFE) (Australia)	27	AUD	3,208	09/13	(41)
Canada Government 10 Year Bond Futures (Canada)	2	CAD	263	09/13	(5)
Euro-Bobl Futures (Germany)	40	EUR	5,036	09/13	(27)
Eurodollar Futures (CME)	130	USD	32,211	06/15	20
United States Treasury 2 Year Note Futures	799	USD	176,030	09/13	146
United States Treasury 10 Year Note Futures	60	USD	7,586	09/13	(19)
United States Treasury Ultra Long-Term Bond Futures	4	USD	577	09/13	(13)

Short Positions
Euro-BTP Italian Government Bond Futures (Italy)	4	EUR	445	09/13	1
Euro-Bund Futures (Germany)	54	EUR	7,688	09/13	68
Japan Government 10 Year Bond Futures (TSE) (Japan)	2	JPY	287,240	09/13	(4)
Mini Japan Government 10 Year Bond Futures (SGX) (Japan)	18	JPY	258,480	09/13	(8)
United Kingdom Long Gilt Bond Futures (United Kingdom)	19	GBP	2,141	09/13	3
United States Treasury 5 Year Note Futures	363	USD	44,056	09/13	406
United States Treasury 10 Year Note Futures	359	USD	45,391	09/13	861
United States Treasury Long-Term Bond Futures	6	USD	805	09/13	6

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					1,394

See accompanying notes which are an integral part of this quarterly report.

Russell Short Duration Bond Fund	201

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except contract amounts)

Options Written	Call/Put	Number of Contracts	Strike Price	Notional Amount	Expiration Date	Fair Value $

Swaptions
(Fund Receives/Fund Pays)
USD Three Month LIBOR/USD 0.400%	Call	3	0.00	5,000	03/12/14	(7)
USD Three Month LIBOR/USD 0.750%	Call	1	0.00	21,600	09/03/13	—
USD Three Month LIBOR/USD 1.000%	Call	1	0.00	18,900	09/03/13	—
USD 0.400%/USD Three Month LIBOR	Put	3	0.00	5,000	03/12/14	(9)
USD 1.250%/USD Three Month LIBOR	Put	1	0.00	21,600	09/03/13	(399)
USD 1.450%/USD Three Month LIBOR	Put	1	0.00	13,200	09/03/13	(133)
USD 1.750%/USD Three Month LIBOR	Put	1	0.00	8,600	11/27/13	(90)
USD 1.900%/USD Three Month LIBOR	Put	2	0.00	9,100	10/18/13	(44)
USD 2.900%/USD Three Month LIBOR	Put	3	0.00	4,900	09/30/13	(61)

Total Liability for Options Written (premiums received $354)						(743)

Transactions in options written contracts for the period ended July 31, 2013 were as follows:

	Number of Contracts	Premiums Received

Outstanding October 31, 2012	17	$559
Opened	34	962
Closed	(31)	(1,057)
Expired	(4)	(110)

Outstanding July 31, 2013	16	$354

See accompanying notes which are an integral part of this quarterly report.

202	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Bank of America	BRL	386	USD	168	09/04/13	—
Bank of America	JPY	56,166	USD	568	10/17/13	(6)
Bank of America	MXN	1	USD	—	09/18/13	—
Bank of America	MXN	167	USD	13	09/18/13	—
Bank of America	MXN	718	USD	57	09/18/13	1
Bank of America	MXN	2,573	USD	198	09/18/13	(3)
Bank of America	MXN	8,922	USD	688	09/18/13	(7)
Bank of America	MXN	10,123	USD	786	09/18/13	(3)
Barclays	USD	42	BRL	96	08/02/13	—
Barclays	USD	90	BRL	203	08/02/13	(1)
Barclays	USD	3,379	EUR	2,642	08/02/13	136
Barclays	BRL	90	USD	40	08/02/13	—
Barclays	BRL	208	USD	92	08/02/13	1
Barclays	BRL	41	USD	18	09/04/13	—
Barclays	BRL	135	USD	60	09/04/13	1
Barclays	BRL	203	USD	90	09/04/13	1
Barclays	CAD	199	USD	193	08/30/13	—
Barclays	EUR	105	USD	139	08/30/13	—
Barclays	MXN	13	USD	1	09/18/13	—
Barclays	MXN	204	USD	16	09/18/13	—
Barclays	MXN	569	USD	44	09/18/13	—
Barclays	TRY	220	USD	114	08/29/13	1
BNP Paribas	USD	96	BRL	220	08/02/13	—
BNP Paribas	BRL	220	USD	97	08/02/13	—
BNP Paribas	CLP	16,100	USD	32	08/30/13	1
BNP Paribas	GBP	5,364	USD	8,334	09/12/13	176
BNP Paribas	MXN	862	USD	67	09/18/13	—
BNP Paribas	MXN	1,780	USD	136	09/18/13	(3)
BNP Paribas	MXN	3,851	USD	297	09/18/13	(3)
Citigroup	USD	1,971	EUR	1,491	09/03/13	13
Citigroup	USD	3,790	EUR	2,900	09/17/13	69
Citigroup	USD	658	GBP	423	09/12/13	(15)
Citigroup	USD	784	GBP	500	09/12/13	(24)
Citigroup	EUR	1,491	USD	1,971	08/02/13	(13)
Citigroup	EUR	141	USD	187	08/30/13	—
Citigroup	EUR	1,869	USD	2,467	08/30/13	(20)
Citigroup	MXN	406	USD	32	09/18/13	—
Citigroup	MXN	1,790	USD	141	09/18/13	2
Citigroup	SGD	317	USD	250	08/30/13	1
Credit Suisse	USD	64	BRL	143	08/02/13	(1)
Credit Suisse	USD	2,553	BRL	5,847	08/02/13	10
Credit Suisse	USD	2,560	BRL	5,944	11/04/13	(6)
Credit Suisse	USD	5,888	EUR	4,394	09/17/13	(42)
Credit Suisse	BRL	47	USD	21	08/02/13	—
Credit Suisse	BRL	5,944	USD	2,608	08/02/13	3
Credit Suisse	BRL	143	USD	64	09/04/13	1
Credit Suisse	CHF	304	USD	325	08/30/13	(3)
Credit Suisse	MXN	18,111	USD	1,476	08/08/13	59
Deutsche Bank	USD	68	BRL	156	08/02/13	—
Deutsche Bank	USD	62	HUF	13,900	08/30/13	—
Deutsche Bank	BRL	156	USD	70	08/02/13	2
Deutsche Bank	BRL	25	USD	11	09/04/13	—
Deutsche Bank	BRL	39	USD	17	09/04/13	—

See accompanying notes which are an integral part of this quarterly report.

Russell Short Duration Bond Fund	203

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Deutsche Bank	CAD	8,144	USD	7,993	09/23/13	74
Deutsche Bank	EUR	48	USD	64	08/30/13	—
Deutsche Bank	EUR	95	USD	126	08/30/13	—
Deutsche Bank	MXN	791	USD	64	08/08/13	2
Deutsche Bank	SGD	115	USD	91	08/30/13	—
Goldman Sachs	USD	148	BRL	339	08/02/13	1
Goldman Sachs	USD	21,021	EUR	15,942	08/02/13	187
Goldman Sachs	USD	59	EUR	45	08/30/13	—
Goldman Sachs	BRL	97	USD	43	08/02/13	1
Goldman Sachs	BRL	243	USD	108	08/02/13	2
Goldman Sachs	BRL	133	USD	59	09/04/13	1
Goldman Sachs	BRL	197	USD	86	09/04/13	—
Goldman Sachs	EUR	15,942	USD	21,024	09/03/13	(187)
Goldman Sachs	MXN	691	USD	55	09/18/13	1
Goldman Sachs	MXN	1,309	USD	104	09/18/13	2
Goldman Sachs	MXN	1,587	USD	126	09/18/13	2
HSBC	USD	1,470	CAD	1,533	09/23/13	20
HSBC	USD	1,568	EUR	1,184	08/01/13	7
HSBC	USD	1,970	EUR	1,491	08/02/13	13
HSBC	USD	4,664	EUR	3,565	08/02/13	78
HSBC	EUR	1,184	USD	1,569	09/03/13	(7)
HSBC	MXN	20,176	USD	1,628	08/08/13	50
HSBC	MXN	391	USD	31	09/18/13	1
HSBC	MXN	700	USD	54	09/18/13	—
HSBC	MXN	780	USD	61	09/18/13	—
HSBC	MXN	1,024	USD	81	09/18/13	1
HSBC	MXN	1,088	USD	81	09/18/13	(4)
HSBC	MXN	1,246	USD	95	09/18/13	(2)
HSBC	MXN	1,795	USD	138	09/18/13	(2)
JPMorgan Chase	USD	1,035	CAD	1,077	09/23/13	13
JPMorgan Chase	USD	2,903	MXN	36,422	08/27/13	(59)
JPMorgan Chase	USD	180	NOK	1,060	08/30/13	—
JPMorgan Chase	USD	134	SGD	170	08/30/13	—
JPMorgan Chase	AUD	2,678	USD	2,474	08/27/13	71
JPMorgan Chase	HUF	73,005	USD	327	08/30/13	3
JPMorgan Chase	JPY	489,026	USD	4,918	08/27/13	(77)
JPMorgan Chase	JPY	27,300	USD	278	08/30/13	(1)
JPMorgan Chase	KRW	146,608	USD	131	08/30/13	1
JPMorgan Chase	MXN	300	USD	23	09/18/13	—
JPMorgan Chase	MXN	794	USD	62	09/18/13	—
JPMorgan Chase	MXN	949	USD	71	09/18/13	(3)
JPMorgan Chase	MXN	1,231	USD	94	09/18/13	(2)
JPMorgan Chase	MXN	1,259	USD	99	09/18/13	1
JPMorgan Chase	MXN	1,503	USD	119	09/18/13	2
JPMorgan Chase	MXN	2,056	USD	155	09/18/13	(5)
JPMorgan Chase	MXN	33,740	USD	2,671	10/03/13	44
JPMorgan Chase	MXN	13,332	USD	1,051	11/14/13	17
JPMorgan Chase	MXN	13,333	USD	1,051	11/14/13	17
JPMorgan Chase	SEK	1,160	USD	179	08/30/13	2
Morgan Stanley	USD	109	BRL	243	08/02/13	(3)
Morgan Stanley	USD	422	GBP	275	08/30/13	(4)
Morgan Stanley	USD	6,500	MXN	80,907	09/18/13	(194)
Morgan Stanley	USD	316	NOK	1,863	08/30/13	—

See accompanying notes which are an integral part of this quarterly report.

204	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
Morgan Stanley	BRL	31	USD	13	08/02/13	—
Morgan Stanley	BRL	47	USD	21	08/02/13	1
Morgan Stanley	BRL	166	USD	74	08/02/13	1
Morgan Stanley	BRL	243	USD	109	09/04/13	3
Morgan Stanley	GBP	145	USD	223	08/30/13	2
Morgan Stanley	MXN	471	USD	36	09/18/13	(1)
Morgan Stanley	MXN	539	USD	42	09/18/13	—
Morgan Stanley	MXN	541	USD	40	09/18/13	(2)
Morgan Stanley	MXN	565	USD	43	09/18/13	(1)
Morgan Stanley	MXN	621	USD	48	09/18/13	(1)
Morgan Stanley	MXN	833	USD	64	09/18/13	(1)
Morgan Stanley	MXN	904	USD	72	09/18/13	2
Morgan Stanley	MXN	959	USD	72	09/18/13	(2)
Morgan Stanley	MXN	1,382	USD	110	09/18/13	2
Morgan Stanley	MXN	2,016	USD	156	09/18/13	(1)
National Australia Bank	USD	810	JPY	81,244	08/30/13	20
Royal Bank of Canada	USD	66	MXN	827	08/30/13	(1)
Royal Bank of Scotland	EUR	22,149	USD	28,989	08/02/13	(477)
Standard Chartered	INR	1,400	USD	23	08/30/13	1
UBS	USD	37	AUD	40	08/30/13	(1)
UBS	USD	22	BRL	50	08/02/13	—
UBS	USD	114	BRL	256	08/02/13	(2)
UBS	USD	188	BRL	429	08/02/13	—
UBS	USD	2,925	BRL	5,944	08/02/13	(320)
UBS	USD	190	SEK	1,229	08/01/13	(2)
UBS	BRL	50	USD	22	08/02/13	—
UBS	BRL	6,628	USD	2,894	08/02/13	(11)
UBS	BRL	45	USD	20	09/04/13	—
UBS	BRL	50	USD	22	09/04/13	—
UBS	BRL	256	USD	113	09/04/13	2
UBS	BRL	429	USD	187	09/04/13	—
UBS	EUR	94	USD	125	08/30/13	—
UBS	MXN	320	USD	24	09/18/13	(1)
UBS	MXN	1,744	USD	138	09/18/13	2
UBS	SEK	1,229	USD	190	08/30/13	2
UBS	SEK	4,079	USD	631	08/30/13	6
Westpac	USD	437	AUD	477	08/30/13	(9)
Westpac	NZD	694	USD	550	08/30/13	(3)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(400)

See accompanying notes which are an integral part of this quarterly report.

Russell Short Duration Bond Fund	205

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts
Counterparty	Notional Amount		Fund Receives	Fund Pays	Termination Date	Fair Value $

Bank of America	JPY	17,400	Six Month LIBOR	2.653%	03/08/43	1
Bank of America	JPY	3,000	Six Month LIBOR	2.550%	04/30/43	—
Barclays	GBP	110	Six Month LIBOR	1.877%	11/08/22	7
Barclays	JPY	4,755	Six Month LIBOR	2.548%	04/30/43	1
BNP Paribas	BRL	2,700	9.120%	Brazil Interbank Deposit Rate	01/02/17	(37)
Citigroup	USD	27,000	1.000%	Federal Fund Effective Rate - 1 Year	10/15/17	(386)
Citigroup	USD	9,500	2.650%	Three Month LIBOR	07/31/23	(112)
Credit Suisse	JPY	15,400	Six Month LIBOR	0.820%	02/18/23	2
Deutsche Bank	KRW	235,000	Three Month Korea Interbank Rate	2.960%	09/23/16	—
Deutsche Bank	JPY	15,400	Six Month LIBOR	0.816%	02/18/23	2
Goldman Sachs	USD	36,500	1.500%	Three Month LIBOR	03/18/16	162
Goldman Sachs	JPY	4,245	Six Month LIBOR	2.540%	04/30/43	1
HSBC	BRL	700	8.950%	Brazil Interbank Deposit Rate	01/02/17	(11)
HSBC	MXN	19,000	5.500%	Mexico Interbank 28 Day Deposit Rate	09/13/17	4
Morgan Stanley	BRL	2,300	9.140%	Brazil Interbank Deposit Rate	01/02/17	(31)
Morgan Stanley	MXN	10,000	5.500%	Mexico Interbank 28 Day Deposit Rate	09/13/17	2
Morgan Stanley	USD	6,500	Three Month LIBOR	3.500%	12/18/43	244
UBS	BRL	4,000	8.900%	Brazil Interbank Deposit Rate	01/02/17	(61)

Total Fair Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - $463 (å)						(212)

See accompanying notes which are an integral part of this quarterly report.

206	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands

Credit Default Swap Contracts
Corporate Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Fair Value $

Ally Financial, Inc.	JPMorgan Chase	3.131%	USD	500	5.000%	06/20/15	17
Bank of America	Deutsche Bank	0.424%	USD	1,400	1.000%	09/20/14	9
Berkshire Hathaway, Inc.	Barclays	0.185%	USD	300	1.000%	12/20/13	1
Berkshire Hathaway, Inc.	Bank of America	0.519%	USD	400	1.000%	03/20/16	5
Citigroup	Deutsche Bank	0.370%	USD	3,700	1.000%	09/20/14	27
GE Capital Corp.	Citigroup	0.252%	USD	200	4.325%	12/20/13	3
GE Capital Corp.	Citigroup	0.252%	USD	200	4.200%	12/20/13	3
GE Capital Corp.	Deutsche Bank	0.252%	USD	100	4.900%	12/20/13	2
GE Capital Corp.	Deutsche Bank	0.252%	USD	200	4.230%	12/20/13	3
JPMorgan Chase & Co.	Citigroup	0.315%	USD	2,800	1.000%	06/20/14	17
JPMorgan Chase & Co.	Citigroup	0.350%	USD	2,000	1.000%	09/20/14	15
MetLife, Inc.	JPMorgan Chase	0.111%	USD	1,400	1.000%	09/20/13	2
MetLife, Inc.	Citigroup	0.320%	USD	1,700	1.000%	12/20/14	16

Total Fair Value on Open Corporate Issues Premiums Paid (Received) - ($17)							120

Credit Indices
Reference Entity	Counterparty	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Fair Value $

CDX Emerging Markets Index	Barclays	USD	1,000	5.000%	06/20/15	34
CDX Emerging Markets Index	Morgan Stanley	USD	300	5.000%	06/20/15	10
CDX Investment Grade Index	JPMorgan Chase	USD	97	0.553%	12/20/17	2
CDX Investment Grade Index	Pershing	USD	96	0.548%	12/20/17	2

Total Fair Value on Open Credit Indices Premiums Paid (Received) - $58						48

Sovereign Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Fair Value $

Brazil Government International Bond	Barclays	1.229%	USD	1,700	1.000%	09/20/15	(8)
Brazil Government International Bond	Citigroup	1.229%	USD	1,000	1.000%	09/20/15	(5)
Brazil Government International Bond	HSBC	1.229%	USD	700	1.000%	09/20/15	(3)
Brazil Government International Bond	UBS	1.229%	USD	500	1.000%	09/20/15	(2)
Brazil Government International Bond	Citigroup	1.358%	USD	3,100	1.000%	03/20/16	(29)
Brazil Government International Bond	HSBC	1.358%	USD	300	1.000%	03/20/16	(3)
Brazil Government International Bond	Credit Suisse	1.406%	USD	2,200	1.000%	06/20/16	(25)
Export-Import Bank of China	Deutsche Bank	0.981%	USD	700	1.000%	12/20/16	—
Export-Import Bank of Korea	Deutsche Bank	0.589%	USD	300	1.000%	12/20/16	4
Japan Government International Bond	Barclays	0.232%	USD	800	1.000%	06/20/15	12
Japan Government International Bond	Bank of America	0.286%	USD	400	1.000%	12/20/15	7
Japan Government International Bond	Barclays	0.286%	USD	500	1.000%	12/20/15	9
Japan Government International Bond	UBS	0.286%	USD	400	1.000%	12/20/15	7
Mexico Government International Bond	Barclays	0.661%	USD	1,700	1.000%	09/20/15	12
Mexico Government International Bond	Deutsche Bank	0.774%	USD	1,000	1.000%	03/20/16	6
Mexico Government International Bond	Deutsche Bank	0.816%	USD	2,500	1.000%	06/20/16	13
Mexico Government International Bond	Barclays	1.144%	USD	2,400	1.000%	03/20/18	(16)
United Kingdom Gilt	Goldman Sachs	0.118%	USD	100	1.000%	03/20/15	1
United States Government Bond	BNP Paribas	0.186%	EUR	2,000	0.250%	09/20/16	5

Total Fair Value on Open Sovereign Issues Premiums Paid (Received) - ($98)							(15)

Total Fair Value on Open Credit Default Swap Contracts Premiums Paid (Received) - ($57) (å)							153

See accompanying notes which are an integral part of this quarterly report.

Russell Short Duration Bond Fund	207

Russell Investment Company

Russell Short Duration Bond Fund

Presentation of Portfolio Holdings — July 31, 2013 (Unaudited)

Amounts in thousands

	Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Long-Term Investments
Asset-Backed Securities	$—	$122,543	$5,279	$127,822
Corporate Bonds and Notes	—	163,847	5,363	169,210
International Debt	—	116,810	—	116,810
Mortgage-Backed Securities	—	481,511	11,200	492,711
Municipal Bonds	—	6,350	—	6,350
Non-US Bonds	—	17,892	—	17,892
United States Government Treasuries	—	178,493	—	178,493
Preferred Stocks	—	—	1,550	1,550
Short-Term Investments	—	197,270	—	197,270
Repurchase Agreements	—	165,800	—	165,800

Total Investments	—	1,450,516	23,392	1,473,908

Other Financial Instruments
Futures Contracts	1,394	—	—	1,394
Options Written	—	(743)	—	(743)
Foreign Currency Exchange Contracts	5	(405)	—	(400)
Interest Rate Swap Contracts	—	(675)	—	(675)
Credit Default Swap Contracts	—	210	—	210

Total Other Financial Instruments*	$1,399	$(1,613)	$—	$(214)

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2013, see note 2 in the Notes to Quarterly Report.

A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ending July 31, 2013 were as follows:

Category and Subcategory	Beginning Balance 11/1/2012	Gross Purchases	Gross Sales	Accrued Discounts/ (Premiums)	Realized Gain (Loss)	Net Transfers into Level 3	Net Transfers out of Level 3	Net change in Unrealized Appreciation/ (Depreciation)	Ending Balance at 7/31/2013	Net change in Unrealized Appreciation/ (Depreciation) on Investments held as of 7/31/2013

Long-term Investments
Asset Backed Securities	$5,055	$420	$201	$(1)	$—	$30	$—	$(24)	$5,279	$(24)
Corporate Bonds and Notes	—	—	—	—	—	5,730	—	(367)	5,363	(367)
International Debt	1,397	—	874	—	—	—	523	—	—	—
Mortgage-Backed Securities	8,977	6,843	4,360	(169)	11	—	—	(102)	11,200	(102)
Non-US Bonds	1,224	—	1,190	—	(4)	—	—	(30)	—	—
Preferred Stocks	1,607	—	—	—	—	—	—	(57)	1,550	(57)
Short-Term Investments	2,972	5,750	2,999	(4)	11	—	5,730	—	—	—

Total Investments	$21,232	$13,013	$9,624	$(174)	$18	$5,760	$6,253	$(580)	$23,392	$(550)

See accompanying notes which are an integral part of this quarterly report.

208	Russell Short Duration Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Fair Value $

Municipal Bonds - 93.3%
Alabama - 0.7%
Alabama 21st Century Authority Revenue Bonds	1,120	5.000	06/01/18	1,249
Alabama 21st Century Authority Revenue Bonds	545	5.000	06/01/20	607
Alabama Public School & College Authority Revenue Bonds	1,000	5.000	05/01/14	1,033
Alabama Public School & College Authority Revenue Bonds	1,000	5.000	05/01/15	1,074
Birmingham Water Works Board Revenue Bonds (µ)	1,275	5.000	01/01/17	1,417
Courtland Industrial Development Board Revenue Bonds	250	5.000	11/01/13	253
Homewood Educational Building Authority Revenue Bonds (µ)	485	5.000	12/01/26	513

				6,146

Alaska - 0.1%
City of Valdez Alaska Revenue Bonds	750	5.000	01/01/21	849

Arizona - 4.0%
Arizona Department of Transportation State Highway Fund Revenue Bonds	1,500	5.000	07/01/14	1,564
Arizona Department of Transportation State Highway Fund Revenue Bonds	7,000	5.000	07/01/21	8,243
Arizona Department of Transportation State Highway Fund Revenue Bonds	4,300	5.000	07/01/25	4,828
Arizona Health Facilities Authority Revenue Bonds	2,000	5.250	01/01/18	2,284
Arizona Health Facilities Authority Revenue Bonds	2,000	5.250	01/01/22	2,176
Arizona Water Infrastructure Finance Authority Revenue Bonds	1,000	5.000	10/01/18	1,178
City of Mesa Arizona Revenue Bonds (µ)	560	5.250	07/01/14	585
City of Phoenix Arizona General Obligation Unlimited	2,000	5.000	07/01/15	2,171
Maricopa County Pollution Control Corp. Revenue Bonds (Ê)	2,310	5.200	06/01/43	2,541
Salt River Project Agricultural Improvement & Power District Revenue Bonds	1,635	5.000	01/01/25	1,785
Salt Verde Financial Corp. Revenue Bonds	1,045	5.250	12/01/24	1,136
Tangerine Farms Road Improvement District Revenue Bonds	2,240	5.000	07/01/26	2,456
Tangerine Farms Road Improvement District Revenue Bonds	800	5.000	07/01/27	866
Tangerine Farms Road Improvement District Revenue Bonds	1,735	5.000	07/01/28	1,842

				33,655

California - 7.8%
Burbank Unified School District General Obligation Unlimited	1,125	5.000	08/01/26	1,235
California Health Facilities Financing Authority Revenue Bonds	1,550	5.000	07/01/16	1,715
California Health Facilities Financing Authority Revenue Bonds	1,000	5.000	11/15/29	985
California Infrastructure & Economic Development Bank Revenue Bonds (µ)(Ê)	500	0.040	09/01/37	500
California State Department of Water Resources Revenue Bonds	1,000	5.000	05/01/16	1,114
California State Department of Water Resources Revenue Bonds	1,000	5.000	05/01/17	1,144
California State Department of Water Resources Revenue Bonds	2,500	5.000	05/01/19	2,954
California State Department of Water Resources Revenue Bonds	2,500	5.000	12/01/20	2,990
California State Department of Water Resources Revenue Bonds	1,000	5.000	12/01/21	1,145
California State Public Works Board Revenue Bonds	1,000	5.000	12/01/16	1,127
California Statewide Communities Development Authority Revenue Bonds	2,260	5.000	04/01/19	2,629
California Statewide Communities Development Authority Revenue Bonds	1,405	6.000	05/15/23	1,520
City of Fresno California Airport Revenue Bonds (µ)	225	5.000	07/01/22	246
County of Los Angeles California Certificate Of Participation	200	5.000	09/01/20	229
County of Los Angeles California Certificate Of Participation	500	5.000	03/01/21	570
County of Los Angeles California Certificate Of Participation	125	5.000	09/01/21	143
County of Los Angeles California Certificate Of Participation	430	5.000	09/01/22	485
County of Sacramento California Airport System Revenue Bonds	2,000	5.000	07/01/22	2,198
El Monte Union High School District General Obligation Unlimited (µ)	4,750	5.500	06/01/34	4,988
Golden State Tobacco Securitization Corp. Revenue Bonds (µ)	750	4.600	06/01/23	796
Kings River Conservation District Certificate Of Participation	850	5.000	05/01/15	905
Los Angeles Department of Water & Power Revenue Bonds	1,280	5.000	01/01/16	1,403
Los Angeles Harbor Department Revenue Bonds	2,000	5.250	08/01/22	2,267
Modesto Irrigation District Revenue Bonds	1,425	5.000	07/01/17	1,619
Northern California Power Agency Revenue Bonds	1,000	5.000	06/01/15	1,078

Russell Tax Exempt Bond Fund	209

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Fair Value $

San Diego Public Facilities Financing Authority Sewer Revenue Bonds	240	5.000	05/15/21	271
San Francisco City & County Public Utilities Commission Water Revenue Bonds	2,685	5.000	11/01/27	2,897
Southern California Public Power Authority Revenue Bonds	1,500	5.000	07/01/18	1,757
Southern California Public Power Authority Revenue Bonds	1,000	5.000	07/01/23	1,142
State of California General Obligation Unlimited (µ)	1,000	6.000	02/01/17	1,166
State of California General Obligation Unlimited	1,000	5.000	10/01/17	1,150
State of California General Obligation Unlimited	2,000	5.000	02/01/20	2,338
State of California General Obligation Unlimited	1,250	5.000	07/01/20	1,462
State of California General Obligation Unlimited	2,500	5.500	04/01/21	2,888
State of California General Obligation Unlimited	1,000	5.250	07/01/21	1,166
State of California General Obligation Unlimited	1,000	5.250	03/01/22	1,126
State of California General Obligation Unlimited	3,500	5.000	10/01/24	3,829
State of California General Obligation Unlimited	2,500	5.250	09/01/28	2,718
State of California General Obligation Unlimited	2,685	5.000	10/01/29	2,821
State of California General Obligation Unlimited	450	5.000	02/01/31	468
Tuolumne Wind Project Authority Revenue Bonds	1,500	5.000	01/01/18	1,685
University of California Revenue Bonds	500	4.000	05/15/14	515

				65,384

Colorado - 2.7%
City & County of Denver Colorado Airport System Revenue Bonds	1,965	5.000	11/15/25	2,156
City of Colorado Springs Colorado Utilities System Revenue Bonds	4,000	5.000	11/15/18	4,692
Colorado Health Facilities Authority Revenue Bonds	1,000	5.250	06/01/23	1,060
Colorado Housing & Finance Authority Revenue Bonds	11,350	5.000	05/15/14	11,769
Colorado Housing & Finance Authority Revenue Bonds	15	6.300	08/01/16	15
Denver Urban Renewal Authority Tax Allocation	1,575	5.000	12/01/21	1,778
E-470 Public Highway Authority Revenue Bonds (µ)	850	5.000	09/01/17	894

				22,364

Connecticut - 0.9%
Connecticut State Health & Educational Facility Authority Revenue Bonds	2,500	5.000	07/01/25	2,812
Hartford County Metropolitan District Revenue Bonds	2,250	5.000	04/01/33	2,376
State of Connecticut General Obligation Unlimited	2,490	5.000	01/01/16	2,747

				7,935

Delaware - 0.6%
Delaware Transportation Authority Revenue Bonds (µ)(æ)	1,305	5.000	07/01/15	1,418
Delaware Transportation Authority Revenue Bonds	1,330	5.000	07/01/16	1,489
Delaware Transportation Authority Revenue Bonds	1,000	5.000	07/01/17	1,147
University of Delaware Revenue Bonds	1,000	5.000	11/01/21	1,183

				5,237

Florida - 7.9%
Citizens Property Insurance Corp. Revenue Bonds (µ)	1,000	5.000	03/01/15	1,063
Citizens Property Insurance Corp. Revenue Bonds	2,500	5.000	06/01/18	2,828
Citizens Property Insurance Corp. Revenue Bonds	2,495	5.000	06/01/19	2,824
Citizens Property Insurance Corp. Revenue Bonds	2,500	5.000	06/01/20	2,815
Citizens Property Insurance Corp. Revenue Bonds	4,385	5.000	06/01/22	4,835
City of Lakeland Florida Department of Electric Utilities Revenue Bonds (µ)	2,000	5.000	10/01/17	2,242
City of Pembroke Pines Florida Revenue Bonds (µ)	1,000	5.000	10/01/16	1,100
City of Tampa Florida Revenue Bonds	500	5.000	11/15/15	548
County of Miami-Dade Florida Water & Sewer System Revenue Bonds (µ)	1,500	5.250	10/01/19	1,765
County of Orange Florida Sales Tax Revenue Bonds	8,885	5.000	01/01/20	10,381
County of Sarasota Florida Utility System Revenue Bonds (µ)	2,290	5.000	10/01/18	2,476
Florida Department of Children & Family Services Certificate Of Participation (µ)	1,175	5.000	10/01/15	1,277
Hillsborough County Aviation Authority Revenue Bonds	1,000	5.000	10/01/14	1,054

210	Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Fair Value $

JEA Electric System Revenue Bonds	1,000	5.000	10/01/17	1,143
Kissimmee Utility Authority Revenue Bonds (µ)	1,000	5.000	10/01/17	1,118
Miami-Dade County Educational Facilities Authority Revenue Bonds (µ)(æ)	1,750	5.000	04/01/14	1,804
Orlando Utilities Commission Revenue Bonds	3,000	5.000	10/01/19	3,557
Orlando-Orange County Expressway Authority Revenue Bonds	4,145	5.000	07/01/20	4,784
Palm Beach County School District Certificate Of Participation (µ)	1,000	5.000	08/01/14	1,046
South Miami Health Facilities Authority Revenue Bonds	750	5.000	08/15/18	842
State of Florida General Obligation Unlimited	8,450	5.000	06/01/15	9,142
State of Florida General Obligation Unlimited	1,000	5.000	06/01/16	1,116
State of Florida General Obligation Unlimited	3,515	5.000	06/01/17	3,817
State of Florida Revenue Bonds	1,300	5.000	07/01/16	1,449
Tampa-Hillsborough County Expressway Authority Revenue Bonds (µ)	1,000	5.000	07/01/14	1,043

				66,069

Georgia - 1.9%
Atlanta Independent School System Certificate Of Participation	2,000	5.000	03/01/17	2,238
City of Atlanta Georgia Department of Aviation Revenue Bonds	2,000	5.000	01/01/16	2,193
City of Atlanta Georgia Department of Aviation Revenue Bonds	2,500	5.000	01/01/20	2,864
City of Atlanta Georgia Water & Wastewater Revenue Bonds	1,000	6.000	11/01/20	1,204
City of Atlanta Georgia Water & Wastewater Revenue Bonds (µ)	2,000	5.500	11/01/23	2,218
City of Atlanta Georgia Water & Wastewater Revenue Bonds	1,300	6.000	11/01/25	1,511
Municipal Electric Authority of Georgia Revenue Bonds (µ)	850	6.250	01/01/17	984
Private Colleges & Universities Authority Revenue Bonds	1,500	5.000	09/01/16	1,689
State of Georgia General Obligation Unlimited	1,240	5.000	07/01/17	1,429

				16,330

Guam - 0.3%
Guam Power Authority Revenue Bonds	1,000	5.000	10/01/34	965
Territory of Guam Revenue Bonds	500	5.375	12/01/24	521
Territory of Guam Revenue Bonds	785	5.000	01/01/32	803

				2,289

Hawaii - 0.6%
City & County Honolulu Hawaii Wastewater System Revenue Bonds (µ)	1,500	5.000	07/01/19	1,717
Hawaii Housing & Community Development Corp. Revenue Bonds	75	3.700	01/01/22	76
Hawaii State Department of Budget & Finance Revenue Bonds (µ)(Ê)	2,140	0.270	07/01/24	2,001
State of Hawaii General Obligation Unlimited	1,000	5.000	02/01/15	1,069

				4,863

Idaho - 0.4%
Boise State University Revenue Bonds	1,100	5.000	04/01/17	1,242
Idaho Housing & Finance Association Revenue Bonds (µ)	1,330	5.250	07/15/21	1,485
Idaho State Building Authority Revenue Bonds	940	5.000	09/01/23	1,073

				3,800

Illinois - 5.3%
City of Chicago Illinois General Obligation Unlimited (µ)	2,500	5.000	01/01/17	2,621
City of Chicago Illinois General Obligation Unlimited (µ)	2,135	5.000	12/01/23	2,187
City of Chicago Illinois General Obligation Unlimited (µ)(Ê)	500	0.070	01/01/42	500
City of Chicago Illinois O’Hare International Airport Revenue Bonds (µ)	1,000	5.000	01/01/19	1,068
City of Chicago Illinois O’Hare International Airport Revenue Bonds (µ)	1,320	5.000	01/01/20	1,451
Cook County Community Consolidated School District No. 15 Palatine General Obligation Limited (µ)	2,235	Zero coupon	12/01/13	2,222
Illinois Finance Authority Revenue Bonds	1,000	5.000	03/01/15	1,067
Lake County Community Unit School District No. 116 Round Lake General Obligation Unlimited (µ)	400	7.600	02/01/14	414

Russell Tax Exempt Bond Fund	211

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Fair Value $

Metropolitan Pier & Exposition Authority Revenue Bonds	1,500	5.000	12/15/22	1,662
Railsplitter Tobacco Settlement Authority Revenue Bonds	1,000	5.000	06/01/18	1,117
Railsplitter Tobacco Settlement Authority Revenue Bonds	1,000	5.000	06/01/19	1,120
Railsplitter Tobacco Settlement Authority Revenue Bonds	2,750	5.500	06/01/23	3,024
State of Illinois General Obligation Unlimited	2,000	5.000	04/01/21	2,160
State of Illinois General Obligation Unlimited	3,000	5.000	07/01/21	3,233
State of Illinois General Obligation Unlimited	1,000	5.000	08/01/22	1,070
State of Illinois Revenue Bonds	2,300	5.000	12/15/15	2,540
State of Illinois Revenue Bonds (µ)	1,000	5.000	06/15/16	1,114
State of Illinois Revenue Bonds	12,500	5.000	06/15/21	14,381
University of Illinois Revenue Bonds	1,115	5.000	04/01/20	1,296

				44,247

Indiana - 1.0%
Ball State University Revenue Bonds (µ)	1,000	5.000	07/01/16	1,099
City of Indianapolis Indiana Gas Utility Revenue Bonds (µ)	1,000	5.000	08/15/23	1,106
Indiana Bond Bank Revenue Bonds (µ)	20	5.750	08/01/13	20
Indiana Finance Authority Revenue Bonds	1,000	4.900	01/01/16	1,065
Indiana Finance Authority Revenue Bonds	1,500	5.250	02/01/18	1,760
Indiana Finance Authority Revenue Bonds	1,000	5.000	02/01/19	1,177
Indianapolis Local Public Improvement Bond Bank Revenue Bonds	1,150	5.000	06/01/16	1,261
Indianapolis Local Public Improvement Bond Bank Revenue Bonds	1,000	5.000	02/01/18	1,154

				8,642

Iowa - 0.3%
Iowa Finance Authority Revenue Bonds (µ)	1,000	5.000	07/01/14	1,040
Iowa Higher Education Loan Authority Revenue Bonds	1,625	5.000	12/01/18	1,908

				2,948

Louisiana - 1.6%
Louisiana Public Facilities Authority Revenue Bonds	1,000	5.000	07/01/19	1,135
Louisiana State Citizens Property Insurance Corp. Revenue Bonds (µ)	2,460	6.750	06/01/26	2,792
Louisiana State University & Agricultural & Mechanical College Revenue Bonds	1,000	5.000	07/01/16	1,113
State of Louisiana Gasoline & Fuels Tax Revenue Bonds	7,000	5.000	05/01/21	8,230

				13,270

Maryland - 1.0%
County of Montgomery Maryland General Obligation Unlimited	1,350	5.000	07/01/19	1,609
County of Prince George’s Maryland General Obligation Limited	1,000	5.000	07/15/16	1,122
Maryland Economic Development Corp. Revenue Bonds	1,250	5.125	06/01/20	1,349
Maryland Economic Development Corp. Revenue Bonds	885	6.200	09/01/22	1,022
Maryland Health & Higher Educational Facilities Authority Revenue Bonds (Ê)	465	5.000	05/15/48	501
Maryland State Transportation Authority Revenue Bonds	1,000	5.000	03/01/16	1,106
State of Maryland General Obligation Unlimited	1,500	5.000	08/01/14	1,571

				8,280

Massachusetts - 1.4%
Commonwealth of Massachusetts General Obligation Limited	930	5.500	11/01/15	1,032
Commonwealth of Massachusetts General Obligation Limited	1,000	5.500	10/01/16	1,145
Commonwealth of Massachusetts General Obligation Unlimited	1,500	5.250	08/01/13	1,500
Massachusetts Department of Transportation Revenue Bonds	1,380	5.000	01/01/15	1,465
Massachusetts Port Authority Revenue Bonds	1,000	5.000	07/01/21	1,181
Massachusetts School Building Authority Revenue Bonds	1,015	5.000	08/15/17	1,168
Massachusetts School Building Authority Revenue Bonds	1,000	5.000	10/15/22	1,166
Massachusetts Water Pollution Abatement Trust (The) Revenue Bonds	1,090	5.000	08/01/16	1,226
Massachusetts Water Resources Authority Revenue Bonds	1,525	5.000	08/01/14	1,597

				11,480

212	Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Fair Value $

Michigan - 3.0%
City of Detroit Michigan Sewage Disposal System Revenue Bonds (µ)	1,000	5.000	07/01/14	1,002
City of Detroit Michigan Sewage Disposal System Revenue Bonds	3,500	5.000	07/01/32	3,166
City of Detroit Michigan Water Supply System Revenue Bonds (µ)	1,015	5.000	07/01/18	1,017
City of Detroit Michigan Water Supply System Revenue Bonds (µ)	170	4.500	07/01/25	153
Detroit City School District General Obligation Unlimited (µ)	1,000	6.000	05/01/19	1,157
Kent Hospital Finance Authority Revenue Bonds	1,505	5.000	11/15/19	1,730
Kent Hospital Finance Authority Revenue Bonds (Ê)	500	5.250	01/15/47	511
Michigan Finance Authority Revenue Bonds	5,000	5.000	07/01/14	5,218
Michigan Finance Authority Revenue Bonds	1,500	5.000	06/01/19	1,665
Michigan Finance Authority Revenue Bonds	3,500	5.000	07/01/21	3,976
Michigan State Hospital Finance Authority Revenue Bonds (æ)	1,000	5.500	11/01/13	1,013
Michigan Strategic Fund Revenue Bonds	2,000	6.250	06/01/14	2,081
Wayne County Airport Authority Revenue Bonds	2,000	5.000	12/01/17	2,304

				24,993

Minnesota - 2.5%
City of Minneapolis Minnesota Revenue Bonds	1,250	5.000	08/01/17	1,332
City of Minneapolis Minnesota Revenue Bonds	1,855	6.375	11/15/23	2,135
City of Rochester Minnesota Revenue Bonds (Ê)	1,125	4.000	11/15/30	1,255
City of Saint Louis Park Minnesota Revenue Bonds	1,165	5.500	07/01/17	1,322
City of Saint Louis Park Minnesota Revenue Bonds	725	5.500	07/01/18	836
Elk River Independent School District No. 728 General Obligation Unlimited	5,175	4.000	02/01/15	5,447
Elk River Independent School District No. 728 General Obligation Unlimited	2,465	5.000	02/01/16	2,709
Minnesota Municipal Power Agency Revenue Bonds	2,220	5.250	10/01/21	2,393
State of Minnesota General Obligation Unlimited	545	5.000	06/01/14	566
State of Minnesota General Obligation Unlimited	1,000	5.000	08/01/15	1,090
State of Minnesota General Obligation Unlimited	1,990	5.000	06/01/17	2,287

				21,372

Mississippi - 0.3%
Mississippi Development Bank Revenue Bonds (µ)	1,000	5.000	07/01/15	1,064
Mississippi Hospital Equipment & Facilities Authority Revenue Bonds	1,555	5.000	10/01/17	1,777

				2,841

Missouri - 0.7%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue Bonds	800	5.000	10/01/28	850
City of Saint Louis Missouri Airport Revenue Bonds	1,680	6.125	07/01/24	1,906
Missouri Highway & Transportation Commission Revenue Bonds	2,500	5.250	05/01/23	2,829

				5,585

Nebraska - 0.3%
Nebraska Public Power District Revenue Bonds	2,000	4.000	01/01/21	2,176

Nevada - 0.9%
City of Reno Nevada General Obligation Limited	1,100	5.000	06/01/18	1,239
City of Reno Nevada General Obligation Limited	1,000	5.000	06/01/22	1,103
County of Clark Nevada Airport System Revenue Bonds (µ)	2,500	5.000	07/01/22	2,780
County of Clark Nevada Revenue Bonds	1,000	5.000	07/01/16	1,109
Las Vegas Valley Water District General Obligation Limited	1,000	5.000	06/01/22	1,152

				7,383

New Jersey - 3.4%
New Jersey Economic Development Authority Revenue Bonds	1,020	5.375	06/15/15	1,114
New Jersey Economic Development Authority Revenue Bonds (µ)	1,500	5.500	06/15/16	1,698
New Jersey Economic Development Authority Revenue Bonds	2,500	5.000	09/01/18	2,876

Russell Tax Exempt Bond Fund	213

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Fair Value $

New Jersey Economic Development Authority Revenue Bonds	2,765	5.000	06/15/20	3,030
New Jersey Economic Development Authority Revenue Bonds	75	5.000	06/15/21	81
New Jersey Educational Facilities Authority Revenue Bonds	2,000	5.000	07/01/16	2,243
New Jersey Health Care Facilities Financing Authority Revenue Bonds (µ)	1,000	5.000	09/15/17	1,158
New Jersey State Turnpike Authority Revenue Bonds	3,080	5.000	01/01/24	3,432
New Jersey State Turnpike Authority Revenue Bonds	2,500	5.000	01/01/27	2,678
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ)(æ)	1,500	5.000	06/15/15	1,626
New Jersey Transportation Trust Fund Authority Revenue Bonds	1,000	5.000	12/15/16	1,129
New Jersey Transportation Trust Fund Authority Revenue Bonds	1,000	5.000	12/15/18	1,160
New Jersey Transportation Trust Fund Authority Revenue Bonds	3,750	5.500	06/15/31	4,050
State of New Jersey General Obligation Unlimited (µ)	2,080	5.500	07/15/18	2,479

				28,754

New Mexico - 0.4%
State of New Mexico Revenue Bonds	3,500	5.000	07/01/15	3,797

New York - 12.3%
Battery Park City Authority Revenue Bonds	1,500	5.250	11/01/22	1,516
Buffalo & Erie County Industrial Land Development Corp. Revenue Bonds	1,350	5.750	10/01/26	1,522
City of New York New York General Obligation Unlimited	1,500	5.000	08/01/15	1,634
City of New York New York General Obligation Unlimited	4,220	5.000	08/01/16	4,724
City of New York New York General Obligation Unlimited	1,500	5.000	08/01/19	1,756
City of New York New York General Obligation Unlimited	2,105	5.000	08/01/20	2,460
City of New York New York General Obligation Unlimited	3,445	5.000	08/01/22	4,014
Metropolitan Transportation Authority Revenue Bonds	1,000	5.000	11/15/17	1,146
Metropolitan Transportation Authority Revenue Bonds	1,000	5.000	11/15/21	1,152
Metropolitan Transportation Authority Revenue Bonds	1,410	5.000	11/15/24	1,557
Metropolitan Transportation Authority Revenue Bonds	8,320	5.000	11/15/25	9,067
Metropolitan Transportation Authority Revenue Bonds	1,430	6.500	11/15/28	1,689
New York City Health & Hospital Corp. Revenue Bonds	1,500	5.000	02/15/17	1,689
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	890	5.000	11/01/20	1,053
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	3,030	5.000	02/01/15	3,239
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	3,855	5.000	11/01/15	4,242
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	1,000	5.000	11/01/18	1,170
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	2,500	5.000	11/15/18	2,927
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	2,175	5.000	05/01/21	2,554
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	2,180	5.000	11/01/21	2,571
New York City Trust for Cultural Resources Revenue Bonds	940	5.000	07/01/21	1,073
New York City Water & Sewer System Revenue Bonds (µ)(æ)	375	5.000	12/15/14	400
New York City Water & Sewer System Revenue Bonds (µ)	490	5.000	06/15/21	518
New York State Dormitory Authority Revenue Bonds	3,415	5.000	07/01/16	3,705
New York State Dormitory Authority Revenue Bonds	1,755	5.000	07/01/17	2,004
New York State Dormitory Authority Revenue Bonds	1,000	5.000	10/01/19	1,193
New York State Dormitory Authority Revenue Bonds	1,000	5.250	02/15/21	1,161
New York State Dormitory Authority Revenue Bonds	180	5.000	07/01/21	210
New York State Dormitory Authority Revenue Bonds	1,000	6.500	12/01/21	1,102
New York State Dormitory Authority Revenue Bonds	6,700	5.000	12/15/21	7,885
New York State Dormitory Authority Revenue Bonds	2,400	5.000	05/01/22	2,673
New York State Dormitory Authority Revenue Bonds	725	5.000	05/15/23	835
New York State Dormitory Authority Revenue Bonds	835	5.000	07/01/24	946
New York State Dormitory Authority Revenue Bonds	2,500	5.250	07/01/29	2,781
New York State Environmental Facilities Corp. Revenue Bonds	770	5.000	06/15/22	877
New York State Environmental Facilities Corp. Revenue Bonds	1,640	5.000	09/15/23	1,826
New York State Thruway Authority Revenue Bonds	4,000	5.000	04/01/14	4,126
New York State Thruway Authority Revenue Bonds	2,300	5.000	03/15/19	2,702
New York State Urban Development Corp. Revenue Bonds	2,500	5.000	03/15/17	2,850
Sales Tax Asset Receivable Corp. Revenue Bonds (µ)	1,700	5.000	10/15/25	1,776

214	Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Fair Value $

State of New York General Obligation Unlimited	1,500	5.000	02/15/14	1,538
State of New York General Obligation Unlimited	2,000	5.000	12/15/21	2,389
Triborough Bridge & Tunnel Authority Revenue Bonds	950	5.000	11/15/17	1,100
Triborough Bridge & Tunnel Authority Revenue Bonds (µ)	1,000	5.500	11/15/20	1,203
Triborough Bridge & Tunnel Authority Revenue Bonds (Ê)	2,250	5.000	11/15/25	2,279
Triborough Bridge & Tunnel Authority Revenue Bonds (Ê)	900	5.000	11/15/38	984
Troy Capital Resource Corp. Revenue Bonds	1,000	5.000	09/01/20	1,151

				102,969

North Carolina - 1.1%
North Carolina Capital Facilities Finance Agency Revenue Bonds	750	5.000	04/01/19	855
North Carolina Eastern Municipal Power Agency Revenue Bonds	650	5.000	01/01/16	708
North Carolina Medical Care Commission Revenue Bonds	410	5.400	10/01/27	411
State of North Carolina General Obligation Unlimited	90	5.000	03/01/14	90
State of North Carolina General Obligation Unlimited	2,500	5.000	05/01/20	2,986
State of North Carolina Revenue Bonds	1,660	5.000	05/01/16	1,845
State of North Carolina Revenue Bonds	1,000	5.000	05/01/19	1,174
University of North Carolina at Chapel Hill Revenue Bonds	1,205	5.000	12/01/31	1,317

				9,386

Ohio - 2.3%
City of Cleveland Ohio Airport System Revenue Bonds	585	5.000	01/01/28	592
County of Montgomery Ohio Revenue Bonds	1,100	5.750	11/15/22	1,252
Kent State University Revenue Bonds (µ)	2,000	5.000	05/01/16	2,199
Ohio Air Quality Development Authority Revenue Bonds	1,110	5.700	02/01/14	1,131
State of Ohio Revenue Bonds	4,105	5.000	06/15/16	4,560
State of Ohio Revenue Bonds	3,500	5.000	12/15/22	4,053
State of Ohio Revenue Bonds	2,815	5.000	12/15/23	3,219
University of Cincinnati Revenue Bonds	1,965	5.000	06/01/21	2,273

				19,279

Oklahoma - 0.3%
Oklahoma County Finance Authority Revenue Bonds	1,000	5.000	09/01/21	1,116
Oklahoma Development Finance Authority Revenue Bonds	275	5.000	10/01/13	277
Tulsa County Industrial Authority Revenue Bonds	1,000	4.000	09/01/14	1,038

				2,431

Oregon - 2.2%
City of Portland Oregon Sewer System Revenue Bonds	2,000	5.000	06/15/18	2,332
Morrow County School District No. 1 General Obligation Unlimited (µ)	1,955	5.500	06/15/21	2,314
Multnomah County School District No. 1 Portland General Obligation Unlimited	10,790	5.000	06/15/15	11,686
Oregon Department of Transportation Revenue Bonds	2,000	5.250	11/15/14	2,127

				18,459

Pennsylvania - 6.0%
Allegheny County Hospital Development Authority Revenue Bonds	2,000	5.000	09/01/16	2,236
Allegheny County Industrial Development Authority Revenue Bonds	920	6.500	05/01/17	981
Berks County Municipal Authority Revenue Bonds	1,960	5.250	11/01/24	2,129
Berks County Vocational Technical School Authority Revenue Bonds (µ)	1,260	5.000	06/01/15	1,323
Commonwealth of Pennsylvania General Obligation Unlimited	2,000	5.000	08/01/13	2,000
Commonwealth of Pennsylvania General Obligation Unlimited	2,500	5.500	01/01/14	2,554
Commonwealth of Pennsylvania General Obligation Unlimited	3,870	5.000	04/01/16	4,298
Commonwealth of Pennsylvania General Obligation Unlimited (µ)	1,300	5.375	07/01/17	1,510
County of Allegheny Pennsylvania General Obligation Unlimited (µ)	1,000	5.000	10/01/15	1,083
Montgomery County Industrial Development Authority Revenue Bonds	1,000	5.000	11/15/17	1,077
Pennsylvania Economic Development Financing Authority Revenue Bonds	2,600	5.000	07/01/16	2,915

Russell Tax Exempt Bond Fund	215

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Fair Value $

Pennsylvania Economic Development Financing Authority Revenue Bonds	1,000	5.000	07/01/18	1,171
Pennsylvania Economic Development Financing Authority Revenue Bonds	3,020	5.000	01/01/22	3,346
Pennsylvania Economic Development Financing Authority Revenue Bonds	2,000	5.000	07/01/22	2,199
Pennsylvania Economic Development Financing Authority Revenue Bonds	4,460	5.000	01/01/23	4,841
Pennsylvania Higher Educational Facilities Authority Revenue Bonds	1,000	5.000	09/01/17	1,144
Pennsylvania Higher Educational Facilities Authority Revenue Bonds (µ)	3,000	5.000	06/15/20	3,172
Pennsylvania Higher Educational Facilities Authority Revenue Bonds	1,125	6.000	07/01/21	1,219
Pennsylvania Higher Educational Facilities Authority Revenue Bonds	1,940	5.250	05/01/24	2,156
Pennsylvania Intergovernmental Cooperation Authority Special Tax	1,000	5.000	06/15/17	1,137
Philadelphia Authority for Industrial Development Revenue Bonds (µ)(Ê)	1,000	0.050	03/01/27	1,000
State Public School Building Authority Revenue Bonds	2,000	5.000	04/01/20	2,214
State Public School Building Authority Revenue Bonds	3,030	5.000	04/01/25	3,177
University of Pittsburgh Revenue Bonds	1,000	5.500	09/15/21	1,170

				50,052

Puerto Rico - 2.5%
Commonwealth of Puerto Rico General Obligation Unlimited	750	5.250	07/01/15	774
Commonwealth of Puerto Rico General Obligation Unlimited (æ)	620	5.250	07/01/16	701
Government Development Bank for Puerto Rico Revenue Bonds (µ)	2,830	4.750	12/01/15	2,859
Puerto Rico Electric Power Authority Revenue Bonds (µ)	2,105	5.500	07/01/16	2,221
Puerto Rico Electric Power Authority Revenue Bonds	1,000	5.000	07/01/17	1,041
Puerto Rico Electric Power Authority Revenue Bonds (µ)	500	5.500	07/01/17	529
Puerto Rico Electric Power Authority Revenue Bonds (µ)	1,280	5.375	07/01/18	1,347
Puerto Rico Housing Finance Authority Revenue Bonds	180	5.500	12/01/15	196
Puerto Rico Housing Finance Authority Revenue Bonds	1,830	5.500	12/01/16	2,024
Puerto Rico Public Buildings Authority Revenue Bonds (æ)	2,000	5.500	07/01/14	2,095
Puerto Rico Sales Tax Financing Corp. Revenue Bonds (æ)	30	6.125	02/01/14	31
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	650	5.000	08/01/22	717
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	2,500	5.500	08/01/22	2,695
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	970	6.125	08/01/29	982
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	2,500	6.500	08/01/35	2,596

				20,808

Rhode Island - 0.2%
Rhode Island Health & Educational Building Corp. Revenue Bonds	1,500	5.000	09/01/22	1,767

South Carolina - 0.3%
Piedmont Municipal Power Agency Revenue Bonds	1,000	5.000	01/01/20	1,136
South Carolina State Public Service Authority Revenue Bonds	1,000	5.000	12/01/16	1,129

				2,265

Tennessee - 0.6%
Chattanooga Health Educational & Housing Facility Board Revenue Bonds	1,800	5.000	10/01/25	1,814
City of Memphis Tennessee Electric System Revenue Bonds	1,135	5.000	12/01/15	1,248
Metropolitan Government of Nashville & Davidson County Tennessee Water & Sewer Revenue Bonds	1,500	5.000	07/01/21	1,760

				4,822

Texas - 7.4%
Canadian River Municipal Water Authority Corp. Revenue Bonds (µ)	800	5.000	02/15/17	874
Canadian River Municipal Water Authority Corp. Revenue Bonds (µ)	415	5.000	02/15/18	452
City of Austin Texas Water & Wastewater System Revenue Bonds (µ)	1,000	5.250	11/15/14	1,063
City of Brownsville Texas Utilities System Revenue Bonds	2,395	5.000	09/01/20	2,774
City of Bryan Texas Electric System Revenue Bonds	1,000	5.000	07/01/15	1,080
City of Corpus Christi Texas Utility System Revenue Bonds	1,660	5.000	07/15/22	1,909
City of Dallas Texas Waterworks & Sewer System Revenue Bonds	2,000	5.000	10/01/18	2,343

216	Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Fair Value $

City of Fort Worth Texas Water & Sewer System Revenue Bonds	1,340	5.000	02/15/17	1,521
City of Houston Texas Airport System Revenue Bonds	1,500	5.000	07/01/17	1,713
City of Houston Texas General Obligation Limited	1,375	5.250	03/01/28	1,512
City of Houston Texas Revenue Bonds	1,890	5.000	09/01/20	2,095
City of Lubbock Texas General Obligation Limited	5,000	5.000	02/15/19	5,853
City of New Braunfels Texas General Obligation Limited (µ)(æ)	665	5.250	10/01/14	703
City of San Antonio Texas Revenue Bonds	1,200	5.000	02/01/21	1,406
City of San Antonio Texas Water System Revenue Bonds	2,250	5.000	05/15/24	2,543
City Public Service Board of San Antonio Texas Revenue Bonds	1,000	5.000	02/01/18	1,160
Conroe Independent School District General Obligation Unlimited	1,085	5.000	02/15/25	1,233
County of Fort Bend Texas General Obligation Limited (µ)	1,000	5.000	03/01/16	1,107
County of Travis Texas General Obligation Limited	1,000	5.000	03/01/15	1,072
Dallas Convention Center Hotel Development Corp. Revenue Bonds	2,150	5.250	01/01/23	2,307
Dallas/Fort Worth International Airport Revenue Bonds	280	5.000	11/01/22	301
Dallas/Fort Worth International Airport Revenue Bonds	200	5.000	11/01/23	215
Dallas/Fort Worth International Airport Revenue Bonds	250	5.000	11/01/24	267
Fort Worth Independent School District General Obligation Unlimited	2,000	5.000	02/15/18	2,323
Grand Prairie Independent School District General Obligation Unlimited	750	5.000	02/15/19	840
Houston Independent School District General Obligation Limited	1,500	4.000	02/15/16	1,626
Lower Colorado River Authority Revenue Bonds (µ)	430	5.875	05/15/14	432
Lower Colorado River Authority Revenue Bonds	1,300	5.000	05/15/16	1,445
North East Independent School District General Obligation Unlimited (µ)(æ)	1,000	5.000	08/01/14	1,048
North Texas Tollway Authority Revenue Bonds	960	6.000	01/01/24	1,081
North Texas Tollway Authority Revenue Bonds (Ê)	1,235	5.750	01/01/38	1,373
Rockwall Independent School District General Obligation Unlimited	1,355	5.000	02/15/21	1,599
State of Texas General Obligation Unlimited	2,500	5.000	04/01/15	2,689
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds	1,500	5.000	11/15/16	1,688
Texas A&M University Revenue Bonds	2,000	5.000	05/15/15	2,162
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds	1,445	7.500	12/31/31	1,685
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds	1,250	7.500	06/30/33	1,463
Texas Public Finance Authority Revenue Bonds	1,905	5.000	07/01/14	1,988
Texas Transportation Commission Revenue Bonds	2,500	5.000	04/01/25	2,736

				61,681

Utah - 0.6%
Intermountain Power Agency Revenue Bonds	2,150	5.000	07/01/16	2,397
State of Utah General Obligation Unlimited	2,000	5.000	07/01/16	2,247

				4,644

Virgin Islands - 0.0%
Virgin Islands Public Finance Authority Revenue Bonds	200	5.000	10/01/13	201

Virginia - 2.0%
Chesterfield County Economic Development Authority Revenue Bonds	650	5.000	05/01/23	708
Commonwealth of Virginia General Obligation Unlimited	1,000	5.000	06/01/23	1,112
County of Fairfax Virginia General Obligation Unlimited	1,750	5.250	04/01/14	1,808
County of Fairfax Virginia General Obligation Unlimited	3,000	5.000	04/01/18	3,509
Virginia College Building Authority Revenue Bonds	1,065	5.000	02/01/14	1,090
Virginia College Building Authority Revenue Bonds	2,350	5.000	02/01/22	2,754
Virginia Commonwealth Transportation Board Revenue Bonds	2,000	5.000	03/15/18	2,312
Virginia Commonwealth Transportation Board Revenue Bonds	1,250	4.750	05/15/21	1,287
Virginia Public Building Authority Revenue Bonds	1,000	5.000	08/01/14	1,048
Virginia Public School Authority Revenue Bonds	1,000	5.000	08/01/17	1,146

				16,774

Russell Tax Exempt Bond Fund	217

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Rate %	Date of Maturity	Fair Value $

Washington - 4.7%
City of Seattle Washington Water System Revenue Bonds	6,000		5.000	09/01/22	7,062
County of King Washington Sewer Revenue Bonds (µ)	1,625		5.000	01/01/14	1,656
Energy Northwest Revenue Bonds	1,000		5.000	07/01/14	1,043
Energy Northwest Revenue Bonds	2,500		5.000	07/01/15	2,711
Energy Northwest Revenue Bonds	1,000		7.125	07/01/16	1,177
Energy Northwest Revenue Bonds	2,000		5.000	07/01/19	2,359
King County School District No. 405 Bellevue General Obligation Unlimited (µ)	1,000		5.000	12/01/14	1,061
Mason County School District No. 309 Shelton General Obligation Unlimited (µ)	1,115		5.000	12/01/18	1,281
Pierce County School District No. 3 Puyallup General Obligation Unlimited (µ)(æ)	1,000		5.000	12/01/15	1,103
Port of Seattle Washington Revenue Bonds	1,000		5.000	06/01/22	1,121
Snohomish County School District No. 15 Edmonds General Obligation Unlimited (µ)(æ)	2,000		5.000	06/01/16	2,236
State of Washington General Obligation Unlimited	10,445		5.000	07/01/17	11,990
State of Washington General Obligation Unlimited	2,000		5.000	07/01/19	2,363
State of Washington General Obligation Unlimited	2,000		5.000	07/01/21	2,355

					39,518

West Virginia - 0.2%
West Virginia University Revenue Bonds	1,350		5.000	10/01/21	1,567

Wisconsin - 0.2%
Wisconsin Department of Transportation Revenue Bonds (µ)	1,500		5.000	07/01/19	1,762

Wyoming - 0.4%
County of Laramie Wyoming Revenue Bonds	1,000		4.000	05/01/22	1,015
County of Sweetwater Wyoming Revenue Bonds	1,000		5.000	12/15/16	1,108
County of Sweetwater Wyoming Revenue Bonds	1,000		5.000	12/15/18	1,113

					3,236

Total Municipal Bonds (cost $770,907)					782,310

Short-Term Investments - 6.0%
Russell U.S. Cash Management Fund	49,886,793	(¥)			49,887

Total Short-Term Investments (cost $49,887)					49,887

Total Investments - 99.3% (identified cost $820,794)					832,197

Other Assets and Liabilities, Net - 0.7%					6,022

Net Assets - 100.0%					838,219

See accompanying notes which are an integral part of this quarterly report.

218	Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Presentation of Portfolio Holdings — July 31, 2013 (Unaudited)

Amounts in thousands

	Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Municipal Bonds
Alabama	$—	$6,146	$—	$6,146
Alaska	—	849	—	849
Arizona	—	33,655	—	33,655
California	—	65,384	—	65,384
Colorado	—	22,364	—	22,364
Connecticut	—	7,935	—	7,935
Delaware	—	5,237	—	5,237
Florida	—	66,069	—	66,069
Georgia	—	16,330	—	16,330
Guam	—	2,289	—	2,289
Hawaii	—	2,862	2,001	4,863
Idaho	—	3,800	—	3,800
Illinois	—	44,247	—	44,247
Indiana	—	8,642	—	8,642
Iowa	—	2,948	—	2,948
Louisiana	—	13,270	—	13,270
Maryland	—	8,280	—	8,280
Massachusetts	—	11,480	—	11,480
Michigan	—	24,993	—	24,993
Minnesota	—	21,372	—	21,372
Mississippi	—	2,841	—	2,841
Missouri	—	5,585	—	5,585
Nebraska	—	2,176	—	2,176
Nevada	—	7,383	—	7,383
New Jersey	—	28,754	—	28,754
New Mexico	—	3,797	—	3,797
New York	—	102,969	—	102,969
North Carolina	—	9,386	—	9,386
Ohio	—	19,279	—	19,279
Oklahoma	—	2,431	—	2,431
Oregon	—	18,459	—	18,459
Pennsylvania	—	50,052	—	50,052
Puerto Rico	—	20,808	—	20,808
Rhode Island	—	1,767	—	1,767
South Carolina	—	2,265	—	2,265
Tennessee	—	4,822	—	4,822
Texas	—	61,681	—	61,681
Utah	—	4,644	—	4,644
Virgin Islands	—	201	—	201
Virginia	—	16,774	—	16,774
Washington	—	39,518	—	39,518
West Virginia	—	1,567	—	1,567
Wisconsin	—	1,762	—	1,762
Wyoming	—	3,236	—	3,236
Short-Term Investments	—	49,887	—	49,887

Total Investments	$—	$830,196	$2,001	$832,197

For a description of the levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2013, see note 2 in the Notes to Quarterly Report.

Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31, 2013 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

Russell Tax Exempt Bond Fund	219

Russell Investment Company

Russell Commodity Strategies Fund

Consolidated Schedule of Investments — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Fair Value $

Long-Term Investments - 12.0%
United States Government Agencies - 12.0%
Federal Farm Credit Banks
0.170% due 10/23/14 (Ê)	10,000		10,003
0.220% due 01/26/15 (Ê)	6,000		6,004
0.176% due 01/28/15 (Ê)	8,000		8,004
0.175% due 02/06/15 (Ê)	10,000		10,003
0.230% due 03/16/15 (Ê)	20,000		20,006
Federal Home Loan Banks
0.230% due 10/15/14	6,000		6,000
0.142% due 12/19/14 (Ê)	10,000		9,999
Federal Home Loan Mortgage Corp.
1.000% due 08/20/14	14,000		14,118
1.000% due 08/27/14	10,000		10,093
0.320% due 12/03/14	5,000		5,004
0.330% due 12/29/14	6,000		6,006
0.305% due 01/02/15	8,000		8,006
0.320% due 04/29/15	7,000		6,996
Federal National Mortgage Association
0.173% due 09/11/14 (Ê)	9,000		9,004
0.202% due 01/20/15 (Ê)	6,295		6,300
0.156% due 02/27/15 (Ê)	8,000		8,000

Total Long-Term Investments (cost $143,500)			143,546

Short-Term Investments - 84.3%
Federal Farm Credit Banks
0.230% due 12/30/13 (Ê)	10,000		10,003
0.250% due 05/21/14 (Ê)	15,000		15,011
0.250% due 06/11/14 (Ê)	13,000		13,009
Federal Home Loan Bank Discount Notes
Zero coupon due 01/17/14	8,000		7,997
Federal Home Loan Banks
0.290% due 11/08/13	12,000		12,006
0.190% due 11/25/13 (Ê)	15,000		15,005
Series 1
0.180% due 12/04/13 (Ê)	12,000		12,003
Federal Home Loan Mortgage Corp.
1.375% due 02/25/14	13,742		13,840
Federal National Mortgage Association
0.165% due 11/08/13 (Ê)	8,000		8,001
0.360% due 06/23/14 (Ê)	14,100		14,124
Federal National Mortgage Association Discount Notes
Zero coupon due 09/16/13 (ç)(ž)	7,000		6,999
Zero coupon due 10/01/13 (ç)	10,000		9,999
Zero coupon due 01/21/14	10,000		9,997
Zero coupon due 05/01/14	9,000		8,992
Freddie Mac Discount Notes
Zero coupon due 08/20/13 (ç)(ž)	9,000		8,999
Zero coupon due 08/28/13 (ç)(ž)	10,000		9,999
Russell U.S. Cash Management Fund	453,238,751	(¥)	453,239

	Principal Amount ($) or Shares	Fair Value $
United States Treasury Bills
0.025% due 08/08/13 (ž)	7,000	7,000
0.173% due 08/22/13 (ç)(ž)	80,000	79,992
0.061% due 09/19/13 (§)(ç)(ž)	5,000	5,000
0.073% due 09/19/13 (§)(ç)(ž)	5,000	5,000
0.105% due 09/19/13 (§)(ç)(ž)	8,000	7,999
0.178% due 09/19/13 (ç)(ž)	80,000	79,981
0.026% due 10/17/13 (§)(ç)	55,000	54,997
0.155% due 02/06/14 (ç)(ž)	85,000	84,968
United States Treasury Notes
1.250% due 02/15/14 (§)	17,000	17,106
1.875% due 02/28/14 (§)	5,000	5,051
1.250% due 04/15/14	5,000	5,040
0.250% due 04/30/14 (§)	5,000	5,005
1.000% due 05/15/14	7,000	7,048
2.625% due 07/31/14	10,000	10,246

Total Short-Term Investments (cost $1,003,525)		1,003,656

Total Investments - 96.3% (identified cost $1,147,025)		1,147,202

Other Assets and Liabilities, Net - 3.7%		43,704

Net Assets - 100.0%		1,190,906

See accompanying notes which are an integral part of this quarterly report.

220	Russell Commodity Strategies Fund

Russell Investment Company

Russell Commodity Strategies Fund

Consolidated Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Corn Futures	278	USD	6,658	12/13	(676)
Light Sweet Crude Oil Futures	173	USD	16,037	11/14	243
Natural Gas Futures	87	USD	3,271	03/14	(421)

Short Positions
Corn Futures	278	USD	6,936	09/13	1,296
Light Sweet Crude Oil Futures	173	USD	18,170	08/13	74
Natural Gas Futures	87	USD	3,318	02/14	713

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					1,229

See accompanying notes which are an integral part of this quarterly report.

Russell Commodity Strategies Fund	221

Russell Investment Company

Russell Commodity Strategies Fund

Consolidated Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands

Index Swap Contracts
Fund Receives Underlying Security	Counterparty	Notional Amount		Terms	Termination Date	Fair Value $

Dow Jones-UBS Aluminum Index	Merrill Lynch	USD	28	0.180%	11/01/13	7
Dow Jones-UBS Brent Crude Oil Index	Merrill Lynch	USD	13	0.150%	11/15/13	447
Dow Jones-UBS Brent Crude Oil Index	Merrill Lynch	USD	13	0.150%	11/15/13	467
Dow Jones-UBS Brent Crude Oil Index	UBS AG	USD	9	0.130%	08/27/13	328
Dow Jones-UBS Brent Crude Oil Index	UBS AG	USD	6	0.130%	08/27/13	(36)
Dow Jones-UBS Coffee Index	Merrill Lynch	USD	160	0.180%	12/05/13	(217)
Dow Jones-UBS Commodity Index Total Return	BNP Paribas	USD	147	3 Month T-Bill plus 0.250%	08/28/13	(4)
Dow Jones-UBS Commodity Index Total Return	Morgan Stanley	USD	17,700	3 Month T-Bill plus 0.158%	08/28/13	2
Dow Jones-UBS Commodity Index Total Return	Societe Generale	USD	170	3 Month T-Bill plus 0.148%	08/28/13	(4)
Dow Jones-UBS Commodity Index Total Return	UBS AG	USD	17	0.270%	08/27/13	517
Dow Jones-UBS Commodity Index Total Return	UBS AG	USD	108	3 Month T-Bill plus 0.158%	10/23/13	(767)
Dow Jones-UBS Commodity Index Total Return	UBS AG	USD	112	3 Month T-Bill plus 0.158%	12/23/13	(795)
Dow Jones-UBS Commodity Index Total Return 2 Month Forward	BNP Paribas	USD	21	3 Month T-Bill plus 0.260%	08/28/13	(1)
Dow Jones-UBS Commodity Index Total Return 2 Month Forward	Morgan Stanley	USD	44,900	3 Month T-Bill plus 0.247%	08/28/13	5
Dow Jones-UBS Commodity Index Total Return 2 Month Forward	Societe Generale	USD	79	3 Month T-Bill plus 0.296%	08/28/13	(4)
Dow Jones-UBS Commodity Index Total Return 2 Month Forward	UBS AG	USD	16	3 Month T-Bill plus 0.296%	08/28/13	(1)
Dow Jones-UBS Commodity Index Total Return 2 Month Forward	UBS AG	USD	11	3 Month T-Bill plus 0.296%	08/28/13	39
Dow Jones-UBS Commodity Index Total Return 2 Month Forward	UBS AG	USD	75	3 Month T-Bill plus 0.296%	10/23/13	(936)
Dow Jones-UBS Commodity Index Total Return 2 Month Forward	UBS AG	USD	405	3 Month T-Bill plus 0.247%	12/23/13	(5,045)
Dow Jones-UBS Copper Index	Merrill Lynch	USD	7,908	0.000%	09/25/13	(158)
Dow Jones-UBS Crude Oil Index	UBS AG	USD	22	0.130%	04/18/14	464
Dow Jones-UBS Gold Index	Merrill Lynch	USD	4,270	0.000%	01/14/14	71
Dow Jones-UBS Heating Oil Index	Merrill Lynch	USD	18	0.150%	10/29/13	263
Dow Jones-UBS Lean Hogs Index	Merrill Lynch	USD	2,000	0.000%	01/14/14	39
Dow Jones-UBS Live Cattle Index	Merrill Lynch	USD	3,400	0.000%	01/14/14	20
Dow Jones-UBS Natural Gas Index	Merrill Lynch	USD	1,200	0.150%	10/29/13	(43)
Dow Jones-UBS Natural Gas Index	Merrill Lynch	USD	4,266	0.150%	10/29/13	(154)
Dow Jones-UBS Natural Gas Index	UBS AG	USD	1,751	0.180%	08/27/13	(63)
Dow Jones-UBS Natural Gas Index	UBS AG	USD	2,459	0.180%	08/27/13	(89)
Dow Jones-UBS Natural Gas Index	UBS AG	USD	1,301	0.180%	08/27/13	(47)
Dow Jones-UBS Natural Gas Index	UBS AG	USD	1,449	0.180%	08/27/13	(52)
Dow Jones-UBS Natural Gas Index	UBS AG	USD	1,304	0.180%	08/27/13	(47)
Dow Jones-UBS Natural Gas Index	UBS AG	USD	8,782	0.180%	08/27/13	(316)
Dow Jones-UBS Nickel Index	Merrill Lynch	USD	38	0.180%	01/14/14	36
Dow Jones-UBS Platinum Index	Merrill Lynch	USD	72	0.180%	11/27/13	1,754
Dow Jones-UBS Platinum Index	Merrill Lynch	USD	219	0.180%	01/14/14	(130)
Dow Jones-UBS Sugar Index	Merrill Lynch	USD	4,182	0.000%	12/05/13	(12)
Dow Jones-UBS Zinc Index	Merrill Lynch	USD	2,500	0.000%	01/14/14	39
Merrill Lynch Commodity GSM9 Index	Merrill Lynch	USD	896	0.250%	01/14/14	(1,105)
Merrill Lynch Commodity GSM9 Index	Merrill Lynch	USD	71	0.250%	01/14/14	(122)
Merrill Lynch Commodity Index BIN1	Bank of America	USD	676	0.160%	08/01/13	1,449

See accompanying notes which are an integral part of this quarterly report.

222	Russell Commodity Strategies Fund

Russell Investment Company

Russell Commodity Strategies Fund

Consolidated Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands

Index Swap Contracts
Fund Receives Underlying Security	Counterparty	Notional Amount		Terms	Termination Date	Fair Value $

Merrill Lynch Commodity Index eXtra (palladium) Excess Return	Merrill Lynch	USD	68	0.180%	11/27/13	2,747
Merrill Lynch Commodity Index Wheat Excess Return	Merrill Lynch	USD	4,652	0.000%	01/14/14	117
Merrill Lynch Commodity Index WTI Excess Return	Merrill Lynch	USD	48	0.250%	11/27/13	533
Russell Jeffries Diversified Index	Newedge Group	USD	335	0.350%	09/09/31	1,615
UBS Custom IB220 Index	Merrill Lynch	USD	594	0.270%	07/10/14	(732)
UBS Custom IB220 Index	UBS AG	USD	784	0.270%	07/10/14	(842)
UBS Custom IB220 Index	UBS AG	USD	979	0.270%	07/10/14	(1,203)
UBS Custom OCLF6 Index	UBS AG	USD	10	0.270%	08/27/13	296

Total Fair Value of Open Index Swap Contracts Premiums Paid (Received) - $— (å)						(1,670)

See accompanying notes which are an integral part of this quarterly report.

Russell Commodity Strategies Fund	223

Russell Investment Company

Russell Commodity Strategies Fund

Consolidated Presentation of Portfolio Holdings — July 31, 2013 (Unaudited)

Amounts in thousands

	Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Long-Term Investments
United States Government Agencies	$—	$143,546	$—	$143,546
Short-Term Investments	—	1,003,656	—	1,003,656

Total Investments	—	1,147,202	—	1,147,202

Other Financial Instruments
Futures Contracts	1,229	—	—	1,229
Index Swap Contracts	—	(1,670)	—	(1,670)

Total Other Financial Instruments*	$1,229	$(1,670)	$—	$(441)

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2013, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

224	Russell Commodity Strategies Fund

Russell Investment Company

Russell Global Infrastructure Fund

Schedule of Investments — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Common Stocks - 96.0%
Australia - 7.3%
AGL Energy, Ltd.	56,141	734
APA Group (Ñ)	169,719	915
Asciano, Ltd.	2,517,555	11,496
Aurizon Holdings, Ltd.	820,707	3,349
DUET Group	1,127,857	2,190
Macquarie Atlas Roads Group	98,306	199
SP AusNet	7,395,113	7,844
Spark Infrastructure Group	2,592,508	4,160
Sydney Airport	3,077,638	9,931
Transurban Group - ADR (Æ)	7,082,846	43,164

		83,982

Austria - 0.1%
Oesterreichische Post AG	29,257	1,249

Belgium - 0.1%
bpost SA (Æ)	27,978	534
Elia System Operator SA	13,055	552

		1,086

Brazil - 1.3%
Alupar Investimento SA (Æ)	64,203	492
CCR SA	447,862	3,514
Cia de Saneamento Basico do Estado de Sao Paulo - ADR (Æ)	119,439	1,230
Cia de Saneamento de Minas Gerais-COPASA (Æ)	93,731	1,487
Cia Energetica de Minas Gerais	113,742	1,040
CPFL Energias Renovaveis SA (Æ)	77,198	401
EDP - Energias do Brasil SA	101,748	527
Ultrapar Participacoes SA	92,311	2,191
Wilson Sons, Ltd. Class BDR	332,084	3,777

		14,659

Canada - 9.1%
AltaGas, Ltd. - ADR	50,020	1,753
Brookfield Infrastructure Partners, LP (Ñ)	123,721	4,612
Brookfield Renewable Energy Partners, LP (Ñ)	24,730	677
Canadian Utilities, Ltd. Class A	53,040	1,975
Emera, Inc.	40,934	1,302
Enbridge, Inc. (Ñ)	1,029,199	45,696
Fortis, Inc.	110,651	3,479
Gibson Energy, Inc.	352,307	8,119
Keyera Corp.	22,408	1,254
Pembina Pipeline Corp. (Ñ)	368,247	11,534
TransCanada Corp. (Ñ)	477,591	21,827
Westshore Terminals Investment Corp.	82,330	2,296

		104,524

Chile - 0.7%
Aguas Andinas SA Class A	2,934,399	2,087
E.CL SA	955,626	1,486

	Principal Amount ($) or Shares	Fair Value $
Empresa Nacional de Electricidad SA - ADR	44,100	1,752
Enersis SA - ADR	207,970	3,161

		8,486

China - 1.8%
Beijing Enterprises Water Group, Ltd.	4,017,327	1,626
China Resources Gas Group, Ltd.	439	1
COSCO Pacific, Ltd.	4,949,498	6,956
ENN Energy Holdings, Ltd.	571,672	3,166
Huadian Power International Corp., Ltd. Class H	3,698,000	1,717
Jiangsu Expressway Co., Ltd. Class H	2,291,700	2,382
Sinopec Kantons Holdings, Ltd.	1,493,784	1,362
Towngas China Co., Ltd.	1,155,049	1,121
Zhejiang Expressway Co., Ltd. Class H	2,328,000	1,978

		20,309

France - 7.2%
Aeroports de Paris	119,622	12,357
Eutelsat Communications SA	218,024	6,095
GDF Suez	950,961	19,951
Groupe Eurotunnel SA	3,089,261	24,248
Rubis SCA	122,134	7,799
Veolia Environnement SA	70,600	947
Vinci SA	201,875	10,901

		82,298

Germany - 1.8%
E.ON SE	815,254	13,834
Fraport AG Frankfurt Airport Services Worldwide	98,037	6,355

		20,189

Hong Kong - 4.3%
Beijing Enterprises Holdings, Ltd.	430,232	2,876
Cheung Kong Infrastructure Holdings, Ltd.	394,940	2,727
China Everbright International, Ltd.	4,991,038	4,550
China Merchants Holdings International Co., Ltd.	7,574,925	23,685
China Resources Power Holdings Co., Ltd.	256,881	598
Guangdong Investment, Ltd.	3,133,733	2,538
Hong Kong & China Gas Co., Ltd.	1,600,943	4,104
MTR Corp., Ltd.	696,403	2,591
Power Assets Holdings, Ltd.	561,480	5,042

		48,711

India - 0.2%
GAIL India, Ltd. - GDR	35,923	1,088
Power Grid Corp. of India, Ltd.	471,430	784

		1,872

Italy - 3.5%
Atlantia SpA	1,365,443	25,904
Gemina SpA - GDR (Æ)	460,869	960
Hera SpA	374,513	757

Russell Global Infrastructure Fund	225

Russell Investment Company

Russell Global Infrastructure Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Snam Rete Gas SpA	1,953,051	9,219
Societa Iniziative Autostradali e Servizi SpA	1,589	14
Terna Rete Elettrica Nazionale SpA	646,422	2,881

		39,735

Japan - 2.9%
East Japan Railway Co.	40,300	3,248
Japan Airport Terminal Co., Ltd.	40,692	763
Kamigumi Co., Ltd.	1,519,063	12,614
Kansai Electric Power Co., Inc. (The)	139,962	1,715
Osaka Gas Co., Ltd.	1,627,518	6,898
Sumitomo Warehouse Co., Ltd. (The)	268,320	1,537
Tokyo Gas Co., Ltd.	871,833	4,799
West Japan Railway Co.	37,030	1,566

		33,140

Luxembourg - 0.3%
SES SA	123,634	3,635

Malaysia - 0.2%
Petronas Gas BHD	436,485	2,804

Marshall Islands - 0.1%
Golar LNG Partners, LP (Ñ)	24,394	784

Mexico - 1.6%
Grupo Aeroportuario del Centro Norte Sab de CV - ADR (Æ)	50,399	1,387
Grupo Aeroportuario del Pacifico SAB de CV - ADR (Ñ)	68,687	3,588
Grupo Aeroportuario del Sureste SAB de CV - ADR	40,194	4,761
Infraestructura Energetica Nova SAB de CV (Æ)	952,937	3,773
OHL Mexico SAB de CV (Æ)	1,184,778	3,139
Promotora y Operadora de Infraestructura SAB de CV (Æ)	195,181	2,036

		18,684

Netherlands - 2.5%
Koninklijke Vopak NV	487,017	28,048

New Zealand - 1.2%
Auckland International Airport, Ltd.	3,444,511	8,666
Infratil, Ltd.	834,905	1,657
Port of Tauranga, Ltd.	303,761	3,469
Vector, Ltd.	57,373	121

		13,913

Norway - 0.0%
Hafslund ASA Class B	62,509	497

Philippines - 1.5%
International Container Terminal Services, Inc.	6,975,996	14,729
Manila Water Co., Inc.	1,736,525	1,301
Metro Pacific Investments Corp.	7,577,100	942

		16,972

	Principal Amount ($) or Shares	Fair Value $
Portugal - 0.1%
Energias de Portugal SA	337,986	1,201

Singapore - 2.2%
Cityspring Infrastructure Trust (Æ)	3,893,151	1,501
ComfortDelGro Corp., Ltd.	2,581,568	4,063
Hutchison Port Holdings Trust Class U	7,489,177	5,542
Hyflux, Ltd. (Ñ)	947,340	973
K-Green Trust (Æ)	775,715	626
Parkway Life Real Estate Investment Trust (Æ)(ö)	1,141,950	2,246
SATS, Ltd.	2,023,528	5,286
Sembcorp Industries, Ltd.	382,296	1,528
Singapore Post, Ltd.	2,983,876	3,088

		24,853

Spain - 2.6%
Abertis Infraestructuras SA	1,159,872	21,533
Ferrovial SA	295,297	5,028
Iberdrola SA	501,301	2,768

		29,329

Switzerland - 2.0%
Flughafen Zuerich AG	41,513	22,473

United Kingdom - 8.1%
BBA Aviation PLC	2,975,964	13,582
Centrica PLC	328,816	1,956
Inmarsat PLC	224,316	2,332
National Grid PLC	2,679,113	32,054
National Grid PLC - ADR	285,463	17,011
Pennon Group PLC	15,725	166
Scottish & Southern Energy PLC	997,630	23,903
Serco Group PLC	51,013	487
Stagecoach Group PLC	68,223	347
United Utilities Group PLC	56,179	617

		92,455

United States - 33.3%
Access Midstream Partners, LP (Ñ)	32,780	1,540
AES Corp.	734,378	9,136
American Tower Corp. Class A (ö)	386,530	27,363
American Water Works Co., Inc.	249,462	10,647
Atmos Energy Corp.	216,676	9,586
Boardwalk Pipeline Partners, LP (Ñ)	44,202	1,384
California Water Service Group	95,755	2,087
CenterPoint Energy, Inc.	209,964	5,211
Chesapeake Utilities Corp.	967	57
CMS Energy Corp.	254,812	7,132
Connecticut Water Service, Inc.	130,177	3,892
Corrections Corp. of America (ö)	68,388	2,260
Covanta Holding Corp.	160,207	3,334
Crown Castle International Corp. (Æ)	194,052	13,632
CyrusOne, Inc. (ö)	29,623	603
Dominion Resources, Inc.	250,891	14,880
DTE Energy Co.	6,405	453
Duke Energy Corp.	238,996	16,969

226	Russell Global Infrastructure Fund

Russell Investment Company

Russell Global Infrastructure Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

DuPont Fabros Technology, Inc. (Ñ)(ö)	27,999	641
Edison International	55,559	2,770
Energy Transfer Equity, LP	19,400	1,295
Enterprise Products Partners, LP (Ñ)	9,481	588
Equities Midstream Partners, LP (Ñ)	41,169	1,946
Exelon Corp.	527,842	16,147
Holly Energy Partners, LP (Ñ)	7,122	271
ITC Holdings Corp.	109,532	10,052
Kinder Morgan, Inc.	276,481	10,440
Laclede Group, Inc. (The)	47,634	2,184
Magellan Midstream Partners, LP	13,513	739
MarkWest Energy Partners, LP	10,270	721
Middlesex Water Co.	11,387	241
MPLX, LP (Ñ)	62,500	2,234
NextEra Energy, Inc.	227,084	19,668
NiSource, Inc.	254,889	7,830
Norfolk Southern Corp.	57,195	4,184
Northeast Utilities	312,601	13,883
Northwest Natural Gas Co.	8,774	386
NRG Yield, Inc. Class A (Æ)	25,812	736
OGE Energy Corp.	36,505	1,365
Oiltanking Partners, LP	12,476	605
ONEOK, Inc.	111,006	5,878
Pepco Holdings, Inc.	195,740	4,022
PG&E Corp.	325,605	14,942
Phillips 66 Partners, LP (Æ)	11,749	380
Piedmont Natural Gas Co., Inc. (Ñ)	178,527	6,168
PPL Corp.	685,224	21,770
Public Service Enterprise Group, Inc.	274,309	9,269
Questar Corp.	104,422	2,492
Republic Services, Inc. Class A	61,340	2,080
Rose Rock Midstream, LP	43,694	1,617
SBA Communications Corp. Class A (Æ)	72,435	5,367
SemGroup Corp. Class A	68,610	3,872
Sempra Energy	141,959	12,440
SJW Corp.	14,587	407
Southern Co.	39,880	1,788
Southwest Gas Corp.	33,558	1,666
Spectra Energy Corp.	367,772	13,236
Spectra Energy Partners, LP (Ñ)	23,441	1,036
Standard Parking Corp. (Æ)	74,791	1,722
Tallgrass Energy Partners, LP	63,402	1,458
TransMontaigne Partners, LP	522	22
Union Pacific Corp.	54,286	8,609
Unitil Corp.	92,137	2,832
USA Compression Partners, LP	52,590	1,335
Waste Connections, Inc.	15,706	679
Westar Energy, Inc.	94,834	3,185
Western Gas Partners, LP	46,215	2,847
WGL Holdings, Inc.	18,519	851
Williams Cos., Inc. (The)	435,271	14,873

	Principal Amount ($) or Shares		Fair Value $
Wisconsin Energy Corp.	71,766		3,120
Xcel Energy, Inc.	59,182		1,772

			380,827

Total Common Stocks (cost $1,017,429)			1,096,715

Short-Term Investments - 4.4%
United States - 4.4%
Russell U.S. Cash Management Fund	50,813,634	(¥)	50,814

Total Short-Term Investments (cost $50,814)			50,814

Other Securities - 2.2%
Russell U.S. Cash Collateral Fund (×)	25,386,189	(¥)	25,386

Total Other Securities (cost $25,386)			25,386

Total Investments - 102.6% (identified cost $1,093,629)			1,172,915

Other Assets and Liabilities, Net - (2.6%)			(29,988)

Net Assets - 100.0%			1,142,927

See accompanying notes which are an integral part of this quarterly report.

Russell Global Infrastructure Fund	227

Russell Investment Company

Russell Global Infrastructure Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
CAC 40 Index Futures (France)	88	EUR	3,512	08/13	145
DAX Index Futures (Germany)	11	EUR	2,269	09/13	50
EURO STOXX 50 Index Futures (EMU)	57	EUR	1,571	09/13	70
FTSE 100 Index Futures (United Kingdom)	38	GBP	2,494	09/13	155
Hang Seng Index Futures (Hong Kong)	28	HKD	30,610	08/13	5
IBEX 35 Index Futures (Spain)	36	EUR	3,025	08/13	293
S&P 500 E-Mini Index Futures (CME)	102	USD	8,570	09/13	334
S&P E-Mini Utilities Select Sector Index Futures (CME)	172	USD	6,773	09/13	265
S&P TSE 60 Index Futures (Canada)	36	CAD	5,134	09/13	109
SPI 200 Index Futures (Australia)	40	AUD	5,010	09/13	221
TOPIX Index Futures (Japan)	17	JPY	191,335	09/13	33

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					1,680

See accompanying notes which are an integral part of this quarterly report.

228	Russell Global Infrastructure Fund

Russell Investment Company

Russell Global Infrastructure Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Bank of America	USD	254	CHF	237	08/02/13	1
Bank of America	USD	196	GBP	128	08/02/13	—
Bank of America	EUR	1,589	USD	2,107	08/02/13	(7)
Citigroup	USD	295	EUR	221	08/05/13	(1)
Citigroup	USD	406	JPY	39,912	08/01/13	2
Citigroup	USD	569	JPY	55,953	08/05/13	3
Citigroup	AUD	452	USD	405	08/06/13	(2)
Citigroup	EUR	87	USD	116	08/01/13	—
Citigroup	EUR	843	USD	1,117	08/02/13	(4)
Citigroup	HKD	4,994	USD	644	08/02/13	—
Citigroup	SGD	454	USD	356	08/05/13	(1)
Commonwealth Bank of Australia	USD	1,259	AUD	1,335	09/18/13	(63)
Commonwealth Bank of Australia	USD	1,520	CAD	1,552	09/18/13	(11)
Commonwealth Bank of Australia	USD	3,445	EUR	2,586	09/18/13	(4)
Commonwealth Bank of Australia	USD	1,015	GBP	648	09/18/13	(30)
Commonwealth Bank of Australia	USD	423	JPY	40,434	09/18/13	(10)
Credit Suisse	CAD	483	USD	470	08/06/13	—
Deutsche Bank	USD	25,435	EUR	19,000	09/18/13	(154)
Deutsche Bank	EUR	3	USD	5	08/02/13	—
JPMorgan Chase	USD	274	AUD	300	09/18/13	(5)
JPMorgan Chase	USD	1,260	AUD	1,335	09/18/13	(64)
JPMorgan Chase	USD	385	CAD	400	09/18/13	4
JPMorgan Chase	USD	1,520	CAD	1,552	09/18/13	(11)
JPMorgan Chase	USD	926	EUR	700	09/18/13	5
JPMorgan Chase	USD	3,450	EUR	2,586	09/18/13	(10)
JPMorgan Chase	USD	248	GBP	160	09/18/13	(5)
JPMorgan Chase	USD	1,015	GBP	648	09/18/13	(30)
JPMorgan Chase	USD	387	HKD	3,000	09/18/13	—
JPMorgan Chase	USD	103	JPY	10,000	09/18/13	(1)
JPMorgan Chase	USD	423	JPY	40,434	09/18/13	(10)
Morgan Stanley	USD	69	CAD	72	08/01/13	1
Morgan Stanley	USD	32	EUR	29	08/01/13	6
Morgan Stanley	USD	14	HKD	112	08/01/13	—
Morgan Stanley	USD	41	JPY	4,165	08/01/13	1
Morgan Stanley	AUD	3	USD	1	08/01/13	(2)
Morgan Stanley	GBP	18	USD	28	08/01/13	—
National Australia Bank	USD	852	AUD	939	08/01/13	(9)
Royal Bank of Canada	USD	1,261	AUD	1,335	09/18/13	(65)
Royal Bank of Canada	USD	1,521	CAD	1,552	09/18/13	(11)
Royal Bank of Canada	USD	3,450	EUR	2,586	09/18/13	(10)
Royal Bank of Canada	USD	1,015	GBP	648	09/18/13	(30)
Royal Bank of Canada	USD	2,054	HKD	15,939	09/18/13	2
Royal Bank of Canada	USD	423	JPY	40,434	09/18/13	(10)
Standard Chartered	USD	1,261	AUD	1,335	09/18/13	(65)
Standard Chartered	USD	1,521	CAD	1,552	09/18/13	(11)
Standard Chartered	USD	3,450	EUR	2,586	09/18/13	(10)
Standard Chartered	USD	1,015	GBP	648	09/18/13	(30)
Standard Chartered	USD	2,054	HKD	15,939	09/18/13	2
Standard Chartered	USD	423	JPY	40,434	09/18/13	(10)
State Street	USD	427	AUD	465	08/01/13	(10)
State Street	USD	100	AUD	110	09/18/13	(1)
State Street	USD	275	AUD	300	09/18/13	(7)
State Street	USD	277	AUD	300	09/18/13	(8)

See accompanying notes which are an integral part of this quarterly report.

Russell Global Infrastructure Fund	229

Russell Investment Company

Russell Global Infrastructure Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

State Street	USD	636	AUD	700	09/18/13	(9)
State Street	USD	8,651	AUD	9,100	09/18/13	(497)
State Street	USD	92	BRL	209	08/01/13	(1)
State Street	USD	296	CAD	303	08/01/13	—
State Street	USD	101	CAD	105	09/18/13	1
State Street	USD	285	CAD	300	09/18/13	6
State Street	USD	381	CAD	400	09/18/13	8
State Street	USD	586	CAD	600	09/18/13	(3)
State Street	USD	756	CAD	800	09/18/13	22
State Street	USD	10,882	CAD	11,100	09/18/13	(87)
State Street	USD	73	CHF	68	08/02/13	—
State Street	USD	574	EUR	433	08/01/13	2
State Street	USD	156	EUR	118	08/02/13	1
State Street	USD	451	EUR	340	08/02/13	2
State Street	USD	499	EUR	376	08/02/13	2
State Street	USD	435	EUR	326	08/05/13	—
State Street	USD	1,803	EUR	1,354	08/05/13	(2)
State Street	USD	392	EUR	300	09/18/13	7
State Street	USD	668	EUR	500	09/18/13	(2)
State Street	USD	783	EUR	600	09/18/13	16
State Street	USD	784	EUR	600	09/18/13	14
State Street	USD	1,334	EUR	1,000	09/18/13	(3)
State Street	USD	2,060	EUR	1,600	09/18/13	69
State Street	USD	54	GBP	35	08/01/13	—
State Street	USD	151	GBP	100	09/18/13	1
State Street	USD	183	GBP	120	09/18/13	—
State Street	USD	305	GBP	200	09/18/13	(1)
State Street	USD	448	GBP	300	09/18/13	8
State Street	USD	470	GBP	300	09/18/13	(14)
State Street	USD	8,021	GBP	5,100	09/18/13	(265)
State Street	USD	129	HKD	1,000	09/18/13	—
State Street	USD	258	HKD	2,000	09/18/13	—
State Street	USD	387	HKD	3,000	09/18/13	—
State Street	USD	773	HKD	6,000	09/18/13	1
State Street	USD	7,735	HKD	60,000	09/18/13	2
State Street	USD	80	JPY	7,816	08/01/13	—
State Street	USD	99	JPY	10,000	09/18/13	3
State Street	USD	100	JPY	10,000	09/18/13	2
State Street	USD	100	JPY	10,000	09/18/13	2
State Street	USD	102	JPY	10,000	09/18/13	—
State Street	USD	3,178	JPY	300,000	09/18/13	(113)
State Street	USD	35	MXN	440	08/01/13	—
State Street	USD	31	MYR	101	08/01/13	—
State Street	USD	8	NOK	46	08/01/13	—
State Street	USD	193	NZD	241	08/01/13	(1)
State Street	USD	240	PHP	10,398	08/01/13	—
State Street	USD	276	SGD	349	08/01/13	(1)
State Street	AUD	110	USD	99	09/18/13	1
State Street	AUD	200	USD	185	09/18/13	6
State Street	AUD	200	USD	185	09/18/13	6
State Street	AUD	350	USD	322	09/18/13	9
State Street	AUD	400	USD	367	09/18/13	8
State Street	AUD	500	USD	457	09/18/13	9

See accompanying notes which are an integral part of this quarterly report.

230	Russell Global Infrastructure Fund

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Russell Global Infrastructure Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

State Street	AUD	500	USD	460	09/18/13	12
State Street	AUD	600	USD	538	09/18/13	—
State Street	AUD	700	USD	663	09/18/13	35
State Street	AUD	8,600	USD	8,106	09/18/13	400
State Street	CAD	150	USD	146	09/18/13	—
State Street	CAD	200	USD	194	09/18/13	—
State Street	CAD	200	USD	194	09/18/13	(1)
State Street	CAD	200	USD	190	09/18/13	(5)
State Street	CAD	300	USD	290	09/18/13	(2)
State Street	CAD	400	USD	389	09/18/13	—
State Street	CAD	400	USD	379	09/18/13	(10)
State Street	CAD	700	USD	681	09/18/13	—
State Street	CAD	800	USD	783	09/18/13	5
State Street	CAD	900	USD	856	09/18/13	(19)
State Street	CAD	10,600	USD	10,363	09/18/13	55
State Street	EUR	43	USD	57	08/02/13	—
State Street	EUR	175	USD	232	08/02/13	(1)
State Street	EUR	244	USD	326	08/05/13	—
State Street	EUR	268	USD	356	08/05/13	—
State Street	EUR	90	USD	119	09/18/13	—
State Street	EUR	200	USD	265	09/18/13	(2)
State Street	EUR	200	USD	266	09/18/13	—
State Street	EUR	350	USD	462	09/18/13	(4)
State Street	EUR	400	USD	531	09/18/13	(1)
State Street	EUR	500	USD	655	09/18/13	(10)
State Street	EUR	800	USD	1,023	09/18/13	(41)
State Street	EUR	900	USD	1,194	09/18/13	(3)
State Street	EUR	1,200	USD	1,576	09/18/13	(21)
State Street	EUR	1,500	USD	2,001	09/18/13	6
State Street	EUR	1,600	USD	2,129	09/18/13	—
State Street	EUR	18,300	USD	24,536	09/18/13	187
State Street	GBP	70	USD	107	09/18/13	1
State Street	GBP	70	USD	107	09/18/13	—
State Street	GBP	100	USD	154	09/18/13	2
State Street	GBP	140	USD	215	09/18/13	2
State Street	GBP	200	USD	297	09/18/13	(7)
State Street	GBP	200	USD	307	09/18/13	3
State Street	GBP	350	USD	532	09/18/13	—
State Street	GBP	350	USD	540	09/18/13	8
State Street	GBP	400	USD	627	09/18/13	19
State Street	GBP	4,800	USD	7,506	09/18/13	207
State Street	HKD	1,000	USD	129	09/18/13	—
State Street	HKD	1,000	USD	129	09/18/13	—
State Street	HKD	1,000	USD	129	09/18/13	—
State Street	HKD	1,000	USD	129	09/18/13	—
State Street	HKD	2,000	USD	258	09/18/13	—
State Street	HKD	2,000	USD	258	09/18/13	—
State Street	HKD	4,000	USD	516	09/18/13	—
State Street	HKD	5,000	USD	645	09/18/13	—
State Street	HKD	5,000	USD	645	09/18/13	—
State Street	HKD	56,000	USD	7,220	09/18/13	(2)
State Street	JPY	20,000	USD	204	09/18/13	—
State Street	JPY	20,000	USD	204	09/18/13	—

See accompanying notes which are an integral part of this quarterly report.

Russell Global Infrastructure Fund	231

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Russell Global Infrastructure Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

State Street	JPY	30,000	USD	307	09/18/13	1
State Street	JPY	50,000	USD	526	09/18/13	15
State Street	JPY	280,000	USD	2,940	09/18/13	80
Westpac	USD	681	CAD	700	08/01/13	—
Westpac	USD	1,467	EUR	1,107	08/01/13	5
Westpac	USD	919	GBP	599	08/01/13	(7)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(569)

See accompanying notes which are an integral part of this quarterly report.

232	Russell Global Infrastructure Fund

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Russell Global Infrastructure Fund

Presentation of Portfolio Holdings — July 31, 2013 (Unaudited)

Amounts in thousands

	Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Australia	$83,982	$—	$—	$83,982
Austria	1,249	—	—	1,249
Belgium	1,086	—	—	1,086
Brazil	14,659	—	—	14,659
Canada	104,524	—	—	104,524
Chile	8,486	—	—	8,486
China	20,309	—	—	20,309
France	82,298	—	—	82,298
Germany	20,189	—	—	20,189
Hong Kong	48,711	—	—	48,711
India	1,872	—	—	1,872
Italy	39,735	—	—	39,735
Japan	33,140	—	—	33,140
Luxembourg	3,635	—	—	3,635
Malaysia	2,804	—	—	2,804
Marshall Islands	784	—	—	784
Mexico	18,684	—	—	18,684
Netherlands	28,048	—	—	28,048
New Zealand	13,913	—	—	13,913
Norway	497	—	—	497
Philippines	16,972	—	—	16,972
Portugal	1,201	—	—	1,201
Singapore	24,853	—	—	24,853
Spain	29,329	—	—	29,329
Switzerland	22,473	—	—	22,473
United Kingdom	92,455	—	—	92,455
United States	380,827	—	—	380,827
Short-Term Investments	—	50,814	—	50,814
Other Securities	—	25,386	—	25,386

Total Investments	1,096,715	76,200	—	1,172,915

Other Financial Instruments
Futures Contracts	1,680	—	—	1,680
Foreign Currency Exchange Contracts	(24)	(545)	—	(569)

Total Other Financial Instruments*	$1,656	$(545)	$—	$1,111

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2013, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell Global Infrastructure Fund	233

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Russell Global Real Estate Securities Fund

Schedule of Investments — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Common Stocks - 96.9%
Australia - 6.7%
BGP Holdings PLC (Å)(Æ)	4,619,419	—
CFS Retail Property Trust Group (ö)	1,648,060	3,037
Charter Hall Retail REIT (ö)	559,680	1,942
Commonwealth Property Office Fund (ö)	3,728,769	3,871
Cromwell Property Group (ö)	2,211,749	1,948
Dexus Property Group (ö)	10,141,975	9,572
Federation Centres, Ltd. (ö)	7,299,015	15,352
Goodman Group (ö)	2,913,595	12,361
GPT Group (ö)	1,844,086	6,067
Mirvac Group (ö)	9,619,364	14,180
Stockland (ö)	3,132,250	10,079
Westfield Group (ö)	3,127,126	31,537
Westfield Retail Trust (ö)	2,112,567	5,716

		115,662

Austria - 0.1%
Conwert Immobilien Invest SE (Æ)	132,386	1,426

Brazil - 0.2%
Multiplan Empreendimentos Imobiliarios SA	175,828	3,881

Canada - 2.8%
Allied Properties Real Estate Investment Trust (ö)	374,603	11,452
Boardwalk Real Estate Investment Trust (ö)	83,500	4,684
Brookfield Office Properties, Inc. (Ñ)	435,632	7,376
Calloway Real Estate Investment Trust (ö)	147,600	3,631
Canadian Apartment Properties REIT (ö)	212,200	4,409
Canadian Real Estate Investment Trust (ö)	17,323	694
Chartwell Retirement Residences (ö)	299,778	2,852
Dundee Real Estate Investment Trust Class A (Ñ)(ö)	114,100	3,426
First Capital Realty, Inc. Class A	78,600	1,307
H&R Real Estate Investment Trust (Ñ)(ö)	268,172	5,642
RioCan Real Estate Investment Trust (ö)	146,900	3,481

		48,954

China - 0.6%
China Overseas Land & Investment, Ltd.	3,166,003	9,124
China Resources Land, Ltd.	168,000	461
Guangzhou R&F Properties Co., Ltd.	553,200	860

		10,445

Finland - 0.1%
Citycon OYJ	388,767	1,231
Sponda OYJ	173,300	890

		2,121

France - 3.5%
Fonciere Des Regions (ö)	35,428	2,902
Gecina SA (ö)	47,554	5,834
ICADE (ö)	11,375	1,027
Klepierre - GDR (ö)	339,047	14,700

	Principal Amount ($) or Shares	Fair Value $
Mercialys SA (ö)	101,679	1,990
Unibail-Rodamco SE (ö)	136,945	33,185

		59,638

Germany - 1.2%
Deutsche Euroshop AG	30,864	1,300
Deutsche Wohnen AG	580,573	10,242
GSW Immobilien AG	142,476	5,766
LEG Immobilien AG	62,725	3,154
TAG Immobilien AG	34,916	413

		20,875

Hong Kong - 10.0%
Agile Property Holdings, Ltd.	1,921,000	2,019
Champion REIT (Æ)(ö)	2,800,000	1,231
Cheung Kong Holdings, Ltd.	184,300	2,590
Country Garden Holdings Co., Ltd.	9,962,564	5,626
Hang Lung Properties, Ltd. - ADR	718,356	2,330
Henderson Land Development Co., Ltd. (Ñ)	2,019,417	12,603
Hongkong Land Holdings, Ltd.	3,692,716	25,000
Hysan Development Co., Ltd.	2,230,436	9,476
Kerry Properties, Ltd.	949,594	3,906
Link REIT (The) (ö)	3,222,542	15,769
New World China Land, Ltd.	448,000	186
New World Development Co., Ltd.	11,499,910	16,815
Orient-Express Hotels, Ltd. Class A (Æ)	253,145	3,167
Shimao Property Holdings, Ltd.	3,277,305	6,905
Shui On Land, Ltd.	1,036,500	310
Sino Land Co., Ltd.	408,000	577
Soho China, Ltd.	531,000	435
Sun Hung Kai Properties, Ltd.	2,421,269	32,312
Swire Properties, Ltd.	1,064,000	3,128
Wharf Holdings, Ltd.	3,271,737	28,159

		172,544

Italy - 0.0%
Beni Stabili SpA (ö)	1,116,200	724

Japan - 13.4%
Activia Properties, Inc. (ö)	768	5,499
Advance Residence Investment Corp. (ö)	395	799
Aeon Mall Co., Ltd.	273,020	6,810
Frontier Real Estate Investment Corp. (ö)	571	4,858
GLP J-Reit (ö)	5,638	5,528
Hulic Co., Ltd.	160,600	1,927
Industrial & Infrastructure Fund Investment Corp. (ö)	464	4,156
Japan Logistics Fund, Inc. Class A (ö)	178	1,582
Japan Prime Realty Investment Corp. Class A (ö)	2,914	7,985
Japan Real Estate Investment Corp. Class A (ö)	1,449	15,332
Japan Retail Fund Investment Corp. (ö)	3,952	7,790
Kenedix Realty Investment Corp. Class A (ö)	990	3,943
Mitsubishi Estate Co., Ltd.	1,872,408	47,637

234	Russell Global Real Estate Securities Fund

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Russell Global Real Estate Securities Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Mitsui Fudosan Co., Ltd.	1,685,350	51,003
Nippon Building Fund, Inc. (ö)	500	5,449
Nippon Prologis REIT, Inc. (ö)	559	4,853
Nomura Real Estate Holdings, Inc.	255,195	5,951
NTT Urban Development Corp.	1,273	1,539
Orix JREIT, Inc. (ö)	1,516	1,696
Sumitomo Realty & Development Co., Ltd.	943,500	39,557
Tokyu Land Corp.	356,000	3,403
United Urban Investment Corp. Class A (ö)	1,918	2,386

		229,683

Netherlands - 0.6%
Corio NV (Ñ)(ö)	192,615	8,427
Vastned Retail NV (ö)	16,200	690
Wereldhave NV (ö)	11,800	834

		9,951

Norway - 0.4%
Norwegian Property ASA	4,700,429	6,581

Singapore - 4.6%
Ascendas Real Estate Investment Trust (ö)	1,040,000	1,882
CapitaCommercial Trust (Æ)(ö)	884,000	977
CapitaLand, Ltd.	5,279,512	13,418
CapitaMall Trust Class A (ö)	5,954,000	9,511
CapitaMalls Asia, Ltd.	5,434,625	8,531
CDL Hospitality Trusts (Æ)(ö)	1,276,000	1,672
City Developments, Ltd.	264,735	2,214
Fortune Real Estate Investment Trust (Æ)(ö)	358,000	316
Global Logistic Properties, Ltd.	7,600,753	16,986
Keppel Land, Ltd.	1,144,954	3,325
Keppel REIT (ö)	929,000	928
Mapletree Commercial Trust (ö)	1,969,400	1,844
Mapletree Greater China Commercial Trust (Æ)(ö)	3,276,800	2,424
Mapletree Industrial Trust (Æ)(ö)	1,191,000	1,265
Mapletree Logistics Trust (Æ)(ö)	1,989,634	1,667
Perennial China Retail Trust (Æ)(Ñ)	4,575,670	2,034
Suntec Real Estate Investment Trust (Æ)(ö)	6,305,000	7,888
UOL Group, Ltd.	104,000	571
Wing Tai Holdings, Ltd.	302,000	506
Yanlord Land Group, Ltd.	490,000	476

		78,435

Sweden - 0.8%
Castellum AB	480,549	6,856
Fabege AB	301,437	3,397
Hufvudstaden AB Class A	194,300	2,467
Wihlborgs Fastigheter AB	59,000	969

		13,689

Switzerland - 0.2%
PSP Swiss Property AG (Æ)	46,778	4,122

	Principal Amount ($) or Shares	Fair Value $
United Kingdom - 5.8%
Big Yellow Group PLC (ö)	617,942	4,089
British Land Co. PLC (ö)	669,500	6,085
Capital & Counties Properties PLC	357,623	1,963
Derwent London PLC (ö)	347,385	12,741
Great Portland Estates PLC (ö)	1,399,345	11,836
Hammerson PLC (ö)	2,562,449	20,641
Intu Properties PLC Class H (ö)	140,599	720
Land Securities Group PLC (ö)	1,791,844	25,868
Londonmetric Property PLC (ö)	2,140,688	3,696
Quintain Estates & Development PLC (Æ)	308,066	411
Segro PLC (ö)	860,352	4,068
Shaftesbury PLC (ö)	442,018	4,250
Unite Group PLC	590,869	3,508

		99,876

United States - 45.9%
Acadia Realty Trust (ö)	5,800	149
Alexandria Real Estate Equities, Inc. (ö)	71,803	4,919
American Assets Trust, Inc. (ö)	214,544	6,951
American Campus Communities, Inc. (ö)	56,774	2,181
Apartment Investment & Management Co. Class A (ö)	226,332	6,650
Armada Hoffler Properties, Inc. (Ñ)(ö)	71,400	776
AvalonBay Communities, Inc. (ö)	235,202	31,832
Aviv REIT, Inc. (Ñ)(ö)	19,500	485
BioMed Realty Trust, Inc. (ö)	222,400	4,595
Boston Properties, Inc. (ö)	285,161	30,498
BRE Properties, Inc. Class A (ö)	225,414	11,960
Camden Property Trust (ö)	84,578	5,966
CBL & Associates Properties, Inc. (ö)	212,227	4,832
Cole Real Estate Investment	91,263	975
Colonial Properties Trust (ö)	172	4
Corporate Office Properties Trust (ö)	242,707	6,184
Cousins Properties, Inc. (ö)	817,026	8,375
CubeSmart Class A (ö)	780,895	12,651
DCT Industrial Trust, Inc. (ö)	812	6
DDR Corp. (Ñ)(ö)	1,879,547	32,103
Digital Realty Trust, Inc. (Ñ)(ö)	146,317	8,090
Douglas Emmett, Inc. (ö)	242,723	6,071
Duke Realty Corp. (ö)	423,259	6,971
DuPont Fabros Technology, Inc. (Ñ)(ö)	181,392	4,156
EastGroup Properties, Inc. (ö)	39,373	2,436
EPR Properties (ö)	93,740	4,723
Equity Lifestyle Properties, Inc. Class A (ö)	202,211	7,783
Equity One, Inc. (ö)	22,204	514
Equity Residential (ö)	556,472	31,162
Essex Property Trust, Inc. (ö)	59,958	9,671
Extra Space Storage, Inc. (ö)	305,096	12,829
Federal Realty Investment Trust (ö)	107,919	11,367
First Industrial Realty Trust, Inc. (ö)	239,059	3,911
First Potomac Realty Trust (ö)	156,600	2,125
Forest City Enterprises, Inc. Class A (Æ)	590,196	10,340
General Growth Properties, Inc. (ö)	299,500	6,212
HCP, Inc. (ö)	366,151	16,063
Health Care REIT, Inc. (ö)	479,629	30,931

Russell Global Real Estate Securities Fund	235

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Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Fair Value $

Healthcare Trust of America, Inc. Class A (ö)	299,203		3,276
Hersha Hospitality Trust Class A (ö)	553,552		3,249
Host Hotels & Resorts, Inc. (ö)	1,641,317		29,314
Hudson Pacific Properties, Inc. (ö)	245,273		5,322
Hyatt Hotels Corp. Class A (Æ)	112,176		5,076
Kilroy Realty Corp. (ö)	159,503		8,348
Liberty Property Trust (ö)	132,123		5,049
Macerich Co. (The) (ö)	256,822		15,936
Mack-Cali Realty Corp. (ö)	164,280		3,953
Mid-America Apartment Communities, Inc. (Ñ)(ö)	107,800		7,282
National Retail Properties, Inc. (Ñ)(ö)	155,462		5,440
Parkway Properties, Inc. (ö)	161,376		2,824
Pebblebrook Hotel Trust (ö)	48,145		1,283
Piedmont Office Realty Trust, Inc. Class A (Ñ)(ö)	478,904		8,663
Prologis, Inc. (ö)	1,232,867		47,293
PS Business Parks, Inc. (ö)	54,949		4,026
Public Storage (ö)	164,384		26,173
Ramco-Gershenson Properties Trust (ö)	55,100		853
Realty Income Corp. (Ñ)(ö)	52,912		2,297
Regency Centers Corp. (ö)	198,911		10,489
Retail Opportunity Investments Corp. (ö)	466,127		6,386
Retail Properties of America, Inc. Class A (ö)	105,914		1,492
RLJ Lodging Trust (ö)	385,146		9,328
Sabra Health Care REIT, Inc. (ö)	3,724		98
Senior Housing Properties Trust (ö)	284,368		7,152
Simon Property Group, Inc. (ö)	642,486		102,836
SL Green Realty Corp. (ö)	265,034		24,025
Sovran Self Storage, Inc. (ö)	79,878		5,520
Starwood Hotels & Resorts Worldwide, Inc.	43,516		2,879
Strategic Hotels & Resorts, Inc. (Æ)(ö)	526,746		4,667
Taubman Centers, Inc. (ö)	19,500		1,428
UDR, Inc. (ö)	770,853		19,302
Ventas, Inc. (ö)	526,834		34,634
Vornado Realty Trust (ö)	270,629		22,952
WP Carey, Inc. (Ñ)(ö)	37,595		2,655

			788,947

Total Common Stocks (cost $1,343,418)			1,667,554

Short-Term Investments - 2.9%
United States - 2.9%
Russell U.S. Cash Management Fund	49,745,268	(¥)	49,745

Total Short-Term Investments (cost $49,745)			49,745

	Principal Amount ($) or Shares		Fair Value $
Other Securities - 2.9%
Russell U.S. Cash Collateral Fund (×)	49,397,040	(¥)	49,397

Total Other Securities (cost $49,397)			49,397

Total Investments - 102.7% (identified cost $1,442,560)			1,766,696

Other Assets and Liabilities, Net - (2.7%)			(46,555)

Net Assets - 100.0%			1,720,141

See accompanying notes which are an integral part of this quarterly report.

236	Russell Global Real Estate Securities Fund

Russell Investment Company

Russell Global Real Estate Securities Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share and cost per unit amounts)

Restricted Securities

% of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Fair Value (000) $

0.0%
BGP Holdings PLC	08/06/09	4,619,419	—	—	—

					—

For a description of restricted securities see note 7 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell Global Real Estate Securities Fund	237

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Russell Global Real Estate Securities Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Dow Jones US Real Estate Index Futures	225	USD	5,805	09/13	(85)
FTSE EPRA Europe Futures (Germany)	314	EUR	4,785	09/13	99
Hang Seng Index Futures (Hong Kong)	33	HKD	36,076	08/13	15
MSCI Singapore IX ETS Futures (Singapore)	41	SGD	2,997	08/13	(8)
S&P Midcap 400 E-Mini Index Futures (CME)	42	USD	5,164	09/13	152
S&P TSE 60 Index Futures (Canada)	16	CAD	2,282	09/13	70
SPI 200 Index Futures (Australia)	33	AUD	4,133	09/13	150
TOPIX Index Futures (Japan)	65	JPY	731,575	09/13	(28)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					365

See accompanying notes which are an integral part of this quarterly report.

238	Russell Global Real Estate Securities Fund

Russell Investment Company

Russell Global Real Estate Securities Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Commonwealth Bank of Australia	USD	622	AUD	660	09/18/13	(31)
Commonwealth Bank of Australia	USD	419	CAD	428	09/18/13	(3)
Commonwealth Bank of Australia	USD	1,122	EUR	842	09/18/13	(1)
Commonwealth Bank of Australia	USD	729	JPY	69,736	09/18/13	(17)
Deutsche Bank	USD	383	AUD	400	09/18/13	(25)
Deutsche Bank	USD	295	CAD	300	09/18/13	(3)
Deutsche Bank	USD	1,204	EUR	900	09/18/13	(7)
Deutsche Bank	USD	773	HKD	6,000	09/18/13	1
Deutsche Bank	USD	524	JPY	50,000	09/18/13	(14)
Deutsche Bank	USD	280	SGD	350	09/18/13	(5)
Deutsche Bank	USD	735	SGD	923	09/18/13	(8)
JPMorgan Chase	USD	623	AUD	660	09/18/13	(32)
JPMorgan Chase	USD	419	CAD	428	09/18/13	(3)
JPMorgan Chase	USD	1,124	EUR	842	09/18/13	(3)
JPMorgan Chase	USD	729	JPY	69,736	09/18/13	(17)
JPMorgan Chase	AUD	400	USD	366	09/18/13	7
JPMorgan Chase	CAD	100	USD	96	09/18/13	(1)
JPMorgan Chase	EUR	800	USD	1,059	09/18/13	(6)
JPMorgan Chase	HKD	2,500	USD	322	09/18/13	—
JPMorgan Chase	JPY	100,000	USD	1,027	09/18/13	5
JPMorgan Chase	SGD	250	USD	196	09/18/13	—
Royal Bank of Canada	USD	623	AUD	660	09/18/13	(32)
Royal Bank of Canada	USD	419	CAD	428	09/18/13	(3)
Royal Bank of Canada	USD	1,124	EUR	842	09/18/13	(3)
Royal Bank of Canada	USD	1,774	HKD	13,765	09/18/13	2
Royal Bank of Canada	USD	729	JPY	69,736	09/18/13	(17)
Standard Chartered	USD	623	AUD	660	09/18/13	(32)
Standard Chartered	USD	419	CAD	428	09/18/13	(3)
Standard Chartered	USD	1,124	EUR	842	09/18/13	(3)
Standard Chartered	USD	1,773	HKD	13,765	09/18/13	2
Standard Chartered	USD	729	JPY	69,736	09/18/13	(17)
Standard Chartered	USD	735	SGD	923	09/18/13	(9)
State Street	USD	656	AUD	713	08/01/13	(15)
State Street	USD	91	AUD	100	09/18/13	(2)
State Street	USD	92	AUD	100	09/18/13	(2)
State Street	USD	92	AUD	100	09/18/13	(3)
State Street	USD	181	AUD	200	09/18/13	(2)
State Street	USD	183	AUD	200	09/18/13	(3)
State Street	USD	184	AUD	200	09/18/13	(5)
State Street	USD	203	AUD	220	09/18/13	(6)
State Street	USD	368	AUD	400	09/18/13	(10)
State Street	USD	95	CAD	100	09/18/13	2
State Street	USD	96	CAD	100	09/18/13	1
State Street	USD	96	CAD	100	09/18/13	1
State Street	USD	96	CAD	100	09/18/13	1
State Street	USD	97	CAD	100	09/18/13	—
State Street	USD	142	CAD	150	09/18/13	3
State Street	USD	190	CAD	200	09/18/13	4
State Street	USD	37	EUR	28	08/01/13	—
State Street	USD	98	EUR	74	08/01/13	—
State Street	USD	112	EUR	85	08/01/13	—
State Street	USD	141	EUR	106	08/01/13	—
State Street	USD	216	EUR	163	08/01/13	1

See accompanying notes which are an integral part of this quarterly report.

Russell Global Real Estate Securities Fund	239

Russell Investment Company

Russell Global Real Estate Securities Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
State Street	USD	51	EUR	38	08/02/13	—
State Street	USD	101	EUR	75	08/02/13	—
State Street	USD	129	EUR	97	08/02/13	—
State Street	USD	200	EUR	151	08/02/13	1
State Street	USD	304	EUR	230	08/02/13	1
State Street	USD	62	EUR	46	08/05/13	—
State Street	USD	104	EUR	78	08/05/13	—
State Street	USD	130	EUR	100	09/18/13	3
State Street	USD	131	EUR	100	09/18/13	2
State Street	USD	261	EUR	200	09/18/13	5
State Street	USD	262	EUR	200	09/18/13	4
State Street	USD	263	EUR	200	09/18/13	4
State Street	USD	263	EUR	200	09/18/13	3
State Street	USD	264	EUR	200	09/18/13	2
State Street	USD	266	EUR	200	09/18/13	—
State Street	USD	499	EUR	380	09/18/13	7
State Street	USD	536	EUR	400	09/18/13	(4)
State Street	USD	86	HKD	665	08/01/13	—
State Street	USD	88	HKD	682	08/02/13	—
State Street	USD	313	HKD	2,428	08/02/13	—
State Street	USD	129	HKD	1,000	09/18/13	—
State Street	USD	129	HKD	1,000	09/18/13	—
State Street	USD	129	HKD	1,000	09/18/13	—
State Street	USD	129	HKD	1,000	09/18/13	—
State Street	USD	129	HKD	1,000	09/18/13	—
State Street	USD	129	HKD	1,000	09/18/13	—
State Street	USD	129	HKD	1,000	09/18/13	—
State Street	USD	129	HKD	1,000	09/18/13	—
State Street	USD	387	HKD	3,000	09/18/13	—
State Street	USD	100	JPY	10,000	09/18/13	2
State Street	USD	199	JPY	20,000	09/18/13	5
State Street	USD	202	JPY	20,000	09/18/13	2
State Street	USD	205	JPY	20,000	09/18/13	—
State Street	USD	299	JPY	30,000	09/18/13	7
State Street	USD	303	JPY	30,000	09/18/13	4
State Street	USD	307	JPY	30,000	09/18/13	—
State Street	USD	408	JPY	40,000	09/18/13	—
State Street	USD	410	JPY	40,000	09/18/13	(1)
State Street	USD	420	JPY	40,000	09/18/13	(11)
State Street	USD	602	JPY	60,000	09/18/13	11
State Street	USD	78	SGD	100	09/18/13	—
State Street	USD	79	SGD	100	09/18/13	—
State Street	USD	79	SGD	100	09/18/13	—
State Street	USD	95	SGD	120	09/18/13	(1)
State Street	USD	95	SGD	120	09/18/13	(1)
State Street	USD	95	SGD	120	09/18/13	(1)
State Street	USD	157	SGD	200	09/18/13	1
State Street	USD	158	SGD	200	09/18/13	—
State Street	AUD	167	JPY	14,680	08/02/13	—
State Street	AUD	150	USD	136	09/18/13	2
State Street	AUD	200	USD	184	09/18/13	4
State Street	AUD	370	USD	353	09/18/13	21
State Street	CAD	155	USD	151	08/01/13	—

See accompanying notes which are an integral part of this quarterly report.

240	Russell Global Real Estate Securities Fund

Russell Investment Company

Russell Global Real Estate Securities Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
State Street	CAD	167	USD	162	08/01/13	—
State Street	CAD	107	USD	104	08/02/13	—
State Street	CAD	171	USD	166	08/02/13	(1)
State Street	CAD	100	USD	95	09/18/13	(2)
State Street	CAD	100	USD	95	09/18/13	(2)
State Street	CAD	390	USD	383	09/18/13	3
State Street	EUR	400	USD	515	09/18/13	(17)
State Street	EUR	500	USD	668	09/18/13	2
State Street	GBP	12	USD	19	08/01/13	—
State Street	GBP	29	USD	44	08/01/13	—
State Street	GBP	60	USD	91	08/01/13	1
State Street	GBP	94	USD	145	08/01/13	1
State Street	GBP	121	USD	185	08/02/13	—
State Street	GBP	160	USD	244	08/02/13	—
State Street	GBP	87	USD	132	08/05/13	—
State Street	GBP	113	USD	172	08/05/13	—
State Street	HKD	5,359	USD	691	08/02/13	—
State Street	HKD	1,000	USD	129	09/18/13	—
State Street	HKD	1,000	USD	129	09/18/13	—
State Street	HKD	3,500	USD	451	09/18/13	—
State Street	JPY	70,160	AUD	779	08/01/13	(16)
State Street	JPY	12,564	AUD	141	08/02/13	(1)
State Street	JPY	20,000	USD	201	09/18/13	(3)
State Street	JPY	50,000	USD	530	09/18/13	19
State Street	SGD	308	AUD	269	08/06/13	—
State Street	SGD	201	USD	159	08/01/13	1
State Street	SGD	270	USD	213	08/02/13	—
State Street	SGD	140	USD	111	09/18/13	1
State Street	SGD	250	USD	200	09/18/13	3
UBS	USD	5	AUD	—	08/01/13	(4)
UBS	USD	28	CAD	29	08/01/13	—
UBS	USD	4	EUR	3	08/01/13	1
UBS	USD	17	HKD	132	08/01/13	—
UBS	USD	166	JPY	15,659	08/01/13	(6)
UBS	USD	6	SGD	7	08/01/13	(1)
UBS	AUD	2	USD	—	08/01/13	(2)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(264)

Index Swap Contracts
Fund Receives Underlying Security	Counterparty	Notional Amount	Terms	Termination Date	Fair Value $

iShares Dow Jones U.S. Real Estate Index Fund	Bank of America	USD 13,696	3 Month LIBOR minus 0.460%	08/31/13	(418)

Total Fair Value of Open Index Swap Contracts Premiums Paid (Received) - $— (å)					(418)

See accompanying notes which are an integral part of this quarterly report.

Russell Global Real Estate Securities Fund	241

Russell Investment Company

Russell Global Real Estate Securities Fund

Presentation of Portfolio Holdings — July 31, 2013 (Unaudited)

Amounts in thousands

	Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Australia	$115,662	$—	$—	$115,662
Austria	1,426	—	—	1,426
Brazil	3,881	—	—	3,881
Canada	48,954	—	—	48,954
China	10,445	—	—	10,445
Finland	2,121	—	—	2,121
France	59,638	—	—	59,638
Germany	20,875	—	—	20,875
Hong Kong	172,544	—	—	172,544
Italy	724	—	—	724
Japan	229,683	—	—	229,683
Netherlands	9,951	—	—	9,951
Norway	6,581	—	—	6,581
Singapore	78,435	—	—	78,435
Sweden	13,689	—	—	13,689
Switzerland	4,122	—	—	4,122
United Kingdom	99,876	—	—	99,876
United States	788,947	—	—	788,947
Short-Term Investments	—	49,745	—	49,745
Other Securities	—	49,397	—	49,397

Total Investments	1,667,554	99,142	—	1,766,696

Other Financial Instruments
Futures Contracts	365	—	—	365
Foreign Currency Exchange Contracts	(38)	(226)	—	(264)
Index Swap Contracts	—	(418)	—	(418)

Total Other Financial Instruments*	$327	$(644)	$—	$(317)

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2013, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

242	Russell Global Real Estate Securities Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Long-Term Investments - 16.9%
Asset-Backed Securities - 0.7%
ACAS CLO 2012-1, Ltd. Series 2012-1A Class D 5.122% due 09/20/23 (Ê)(Þ)	250	248
Alm Loan Funding Series 2012-7A Class C 4.766% due 10/19/24 (Ê)(Þ)	745	752
Avalon IV Capital, Ltd. Series 2012-1A Class D 5.268% due 04/17/23 (Ê)(Þ)	250	253
Carlyle Global Market Strategies Series 2012-3A Class C 4.768% due 10/14/24 (Ê)(Þ)	745	747
Carrington Mortgage Loan Trust Series 2006-NC5 Class A5 0.262% due 01/25/37 (Ê)	650	448
Countrywide Asset-Backed Certificates Series 2004-5 Class M1 1.045% due 08/25/34 (Ê)	300	280
Series 2005-11 Class AF3 4.778% due 02/25/36	273	252
Series 2006-5 Class 2A2 0.370% due 08/25/36 (Ê)	303	292
Halcyon Loan Advisors Funding, Ltd. Series 2013-2A Class D 4.100% due 08/01/25 (Ê)(Þ)	500	482
LCM, LP Series 2013-14A Class D 3.775% due 07/15/25 (Ê)(Þ)	265	250
Marine Park CLO, Ltd. Series 2012-1A Class C 4.774% due 05/18/23 (Ê)(Þ)	335	336
OFSI Fund V, Ltd. Series 2013-5A Class B1L 4.518% due 04/17/25 (Å)(Ê)	270	261
OHA Loan Funding, Ltd. Series 2013-1A Class D 3.878% due 07/23/25 (Ê)(Þ)	250	235
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-WHQ1 Class M2 1.180% due 09/25/34 (Ê)	977	819
Symphony CLO VIII, LP Series 2012-8A Class D 4.870% due 01/09/23 (Å)(Ê)	600	600
Telos CLO, Ltd. Series 2013-4A Class D 3.769% due 07/06/24 (Å)(Ê)	250	221

		6,476

Corporate Bonds and Notes - 7.0%
Advanced Micro Devices, Inc. 7.500% due 08/15/22	1,220	1,183
Albertsons, Inc. 7.450% due 08/01/29	45	34

	Principal Amount ($) or Shares	Fair Value $

Albertson’s, Inc. 8.000% due 05/01/31	1,210	944
Alcatel-Lucent USA, Inc. 6.500% due 01/15/28	310	242
6.450% due 03/15/29	740	584
Alliance HealthCare Services, Inc. 8.000% due 12/01/16	321	327
American Achievement Corp. 10.875% due 04/15/16 (Å)	355	364
American International Group, Inc. 8.175% due 05/15/58	1,000	1,222
APX Group, Inc. 6.375% due 12/01/19 (Þ)	360	351
8.750% due 12/01/20 (Þ)	1,240	1,240
Aurora Diagnostics Holdings / Aurora Diagnostics Financing, Inc. 10.750% due 01/15/18	845	499
Celanese US Holdings LLC 4.625% due 11/15/22	1,285	1,243
CenturyLink, Inc. Series V 5.625% due 04/01/20	320	327
Chester Downs & Marina LLC 9.250% due 02/01/20 (Þ)	1,280	1,267
Citigroup, Inc. Zero coupon due 01/05/21	9,682	3,693
Cornerstone Chemical Co. 9.375% due 03/15/18 (Þ)	290	305
Dave & Buster’s Entertainment, Inc. Zero coupon due 02/15/16 (Þ)	400	312
DJO Finance LLC / DJO Finance Corp. 9.875% due 04/15/18	505	534
Eagle Rock Energy Partners, LP / Eagle Rock Energy Finance Corp. 8.375% due 06/01/19	885	912
Edgen Murray Corp. 8.750% due 11/01/20 (Þ)	890	890
Eldorado Resorts LLC / Eldorado Capital Corp. 8.625% due 06/15/19 (Þ)	925	918
Energy Future Intermediate Holdings Co LLC / EFIH Finance Inc. 10.000% due 12/01/20 (Þ)	690	745
Ferro Corp. 7.875% due 08/15/18	180	188
Foresight Energy LLC / Foresight Energy Corp. 9.625% due 08/15/17 (Þ)	5	6
Forest Oil Corp. 7.500% due 09/15/20 (Þ)	1,655	1,609
Halcon Resources Corp. 8.875% due 05/15/21	1,420	1,434
Homer City Generation, LP 8.137% due 10/01/19	1,123	1,168
HUB International, Ltd. 8.125% due 10/15/18 (Þ)	860	914
Immucor, Inc. 11.125% due 08/15/19	965	1,062

Russell Multi-Strategy Alternative Fund	243

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

INC Research LLC 11.500% due 07/15/19 (Þ)	770	820
Kindred Healthcare, Inc. 8.250% due 06/01/19	460	484
Lantheus Medical Imaging, Inc. 9.750% due 05/15/17	565	489
Liberty Interactive LLC 4.000% due 11/15/29	250	156
3.750% due 02/15/30	1,805	1,096
Logan’s Roadhouse, Inc. 10.750% due 10/15/17	660	626
McClatchy Co. (The) 9.000% due 12/15/22 (Þ)	460	497
MetroPCS Wireless, Inc. 6.250% due 04/01/21 (Þ)	250	255
6.625% due 04/01/23 (Þ)	575	587
Mohegan Tribal Gaming Authority 11.500% due 11/01/17 (Þ)	360	405
Monitronics Escrow Corp. 9.125% due 04/01/20 (Å)	195	202
Monitronics International, Inc. 9.125% due 04/01/20	1,050	1,089
Morgan Stanley 0.748% due 10/15/15 (Ê)	1,900	1,879
MTR Gaming Group, Inc. 11.500% due 08/01/19	1,655	1,742
Murray Energy Corp. 8.625% due 06/15/21 (Þ)	885	898
Nationstar Mortgage LLC / Nationstar Capital Corp. 7.875% due 10/01/20	470	504
6.500% due 07/01/21	30	30
6.500% due 06/01/22	670	665
New Albertsons, Inc. 7.750% due 06/15/26	35	27
Niska Gas Storage US LLC / Niska Gas Storage Canada ULC 8.875% due 03/15/18	565	590
Noranda Aluminum Acquisition Corp. 11.000% due 06/01/19 (Þ)	330	307
Nuveen Investments, Inc. 9.125% due 10/15/17 (Þ)	10	10
9.500% due 10/15/20 (Þ)	700	709
Onex USI Acquisition Corp. 7.750% due 01/15/21 (Þ)	560	563
PNC Preferred Funding Trust II 1.496% due 12/31/49 (ƒ)(Þ)	2,600	2,262
Quiksilver, Inc. / QS Wholesale inc 7.875% due 08/01/18 (Å)	370	387
Range Resources Corp. 5.000% due 03/15/23	1,035	1,035
RBS Capital Trust I 2.139% due 12/29/49 (ƒ)	500	370
RBS Capital Trust III 5.512% due 09/29/49 (ƒ)	190	156
Rite Aid Corp. 9.250% due 03/15/20	620	690
7.700% due 02/15/27	740	753
6.875% due 12/15/28 (Þ)	105	99

	Principal Amount ($) or Shares	Fair Value $

Ryerson, Inc. / Joseph T Ryerson & Son Inc 11.250% due 10/15/18 (Þ)	510	520
Ryerson, Inc. / Joseph T Ryerson & Son, Inc. 9.000% due 10/15/17 (Þ)	795	827
Sabine Pass LNG, LP 7.500% due 11/30/16	3,240	3,564
SandRidge Energy, Inc. 7.500% due 02/15/23	1,375	1,348
Shingle Springs Tribal Gaming Authority 9.375% due 06/15/15 (Þ)	495	490
SLM Corp. 3.875% due 09/10/15	600	611
Spencer Spirit Holdings, Inc. 9.000% due 05/01/18 (Þ)	285	278
Springleaf Finance Corp. 6.900% due 12/15/17	320	322
6.000% due 06/01/20 (Þ)	360	332
Series MTNI 5.400% due 12/01/15	220	222
SUPERVALU, Inc. 6.750% due 06/01/21 (Þ)	1,155	1,129
Taminco Global Chemical Corp. 9.750% due 03/31/20 (Þ)	440	496
Titan International, Inc. 7.875% due 10/01/17 (Þ)	430	457
Toys R Us, Inc. 10.375% due 08/15/17	605	619
TPC Group, Inc. 8.750% due 12/15/20 (Þ)	110	116
TRAC Intermodal LLC / TRAC Intermodal Corp. 11.000% due 08/15/19	875	980
USB Realty Corp. 1.415% due 12/29/49 (ƒ)(Þ)	1,800	1,548
Viasystems, Inc. 7.875% due 05/01/19 (Þ)	650	696
Walter Energy, Inc. 9.875% due 12/15/20 (Þ)	715	611
8.500% due 04/15/21 (Þ)	710	577
Wok Acquisition Corp. 10.250% due 06/30/20 (Þ)	655	734

		61,376

International Debt - 1.4%
American International Group, Inc. 6.765% due 11/15/17	273	487
Banco do Brasil SA 3.875% due 10/10/22	1,700	1,500
DryShips, Inc. 5.000% due 12/01/14	415	391
Global Investments Group Finance, Ltd. 11.000% due 09/24/17	600	546
IAMGOLD Corp. 6.750% due 10/01/20 (Þ)	995	846
ICICI Bank, Ltd. 4.750% due 11/25/16 (Þ)	100	104
LBG Capital No. 1 PLC 8.500% due 12/29/49 (ƒ)(Þ)	100	101

244	Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Lloyds TSB Bank PLC 12.000% due 12/29/49 (ƒ)(Þ)	300	402
Millennium Offshore Services Superholdings LLC 9.500% due 02/15/18 (Þ)	605	617
Morgan Stanley Series GMTN 0.640% due 01/16/17 (Ê)	100	130
New Look Bondco I PLC 8.375% due 05/14/18 (Þ)	215	211
Ocean Rig UDW, Inc. 9.500% due 04/27/16 (Þ)	800	848
Perstorp Holding AB 8.750% due 05/15/17 (Þ)	545	561
Sberbank of Russia Via SB Capital SA 4.950% due 02/07/17 (Þ)	600	628
Sea Trucks Group 9.000% due 03/26/18 (Þ)	900	895
SLM Student Loan Trust Series 2003-2 Class A5 0.469% due 12/15/23 (Ê)	817	1,063
Sound Point CLO II, Ltd. Series 2013-1A Class B1L 4.014% due 04/26/25 (Ê)(Þ)	280	271
St. Barbara, Ltd. 8.875% due 04/15/18 (Þ)	285	261
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc. 8.750% due 02/01/19 (Þ)	1,220	1,211
VPII Escrow Corp. 6.750% due 08/15/18 (Þ)	390	412
7.500% due 07/15/21 (Þ)	390	418

		11,903

Loan Agreements - 2.6%
Albertson’s LLC Term Loan B 4.250% due 03/21/16	757	758
Alcatel-Lucent USA, Inc. Term Loan B 6.250% due 08/01/16	740	748
Alcatel-Lucent USA, Inc. Term Loan C 7.250% due 01/30/19	493	503
Astoria Generating Co. Acquisition LLC Term Loan 8.500% due 10/26/17	1,440	1,483
Atlas America Finance, Inc. Term Loan B 8.750% due 12/10/17	911	895
Carestream Health, Inc. 1st Lien Term Loan 5.000% due 06/07/19	700	703
Carestream Health, Inc. 2nd Lien Term Loan 9.500% due 06/07/19	110	108
Clear Channel Worldwide Holdings, Inc. Term Loan B 3.836% due 01/29/16	860	803
Graton Economic Development Authority Term Loan B 9.000% due 08/22/18	770	802
HJ Heinz Co. 1st Lien Term Loan B2 3.500% due 06/05/20 (Ê)	1,700	1,717

	Principal Amount ($) or Shares	Fair Value $

J. C. Penney Co., Inc. 1st Lien Term Loan 6.000% due 05/21/18	500	503
Lavena Holding 4 GmbH Term Loan 4.093% due 03/06/15	450	581
Mill US Acquisition LLC 1st Lien Term Loan B 8.500% due 05/22/20	425	427
MModal, Inc. Term Loan B 6.750% due 08/17/19	1,365	1,336
Mohegan Tribal Gaming Authority Term Loan B 5.500% due 03/31/15 (Ê)	679	679
9.000% due 03/31/16	1,310	1,347
Mount Airy Lodge LLC 1st Lien Term Loan 13.000% due 04/01/18	592	622
Navistar International Corp., Inc. Term Loan B 5.750% due 08/17/17 (Ê)	2,069	2,106
Otter Products, LLC Term Loan 5.250% due 05/14/19	400	402
Panda Sherman Power LLC Term Loan 9.000% due 09/13/18	675	683
Rite Aid Corp. 1st Lien Term Loan 4.000% due 02/21/20 (Ê)	219	221
Rite Aid Corp. Term Loan 5.750% due 08/21/20	265	273
Sirva Worldwide, Inc. Term Loan 7.500% due 03/27/19	559	556
State Class Tankers Ii LLC 1st Lien Term Loan B 6.750% due 06/22/20	395	397
SUPERVALU, Inc. 1st Lien Term Loan 5.000% due 03/21/19	557	561
Tallgrass Operations, LLC Term Loan 5.250% due 10/25/18	328	331
Texas Competitive Electric Holdings Co. LLC Extended Term Loan 4.694% due 10/10/14 (Ê)	2,300	1,632
4.775% due 10/10/17 (Ê)	1,010	708
US Coatings Acquisition, Inc. Term Loan 3.500% due 02/01/20 (Ê)	499	504
Walter Investment Management Corp. 1st Lien Term Loan 5.750% due 11/15/17	698	702

		23,091

Mortgage-Backed Securities - 1.9%
Adjustable Rate Mortgage Trust Series 2005-5 Class 2A1 2.871% due 09/25/35 (Ê)	907	806
Alternative Loan Trust Series 2003-11T1 Class A3 0.602% due 07/25/18 (Ê)	153	147
Banc of America Large Loan, Inc. Series 2010-HLTN 2.491% due 11/15/15 (Ê)(Þ)	1,246	1,252
Bear Stearns Alt-A Trust Series 2005-10 Class 24A1 2.485% due 01/25/36 (Ê)	853	576

Russell Multi-Strategy Alternative Fund	245

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Series 2006-3 Class 31A1 2.972% due 05/25/36 (Ê)	920	507
Bear Stearns Structured Products, Inc. Series 2007-R6 Class 1A1 2.624% due 01/26/36 (Ê)	1,013	762
CHL Mortgage Pass-Through Trust Series 2004-12 Class 11A1 3.026% due 08/25/34 (Ê)	486	418
Series 2004-16 Class 1A4A 0.962% due 09/25/34 (Ê)	146	132
Series 2004-25 Class 1A1 0.532% due 02/25/35 (Ê)	142	131
Series 2004-25 Class 2A1 0.542% due 02/25/34 (Ê)	173	165
DSLA Mortgage Loan Trust Series 2004-AR3 Class 2A1 2.498% due 07/19/44 (Ê)	144	141
Fannie Mae 30 Year TBA(Ï) 3.000%	7,000	6,705
4.000%	700	728
Fannie Mae Aces Series 2012-M16 Class X Interest Only STRIP 0.998% due 09/25/22	18,842	1,209
Merrill Lynch Mortgage Investors Trust Series 2003-A2 Class 2A3 2.006% due 03/25/33 (Ê)	450	446
Morgan Stanley Capital I, Inc. Series 2010-IQ14 Class A2FX 5.610% due 04/15/49	538	546
Sequoia Series 2003-4 Class 2A1 0.553% due 07/20/33 (Ê)	248	242
Wachovia Bank Commercial Mortgage Trust Series 2007-WHL8 Class A2 0.331% due 06/15/20 (Ê)(Þ)	1,000	968
Wells Fargo Mortgage Backed Securities Series 2004-DD Class 2A6 2.617% due 01/25/33 (Ê)	917	899

		16,780

Municipal Bonds - 0.6%
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 5.875% due 06/01/47	1,040	783
County of Jefferson Alabama Sewer Revenue Bonds 0.584% due 02/01/42 (µ)(Ê)(Ø)(Æ)	1,775	1,317
Golden State Tobacco Securitization Corp. Revenue Bonds 5.125% due 06/01/47	885	628
Tobacco Settlement Financing Corp. Revenue Bonds 4.750% due 06/01/34	315	228
5.000% due 06/01/41	2,445	1,807

		4,763

	Principal Amount ($) or Shares		Fair Value $

Non-US Bonds - 1.5%
AG Spring Finance, Ltd. 7.500% due 06/01/18 (Þ)	EUR	665	874
Avoca CLO IV PLC Series 2006-X Class A1A 0.833% due 02/18/22 (Ê)	EUR	200	261
Barclays Bank PLC Series RCI 14.000% due 12/31/49 (ƒ)	GBP	300	609
Cloverie PLC for Zurich Insurance Co., Ltd. 12.000% due 12/31/49 (ƒ)	EUR	700	1,034
Deutsche Bundesrepublik Inflation Linked Bond 1.500% due 04/15/16	EUR	927	1,303
1.750% due 04/15/20	EUR	765	1,154
France Government Bond OAT Series OATe 0.250% due 07/25/18	EUR	104	141
1.100% due 07/25/22	EUR	649	913
Series OATi 1.300% due 07/25/19	EUR	319	460
LightPoint Pan-European CLO PLC Series 2006-1 Class A 0.476% due 01/31/22 (Ê)	EUR	820	1,069
Magi Funding PLC Series 2006-A Class A 0.671% due 04/11/21 (Ê)(Þ)	EUR	551	716
Mall Funding PLC Series 2005-1 Class A 1.191% due 04/22/17 (Ê)	GBP	370	545
Marlin Intermediate Holdings, Ltd. 10.500% due 08/01/20 (Å)	GBP	240	371
New Look Bondco I PLC 8.750% due 05/14/18 (Þ)	GBP	195	291
New Zealand Government Bond 2.000% due 09/20/25	NZD	1,700	1,324
Tokyo Electric Power Co., Inc. Series 564 2.366% due 05/28/40	JPY	45,000	335
United Kingdom Gilt Inflation Linked 1.875% due 11/22/22	GBP	851	1,605

			13,005

United States Government Treasuries -1.2%
United States Treasury Inflation Indexed Bonds 0.125% due 04/15/17		1,538	1,590
2.625% due 07/15/17		674	769
1.625% due 01/15/18		667	735
1.375% due 07/15/18		538	593
0.125% due 01/15/22		2,676	2,647
United States Treasury Notes 1.750% due 05/15/23		4,900	4,545

			10,879

Total Long-Term Investments (cost $150,383)			148,273

246	Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Common Stocks - 20.5%
Consumer Discretionary - 2.4%
Ascena Retail Group, Inc. (Æ)	25,500	487
BJ’s Restaurants, Inc. (Æ)	5,261	188
Caesars Entertainment Corp. (Æ)	19,300	310
Cie Generale des Etablissements Michelin Class B	17,044	1,712
Daiwa House Industry Co., Ltd.	121,000	2,228
DISH Network Corp. Class A	46,400	2,072
Fossil Group, Inc. (Æ)	822	90
Kyocera Corp.	16,900	1,717
Makita Corp.	24,700	1,289
Mitsubishi Corp.	53,600	979
Orient-Express Hotels, Ltd. Class A (Æ)	10,900	136
PVH Corp.	8,100	1,068
Sirius XM Radio, Inc.	908,900	3,390
Swatch Group AG (The) Class B	310	184
Takashimaya Co., Ltd.	266,000	2,622
Toshiba Corp.	90,000	391
Tribune Co. (Æ)	26,700	1,687

		20,550

Consumer Staples - 0.1%
SUPERVALU, Inc. (Æ)	101,800	815

Energy - 1.9%
Denbury Resources, Inc. (Æ)	69,700	1,220
Energy XXI Bermuda, Ltd.	47,300	1,270
Gulf Coast Ultra Deep Royalty Trust (Æ)	235,875	496
Halliburton Co.	49,000	2,214
JX Holdings, Inc.	195,100	1,038
Kinder Morgan, Inc.	75,000	2,832
SandRidge Energy, Inc. (Æ)	600,224	3,253
Technip SA	5,900	651
Transocean, Ltd.	58,300	2,750
Williams Cos., Inc. (The)	23,800	813
WPX Energy, Inc. (Æ)	25,200	484

		17,021

Financial Services - 8.2%
AIA Group, Ltd.	378,600	1,794
Ally Financial, Inc.	1,900	47
Altisource Portfolio Solutions SA (Æ)	17,600	2,170
American Capital Agency Corp. (ö)	13,500	304
American International Group, Inc.	78,700	3,582
Annaly Capital Management, Inc. (ö)	25,500	304
ARMOUR Residential REIT, Inc. (ö)	30,000	134
Capital One Financial Corp.	21,800	1,505
Chimera Investment Corp. (ö)	960,300	2,862
Citigroup, Inc.	56,200	2,930
CYS Investments, Inc. (ö)	3,700	31
E*Trade Financial Corp. (Æ)	99,200	1,478
Harbinger Group, Inc. (Æ)	63,600	506
Jafco Co., Ltd. (Û)	83,500	3,045
Japan Retail Fund Investment Corp. (ö)(Û)	1,395	2,750
JPMorgan Chase & Co.	20,300	1,131
KKR & Co., LP	46,200	945
KKR Financial Holdings LLC	206,700	2,185

	Principal Amount ($) or Shares	Fair Value $

Markel Corp. (Æ)	1,419	735
MetLife, Inc.	35,100	1,699
Mitsubishi UFJ Financial Group, Inc. (Û)	569,900	3,498
Mizuho Financial Group, Inc.(Û)	1,692,900	3,510
Monitise PLC (Æ)	2,095,000	1,211
New Residential Investment Corp. (ö)	79,500	527
Newcastle Investment Corp. (ö)	105,100	610
Nomura Holdings, Inc.	458,400	3,497
NYSE Euronext	53,000	2,234
ORIX Corp.	249,100	3,702
PennyMac Mortgage Investment Trust (ö)	5,300	117
Rexford Industrial Realty, Inc. (Æ)	13,688	192
SLM Corp.	171,700	4,243
Sumitomo Mitsui Financial Group, Inc. (Û)	77,000	3,527
Sumitomo Mitsui Trust Holdings, Inc. (Û)	753,000	3,476
Tetragon Financial Group, Ltd.	306,802	3,267
Tokyo Tatemono Co., Ltd.	311,000	2,589
Tokyu Land Corp.	271,000	2,591
Validus Holdings, Ltd.	41,000	1,453
XL Group PLC Class A	59,000	1,850

		72,231

Health Care - 1.2%
Aetna, Inc.	24,134	1,444
Boston Scientific Corp. (Æ)	234,400	2,560
Express Scripts Holding Co. (Æ)	44,700	2,930
Fresenius SE & Co. KGaA	4,600	581
McKesson Corp.	9,200	1,128
Thermo Fisher Scientific, Inc.	6,700	610
UnitedHealth Group, Inc.	18,600	1,355

		10,608

Materials and Processing - 2.2%
Asahi Glass Co., Ltd.	146,000	947
Asahi Kasei Corp.	146,000	926
Coeur Mining, Inc. (Æ)	11,996	161
Eastman Chemical Co.	24,400	1,962
Freeport-McMoRan Copper & Gold, Inc.	48,957	1,385
Glencore Xstrata PLC	126,446	582
LIXIL Group Corp. (Û)	149,900	3,524
LyondellBasell Industries NV Class A	25,500	1,752
Nippon Steel & Sumitomo Metal Corp.	368,000	1,071
Nissan Chemical Industries, Ltd.	91,200	1,265
Nitto Denko Corp.	31,000	1,751
Osisko Mining Corp. (Æ)(Þ)	41,389	258
Rinnai Corp.	36,000	2,640
Ube Industries, Ltd.	499,000	948

		19,172

Producer Durables - 0.6%
Amada Co., Ltd.	148,000	1,066
Komatsu, Ltd.	26,000	581
Nippon Yusen KK	208,000	578
Ricoh Co., Ltd.	51,000	574
Taisei Corp.	681,000	2,657

		5,456

Russell Multi-Strategy Alternative Fund	247

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Fair Value $

Technology - 2.3%
Amadeus IT Holding SA Class A		26,400	907
Atmel Corp. (Æ)		150,500	1,189
Google, Inc. Class A (Æ)		400	355
Hitachi, Ltd.		89,000	598
Loral Space & Communications, Inc.		12,400	775
Motorola Solutions, Inc.		73,700	4,041
Nichicon Corp.		161,200	1,620
Nidec Corp.		17,400	1,422
Polycom, Inc. (Æ)		156,300	1,494
QUALCOMM, Inc.		47,900	3,092
Sony Corp.		39,200	828
Telenet Group Holding NV		52,300	2,532
Universal Display Corp. (Æ)		51,200	1,482

			20,335

Utilities - 1.6%
Atlas Energy, LP		74,376	3,924
Atlas Pipeline Partners, LP		75,800	2,873
Atlas Resource Partners, LP		85,615	1,871
Bonterra Energy Corp.		12,894	628
Linn Energy LLC		43,175	1,168
Sprint Corp. (Æ)		584,557	3,484

			13,948

Total Common Stocks (cost $156,800)			180,136

Investments in Other Funds - 0.2%
iShares MSCI Brazil Capped ETF		36,700	1,596
WisdomTree Japan Hedged Equity Fund		500	23

Total Investments in Other Funds (cost $2,058)			1,619

Preferred Stocks - 0.2%
Financial Services - 0.2%
Ally Financial, Inc.		1,950	1,932

Total Preferred Stocks (cost $1,851)			1,932

	Notional Amount
Options Purchased - 3.9%
(Number of Contracts)
Amedisys, Inc.
Aug 2013 14.00 Call (196)	USD	20	2
BJ’S Restaurants, Inc.
Aug 2013 35.00 Put (53)	USD	5	6
Aug 2013 40.00 Put (53)	USD	5	23
BlackRock, Inc.
Aug 2013 310.00 Call (12)	USD	1	—
Coach, Inc.
Aug 2013 60.00 Call (39)	USD	4	—
Aug 2013 65.00 Call (79)	USD	8	—
Aug 2013 52.50 Put (26)	USD	3	2

	Notional Amount		Fair Value $

Cross Currency Options USD/CHF
Aug 2013 1.00 Call (1)	USD	2,500	—
Dick’s Sporting Goods, Inc.
Aug 2013 52.50 Put (44)	USD	9	16
Edwards Lifesciences Corp.
Aug 2013 70.00 Put (35)	USD	4	4
EURO STOXX 50 Index
Dec 2013 2,500.00 Call (191)	EUR	2	746
Jun 2014 2,500.00 Call (324)	EUR	3	1,314
Jun 2014 2,700.00 Call (295)	EUR	3	731
Dec 2014 2,500.00 Call (70)	EUR	1	329
Dec 2014 2,700.00 Call (100)	EUR	1	319
Dec 2013 2,400.00 Put (260)	EUR	3	124
Dec 2013 2,500.00 Put (95)	EUR	1	66
Dec 2013 2,600.00 Put (400)	EUR	4	409
Jun 2014 2,300.00 Put (835)	EUR	8	874
Jun 2014 2,500.00 Put (534)	EUR	5	935
Jun 2014 2,700.00 Put (26)	EUR	—	74
Jun 2014 2,800.00 Put (75)	EUR	1	264
Dec 2014 2,300.00 Put (100)	EUR	1	166
Dec 2014 2,400.00 Put (200)	EUR	2	410
Dec 2014 2,500.00 Put (285)	EUR	3	714
Dec 2014 2,700.00 Put (80)	EUR	1	292
Exxon Mobil Corp.
Aug 2013 95.00 Call (88)	USD	9	3
Aug 2013 90.00 Put (188)	USD	19	8
Aug 2013 92.50 Put (341)	USD	34	35
Aug 2013 95.00 Put (658)	USD	66	156
Aug 2013 95.00 Put (106)	USD	11	17
F5 Networks, Inc.
Aug 2013 87.50 Put (35)	USD	4	8
Fossil, Inc.
Aug 2013 120.00 Call (32)	USD	4	8
Franklin Resources, Inc.
Aug 2013 51.67 Call (48)	USD	5	1
Illumina, Inc.
Aug 2013 72.50 Put (26)	USD	3	—
Aug 2013 77.50 Put (35)	USD	4	4
Lorillard, Inc.
Aug 2013 47.50 Call (224)	USD	22	1
Michael Kors Holdings, Ltd.
Aug 2013 60.00 Put (28)	USD	3	2
Ralph Lauren Corp.
Aug 2013 175.00 Put (39)	USD	4	9
S&P 500 Index
Dec 2013 1,400.00 Call (36)	USD	4	1,015
Jun 2014 1,450.00 Call (56)	USD	6	1,396
Jun 2014 1,600.00 Call (73)	USD	7	998
Dec 2014 1,750.00 Call (80)	USD	8	626
Sep 2013 1,650.00 Put (53)	USD	5	111
Dec 2013 1,500.00 Put (39)	USD	4	66
Dec 2013 1,600.00 Put (418)	USD	42	1,444
Jun 2014 1,300.00 Put (374)	USD	37	746
Jun 2014 1,350.00 Put (170)	USD	17	426
Jun 2014 1,450.00 Put (327)	USD	33	1,284
Jun 2014 1,550.00 Put (64)	USD	6	391
Jun 2014 1,600.00 Put (30)	USD	3	227

248	Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Notional Amount		Fair Value $

Dec 2014 1,500.00 Put (180)	USD	18	1,405
Dec 2014 1,600.00 Put (125)	USD	13	1,373
Salesforce.com, Inc.
Aug 2013 42.50 Put (74)	USD	7	5
SGX NIKKEI Futures
Dec 2013 8,500.00 Call (80)	JPY	40	2,067
Dec 2013 9,000.00 Call (210)	JPY	105	4,892
Dec 2013 9,500.00 Call (125)	JPY	63	2,599
Jun 2014 12,500.00 Call (19)	JPY	10	157
Jun 2014 14,000.00 Call (200)	JPY	100	868
Jun 2014 14,500.00 Call (180)	JPY	90	618
Dec 2014 15,000.00 Call (70)	JPY	35	263
Dec 2013 8,500.00 Put (80)	JPY	40	1
Dec 2013 10,500.00 Put (59)	JPY	30	21
Dec 2013 11,000.00 Put (275)	JPY	138	174
Dec 2014 15,000.00 Put (70)	JPY	35	859
Dec 2014 16,500.00 Put (80)	JPY	40	1,456
SPDR S&P 500 ETF Trust
Aug 2013 168.00 Put (1371)	USD	137	61
Aug 2013 168.50 Put (441)	USD	44	28
Aug 2013 169.00 Put (2142)	USD	183	149
Aug 2013 170.00 Put (668)	USD	67	93
Steven Madden, Ltd.
Aug 2013 55.00 Call (53)	USD	8	4

Swaptions
(Fund Receives/Fund Pays)
USD 3 Month LIBOR/USD 3.400% Aug 2013 0.00 Call (1)		2,200	8
USD 3 Month LIBOR/USD 3.500% Oct 2013 0.00 Call (1)		8,300	62
USD 3 Month LIBOR/USD 3.550% Oct 2013 0.00 Call (1)		4,900	42
USD 3 Month LIBOR/USD 3.550% Oct 2013 0.00 Call (1)		2,500	22
USD 3 Month LIBOR/USD 3.550% Oct 2013 0.00 Call (1)		2,500	21
USD 3.600%/USD 3 Month LIBOR Nov 2013 0.00 Call (1)		4,200	43
USD Markit CDX Index/USD 5.000% Mar 2014 0.00 Put (1)		17,545	332
Under Armour, Inc.
Aug 2013 67.50 Put (1)	USD	4	7
Urban Outfitters, Inc.
Aug 2013 45.00 Call (36)	USD	6	1
Veeco Instruments, Inc.
Aug 2013 39.00 Call (34)	USD	3	—

Total Options Purchased (cost $31,072)			34,433

		Principal Amount ($) or Shares
Warrants & Rights - 0.0%
Kinder Morgan, Inc. (Æ) 2017 Warrants		39,700	218

Total Warrants & Rights (cost $139)			218

	Principal Amount ($) or Shares	Fair Value $

Short-Term Investments - 51.4%
Ally Financial, Inc. 3.475% due 02/11/14 (Ê)	265	267
Banco Santander Brasil SA 2.373% due 03/18/14 (Ê)(Þ)	1,750	1,751
Bluewater Holding BV 3.268% due 07/17/14 (Ê)	300	295
Federal Home Loan Bank Discount Notes Zero coupon due 05/01/14 (ž)	300	300
Federal National Mortgage Association Discount Notes Zero coupon due 01/27/14 (ž)	3,800	3,799
Freddie Mac REMICS Series 1993-1641 Class I 6.500% due 12/15/13	11	11
Patriot Coal Corp. DIP First-out Term Loan 9.250% due 10/04/13 (Ê)	670	668
Russell U.S. Cash Management Fund	354,175,877 (¥)	354,176
Springleaf Finance Corp. Term Loan Series REGS 4.125% due 11/29/13	500	662
United States Treasury Bills 0.114% due 08/15/13 (ç)(ž)(Û)	15,000	14,999
0.046% due 09/05/13 (ç)(ž)	19,800	19,799
0.112% due 09/19/13 (ç)(ž)	5,000	4,999
0.038% due 10/10/13 (ž)	1,800	1,800
0.037% due 10/24/13 (ž)	100	100
0.061% due 12/12/13	1,700	1,700
0.066% due 12/12/13	4,500	4,499
0.069% due 12/12/13	2,300	2,300
0.071% due 12/12/13	800	800
Zero coupon due 12/26/13	10,000	9,997
0.125% due 05/01/14 (ž)	375	375
United States Treasury Notes 1.750% due 01/31/14	100	101
0.250% due 03/31/14	10,452	10,462
1.250% due 04/15/14	800	806
0.250% due 04/30/14	11,700	11,711
1.875% due 04/30/14	4,600	4,660

Total Short-Term Investments (cost $451,039		451,037

Total Investments - 93.1% (identified cost $793,342)		817,648

Securities Sold Short - (4.3)%

Common Stock - (3.4)%
Consumer Discretionary - (1.0)%
Alps Electric Co., Ltd.	(104,000)	(783)
Coach, Inc.	(8,383)	(445)
CyberAgent, Inc.	(127)	(297)
Fast Retailing Co., Ltd.	(2,400)	(822)
Honda Motor Co., Ltd.	(16,400)	(608)
Konica Minolta, Inc.	(135,000)	(1,107)

Russell Multi-Strategy Alternative Fund	249

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Minebea Co., Ltd.	(283,000)	(1,113)
Murata Manufacturing Co., Ltd.	(8,800)	(606)
Nike, Inc. Class B	(2,203)	(139)
Nikon Corp.	(29,000)	(607)
Nissan Motor Co., Ltd.	(58,100)	(609)
Steven Madden, Ltd. (Æ)	(6,665)	(343)
Under Armour, Inc. Class A (Æ)	(2,003)	(134)
Urban Outfitters, Inc. (Æ)	(6,152)	(262)
Yamaha Motor Co., Ltd.	(25,300)	(340)
Yaskawa Electric Corp.	(56,000)	(670)

		(8,885)

Consumer Staples - 0.0%
Lorillard, Inc.	(5,105)	(217)

Energy - 0.0%
Exxon Mobil Corp.	(4,406)	(413)

Financial Services - (0.2)%
Berkshire Hathaway, Inc. Class B (Æ)	(705)	(82)
Markel Corp. (Æ)	(1,419)	(735)
Post Properties, Inc. (ö)	(1,697)	(79)
US Bancorp	(23,945)	(893)

		(1,789)

Health Care - (0.4)%
Aetna, Inc.	(24,134)	(1,444)
Amedisys, Inc. (Æ)	(11,472)	(144)
Cerner Corp. (Æ)	(2,109)	(103)
Sysmex Corp.	(21,800)	(1,409)
Teva Pharmaceutical Industries, Ltd. - ADR	(14,938)	(593)

		(3,693)

Materials and Processing - (0.4)%
Coeur Mining, Inc. (Æ)	(11,996)	(161)
Freeport-McMoRan Copper & Gold, Inc.	(12,957)	(366)
Glencore Xstrata PLC	(126,446)	(582)
JSR Corp.	(110,500)	(2,000)
Osisko Mining Corp. (AE)(Þ)	(41,389)	(258)
Precision Castparts Corp.	(441)	(98)

		(3,465)

Producer Durables - (0.7)%
3M Co.	(10,493)	(1,232)
Advantest Corp.	(45,900)	(600)
Colfax Corp. (Æ)	(4,182)	(222)
Hirose Electric Co., Ltd.	(4,600)	(615)
Hitachi Construction Machinery Co., Ltd.	(44,000)	(870)
Illinois Tool Works, Inc.	(4,692)	(338)

	Principal Amount ($) or Shares	Fair Value $

Japan Aviation Electronics Industry, Ltd.	(95,000)	(884)
Kubota Corp.	(41,000)	(599)
Mitsubishi Heavy Industries, Ltd.	(84,000)	(452)
United Technologies Corp.	(1,322)	(140)

		(5,952)

Technology - (0.3)%
ARM Holdings PLC - ADR	(1,125)	(45)
Ibiden Co., Ltd.	(41,000)	(613)
International Business Machines Corp.	(1,763)	(344)
Renesas Electronics Corp. (AE)	(83,700)	(334)
Rohm Co., Ltd.	(15,500)	(600)
Ryosan Co., Ltd.	(20,300)	(343)
Salesforce.com, Inc. (AE)	(3,965)	(174)
Sharp Corp. (AE)	(82,000)	(338)

		(2,791)

Utilities - (0.4)%
Bonterra Energy Corp.	(12,894)	(628)
Consolidated Edison, Inc.	(7,180)	(430)
Kansai Electric Power Co., Inc. (The)	(163,900)	(2,009)
UIL Holdings Corp.	(2,640)	(108)
Verizon Communications, Inc.	(3,279)	(162)

		(3,337)

Total Common Stock (proceeds $30,272)		(30,542)

Investments in Other Funds - (0.9)%
iShares 20+ Year Treasury Bond ETF	(25,469)	(2,743)
SPDR S&P Oil & Gas Exploration & Production ETF	(3,525)	(221)
SPDR S&P Retail ETF	(3,525)	(290)
United States Brent Oil Fund, LP	(1,974)	(163)
WisdomTree Japan Hedged Equity Fund	(90,100)	(4,068)

Total Investments in Other Funds (proceeds $7,831)		(7,485)

Total Securities Sold Short (proceeds $38,103)		(38,027)

Other Assets and Liabilities, Net - 11.2%		98,954

Net Assets - 100.0%		878,575

See accompanying notes which are an integral part of this quarterly report.

250	Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share and cost per unit amounts)

Restricted Securities

% of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares		Cost per Unit $	Cost (000) $	Fair Value (000) $

0.3%
American Achievement Corp.	07/17/13		355,000	101.98	362	364
Marlin Intermediate Holdings, Ltd.	07/18/13	GBP	240,000	152.23	365	371
Monitronics Escrow Corp.	07/11/13		195,000	100.00	195	202
OFSI Fund V, Ltd.	06/28/13		270,000	96.39	260	261
Quiksilver, Inc. / QS Wholesale inc	07/11/13		370,000	99.49	368	387
Symphony CLO VIII, LP	06/28/13		600,000	99.01	594	600
Telos CLO, Ltd.	07/12/13		250,000	88.52	221	221

						2,406

For a description of restricted securities see note 7 in the Notes to Financial Statements.

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund	251

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except cantract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Aluminum HG Futures	13	USD	579	09/13	(44)
Amsterdam Index Futures (Netherlands)	22	EUR	1,621	08/13	23
Australia Bank Bill 90 Day Futures (Australia)	516	AUD	512,813	09/13	142
Australia Bank Bill 90 Day Futures (Australia)	506	AUD	503,035	12/13	132
Australia Government 3 Year Treasury Bond Futures (Australia SFE)	274	AUD	30,089	09/13	(8)
Bovespa Index Futures (Brazil)	15	BRL	670	08/13	(42)
Brent Crude Oil Penultimate Finanical Futures	30	USD	3,207	09/13	27
CAC 40 Index Futures (France)	36	EUR	1,437	08/13	53
Canola Futures	134	CAD	1,300	11/13	(187)
Copper LME Futures	9	USD	1,548	09/13	(50)
Corn Futures	1	USD	25	09/13	(5)
Corn Futures	65	USD	1,557	12/13	(449)
Cotton No. 2 Futures	11	USD	468	12/13	(9)
DAX Index Futures (Germany)	8	EUR	1,650	09/13	26
DJIA Mini Index Futures (Australia)	30	USD	2,315	09/13	28
EURO STOXX 50 Index Futures (EMU)	141	EUR	3,886	09/13	51
Euro-Bobl Futures (Germany)	313	EUR	39,382	09/13	(234)
Euro-Bund Futures (Germany)	39	EUR	5,552	09/13	(51)
Eurodollar Futures (CME)	303	USD	75,508	12/13	7
European Gasoil Futures (ICE)	22	USD	2,008	09/13	4
FTSE 100 Index Futures (United Kingdom)	25	GBP	1,641	09/13	67
FTSE JSE Top 40 Index Futures (South Aftrica)	30	ZAR	10,996	09/13	47
FTSE MIB Index Futures (Italy)	11	EUR	908	09/13	25
Gold 100 Oz. Futures	2	USD	263	12/13	1
Hang Seng Index Futures (Hong Kong)	9	HKD	9,839	08/13	2
Henry Hub Natural Gas Futures	120	USD	1,336	11/16	(53)
H-shares Index Futures (Hong Kong)	7	HKD	3,383	08/13	(3)
IBEX 35 Index Futures (Spain)	11	EUR	924	08/13	65
Japan Government 10 Year Bond Futures (TSE) (Japan)	32	JPY	4,595,840	09/13	54
KOSPI 200 Index Futures (South Korea)	1	KRW	124,200	09/13	1
Lead Futures	1	USD	52	09/13	(4)
Lean Hogs Futures	21	USD	700	10/13	(9)
Live Cattle Futures	55	USD	2,760	10/13	(66)
Mini Japan Government 10 Year Bond Futures (SGX) (Japan)	59	JPY	847,240	09/13	24
MSCI Singapore IX ETS Futures (Singapore)	5	SGD	365	08/13	(1)
MSCI Taiwan Index Futures (Taiwan)	34	USD	967	08/13	(4)
NASDAQ 100 E-Mini Index Futures (CME)	34	USD	2,096	09/13	59
Nickel Futures	2	USD	166	09/13	(1)
NYMEX Heating Oil Penultimate Futures	18	USD	2,310	08/13	24
RBOB Gasoline Financial Futures	22	USD	2,769	08/13	63
RTS Index Futures (Russia)	55	USD	144	09/13	5
Russell 2000 Mini Index Futures (CME)	22	USD	2,294	09/13	98
S&P 500 E-Mini Index Futures (CME)	606	USD	50,919	09/13	715
S&P Midcap 400 E-Mini Index Futures (CME)	20	USD	2,459	09/13	83
S&P TSE 60 Index Futures (Canada)	21	CAD	2,995	09/13	11
SGX CNX Nifty Index Futures	66	USD	763	08/13	(41)
Soybean Futures	1	USD	60	11/13	(1)
Soybean Meal Futures	6	USD	219	12/13	(13)
SPI 200 Index Futures (Australia)	15	AUD	1,879	09/13	41
Sugar 11 Futures	99	USD	1,937	02/14	(45)
Swiss Market Index Futures (Switzerland)	17	CHF	1,331	09/13	(17)
Three Month Alluminum Futures	6	USD	264	08/13	(12)
Three Month Aluminum Futures	6	USD	265	08/13	(15)

See accompanying notes which are an integral part of this quarterly report.

252	Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except cantract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Three Month Aluminum Futures	5	USD	222	09/13	(14)
Three Month Aluminum Futures	6	USD	269	10/13	(4)
Three Month Canada Bankers Acceptance Futures (Canada)	183	CAD	45,146	12/13	(19)
Three Month Canada Bankers Acceptance Futures (Canada)	797	CAD	196,102	09/14	12
Three Month Copper Futures	2	USD	344	08/13	(12)
Three Month Copper Futures	2	USD	344	09/13	4
Three Month Copper Futures	7	USD	1,204	10/13	(19)
Three Month Nickel Futures	4	USD	331	08/13	(26)
Three Month Nickel Futures	3	USD	250	10/13	1
Three Month Sterling Interest Rate Futures (United Kingdom)	806	GBP	100,256	09/13	74
Three Month Sterling Interest Rate Futures (United Kingdom)	276	GBP	34,321	12/13	(1)
Three Month Zinc Futures	7	USD	316	08/13	(13)
Three Month Zinc Futures	18	USD	821	09/13	(46)
Three Month Zinc Futures	6	USD	275	10/13	(10)
TOPIX Index Futures (Japan)	9	JPY	101,295	09/13	11
United States Treasury 2 Year Note Futures	1,849	USD	407,358	09/13	277
United States Treasury 10 Year Note Futures	94	USD	11,885	09/13	(142)
WTI Bullet Financial Sector Futures	34	USD	3,571	08/13	62

Short Positions
Aluminum HG Futures	25	USD	1,113	09/13	42
Australia Government 10 Year Treasury Bond Futures (Australia SFE)	277	AUD	32,909	09/13	(18)
Australia Government 3 Year Treasury Bond Futures (Australia SFE)	53	AUD	5,820	09/13	(44)
Canada Government 10 Year Bond Futures (Canada)	375	CAD	49,331	09/13	110
Cocoa Futures	9	USD	207	09/13	(6)
Coffee Futures	9	USD	400	09/13	22
Copper High Grade Futures	10	USD	780	09/13	(23)
Copper LME Futures	10	USD	1,720	09/13	80
Corn Futures	68	USD	1,697	09/13	72
Deliverable 10yr IRS Futures	46	USD	4,353	09/13	3
Euribor Futures (Germany)	5	EUR	1,243	12/14	—
Euro Currency Futures (Germany)	64	USD	10,671	09/13	(42)
Euro-Bobl Futures (Germany)	5	EUR	629	09/13	(5)
Euro-Bund Futures (Germany)	363	EUR	51,680	09/13	159
Euro-Buxl Futures (Germany)	11	EUR	1,419	09/13	11
Eurodollar Futures (CME)	6	USD	1,495	03/14	(1)
Eurodollar Futures (CME)	9	USD	2,240	06/14	(2)
Eurodollar Futures (CME)	72	USD	17,909	09/14	(10)
Eurodollar Futures (CME)	119	USD	29,573	12/14	(18)
Eurodollar Futures (CME)	122	USD	30,280	03/15	(19)
Eurodollar Futures (CME)	128	USD	31,715	06/15	(20)
Eurodollar Futures (CME)	104	USD	25,713	09/15	(5)
Eurodollar Futures (CME)	104	USD	25,648	12/15	3
Eurodollar Futures (CME)	104	USD	25,575	03/16	14
Eurodollar Futures (CME)	104	USD	25,501	06/16	(15)
Euro-Schatz Futures (Germany)	212	EUR	23,419	09/13	(15)
Gold 100 Oz. Futures	13	USD	1,707	12/13	(14)
Henry Hub Natural Gas Futures	8	USD	69	08/13	3
Japan Government 10 Year Bond Futures (TSE) (Japan)	1	JPY	143,620	09/13	(13)
Japanese Yen Currency Futures	86	USD	10,998	09/13	40
Natural Gas Futures	5	USD	172	08/13	6
Nickel Futures	9	USD	747	09/13	60
NIKKEI 225 Index Futures (SGX) (Japan)	201	JPY	1,369,815	09/13	521
S&P 500 E-Mini Index Futures (CME)	87	USD	7,310	09/13	(35)
Silver Futures	11	USD	1,080	09/13	61

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund	253

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except cantract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Soybean Futures	12	USD	750	09/13	20
Soybean Futures	1	USD	60	11/13	—
Soybean Oil Futures	47	USD	1,204	12/13	107
Sugar 11 Futures	133	USD	2,528	09/13	(64)
Three Month Alluminum Futures	6	USD	264	08/13	12
Three Month Aluminum Futures	6	USD	265	08/13	16
Three Month Aluminum Futures	5	USD	222	09/13	14
Three Month Aluminum Futures	6	USD	269	10/13	4
Three Month Canada Bankers Acceptance Futures (Canada)	11	CAD	2,714	12/13	—
Three Month Canada Bankers Acceptance Futures (Canada)	10	CAD	2,466	03/14	—
Three Month Copper Futures	2	USD	344	08/13	11
Three Month Copper Futures	2	USD	344	09/13	(2)
Three Month Copper Futures	7	USD	1,204	10/13	19
Three Month Euribor Interest Rate Futures (Germany)	5	EUR	1,246	12/13	—
Three Month Euribor Interest Rate Futures (Germany)	244	EUR	60,780	03/14	(1)
Three Month Euribor Interest Rate Futures (Germany)	8	EUR	1,992	06/14	—
Three Month Euribor Interest Rate Futures (Germany)	6	EUR	1,493	09/14	—
Three Month Euribor Interest Rate Futures (Germany)	6	EUR	1,491	03/15	—
Three Month Euribor Interest Rate Futures (Germany)	6	EUR	1,489	06/15	—
Three Month EuroSwiss Interest Rate Futures (Switzerland)	26	CHF	6,499	12/13	(1)
Three Month EuroSwiss Interest Rate Futures (Switzerland)	317	CHF	79,226	03/14	(8)
Three Month Nickel Futures	4	USD	331	08/13	25
Three Month Nickel Futures	3	USD	250	10/13	(1)
Three Month Sterling Interest Rate Futures (United Kingdom)	8	GBP	995	12/13	(1)
Three Month Sterling Interest Rate Futures (United Kingdom)	12	GBP	1,492	03/14	(2)
Three Month Sterling Interest Rate Futures (United Kingdom)	13	GBP	1,616	06/14	(2)
Three Month Sterling Interest Rate Futures (United Kingdom)	14	GBP	1,739	09/14	(2)
Three Month Sterling Interest Rate Futures (United Kingdom)	12	GBP	1,490	12/14	(3)
Three Month Sterling Interest Rate Futures (United Kingdom)	13	GBP	1,613	03/15	(4)
Three Month Sterling Interest Rate Futures (United Kingdom)	16	GBP	1,983	06/15	(5)
Three Month Zinc Futures	7	USD	316	08/13	12
Three Month Zinc Futures	21	USD	957	09/13	60
Three Month Zinc Futures	6	USD	275	10/13	9
United Kingdom Long Gilt Bond Futures (United Kingdom)	181	GBP	20,395	09/13	132
United States Treasury 2 Year Note Futures	16	USD	3,525	09/13	(7)
United States Treasury 5 Year Note Futures	87	USD	10,559	09/13	49
United States Treasury 10 Year Note Futures	254	USD	32,115	09/13	94
United States Treasury Long-Term Bond Futures	462	USD	61,937	09/13	151
Wheat Futures	70	USD	2,325	09/13	29

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					2,212

See accompanying notes which are an integral part of this quarterly report.

254	Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except contract amounts)

Options Written	Call/Put	Number of Contracts	Strike Price	Notional Amount		Expiration Date	Fair Value $

EURO STOXX 50 Index	Call	86	2,750.00	EUR	1	08/16/13	(47)
EURO STOXX 50 Index	Call	140	2,800.00	EUR	1	08/16/13	(33)
EURO STOXX 50 Index	Call	26	2,900.00	EUR	—	09/01/13	(6)
EURO STOXX 50 Index	Call	234	2,800.00	EUR	2	12/20/13	(304)
EURO STOXX 50 Index	Put	158	2,600.00	EUR	2	08/16/13	(13)
EURO STOXX 50 Index	Put	26	2,600.00	EUR	—	09/01/13	(9)
EURO STOXX 50 Index	Put	2	1,800.00	EUR	—	12/20/13	—
EURO STOXX 50 Index	Put	275	2,000.00	EUR	3	12/20/13	(28)
EURO STOXX 50 Index	Put	645	2,200.00	EUR	6	12/20/13	(141)
EURO STOXX 50 Index	Put	91	2,300.00	EUR	1	12/20/13	(29)
EURO STOXX 50 Index	Put	293	2,000.00	EUR	3	06/20/14	(134)
EURO STOXX 50 Index	Put	55	2,200.00	EUR	1	06/20/14	(44)
EURO STOXX 50 Index	Put	85	2,000.00	EUR	1	12/19/14	(71)
Fossil, Inc.	Call	62	110.00	USD	6	08/17/13	(36)
S&P 500 Index	Call	42	1,675.00	USD	4	08/17/13	(89)
S&P 500 Index	Call	53	1,650.00	USD	5	09/21/13	(273)
S&P 500 Index	Call	39	1,500.00	USD	4	12/21/13	(744)
S&P 500 Index	Call	113	1,600.00	USD	11	12/21/13	(1,226)
S&P 500 Index	Call	18	1,550.00	USD	2	06/21/14	(309)
S&P 500 Index	Put	2	1,550.00	USD	—	08/17/13	—
S&P 500 Index	Put	93	1,625.00	USD	9	08/17/13	(36)
S&P 500 Index	Put	183	1,200.00	USD	18	12/21/13	(41)
S&P 500 Index	Put	221	1,300.00	USD	22	12/21/13	(96)
S&P 500 Index	Put	446	1,400.00	USD	45	12/21/13	(377)
S&P 500 Index	Put	223	1,150.00	USD	22	06/21/14	(222)
S&P 500 Index	Put	40	1,200.00	USD	4	12/20/14	(102)
S&P 500 Index	Put	110	1,300.00	USD	11	12/20/14	(415)
SGX NIKKEI Futures	Call	20	15,750.00	JPY	10	08/09/13	—
SGX NIKKEI Futures	Call	28	15,000.00	JPY	14	09/13/13	(11)
SGX NIKKEI Futures	Call	144	10,500.00	JPY	72	12/12/13	(2,299)
SGX NIKKEI Futures	Call	100	11,000.00	JPY	50	12/12/13	(1,370)
SGX NIKKEI Futures	Call	200	12,000.00	JPY	100	12/12/13	(1,862)
SGX NIKKEI Futures	Call	155	17,000.00	JPY	78	12/12/13	(40)
SGX NIKKEI Futures	Call	215	16,500.00	JPY	108	06/12/14	(269)
SGX NIKKEI Futures	Put	28	13,000.00	JPY	14	08/08/13	(8)
SGX NIKKEI Futures	Put	10	13,750.00	JPY	5	08/09/13	(15)
SGX NIKKEI Futures	Put	25	9,000.00	JPY	13	12/12/13	(1)
SGX NIKKEI Futures	Put	221	9,500.00	JPY	111	12/12/13	(18)
SGX NIKKEI Futures	Put	65	12,000.00	JPY	33	12/12/13	(88)
SGX NIKKEI Futures	Put	275	13,000.00	JPY	138	12/12/13	(765)
SGX NIKKEI Futures	Put	150	10,500.00	JPY	75	06/12/14	(172)
SGX NIKKEI Futures	Put	105	13,000.00	JPY	53	06/12/14	(500)
SGX NIKKEI Futures	Put	80	10,500.00	JPY	40	12/11/14	(150)

Swaptions
(Fund Receives/Fund Pays)
USD 3 Month LIBOR/USD 3.000%	Call	1	0.00		2,200	08/28/13	—
USD 3 Month LIBOR/USD 3.200%	Call	1	0.00		2,200	08/28/13	(2)
USD 3 Month LIBOR/USD 3.200%	Call	1	0.00		4,900	10/21/13	(19)
USD 3 Month LIBOR/USD 3.200%	Call	1	0.00		4,200	11/12/13	(13)
USD 3 Month LIBOR/USD 3.250%	Call	1	0.00		8,300	10/16/13	(25)
USD 3 Month LIBOR/USD 3.300%	Call	1	0.00		2,500	10/18/13	(9)
USD 3 Month LIBOR/USD 3.300%	Call	1	0.00		2,500	10/23/13	(10)
USD 3 Month LIBOR/USD 3.400%	Call	1	0.00		4,200	11/12/13	(25)
USD 3.920%/USD 3 Month LIBOR	Put	1	0.00		2,500	10/18/13	(3)

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund	255

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except contract amounts)

Options Written	Call/Put	Number of Contracts	Strike Price	Notional Amount	Expiration Date	Fair Value $

USD 3.920%/USD 3 Month LIBOR	Put	1	0.00	2,500	10/23/13	(3)
USD 3.960%/USD 3 Month LIBOR	Put	1	0.00	4,900	10/21/13	(5)
USD 3.980%/USD 3 Month LIBOR	Put	1	0.00	8,300	10/16/13	(7)

Total Liability for Options Written (premiums received $9,183)						(12,514)

Transactions in options written contracts for the period ended July 31, 2013 were as follows:

	Number of Contracts	Premiums Received

Outstanding October 31, 2012	2,732	$2,722
Opened	23,118	38,429
Closed	(14,294)	(28,733)
Exercised	(56)	(74)
Expired	(5,906)	(3,161)

Outstanding July 31, 2013	5,594	$9,183

See accompanying notes which are an integral part of this quarterly report.

256	Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Bank of America	USD	258	GBP	168	09/12/13	(2)
Bank of America	JPY	9,800	USD	99	10/17/13	(1)
Barclays	USD	584	GBP	372	09/12/13	(18)
Barclays	USD	6,456	MXN	81,357	08/09/13	(91)
Barclays	AUD	469	USD	428	08/23/13	7
Citigroup	USD	411	GBP	275	09/12/13	7
Citigroup	CHF	3,087	EUR	2,500	08/02/13	(10)
Citigroup	CHF	3,593	GBP	2,500	08/09/13	(80)
Citigroup	MXN	21,647	USD	1,669	09/18/13	(18)
Credit Suisse	USD	159	GBP	101	09/12/13	(5)
Goldman Sachs	USD	7,595	EUR	5,760	08/02/13	68
Goldman Sachs	EUR	5,760	USD	7,596	09/03/13	(68)
Goldman Sachs	NZD	3,472	AUD	3,000	08/09/13	(77)
HSBC	EUR	105	USD	137	08/02/13	(2)
HSBC	GBP	2,247	USD	3,448	09/12/13	31
JPMorgan Chase	USD	93	EUR	70	09/03/13	—
JPMorgan Chase	USD	119	EUR	89	09/17/13	(1)
JPMorgan Chase	USD	1,765	MXN	21,786	09/18/13	(67)
JPMorgan Chase	EUR	2,500	CHF	3,084	08/02/13	6
Morgan Stanley	NZD	1,869	USD	1,451	08/23/13	(39)
Royal Bank of Scotland	USD	18	AUD	19	09/18/13	(1)
Royal Bank of Scotland	USD	48	AUD	50	09/18/13	(3)
Royal Bank of Scotland	USD	63	AUD	66	09/18/13	(4)
Royal Bank of Scotland	USD	86	AUD	93	09/18/13	(2)
Royal Bank of Scotland	USD	96	AUD	105	09/18/13	(2)
Royal Bank of Scotland	USD	96	AUD	100	09/18/13	(6)
Royal Bank of Scotland	USD	103	AUD	113	09/18/13	(2)
Royal Bank of Scotland	USD	176	AUD	187	09/18/13	(8)
Royal Bank of Scotland	USD	189	AUD	205	09/18/13	(5)
Royal Bank of Scotland	USD	232	AUD	253	09/18/13	(6)
Royal Bank of Scotland	USD	285	AUD	311	09/18/13	(6)
Royal Bank of Scotland	USD	321	AUD	348	09/18/13	(9)
Royal Bank of Scotland	USD	497	AUD	551	09/18/13	(3)
Royal Bank of Scotland	USD	542	AUD	594	09/18/13	(9)
Royal Bank of Scotland	USD	793	AUD	865	09/18/13	(18)
Royal Bank of Scotland	USD	839	AUD	877	09/18/13	(53)
Royal Bank of Scotland	USD	1,194	AUD	1,302	09/18/13	(28)
Royal Bank of Scotland	USD	1,329	AUD	1,457	09/18/13	(24)
Royal Bank of Scotland	USD	109	BRL	250	09/18/13	(1)
Royal Bank of Scotland	USD	139	BRL	320	09/18/13	(1)
Royal Bank of Scotland	USD	4	CAD	4	09/18/13	—
Royal Bank of Scotland	USD	4	CAD	4	09/18/13	—
Royal Bank of Scotland	USD	11	CAD	12	09/18/13	—
Royal Bank of Scotland	USD	12	CAD	12	09/18/13	—
Royal Bank of Scotland	USD	16	CAD	17	09/18/13	—
Royal Bank of Scotland	USD	16	CAD	17	09/18/13	—
Royal Bank of Scotland	USD	39	CAD	40	09/18/13	—
Royal Bank of Scotland	USD	70	CAD	74	09/18/13	2
Royal Bank of Scotland	USD	71	CAD	73	09/18/13	—
Royal Bank of Scotland	USD	129	CAD	136	09/18/13	3
Royal Bank of Scotland	USD	193	CAD	197	09/18/13	(1)
Royal Bank of Scotland	USD	199	CAD	203	09/18/13	(2)
Royal Bank of Scotland	USD	542	CAD	554	09/18/13	(3)

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund	257

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Royal Bank of Scotland	USD	701	CAD	725	09/18/13	4
Royal Bank of Scotland	USD	761	CAD	785	09/18/13	3
Royal Bank of Scotland	USD	1,017	CAD	1,048	09/18/13	2
Royal Bank of Scotland	USD	1,328	CAD	1,379	09/18/13	13
Royal Bank of Scotland	USD	2,524	CAD	2,617	09/18/13	21
Royal Bank of Scotland	USD	1	CHF	1	08/02/13	—
Royal Bank of Scotland	USD	23	CHF	22	09/18/13	—
Royal Bank of Scotland	USD	57	CHF	54	09/18/13	1
Royal Bank of Scotland	USD	139	CHF	130	09/18/13	1
Royal Bank of Scotland	USD	429	CLP	218,000	09/23/13	(8)
Royal Bank of Scotland	USD	5	COP	10,000	09/18/13	—
Royal Bank of Scotland	USD	10	COP	20,000	09/18/13	—
Royal Bank of Scotland	USD	37	COP	70,000	09/18/13	—
Royal Bank of Scotland	USD	125	COP	240,000	09/18/13	1
Royal Bank of Scotland	USD	10	CZK	200	09/18/13	—
Royal Bank of Scotland	USD	15	CZK	300	09/18/13	—
Royal Bank of Scotland	USD	31	CZK	600	09/18/13	—
Royal Bank of Scotland	USD	46	CZK	900	09/18/13	—
Royal Bank of Scotland	USD	89	CZK	1,700	09/18/13	(1)
Royal Bank of Scotland	USD	118	CZK	2,300	09/18/13	—
Royal Bank of Scotland	USD	129	CZK	2,500	09/18/13	(1)
Royal Bank of Scotland	USD	139	CZK	2,700	09/18/13	—
Royal Bank of Scotland	USD	145	CZK	2,800	09/18/13	(2)
Royal Bank of Scotland	USD	172	CZK	3,300	09/18/13	(3)
Royal Bank of Scotland	USD	284	CZK	5,600	09/18/13	3
Royal Bank of Scotland	USD	321	CZK	6,200	09/18/13	(3)
Royal Bank of Scotland	USD	327	CZK	6,300	09/18/13	(3)
Royal Bank of Scotland	USD	346	CZK	6,700	09/18/13	(2)
Royal Bank of Scotland	USD	381	CZK	7,300	09/18/13	(7)
Royal Bank of Scotland	USD	574	CZK	11,300	09/18/13	6
Royal Bank of Scotland	USD	11	EUR	8	09/18/13	—
Royal Bank of Scotland	USD	124	EUR	93	09/18/13	—
Royal Bank of Scotland	USD	133	EUR	100	09/18/13	—
Royal Bank of Scotland	USD	133	EUR	100	09/18/13	—
Royal Bank of Scotland	USD	136	EUR	105	09/18/13	3
Royal Bank of Scotland	USD	138	EUR	107	09/18/13	4
Royal Bank of Scotland	USD	161	EUR	122	09/18/13	2
Royal Bank of Scotland	USD	166	EUR	128	09/18/13	4
Royal Bank of Scotland	USD	177	EUR	135	09/18/13	3
Royal Bank of Scotland	USD	185	EUR	140	09/18/13	1
Royal Bank of Scotland	USD	194	EUR	150	09/18/13	5
Royal Bank of Scotland	USD	211	EUR	160	09/18/13	1
Royal Bank of Scotland	USD	308	EUR	235	09/18/13	5
Royal Bank of Scotland	USD	309	EUR	236	09/18/13	6
Royal Bank of Scotland	USD	309	EUR	235	09/18/13	4
Royal Bank of Scotland	USD	310	EUR	237	09/18/13	6
Royal Bank of Scotland	USD	470	EUR	361	09/18/13	10
Royal Bank of Scotland	USD	478	EUR	363	09/18/13	4
Royal Bank of Scotland	USD	719	EUR	547	09/18/13	9
Royal Bank of Scotland	USD	967	EUR	728	09/18/13	2
Royal Bank of Scotland	USD	969	EUR	743	09/18/13	19
Royal Bank of Scotland	USD	1,019	EUR	775	09/18/13	12
Royal Bank of Scotland	USD	1,020	EUR	764	09/18/13	(4)

See accompanying notes which are an integral part of this quarterly report.

258	Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Royal Bank of Scotland	USD	1,029	EUR	775	09/18/13	2
Royal Bank of Scotland	USD	1,066	EUR	817	09/18/13	21
Royal Bank of Scotland	USD	1,086	EUR	830	09/18/13	19
Royal Bank of Scotland	USD	1,093	EUR	834	09/18/13	16
Royal Bank of Scotland	USD	1,265	EUR	963	09/18/13	16
Royal Bank of Scotland	USD	1,282	EUR	980	09/18/13	22
Royal Bank of Scotland	USD	1,344	EUR	1,031	09/18/13	28
Royal Bank of Scotland	USD	1,473	EUR	1,137	09/18/13	40
Royal Bank of Scotland	USD	1,491	EUR	1,128	09/18/13	10
Royal Bank of Scotland	USD	1,513	EUR	1,137	09/18/13	—
Royal Bank of Scotland	USD	1,593	EUR	1,225	09/18/13	36
Royal Bank of Scotland	USD	1,609	EUR	1,206	09/18/13	(5)
Royal Bank of Scotland	USD	1,735	EUR	1,329	09/18/13	33
Royal Bank of Scotland	USD	1,876	EUR	1,400	09/18/13	(14)
Royal Bank of Scotland	USD	1,913	EUR	1,441	09/18/13	4
Royal Bank of Scotland	USD	2,064	EUR	1,572	09/18/13	28
Royal Bank of Scotland	USD	2,312	EUR	1,777	09/18/13	53
Royal Bank of Scotland	USD	2,392	EUR	1,806	09/18/13	11
Royal Bank of Scotland	USD	2,445	EUR	1,842	09/18/13	6
Royal Bank of Scotland	USD	3,169	EUR	2,390	09/18/13	11
Royal Bank of Scotland	USD	3,313	EUR	2,532	09/18/13	56
Royal Bank of Scotland	USD	4,668	EUR	3,497	09/18/13	(15)
Royal Bank of Scotland	USD	5,524	EUR	4,274	09/18/13	163
Royal Bank of Scotland	USD	5,608	EUR	4,280	09/18/13	87
Royal Bank of Scotland	USD	3	GBP	2	08/01/13	—
Royal Bank of Scotland	USD	3	GBP	2	09/18/13	—
Royal Bank of Scotland	USD	17	GBP	11	09/18/13	—
Royal Bank of Scotland	USD	25	GBP	16	09/18/13	—
Royal Bank of Scotland	USD	50	GBP	33	09/18/13	—
Royal Bank of Scotland	USD	61	GBP	40	09/18/13	—
Royal Bank of Scotland	USD	82	GBP	52	09/18/13	(3)
Royal Bank of Scotland	USD	157	GBP	100	09/18/13	(5)
Royal Bank of Scotland	USD	181	GBP	117	09/18/13	(3)
Royal Bank of Scotland	USD	190	GBP	123	09/18/13	(3)
Royal Bank of Scotland	USD	210	GBP	138	09/18/13	—
Royal Bank of Scotland	USD	211	GBP	140	09/18/13	1
Royal Bank of Scotland	USD	226	GBP	149	09/18/13	—
Royal Bank of Scotland	USD	228	GBP	149	09/18/13	(1)
Royal Bank of Scotland	USD	229	GBP	149	09/18/13	(3)
Royal Bank of Scotland	USD	236	GBP	153	09/18/13	(4)
Royal Bank of Scotland	USD	308	GBP	197	09/18/13	(9)
Royal Bank of Scotland	USD	367	GBP	236	09/18/13	(8)
Royal Bank of Scotland	USD	395	GBP	252	09/18/13	(11)
Royal Bank of Scotland	USD	397	GBP	258	09/18/13	(4)
Royal Bank of Scotland	USD	418	GBP	273	09/18/13	(3)
Royal Bank of Scotland	USD	460	GBP	301	09/18/13	(2)
Royal Bank of Scotland	USD	464	GBP	307	09/18/13	3
Royal Bank of Scotland	USD	483	GBP	308	09/18/13	(15)
Royal Bank of Scotland	USD	484	GBP	312	09/18/13	(9)
Royal Bank of Scotland	USD	490	GBP	323	09/18/13	2
Royal Bank of Scotland	USD	576	GBP	373	09/18/13	(8)
Royal Bank of Scotland	USD	684	GBP	450	09/18/13	1
Royal Bank of Scotland	USD	717	GBP	469	09/18/13	(4)

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund	259

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Royal Bank of Scotland	USD	721	GBP	460	09/18/13	(21)
Royal Bank of Scotland	USD	856	GBP	557	09/18/13	(9)
Royal Bank of Scotland	USD	878	GBP	564	09/18/13	(20)
Royal Bank of Scotland	USD	1,274	GBP	842	09/18/13	6
Royal Bank of Scotland	USD	1,544	GBP	1,010	09/18/13	(8)
Royal Bank of Scotland	USD	57	HUF	13,000	09/18/13	—
Royal Bank of Scotland	USD	70	HUF	16,000	09/18/13	1
Royal Bank of Scotland	USD	84	HUF	19,000	09/18/13	—
Royal Bank of Scotland	USD	204	HUF	46,000	09/18/13	—
Royal Bank of Scotland	USD	1,681	HUF	382,000	09/18/13	10
Royal Bank of Scotland	USD	375	IDR	3,800,000	09/18/13	(8)
Royal Bank of Scotland	USD	25	ILS	90	09/18/13	—
Royal Bank of Scotland	USD	27	ILS	100	09/18/13	1
Royal Bank of Scotland	USD	36	ILS	130	09/18/13	—
Royal Bank of Scotland	USD	39	ILS	140	09/18/13	—
Royal Bank of Scotland	USD	77	ILS	280	09/18/13	1
Royal Bank of Scotland	USD	84	ILS	300	09/18/13	—
Royal Bank of Scotland	USD	102	ILS	370	09/18/13	1
Royal Bank of Scotland	USD	109	ILS	390	09/18/13	—
Royal Bank of Scotland	USD	144	ILS	520	09/18/13	2
Royal Bank of Scotland	USD	146	ILS	520	09/18/13	—
Royal Bank of Scotland	USD	178	ILS	640	09/18/13	2
Royal Bank of Scotland	USD	335	ILS	1,200	09/18/13	1
Royal Bank of Scotland	USD	1,141	ILS	4,160	09/18/13	24
Royal Bank of Scotland	USD	17	INR	1,000	09/18/13	—
Royal Bank of Scotland	USD	17	INR	1,000	09/18/13	(1)
Royal Bank of Scotland	USD	33	INR	2,000	09/18/13	(1)
Royal Bank of Scotland	USD	50	INR	3,000	09/18/13	(1)
Royal Bank of Scotland	USD	66	INR	4,000	09/18/13	(1)
Royal Bank of Scotland	USD	133	INR	8,000	09/18/13	(3)
Royal Bank of Scotland	USD	154	INR	9,000	09/18/13	(8)
Royal Bank of Scotland	USD	181	INR	11,000	09/18/13	(3)
Royal Bank of Scotland	USD	216	INR	13,000	09/18/13	(5)
Royal Bank of Scotland	USD	1,853	INR	106,700	09/18/13	(120)
Royal Bank of Scotland	USD	23	JPY	2,347	09/18/13	1
Royal Bank of Scotland	USD	152	JPY	15,033	09/18/13	2
Royal Bank of Scotland	USD	171	JPY	17,000	09/18/13	3
Royal Bank of Scotland	USD	189	JPY	18,714	09/18/13	3
Royal Bank of Scotland	USD	239	JPY	24,200	09/18/13	9
Royal Bank of Scotland	USD	253	JPY	25,000	09/18/13	2
Royal Bank of Scotland	USD	319	JPY	31,920	09/18/13	7
Royal Bank of Scotland	USD	455	JPY	42,829	09/18/13	(18)
Royal Bank of Scotland	USD	541	JPY	53,926	09/18/13	9
Royal Bank of Scotland	USD	647	JPY	65,083	09/18/13	18
Royal Bank of Scotland	USD	685	JPY	67,195	09/18/13	2
Royal Bank of Scotland	USD	784	JPY	74,476	09/18/13	(23)
Royal Bank of Scotland	USD	828	JPY	82,590	09/18/13	15
Royal Bank of Scotland	USD	898	JPY	90,436	09/18/13	25
Royal Bank of Scotland	USD	1,136	JPY	110,917	09/18/13	(3)
Royal Bank of Scotland	USD	1,532	JPY	147,323	09/18/13	(27)
Royal Bank of Scotland	USD	1,901	JPY	180,246	09/18/13	(59)
Royal Bank of Scotland	USD	1,958	JPY	191,652	09/18/13	—
Royal Bank of Scotland	USD	2,192	JPY	211,775	09/18/13	(28)

See accompanying notes which are an integral part of this quarterly report.

260	Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Royal Bank of Scotland	USD	2,269	JPY	214,478	09/18/13	(78)
Royal Bank of Scotland	USD	2,638	JPY	261,266	09/18/13	31
Royal Bank of Scotland	USD	2,717	JPY	266,067	09/18/13	2
Royal Bank of Scotland	USD	2,888	JPY	284,992	09/18/13	24
Royal Bank of Scotland	USD	2,975	JPY	291,594	09/18/13	4
Royal Bank of Scotland	USD	9	KRW	10,000	09/23/13	—
Royal Bank of Scotland	USD	18	KRW	20,000	09/23/13	—
Royal Bank of Scotland	USD	27	KRW	30,000	09/23/13	—
Royal Bank of Scotland	USD	44	KRW	50,000	09/23/13	—
Royal Bank of Scotland	USD	80	KRW	90,000	09/23/13	—
Royal Bank of Scotland	USD	80	KRW	90,000	09/23/13	—
Royal Bank of Scotland	USD	89	KRW	100,000	09/23/13	—
Royal Bank of Scotland	USD	98	KRW	110,000	09/23/13	—
Royal Bank of Scotland	USD	187	KRW	210,000	09/23/13	(1)
Royal Bank of Scotland	USD	195	KRW	220,000	09/23/13	—
Royal Bank of Scotland	USD	338	KRW	380,000	09/23/13	(1)
Royal Bank of Scotland	USD	708	KRW	810,000	09/23/13	11
Royal Bank of Scotland	USD	2,551	KRW	2,880,000	09/23/13	5
Royal Bank of Scotland	USD	8	MXN	100	09/18/13	—
Royal Bank of Scotland	USD	32	MXN	400	09/18/13	(1)
Royal Bank of Scotland	USD	64	MXN	800	09/18/13	(1)
Royal Bank of Scotland	USD	69	MXN	900	09/18/13	1
Royal Bank of Scotland	USD	87	MXN	1,100	09/18/13	(1)
Royal Bank of Scotland	USD	103	MXN	1,300	09/18/13	(2)
Royal Bank of Scotland	USD	127	MXN	1,600	09/18/13	(2)
Royal Bank of Scotland	USD	2,245	MXN	29,000	09/18/13	15
Royal Bank of Scotland	USD	19	MYR	60	09/18/13	—
Royal Bank of Scotland	USD	58	MYR	180	09/18/13	(2)
Royal Bank of Scotland	USD	82	MYR	260	09/18/13	(2)
Royal Bank of Scotland	USD	86	MYR	270	09/18/13	(3)
Royal Bank of Scotland	USD	1,374	MYR	4,320	09/18/13	(46)
Royal Bank of Scotland	USD	100	NOK	597	09/18/13	1
Royal Bank of Scotland	USD	161	NOK	950	09/18/13	—
Royal Bank of Scotland	USD	173	NOK	1,049	09/18/13	5
Royal Bank of Scotland	USD	263	NOK	1,529	09/18/13	(4)
Royal Bank of Scotland	USD	391	NOK	2,316	09/18/13	2
Royal Bank of Scotland	USD	1,367	NOK	8,056	09/18/13	(2)
Royal Bank of Scotland	USD	1,441	NOK	8,553	09/18/13	8
Royal Bank of Scotland	USD	3,239	NOK	18,926	09/18/13	(33)
Royal Bank of Scotland	USD	33	NZD	42	09/18/13	—
Royal Bank of Scotland	USD	152	NZD	191	09/18/13	—
Royal Bank of Scotland	USD	168	NZD	215	09/18/13	3
Royal Bank of Scotland	USD	11,193	NZD	14,085	09/18/13	19
Royal Bank of Scotland	USD	286	PHP	12,100	09/18/13	(8)
Royal Bank of Scotland	USD	9	PLN	30	09/18/13	—
Royal Bank of Scotland	USD	81	PLN	260	09/18/13	—
Royal Bank of Scotland	USD	94	PLN	300	09/18/13	—
Royal Bank of Scotland	USD	100	PLN	320	09/18/13	—
Royal Bank of Scotland	USD	151	PLN	490	09/18/13	1
Royal Bank of Scotland	USD	196	PLN	630	09/18/13	1
Royal Bank of Scotland	USD	270	PLN	860	09/18/13	(2)
Royal Bank of Scotland	USD	315	PLN	1,010	09/18/13	—
Royal Bank of Scotland	USD	336	PLN	1,070	09/18/13	(2)

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund	261

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Royal Bank of Scotland	USD	466	PLN	1,500	09/18/13	2
Royal Bank of Scotland	USD	1,976	PLN	6,450	09/18/13	36
Royal Bank of Scotland	USD	15	RUB	500	09/18/13	—
Royal Bank of Scotland	USD	25	RUB	816	09/18/13	(1)
Royal Bank of Scotland	USD	42	RUB	1,385	09/18/13	—
Royal Bank of Scotland	USD	46	RUB	1,500	09/18/13	(1)
Royal Bank of Scotland	USD	61	RUB	1,946	09/18/13	(2)
Royal Bank of Scotland	USD	74	RUB	2,400	09/18/13	(1)
Royal Bank of Scotland	USD	79	RUB	2,600	09/18/13	—
Royal Bank of Scotland	USD	112	RUB	3,700	09/18/13	(1)
Royal Bank of Scotland	USD	223	RUB	7,300	09/18/13	(3)
Royal Bank of Scotland	USD	248	RUB	8,100	09/18/13	(4)
Royal Bank of Scotland	USD	264	RUB	8,600	09/18/13	(5)
Royal Bank of Scotland	USD	2,244	RUB	73,661	09/18/13	(27)
Royal Bank of Scotland	USD	4	SEK	26	09/18/13	—
Royal Bank of Scotland	USD	13	SEK	89	09/18/13	—
Royal Bank of Scotland	USD	20	SEK	132	09/18/13	—
Royal Bank of Scotland	USD	167	SEK	1,081	09/18/13	(1)
Royal Bank of Scotland	USD	257	SEK	1,654	09/18/13	(4)
Royal Bank of Scotland	USD	322	SEK	2,085	09/18/13	(3)
Royal Bank of Scotland	USD	471	SEK	3,062	09/18/13	(2)
Royal Bank of Scotland	USD	546	SEK	3,580	09/18/13	3
Royal Bank of Scotland	USD	630	SEK	4,067	09/18/13	(6)
Royal Bank of Scotland	USD	806	SEK	5,255	09/18/13	(1)
Royal Bank of Scotland	USD	935	SEK	6,104	09/18/13	1
Royal Bank of Scotland	USD	1,301	SEK	8,404	09/18/13	(13)
Royal Bank of Scotland	USD	1,524	SEK	9,874	09/18/13	(11)
Royal Bank of Scotland	USD	2,609	SEK	17,172	09/18/13	22
Royal Bank of Scotland	USD	24	SGD	30	09/18/13	—
Royal Bank of Scotland	USD	79	SGD	100	09/18/13	—
Royal Bank of Scotland	USD	79	SGD	100	09/18/13	—
Royal Bank of Scotland	USD	79	SGD	100	09/18/13	—
Royal Bank of Scotland	USD	119	SGD	150	09/18/13	(1)
Royal Bank of Scotland	USD	176	SGD	220	09/18/13	(2)
Royal Bank of Scotland	USD	183	SGD	230	09/18/13	(2)
Royal Bank of Scotland	USD	192	SGD	240	09/18/13	(3)
Royal Bank of Scotland	USD	200	SGD	250	09/18/13	(3)
Royal Bank of Scotland	USD	234	SGD	290	09/18/13	(5)
Royal Bank of Scotland	USD	21	TRY	40	09/18/13	—
Royal Bank of Scotland	USD	963	TRY	1,830	09/18/13	(26)
Royal Bank of Scotland	USD	90	TWD	2,700	09/18/13	—
Royal Bank of Scotland	USD	93	TWD	2,800	09/18/13	—
Royal Bank of Scotland	USD	96	TWD	2,900	09/18/13	—
Royal Bank of Scotland	USD	107	TWD	3,200	09/18/13	(1)
Royal Bank of Scotland	USD	177	TWD	5,300	09/18/13	—
Royal Bank of Scotland	USD	275	TWD	8,200	09/18/13	(1)
Royal Bank of Scotland	USD	339	TWD	10,200	09/18/13	2
Royal Bank of Scotland	USD	344	TWD	10,300	09/18/13	—
Royal Bank of Scotland	USD	30	ZAR	300	09/18/13	1
Royal Bank of Scotland	USD	30	ZAR	300	09/18/13	1
Royal Bank of Scotland	USD	30	ZAR	300	09/18/13	1
Royal Bank of Scotland	USD	48	ZAR	500	09/18/13	2
Royal Bank of Scotland	USD	59	ZAR	600	09/18/13	1

See accompanying notes which are an integral part of this quarterly report.

262	Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Royal Bank of Scotland	USD	86	ZAR	900	09/18/13	4
Royal Bank of Scotland	USD	109	ZAR	1,100	09/18/13	2
Royal Bank of Scotland	USD	119	ZAR	1,200	09/18/13	2
Royal Bank of Scotland	USD	129	ZAR	1,300	09/18/13	2
Royal Bank of Scotland	USD	130	ZAR	1,300	09/18/13	1
Royal Bank of Scotland	USD	159	ZAR	1,600	09/18/13	2
Royal Bank of Scotland	USD	187	ZAR	1,900	09/18/13	4
Royal Bank of Scotland	USD	203	ZAR	2,100	09/18/13	9
Royal Bank of Scotland	USD	280	ZAR	2,900	09/18/13	12
Royal Bank of Scotland	AUD	10	USD	9	09/18/13	—
Royal Bank of Scotland	AUD	10	USD	9	09/18/13	—
Royal Bank of Scotland	AUD	20	USD	18	09/18/13	—
Royal Bank of Scotland	AUD	37	USD	34	09/18/13	1
Royal Bank of Scotland	AUD	40	USD	37	09/18/13	1
Royal Bank of Scotland	AUD	106	USD	96	09/18/13	1
Royal Bank of Scotland	AUD	192	USD	173	09/18/13	1
Royal Bank of Scotland	AUD	281	USD	269	09/18/13	17
Royal Bank of Scotland	AUD	369	USD	343	09/18/13	12
Royal Bank of Scotland	AUD	480	USD	434	09/18/13	4
Royal Bank of Scotland	AUD	533	USD	499	09/18/13	21
Royal Bank of Scotland	AUD	660	USD	607	09/18/13	16
Royal Bank of Scotland	AUD	794	USD	749	09/18/13	38
Royal Bank of Scotland	AUD	1,122	USD	1,057	09/18/13	52
Royal Bank of Scotland	AUD	1,236	USD	1,179	09/18/13	72
Royal Bank of Scotland	AUD	1,587	USD	1,452	09/18/13	30
Royal Bank of Scotland	AUD	9,839	USD	9,404	09/18/13	589
Royal Bank of Scotland	BRL	20	USD	9	09/18/13	1
Royal Bank of Scotland	BRL	40	USD	18	09/18/13	—
Royal Bank of Scotland	BRL	50	USD	23	09/18/13	1
Royal Bank of Scotland	BRL	60	USD	28	09/18/13	2
Royal Bank of Scotland	BRL	70	USD	30	09/18/13	—
Royal Bank of Scotland	BRL	90	USD	39	09/18/13	—
Royal Bank of Scotland	BRL	100	USD	46	09/18/13	2
Royal Bank of Scotland	BRL	100	USD	44	09/18/13	1
Royal Bank of Scotland	BRL	110	USD	51	09/18/13	3
Royal Bank of Scotland	BRL	120	USD	53	09/18/13	1
Royal Bank of Scotland	BRL	130	USD	59	09/18/13	3
Royal Bank of Scotland	BRL	140	USD	64	09/18/13	3
Royal Bank of Scotland	BRL	150	USD	69	09/18/13	3
Royal Bank of Scotland	BRL	230	USD	105	09/18/13	6
Royal Bank of Scotland	BRL	260	USD	119	09/18/13	6
Royal Bank of Scotland	BRL	270	USD	118	09/18/13	1
Royal Bank of Scotland	BRL	420	USD	185	09/18/13	3
Royal Bank of Scotland	BRL	570	USD	268	09/18/13	21
Royal Bank of Scotland	BRL	690	USD	319	09/18/13	19
Royal Bank of Scotland	CAD	1	USD	1	09/18/13	—
Royal Bank of Scotland	CAD	3	USD	3	09/18/13	—
Royal Bank of Scotland	CAD	9	USD	9	09/18/13	—
Royal Bank of Scotland	CAD	9	USD	9	09/18/13	—
Royal Bank of Scotland	CAD	27	USD	27	09/18/13	—
Royal Bank of Scotland	CAD	111	USD	105	09/18/13	(3)
Royal Bank of Scotland	CAD	116	USD	110	09/18/13	(2)
Royal Bank of Scotland	CAD	138	USD	132	09/18/13	(2)

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund	263

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Royal Bank of Scotland	CAD	181	USD	175	09/18/13	(1)
Royal Bank of Scotland	CAD	205	USD	194	09/18/13	(5)
Royal Bank of Scotland	CAD	336	USD	323	09/18/13	(4)
Royal Bank of Scotland	CAD	369	USD	361	09/18/13	2
Royal Bank of Scotland	CAD	385	USD	368	09/18/13	(6)
Royal Bank of Scotland	CAD	450	USD	430	09/18/13	(7)
Royal Bank of Scotland	CAD	524	USD	502	09/18/13	(8)
Royal Bank of Scotland	CAD	541	USD	525	09/18/13	(1)
Royal Bank of Scotland	CAD	598	USD	576	09/18/13	(5)
Royal Bank of Scotland	CAD	646	USD	624	09/18/13	(4)
Royal Bank of Scotland	CAD	649	USD	626	09/18/13	(5)
Royal Bank of Scotland	CAD	764	USD	728	09/18/13	(15)
Royal Bank of Scotland	CAD	858	USD	834	09/18/13	(1)
Royal Bank of Scotland	CAD	911	USD	883	09/18/13	(3)
Royal Bank of Scotland	CAD	981	USD	931	09/18/13	(23)
Royal Bank of Scotland	CAD	1,207	USD	1,147	09/18/13	(27)
Royal Bank of Scotland	CAD	1,238	USD	1,197	09/18/13	(7)
Royal Bank of Scotland	CAD	1,860	USD	1,786	09/18/13	(23)
Royal Bank of Scotland	CHF	3,083	EUR	2,500	08/23/13	(6)
Royal Bank of Scotland	CHF	1	USD	1	09/18/13	—
Royal Bank of Scotland	CHF	2	USD	2	09/18/13	—
Royal Bank of Scotland	CHF	4	USD	4	09/18/13	—
Royal Bank of Scotland	CHF	5	USD	5	09/18/13	—
Royal Bank of Scotland	CHF	5	USD	5	09/18/13	—
Royal Bank of Scotland	CHF	7	USD	7	09/18/13	—
Royal Bank of Scotland	CHF	10	USD	11	09/18/13	—
Royal Bank of Scotland	CHF	10	USD	11	09/18/13	—
Royal Bank of Scotland	CHF	13	USD	14	09/18/13	—
Royal Bank of Scotland	CHF	13	USD	14	09/18/13	—
Royal Bank of Scotland	CHF	104	USD	113	09/18/13	1
Royal Bank of Scotland	CLP	1,000	USD	2	09/23/13	—
Royal Bank of Scotland	CLP	1,000	USD	2	09/23/13	—
Royal Bank of Scotland	CLP	1,000	USD	2	09/23/13	—
Royal Bank of Scotland	CLP	2,000	USD	4	09/23/13	—
Royal Bank of Scotland	CLP	2,000	USD	4	09/23/13	—
Royal Bank of Scotland	CLP	7,000	USD	14	09/23/13	—
Royal Bank of Scotland	CLP	10,000	USD	20	09/23/13	1
Royal Bank of Scotland	CLP	10,000	USD	20	09/23/13	—
Royal Bank of Scotland	CLP	14,000	USD	27	09/23/13	—
Royal Bank of Scotland	CLP	29,000	USD	58	09/23/13	2
Royal Bank of Scotland	CLP	30,000	USD	60	09/23/13	2
Royal Bank of Scotland	CLP	37,000	USD	73	09/23/13	2
Royal Bank of Scotland	CLP	80,000	USD	158	09/23/13	3
Royal Bank of Scotland	COP	380,000	USD	200	09/18/13	—
Royal Bank of Scotland	COP	550,000	USD	287	09/18/13	(1)
Royal Bank of Scotland	CZK	600	USD	31	09/18/13	—
Royal Bank of Scotland	CZK	800	USD	40	09/18/13	(1)
Royal Bank of Scotland	CZK	1,200	USD	61	09/18/13	(1)
Royal Bank of Scotland	CZK	1,500	USD	76	09/18/13	(1)
Royal Bank of Scotland	CZK	1,800	USD	91	09/18/13	(1)
Royal Bank of Scotland	CZK	1,800	USD	91	09/18/13	(1)
Royal Bank of Scotland	CZK	1,900	USD	97	09/18/13	(1)
Royal Bank of Scotland	CZK	5,100	USD	257	09/18/13	(5)

See accompanying notes which are an integral part of this quarterly report.

264	Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Royal Bank of Scotland	CZK	6,600	USD	331	09/18/13	(7)
Royal Bank of Scotland	CZK	6,900	USD	344	09/18/13	(10)
Royal Bank of Scotland	CZK	7,000	USD	351	09/18/13	(8)
Royal Bank of Scotland	CZK	42,800	USD	2,186	09/18/13	(9)
Royal Bank of Scotland	EUR	5,655	USD	7,401	08/02/13	(122)
Royal Bank of Scotland	EUR	1	USD	1	09/18/13	—
Royal Bank of Scotland	EUR	1	USD	1	09/18/13	—
Royal Bank of Scotland	EUR	2	USD	3	09/18/13	—
Royal Bank of Scotland	EUR	2	USD	3	09/18/13	—
Royal Bank of Scotland	EUR	3	USD	4	09/18/13	—
Royal Bank of Scotland	EUR	3	USD	4	09/18/13	—
Royal Bank of Scotland	EUR	3	USD	4	09/18/13	—
Royal Bank of Scotland	EUR	3	USD	4	09/18/13	—
Royal Bank of Scotland	EUR	7	USD	9	09/18/13	—
Royal Bank of Scotland	EUR	8	USD	11	09/18/13	—
Royal Bank of Scotland	EUR	8	USD	11	09/18/13	—
Royal Bank of Scotland	EUR	9	USD	12	09/18/13	—
Royal Bank of Scotland	EUR	10	USD	13	09/18/13	—
Royal Bank of Scotland	EUR	10	USD	13	09/18/13	—
Royal Bank of Scotland	EUR	70	USD	92	09/18/13	(2)
Royal Bank of Scotland	EUR	93	USD	122	09/18/13	(2)
Royal Bank of Scotland	EUR	427	USD	560	09/18/13	(8)
Royal Bank of Scotland	EUR	637	USD	817	09/18/13	(31)
Royal Bank of Scotland	EUR	638	USD	832	09/18/13	(16)
Royal Bank of Scotland	EUR	867	USD	1,142	09/18/13	(12)
Royal Bank of Scotland	EUR	931	USD	1,232	09/18/13	(7)
Royal Bank of Scotland	EUR	1,076	USD	1,405	09/18/13	(26)
Royal Bank of Scotland	EUR	1,237	USD	1,636	09/18/13	(10)
Royal Bank of Scotland	EUR	1,325	USD	1,769	09/18/13	6
Royal Bank of Scotland	EUR	1,446	USD	1,907	09/18/13	(17)
Royal Bank of Scotland	EUR	1,859	USD	2,389	09/18/13	(84)
Royal Bank of Scotland	EUR	4,116	USD	5,372	09/18/13	(105)
Royal Bank of Scotland	EUR	7,599	USD	9,976	09/18/13	(135)
Royal Bank of Scotland	GBP	13	USD	20	09/12/13	—
Royal Bank of Scotland	GBP	1	USD	2	09/18/13	—
Royal Bank of Scotland	GBP	1	USD	2	09/18/13	—
Royal Bank of Scotland	GBP	1	USD	2	09/18/13	—
Royal Bank of Scotland	GBP	3	USD	5	09/18/13	—
Royal Bank of Scotland	GBP	3	USD	5	09/18/13	—
Royal Bank of Scotland	GBP	3	USD	5	09/18/13	—
Royal Bank of Scotland	GBP	5	USD	8	09/18/13	—
Royal Bank of Scotland	GBP	14	USD	22	09/18/13	1
Royal Bank of Scotland	GBP	15	USD	24	09/18/13	1
Royal Bank of Scotland	GBP	34	USD	51	09/18/13	—
Royal Bank of Scotland	GBP	52	USD	81	09/18/13	2
Royal Bank of Scotland	GBP	153	USD	235	09/18/13	2
Royal Bank of Scotland	GBP	240	USD	362	09/18/13	(3)
Royal Bank of Scotland	GBP	257	USD	397	09/18/13	6
Royal Bank of Scotland	GBP	296	USD	451	09/18/13	1
Royal Bank of Scotland	GBP	307	USD	463	09/18/13	(3)
Royal Bank of Scotland	GBP	317	USD	496	09/18/13	14
Royal Bank of Scotland	GBP	333	USD	512	09/18/13	5
Royal Bank of Scotland	GBP	598	USD	902	09/18/13	(7)

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund	265

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Royal Bank of Scotland	GBP	602	USD	899	09/18/13	(17)
Royal Bank of Scotland	GBP	604	USD	909	09/18/13	(10)
Royal Bank of Scotland	GBP	612	USD	925	09/18/13	(6)
Royal Bank of Scotland	GBP	634	USD	971	09/18/13	7
Royal Bank of Scotland	GBP	790	USD	1,176	09/18/13	(25)
Royal Bank of Scotland	GBP	794	USD	1,208	09/18/13	—
Royal Bank of Scotland	GBP	835	USD	1,270	09/18/13	—
Royal Bank of Scotland	GBP	991	USD	1,511	09/18/13	4
Royal Bank of Scotland	GBP	1,299	USD	1,935	09/18/13	(40)
Royal Bank of Scotland	GBP	4,837	USD	7,449	09/18/13	92
Royal Bank of Scotland	HUF	4,000	USD	18	09/18/13	—
Royal Bank of Scotland	HUF	6,000	USD	27	09/18/13	—
Royal Bank of Scotland	HUF	7,000	USD	31	09/18/13	—
Royal Bank of Scotland	HUF	8,000	USD	35	09/18/13	—
Royal Bank of Scotland	HUF	10,000	USD	44	09/18/13	(1)
Royal Bank of Scotland	HUF	14,000	USD	61	09/18/13	(1)
Royal Bank of Scotland	HUF	15,000	USD	67	09/18/13	—
Royal Bank of Scotland	HUF	16,000	USD	73	09/18/13	2
Royal Bank of Scotland	HUF	42,000	USD	184	09/18/13	(2)
Royal Bank of Scotland	HUF	64,000	USD	283	09/18/13	—
Royal Bank of Scotland	HUF	72,000	USD	317	09/18/13	(1)
Royal Bank of Scotland	HUF	91,000	USD	394	09/18/13	(9)
Royal Bank of Scotland	IDR	300,000	USD	28	09/18/13	(1)
Royal Bank of Scotland	IDR	400,000	USD	38	09/18/13	(1)
Royal Bank of Scotland	IDR	400,000	USD	38	09/18/13	(1)
Royal Bank of Scotland	IDR	500,000	USD	49	09/18/13	1
Royal Bank of Scotland	IDR	700,000	USD	67	09/18/13	(1)
Royal Bank of Scotland	IDR	1,000,000	USD	95	09/18/13	(2)
Royal Bank of Scotland	IDR	1,700,000	USD	167	09/18/13	3
Royal Bank of Scotland	IDR	5,400,000	USD	535	09/18/13	13
Royal Bank of Scotland	ILS	10	USD	3	09/18/13	—
Royal Bank of Scotland	ILS	20	USD	5	09/18/13	—
Royal Bank of Scotland	ILS	30	USD	8	09/18/13	—
Royal Bank of Scotland	ILS	30	USD	8	09/18/13	—
Royal Bank of Scotland	ILS	50	USD	14	09/18/13	—
Royal Bank of Scotland	ILS	110	USD	30	09/18/13	(1)
Royal Bank of Scotland	ILS	150	USD	41	09/18/13	(1)
Royal Bank of Scotland	ILS	290	USD	79	09/18/13	(2)
Royal Bank of Scotland	ILS	290	USD	80	09/18/13	(2)
Royal Bank of Scotland	ILS	310	USD	86	09/18/13	—
Royal Bank of Scotland	ILS	310	USD	87	09/18/13	—
Royal Bank of Scotland	ILS	360	USD	99	09/18/13	(2)
Royal Bank of Scotland	ILS	560	USD	153	09/18/13	(4)
Royal Bank of Scotland	ILS	970	USD	264	09/18/13	(7)
Royal Bank of Scotland	ILS	1,300	USD	359	09/18/13	(6)
Royal Bank of Scotland	INR	1,000	USD	16	09/18/13	—
Royal Bank of Scotland	INR	1,000	USD	17	09/18/13	1
Royal Bank of Scotland	INR	3,000	USD	52	09/18/13	3
Royal Bank of Scotland	INR	3,000	USD	50	09/18/13	1
Royal Bank of Scotland	INR	3,000	USD	49	09/18/13	1
Royal Bank of Scotland	INR	4,000	USD	66	09/18/13	1
Royal Bank of Scotland	INR	5,000	USD	82	09/18/13	1
Royal Bank of Scotland	INR	6,000	USD	100	09/18/13	2

See accompanying notes which are an integral part of this quarterly report.

266	Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Royal Bank of Scotland	INR	6,000	USD	98	09/18/13	—
Royal Bank of Scotland	INR	6,000	USD	97	09/18/13	—
Royal Bank of Scotland	INR	7,000	USD	115	09/18/13	1
Royal Bank of Scotland	INR	8,000	USD	140	09/18/13	10
Royal Bank of Scotland	INR	9,000	USD	148	09/18/13	1
Royal Bank of Scotland	INR	10,000	USD	175	09/18/13	12
Royal Bank of Scotland	INR	18,000	USD	315	09/18/13	22
Royal Bank of Scotland	INR	27,000	USD	469	09/18/13	30
Royal Bank of Scotland	INR	32,000	USD	525	09/18/13	5
Royal Bank of Scotland	INR	39,000	USD	677	09/18/13	44
Royal Bank of Scotland	JPY	171	USD	2	09/18/13	—
Royal Bank of Scotland	JPY	277	USD	3	09/18/13	—
Royal Bank of Scotland	JPY	405	USD	4	09/18/13	—
Royal Bank of Scotland	JPY	421	USD	4	09/18/13	—
Royal Bank of Scotland	JPY	658	USD	7	09/18/13	—
Royal Bank of Scotland	JPY	888	USD	9	09/18/13	—
Royal Bank of Scotland	JPY	2,377	USD	24	09/18/13	—
Royal Bank of Scotland	JPY	3,198	USD	32	09/18/13	—
Royal Bank of Scotland	JPY	12,817	USD	130	09/18/13	(1)
Royal Bank of Scotland	JPY	13,879	USD	137	09/18/13	(4)
Royal Bank of Scotland	JPY	15,729	USD	161	09/18/13	1
Royal Bank of Scotland	JPY	16,990	USD	170	09/18/13	(3)
Royal Bank of Scotland	JPY	26,869	USD	273	09/18/13	(1)
Royal Bank of Scotland	JPY	42,027	USD	422	09/18/13	(7)
Royal Bank of Scotland	JPY	44,589	USD	446	09/18/13	(9)
Royal Bank of Scotland	JPY	58,827	USD	587	09/18/13	(14)
Royal Bank of Scotland	JPY	62,689	USD	644	09/18/13	3
Royal Bank of Scotland	JPY	72,492	USD	741	09/18/13	—
Royal Bank of Scotland	JPY	76,453	USD	781	09/18/13	—
Royal Bank of Scotland	JPY	79,798	USD	798	09/18/13	(17)
Royal Bank of Scotland	JPY	85,990	USD	858	09/18/13	(20)
Royal Bank of Scotland	JPY	90,902	USD	914	09/18/13	(15)
Royal Bank of Scotland	JPY	115,784	USD	1,158	09/18/13	(25)
Royal Bank of Scotland	JPY	143,477	USD	1,431	09/18/13	(35)
Royal Bank of Scotland	JPY	165,313	USD	1,653	09/18/13	(36)
Royal Bank of Scotland	JPY	2,153,802	USD	21,728	09/18/13	(275)
Royal Bank of Scotland	KRW	30,000	USD	26	09/23/13	(1)
Royal Bank of Scotland	KRW	40,000	USD	35	09/23/13	—
Royal Bank of Scotland	KRW	50,000	USD	43	09/23/13	(1)
Royal Bank of Scotland	KRW	50,000	USD	43	09/23/13	(1)
Royal Bank of Scotland	KRW	50,000	USD	43	09/23/13	(1)
Royal Bank of Scotland	KRW	100,000	USD	89	09/23/13	—
Royal Bank of Scotland	KRW	100,000	USD	88	09/23/13	—
Royal Bank of Scotland	KRW	140,000	USD	121	09/23/13	(3)
Royal Bank of Scotland	KRW	150,000	USD	132	09/23/13	(2)
Royal Bank of Scotland	KRW	180,000	USD	162	09/23/13	2
Royal Bank of Scotland	KRW	210,000	USD	181	09/23/13	(6)
Royal Bank of Scotland	KRW	220,000	USD	194	09/23/13	(1)
Royal Bank of Scotland	KRW	250,000	USD	219	09/23/13	(3)
Royal Bank of Scotland	KRW	310,000	USD	277	09/23/13	2
Royal Bank of Scotland	KRW	400,000	USD	353	09/23/13	(2)
Royal Bank of Scotland	KRW	460,000	USD	410	09/23/13	2
Royal Bank of Scotland	KRW	530,000	USD	467	09/23/13	(4)

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund	267

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Royal Bank of Scotland	MXN	100	USD	7	09/18/13	—
Royal Bank of Scotland	MXN	200	USD	16	09/18/13	—
Royal Bank of Scotland	MXN	300	USD	23	09/18/13	—
Royal Bank of Scotland	MXN	300	USD	23	09/18/13	—
Royal Bank of Scotland	MXN	400	USD	31	09/18/13	—
Royal Bank of Scotland	MXN	600	USD	46	09/18/13	(1)
Royal Bank of Scotland	MXN	700	USD	53	09/18/13	(1)
Royal Bank of Scotland	MXN	800	USD	61	09/18/13	(1)
Royal Bank of Scotland	MXN	900	USD	70	09/18/13	(1)
Royal Bank of Scotland	MXN	1,000	USD	78	09/18/13	—
Royal Bank of Scotland	MXN	1,100	USD	85	09/18/13	—
Royal Bank of Scotland	MXN	1,200	USD	93	09/18/13	—
Royal Bank of Scotland	MXN	1,200	USD	93	09/18/13	(1)
Royal Bank of Scotland	MXN	1,700	USD	127	09/18/13	(6)
Royal Bank of Scotland	MXN	2,500	USD	195	09/18/13	—
Royal Bank of Scotland	MXN	3,400	USD	262	09/18/13	(3)
Royal Bank of Scotland	MXN	3,700	USD	283	09/18/13	(5)
Royal Bank of Scotland	MXN	4,600	USD	360	09/18/13	1
Royal Bank of Scotland	MXN	5,500	USD	428	09/18/13	(1)
Royal Bank of Scotland	MYR	50	USD	16	09/18/13	—
Royal Bank of Scotland	MYR	50	USD	16	09/18/13	—
Royal Bank of Scotland	MYR	60	USD	19	09/18/13	1
Royal Bank of Scotland	MYR	110	USD	35	09/18/13	1
Royal Bank of Scotland	MYR	120	USD	37	09/18/13	—
Royal Bank of Scotland	MYR	130	USD	41	09/18/13	1
Royal Bank of Scotland	MYR	160	USD	52	09/18/13	3
Royal Bank of Scotland	MYR	170	USD	53	09/18/13	1
Royal Bank of Scotland	MYR	190	USD	59	09/18/13	1
Royal Bank of Scotland	MYR	250	USD	78	09/18/13	2
Royal Bank of Scotland	MYR	330	USD	102	09/18/13	1
Royal Bank of Scotland	MYR	360	USD	114	09/18/13	3
Royal Bank of Scotland	MYR	400	USD	125	09/18/13	2
Royal Bank of Scotland	MYR	550	USD	171	09/18/13	2
Royal Bank of Scotland	MYR	600	USD	185	09/18/13	1
Royal Bank of Scotland	MYR	680	USD	215	09/18/13	6
Royal Bank of Scotland	MYR	720	USD	223	09/18/13	2
Royal Bank of Scotland	MYR	820	USD	262	09/18/13	10
Royal Bank of Scotland	NOK	179	USD	30	09/18/13	—
Royal Bank of Scotland	NOK	400	USD	69	09/18/13	1
Royal Bank of Scotland	NOK	626	USD	102	09/18/13	(4)
Royal Bank of Scotland	NOK	1,395	USD	243	09/18/13	7
Royal Bank of Scotland	NOK	2,033	USD	333	09/18/13	(12)
Royal Bank of Scotland	NOK	2,144	USD	347	09/18/13	(17)
Royal Bank of Scotland	NOK	2,352	USD	406	09/18/13	8
Royal Bank of Scotland	NOK	2,379	USD	380	09/18/13	(23)
Royal Bank of Scotland	NOK	2,386	USD	392	09/18/13	(13)
Royal Bank of Scotland	NOK	2,420	USD	397	09/18/13	(12)
Royal Bank of Scotland	NOK	2,856	USD	470	09/18/13	(14)
Royal Bank of Scotland	NOK	3,135	USD	512	09/18/13	(19)
Royal Bank of Scotland	NOK	3,378	USD	552	09/18/13	(20)
Royal Bank of Scotland	NOK	3,732	USD	626	09/18/13	(6)
Royal Bank of Scotland	NOK	4,371	USD	740	09/18/13	(1)
Royal Bank of Scotland	NOK	4,771	USD	789	09/18/13	(20)

See accompanying notes which are an integral part of this quarterly report.

268	Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Royal Bank of Scotland	NOK	5,726	USD	943	09/18/13	(27)
Royal Bank of Scotland	NOK	6,497	USD	1,114	09/18/13	13
Royal Bank of Scotland	NOK	7,150	USD	1,216	09/18/13	4
Royal Bank of Scotland	NOK	7,245	USD	1,184	09/18/13	(43)
Royal Bank of Scotland	NZD	5	USD	4	09/18/13	—
Royal Bank of Scotland	NZD	31	USD	24	09/18/13	(1)
Royal Bank of Scotland	NZD	49	USD	39	09/18/13	—
Royal Bank of Scotland	NZD	101	USD	79	09/18/13	(1)
Royal Bank of Scotland	NZD	322	USD	259	09/18/13	3
Royal Bank of Scotland	NZD	385	USD	296	09/18/13	(11)
Royal Bank of Scotland	NZD	421	USD	326	09/18/13	(9)
Royal Bank of Scotland	NZD	443	USD	346	09/18/13	(7)
Royal Bank of Scotland	NZD	459	USD	354	09/18/13	(11)
Royal Bank of Scotland	NZD	489	USD	380	09/18/13	(10)
Royal Bank of Scotland	NZD	559	USD	440	09/18/13	(5)
Royal Bank of Scotland	NZD	592	USD	471	09/18/13	—
Royal Bank of Scotland	NZD	599	USD	462	09/18/13	(15)
Royal Bank of Scotland	NZD	755	USD	588	09/18/13	(13)
Royal Bank of Scotland	NZD	756	USD	582	09/18/13	(20)
Royal Bank of Scotland	NZD	789	USD	622	09/18/13	(6)
Royal Bank of Scotland	NZD	922	USD	739	09/18/13	5
Royal Bank of Scotland	NZD	934	USD	743	09/18/13	—
Royal Bank of Scotland	NZD	1,003	USD	797	09/18/13	(2)
Royal Bank of Scotland	NZD	1,067	USD	824	09/18/13	(25)
Royal Bank of Scotland	NZD	1,211	USD	974	09/18/13	10
Royal Bank of Scotland	NZD	2,066	USD	1,643	09/18/13	(1)
Royal Bank of Scotland	PHP	100	USD	2	09/18/13	—
Royal Bank of Scotland	PHP	400	USD	9	09/18/13	—
Royal Bank of Scotland	PHP	400	USD	9	09/18/13	—
Royal Bank of Scotland	PHP	500	USD	12	09/18/13	—
Royal Bank of Scotland	PHP	600	USD	14	09/18/13	—
Royal Bank of Scotland	PHP	800	USD	18	09/18/13	—
Royal Bank of Scotland	PHP	900	USD	21	09/18/13	—
Royal Bank of Scotland	PHP	1,300	USD	30	09/18/13	—
Royal Bank of Scotland	PHP	1,500	USD	35	09/18/13	1
Royal Bank of Scotland	PHP	1,800	USD	42	09/18/13	—
Royal Bank of Scotland	PHP	1,800	USD	42	09/18/13	1
Royal Bank of Scotland	PHP	2,300	USD	54	09/18/13	1
Royal Bank of Scotland	PHP	2,600	USD	61	09/18/13	1
Royal Bank of Scotland	PHP	2,600	USD	60	09/18/13	1
Royal Bank of Scotland	PHP	2,700	USD	63	09/18/13	1
Royal Bank of Scotland	PHP	5,100	USD	118	09/18/13	—
Royal Bank of Scotland	PHP	7,400	USD	170	09/18/13	—
Royal Bank of Scotland	PHP	7,500	USD	174	09/18/13	1
Royal Bank of Scotland	PHP	8,900	USD	205	09/18/13	—
Royal Bank of Scotland	PHP	13,200	USD	313	09/18/13	9
Royal Bank of Scotland	PLN	20	USD	6	09/18/13	—
Royal Bank of Scotland	PLN	90	USD	27	09/18/13	(1)
Royal Bank of Scotland	PLN	160	USD	48	09/18/13	(2)
Royal Bank of Scotland	PLN	220	USD	65	09/18/13	(3)
Royal Bank of Scotland	PLN	240	USD	72	09/18/13	(3)
Royal Bank of Scotland	PLN	290	USD	89	09/18/13	(1)
Royal Bank of Scotland	PLN	310	USD	92	09/18/13	(5)

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund	269

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Royal Bank of Scotland	PLN	350	USD	105	09/18/13	(5)
Royal Bank of Scotland	PLN	430	USD	130	09/18/13	(5)
Royal Bank of Scotland	PLN	480	USD	141	09/18/13	(8)
Royal Bank of Scotland	PLN	500	USD	151	09/18/13	(5)
Royal Bank of Scotland	PLN	600	USD	182	09/18/13	(5)
Royal Bank of Scotland	PLN	680	USD	202	09/18/13	(10)
Royal Bank of Scotland	PLN	1,190	USD	364	09/18/13	(7)
Royal Bank of Scotland	PLN	1,270	USD	386	09/18/13	(10)
Royal Bank of Scotland	PLN	1,800	USD	540	09/18/13	(22)
Royal Bank of Scotland	RUB	600	USD	18	09/18/13	—
Royal Bank of Scotland	RUB	600	USD	19	09/18/13	1
Royal Bank of Scotland	RUB	1,000	USD	30	09/18/13	—
Royal Bank of Scotland	RUB	1,000	USD	30	09/18/13	—
Royal Bank of Scotland	RUB	1,063	USD	32	09/18/13	—
Royal Bank of Scotland	RUB	1,100	USD	33	09/18/13	—
Royal Bank of Scotland	RUB	1,200	USD	36	09/18/13	—
Royal Bank of Scotland	RUB	1,700	USD	52	09/18/13	1
Royal Bank of Scotland	RUB	1,700	USD	52	09/18/13	1
Royal Bank of Scotland	RUB	1,808	USD	54	09/18/13	—
Royal Bank of Scotland	RUB	1,900	USD	57	09/18/13	—
Royal Bank of Scotland	RUB	2,100	USD	62	09/18/13	(1)
Royal Bank of Scotland	RUB	2,400	USD	71	09/18/13	(1)
Royal Bank of Scotland	RUB	2,800	USD	85	09/18/13	1
Royal Bank of Scotland	RUB	3,100	USD	93	09/18/13	—
Royal Bank of Scotland	RUB	3,600	USD	110	09/18/13	2
Royal Bank of Scotland	RUB	4,600	USD	143	09/18/13	4
Royal Bank of Scotland	RUB	8,200	USD	247	09/18/13	—
Royal Bank of Scotland	RUB	8,500	USD	264	09/18/13	9
Royal Bank of Scotland	RUB	8,800	USD	270	09/18/13	5
Royal Bank of Scotland	RUB	9,000	USD	271	09/18/13	—
Royal Bank of Scotland	RUB	15,300	USD	471	09/18/13	11
Royal Bank of Scotland	RUB	17,700	USD	535	09/18/13	3
Royal Bank of Scotland	RUB	19,100	USD	589	09/18/13	14
Royal Bank of Scotland	SEK	395	USD	58	09/18/13	(2)
Royal Bank of Scotland	SEK	753	USD	115	09/18/13	(1)
Royal Bank of Scotland	SEK	1,065	USD	163	09/18/13	(1)
Royal Bank of Scotland	SEK	1,225	USD	186	09/18/13	(2)
Royal Bank of Scotland	SEK	1,246	USD	187	09/18/13	(4)
Royal Bank of Scotland	SEK	1,425	USD	217	09/18/13	(1)
Royal Bank of Scotland	SEK	1,444	USD	214	09/18/13	(7)
Royal Bank of Scotland	SEK	1,444	USD	219	09/18/13	(2)
Royal Bank of Scotland	SEK	1,494	USD	223	09/18/13	(6)
Royal Bank of Scotland	SEK	1,751	USD	266	09/18/13	(2)
Royal Bank of Scotland	SEK	2,350	USD	349	09/18/13	(11)
Royal Bank of Scotland	SEK	2,408	USD	351	09/18/13	(18)
Royal Bank of Scotland	SEK	3,032	USD	456	09/18/13	(9)
Royal Bank of Scotland	SEK	4,245	USD	632	09/18/13	(19)
Royal Bank of Scotland	SEK	4,933	USD	727	09/18/13	(29)
Royal Bank of Scotland	SEK	5,209	USD	774	09/18/13	(24)
Royal Bank of Scotland	SEK	6,216	USD	931	09/18/13	(22)
Royal Bank of Scotland	SEK	7,553	USD	1,123	09/18/13	(34)
Royal Bank of Scotland	SGD	20	USD	16	09/18/13	—
Royal Bank of Scotland	SGD	50	USD	39	09/18/13	—

See accompanying notes which are an integral part of this quarterly report.

270	Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Royal Bank of Scotland	SGD	60	USD	48	09/18/13	—
Royal Bank of Scotland	SGD	60	USD	47	09/18/13	—
Royal Bank of Scotland	SGD	100	USD	79	09/18/13	1
Royal Bank of Scotland	SGD	120	USD	95	09/18/13	—
Royal Bank of Scotland	SGD	130	USD	102	09/18/13	—
Royal Bank of Scotland	SGD	150	USD	119	09/18/13	1
Royal Bank of Scotland	SGD	160	USD	127	09/18/13	1
Royal Bank of Scotland	SGD	290	USD	231	09/18/13	3
Royal Bank of Scotland	SGD	290	USD	226	09/18/13	(3)
Royal Bank of Scotland	SGD	330	USD	264	09/18/13	4
Royal Bank of Scotland	SGD	330	USD	259	09/18/13	(1)
Royal Bank of Scotland	SGD	360	USD	283	09/18/13	—
Royal Bank of Scotland	SGD	480	USD	378	09/18/13	1
Royal Bank of Scotland	SGD	480	USD	381	09/18/13	3
Royal Bank of Scotland	SGD	570	USD	452	09/18/13	4
Royal Bank of Scotland	SGD	700	USD	552	09/18/13	1
Royal Bank of Scotland	TRY	10	USD	5	09/18/13	—
Royal Bank of Scotland	TRY	20	USD	10	09/18/13	—
Royal Bank of Scotland	TRY	50	USD	26	09/18/13	1
Royal Bank of Scotland	TRY	80	USD	43	09/18/13	2
Royal Bank of Scotland	TRY	150	USD	77	09/18/13	—
Royal Bank of Scotland	TRY	200	USD	104	09/18/13	1
Royal Bank of Scotland	TRY	210	USD	110	09/18/13	3
Royal Bank of Scotland	TRY	310	USD	164	09/18/13	6
Royal Bank of Scotland	TRY	310	USD	157	09/18/13	(2)
Royal Bank of Scotland	TRY	420	USD	219	09/18/13	4
Royal Bank of Scotland	TRY	500	USD	256	09/18/13	—
Royal Bank of Scotland	TRY	510	USD	267	09/18/13	6
Royal Bank of Scotland	TRY	560	USD	298	09/18/13	11
Royal Bank of Scotland	TRY	600	USD	312	09/18/13	5
Royal Bank of Scotland	TRY	1,230	USD	647	09/18/13	17
Royal Bank of Scotland	TWD	200	USD	7	09/18/13	—
Royal Bank of Scotland	TWD	500	USD	17	09/18/13	—
Royal Bank of Scotland	TWD	600	USD	20	09/18/13	—
Royal Bank of Scotland	TWD	700	USD	24	09/18/13	—
Royal Bank of Scotland	TWD	1,600	USD	53	09/18/13	—
Royal Bank of Scotland	TWD	1,800	USD	60	09/18/13	—
Royal Bank of Scotland	TWD	2,400	USD	80	09/18/13	—
Royal Bank of Scotland	TWD	3,200	USD	107	09/18/13	—
Royal Bank of Scotland	TWD	3,300	USD	111	09/18/13	1
Royal Bank of Scotland	TWD	3,400	USD	115	09/18/13	2
Royal Bank of Scotland	TWD	3,400	USD	114	09/18/13	—
Royal Bank of Scotland	TWD	4,900	USD	164	09/18/13	—
Royal Bank of Scotland	TWD	6,000	USD	201	09/18/13	1
Royal Bank of Scotland	TWD	8,200	USD	274	09/18/13	1
Royal Bank of Scotland	TWD	12,600	USD	422	09/18/13	1
Royal Bank of Scotland	TWD	13,100	USD	437	09/18/13	—
Royal Bank of Scotland	TWD	13,100	USD	438	09/18/13	1
Royal Bank of Scotland	TWD	41,700	USD	1,399	09/18/13	8
Royal Bank of Scotland	ZAR	200	USD	20	09/18/13	—
Royal Bank of Scotland	ZAR	300	USD	30	09/18/13	—
Royal Bank of Scotland	ZAR	400	USD	40	09/18/13	—
Royal Bank of Scotland	ZAR	800	USD	80	09/18/13	—

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund	271

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Royal Bank of Scotland	ZAR	900	USD	91	09/18/13	—
Royal Bank of Scotland	ZAR	1,000	USD	100	09/18/13	(1)
Royal Bank of Scotland	ZAR	1,100	USD	111	09/18/13	—
Royal Bank of Scotland	ZAR	1,900	USD	191	09/18/13	(1)
Royal Bank of Scotland	ZAR	27,200	USD	2,695	09/18/13	(44)
State Street	USD	184	CHF	171	08/02/13	1
State Street	USD	298	CHF	276	08/02/13	—
State Street	USD	26	EUR	20	09/23/13	—
State Street	USD	53	EUR	40	09/23/13	—
State Street	USD	53	EUR	40	09/24/13	—
State Street	USD	1,063	EUR	800	11/18/13	2
State Street	USD	31	GBP	20	11/18/13	—
State Street	USD	63	GBP	40	11/19/13	(2)
State Street	USD	92	GBP	60	11/19/13	(1)
State Street	USD	2,000	JPY	198,438	08/21/13	27
State Street	USD	5,000	JPY	504,185	08/21/13	150
State Street	USD	5,000	JPY	511,340	08/21/13	223
State Street	USD	7,000	JPY	706,713	08/21/13	219
State Street	USD	8,000	JPY	825,052	08/21/13	427
State Street	USD	8,000	JPY	806,456	08/21/13	238
State Street	USD	191	JPY	18,700	01/21/14	1
State Street	USD	173	JPY	17,000	01/22/14	1
State Street	CHF	170	USD	183	09/26/13	(1)
State Street	CHF	280	USD	303	09/26/13	—
State Street	EUR	5	USD	7	08/02/13	—
State Street	EUR	20	USD	26	09/23/13	—
State Street	EUR	40	USD	53	09/23/13	(1)
State Street	EUR	680	USD	907	09/23/13	2
State Street	EUR	60	USD	78	09/24/13	(2)
State Street	EUR	530	USD	697	09/24/13	(8)
State Street	EUR	1,170	USD	1,552	09/24/13	(5)
State Street	EUR	20	USD	26	09/25/13	—
State Street	EUR	20	USD	26	09/25/13	(1)
State Street	EUR	40	USD	53	09/25/13	(1)
State Street	EUR	420	USD	551	09/25/13	(8)
State Street	EUR	90	USD	119	09/27/13	(1)
State Street	EUR	1,000	USD	1,300	09/27/13	(30)
State Street	EUR	800	USD	1,059	11/18/13	(6)
State Street	EUR	120	USD	155	11/19/13	(5)
State Street	EUR	1,800	USD	2,387	11/19/13	(9)
State Street	EUR	190	USD	250	01/21/14	(3)
State Street	EUR	450	USD	592	01/22/14	(7)
State Street	GBP	182	USD	278	09/27/13	2
State Street	GBP	250	USD	384	09/27/13	4
State Street	GBP	130	USD	202	11/18/13	4
State Street	GBP	50	USD	76	11/19/13	—
State Street	GBP	700	USD	1,092	11/19/13	27
State Street	JPY	396,782	USD	3,900	08/21/13	(153)
State Street	JPY	475,120	USD	5,000	08/21/13	147
State Street	JPY	572,874	USD	6,000	08/21/13	148
State Street	JPY	794,224	USD	8,000	08/21/13	(113)
State Street	JPY	1,010,600	USD	10,000	08/21/13	(323)
State Street	JPY	8,796,293	USD	86,375	08/21/13	(3,474)

See accompanying notes which are an integral part of this quarterly report.

272	Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

State Street	JPY	33,000	USD	338	09/27/13	1
State Street	JPY	18,700	USD	189	01/21/14	(2)
State Street	JPY	17,000	USD	172	01/22/14	(2)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(3,381)

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund	273

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts
Counterparty	Notional Amount		Fund Receives	Fund Pays	Termination Date	Fair Value $

Bank of America	BRL	3,300	8.940%	Brazil Interbank Deposit Rate	01/02/17	(50)
Credit Suisse	BRL	8,200	8.935%	Brazil Interbank Deposit Rate	01/02/17	(122)
Credit Suisse	AUD	6,000	Six Month BBSW	3.750%	06/25/18	(88)
Credit Suisse	AUD	5,500	3.750%	Six Month BBSW	03/15/23	(160)
Credit Suisse	GBP	1,400	Six Month LIBOR	3.000%	03/21/23	59
Credit Suisse	USD	2,200	3.000%	Three Month LIBOR	03/21/23	(105)
Credit Suisse	AUD	1,400	4.000%	Six Month BBSW	12/11/23	(30)
Credit Suisse	USD	1,400	Three Month LIBOR	2.500%	12/18/23	56
Credit Suisse	JPY	342,000	Six Month LIBOR	1.500%	06/19/28	(29)
HSBC	BRL	2,600	8.950%	Brazil Interbank Deposit Rate	01/02/17	(39)

Total Fair Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - ( $145) (å)						(508)

Credit Default Swap Contracts
Credit Indices
Reference Entity	Counterparty	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Fair Value $

iTraxx Europe Index	JPMorgan Chase	EUR	3,750	(1.000%)	12/20/17	(21)

Total Fair Value on Open Credit Default Swap Contracts Premiums Paid (Received) - $73 (å)						(21)

See accompanying notes which are an integral part of this quarterly report.

274	Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Presentation of Portfolio Holdings — July 31, 2013 (Unaudited)

Amounts in thousands

	Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Long-Term Investments
Asset-Backed Securities	$—	$6,241	$235	$6,476
Corporate Bonds and Notes	—	57,683	3,693	61,376
International Debt	—	11,903	—	11,903
Loan Agreements	—	23,091	—	23,091
Mortgage-Backed Securities	—	16,780	—	16,780
Municipal Bonds	—	3,446	1,317	4,763
Non-US Bonds	—	13,005	—	13,005
United States Government Treasuries	—	10,879	—	10,879
Common Stocks
Consumer Discretionary	20,550	—	—	20,550
Consumer Staples	815	—	—	815
Energy	17,021	—	—	17,021
Financial Services	72,231	—	—	72,231
Health Care	10,608	—	—	10,608
Materials and Processing	19,172	—	—	19,172
Producer Durables	5,456	—	—	5,456
Technology	20,335	—	—	20,335
Utilities	13,948	—	—	13,948
Investments in Other Funds	1,619	—	—	1,619
Preferred Stocks	1,932	—	—	1,932
Options Purchased	33,899	534	—	34,433
Warrants & Rights	218	—	—	218
Short-Term Investments	—	451,037	—	451,037

Total Investments	217,804	594,599	5,245	817,648

Securities Sold Short*
Common Stock	(30,542)	—	—	(30,542)
Investments in Other Funds	(7,485)	—	—	(7,485)
Other Financial Instruments
Futures Contracts	2,212	—	—	2,212
Options Written	(12,393)	(121)	—	(12,514)
Foreign Currency Exchange Contracts	1	(3,382)	—	(3,381)
Interest Rate Swap Contracts	—	(363)	—	(363)
Credit Default Swap Contracts	—	(94)	—	(94)

Total Other Financial Instruments**	$(10,180)	$(3,960)	$—	$(14,140)

*	Refer to Schedule of Investments for detailed sector breakout.
**	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Reports.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2013, see note 2 in the Notes to Quarterly Reports.

Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ending July 31, 2013 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund	275

Russell Investment Company

Russell Strategic Call Overwriting Fund

Schedule of Investments — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Common Stocks - 90.3%
Consumer Discretionary -12.7%
Aaron’s, Inc. Class A	813	23
Abercrombie & Fitch Co. Class A	705	35
Advance Auto Parts, Inc.	242	20
Amazon.com, Inc. (Æ)	2,145	646
AMC Networks, Inc. Class A (Æ)	208	14
Apollo Group, Inc. Class A (Æ)	942	17
Ascena Retail Group, Inc. (Æ)	2,028	39
AutoNation, Inc. (Æ)	793	38
Avon Products, Inc.	3,858	88
Bally Technologies, Inc. (Æ)	834	60
Best Buy Co., Inc.	2,196	66
Big Lots, Inc. (Æ)	981	35
Cablevision Systems Corp. Class A	2,094	39
CarMax, Inc. (Æ)	2,143	105
Carter’s, Inc.	1,246	89
Charter Communications, Inc. Class A (Æ)	238	30
Choice Hotels International, Inc.	717	30
Cinemark Holdings, Inc.	781	23
Comcast Corp. Class A (Æ)	15,330	691
Costco Wholesale Corp.	3,082	361
Darden Restaurants, Inc.	1,646	81
DIRECTV (Æ)	4,121	261
Dollar General Corp. (Æ)	2,083	114
DR Horton, Inc.	2,712	54
DreamWorks Animation SKG, Inc. Class A (Æ)	725	18
DSW, Inc. Class A	479	36
Dunkin’ Brands Group, Inc.	958	41
eBay, Inc. (Æ)	6,241	323
Expedia, Inc.	692	33
Family Dollar Stores, Inc.	1,048	72
Ford Motor Co.	23,278	393
Fortune Brands Home & Security, Inc.	621	26
Fossil Group, Inc. (Æ)	397	44
GameStop Corp. Class A	1,714	84
Gannett Co., Inc.	2,937	76
General Motors Co. (Æ)	2,425	87
Gentex Corp.	1,627	37
Goodyear Tire & Rubber Co. (The) (Æ)	2,724	50
H&R Block, Inc.	2,631	83
Harman International Industries, Inc.	482	29
Hasbro, Inc.	1,950	90
Home Depot, Inc. (☐)	8,950	707
International Game Technology	2,651	49
Interpublic Group of Cos., Inc. (The)	3,532	58
ITT Educational Services, Inc. (Æ)	191	5
JC Penney Co., Inc. (Æ)	1,168	17
Lamar Advertising Co. Class A (Æ)	451	20
Lear Corp.	1,437	99
Leggett & Platt, Inc.	680	21
Lennar Corp. Class A	1,991	67
Liberty Media Corp. - Interactive (Æ)	2,762	68
Madison Square Garden Co. (The) Class A (Æ)	323	19

	Principal Amount ($) or Shares	Fair Value $

McDonald’s Corp.	5,971	586
Michael Kors Holdings, Ltd. (Æ)	481	32
Netflix, Inc. (Æ)	367	90
Newell Rubbermaid, Inc.	1,515	41
News Corp. Class A	3,123	50
Nielsen Holdings NV	237	8
Nike, Inc. Class B	4,702	296
Nu Skin Enterprises, Inc. Class A	284	24
Pandora Media, Inc. (Æ)	937	17
PulteGroup, Inc.	2,943	49
PVH Corp.	797	105
Regal Entertainment Group Class A	1,672	31
Sally Beauty Holdings, Inc. (Æ)	1,330	41
Scripps Networks Interactive, Inc. Class A	1,021	72
Starbucks Corp.	4,137	295
Target Corp.	4,846	345
Tempur Sealy International, Inc. (Æ)	219	9
Tesla Motors, Inc. (Æ)	209	28
Tiffany & Co.	1,156	92
Time Warner, Inc.	6,059	377
TJX Cos., Inc.	5,458	284
TripAdvisor, Inc. (Æ)	769	58
Urban Outfitters, Inc. (Æ)	1,573	67
Visteon Corp. (Æ)	226	15
Wal-Mart Stores, Inc.	9,080	708
Walt Disney Co. (The) (☐)	10,256	663
Washington Post Co. (The) Class B	66	35
Whirlpool Corp.	556	74
Wyndham Worldwide Corp.	1,962	122

		10,225

Consumer Staples - 8.0%
Altria Group, Inc.	14,720	516
Bunge, Ltd.	647	49
Campbell Soup Co.	3,540	166
Coca-Cola Co. (The) (☐)	22,028	883
Colgate-Palmolive Co.	6,052	362
Constellation Brands, Inc. Class A (Æ)	969	50
CVS Caremark Corp.	7,136	439
GNC Holdings, Inc. Class A	545	29
Green Mountain Coffee Roasters, Inc. (Æ)	268	21
Herbalife, Ltd.	359	24
Hillshire Brands Co.	755	27
Hormel Foods Corp.	3,024	128
Kimberly-Clark Corp.	2,919	288
Kraft Foods Group, Inc. (Æ)	3,862	219
Molson Coors Brewing Co. Class B	1,487	74
Mondelez International, Inc. Class A	10,761	336
PepsiCo, Inc. (☐)	9,581	800
Philip Morris International, Inc. (☐)	9,049	807
Procter & Gamble Co. (The) (☐)	14,110	1,133
Safeway, Inc.	2,324	60
Tyson Foods, Inc. Class A	2,568	71

		6,482

276	Russell Strategic Call Overwriting Fund

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Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Energy - 9.3%
Anadarko Petroleum Corp.	3,508	311
Apache Corp.	3,229	259
Cheniere Energy, Inc. (Æ)	1,236	35
Chevron Corp. (☐)	11,310	1,424
Cobalt International Energy, Inc. (Æ)	440	13
ConocoPhillips	9,268	601
CONSOL Energy, Inc.	1,754	54
Denbury Resources, Inc. (Æ)	5,120	90
Diamond Offshore Drilling, Inc.	1,121	76
EXCO Resources, Inc.	1,654	14
Exxon Mobil Corp.	24,374	2,285
First Solar, Inc. (Æ)	501	25
Halliburton Co.	7,617	344
Helmerich & Payne, Inc.	1,227	78
HollyFrontier Corp.	948	43
Kosmos Energy, Ltd. (Æ)	1,026	11
Nabors Industries, Ltd.	4,749	73
National Oilwell Varco, Inc.	2,857	200
Newfield Exploration Co. (Æ)	1,388	34
Occidental Petroleum Corp.	5,447	485
Peabody Energy Corp.	1,825	30
QEP Resources, Inc.	1,612	49
Rowan Companies PLC (Æ)	1,570	54
Schlumberger, Ltd. (☐)	8,398	683
SM Energy Co.	493	34
Superior Energy Services, Inc. (Æ)	1,913	49
Tesoro Corp.	1,113	63
Ultra Petroleum Corp. (Æ)	832	18
Whiting Petroleum Corp. (Æ)	1,117	58
WPX Energy, Inc. (Æ)	2,077	40

		7,533

Financial Services - 17.1%
Affiliated Managers Group, Inc. (Æ)	867	156
Alliance Data Systems Corp. (Æ)	375	74
American Campus Communities, Inc. (ö)	1,297	50
American Capital Agency Corp. (ö)	1,397	31
American Express Co. (☐)	8,212	606
American International Group, Inc.	8,770	399
Apartment Investment & Management Co. Class A (ö)	2,311	68
Ares Capital Corp.	3,489	62
Assurant, Inc.	1,255	68
Bank of America Corp. (☐)	57,159	834
Berkshire Hathaway, Inc. Class B (Æ)(☐)	10,016	1,161
CapitalSource, Inc.	2,125	26
CBRE Group, Inc. Class A (Æ)	3,976	92
Chimera Investment Corp. (ö)	2,226	7
Cincinnati Financial Corp.	4,053	199
Citigroup, Inc. (☐)	15,471	807
Comerica, Inc.	2,923	124
DDR Corp. (ö)	6,591	113
Digital Realty Trust, Inc. (ö)	593	33
Duke Realty Corp. (ö)	4,212	69

	Principal Amount ($) or Shares	Fair Value $

Dun & Bradstreet Corp. (The)	393	41
E*Trade Financial Corp. (Æ)	4,055	60
Eaton Vance Corp.	3,867	156
Equifax, Inc.	1,139	72
Federal Realty Investment Trust (ö)	1,153	121
Federated Investors, Inc. Class B	2,001	58
Fidelity National Financial, Inc. Class A	4,096	100
Fidelity National Information Services, Inc.	2,319	100
First Horizon National Corp.	3,802	47
Fotex Holding SE (Æ)	12,491	373
Genworth Financial, Inc. Class A (Æ)	4,514	59
Goldman Sachs Group, Inc. (The)	2,678	439
Hudson City Bancorp, Inc.	5,916	57
Huntington Bancshares, Inc.	11,657	100
JPMorgan Chase & Co. (☐)	19,843	1,106
Kilroy Realty Corp. (ö)	1,430	75
Legg Mason, Inc.	2,165	74
Lender Processing Services, Inc.	708	23
Leucadia National Corp.	2,584	69
Lincoln National Corp.	3,179	132
Macerich Co. (The) (ö)	1,138	71
Mastercard, Inc. Class A	658	402
MBIA, Inc. (Æ)	504	7
MetLife, Inc.	6,782	328
NASDAQ OMX Group, Inc. (The)	2,333	76
NYSE Euronext	3,004	127
Old Republic International Corp.	1,160	17
People’s United Financial, Inc.	6,651	100
Plum Creek Timber Co., Inc. (ö)	2,000	98
Raymond James Financial, Inc.	1,908	84
Realty Income Corp. (ö)	1,467	64
RenaissanceRe Holdings, Ltd.	1,137	99
SEI Investments Co.	2,715	86
Simon Property Group, Inc. (ö)	2,569	411
SL Green Realty Corp. (ö)	803	73
StanCorp Financial Group, Inc.	420	22
Synovus Financial Corp.	8,193	27
Taubman Centers, Inc. (ö)	1,240	91
TD Ameritrade Holding Corp.	4,432	120
Torchmark Corp.	2,123	151
Total System Services, Inc.	2,598	71
Unum Group	6,038	191
US Bancorp	13,270	495
Visa, Inc. Class A	3,172	561
Waddell & Reed Financial, Inc. Class A	2,936	150
Weingarten Realty Investors (ö)	2,356	74
Wells Fargo & Co.	29,465	1,282
WR Berkley Corp.	1,829	77
XL Group PLC Class A	3,586	112
Zions Bancorporation	4,152	123

		13,831

Health Care - 11.1%
Abbott Laboratories	8,513	312
AbbVie, Inc.	8,513	387
Aetna, Inc.	770	49

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Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Allscripts Healthcare Solutions, Inc. (Æ)	993	16
Amgen, Inc.	4,568	495
Baxter International, Inc.	4,204	307
Biogen Idec, Inc. (Æ)	1,744	380
Bristol-Myers Squibb Co.	9,054	391
Bruker Corp. (Æ)	746	13
CareFusion Corp. (Æ)	2,178	84
Catamaran Corp. (Æ)	762	40
Dentsply International, Inc.	2,494	107
Eli Lilly & Co.	6,412	341
Express Scripts Holding Co. (Æ)	4,536	297
Gilead Sciences, Inc. (Æ)	8,082	497
HCA Holdings, Inc.	842	33
Health Net, Inc. (Æ)	409	13
Henry Schein, Inc. (Æ)	1,290	134
Hill-Rom Holdings, Inc.	428	16
Hospira, Inc. (Æ)	1,347	55
IDEXX Laboratories, Inc. (Æ)	612	60
Incyte Corp., Ltd. (Æ)	500	12
Johnson & Johnson (☐)	15,478	1,447
Medivation, Inc. (Æ)	424	25
Medtronic, Inc.	8,389	463
Merck & Co., Inc. (☐)	16,419	791
Myriad Genetics, Inc. (Æ)	401	12
Patterson Cos., Inc.	2,093	86
PerkinElmer, Inc.	2,794	95
Pfizer, Inc. (☐)	40,711	1,190
Regeneron Pharmaceuticals, Inc. (Æ)	453	122
ResMed, Inc.	905	43
Sirona Dental Systems, Inc. (Æ)	468	33
Tenet Healthcare Corp. (Æ)	1,398	62
United Therapeutics Corp. (Æ)	369	28
UnitedHealth Group, Inc.	6,346	462
Varian Medical Systems, Inc. (Æ)	1,286	93
Warner Chilcott PLC Class A	499	11

		9,002

Materials and Processing - 3.2%
Airgas, Inc.	844	87
Albemarle Corp.	615	38
Allegheny Technologies, Inc.	1,360	37
Ball Corp.	2,047	92
Bemis Co., Inc.	1,486	61
Cabot Corp.	555	23
Commercial Metals Co.	1,364	21
Domtar Corp.	329	23
Dow Chemical Co. (The)	7,301	256
EI du Pont de Nemours & Co.	5,841	337
FMC Corp.	1,611	107
Freeport-McMoRan Copper & Gold, Inc.	6,025	170
Huntsman Corp.	1,323	24
International Flavors & Fragrances, Inc.	861	69
Kronos Worldwide, Inc.	478	8
Lennox International, Inc.	252	18

	Principal Amount ($) or Shares	Fair Value $

Masco Corp.	3,011	62
MeadWestvaco Corp.	1,933	71
Molycorp, Inc. (Æ)	3,603	27
Monsanto Co.	3,711	367
Owens-Illinois, Inc. (Æ)	1,379	41
Packaging Corp. of America	995	54
Praxair, Inc.	2,502	301
Reliance Steel & Aluminum Co.	589	41
Rockwood Holdings, Inc.	821	56
Sealed Air Corp.	1,407	38
Southern Copper Corp.	1,575	41
Steel Dynamics, Inc.	1,639	25
Tahoe Resources, Inc. (Æ)	1,671	25
United States Steel Corp.	1,624	28
Vulcan Materials Co.	817	39

		2,587

Producer Durables - 9.8%
3M Co.	4,620	543
Accenture PLC Class A	3,913	289
AGCO Corp.	898	51
Allison Transmission Holdings, Inc.	500	12
Ametek, Inc.	1,493	69
Avery Dennison Corp.	1,187	53
Boeing Co. (The)	4,758	500
Booz Allen Hamilton Holding Corp. Class A	65	1
Caterpillar, Inc.	4,430	367
Chicago Bridge & Iron Co. NV	461	28
Cintas Corp.	1,276	61
Copa Holdings SA Class A	52	7
Delta Air Lines, Inc.	1,496	32
Emerson Electric Co.	6,226	382
Flir Systems, Inc.	1,971	64
Flowserve Corp.	2,703	153
GATX Corp.	511	23
General Cable Corp.	830	26
General Electric Co. (☐)	53,459	1,303
Genpact, Ltd.	676	14
GrafTech International, Ltd. (Æ)	858	6
Harsco Corp.	1,543	40
Honeywell International, Inc.	5,476	454
IDEX Corp.	2,248	134
IHS, Inc. Class A (Æ)	144	16
Iron Mountain, Inc.	1,867	52
Jacobs Engineering Group, Inc. (Æ)	2,018	119
Joy Global, Inc.	1,124	56
Kennametal, Inc.	1,039	45
L-3 Communications Holdings, Inc.	1,630	152
Matson, Inc.	892	25
Mettler-Toledo International, Inc. (Æ)	508	112
Navistar International Corp. (Æ)	312	11
Oshkosh Corp. (Æ)	638	29
Pall Corp.	1,518	106
Pitney Bowes, Inc.	2,023	33
Quanta Services, Inc. (Æ)	1,940	52
Robert Half International, Inc.	1,651	62

278	Russell Strategic Call Overwriting Fund

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Russell Strategic Call Overwriting Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Rockwell Collins, Inc.	1,972	140
RR Donnelley & Sons Co.	1,424	27
Ryder System, Inc.	494	31
Snap-on, Inc.	769	73
Southwest Airlines Co.	4,139	57
Teekay Corp.	526	21
Textron, Inc.	2,227	61
Tidewater, Inc.	344	20
TransDigm Group, Inc.	332	48
Trimble Navigation, Ltd. (Æ)	1,732	49
Union Pacific Corp.	3,294	522
United Parcel Service, Inc. Class B	5,379	467
United Technologies Corp.	5,616	593
URS Corp.	512	24
Waters Corp. (Æ)	1,678	169
WESCO International, Inc. (Æ)	875	66
Xylem, Inc.	2,411	60

		7,910

Technology - 13.8%
Advanced Micro Devices, Inc. (Æ)	5,010	19
Akamai Technologies, Inc. (Æ)	1,200	57
Ansys, Inc. (Æ)	309	25
AOL, Inc.	413	15
Apple, Inc. (☐)	4,629	2,095
Avago Technologies, Ltd. Class A	839	31
Avnet, Inc.	1,478	56
BMC Software, Inc. (Æ)	2,129	98
Cadence Design Systems, Inc. (Æ)	4,432	65
Cisco Systems, Inc. (☐)	27,749	709
Computer Sciences Corp.	949	45
Cree, Inc. (Æ)	576	40
Electronic Arts, Inc. (Æ)	3,031	79
EMC Corp.	12,547	328
Facebook, Inc. Class A (Æ)	275	10
Fairchild Semiconductor International, Inc. Class A (Æ)	2,302	29
Fortinet, Inc. (Æ)	757	16
Freescale Semiconductor, Ltd. (Æ)	543	9
Google, Inc. Class A (Æ)(☐)	1,356	1,204
Harris Corp.	1,332	76
Hewlett-Packard Co.	10,709	275
IAC/InterActiveCorp	410	21
Informatica Corp. (Æ)	531	20
Intel Corp. (☐)	26,046	607
International Business Machines Corp. (☐)	5,487	1,070
Jabil Circuit, Inc.	2,062	47
JDS Uniphase Corp. (Æ)	3,969	58
Lam Research Corp. (Æ)	1,621	80
Linear Technology Corp.	4,274	173
LinkedIn Corp. Class A (Æ)	183	37
LSI Corp.	5,065	39
Marvell Technology Group, Ltd.	1,954	25
Maxim Integrated Products, Inc.	1,820	52
Microchip Technology, Inc.	2,564	102
Micron Technology, Inc. (Æ)	7,807	103

	Principal Amount ($) or Shares		Fair Value $

Microsoft Corp. (☐)		40,184	1,279
Molex, Inc.		2,768	83
NetSuite, Inc. (Æ)		320	30
NeuStar, Inc. Class A (Æ)		844	47
Oracle Corp. (☐)		21,559	697
QUALCOMM, Inc. (☐)		9,380	606
Riverbed Technology, Inc. (Æ)		485	8
SAIC, Inc.		3,603	55
SBA Communications Corp. Class A (Æ)		1,440	107
Seagate Technology PLC		1,208	49
Skyworks Solutions, Inc. (Æ)		674	16
SolarWinds, Inc. (Æ)		314	11
Splunk, Inc. (Æ)		453	23
Teradyne, Inc. (Æ)		2,531	42
Texas Instruments, Inc.		7,670	301
VeriSign, Inc. (Æ)		1,322	63
Vishay Intertechnology, Inc. (Æ)		1,240	18
VMware, Inc. Class A (Æ)		362	30
Zynga, Inc. Class A (Æ)		1,760	5

			11,185

Utilities - 5.3%
AGL Resources, Inc.		1,337	61
Ameren Corp.		4,785	171
AT&T, Inc.		31,304	1,104
Calpine Corp. (Æ)		2,233	45
CMS Energy Corp.		8,171	229
Duke Energy Corp.		5,053	359
Exelon Corp.		5,956	182
Frontier Communications Corp.		4,965	22
Integrys Energy Group, Inc.		1,111	70
NII Holdings, Inc. (Æ)		544	4
NiSource, Inc.		5,272	162
NRG Energy, Inc.		2,835	76
Pepco Holdings, Inc.		4,275	88
Pinnacle West Capital Corp.		2,955	174
Questar Corp.		2,916	69
SCANA Corp.		3,235	168
Southern Co.		8,452	379
TECO Energy, Inc.		7,299	129
Verizon Communications, Inc.		15,910	787
Windstream Corp.		3,118	26

			4,305

Total Common Stocks (cost $61,648)			73,060

		Notional Amount
Options Purchased - 1.1%
(Number of Contracts)
SPX Volatility Index Futures (CBOE)
Oct 2013 20.00 Call (330)	USD	33	36
Oct 2013 25.00 Call (390)	USD	39	22

Russell Strategic Call Overwriting Fund	279

Russell Investment Company

Russell Strategic Call Overwriting Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Notional Amount			Fair Value $

Nov 2013 21.00 Call (330)	USD	33		44
Nov 2013 25.00 Call (390)	USD	39		32

Dec 2013 23.00 Call (130)	USD	13		16

Dec 2013 28.00 Call (390)	USD	39		25
Sep 2013 15.00 Put (200)	USD	20		25
Sep 2013 16.00 Put (260)	USD	26		51
Sep 2013 21.00 Put (400)	USD	40		248
Oct 2013 16.00 Put (130)	USD	13		23
Oct 2013 17.00 Put (330)	USD	33		78
Nov 2013 18.00 Put (260)	USD	26		76
Aug 2013 18.00 Put (400)	USD	40		176

Total Options Purchased (cost $760)				852

	Principal Amount ($) or Shares
Short-Term Investments - 11.6%
Russell U.S. Cash Management Fund		9,362,720	(¥)	9,363

Total Short-Term Investments (cost $9,363)				9,363

Total Investments - 103.0% (identified cost $71,771)				83,275

Other Assets and Liabilities, Net - (3.0%)				(2,403)

Net Assets - 100.0%				80,872

See accompanying notes which are an integral part of this quarterly report.

280	Russell Strategic Call Overwriting Fund

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Russell Strategic Call Overwriting Fund

Schedule of Investments, continued — July 31, 2013 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
S&P 500 E-Mini Index Futures (CME)	71	USD 5,966	09/13	(31)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)				(31)

Options Written	Call/Put	Number of Contracts	Strike Price	Notional Amount		Expiration Date	Fair Value $

S&P 500 Index	Call	20	1670.00	USD	2	08/02/13	(44)
S&P 500 Index	Call	50	1675.00	USD	5	08/02/13	(91)
S&P 500 Index	Call	25	1685.00	USD	3	08/02/13	(32)
S&P 500 Index	Call	50	1675.00	USD	5	08/09/13	(108)
S&P 500 Index	Call	140	1650.00	USD	14	08/17/13	(558)
S&P 500 Index	Call	135	1710.00	USD	14	08/30/13	(141)
S&P 500 Index Flex	Call	45	1685.00	USD	5	08/07/13	(52)
SPX Volatility Index Futures (CBOE)	Put	400	14.00	USD	40	08/21/13	(39)
SPX Volatility Index Futures (CBOE)	Put	400	14.00	USD	40	09/18/13	(27)

Total Liability for Options Written (premiums received $1,163)							(1,092)

Transactions in options written contracts for the period ended July 31, 2013 were as follows:

	Number of Contracts	Premiums Received

Outstanding October 31, 2012	407	$454
Opened	18,853	26,296
Closed	(17,995)	(25,587)
Expired	—	—

Outstanding July 31, 2013	1,265	$1,163

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Call Overwriting Fund	281

Russell Investment Company

Russell Strategic Call Overwriting Fund

Presentation of Portfolio Holdings — July 31, 2013 (Unaudited)

Amounts in thousands

	Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$10,225	$—	$—	$10,225
Consumer Staples	6,482	—	—	6,482
Energy	7,533	—	—	7,533
Financial Services	13,831	—	—	13,831
Health Care	9,002	—	—	9,002
Materials and Processing	2,587	—	—	2,587
Producer Durables	7,910	—	—	7,910
Technology	11,185	—	—	11,185
Utilities	4,305	—	—	4,305
Options Purchased	852	—	—	852
Short-Term Investments	—	9,363	—	9,363

Total Investments	73,912	9,363	—	83,275

Other Financial Instruments
Futures Contracts	(31)	—	—	(31)
Options Written	(1,092)	—	—	(1,092)

Total Other Financial Instruments*	$(1,123)	$—	$—	$(1,123)

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2013, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

282	Russell Strategic Call Overwriting Fund

Russell Investment Company

Russell Funds

Notes to Schedules of Investments — July 31, 2013 (Unaudited)

Footnotes:

(Æ)	Nonincome-producing security.
(Ï)	Forward commitment.
(Ê)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ)	Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö)	Real Estate Investment Trust (REIT).
(µ)	Bond is insured by a guarantor.
(ß)	Illiquid security.
(Ø)	In default.
(ç)	At amortized cost, which approximates market value.
(Ž)	Rate noted is yield-to-maturity from date of acquisition.
(æ)	Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold) or swap contracts entered into by the Fund.
(×)	The security is purchased with the cash collateral from the securities loaned.
(Ñ)	All or a portion of the shares of this security are on loan.
(Þ)	Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(Å)	Illiquid and restricted security.
(Û)	All or a portion of the shares of this security are held as collateral in connection with securities sold short.
(†)	The identified cost for Federal income tax purposes is the same as shown above.
(#)	All securities with a maturity greater than thirteen months have a demand feature or an optional or mandatory put, or are pre-refunded, resulting in an effective maturity of thirteen months or less. Additionally, all daily and weekly demand securities are backed by direct payment of letters of credit.
(¥)	Unrounded units
(å)	Currency balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.
(☐)	All or a portion of the shares of this security are held as collateral in connection with options written contracts.

Abbreviations:

ADR - American Depositary Receipt

ADS - American Depositary Share

BBR - Bank Bill Rate

BBSW - Bank Bill Swap Reference Rate

CIBOR - Copenhagen Interbank Offered Rate

CME - Chicago Mercantile Exchange

CMO - Collateralized Mortgage Obligation

CNH - Chinese Offshore Yuan

CVO - Contingent Value Obligation

EMU - European Economic and Monetary Union

EURIBOR - Euro Interbank Offered Bank

FDIC - Federal Deposit Insurance Company

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

NIBOR - Norwegian Interbank Offered Rate

PIK - Payment in Kind

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

SFE - Sydney Futures Exchange

TBA - To Be Announced Security

UK - United Kingdom

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Foreign Currency Abbreviations:

ARS - Argentine peso	HUF - Hungarian forint	RUB - Russian ruble
AUD - Australian dollar	IDR - Indonesian rupiah	SEK - Swedish krona
BRL - Brazilian real	ILS - Israeli shekel	SGD - Singapore dollar
CAD - Canadian dollar	INR - Indian rupee	SKK - Slovakian koruna
CHF - Swiss franc	ISK - Iceland krona	THB - Thai baht
CLP - Chilean peso	ITL - Italian lira	TRY - Turkish lira
CNY - Chinese renminbi yuan	JPY - Japanese yen	TWD - Taiwanese dollar
COP - Colombian peso	KES - Kenyan schilling	USD - United States dollar
CRC - Costa Rica colon	KRW - South Korean won	UYU - Uruguayo peso
CZK - Czech koruna	MXN - Mexican peso	VEB - Venezuelan bolivar
DKK - Danish krone	MYR - Malaysian ringgit	ZAR - South African rand
DOP - Dominican peso	NOK - Norwegion krone
EGP - Egyptian pound	NGN - Nigeria cedi
VND - Vietnam dong	NZD - New Zealand dollar
EUR - Euro	PEN - Peruvian nuevo sol
GBP - British pound sterling	PHP - Philippine peso
GHS - Ghana cedi	PKR - Pakistani rupee
HKD - Hong Kong dollar	PLN - Polish zloty

284	Notes to Schedules of Investments

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Russell Funds

Notes to Quarterly Report — July 31, 2013 (Unaudited)

1.	Organization

Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 39 different investment portfolios referred to as Funds. This Quarterly Report reports on 22 of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Second Amended and Restated Master Trust Agreement dated October 1, 2008 as amended (“Master Trust Agreement”). The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

2.	Significant Accounting Policies

The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statement of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

Security Valuation

The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. Debt obligation securities maturing within 60 days at the time of purchase are priced using the amortized cost method of valuation, unless the Board determines that amortized cost does not represent the fair value of such short-term debt obligations. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell Fund Services Company (“RFSC”).

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active (such as interest rates, yield curves, implied volatilities, credit spreads) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

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The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Equity securities, including common and preferred stock, that are traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationship. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows of each tranche, market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 2 of the fair value hierarchy if the privately-held investment funds’ redemption terms require 90 days notice or less. If the redemption terms require greater than 90 days notice for redemptions, then the investment will be categorized as Level 3. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Financial over-the-counter derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, significant events will cause movement between Levels 1 and 2. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the U.S. securities market (defined in the fair value procedures as the movement by a single major U.S. index greater than a certain

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percentage) or other significant event; foreign market holidays if, on a daily basis, a Fund’s foreign exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares, since foreign securities can trade on non-business days.

The Russell U.S. Core Equity, Russell U.S. Defensive Equity, Russell U.S. Dynamic Equity, Russell U.S. Strategic Equity, Russell U.S. Large Cap Equity, Russell U.S. Mid Cap Equity, Russell U.S. Small Cap Equity, Russell International Developed Markets, Russell Global Equity, Russell Tax-Managed U.S. Large Cap, Russell Tax-Managed U.S. Mid & Small Cap, Russell Tax Exempt Bond, Russell Global Infrastructure, Russell Global Real Estate Securities, Russell Multi-Strategy Alternative and Russell Strategic Call Overwriting Funds had no transfers between Levels 1, 2 and 3 for the period ended July 31, 2013.

The Russell Emerging Markets, Russell Investment Grade Bond and Russell Short Duration Bond Funds had transfers out of Level 2 into Level 3 generally representing financial instruments for which third party pricing was unavailable due to inputs becoming unobservable.

The Russell Emerging Markets, Russell Global Opportunistic Credit Fund, Russell Strategic Bond, Russell Investment Grade Bond, Russell Short Duration Bond and Russell Commodity Strategies Funds had transfers out of Level 3 into Level 2 representing financial instruments that had been determined using unobservable inputs that became observable.

Level 3 Fair Value Investments

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by RFSC and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RFSC applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RFSC or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

RFSC employs third party pricing vendors to provide fair value measurements. RFSC oversees third-party pricing service providers in order to support the valuation process throughout the year.

The significant unobservable input used in fair value measurement of certain of the Fund’s preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases (decreases) in the redemption value would have a direct and proportional impact to fair value.

The significant unobservable input used in the fair value measurement of certain of the Fund’s debt securities is the yield to worst ratio. Significant increases (deceases) in the yield to worst ratio would result in a lower (higher) fair value measurement.

These significant unobservable inputs are further disclosed in the Schedule of Investments for each respective fund as applicable.

If third party evaluated vendor pricing is neither available or deemed to be indicative of fair value, RFSC may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Indicative market quotations are typically received from established market participants. Although independently received, RFSC does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RFSC is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third party pricing vendors regarding the unobservable inputs used.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information

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regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation and additional disclosure about fair value measurements, if any, have been included in the Presentation of Portfolio Holdings for each respective Fund.

Investment Transactions

Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed subsequent to the ex-dividend date. Interest income is recorded daily on the accrual basis. The fixed income funds classify gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. All premiums and discounts, including original issue discounts, are amortized/accreted using the effective interest method.

Foreign Currency Translations

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

(a)	Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b)	Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Derivatives

To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds’ Prospectuses and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.

The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, certain Funds may enter into foreign exchange contracts for trade settlement purposes. The Funds, other than the Russell Tax Exempt Bond Fund, Russell Commodity Strategies Fund and Russell Multi-Strategy Alternative Fund, may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash were actually invested in those markets. Hedging may also be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical bonds, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks

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associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk and credit risk.

Foreign Currency Exchange Contracts

In connection with investment transactions consistent with the Funds’ investment objectives and strategies, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets. FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.

For the period ended July 31, 2013, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:

Funds	Strategies
Russell U.S. Small Cap Equity	Income Repatriation
Russell International Developed Markets Fund	Exposing cash to markets and trade settlement
Russell Global Equity Fund	Exposing cash to markets and trade settlement
Russell Emerging Markets Fund	Exposing cash to markets and trade settlement
Russell Global Opportunistic Credit Fund	Return enhancement and hedging
Russell Strategic Bond Fund	Return enhancement and hedging
Russell Investment Grade Bond Fund	Return enhancement and hedging
Russell Short Duration Bond Fund	Return enhancement and hedging
Russell Global Infrastructure Fund	Exposing cash to markets and trade settlement
Russell Global Real Estate Securities Fund	Exposing cash to markets and trade settlement
Russell Multi-Strategy Alternative Fund	Return enhancement and hedging

The Funds’ foreign currency contract notional dollar values outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following tables illustrate the quarterly volume of foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD.

	Outstanding Contract Amounts Bought
Quarter Ended	January 31, 2013	April 30, 2013	July 31, 2013
Russell U.S. Small Cap Equity Fund	$7,846	$5,164	$1,449
Russell International Developed Markets Fund	1,713,136,807	1,276,001,680	764,548,503
Russell Global Equity Fund	303,663,547	363,806,928	748,716,104
Russell Emerging Markets Fund	315,963,629	254,115,578	321,747,426
Russell Global Opportunistic Credit Fund	325,379,071	380,962,887	186,380,234
Russell Strategic Bond Fund	4,751,673,077	1,856,910,146	1,737,563,556
Russell Investment Grade Bond Fund	499,448,050	332,922,506	295,455,999
Russell Short Duration Bond Fund	247,619,254	252,545,411	173,594,510
Russell Global Intrastructure Fund	81,477,916	83,342,178	215,459,908
Russell Global Real Estate Securities Fund	81,036,701	86,368,319	44,640,280
Russell Multi-Strategy Alternative Fund	468,220,722	475,645,436	592,454,911

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	Outstanding Contract Amounts Sold
Quarter Ended	January 31, 2013	April 30, 2013	July 31, 2013
Russell U.S Small Cap Equity Fund	$7,859	$5,172	$1,452
Russell International Developed Markets Fund	1,702,189,859	1,272,838,489	765,091,858
Russell Global Equity Fund	306,022,624	365,838,682	749,807,641
Russell Emerging Markets Fund	315,555,935	252,968,210	321,455,362
Russell Global Opportunistic Credit Fund	326,791,773	382,682,892	188,869,062
Russell Strategic Bond Fund	4,768,010,170	1,865,511,497	1,743,218,299
Russell Investment Grade Bond Fund	502,848,060	334,708,246	296,119,304
Russell Short Duration Bond Fund	248,733,133	254,721,039	173,987,016
Russell Global Intrastructure Fund	81,275,777	82,914,083	216,013,706
Russell Global Real Estate Securities Fund	81,410,705	86,180,084	44,895,116
Russell Multi-Strategy Alternative Fund	457,832,459	472,911,339	595,905,705

Options

The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to expose cash to markets.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

A Fund may enter into a swaption (swap option). In a swaption, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap.

As of July 31, 2013, the Russell Strategic Call Overwriting Fund pledged securities valued at $21,900,532 as collateral in connection with options.

For the period ended July 31, 2013, the Funds purchased/sold options primarily for the strategies listed below:

Funds	Strategies
Russell Global Opportunistic Credit Fund	Return enhancement and hedging
Russell Strategic Bond Fund	Return enhancement and hedging
Russell Investment Grade Bond Fund	Return enhancement and hedging
Russell Short Duration Bond Fund	Return enhancement and hedging
Russell Multi-Strategy Alternative Fund	Return enhancement and hedging
Russell Strategic Call Overwriting Fund	Return enhancement and hedging

As of July 31, 2013, the Funds had cash collateral balances in connection with options as follows:

	Cash Collateral for Options	Due to Broker
Russell Multi-Strategy Alternative Fund	$6,746,863	$12,014,849
Russell Strategic Call Overwriting Fund	2,053,637	3,678,668

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The Funds’ options contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the quarterly volume of options contracts. For purpose of this disclosure, volume is measured by contracts outstanding at period end.

	Number of Option Contracts Outstanding
Quarter Ended	January 31, 2013	April 30, 2013	July 31, 2013
Russell Global Opportunistic Credit Fund	$—	$3	$3
Russell Strategic Bond Fund	47	45	276
Russell Investment Grade Bond Fund	35	39	97
Russell Short Duration Bond Fund	18	15	16
Russell Multi-Strategy Alternative Fund	15,603	18,201	19,985
Russell Strategic Call Overwriting Fund	440	475	5,205

Futures Contracts

The Funds may invest in futures contracts (i.e., interest rate, foreign currency, index futures contracts) and commodity futures contracts (Russell Commodity Strategies Fund and Russell Multi-Strategy Alternative Fund only). The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

For the period ended July 31, 2013, the following Funds entered into future contracts primarily for the strategies listed below:

Funds	Strategies
Russell U.S. Core Equity Fund	Exposing cash to markets
Russell U.S. Defensive Equity Fund	Exposing cash to markets
Russell U.S. Dynamic fund	Exposing cash to markets
Russell U.S. Strategic Equity Fund	Exposing cash to markets
Russell U.S. Large Cap Equity Fund	Exposing cash to markets
Russell U.S. Mid Cap Equity Fund	Exposing cash to markets
Russell U.S. Small Cap Equity Fund	Exposing cash to markets
Russell International Developed Markets Fund	Exposing cash to markets
Russell Global Equity Fund	Exposing cash to markets
Russell Emerging Markets Fund	Exposing cash to markets
Russell Tax-Managed U.S. Large Cap Fund	Hedging and exposing cash to markets
Russell Tax-Managed U.S. Mid & Small Cap Fund	Hedging and exposing cash to markets
Russell Global Opportunistic Credit Fund	Exposing cash to markets
Russell Strategic Bond Fund	Return enhancement, hedging and exposing cash to markets
Russell Investment Grade Bond Fund	Return enhancement, hedging and exposing cash to markets
Russell Short Duration Bond Fund	Return enhancement, hedging and exposing cash to markets
Russell Commodity Strategies Fund	Return enhancement
Russell Global Real Estate Securities Fund	Exposing cash to markets
Russell Global Infrastructure Fund	Exposing cash to markets
Russell Multi-Strategy Alternative Fund	Return enhancement and hedging
Russell Strategic Call Overwriting Fund	Hedging and exposing cash to markets

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The Funds’ futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the quarterly volume of futures contracts. For purpose of this disclosure, volume is measured by contracts outstanding at period end.

	Number of Futures Contracts Outstanding
Quarter Ended	January 31, 2013	April 30, 2013	July 31, 2013
Russell U.S. Core Equity Fund	$805	$763	$1,011
Russell U.S. Defensive Equity Fund	169	469	178
Russell U.S. Dynamic Equity Fund	388	497	425
Russell U.S. Strategic Equity Fund	1,890	1,666	—
Russell U.S. Large Cap Equity Fund	250	340	476
Russell U.S. Mid Cap Equity Fund	57	47	61
Russell U.S. Small Cap Equity Fund	590	736	577
Russell International Developed Markets Fund	7,585	7,943	14,515
Russell Global Equity Fund	6,406	8,895	8,168
Russell Emerging Markets Fund	4,816	2,451	2,647
Russell Tax-Managed U.S Large Cap Fund	1,117	1,277	881
Russell Tax-Managed U.S. Mid & Small Cap Fund	135	138	111
Russell Global Opportunistic Credit Fund	86	315	154
Russell Strategic Bond Fund	11,834	13,726	12,212
Russell Investment Grade Bond Fund	1,363	1,222	1,101
Russell Short Duration Bond Fund	2,333	2,350	1,887
Russell Commodity Strategies Fund	1,122	908	1,076
Russell Global Infrastructure Fund	496	494	625
Russell Global Real Estate Securities Fund	716	656	769
Russell Multi-Strategy Alternative Fund	5,106	9,516	12,937
Russell Strategic Call Overwriting Fund	18	84	71

As of July 31, 2013, the Funds had cash collateral balances in connection with futures contracts purchased (sold) as follows:

	Cash Collateral for Futures	Due to Broker
Russell U.S. Core Equity Fund	$39,292,271	$35,580,000
Russell U.S. Defensive Equity Fund	1,783,042	—
Russell U.S. Dynamic Equity Fund	1,505,417	—
Russell U.S. Strategic Equity Fund	8,041,000	—
Russell U.S. Large Cap Equity Fund	1,019,000	—
Russell U.S. Mid Cap Equity Fund	397,000	—
Russell U.S. Small Cap Equity Fund	4,020,062	—
Russell International Developed Markets Fund	69,560,383	—
Russell Global Equity Fund	39,700,000	—
Russell Emerging Markets Fund	10,445,000	—
Russell Tax-Managed U.S. Large Cap Fund	2,201,898	—
Russell Tax-Managed U.S. Mid & Small Cap Fund	795,000	—
Russell Global Opportunistic Credit Fund	435,000	—
Russell Strategic Bond Fund	23,492,777	3,439,799
Russell Investment Grade Bond Fund	1,203,000	—
Russell Short Duration Bond Fund	149,000	—
Russell Commodity Strategies Fund	3,710,000	—
Russell Global Infrastructure Fund	8,305,000	—
Russell Global Real Estate Securities Fund	3,400,000	—
Russell Multi-Strategy Alternative Fund	32,000	—
Russell Strategic Call Overwriting Fund	450,000	—

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Swap Agreements

The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

Certain Funds may enter into several different types of swap agreements including credit default, interest rate, commodity-linked (Russell Commodity Strategies Fund and Russell Multi-Strategy Alternative Fund only), index (total return) and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on their obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed payment per period for a payment that is not fixed. Commodity linked notes pay a return linked to the performance of a commodity over a defined period. On the maturity date, the note pays the initial principal amount plus return, if any, based on the percentage change in the underlying commodity. The Funds may enter into index swap agreements to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are an agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.

The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date or for return enhancement. The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated. To the extent that the Funds enter into swaps on other than a net basis, the amount earmarked on the Funds’ records will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt. The market for swap agreements is largely unregulated. The Funds may enter into swap agreements with counterparties that meet the credit quality limitations of Russell Investment Management Company (“RIMCo”), the Funds’ adviser. The Funds will not enter into any swap unless the counterparty has a minimum senior unsecured credit rating or long term counterparty credit rating, including reassignments, of BBB- or better as defined by Standard & Poor’s or an equivalent rating from any nationally recognized statistical rating organization (using highest of split ratings) at the time of entering into such transaction.

As of July 31, 2013, the Funds had cash collateral balances in connection with swap contracts purchased (sold) as follows:

	Cash Collateral for Swaps	Due to Broker
Russell Global Opportunistic Credit Fund	$446,107	$720,000
Russell Strategic Bond Fund	24,747,037	9,858,674
Russell Investment Grade Bond Fund	4,760,310	3,704,864
Russell Short Duration Bond Fund	1,068,849	1,063,512
Russell Commodity Strategies Fund	52,624,290	—
Russell Global Real Estate Securities Fund	1,110,000	—
Russell Multi-Strategy Alternative Fund	9,390,000	730,000

Credit Default Swaps

The fixed income funds and the Russell Multi-Strategy Alternative Fund may enter into credit default swaps. A credit default swap can refer to corporate issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The Funds may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Funds may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the Funds enter into a credit

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default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Funds to acquire or reduce credit exposure to a particular issuer, asset or basket of assets.

As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event); the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

Each fixed income fund and the Russell Multi-Strategy Alternative Fund may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in its portfolio, in which case the Fund would function as the counterparty referenced in the preceding paragraph.

If a credit event occurs on a corporate issue and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps on corporate issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Unlike credit default swaps on corporate issues, deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write-down or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The fixed income funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or other defined credit events).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of July 31, 2013 for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

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Credit default swaps could result in losses if the Funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Funds will be able to do so, the Funds may be able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The Funds may have limited ability to eliminate their exposure under a credit default swap if the credit of the reference entity or underlying asset has declined.

For the period ended July 31, 2013 the Funds entered into credit default swaps primarily for the strategies listed below:

Funds	Strategies
Russell Global Opportunistic Credit Fund	Exposing cash to markets
Russell Strategic Bond Fund	Return enhancement and hedging
Russell Investment Grade Bond Fund	Return enhancement and hedging
Russell Short Duration Bond Fund	Return enhancement and hedging
Russell Multi-Strategy Alternative Fund	Return enhancement and hedging

The Funds’ credit default swap contract notional amounts outstanding fluctuate throughout the operating year as required to meet the strategic requirements. The following table illustrates the quarterly volume of credit default swap contracts. For the purpose of this disclosure, the volume is measured by the notional amounts outstanding at each quarter end.

	Credit Default Swap Notional Amounts Outstanding
Quarter Ended	January 31, 2013	April 30, 2013	July 31, 2013
Russell Global Opportunistic Credit Fund	$22,000,000	$40,000,000	$24,500,000
Russell Strategic Bond Fund	254,408,844	102,233,951	83,096,448
Russell Investment Grade Bond Fund	74,764,499	32,964,499	25,364,499
Russell Short Duration Bond Fund	85,392,900	55,392,900	38,692,900
Russell Multi-Strategy Alternative Fund	32,075,000	22,058,000	3,750,000

Interest Rate Swaps

The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If RIMCo or a money manager using this technique is incorrect in its forecast of fair values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.

Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. If the other party to an interest rate swap defaults, the Funds’ risk of loss consists of the net amount of interest payments that the Funds are contractually entitled to receive. Since interest rate swaps are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their rights to receive interest on their portfolio securities and their rights and obligations to receive and pay interest pursuant to interest rate swaps.

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For the period ended July 31, 2013, the Funds entered into interest rate swaps primarily for the strategies listed below:

Funds	Strategies
Russell Global Opportunistic Credit Fund	Return enhancement and hedging
Russell Strategic Bond Fund	Return enhancement and hedging
Russell Investment Grade Bond Fund	Return enhancement and hedging
Russell Short Duration Bond Fund	Return enhancement and hedging
Russell Multi-Strategy Alternative Fund	Return enhancement and hedging

The Funds’ interest rate swap contract notional amounts outstanding fluctuate throughout the operating year as required to meet the strategic requirements. The following table illustrates the quarterly volume of interest rate swaps contracts. For the purpose of this disclosure, the volume is measured by the notional amounts outstanding at each quarter end.

	Interest Rate Swap Notional Amounts Outstanding
Quarter Ended	January 31, 2013	April 30, 2013	July 31, 2013
Russell Strategic Bond Fund	$820,390,000	$1,796,615,000	$4,944,765,000
Russell Investment Grade Bond Fund	146,480,000	158,270,000	175,970,000
Russell Short Duration Bond Fund	95,925,000	172,225,000	413,095,000
Russell Multi-Strategy Alternative Fund	253,011,000	653,087,000	374,000,000

Index Swaps

Certain Funds may enter into index swap agreements to expose cash to markets or to effect investment transactions consistent with these Funds’ investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

For the period ended July 31, 2013, the Funds entered into index swaps primarily for the strategies listed below:

Funds	Strategies
Russell Emerging Markets Fund	Exposing cash to markets
Russell Global Opportunistic Credit Fund	Exposing cash to markets
Russell Strategic Bond Fund	Hedging
Russell Investment Grade Bond Fund	Exposing cash to markets
Russell Commodity Strategies Fund	Return enhancement
Russell Global Real Estate Securities Fund	Exposing cash to markets

The Funds’ index swap contract notional amounts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the quarterly volume of index swap contracts. For the purpose of this disclosure, volume is measure by notional amounts outstanding at each quarter end.

	Index Swap Notional Amounts Outstanding
Quarter Ended	January 31, 2013	April 30, 2013	July 31, 2013
Russell Emerging Markets Fund	$17,287,286	$21,472,452	$17,547,828
Russell Global Opportunistic Credit Fund	13,000,000	—	—
Russell Strategic Bond Fund	1,080,004,110	1,167,691,761	1,079,442,004
Russell Investment Grade Bond Fund	161,759,818	193,575,839	187,181,152
Russell Commodity Strategies Fund	1,400,855,948	1,399,514,037	1,310,348,435
Russell Global Real Estate Securities Fund	37,422,076	40,062,734	40,415,606

Currency Swaps

Certain Funds may enter into currency swap agreements to enhance returns or for hedging purposes. Currency swap agreements are agreements where two parties exchange specified amounts of different currencies which are followed by paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are exchanged.

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At July 31, 2013, the Funds entered into currency swaps primarily for the strategies listed below:

Funds	Strategies
Russell Multi-Strategy Alternative Fund	Return enhancement and hedging

The following tables illustrate the quarterly volume of currency swaps contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD.

	Outstanding Contract Amounts Bought
Quarter Ended	January 31, 2013	April 30, 2013	July 31, 2013
Russell Multi-Strategy Alternative Fund	$1,102,657	$1,102,657	$—

	Outstanding Contract Amounts Sold
Quarter Ended	January 31, 2013	April 30, 2013	July 31, 2013
Russell Multi-Strategy Alternative Fund	$1,125,698	$1,104,349	$—

Commodity-Linked Derivatives

The Russell Commodity Strategies and the Russell Multi-Strategy Alternative Funds invest in commodity-linked derivative instruments, such as swap agreements and futures. At least part of their value is derived from the value of an underlying commodity index, commodity futures contract, index or other readily measurable economic variable. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity and debt securities when the value of those traditional securities is declining due to adverse economic conditions. As an example, during periods of rising inflation, historically debt securities have tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, historically the prices of certain commodities, such as oil and metals, have tended to increase. Of course, there cannot be any guarantee that derivative instruments will perform in that manner in the future, and at certain times the price movements of commodity-linked investments have been parallel to those of debt and equity securities.

ISDA Master Agreements

The Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with counterparties that govern transactions in over-the-counter derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements.

Loan Agreements

The Russell Global Opportunistic Credit, Russell Strategic Bond, Russell Investment Grade Bond, Russell Short Duration Bond and Russell Multi-Strategy Alternative Funds may invest in direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Funds’ investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Funds may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Funds purchase assignments from agents they acquire direct rights against the borrower on the loan. As of July 31, 2013, the Funds had no unfunded loan commitments.

Certificates of Participation

Certain Funds may purchase certificates of participation, also known as participation notes or participation interest notes. Certificates of participation are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of certificates of participation will not replicate exactly the

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performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in certificates of participation involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of certificates of participation will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the certificates of participation and have no rights against the issuer of the underlying security. The Funds minimize this risk by entering into agreements only with counterparties that RIMCo deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the certificates of participation are traded may be less liquid than the markets for other securities, or may be completely illiquid.

Credit Linked Notes

The Russell Global Opportunistic Credit and Russell Multi-Strategy Alternative Funds may purchase credit linked notes. Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a “reference instrument”). In addition to the credit risk associated with the reference instrument and interest rate risk, the buyer and seller of a credit linked note or similar structured investment are subject to counterparty risk.

Short Sales

The Russell U.S. Dynamic Equity, Russell U.S. Strategic Equity and Russell Multi-Strategy Alternative Funds may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. The Funds will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Funds must return the borrowed security. The Funds will realize a gain if the security declines in price between those dates. The making of short sales exposes the Funds to the risk of liability for the fair value of the security that is sold (the amount of which increases as the fair value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.

Although the Funds’ potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When the Funds make a short sale, the Funds may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. To the extent necessary to meet collateral requirements, the Funds are required to pledge assets in a segregated account maintained by the Funds’ custodian for the benefit of the broker. The Funds also may use securities it owns to meet any such collateral obligations. Until the Funds replace a borrowed security in connection with a short sale, the Funds will: (a) maintain daily a segregated account, containing liquid assets at such a level that the amount deposited in the segregated account plus the amount deposited with the broker as collateral will equal the current requirement under Regulation T promulgated by the Board of Governors of the Federal Reserve System under the authority of Sections 7 and 8 of the Securities Exchange Act of 1934, as amended; or (b) otherwise cover its short position in accordance with positions taken by the staff of the Securities and Exchange Commission (e.g., taking an offsetting long position in the security sold short). As of July 31, 2013, the Russell U.S. Dynamic Equity Fund held $135,766,862, the Russell U.S. Strategic Equity Fund held $101,686,108 and the Russell Multi-Strategy Alternative held $28,742,296 as collateral.

Emerging Markets Securities

The Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to political instability; exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in securities settlement procedures for a Fund’s portfolio securities. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

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Emerging Markets Debt

The Funds may invest in emerging markets debt. A Fund’s emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating and to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for a Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, either due to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.

Repurchase Agreements

The fixed income funds and the Russell Multi-Strategy Alternative and Russell Strategic Call Overwriting Funds may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by the Fund and is unrelated to the interest rate on the security. The securities acquired by the Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. A Fund will not invest more than 15% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.

Mortgage-Related and Other Asset-Backed Securities

Certain Funds may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Mortgage -Backed Securities

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Agency Mortgage-Backed Securities

Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

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Privately Issued Mortgage-Backed Securities

MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or non-conforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae (the Federal National Mortgage Association) and Freddie Mac (the Federal Home Loan Mortgage Corporation)), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-Backed Securities

ABS may include MBS, loans, receivables or other assets. The value of the Funds’ ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets

300	Notes to Quarterly Report

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — July 31, 2013 (Unaudited)

representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.

Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any holdings of such securities.

Forward Commitments

The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with a Fund’s investment strategies. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Funds in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be earmarked on the Fund’s records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

A to be announced (“TBA”) security is a forward mortgage-backed securities trade which the fixed funds may invest in. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

As of July 31, 2013, the Funds had cash collateral balances in connection with TBAs as follows:

Due to Broker

Russell Strategic Bond Fund	$409,000
Russell Investment Grade Bond Fund	470,000
Russell Short Duration Bond Fund	84,000

Inflation-Indexed Bonds

The fixed income funds and the Russell Multi-Strategy Alternative Fund may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a U.S. Treasury Inflation-Protected Security, (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the financial statements (the “Assets”). The Assets, which potentially expose the Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

Notes to Quarterly Report	301

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — July 31, 2013 (Unaudited)

Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by a Fund. This could cause a Fund to underperform other types of investments.

3.	Investment in Russell Cayman Commodity Strategies Fund Ltd. and the Russell Cayman Multi-Strategy Alternative Fund Ltd.

The Russell Cayman Commodity Strategies Fund Ltd. and Russell Cayman Multi-Strategy Alternative Fund Ltd. (each a “Subsidiary”) are Cayman Island exempted companies and wholly owned subsidiaries of the Russell Commodity Strategies Fund and Russell Multi-Strategy Alternative Fund, respectively. Each Subsidiary acts as an investment vehicle for its respective Fund in order to effect certain investments on behalf of the Fund consistent with the Fund’s investment objectives and policies specified in the Fund’s prospectus and statement of additional information. Each Fund is the sole shareholder of its respective Subsidiary and it is intended that each Fund will remain the sole shareholder and, as a result, will continue to control the Subsidiary. As of July 31, 2013, net assets of the Russell Commodity Strategies Fund were $1,190,906,108 of which $228,675,525 or approximately 19%, represents the Fund’s ownership of the shares of its Subsidiary, and net assets of the Russell Multi-Strategy Alternative Fund were $878,577,728 of which $42,234,636, or approximately 5%, represents the Fund’s ownership of the shares of its Subsidiary.

The Russell Commodity Strategies and Russell Multi-Strategy Alternative Funds may invest up to 25% of their total assets in their Subsidiary, which may invest without limitation in commodity-linked derivative instruments, such as swaps and futures that provide exposure to the performance of commodities markets. Each Subsidiary may also invest in fixed income securities. The Schedule of Investments for each of the Russell Commodity Strategies Fund and Russell Multi-Strategy Alternative Fund have been consolidated and include the accounts of both the Fund and its respective Subsidiary. All inter-company transactions and balances have been eliminated upon consolidation.

4.	Investment Transactions

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of each Fund’s total assets. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government Agency obligations as collateral against the loaned securities. As of July 31, 2013, to the extent that a loan was collateralized by cash, such collateral was invested by the securities lending agent, Brown Brothers Harriman & Co. (“BBH”), in the Russell U.S. Cash Collateral Fund, an unregistered fund advised by RIMCo. The collateral received is recorded on a lending Fund’s Statement of Assets and Liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and BBH and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and BBH and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the fair value of the loaned securities at the inception of each loan. The fair value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be creditworthy by BBH.

Each Fund that participates in the securities lending program has cash collateral invested in the Russell U.S. Cash Collateral Fund.

As of July 31, 2013, there was no non-cash collateral pledged for the securities on loan.

5.	Related Party Transactions, Fees and Expenses

Adviser and Administrator

RIMCo is the Funds’ adviser and RFSC, a wholly-owned subsidiary of RIMCo, is the Funds’ administrator and transfer agent. RIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides ongoing money manager research and trade placement services to RIC and RIMCo.

302	Notes to Quarterly Report

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — July 31, 2013 (Unaudited)

The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the Russell U.S. Cash Management Fund, an unregistered fund advised by RIMCo. As of July 31, 2013, the Funds had invested $3,552,115,038 in the Russell U.S. Cash Management Fund. In addition, a portion of the collateral received from the Investment Company’s securities lending program in the amount of $556,179,674 is invested in the Russell U.S. Cash Collateral Fund, an unregistered fund advised by RIMCo.

6.	Federal Income Taxes

At July 31, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Russell U.S. Core Equity Fund	Russell U.S. Defensive Equity Fund	Russell U.S. Dynamic Equity Fund	Russell U.S. Strategic Equity	Russell U.S. Large Cap Equity Fund
Cost of Investments	$1,882,497,133	$1,044,193,001	$646,573,676	$2,559,183,043	$289,907,389

Unrealized Appreciation	$368,356,237	$175,548,017	$106,414,998	$355,714,680	$50,840,191
Unrealized Depreciation	(28,150,240)	(3,300,519)	(9,958,414)	(23,981,826)	(1,992,476)

Net Unrealized Appreciation (Depreciation)	$340,205,997	$172,247,498	$96,456,584	$331,732,854	$48,847,715

	Russell U.S. Mid Cap Equity Fund	Russell U.S. Small Cap Equity Fund	Russell International Developed Markets Fund	Russell Global Equity Fund	Russell Emerging Markets Fund
Cost of Investments	$144,005,029	$1,495,254,239	$4,513,797,925	$2,595,265,504	$1,973,577,777

Unrealized Appreciation	$24,489,924	$327,321,839	$493,560,135	$566,923,473	$172,216,631
Unrealized Depreciation	(1,397,145)	(21,818,269)	(163,903,178)	(77,674,543)	(86,985,276)

Net Unrealized Appreciation (Depreciation)	$23,092,779	$305,503,570	$329,656,957	$489,248,930	$85,231,355

	Russell Tax- Managed U.S. Large Cap Fund	Russell Tax- Managed U.S. Mid & Small Cap Fund	Russell Global Opportunistic Credit Fund	Russell Strategic Bond Fund	Russell Investment Grade Bond Fund
Cost of Investments	$546,272,335	$177,767,722	$844,901,152	$8,882,553,308	$2,226,607,044

Unrealized Appreciation	$206,365,402	$74,466,966	$19,790,607	$363,334,583	$53,621,902
Unrealized Depreciation	(4,797,257)	(2,348,570)	(27,233,844)	(372,296,259)	(62,473,224)

Net Unrealized Appreciation (Depreciation)	$201,568,145	$72,118,396	$(7,443,237)	$(8,961,676)	$(8,851,322)

	Russell Short Duration Bond Fund	Russell Tax Exempt Bond Fund	Russell Commodity Strategies	Russell Global Infrastructure Fund	Russell Global Real Estate Securities
Cost of Investments	$1,474,002,612	$820,853,905	$1,147,022,620	$1,108,844,946	$1,553,168,961

Unrealized Appreciation	$8,166,528	$21,372,716	$186,163	$86,331,759	$235,882,509
Unrealized Depreciation	(8,261,441)	(10,029,446)	(6,607)	(22,261,412)	(22,355,619)

Net Unrealized Appreciation (Depreciation)	$(94,913)	$11,343,270	$179,556	$64,070,347	$213,526,890

	Russell Multi- Strategy Alternative Fund	Russell Strategic Call Overwriting Fund
Cost of Investments	$804,424,762	$71,787,407

Unrealized Appreciation	$21,422,413	$12,695,176
Unrealized Depreciation	(8,199,140)	(1,207,302)

Net Unrealized Appreciation (Depreciation)	$13,223,273	$11,487,874

Notes to Quarterly Report	303

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — July 31, 2013 (Unaudited)

*	The Russell U.S. Core Equity Fund’s Cost of Investments, Unrealized Appreciation, Unrealized Depreciation and Net Unrealized Appreciation (Depreciation) as stated in the October 31, 2012 Annual Report were inaccurate. Although not presented herein, the correct values for the Cost of Investments, Unrealized Appreciation, Unrealized Depreciation and Net Unrealized Appreciation (Depreciation) should have been $1,993,375,061, $247,851,853, ($55,567,101) and $192,284,752, respectively. Additionally, the Russell Commodity Strategies Fund’s Tax Distributions from Ordinary Income as stated in the October 31, 2012 Annual Report was inaccurate. Although not presented herein, the correct value for the Tax Distributions from Ordinary Income should have been $23,288,025. Management concluded that the impact to the October 31, 2012 financial statements was not material.

7.	Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933, as amended (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. This limitation is applied at the time of purchase. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

See each Fund’s Schedule of Investments for a list of restricted securities held by a Fund that are illiquid.

8.	Subsequent Events

Management has evaluated events and/or transactions that have occurred through the date this Quarterly Report was issued and noted no items requiring adjustments of the Quarterly Report or additional disclosures.

304	Notes to Quarterly Report

Russell Investment Company

Russell Funds

Shareholder Requests for Additional Information — July 31, 2013 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii) at www.russell.com; (iii) on the Securities and Exchange Commission’s website at www.sec.gov; and (iv) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2013 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii) at www.russell.com; and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectuses and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your Financial Intermediary for further details.

Shareholder Requests for Additional Information	305

Russell Investment Company	1301 Second Avenue	800-787-7354
	Seattle, Washington 98101	Fax: 206-505-3495
www.russell.com

2013 QUARTERLY REPORT

LifePoints® Funds

JULY 31, 2013

FUND	SHARE CLASS

Conservative Strategy Fund	A, C, E, R1, R2, R3, S

Moderate Strategy Fund	A, C, E, R1, R2, R3, S

Balanced Strategy Fund	A, C, E, R1, R2, R3, S

Growth Strategy Fund	A, C, E, R1, R2, R3, S

Equity Growth Strategy Fund	A, C, E, R1, R2, R3, S

2015 Strategy Fund	R1, R2, R3

2020 Strategy Fund	A, E, R1, R2, R3, S

2025 Strategy Fund	R1, R2, R3

2030 Strategy Fund	A, E, R1, R2, R3, S

2035 Strategy Fund	R1, R2, R3

2040 Strategy Fund	A, E, R1, R2, R3, S

2045 Strategy Fund	R1, R2, R3

2050 Strategy Fund	R1, R2, R3

2055 Strategy Fund	R1, R2, R3

In Retirement Fund	A, R1, R2, R3

Russell Investment Company

Russell Investment Company is a series investment company with 39 different investment portfolios referred to as Funds. This Quarterly Report reports on 15 of these Funds.

Russell Investment Company

LifePoints® Funds

Quarterly Report

July 31, 2013 (Unaudited)

Russell Investment Company - LifePoints® Funds.

Copyright © Russell Investments 2013. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc., member FINRA, and part of Russell Investments.

Russell Investment Company

Conservative Strategy Fund

Schedule of Investments — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Fair Value $

Investments - 100.1%
Other Russell Investment Company Series Mutual Funds - Class Y Shares

Alternative Funds - 8.0%
Russell Commodity Strategies Fund	1,100,939	9,303
Russell Global Infrastructure Fund	1,336,188	15,594
Russell Global Real Estate Securities Fund	308,803	12,250
Russell Multi-Strategy Alternative Fund	1,227,086	12,504

		49,651

Domestic Equities - 7.0%
Russell U.S. Core Equity Fund	603,164	21,859
Russell U.S. Defensive Equity Fund	403,438	15,629
Russell U.S. Dynamic Equity Fund	529,788	6,267

		43,755

Fixed Income - 77.1%
Russell Global Opportunistic Credit Fund	1,234,395	12,467
Russell Investment Grade Bond Fund	5,481,225	118,888
Russell Short Duration Bond Fund	5,844,148	112,617
Russell Strategic Bond Fund	21,981,630	237,841

		481,813

International Equities - 8.0%
Russell Global Equity Fund	2,651,759	28,082
Russell International Developed Markets Fund	648,263	21,762

		49,844

Total Investments - 100.1% (identified cost $570,083)		625,063

Other Assets and Liabilities, Net - (0.1%)		(370)

Net Assets - 100.0%		624,693

See accompanying notes which are an integral part of this quarterly report.

Conservative Strategy Fund	3

Russell Investment Company

Moderate Strategy Fund

Schedule of Investments — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Fair Value $

Investments - 99.9%
Other Russell Investment Company Series Mutual Funds - Class Y Shares

Alternative Funds - 11.9%
Russell Commodity Strategies Fund	2,608,176	22,039
Russell Global Infrastructure Fund	3,147,483	36,731
Russell Global Real Estate Securities Fund	731,373	29,014
Russell Multi-Strategy Alternative Fund	2,883,518	29,383

		117,167

Domestic Equities - 13.8%
Russell U.S. Core Equity Fund	1,554,997	56,353
Russell U.S. Defensive Equity Fund	1,012,120	39,209
Russell U.S. Dynamic Equity Fund	1,660,913	19,649
Russell U.S. Small Cap Equity Fund	625,581	19,643

		134,854

Fixed Income - 56.2%
Russell Global Opportunistic Credit Fund	1,936,728	19,561
Russell Investment Grade Bond Fund	8,242,624	178,783
Russell Strategic Bond Fund	32,599,656	352,728

		551,072

International Equities - 18.0%
Russell Emerging Markets Fund	1,934,614	34,069
Russell Global Equity Fund	6,947,281	73,572
Russell International Developed Markets Fund	2,045,354	68,662

		176,303

Total Investments - 99.9% (identified cost $864,017)		979,396

Other Assets and Liabilities, Net - 0.1%		701

Net Assets - 100.0%		980,097

See accompanying notes which are an integral part of this quarterly report.

4	Moderate Strategy Fund

Russell Investment Company

Balanced Strategy Fund

Schedule of Investments — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Fair Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds - Class Y Shares

Alternative Funds - 12.8%
Russell Commodity Strategies Fund	13,428,757	113,473
Russell Global Infrastructure Fund	13,398,512	156,361
Russell Global Real Estate Securities Fund	2,812,558	111,574
Russell Multi-Strategy Alternative Fund	11,251,996	114,658

		496,066

Domestic Equities - 24.5%
Russell U.S. Core Equity Fund	10,307,007	373,526
Russell U.S. Defensive Equity Fund	5,054,181	195,799
Russell U.S. Dynamic Equity Fund	18,436,677	218,106
Russell U.S. Small Cap Equity Fund	5,077,126	159,422

		946,853

Fixed Income - 35.5%
Russell Global Opportunistic Credit Fund	11,271,715	113,844
Russell Strategic Bond Fund	116,069,424	1,255,871

		1,369,715

International Equities - 27.2%
Russell Emerging Markets Fund	9,590,384	168,887
Russell Global Equity Fund	35,103,326	371,744
Russell International Developed Markets Fund	15,135,693	508,105

		1,048,736

Total Investments - 100.0% (identified cost $3,455,563)		3,861,370

Other Assets and Liabilities, Net - (0.0)%		(1,626)

Net Assets - 100.0%		3,859,744

See accompanying notes which are an integral part of this quarterly report.

Balanced Strategy Fund	5

Russell Investment Company

Growth Strategy Fund

Schedule of Investments — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Fair Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds - Class Y Shares

Alternative Funds - 17.6%
Russell Commodity Strategies Fund	12,858,562	108,655
Russell Global Infrastructure Fund	10,648,646	124,270
Russell Global Real Estate Securities Fund	2,237,460	88,760
Russell Multi-Strategy Alternative Fund	9,122,958	92,963

		414,648

Domestic Equities - 30.5%
Russell U.S. Core Equity Fund	8,150,673	295,380
Russell U.S. Defensive Equity Fund	3,403,725	131,860
Russell U.S. Dynamic Equity Fund	13,380,601	158,293
Russell U.S. Small Cap Equity Fund	4,305,378	135,189

		720,722

Fixed Income - 16.4%
Russell Global Opportunistic Credit Fund	9,065,360	91,560
Russell Strategic Bond Fund	27,302,104	295,409

		386,969

International Equities - 35.5%
Russell Emerging Markets Fund	7,249,692	127,667
Russell Global Equity Fund	29,310,120	310,394
Russell International Developed Markets Fund	11,918,376	400,100

		838,161

Total Investments - 100.0% (identified cost $2,085,104)		2,360,500

Other Assets and Liabilities, Net - (0.0%)		(982)

Net Assets - 100.0%		2,359,518

See accompanying notes which are an integral part of this quarterly report.

6	Growth Strategy Fund

Russell Investment Company

Equity Growth Strategy Fund

Schedule of Investments — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Fair Value $

Investments - 100.1%
Other Russell Investment Company Series Mutual Funds - Class Y Shares

Alternative Funds - 19.5%
Russell Commodity Strategies Fund	5,567,164	47,043
Russell Global Infrastructure Fund	4,649,470	54,259
Russell Global Real Estate Securities Fund	1,214,147	48,165
Russell Multi-Strategy Alternative Fund	4,905,008	49,982

		199,449

Domestic Equities - 36.6%
Russell U.S. Core Equity Fund	4,152,108	150,472
Russell U.S. Defensive Equity Fund	1,468,719	56,898
Russell U.S. Dynamic Equity Fund	8,395,133	99,315
Russell U.S. Small Cap Equity Fund	2,167,529	68,061

		374,746

Fixed Income - 2.5%
Russell Global Opportunistic Credit Fund	2,530,477	25,558

International Equities - 41.5%
Russell Emerging Markets Fund	4,274,983	75,282
Russell Global Equity Fund	12,709,085	134,589
Russell International Developed Markets Fund	6,386,735	214,403

		424,274

Total Investments - 100.1% (identified cost $910,167)		1,024,027

Other Assets and Liabilities, Net - (0.1%)		(665)

Net Assets - 100.0%		1,023,362

See accompanying notes which are an integral part of this quarterly report.

Equity Growth Strategy Fund	7

Russell Investment Company

2015 Strategy Fund

Schedule of Investments — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Fair Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds - Class Y Shares

Alternative Funds - 5.5%
Russell Commodity Strategies Fund	107,638	909
Russell Global Real Estate Securities Fund	22,506	893

		1,802

Domestic Equities - 15.0%
Russell U.S. Core Equity Fund	39,400	1,428
Russell U.S. Defensive Equity Fund	47,014	1,821
Russell U.S. Dynamic Equity Fund	71,606	847
Russell U.S. Small Cap Equity Fund	24,870	781

		4,877

Fixed Income - 64.1%
Russell Investment Grade Bond Fund	300,063	6,508
Russell Short Duration Bond Fund	67,597	1,303
Russell Strategic Bond Fund	1,203,478	13,022

		20,833

International Equities - 15.4%
Russell Emerging Markets Fund	29,302	516
Russell Global Equity Fund	178,008	1,885
Russell International Developed Markets Fund	77,355	2,597

		4,998

Total Investments - 100.0% (identified cost $27,706)		32,510

Other Assets and Liabilities, Net - (0.0%)		(3)

Net Assets - 100.0%		32,507

See accompanying notes which are an integral part of this quarterly report.

8	2015 Strategy Fund

Russell Investment Company

2020 Strategy Fund

Schedule of Investments — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Fair Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds - Class Y Shares

Alternative Funds - 6.3%
Russell Commodity Strategies Fund	769,970	6,506
Russell Global Real Estate Securities Fund	147,335	5,845

		12,351

Domestic Equities - 20.3%
Russell U.S. Core Equity Fund	352,944	12,791
Russell U.S. Defensive Equity Fund	320,019	12,397
Russell U.S. Dynamic Equity Fund	700,051	8,282
Russell U.S. Small Cap Equity Fund	207,121	6,504

		39,974

Fixed Income - 54.0%
Russell Investment Grade Bond Fund	1,270,788	27,563
Russell Strategic Bond Fund	7,279,531	78,765

		106,328

International Equities - 19.4%
Russell Emerging Markets Fund	256,423	4,516
Russell Global Equity Fund	1,226,837	12,992
Russell International Developed Markets Fund	615,831	20,673

		38,181

Total Investments - 100.0% (identified cost $159,129)		196,834

Other Assets and Liabilities, Net - (0.0%)		(28)

Net Assets - 100.0%		196,806

See accompanying notes which are an integral part of this quarterly report.

2020 Strategy Fund	9

Russell Investment Company

2025 Strategy Fund

Schedule of Investments — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Fair Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds - Class Y Shares

Alternative Funds - 6.8%
Russell Commodity Strategies Fund	209,549	1,771
Russell Global Real Estate Securities Fund	33,912	1,345

		3,116

Domestic Equities - 26.9%
Russell U.S. Core Equity Fund	119,449	4,329
Russell U.S. Defensive Equity Fund	81,219	3,147
Russell U.S. Dynamic Equity Fund	254,939	3,016
Russell U.S. Small Cap Equity Fund	56,669	1,779

		12,271

Fixed Income - 42.1%
Russell Investment Grade Bond Fund	42,081	913
Russell Strategic Bond Fund	1,687,292	18,256

		19,169

International Equities - 24.2%
Russell Emerging Markets Fund	74,741	1,316
Russell Global Equity Fund	335,597	3,554
Russell International Developed Markets Fund	183,022	6,144

		11,014

Total Investments - 100.0% (identified cost $37,419)		45,570

Other Assets and Liabilities, Net - (0.0%)		(4)

Net Assets - 100.0%		45,566

See accompanying notes which are an integral part of this quarterly report.

10	2025 Strategy Fund

Russell Investment Company

2030 Strategy Fund

Schedule of Investments — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Fair Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds - Class Y Shares

Alternative Funds - 9.1%
Russell Commodity Strategies Fund	1,144,847	9,674
Russell Global Real Estate Securities Fund	164,819	6,538

		16,212

Domestic Equities - 34.3%
Russell U.S. Core Equity Fund	630,483	22,848
Russell U.S. Defensive Equity Fund	354,820	13,746
Russell U.S. Dynamic Equity Fund	1,272,420	15,053
Russell U.S. Small Cap Equity Fund	307,866	9,667

		61,314

Fixed Income - 26.0%
Russell Strategic Bond Fund	4,295,258	46,475

International Equities - 30.6%
Russell Emerging Markets Fund	374,173	6,589
Russell Global Equity Fund	1,585,322	16,789
Russell International Developed Markets Fund	931,476	31,270

		54,648

Total Investments -100.0% (identified cost $135,398)		178,649

Other Assets and Liabilities, Net - (0.0%)		(22)

Net Assets - 100.0%		178,627

See accompanying notes which are an integral part of this quarterly report.

2030 Strategy Fund	11

Russell Investment Company

2035 Strategy Fund

Schedule of Investments — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Fair Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds - Class Y Shares

Alternative Funds - 10.9%
Russell Commodity Strategies Fund	213,183	1,801
Russell Global Real Estate Securities Fund	37,454	1,486

		3,287

Domestic Equities - 42.1%
Russell U.S. Core Equity Fund	132,957	4,818
Russell U.S. Defensive Equity Fund	62,291	2,413
Russell U.S. Dynamic Equity Fund	293,322	3,470
Russell U.S. Small Cap Equity Fund	62,291	1,956

		12,657

Fixed Income - 10.1%
Russell Strategic Bond Fund	279,206	3,021

International Equities - 36.9%
Russell Emerging Markets Fund	76,492	1,347
Russell Global Equity Fund	326,447	3,457
Russell International Developed Markets Fund	187,803	6,305

		11,109

Total Investments - 100.0% (identified cost $23,253)		30,074

Other Assets and Liabilities, Net - (0.0%)		(2)

Net Assets - 100.0%		30,072

See accompanying notes which are an integral part of this quarterly report.

12	2035 Strategy Fund

Russell Investment Company

2040 Strategy Fund

Schedule of Investments — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Fair Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds - Class Y Shares

Alternative Funds - 10.9%
Russell Commodity Strategies Fund	975,217	8,240
Russell Global Real Estate Securities Fund	171,766	6,814

		15,054

Domestic Equities - 42.1%
Russell U.S. Core Equity Fund	606,902	21,994
Russell U.S. Defensive Equity Fund	284,268	11,013
Russell U.S. Dynamic Equity Fund	1,339,936	15,851
Russell U.S. Small Cap Equity Fund	284,878	8,945

		57,803

Fixed Income - 10.0%
Russell Strategic Bond Fund	1,270,135	13,743

International Equities - 37.0%
Russell Emerging Markets Fund	349,962	6,163
Russell Global Equity Fund	1,490,868	15,788
Russell International Developed Markets Fund	858,730	28,828

		50,779

Total Investments - 100.0% (identified cost $98,488)		137,379

Other Assets and Liabilities, Net - (0.0%)		(14)

Net Assets - 100.0%		137,365

See accompanying notes which are an integral part of this quarterly report.

2040 Strategy Fund	13

Russell Investment Company

2045 Strategy Fund

Schedule of Investments — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Fair Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds - Class Y Shares

Alternative Funds - 11.0%
Russell Commodity Strategies Fund	105,216	889
Russell Global Real Estate Securities Fund	18,512	735

		1,624

Domestic Equities - 42.0%
Russell U.S. Core Equity Fund	65,178	2,362
Russell U.S. Defensive Equity Fund	30,488	1,181
Russell U.S. Dynamic Equity Fund	144,182	1,706
Russell U.S. Small Cap Equity Fund	30,683	963

		6,212

Fixed Income - 10.0%
Russell Strategic Bond Fund	136,534	1,477

International Equities - 37.0%
Russell Emerging Markets Fund	37,680	664
Russell Global Equity Fund	160,433	1,699
Russell International Developed Markets Fund	92,412	3,102

		5,465

Total Investments - 100.0% (identified cost $11,337)		14,778

Other Assets and Liabilities, Net - (0.0%)		(2)

Net Assets - 100.0%		14,776

See accompanying notes which are an integral part of this quarterly report.

14	2045 Strategy Fund

Russell Investment Company

2050 Strategy Fund

Schedule of Investments — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Fair Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds - Class Y Shares

Alternative Funds - 11.0%
Russell Commodity Strategies Fund	131,789	1,113
Russell Global Real Estate Securities Fund	23,210	921

		2,034

Domestic Equities - 42.0%
Russell U.S. Core Equity Fund	81,619	2,958
Russell U.S. Defensive Equity Fund	38,176	1,479
Russell U.S. Dynamic Equity Fund	180,487	2,135
Russell U.S. Small Cap Equity Fund	38,373	1,205

		7,777

Fixed Income - 10.0%
Russell Strategic Bond Fund	170,956	1,850

International Equities - 37.0%
Russell Emerging Markets Fund	47,198	831
Russell Global Equity Fund	200,796	2,127
Russell International Developed Markets Fund	115,697	3,884

		6,842

Total Investments - 100.0% (identified cost $13,109)		18,503

Other Assets and Liabilities, Net - (0.0%)		(2)

Net Assets - 100.0%		18,501

See accompanying notes which are an integral part of this quarterly report.

2050 Strategy Fund	15

Russell Investment Company

2055 Strategy Fund

Schedule of Investments — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Fair Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds - Class Y Shares

Alternative Funds - 10.9%
Russell Commodity Strategies Fund	14,913	126
Russell Global Real Estate Securities Fund	2,611	103

		229

Domestic Equities - 42.1%
Russell U.S. Core Equity Fund	9,263	336
Russell U.S. Defensive Equity Fund	4,333	168
Russell U.S. Dynamic Equity Fund	20,445	242
Russell U.S. Small Cap Equity Fund	4,352	136

		882

Fixed Income - 10.0%
Russell Strategic Bond Fund	19,398	210

International Equities - 37.0%
Russell Emerging Markets Fund	5,339	94
Russell Global Equity Fund	22,784	241
Russell International Developed Markets Fund	13,123	441

		776

Total Investments - 100.0% (identified cost $1,819)		2,097

Other Assets and Liabilities, Net - 0.0%		—	*

Net Assets - 100.0%		2,097

*	Less than .05% of net assets.

See accompanying notes which are an integral part of this quarterly report.

16	2055 Strategy Fund

Russell Investment Company

In Retirement Fund

Schedule of Investments — July 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Fair Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds - Class Y Shares

Alternative Funds - 5.2%
Russell Commodity Strategies Fund	184,904	1,563
Russell Global Real Estate Securities Fund	39,221	1,556

		3,119

Domestic Equities - 13.0%
Russell U.S. Core Equity Fund	63,012	2,283
Russell U.S. Defensive Equity Fund	80,663	3,125
Russell U.S. Dynamic Equity Fund	111,762	1,322
Russell U.S. Small Cap Equity Fund	34,450	1,082

		7,812

Fixed Income - 68.0%
Russell Investment Grade Bond Fund	554,118	12,019
Russell Short Duration Bond Fund	249,482	4,807
Russell Strategic Bond Fund	2,221,605	24,038

		40,864

International Equities - 13.8%
Russell Emerging Markets Fund	40,948	721
Russell Global Equity Fund	317,779	3,365
Russell International Developed Markets Fund	125,309	4,207

		8,293

Total Investments - 100.0% (identified cost $49,566)		60,088

Other Assets and Liabilities, Net - (0.0%)		(10)

Net Assets - 100.0%		60,078

See accompanying notes which are an integral part of this quarterly report.

In Retirement Fund	17

Russell Investment Company

LifePoints® Funds

Notes to Quarterly Report — July 31, 2013 (Unaudited)

1.	Organization

Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 39 different investment portfolios referred to as Funds. This Quarterly Report reports on 15 of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under a Second Amended and Restated Master Trust Agreement dated October 1, 2008, as amended (“Master Trust Agreement”). The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

Target Portfolio Funds

Each of the Target Portfolio Funds listed in the table below is a “fund of funds” and diversifies its assets by investing, at present, in Shares of several other RIC Funds (the “Underlying Funds”). Each Fund seeks to achieve its specific investment objective by investing in different combinations of Underlying Funds. Each Fund currently intends to invest only in the Underlying Funds. Each Fund intends its strategy of investing in combinations of equity, fixed income and alternative Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. Russell Investment Management Company (“RIMCo”), the Funds’ investment adviser, may modify the target allocation for any Fund, including changes to the Underlying Funds in which a Fund invests, from time to time based on capital markets research or on factors such as RIMCo’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. Modifications in the allocations to the Underlying Funds are typically based on strategic, long-term allocation decisions. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 3% at the equity, fixed income or alternative category level based on RIMCo’s assessment of relative market valuation of the asset classes represented by each Underlying Fund, and/or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year. In the future, the Funds may also invest in other RIC Underlying Funds that pursue investment strategies not pursued by the current Underlying Funds or represent asset classes which are not currently represented by the Underlying Funds.

The following table shows the Underlying Funds in which each Fund invests and the target strategic asset allocation effective March 1, 2013 to each Underlying Fund.

	Asset Allocation Targets as of March 1, 2013*
Underlying Funds	Conservative Strategy Fund	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund
Alternative Funds**
Russell Commodity Strategies Fund	2%	3%	4%	6%	6%
Russell Global Infrastructure Fund	2	3	3	4	4
Russell Global Real Estate Securities Fund	2	3	3	4	5
Russell Multi-Strategy Alternative Fund	2	3	3	4	5
Domestic Equity Funds
Russell U.S. Core Equity Fund	2	4	7	10	12
Russell U.S. Defensive Equity Fund***	3	4	5	5	6
Russell U.S. Dynamic Equity Fund****	1	2	6	6	9
Russell U.S. Small Cap Equity Fund	—	2	4	6	7
Fixed Income Funds
Russell Global Opportunistic Credit Fund	2	2	3	4	5
Russell Investment Grade Bond Fund	20	20	—	—	—
Russell Short Duration Bond Fund	18	—	—	—	—
Russell Strategic Bond Fund	38	36	35	15	—
International Equity Funds
Russell Emerging Markets Fund	—	3	4	5	6
Russell Global Equity Fund	4	7	9	13	13
Russell International Developed Markets Fund	4	8	14	18	22

	100%	100%	100%	100%	100%

*	Prospectus dated March 1, 2013.
**	Alternative Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds or that seek returns with a low correlation to global equity markets.
***	Formerly, Russell U.S. Quantitative Equity Fund.
****	Formerly, Russell U.S. Growth Fund.

18	Notes to Quarterly Report

Russell Investment Company

LifePoints® Funds

Notes to Quarterly Report, continued — July 31, 2013 (Unaudited)

Target Date Funds

Each of the Target Date Funds listed in the table below is a “fund of funds” and seeks to achieve its objective by investing in Shares of several of the Underlying Funds which represent various asset classes. Each Fund currently intends to invest only in the Underlying Funds. The 2015 Strategy, 2020 Strategy, 2025 Strategy, 2030 Strategy, 2035 Strategy, 2040 Strategy, 2045 Strategy, 2050 Strategy and 2055 Strategy Funds are referred to herein as the “Strategy Funds.” The allocation of each Strategy Fund’s assets to the Underlying Funds in which it invests will become more conservative over time until approximately the year indicated in the Fund name, the “target year,” at which time the allocation will remain fixed. The Strategy Funds are designed for investors who plan to retire close to the target year indicated in the Fund name. The allocation of the In Retirement Fund’s assets to the Underlying Funds in which it invests does not shift over time. The In Retirement Fund is intended for investors who have reached retirement age and are no longer contributing to their retirement savings. RIMCo may modify the target asset allocation for any Fund, including changes to the Underlying Funds in which a Fund invests, from time to time based on strategic capital markets research or on factors such as RIMCo’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. Modifications in the asset allocation or changes to the Underlying Funds may be based on strategic, long-term allocation decisions and not on tactical, short-term positioning. There may not be changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year. In the future, the Funds may also invest in other Underlying Funds that pursue investment strategies not pursued by the current Underlying Funds or represent asset classes which are not currently represented by the Underlying Funds.

The following tables show the Underlying Funds in which each Fund invests and the approximate target asset allocation as of March 1, 2013 to each Underlying Fund.

	Asset Allocation Targets as of March 1, 2013*
Underlying Funds	2015 Strategy Fund	2020 Strategy Fund	2025 Strategy Fund	2030 Strategy Fund	2035 Strategy Fund
Alternative Funds**
Russell Commodity Strategies Fund	3%	3%	4%	5%	6%
Russell Global Real Estate Securities Fund	3	3	3	4	5
Domestic Equity Funds
Russell U.S. Core Equity Fund	4	7	9	13	16
Russell U.S. Defensive Equity Fund***	5	6	7	8	8
Russell U.S. Dynamic Equity Fund****	3	4	7	8	11
Russell U.S. Small Cap Equity Fund	2	3	4	5	7
Fixed Income Funds
Russell Investment Grade Bond Fund	20	14	2	—	—
Russell Short Duration Bond Fund	4	—	—	—	—
Russell Strategic Bond Fund	40	40	40	26	10
International Equity Funds
Russell Emerging Markets Fund	2	2	3	4	5
Russell Global Equity Fund	6	7	8	9	11
Russell International Developed Markets Fund	8	11	13	18	21

	100%	100%	100%	100%	100%

	Asset Allocation Targets as of March 1, 2013*
Underlying Funds	2040 Strategy Fund	2045 Strategy Fund	2050 Strategy Fund	2055 Strategy Fund	In Retirement Fund
Alternative Funds**
Russell Commodity Strategies Fund	6%	6%	6%	6%	3%
Russell Global Real Estate Securities Fund	5	5	5	5	3
Domestic Equity Funds
Russell U.S. Core Equity Fund	16	16	16	16	4
Russell U.S. Defensive Equity Fund***	8	8	8	8	5
Russell U.S. Dynamic Equity Fund****	11	11	11	11	2
Russell U.S. Small Cap Equity Fund	7	7	7	7	2
Fixed Income Funds
Russell Investment Grade Bond Fund	—	—	—	—	20
Russell Short Duration Bond Fund	—	—	—	—	8
Russell Strategic Bond Fund	10	10	10	10	40

Notes to Quarterly Report	19

Russell Investment Company

LifePoints® Funds

Notes to Quarterly Report, continued — July 31, 2013 (Unaudited)

	Asset Allocation Targets as of March 1, 2013*
Underlying Funds	2040 Strategy Fund	2045 Strategy Fund	2050 Strategy Fund	2055 Strategy Fund	In Retirement Fund
International Equity Funds
Russell Emerging Markets Fund	5%	5%	5%	5%	1%
Russell Global Equity Fund	11	11	11	11	5
Russell International Developed Markets Fund	21	21	21	21	7

	100%	100%	100%	100%	100%

*	Prospectus dated March 1, 2013.
**	Alternative Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds or that seek returns with a low correlation to global equity markets.
***	Formerly, Russell U.S. Quantitative Equity Fund.
****	Formerly, Russell U.S. Growth Fund.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) for investment companies. The presentation of these schedules of investments in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Funds value their portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund.

Fair value of securities is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. To increase consistency and comparability in fair value measurement, the fair value hierarchy was established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (e.g., the risk inherent in a particular valuation technique, such as a pricing model or the risks inherent in the inputs to a particular valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active (such as interest rates, yield curves, implied volatilities, credit spreads) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

The levels associated with valuing the Funds’ investments for the period ended July 31, 2013 were Level 1 for all Funds.

Investment Transactions

Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the net asset value stated in the financial statements to be different from the net asset value at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost.

20	Notes to Quarterly Report

Russell Investment Company

LifePoints® Funds

Notes to Quarterly Report, continued — July 31, 2013 (Unaudited)

Investment Income

Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk

In the normal course of business, the Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Underlying Funds may also be exposed to counterparty risk or the risk that an institution or other entity with which the Underlying Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Underlying Funds’ financial statements (the “Assets”). The Assets, which potentially expose the Underlying Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Underlying Funds’ exposure to credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Underlying Funds’ Statements of Assets and Liabilities.

Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by an Underlying Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose an Underlying Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by an Underlying Fund. This could cause an Underlying Fund to underperform other types of investments.

3.	Federal Income Taxes

At July 31, 2013, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:

	Conservative Strategy Fund	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund
Cost of Investments	$574,272,625	$873,180,584	$3,485,679,554	$2,112,476,269	$938,484,918

Unrealized Appreciation	52,167,049	109,718,643	405,481,822	271,116,421	110,990,574
Unrealized Depreciation	(1,376,533)	(3,503,451)	(29,791,578)	(23,093,077)	(25,448,819)

Net Unrealized Appreciation (Depreciation)	$50,790,516	$106,215,192	$375,690,244	$248,023,344	$85,541,755

	2015 Strategy Fund	2020 Strategy Fund	2025 Strategy Fund	2030 Strategy Fund	2035 Strategy Fund
Cost of Investments	$27,959,233	$162,112,063	$37,876,943	$137,809,834	$23,601,377

Unrealized Appreciation	4,677,698	35,769,835	7,982,817	42,353,329	6,700,686
Unrealized Depreciation	(126,834)	(1,048,297)	(289,745)	(1,514,597)	(227,799)

Net Unrealized Appreciation (Depreciation)	$4,550,864	$34,721,538	$7,693,072	$40,838,732	$6,472,887

	2040 Strategy Fund	2045 Strategy Fund	2050 Strategy Fund	2055 Strategy Fund	In Retirement Fund
Cost of Investments	$101,030,599	$11,540,059	$13,333,968	$1,822,735	$50,615,304

Unrealized Appreciation	37,520,427	3,339,993	5,297,751	295,796	9,692,874
Unrealized Depreciation	(1,171,617)	(102,206)	(129,195)	(21,174)	(220,429)

Net Unrealized Appreciation (Depreciation)	$36,348,810	$3,237,787	$5,168,556	$274,622	$9,472,445

Notes to Quarterly Report	21

Russell Investment Company

LifePoints® Funds

Notes to Quarterly Report, continued — July 31, 2013 (Unaudited)

4.	Subsequent Events

Management has evaluated events and/or transactions that have occurred through the date this Quarterly Report was available to be issued and noted no items requiring adjustments of the Quarterly Report or additional disclosures.

22	Notes to Quarterly Report

Russell Investment Company

LifePoints® Funds

Shareholder Requests for Additional Information — July 31, 2013 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii) at www.russell.com; (iii) on the Securities and Exchange Commission’s website at www.sec.gov; and (iv) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Underlying Funds may be invested. RIMCo has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI and information regarding how the Underlying Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2013 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii) at www.russell.com; and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectuses and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your Financial Intermediary for further details.

Financial statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800) 787-7354.

Shareholder Requests for Additional Information	23

Russell Investment Company	1301 Second Avenue	800-787-7354
	Seattle, Washington 98101	Fax: 206-505-3495
www.russell.com

Item 2. Controls and Procedures

(a) Registrant’s principal executive officer and principal financial officer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Exchange Act as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no material changes in Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Company

By:	/s/ Sandra Cavanaugh
Sandra Cavanaugh
Principal Executive Officer and Chief Executive Officer

Date:	September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sandra Cavanaugh
Sandra Cavanaugh
Principal Executive Officer and Chief Executive Officer

Date:	September 27, 2013

By:	/s/ Mark E. Swanson
Mark E. Swanson
Principal Financial Officer, Principal Accounting Officer and Treasurer

Date:	September 27, 2013